                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779
--------------------------------------------------------------------------------

                              JOHN HANCOCK FUNDS II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      601 CONGRESS STREET, BOSTON, MA 02210
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 617-663-3000


Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ABSOLUTE RETURN FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 92.08%

JOHN HANCOCK FUNDS II - 89.20%
Capital Appreciation Fund Class NAV                                  21,668   $         222,318
Core Bond Fund Class NAV                                             12,542             159,161
Emerging Small Company Fund Class NAV                                 3,401             106,429
Equity-Income Fund Class NAV                                          5,807             113,647
Fundamental Value Fund Class NAV                                      6,588             111,858
Global Bond Fund Class NAV                                            6,974             106,485
High Income Fund Class NAV                                           41,957             456,494
High Yield Fund Class NAV                                            10,477             108,441
International Opportunities Fund Class NAV                            6,689             116,522
International Small Company Fund Class NAV                           16,873             172,778
International Value Fund Class NAV                                    6,020             118,242
Investment Quality Bond Fund Class NAV                               13,361             159,534
Large Cap Fund Class NAV                                             10,722             169,836
Large Cap Value Fund Class NAV                                        4,507             111,402
Natural Resources Fund Class NAV                                      5,929             223,896
Quantitative Value Fund Class NAV                                     6,468             115,459
Real Estate Equity Fund Class NAV                                    37,346             462,721
Real Return Bond Fund Class NAV                                      39,618             526,517
Small Company Value Fund Class NAV                                    6,418             164,762
Spectrum Income Fund Class NAV                                       30,567             322,783
Strategic Bond Fund Class NAV                                        18,072             218,304
Strategic Income Fund Class NAV                                      15,552             156,612
Total Return Fund Class NAV                                          26,492             371,950
U.S. Government Securities Fund Class NAV                             7,697             105,829
                                                                              -----------------
                                                                                      4,901,980

MUTUAL FUNDS - 2.88%
PowerShares DB Commodity
   Index Tracking Fund                                                6,125             157,903
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $4,645,979)                                  $       5,059,883
                                                                              -----------------

SHORT TERM INVESTMENTS - 7.25%
U.S. Treasury Bills
   4.72% due 12/28/2006                                   $         400,000   $         398,584
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $398,584)                                                            $         398,584
                                                                              -----------------
TOTAL INVESTMENTS (ABSOLUTE RETURN FUND)
   (COST $5,044,563) - 99.33%                                                 $       5,458,467
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.67%                                            36,949
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       5,495,416
                                                                              =================

ACTIVE BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 0.07%

COAL - 0.07%
Great Lakes Carbon Income Fund                                       38,100   $         342,161
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $378,846)                                           $         342,161
                                                                              -----------------

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
PREFERRED STOCKS - 0.08%

FOOD & BEVERAGES - 0.05%
Ocean Spray Cranberries, Inc. *                                       3,200   $         265,300

INSURANCE - 0.03%
Aspen Insurance Holdings, Ltd. *                                      5,200             130,325
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $392,400)                                        $         395,625
                                                                              -----------------

U.S. TREASURY OBLIGATIONS - 9.73%

U.S. TREASURY BONDS - 0.75%
   4.50% due 02/15/2036                                   $       1,213,000           1,200,965
   8.75% due 08/15/2020 (a)                                       1,663,000           2,353,404
                                                                              -----------------
                                                                                      3,554,369

U.S. TREASURY NOTES - 8.98%
   4.25% due 11/15/2013 (a)                                       7,285,000           7,201,907
   4.625% due 11/15/2016                                          4,805,000           4,868,066
   4.625% due 11/15/2009 (a)                                     11,365,000          11,401,402
   4.75% due 10/31/2011 (a)                                         734,000             739,562
   4.875% due 10/31/2008 (a)                                     12,020,000          12,072,588
   4.875% due 08/15/2016 ***                                      5,915,000           6,100,997
                                                                              -----------------
                                                                                     42,384,522
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,504,968)                                                            $      45,938,891
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.03%

FEDERAL HOME LOAN BANK - 0.70%
   4.875% due 11/18/2011                                          3,140,000           3,162,672
   5.80% due 09/02/2008                                             135,000             136,971
                                                                              -----------------
                                                                                      3,299,643

FEDERAL HOME LOAN MORTGAGE CORP. - 1.13%
   3.952% due 06/01/2034                                            142,992             139,646
   5.00% due 10/18/2010                                           1,330,000           1,340,402
   5.168% due 11/01/2035                                          1,098,428           1,076,775
   5.287% due 12/01/2035                                          1,053,211           1,043,154
   5.845% due 11/01/2036                                            800,000             804,469
   5.875% due 03/21/2011                                             81,000              84,016
   6.00% due 12/01/2035                                             854,759             864,507
                                                                              -----------------
                                                                                      5,352,969

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.11%
   2.50% due 06/15/2008                                           3,039,000           2,935,917
   3.766% due 07/01/2033 (b)                                          7,247               7,180
   4.375% due 03/15/2013                                             20,000              19,606
   4.875% due 12/15/2016                                            705,000             710,518
   5.00% due 05/01/2018 to 04/01/2036                             8,943,128           8,837,072
   5.00% TBA **                                                  25,000,000          24,421,875
   5.057% due 05/01/2035                                          4,465,105           4,465,491
   5.50% due 03/15/2011 to 01/01/2036                            16,240,008          16,374,037
   5.50% TBA **                                                  20,885,000          20,814,112
   6.00% due 05/15/2008 to 09/01/2036                            19,372,277          19,601,201
   6.00% TBA **                                                  12,630,000          12,764,194
   6.25% due 05/15/2029                                             157,000             184,799
   6.50% due 02/01/2036 to 07/01/2036                             6,607,151           6,742,513
   6.625% due 09/15/2009                                          5,046,000           5,289,394
   7.00% due 09/01/2010 to 10/25/2041                               127,151             130,929

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   7.50% due 09/01/2029 to 08/01/2031                     $           7,246   $           7,562
                                                                              -----------------
                                                                                    123,306,400

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
   5.00% due 04/15/2035                                             126,609             124,598
   5.50% due 03/15/2035                                             122,796             123,037
   6.00% due 03/15/2033 to 06/15/2033                                56,350              57,329
   6.50% due 09/15/2028 to 08/15/2031                                10,530              10,868
   7.00% due 04/15/2029                                               3,196               3,308
   8.00% due 10/15/2026                                               3,038               3,225
                                                                              -----------------
                                                                                        322,365

THE FINANCING CORP. - 0.02%
   10.35% due 08/03/2018                                             75,000             111,081
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $130,955,877)                                                        $     132,392,458
                                                                              -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.15%

ARGENTINA - 0.02%
Republic of Argentina
   zero coupon, Step up to 1.18% on
     03/31/2009 due 12/31/2038 (b)                        ARS       177,218              30,669
   0.6491% due 12/15/2035 (b)                                       393,449              14,500
   5.83% due 12/31/2033 (b)                                          72,870              33,010
                                                                              -----------------
                                                                                         78,179

CANADA - 0.00%
Government of Canada
   5.50% due 06/01/2010                                   CAD         5,000               4,619

CHILE - 0.05%
Republic of Chile
   5.7763% due 01/28/2008 (b)                             $         223,000             223,669

COLOMBIA - 0.01%
Republic of Colombia
   10.00% due 01/23/2012                                             20,000              23,530
   11.75% due 03/01/2010                                  COP    16,000,000               7,464
                                                                              -----------------
                                                                                         30,994

JAPAN - 0.01%
Government of Japan
   0.90% due 12/22/2008                                   JPY       550,000               4,768
   1.50% due 09/20/2014                                           1,350,000              11,688
   1.80% due 03/22/2010                                           2,650,000              23,529
                                                                              -----------------
                                                                                         39,985

MEXICO - 0.06%
Government of Mexico
   8.00% due 12/07/2023                                   MXN       238,900              21,958
   8.00% due 12/19/2013                                             167,800              15,475
   9.875% due 02/01/2010 (a)                              $         205,000             232,880
                                                                              -----------------
                                                                                        270,313

PANAMA - 0.00%
Republic of Panama
   8.875% due 09/30/2027                                              6,000               7,635

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

PANAMA (CONTINUED)
Republic of Panama (continued)
   9.375% due 07/23/2012                                  $           2,000   $           2,343
                                                                              -----------------
                                                                                          9,978

PERU - 0.00%
Republic of Peru
   9.125% due 02/21/2012                                              3,000               3,465
   9.875% due 02/06/2015                                              2,000               2,507
                                                                              -----------------
                                                                                          5,972

PHILIPPINES - 0.00%
Republic of Philippines
   9.125% due 02/22/2010                                  EUR         2,000               2,994

SWEDEN - 0.00%
Kingdom of Sweden
   5.00% due 01/28/2009                                   SEK        30,000               4,524
   5.25% due 03/15/2011                                              30,000               4,677
                                                                              -----------------
                                                                                          9,201

TURKEY - 0.00%
Republic of Turkey
   20.00% due 10/17/2007                                  TRY        23,700              16,746
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $684,521)                                                               $         692,650
                                                                              -----------------

CORPORATE BONDS - 30.31%

AEROSPACE - 0.22%
Embraer Overseas, Ltd.
   6.375% due 01/24/2017                                  $       1,000,000           1,003,500
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                             44,944              47,570
                                                                              -----------------
                                                                                      1,051,070

AGRICULTURE - 0.08%
Mosaic Company
   7.375% due 12/01/2014                                            180,000             182,925
   7.625% due 12/01/2016                                            180,000             184,050
                                                                              -----------------
                                                                                        366,975

AIR TRAVEL - 0.06%
Continental Airlines, Inc., Series 00-2
   8.307% due 04/02/2018                                            175,719             177,476
Continental Airlines, Inc., Series 991A
   6.545% due 02/02/2019                                            107,963             110,664
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                               4,000               2,340
                                                                              -----------------
                                                                                        290,480

AMUSEMENT & THEME PARKS - 0.03%
HRP Myrtle Beach Operations LLC
   10.12% due 04/01/2012 (b)                                        140,000             139,650

AUTO PARTS - 0.00%
Delphi Corp.
   6.197% due 11/15/2033 ##                                           2,000               2,038

AUTO SERVICES - 0.05%
Erac USA Finance Company
   6.70% due 06/01/2034                                             205,000             222,162

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AUTO SERVICES (CONTINUED)
ERAC USA Finance Company (continued)
   7.95% due 12/15/2009                                   $          10,000   $          10,741
                                                                              -----------------
                                                                                        232,903

AUTOMOBILES - 0.13%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                             234,000             229,226
   5.875% due 03/15/2011                                            395,000             399,641
                                                                              -----------------
                                                                                        628,867

BANKING - 1.78%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                               EUR         1,000               1,492
BAC Capital Trust XI
   6.625% due 05/23/2036                                  $         555,000             614,981
Banco Mercantil del Norte SA
   6.862% due 10/13/2021                                            245,000             252,398
Banco Santander Chile
   5.375% due 12/09/2014                                              5,000               4,982
   5.74% due 12/09/2009 (b)                                          18,000              18,045
Bank of Ireland
   6.45% due 02/10/2010                                   EUR         1,000               1,422
BankAmerica Institutional Capital B
   7.70% due 12/31/2026                                   $         125,000             129,796
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                                        350,000             339,660
HBOS PLC
   3.125% due 01/12/2007                                             17,000              16,949
   5.375% due 11/29/2049 (b)                                         22,000              21,969
   6.413% due 09/29/2049 (a)(b)                                     450,000             459,072
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                           5,000               4,836
Landsbanki Islands HF
   6.07% due 08/25/2009 (b)                                         490,000             493,385
   6.10% due 08/25/2011                                             295,000             302,231
Lloyds TSB Group PLC
   6.267% due 12/31/2049 (b)                                        445,000             451,138
NB Capital Trust IV
   8.25% due 04/15/2027                                              50,000              52,280
Rabobank Capital Funding II
   5.26% due 12/29/2049 (b)                                         740,000             733,168
RBS Capital Trust IV
   6.1669% due 09/29/2049 (b)                                        18,000              18,089
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                                        580,000             700,718
Shinhan Bank
   6.819% due 09/20/2036 (b)                                        515,000             532,896
Sovereign Capital Trust VI
   9.00% due 04/01/2027                                             370,000             386,083
TuranAlem Finance BV
   7.875% due 06/02/2010                                             12,000              12,391
USB Capital IX
   6.189% due 04/15/2042 (b)                                        520,000             534,127
Wachovia Capital Trust II
   5.8738% due 01/15/2027 (b)                                       385,000             369,160
Wachovia Capital Trust III
   5.80% due 03/15/2042 (b)                                         700,000             709,409

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Washington Mutual Bank, Series BKNT
   6.75% due 05/20/2036                                   $         400,000   $         443,606
Washington Mutual, Inc.
   4.20% due 01/15/2010                                             222,000             216,247
   5.6869% due 03/22/2012 (b)                                         7,000               7,012
Wells Fargo Capital X
   5.95% due 12/15/2036                                             335,000             338,946
Wells Fargo Company
   3.50% due 04/04/2008 (a)                                         219,000             214,392
                                                                              -----------------
                                                                                      8,380,880

BROADCASTING - 0.33%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                             214,000             222,088
News America Holdings, Inc.
   6.75% due 01/09/2038                                               2,000               2,184
   7.75% due 12/01/2045                                               9,000              10,631
   8.25% due 08/10/2018                                             345,000             413,364
Viacom, Inc.
   6.625% due 05/15/2011                                            575,000             602,019
XM Satellite Radio, Inc.
   9.75% due 05/01/2014 (a)                                         330,000             326,700
                                                                              -----------------
                                                                                      1,576,986

BUILDING MATERIALS & CONSTRUCTION - 0.32%
CRH America, Inc.
   6.00% due 09/30/2016                                             510,000             521,696
USG Corp.
   6.30% due 11/15/2016                                           1,000,000           1,006,566
                                                                              -----------------
                                                                                      1,528,262

BUSINESS SERVICES - 0.32%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                              2,000               2,097
Science Applications International Corp.
   5.50% due 07/01/2033                                             825,000             762,109
Xerox Corp.
   6.75% due 02/01/2017                                             715,000             760,317
                                                                              -----------------
                                                                                      1,524,523

CABLE AND TELEVISION - 1.44%
Comcast Corp.
   5.90% due 03/15/2016                                             240,000             244,436
   6.50% due 11/15/2035                                             530,000             550,436
Comcast Corp., Class A
   5.30% due 01/15/2014                                             219,000             216,817
   7.05% due 03/15/2033 (a)                                          11,000              12,110
Cox Communications, Inc.
   4.625% due 01/15/2010                                             22,000              21,651
   5.45% due 12/15/2014                                             218,000             215,213
   5.875% due 12/01/2016                                            305,000             306,255
   6.75% due 03/15/2011                                             209,000             220,524
   7.75% due 11/01/2010                                             207,000             224,793
Shaw Communications, Inc.
   8.25% due 04/11/2010                                             275,000             291,156
TCI Communications, Inc.
   9.80% due 02/01/2012 (a)                                         275,000             328,033

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner Companies, Inc.
   7.57% due 02/01/2024                                   $          34,000   $          38,327
Time Warner Entertainment Company LP
   8.375% due 03/15/2023                                            280,000             336,617
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                            535,000             664,245
Time Warner, Inc.
   5.875% due 11/15/2016                                            160,000             160,722
   6.15% due 05/01/2007                                              13,000              13,036
   6.50% due 11/15/2036                                             760,000             774,746
   6.75% due 04/15/2011                                             575,000             606,786
   7.625% due 04/15/2031                                              9,000              10,312
Viacom, Inc.
   5.75% due 04/30/2011                                           1,000,000           1,008,394
   6.875% due 04/30/2036                                            525,000             539,364
                                                                              -----------------
                                                                                      6,783,973

CELLULAR COMMUNICATIONS - 0.32%
America Movil S.A. de CV
   5.75% due 01/15/2015                                             275,000             274,628
American Tower Corp.
   7.50% due 05/01/2012 (a)                                          12,000              12,360
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                            211,000             232,444
   8.75% due 03/01/2031                                             209,000             278,895
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                            240,000             272,803
Nextel Communications, Inc.
   7.375% due 08/01/2015                                              2,000               2,065
Nextel Partners, Inc.
   8.125% due 07/01/2011                                            405,000             421,200
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                              8,000               9,080
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                             22,000              21,999
                                                                              -----------------
                                                                                      1,525,474

CHEMICALS - 0.11%
Cytec Industries, Inc.
   6.75% due 03/15/2008                                              13,000              13,113
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                            218,000             214,564
Lyondell Chemical Company
   10.875% due 05/01/2009 (a)                                        25,000              25,500
Nova Chemicals Ltd.
   7.875% due 09/15/2025                                            265,000             246,450
                                                                              -----------------
                                                                                        499,627

COMPUTERS & BUSINESS EQUIPMENT - 0.11%
Cisco Systems, Inc.
   5.50% due 02/22/2016                                             510,000             520,670

CONSTRUCTION & MINING EQUIPMENT - 0.08%
Kennametal, Inc.
   7.20% due 06/15/2012                                             365,000             389,152

CONTAINERS & GLASS - 0.16%
BWAY Corp.
   10.00% due 10/15/2010                                            290,000             304,500

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Owens Corning, Inc.
   6.50% due 12/01/2016                                   $         205,000   $         211,342
Stone Container Corp.
   9.75% due 02/01/2011                                             225,000             232,031
                                                                              -----------------
                                                                                        747,873

CRUDE PETROLEUM & NATURAL GAS - 0.16%
Kerr-McGee Corp.
   6.95% due 07/01/2024                                             225,000             247,487
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                               4,000               4,196
Sabine Pass LNG LP
   7.50% due 11/30/2016                                             480,000             480,600
                                                                              -----------------
                                                                                        732,283

DIVERSIFIED FINANCIAL SERVICES - 0.28%
Ford Motor Credit Company
   9.75% due 09/15/2010                                             468,000             496,870
Kinder Morgan Finance Company ULC
   6.40% due 01/05/2036                                             700,000             639,127
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014 (a)                                         208,000             198,666
                                                                              -----------------
                                                                                      1,334,663

DOMESTIC OIL - 0.24%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                            205,000             219,182
Enterprise Products Operating LP
   6.375% due 02/01/2013                                            645,000             671,568
Hess Corp.
   7.30% due 08/15/2031                                             212,000             243,029
                                                                              -----------------
                                                                                      1,133,779

DRUGS & HEALTH CARE - 0.18%
Allegiance Corp.
   7.00% due 10/15/2026                                             205,000             225,053
Allergan, Inc.
   5.75% due 04/01/2016                                             400,000             411,887
Wyeth
   4.375% due 03/01/2008                                            210,000             207,626
                                                                              -----------------
                                                                                        844,566

ELECTRICAL EQUIPMENT - 0.02%
Ametek, Inc.
   7.20% due 07/15/2008                                              90,000              92,138

ELECTRICAL UTILITIES - 2.72%
AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                                             488,603             542,350
AES Gener SA
   7.50% due 03/25/2014 (a)                                         218,000             231,008
American Electric Power Company, Inc.
   5.25% due 06/01/2015                                             210,000             208,439
Appalachian Power Company
   5.80% due 10/01/2035                                              39,000              38,137
Arizona Public Service Company
   5.50% due 09/01/2035                                             222,000             205,407
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                                             395,000             448,763

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
CenterPoint Energy Houston Electric LLC, Series K2
   6.95% due 03/15/2033                                   $          10,000   $          11,450
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                            235,000             264,572
Constellation Energy Group Inc.
   7.60% due 04/01/2032                                             360,000             433,878
Dominion Resources, Inc.
   5.70% due 09/17/2012                                             207,000             211,773
   6.30% due 09/30/2066 (b)                                       1,150,000           1,169,366
   7.50% due 06/30/2066 (b)                                         320,000             350,152
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                                             220,000             251,760
   8.50% due 04/01/2009                                               8,000               8,528
Enersis SA
   7.375% due 01/15/2014                                             12,000              13,044
Entergy (Waterford 3 Funding)
   8.09% due 01/02/2017                                             474,148             493,460
FirstEnergy Corp.
   6.45% due 11/15/2011                                             209,000             220,245
   7.375% due 11/15/2031                                            226,000             266,552
HQI Transelec Chile SA
   7.875% due 04/15/2011                                            325,000             347,646
Indiantown Cogeneration LP, Series A-9
   9.26% due 12/15/2010                                             101,663             106,995
Ipalco Enterprises, Inc.
   8.625% due 11/14/2011                                            285,000             309,225
Monterrey Power SA De CV
   9.625% due 11/15/2009                                            157,906             174,486
National Grid PLC
   6.30% due 08/01/2016                                             485,000             511,864
Nevada Power Company
   6.65% due 04/01/2036                                             530,000             567,925
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                             246,000             237,630
   4.80% due 03/01/2014                                             212,000             206,548
   6.05% due 03/01/2034                                             834,000             869,193
PSEG Power LLC
   5.00% due 04/01/2014                                             214,000             207,105
   8.625% due 04/15/2031                                            214,000             282,360
Scottish Power PLC
   4.91% due 03/15/2010                                             225,000             223,366
Sierra Pacific Power Company, Series M
   6.00% due 05/15/2016 (a)                                         840,000             856,945
System Energy Resources, Inc.
   5.129% due 01/15/2014                                            466,355             458,053
TransAlta Corp.
   5.75% due 12/15/2013                                             485,000             490,291
TXU Corp., Series R
   6.55% due 11/15/2034                                           1,120,000           1,080,919
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                               6,000               5,906
Virginia Electric and Power Company
   6.00% due 01/15/2036                                             500,000             519,187
                                                                              -----------------
                                                                                     12,824,528

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRONICS - 0.03%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                  $          17,000   $          17,037
NXP BV/NXP Funding LLC
   7.875% due 10/15/2014                                            130,000             133,575
                                                                              -----------------
                                                                                        150,612

ENERGY - 0.66%
Abu Dhabi National Energy Company
   6.50% due 10/27/2036                                             570,000             605,132
Duke Capital LLC
   6.75% due 02/15/2032 (a)                                         511,000             561,678
Enterprise Products Operating LP
   4.95% due 06/01/2010                                             210,000             207,292
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015 (a)                                         211,000             201,644
   6.875% due 03/01/2033                                            209,000             224,020
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                              11,000              11,019
KN Capital Trust I, Series B
   8.56% due 04/15/2027                                             125,000             126,779
Nexen, Inc.
   5.875% due 03/10/2035                                            212,000             205,007
Northern Border Pipeline Company
   6.25% due 05/01/2007                                              12,000              12,040
Salton Sea Funding Corp., Series E
   8.30% due 05/30/2011                                             170,360             181,060
Salton Sea Funding Corp., Series F
   7.475% due 11/30/2018                                            326,061             348,602
Sempra Energy
   4.75% due 05/15/2009                                             208,000             205,979
TXU Energy Company, LLC
   7.00% due 03/15/2013                                             217,000             229,579
                                                                              -----------------
                                                                                      3,119,831

FINANCIAL SERVICES - 6.45%
American Express Company
   6.80% due 09/01/2066                                             305,000             328,828
American General Finance Corp., Series MTNI
   4.875% due 07/15/2012                                            500,000             491,109
Astoria Depositor Corp.
   8.144% due 05/01/2021                                            500,000             558,220
AXA Financial, Inc.
   7.75% due 08/01/2010                                             210,000             228,154
Bank of New York Institutional Capital Trust A
   7.78% due 12/01/2026                                              60,000              62,394
Bear Stearns Companies, Inc.
   5.55% due 01/22/2017 (a)                                         295,000             298,115
   5.70% due 11/15/2014                                             219,000             225,000
Bosphorus Financial Services, Ltd.
   7.1738% due 02/15/2012 (b)                                       375,000             380,157
Capital One Capital III
   7.686% due 08/15/2036                                          1,940,000           2,251,933
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                             210,000             207,557
CIT Group, Inc.
   5.595% due 05/18/2007 (b)                                          8,000               8,010
   5.85% due 09/15/2016 (a)                                         760,000             781,769

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.
   5.00% due 09/15/2014                                   $         218,000   $         215,491
   5.625% due 08/27/2012                                            219,000             225,011
CNOOC Finance 2003, Ltd.
   5.50% due 05/21/2033                                              10,000               9,714
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                                            208,000             206,919
   6.50% due 01/15/2012                                             209,000             221,873
Dresdner Bank-New York
   7.25% due 09/15/2015                                             211,000             240,042
E*Trade Financial Corp.
   7.375% due 09/15/2013                                            310,000             318,525
ERP Operating LP
   4.75% due 06/15/2009                                              13,000              12,858
ESI Tractebel Acquisition Corp., Series B
   7.99% due 12/30/2011                                             550,000             568,723
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                             14,000              14,000
Ford Motor Credit Company
   9.875% due 08/10/2011                                            165,000             176,526
FPL Group Capital, Inc.
   6.35% due 10/01/2066 (b)                                         965,000             996,197
Fund American Companies, Inc.
   5.875% due 05/15/2013                                            214,000             215,580
GATX Financial Corp.
   5.50% due 02/15/2012                                             625,000             628,469
General Electric Capital Corp.
   5.45% due 01/15/2013                                             261,000             266,741
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                                         315,000             323,008
   6.875% due 09/15/2011                                            232,000             238,860
   7.75% due 01/19/2010                                              42,000              43,969
Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                                             224,000             224,858
   5.75% due 10/01/2016                                             260,000             267,199
   6.45% due 05/01/2036                                             440,000             472,006
Household Finance Corp.
   6.375% due 10/15/2011                                            200,000             210,987
   6.40% due 06/17/2008                                             237,000             241,483
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                                        300,000             305,244
HSBC Finance Corp.
   4.625% due 01/15/2008                                            213,000             211,825
   6.75% due 05/15/2011                                             520,000             554,664
HVB Funding Trust III
   9.00% due 10/22/2031                                              10,000              13,398
International Lease Finance Corp.
   3.50% due 04/01/2009                                             213,000             205,492
   4.55% due 10/15/2009                                               7,000               6,886
   4.75% due 07/01/2009                                              30,000              29,789
   5.00% due 04/15/2010                                             211,000             210,117
   5.875% due 05/01/2013                                            215,000             222,402
International Lease Finance Corp., MTN
   5.45% due 03/24/2011                                           1,200,000           1,214,048
International Lease Finance Corp., Series P
   5.7738% due 01/15/2010 (b)                                        13,000              13,105

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Jefferies Group, Inc.
   6.25% due 01/15/2036                                   $         300,000   $         296,801
John Deere Capital Corp., Series D
   4.125% due 01/15/2010                                             39,000              37,950
JP Morgan Chase Capital XX
   6.55% due 09/29/2036                                           1,185,000           1,250,784
JPMorgan Chase & Company
   5.35% due 03/01/2007                                               9,000               8,997
   6.75% due 02/01/2011                                             218,000             231,367
JSG Funding PLC
   9.625% due 10/01/2012                                            285,000             301,388
Kaupthing Bank Hf
   5.75% due 10/04/2011 (a)                                         750,000             749,740
Lehman Brothers Holdings, Inc., Series N
   4.25% due 01/27/2010                                             285,000             279,104
MBNA Capital, Series B
   6.1713% due 02/01/2027 (b)                                        23,000              22,894
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                                             340,000             358,489
Metallurg Holdings, Inc.
   10.50% due 10/01/2010 (a)                                        355,000             360,325
Mizuho Financial Group (Cayman), Ltd.
   8.375% due 12/29/2049                                            420,000             446,082
Morgan Stanley
   4.25% due 05/15/2010 (a)                                         232,000             225,459
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                                        540,000             557,904
Mystic Re, Ltd.
   11.67% due 12/05/2008 (b)                                        250,000             250,000
Nelnet, Inc.
   7.40% due 09/29/2036 (b)                                         400,000             409,325
Nisource Finance Corp.
   5.25% due 09/15/2017                                             640,000             609,494
   6.15% due 03/01/2013                                             219,000             225,825
   7.875% due 11/15/2010                                            216,000             234,999
Nissan Motor Acceptance Corp.
   5.625% due 03/14/2011                                            470,000             474,609
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                              29,000              28,503
Osiris Capital PLC, Series C
   8.21% due 01/15/2010 (b)                                         510,000             510,000
Osiris Capital PLC, Series D
   10.36% due 01/15/2010 (b)                                        360,000             360,547
Popular North America, Inc.
   4.70% due 06/30/2009                                              12,000              11,807
Preferred Term Securities VIII
   5.35% due 01/03/2033 (b)                                       1,140,000           1,134,186
Reliastar Financial Corp.
   6.50% due 11/15/2008                                              14,000              14,332
Residential Capital Corp.
   6.00% due 02/22/2011                                             630,000             638,573
   7.2044% due 04/17/2009 (b)                                       700,000             701,989
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                                        400,000             394,274
SLM Corp., Series A
   5.00% due 04/15/2015                                              27,000              26,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Sovereign Capital Trust VI
   7.908% due 06/13/2036                                  $         295,000   $         337,425
St. George Funding Company LLC
   zero coupon, Step up to 8.985% on
      06/30/2017 due 12/31/2049                                     495,000             520,761
State Street Institutional Capital A
   7.94% due 12/30/2026 (c)                                         160,000             166,502
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                            247,000             244,265
Trinity Industries Leasing Companies
   7.755% due 02/15/2009                                            310,089             310,864
Ucar Finance, Inc.
   10.25% due 02/15/2012                                            425,000             448,375
Waddell & Reed Financial, Inc.
   5.60% due 01/15/2011                                             400,000             398,815
Westfield Capital Corp., Ltd.
   4.375% due 11/15/2010                                            214,000             207,986
                                                                              -----------------
                                                                                     30,484,367

FOOD & BEVERAGES - 0.51%
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
      11/01/2008 due 11/01/2011                                     395,000             351,550
Cargill, Inc.
   6.125% due 09/15/2036                                            665,000             707,200
Kellogg Company, Series B
   6.60% due 04/01/2011                                             209,000             221,253
Kraft Foods, Inc.
   5.625% due 11/01/2011                                            219,000             223,637
Nabisco, Inc.
   7.05% due 07/15/2007                                               8,000               8,084
   7.55% due 06/15/2015                                             229,000             264,149
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                              95,000              98,563
Smithfield Foods, Inc.
   7.00% due 08/01/2011                                              18,000              18,495
Supervalu, Inc.
   7.50% due 11/15/2014                                             500,000             513,173
                                                                              -----------------
                                                                                      2,406,104

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007                                              5,000               5,008

GAS & PIPELINE UTILITIES - 0.84%
CenterPoint Energy Resources Corp.
   6.15% due 05/01/2016                                             530,000             550,663
Dynegy-Roseton Danskammer
   7.67% due 11/08/2016                                             360,000             363,600
Energy Transfer Partners LP
   5.95% due 02/01/2015                                             435,000             444,536
   6.625% due 10/15/2036                                            225,000             238,430
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                             208,000             195,106
   7.30% due 08/15/2033                                             212,000             236,236
Magellan Midstream Partners LP
   6.45% due 06/01/2014                                             340,000             355,365

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Markwest Energy Partners LP
   8.50% due 07/15/2016                                   $         330,000   $         333,300
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                                              14,000              13,978
ONEOK Partners LP
   6.65% due 10/01/2036                                             855,000             901,969
Southern Union Company
   7.20% due 11/01/2066 (b)                                         340,000             342,317
                                                                              -----------------
                                                                                      3,975,500

HEALTHCARE SERVICES - 0.17%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                                            225,000             224,444
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                                            240,000             241,810
   5.80% due 03/15/2036                                             115,000             117,778
WellPoint, Inc.
   3.50% due 09/01/2007                                              14,000              13,794
   3.75% due 12/14/2007                                              10,000               9,842
   5.00% due 12/15/2014                                             208,000             204,359
                                                                              -----------------
                                                                                        812,027

HOLDINGS COMPANIES/CONGLOMERATES - 0.36%
General Electric Company
   5.00% due 02/01/2013                                           1,037,000           1,036,458
Siemens Financierings NV
   6.125% due 08/17/2026                                            600,000             634,949
SPI Electricity & Gas Australia Holdings Party, Ltd.
   6.15% due 11/15/2013                                              16,000              16,819
                                                                              -----------------
                                                                                      1,688,226

HOMEBUILDERS - 0.05%
Pulte Homes, Inc.
   6.25% due 02/15/2013                                             210,000             215,749

HOTELS & RESTAURANTS - 0.27%
Hilton Hotels Corp.
   8.25% due 02/15/2011                                               9,000               9,630
Hyatt Equities LLC
   6.875% due 06/15/2007                                            185,000             185,947
Marriott International, Inc.
   4.625% due 06/15/2012                                             26,000              24,877
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                                            680,000             726,732
Turning Stone Resort Casino
   9.125% due 09/15/2014                                            320,000             327,200
                                                                              -----------------
                                                                                      1,274,386

INDUSTRIAL MACHINERY - 0.18%
Caterpillar, Inc.
   7.25% due 09/15/2009                                             213,000             225,302
Weatherford International, Ltd.
   6.50% due 08/01/2036                                             600,000             623,392
                                                                              -----------------
                                                                                        848,694

INSURANCE - 3.90%
Ace INA Holdings, Inc.
   6.70% due 05/15/2036                                             920,000           1,029,157

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Allied World Assurance Holdings, Ltd.
   7.50% due 08/01/2016                                   $       1,490,000   $       1,632,717
AmerUs Group Company
   6.583% due 05/16/2011                                            255,000             270,937
AON Capital Trust A
   8.205% due 01/01/2027                                            390,000             462,414
Assurant, Inc.
   5.625% due 02/15/2014                                            209,000             211,518
   6.75% due 02/15/2034                                             550,000             611,268
Cigna Corp.
   6.15% due 11/15/2036                                             500,000             514,659
Cincinnati Financial Corp.
   6.92% due 05/15/2028                                             960,000           1,095,492
CNA Financial Corp.
   5.85% due 12/15/2014 (a)                                         333,000             338,237
   6.00% due 08/15/2011                                             280,000             287,575
Endurance Specialty Holdings, Ltd.
   7.00% due 07/15/2034                                             300,000             318,852
Financial Security Assurance Holdings, Ltd.
   6.40% due 12/15/2066 (b)                                         795,000             798,100
First American Corp.
   7.55% due 04/01/2028 (a)                                         290,000             324,829
Foundation Re II, Ltd.
   12.123% due 11/26/2010 (b)                                       250,000             250,118
Genworth Financial, Inc.
   6.15% due 11/15/2066 (b)                                         760,000             772,964
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                                              8,000               7,739
Horace Mann Educators Corp.
   6.85% due 04/15/2016                                             230,000             240,308
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                             683,000             687,328
   7.50% due 08/15/2036                                           1,820,000           2,055,213
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                            300,000             320,190
Markel Corp.
   6.80% due 02/15/2013                                             325,000             341,847
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                             16,000              15,993
   5.375% due 07/15/2014                                            206,000             201,248
   5.75% due 09/15/2015                                             238,000             237,005
MetLife, Inc.
   5.70% due 06/15/2035                                             255,000             257,706
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013                                              15,000              16,068
Ohio Casualty Corp.
   7.30% due 06/15/2014                                             320,000             346,870
PartnerRe Finance
   6.44% due 12/01/2066 (b)                                         725,000             736,728
Provident Financing Trust I
   7.405% due 03/15/2038 (a)                                        285,000             297,255
Prudential Financial, Inc.
   4.75% due 04/01/2014                                             227,000             219,576
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008                                             400,000             409,649

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Symetra Financial Corp.
   6.125% due 04/01/2016                                  $         350,000   $         357,046
The Phoenix Companies, Inc.
   6.675% due 02/16/2008                                            230,000             230,948
Transatlantic Holdings, Inc.
   5.75% due 12/14/2015                                             575,000             581,035
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                             21,000              22,856
W.R. Berkley Corp.
   5.125% due 09/30/2010                                            900,000             895,262
   6.15% due 08/15/2019                                              14,000              14,229
XL Capital, Ltd.
   5.25% due 09/15/2014 (a)                                         214,000             212,746
Zurich Capital Trust I
   8.376% due 06/01/2037                                            760,000             797,821
                                                                              -----------------
                                                                                     18,421,503

INTERNATIONAL OIL - 0.60%
ConocoPhillips Canada Funding Company
   5.95% due 10/15/2036                                           1,000,000           1,053,401
Delek & Avner-Yam Tethys, Ltd.
   5.326% due 08/01/2013                                             19,540              19,102
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                                             13,000              13,143
   6.69% due 06/15/2010 (b)                                          18,000              18,459
   9.125% due 10/13/2010                                            320,000             360,160
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                            207,000             194,187
   6.875% due 05/01/2018                                            500,000             495,484
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                             15,390              14,979
Ras Laffan LNG III
   5.838% due 09/30/2027                                            250,000             247,068
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                                             400,000             420,500
                                                                              -----------------
                                                                                      2,836,483

INVESTMENT COMPANIES - 0.16%
Allied Capital Corp.
   6.625% due 07/15/2011                                            750,000             770,004

LEISURE TIME - 0.63%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                                             245,000             245,612
   9.6238% due 08/15/2010 (b)                                       235,000             242,638
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                             209,000             215,914
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                                     150,000             123,000
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                                             300,000             300,000
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                            300,000             301,500
MGM Mirage, Inc.
   6.00% due 10/01/2009                                              16,000              15,960
   6.75% due 04/01/2013                                             255,000             251,175

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                                  $         208,000   $         207,220
   8.00% due 04/01/2012                                             150,000             156,000
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                              60,000              61,200
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                             220,000             231,550
Pokagon Gaming Authority
   10.375% due 06/15/2014                                           100,000             108,500
Seminole Indian Tribe of Florida
   6.535% due 10/01/2020                                            395,000             393,290
Waterford Gaming LLC
   8.625% due 09/15/2012                                             95,000             100,700
                                                                              -----------------
                                                                                      2,954,259

LIQUOR - 0.00%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043                                              10,000              11,070

MANUFACTURING - 0.31%
Crane Company
   6.55% due 11/15/2036                                             320,000             323,786
Tyco International Group SA
   6.875% due 01/15/2029                                          1,000,000           1,147,943
                                                                              -----------------
                                                                                      1,471,729

MEDICAL-HOSPITALS - 0.25%
Alliance Imaging, Inc.
   7.25% due 12/15/2012 (a)                                         275,000             255,750
HCA, Inc.
   6.375% due 01/15/2015                                            226,000             188,145
   6.50% due 02/15/2016 (a)                                         200,000             165,500
   7.875% due 02/01/2011                                            208,000             206,960
Manor Care, Inc.
   6.25% due 05/01/2013                                             355,000             361,555
                                                                              -----------------
                                                                                      1,177,910

METAL & METAL PRODUCTS - 0.09%
Alcan, Inc.
   5.00% due 06/01/2015                                               6,000               5,798
Inco Ltd.
   7.75% due 05/15/2012                                             234,000             256,902
Vedanta Resources PLC
   6.625% due 02/22/2010                                            160,000             157,200
                                                                              -----------------
                                                                                        419,900

MINING - 0.15%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                             209,000             211,483
Drummond Company, Inc.
   7.375% due 02/15/2016                                            195,000             187,200
Vale Overseas, Ltd.
   6.875% due 11/21/2036                                            290,000             296,853
                                                                              -----------------
                                                                                        695,536

PAPER - 0.13%
Plum Creek Timberlands LP
   5.875% due 11/15/2015                                            295,000             294,886

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Verso Paper Holdings LLC and Verso Paper, Inc.
   9.125% due 08/01/2014                                  $         310,000   $         322,400
                                                                              -----------------
                                                                                        617,286

PETROLEUM SERVICES - 0.68%
Anadarko Petroleum Corp.
   3.25% due 05/01/2008                                             600,000             582,233
   6.45% due 09/15/2036                                           1,000,000           1,059,109
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                                        700,000             759,467
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                             375,000             386,248
   9.50% due 02/01/2013                                             150,000             162,645
Valero Logistics Operations LP
   6.05% due 03/15/2013                                             248,000             253,212
                                                                              -----------------
                                                                                      3,202,914

PHARMACEUTICALS - 0.13%
AmerisourceBergen Corp.
   5.875% due 09/15/2015                                             39,000              38,983
Hospira, Inc.
   5.90% due 06/15/2014                                               8,000               7,890
Schering Plough Corp.
   5.55% due 12/01/2013                                             218,000             221,783
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                             170,000             169,504
   6.15% due 02/01/2036                                             170,000             171,112
                                                                              -----------------
                                                                                        609,272

PUBLISHING - 0.02%
Idearc, Inc.
   8.00% due 11/15/2016                                             105,000             106,838

REAL ESTATE - 2.20%
AvalonBay Communities, Inc., Series MTN, REIT
   5.50% due 01/15/2012                                             605,000             614,476
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                             215,000             225,853
Camden Property Trust, REIT
   5.00% due 06/15/2015                                             216,000             210,562
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                                             211,000             217,501
Colonial Realty LP
   5.50% due 10/01/2015                                             231,000             228,228
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                             22,000              21,540
Duke Realty Corp., REIT
   5.6469% due 12/22/2006 (b)                                         8,000               8,000
Duke Realty LP
   5.95% due 02/15/2017                                             975,000           1,004,857
Health Care Property Investors, Inc., REIT
   6.30% due 09/15/2016                                             750,000             775,818
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                                            229,000             223,962
   5.625% due 02/28/2013                                            520,000             519,141
Health Care, Inc., REIT
   6.00% due 11/15/2013                                             215,000             217,519

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Health Care, Inc., REIT (continued)
   6.20% due 06/01/2016                                   $         590,000   $         603,354
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                            360,000             395,134
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                             612,000             649,102
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                              20,000              20,419
Nationwide Health Properties, Inc., REIT
   6.50% due 07/15/2011                                             250,000             258,029
Realty Income Corp.
   5.95% due 09/15/2016                                             560,000             574,552
Rouse Company LP, REIT
   6.75% due 05/01/2013                                             420,000             427,549
Rouse Company, REIT
   3.625% due 03/15/2009                                            645,000             611,929
   5.375% due 11/26/2013                                            209,000             196,869
Shimao Property Holdings, Ltd.
   8.00% due 12/01/2016                                             270,000             272,025
Simon Property Group LP, REIT
   5.75% due 12/01/2015                                             530,000             548,402
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                                         274,000             279,113
Vornado Realty LP
   5.60% due 02/15/2011                                             800,000             805,492
Westfield Group
   5.40% due 10/01/2012                                             475,000             477,875
                                                                              -----------------
                                                                                     10,387,301

RETAIL - 0.19%
CVS Corp.
   6.125% due 08/15/2016                                            515,000             540,466
JC Penney Corp., Inc.
   8.125% due 04/01/2027                                            320,000             330,345
                                                                              -----------------
                                                                                        870,811

STEEL - 0.12%
Reliance Steel & Aluminum Company
   6.85% due 11/15/2036                                             360,000             365,577
WCI Steel Acquisition, Inc.
   8.00% due 05/01/2016                                             210,000             206,325
                                                                              -----------------
                                                                                        571,902

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.83%
Citizens Communications Company
   6.25% due 01/15/2013                                             255,000             249,581
   9.00% due 08/15/2031                                             160,000             174,400
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016 (a)                                       1,000,000           1,002,043
   6.625% due 07/11/2011                                  EUR         1,000               1,463
   8.00% due 06/15/2010                                   $         222,000             242,834
   8.25% due 06/15/2030 (b)                                         227,000             287,843
Embarq Corp.
   7.082% due 06/01/2016                                          1,250,000           1,294,648
France Telecom SA
   7.75% due 03/01/2011                                              20,000              22,018
   8.50% due 03/01/2031 (b)                                         220,000             298,881

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Intelsat, Ltd.
   10.4844% due 01/15/2012 (b)                            $         100,000   $         101,250
SBC Communications, Inc.
   4.125% due 09/15/2009                                            207,000             201,888
   5.10% due 09/15/2014                                              16,000              15,697
   5.625% due 06/15/2016                                             12,000              12,137
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                              9,000               9,536
                                                                              -----------------
                                                                                      3,914,219

TELEPHONE - 1.04%
AT&T, Inc.
   6.80% due 05/15/2036                                             400,000             437,416
BellSouth Corp.
   4.20% due 09/15/2009                                             212,000             207,172
   6.00% due 11/15/2034 (a)                                         820,000             812,177
Sprint Capital Corp.
   6.125% due 11/15/2008                                            216,000             219,438
   6.375% due 05/01/2009                                            212,000             217,325
   6.875% due 11/15/2028                                            642,000             668,292
   8.375% due 03/15/2012                                            207,000             233,199
   8.75% due 03/15/2032                                             317,000             396,929
Telecom Italia Capital SA
   4.00% due 01/15/2010                                             670,000             642,381
   4.00% due 11/15/2008                                             169,000             164,984
   7.20% due 07/18/2036                                             550,000             588,802
Verizon Communications, Inc.
   5.55% due 02/15/2016                                             300,000             302,768
Verizon, New York, Inc.
   6.875% due 04/01/2012                                             15,000              15,762
                                                                              -----------------
                                                                                      4,906,645

TOBACCO - 0.05%
Altria Group, Inc.
   7.00% due 11/04/2013                                               6,000               6,617
Reynolds American, Inc.
   7.25% due 06/01/2013                                             235,000             246,078
                                                                              -----------------
                                                                                        252,695

TRANSPORTATION - 0.11%
CMA CGM SA
   7.25% due 02/01/2013                                             455,000             440,213
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                               2,000               2,097
   8.75% due 12/01/2013                                              75,000              80,719
                                                                              -----------------
                                                                                        523,029

TRAVEL SERVICES - 0.06%
TDS Investor Corp.
   9.875% due 09/01/2014                                            285,000             281,081

UTILITY SERVICE - 0.00%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                              13,000              12,794
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $140,371,159)                                     $     143,147,045
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.90%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 5A
   4.44% due 02/25/2045                                   $       1,017,576   $         997,326
Banc of America Commercial Mortgage, Inc.,
   Series 2006-5, Class A4
   5.414% due 09/10/2047                                          1,720,000           1,756,179
Banc of America Commercial Mortgage, Inc.,
   Series 2004-4, Class A3
   4.128% due 07/10/2042                                             32,284              31,574
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                                         50,846              50,095
Banc of America Commercial Mortgage, Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                                            245,000             241,769
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class A4
   5.3537% due 09/10/2047 (b)                                       470,000             474,020
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class H
   5.3537% due 09/10/2047 (b)                                       350,000             342,270
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class AM
   5.421% due 09/10/2045 (b)                                      1,600,000           1,626,618
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class XC
   0.0468% due 09/10/2045 (b)                                    52,662,440             380,128
Banc of America Commercial Mortgage, Inc.,
   Series 2006-2, Class A3
   5.9023% due 05/10/2045 (b)                                     1,365,000           1,416,232
Banc of America Commercial Mortgage, Inc.,
   Series 2006-3, Class A4
   5.889% due 07/10/2044                                            775,000             795,034
Banc of America Commercial Mortgage, Inc.,
   Series 2006-4, Class A3A
   5.60% due 08/10/2013                                             750,000             771,485
Banc of America Commercial Mortgage, Inc.,
   Series 2006-4, Class XC
   5.754% due 07/10/2046                                         63,976,207             811,161
Banc of America Funding Corp., Series 2006-B,
   Class 6A1
   5.8885% due 03/20/2036 (b)                                       588,331             595,123
Banc of America Funding Corp., Series 2006-D,
   Class 6B1
   5.9706% due 05/20/2036 (b)                                       324,778             326,606
Banc of America Large Loan, Series 2006-BIX1,
   Class C
   5.50% due 10/15/2019 (b)                                       1,000,000           1,000,175
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.58% due 03/15/2022 (b)                                         895,000             895,250
Banc of America Large Loan, Series 2006-LAQ,
   Class H
   6.00% due 02/09/2021 (b)                                         525,000             525,599
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                               7,433               7,404

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Bear Stearns Alt-A Trust,  Series 2005-3,  Class B2
   5.3212% due 04/25/2035 (b)                             $         194,377   $         193,795
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
   5.6368% due 02/25/2036 (b)                                       526,141             528,812
Bear Stearns Alt-A Trust, Series 2006-3, Class 34A1
   6.1915% due 05/25/2036 (b)                                       600,528             610,680
Bear Stearns Asset Backed Securities, Inc., Series
   2003-AC4, Class A
   5.00% due 09/25/2033                                              12,610              12,442
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T10, Class A2
   4.74% due 03/13/2040                                             790,000             776,889
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                                             870,000             860,825
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR5, Class X1
   0.076% IO due 07/11/2042 (b)                                     487,398              10,279
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-T16, Class X1
   0.1736% IO due 02/13/2046 (b)                                    587,749              11,559
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                                              47,292              45,824
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-T20, Class A4A
   5.3026% due 10/12/2042 (b)                                       614,000             618,887
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-BBA7, Class G
   5.76% due 03/15/2019 (b)                                         700,000             699,982
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-PW13, Class D
   5.75% due 09/11/2041                                             960,000             989,594
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-PW13, Class X1
   .048% due 09/11/2041                                          51,949,484             730,088
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-T24, Class AY
   5.49% due 10/12/2041                                          32,250,000             763,867
Bear Stearns Mortgage Funding Trust, Series
   2006-AR4, Class A1
   5.53% due 12/25/2036 (b)                                       2,500,000           2,500,000
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                             29,619              32,405
Chaseflex Trust, Series 2005-2, Class 4A1
   5.00% due 05/25/2020                                             352,389             346,443
Citigroup Commercial Mortgage Trust,
   Series 2006-C4, Class A3
   5.9109% due 03/15/2049 (b)                                       575,000             602,785
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-10, Class 1A5A
   5.8771% due 12/25/2035 (b)                                       481,847             486,727
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
   Class 2A3
   5.00% due 08/25/2035                                             327,361             322,655

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR1, Class 1A1
   4.90% due 10/25/2035 (b)                               $       1,349,932   $       1,340,095
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-WF2, Class A2C
   5.852% due 05/25/2036                                          2,000,000           2,016,480
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class C
   5.3997% due 07/15/2044 (b)                                       190,000             190,647
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class A4
   5.3997% due 07/15/2044 (b)                                       360,000             364,485
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class AM
   5.5915% due 01/15/2046 (b)                                     1,000,000           1,024,127
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class X
   0.1293% IO due 01/15/2046 (b)                                110,471,090             638,015
Commercial Mortgage Pass-Through Certificates,
   Series 2005-C6, Class XC1
   0.04% IO due 06/10/2044 (b)                                    6,818,416              47,181
Commercial Mortgage Pass-Through Certificates,
   Series 2006-C7, Class A3
   5.9002% due 06/10/2046 (b)                                       540,000             560,105
Commercial Mortgage Pass-Through Certificates,
   Series 2006-CN2A, Class H
   5.5699% due 02/05/2019 (b)                                       380,000             383,552
Commercial Mortgage, Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                                             49,859              47,242
Commercial Mortgage, Series 2005-C6, Class B
   5.4006% due 06/10/2044 (b)                                        49,365              49,526
Commercial Mortgage, Series 2005-C6, Class G
   5.459% due 06/10/2044                                             25,000              24,493
Commercial Mortgage, Series 2005-FL11, Class AJ
   5.52% due 11/15/2017 (b)                                         595,000             595,126
Countrywide Alternative Loan Trust,
   Series 2004-24CB, Class 1A1
   6.00% due 11/25/2034                                             247,750             248,756
Countrywide Alternative Loan Trust,
   Series 2005-2, Class 1A1
   5.109% due 03/25/2035 (b)                                      1,744,786           1,746,668
Countrywide Alternative Loan Trust,
   Series 2005-J1, Class 3A1
   6.50% due 08/25/2032                                             144,392             146,151
Countrywide Alternative Loan Trust,
   Series 2006-11CB, Class 3A1
   6.50% due 05/25/2036                                             855,654             865,815
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2004-HYB2, Class 4A
   4.5343% due 07/20/2034 (b)                                     1,688,431           1,677,726
Countrywide Home Loan Trust, Series 2005-HYB5
   4.904% due 09/20/2035 (b)                                        713,506             710,514
Countrywide Home Loan Trust, Series 2005-HYB6,
   Class 1A1
   5.06% due 10/20/2035 (b)                                       1,183,650           1,180,446
Countrywide Home Loans, Series 2005-6, Class 2A1
   5.50% due 04/25/2035                                             286,374             281,363

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Credit Suisse Mortgage Capital Certificates, Series
   2006-C4, Class AJ
   5.538% due 09/15/2039 (b)                              $         830,000   $         849,290
Credit Suisse Mortgage Capital Certificates, Series
   2006-C4, Class AX
   0.0674% IO due 09/15/2039 (b)                                 66,128,319           1,150,057
Credit Suisse Mortgage Capital Certificates,
   Series 2006-TFLA, Class B
   5.55% due 04/15/2021 (b)                                         870,000             870,211
Crown Castle Towers LLC, Series 2006-1A, Class E
   6.065% due 11/15/2036                                            470,000             470,000
Crown Castle Towers LLC, Series 2006-1A, Class F
   6.649% due 11/15/2036                                          1,505,000           1,505,000
Crown Castle Towers LLC, Series 2006-1A, Class G
   6.795% due 11/15/2036                                          1,225,000           1,225,000
Crown Castle Towers LLC, Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                            305,000             300,783
Crown Castle Towers LLC, Series 2005-1A, Class D
   5.612% due 06/15/2035                                            511,000             511,221
CS First Boston Mortgage Securities Corp, Series
   2003-CPN1, Class A2
   4.597% due 03/15/2035                                          1,175,000           1,146,957
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                             15,855              15,949
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                             34,555              35,100
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                              32,087              33,472
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                             19,746              20,705
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                             10,860              10,516
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0979% IO due 02/15/2038 (b)                                  1,183,572              14,176
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class F
   4.821% due 02/15/2038                                             20,000              19,078
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                                         58,053              57,157
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.5715% due 08/15/2038 (b)                                        50,000              49,582
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.5715% due 08/15/2038 (b)                                        40,000              39,400
Federal Home Loan Mortgage Corp., Series 24989,
   Class PE
   6.00% due 08/15/2032                                             405,000             413,034

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2003-2640, Class WA
   3.50% due 03/15/2033                                   $         102,453   $          98,570
Federal Home Loan Mortgage Corp.,
   Series 2005-3019, Class MD
   4.75% due 01/15/2031                                           2,394,331           2,374,123
Federal Home Loan Mortgage Corp.,
   Series 2006-3153, Class NE
   5.50% due 05/15/2034                                             795,000             794,820
Federal Home Loan Mortgage Corp.,
   Series 2006-3154, Class PM
   5.50% due 05/15/2034                                             680,000             677,857
Federal Home Loan Mortgage Corp.,
   Series 2006-3184, Class PD
   5.50% due 07/15/2034                                           2,320,000           2,334,322
Federal Home Loan Mortgage Corp.,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                               5,123               5,329
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                               9,682              10,080
Federal National Mortgage Association,
   Series 2003-18, Class EX
   4.00% due 06/25/2017                                           1,956,442           1,896,513
Federal National Mortgage Association,
   Series 2003-33, Class AC
   4.25% due 03/25/2033                                              88,415              85,424
Federal National Mortgage Association,
   Series 2003-49, Class JE
   3.00% due 04/25/2033                                             393,168             355,607
Federal National Mortgage Association,
   Series 2003-58, Class AD
   3.25% due 07/25/2033                                             256,254             237,314
Federal National Mortgage Association,
   Series 2003-63, Class PE
   3.50% due 07/25/2033                                             205,919             189,579
Federal National Mortgage Association,
   Series 2006-57, Class PD
   5.50% due 01/25/2035                                             885,000             884,297
Federal National Mortgage Association,
   Series 2006-64, Class PC
   5.50% due 10/25/2034                                             690,000             689,444
Federal National Mortgage Association,
   Series 2006-65, Class HE
   5.50% due 02/25/2035                                             995,000             995,268
Federal National Mortgage Association,
   Series 2006-67, Class PD
   5.50% due 12/25/2034                                             720,000             720,667
First Horizon Alternative Mortgage Securities,
   Series 2004-AA2, Class 2A1
   5.012% due 08/25/2034 (b)                                      1,699,514           1,696,563
First Horizon Alternative Mortgage Securities,
   Series 2004-AA5, Class B1
   5.223% due 12/25/2034 (b)                                        151,078             149,757
First Horizon Alternative Mortgage Securities,
   Series 2006-AA2, Class B1
   6.224% due 05/25/2036 (b)                                        199,837             203,217

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                  $          28,585   $          28,845
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                             12,033              12,135
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                              22,214              23,227
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                             14,809              15,038
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class XC
   0.0921% IO due 06/10/2048 (b)                                  1,724,686              22,827
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                                         43,737              43,452
GE Capital Commercial Mortgage Corp.,
   Series 2005-C4, Class H
   5.5115% due 11/10/2045 (b)                                       450,000             441,849
Global Signal Trust, Series 2004-2A, Class D
   5.093% due 12/15/2014                                            295,000             293,422
Global Signal Trust, Series 2006-1, Class E
   6.495% due 02/15/2036                                            367,000             374,923
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                                             33,126              33,177
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C1, Class A1
   5.785% due 11/15/2039                                            238,344             241,293
GMAC Commercial Mortgage Securities, Inc.,
   Series 2006-C1, Class AJ
   5.349% due 11/10/2045 (b)                                        945,000             950,160
GMAC Mortgage Corp. Loan Trust,
   Series 2006-AR1, Class 2A1
   5.6485% due 04/19/2036 (b)                                       343,818             345,926
Government National Mortgage Association,
   Series 2003-42, Class XA
   3.75% due 05/16/2033                                              58,694              55,441
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                             43,158              42,313
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A2
   5.117% due 04/10/2037                                            705,000             708,191
Greenwich Capital Commercial Funding Corp.,
   Series 2006-GG7, Class A4
   6.1101% due 07/10/2038 (b)                                       735,000             781,751
GS Mortgage Securities Corp. II, Series 2006-GG8,
   Class A2
   5.479% due 11/10/2039 (b)                                        955,000             972,752
GS Mortgage Securities Corp. II, Series 2006-GG8,
   Class AM
   5.591% due 11/10/2039 (b)                                      1,180,000           1,218,050

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
GS Mortgage Securities Corp. II, Series 2005-GG4,
   Class E
   5.078% due 07/10/2039 (b)                              $          52,919   $          51,919
GS Mortgage Securities Corp. II, Series 2005-GG4,
   Class XC
   0.1136% IO due 07/10/2039 (b)                                  2,089,045              41,950
GS Mortgage Securities Corp. II, Series 2006-GG6,
   Class AM
   5.622% due 04/10/2038 (b)                                      1,350,000           1,394,492
GSR Mortgage Loan Trust, Series 2004-14,
   Class 3A2
   4.58% due 12/25/2034 (b)                                       1,354,952           1,342,307
GSR Mortgage Loan Trust, Series 2004-9, Class B1
   4.5896% due 08/25/2034 (b)                                       428,180             423,380
GSR Mortgage Loan Trust, Series 2006-AR1,
   Class 3A1
   5.4055% due 01/25/2036 (b)                                       862,613             861,141
Harborview NIM Corp., Series 2006-BU1, Class N1
   5.926% due 02/20/2046                                            258,082             258,141
IndyMac Index Mortgage Loan Trust,
   Series 2004-AR13, Class B1
   5.296% due 01/25/2035                                            260,618             261,663
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR5, Class B1
   5.3877% due 05/25/2035 (b)                                       353,329             360,386
IndyMac Index Mortgage Loan Trust,
   Series 2006-AR19, Class 1B1
   6.4473% due 08/25/2036 (b)                                       299,364             307,489
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2006-CB16, Class D
   5.771% due 05/12/2045 (b)                                        800,000             825,229
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2006-LDP8, Class A3B
   5.447% due 05/15/2045 (b)                                        845,000             857,353
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2006-LDP7, Class A4
   6.0658% due 04/15/2045 (b)                                       490,000             519,896
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                                             51,734              52,600
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                              14,809              14,508
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP3, Class A4B
   4.996% due 08/15/2042 (b)                                        515,000             509,209
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP4, Class B
   5.129% due 10/15/2042 (b)                                        145,000             143,824
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2006-LDP6, Class X1
   0.0406% IO due 04/15/2043 (b)                                 82,081,652             445,244
JPMorgan Mortgage Trust, Series 2005-S2,
   Class 2A16
   6.50% due 09/25/2035                                             268,543             277,978

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
JPMorgan Mortgage Trust, Series 2005-S3,
   Class 2A2
   5.50% due 01/25/2021                                   $         558,901   $         558,202
LB-UBS Commercial Mortgage Trust, Series
   2006-C6, Class AJ
   5.452% due 09/15/2039 (b)                                        845,000             862,305
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1,Class A4
   6.462% due 03/15/2031                                             29,619              31,521
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class XCL
   0.1534% IO due 02/15/2040 (b)                                    742,475              16,038
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                                         25,472              25,027
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                                             58,053              57,945
LB-UBS Commercial Mortgage Trust,
   Series 2006-C4, Class A4
   6.0976% due 06/15/2038 (b)                                       575,000             608,103
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 2A1
   3.8169% due 04/21/2034 (b)                                     1,910,977           1,871,368
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-8, Class 5A1
   4.6462% due 08/25/2034 (b)                                       969,272             959,553
Mastr Adjustable Rate Mortgages Trust,
   Series 2005-2, Class 2A1
   5.1141% due 03/25/2035 (b)                                     2,065,928           2,062,648
Mastr Adjustable Rate Mortgages Trust,
   Series 2006-2, Class 4A1
   4.9897% due 02/25/2036 (b)                                       743,846             739,654
Merrill Lynch Mortgage Trust, Series 2006-C2,
   Class X
   5.87% IO due 08/12/2026                                       15,784,187             492,896
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
   Class XC
   0.058% IO due 09/12/2041                                         490,729               9,842
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                                         31,988              31,443
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
   Class XC
   0.0549% IO due 07/12/2038                                      5,562,991              36,571
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
   Class A6
   5.4171% due 11/12/2037 (b)                                       435,000             440,763
Merrill Lynch Mortgage Trust, Series 2006-C1,
   Class AM
   5.8439% due 05/12/2039 (b)                                     1,000,000           1,042,466
Merrill Lynch/Countrywide Commercial Mortgage
   Trust, Series 2006-3, Class A4
   5.414% due 07/12/2046 (b)                                        595,000             606,620
Merrill Lynch/Countrywide Commercial Mortgage
   Trust, Series 2006-2, Class A4
   6.1049% due 06/12/2046 (b)                                       785,000             833,203

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I, Series 2004-T13, Class A2
   3.94% due 09/13/2045                                   $          27,150   $          26,371
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A2
   5.3736% due 11/14/2042 (b)                                       415,000             418,769
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A4
   5.3736% due 11/14/2042 (b)                                       415,000             419,507
Morgan Stanley Capital I, Series 2005-IQ10,
   Class A4A
   5.23% due 09/15/2042 (b)                                         675,000             679,536
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
   0.1203% IO due 07/15/2056 (b)                                    688,346              20,366
Morgan Stanley Capital I, Series 2005-T17, Class X1
   0.0982% IO due 12/13/2041 (b)                                  1,479,417              22,729
Morgan Stanley Capital I, Series 2006-HQ8, Class X
   0.1076% IO due 03/12/2044 (b)                                112,456,278             570,131
Morgan Stanley Capital I, Series 2006-HQ9, Class X
   0.3944% IO due 07/12/2044 (b)                                 53,802,861             992,604
Morgan Stanley Capital I, Series 2006-T21, Class X
   0.2746% IO due 10/12/2052 (b)                                 20,448,585             289,742
Morgan Stanley Capital I, Series 2006-T23, Class A4
   5.983% due 08/12/2041                                            455,000             474,897
Nomura Asset Acceptance Corp.,
   Series 2006-AF1, Class CB1
   6.535% due 06/25/2036 (b)                                        304,875             314,487
Nomura Asset Acceptance Corp.,
   Series 2006-AF2, Class 4A
   6.7573% due 08/25/2036 (b)                                       654,211             671,998
Provident Funding Mortgage Loan Trust,
   Series 2005-1, Class B1
   4.3604% due 05/25/2035 (b)                                       317,028             311,365
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class NB5
   5.9936% due 12/25/2035 (b)                                       586,803             598,401
Residential Asset Securitization Trust,
   Series 2006-A7CB, Class 2A1
   6.50% due 07/25/2036                                             697,045             706,589
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                             12,045              12,624
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                              6,796               6,828
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                             24,682              25,854
SBA CMBS Trust, Series 2006-1A, Class F
   6.709% due 11/15/2036                                            445,000             457,748
SBA CMBS Trust, Series 2006-1A, Class H
   7.389% due 11/15/2036                                            610,000             627,656
SBA CMBS Trust, Series 2006-1A, Class J
   7.825% due 11/15/2036                                            580,000             596,584
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                                            275,000             278,557
SBA CMBS Trust, Series 2005-1A, Class C
   5.731% due 11/15/2035                                            397,000             403,392

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
SBA CMBS Trust, Series 2005-1A, Class D
   6.219% due 11/15/2035                                  $         100,000   $         102,304
SBA CMBS Trust, Series 2005-1A, Class E
   6.706% due 11/15/2035                                            110,000             113,168
Sequoia Mortgage Trust, Series 2005-3, Class A1
   5.52% due 05/20/2035 (b)                                          10,668              10,680
Timberstar Trust, Series 2006-1A, Class A
   5.668% due 10/15/2036                                            900,000             928,786
Timberstar Trust, Series 2006-1A, Class D
   6.208% due 10/15/2036                                            475,000             500,609
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C27, Class XC
   0.0603% IO due 07/15/2045 (b)                                 51,478,998             509,606
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.086% IO due 03/15/2042 (b)                                     996,369               9,196
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class A5
   4.661% due 05/15/2044                                             66,742              65,333
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class AJ
   4.793% due 05/15/2044                                             37,517              36,455
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class XC
   0.0476% IO due 03/15/2045 (b)                                158,096,897             879,604
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2006-7,
   Class A3
   6.081% due 09/25/2036                                          1,350,000           1,355,280
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2005-6,
   Class 1CB
   6.50% due 08/25/2035                                             340,999             345,049
Washington Mutual, Inc., Series 2005-1, Class 6A1
   6.50% due 03/25/2035                                              20,037              20,296
Washington Mutual, Inc.,
   Series 2005-AR12, Class 1A8
   4.8384% due 10/25/2035 (b)                                     1,407,304           1,397,258
Washington Mutual, Inc., Series 2006-SL1, Class A
   5.303% due 11/23/2043 (b)                                        900,000             899,988
Wells Fargo Mortgage Backed Securities Trust,
   Series 2004-7, Class 2A2
   5.00% due 07/25/2019                                             339,351             334,685
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR16, Class 2A1
   4.9447% due 10/25/2035 (b)                                     3,436,644           3,437,515
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $106,666,467)                                                           $     108,174,734
                                                                              -----------------

ASSET BACKED SECURITIES - 3.77%
Airplanes Pass Through Trust, Series 2001-1A,
   Class A9
   5.87% due 03/15/2019 (b)                                       1,000,000             651,250
Amresco Residential Securities Mortgage Loan
   Trust, Series 1998-1, Class A6
   6.51% due 08/25/2027                                               2,327               2,335

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Ansonia CDO, Ltd.
   5.812% due 07/28/2046                                  $       1,150,000   $       1,149,922
Arbor Realty Mortgage Securities
   5.97% due 12/26/2041                                             370,000             370,000
   6.42% due 12/26/2041                                             615,000             615,000
Argent Securities, Inc., Series 2004-W1, Class M3
   6.77% due 03/25/2034 (b)                                          31,593              31,962
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
   5.79% due 03/20/2050 (b)                                         400,000             400,422
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                                          9,829               9,771
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.60% due 09/25/2033 (b)                                           3,703               3,704
Credit-Based Asset Servicing and Securitization,
   Series 2006-MH1, Class B1
   6.25% due 09/25/2036                                             460,000             434,556
Credit-Based Asset Servicing and Securitization,
   Series 2005-CB8, Class AF2
   5.303% due 12/25/2035                                          1,000,000             995,000
Credit-Based Asset Servicing and Securitization,
   Series 2006-CB2, Class AF2
   5.501% due 12/25/2036                                          1,250,000           1,247,266
DB Master Finance LLC, Series 2006-1, Class-A2
   5.779% due 06/20/2031                                          1,610,000           1,644,279
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                                            125,000             128,372
Dillon Read CMBS CDO, Ltd., Series 2006-1A, Class A3
   6.07% due 12/05/2046                                             975,000             975,000
Equity One ABS, Inc., Series 2004-2, Class AV2
   5.57% due 07/25/2034 (b)                                           1,347               1,350
GSAA Home Equity Trust, Series 2006-10, Class AF3
   5.9846% due 06/25/2036 (b)                                     1,000,000           1,005,156
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.56% due 11/25/2035 (b)                                          25,520              25,530
JER CDO, Series 2006-2A, Class AFL
   5.655% due 03/25/2045                                            700,000             700,000
LNR CDO, Ltd., Series 2006-1A, Class BFL
   5.87% due 05/28/2043 (b)                                         700,000             700,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
   4.72% due 12/25/2050                                             570,000             570,228
N-Star Real Estate CDO, Ltd.
   5.70% due 06/22/2051 (b)                                         900,000             900,000
Ownit Mortgage Loan, Series 2006-1, Class AF2
   5.29% due 12/25/2036                                           1,050,000           1,046,062
Ownit Mortgage Loan, Series 2006-2, Class A2B
   5.6329% due 01/25/2037 (b)                                     1,000,000           1,001,788
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                                         65,162              64,679
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                                         900,000             898,621

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Rait Cre CDO, Ltd., Series 2006-1A, Class H
   7.5863% due 11/20/2046                                       $   710,000   $         710,000
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF3
   4.499% due 08/25/2035                                            210,000             207,413
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4
   4.934% due 08/25/2035                                            230,000             227,420
Renaissance Home Equity Loan Trust,
   Series 2005-4, Class A2
   5.399% due 02/25/2036                                          1,000,000             995,686
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                                              24,971              24,837
Sail Net Interest Margin Notes,
   Series 2005-6A, Class A
   4.75% due 07/27/2035                                              30,981              30,932
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   5.63% due 10/25/2035 (b)                                           9,135               9,143
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 05/25/2034 (b)                                          49,000              48,376
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $17,773,691)                                                            $      17,826,060
                                                                              -----------------
CORPORATE BONDS - 30.31%
Prime Capital Credit Securitization
   5.417% due 12/25/2048                                          1,550,000           1,549,977
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $140,371,159)                                     $     143,147,045
                                                                              -----------------
SUPRANATIONAL OBLIGATIONS - 0.05%

HONDURAS - 0.00%
Central American Bank for Economic Integration
   6.75% due 04/15/2013                                              12,000              12,657

VENEZUELA - 0.05%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                                             214,000             212,145
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                             20,000              21,402
                                                                              -----------------
                                                                                        233,547
                                                                              -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,244)                                                               $         246,204
                                                                              -----------------
SHORT TERM INVESTMENTS - 25.65%
Federal Home Loan Bank Discount Notes
   zero coupon due 12/01/2006                             $      12,400,000   $      12,400,000
Federal National Mortgage Association Discount Notes
   zero coupon due
      12/12/2006 to
      12/18/2006 ***                                             60,000,000          59,873,268
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           48,868,760          48,868,760
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $121,142,028)                                                           $     121,142,028
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 2.09%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $9,868,082 on 12/01/2006,
   collateralized by $330,000 Federal
   Home Loan Mortgage Corp.,
   5.45% due 11/21/2013 (valued at
   $331,238, including interest) and
   $30,000 Federal National
   Mortgage Association, 5.75% due
   03/07/2022 (valued at $29,700,
   including interest) and $5,250,000
   Federal Home Loan Mortgage
   Corp., 5.2% due 03/05/2019
   (valued at $5,223,750, including
   interest) and $4,300,000 Federal
   Home Loan Bank, 5.375% due
   05/15/2019 (valued at $4,482,750,
   including interest) (c)***                             $       9,867,000   $       9,867,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,867,000)                                                           $       9,867,000
                                                                              -----------------
TOTAL INVESTMENTS (ACTIVE BOND FUND)
  (COST $573,986,201) - 122.83%                                               $     580,164,856
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.83)%                                   (107,849,668)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     472,315,188
                                                                              =================

ALL CAP CORE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 91.61%

ADVERTISING - 1.27%
Omnicom Group, Inc.                                                  39,100   $       3,994,456

AEROSPACE - 4.71%
Boeing Company                                                       57,100           5,055,063
Lockheed Martin Corp.                                                54,000           4,884,300
Northrop Grumman Corp.                                               23,400           1,566,162
Raytheon Company                                                     64,500           3,292,080
                                                                              -----------------
                                                                                     14,797,605
AGRICULTURE - 0.69%
Archer-Daniels-Midland Company                                       61,700           2,165,670

AIR TRAVEL - 0.63%
Continental Airlines, Inc., Class B * (a)                            48,700           1,979,168

APPAREL & TEXTILES - 1.46%
Jones Apparel Group, Inc.                                            95,300           3,202,080
Kellwood Company (a)                                                 21,200             662,500
The Gymboree Corp. *                                                 18,300             728,340
                                                                              -----------------
                                                                                      4,592,920

AUTO PARTS - 0.19%
TRW Automotive Holdings Corp. *                                      23,500             583,740

AUTOMOBILES - 0.65%
PACCAR, Inc.                                                         31,350           2,047,155

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING - 4.97%
Bank of America Corp.                                               157,900         $ 8,502,915
KeyCorp                                                              16,400             592,040
US Bancorp                                                           49,500           1,665,180
Wells Fargo & Company (c)                                           138,000           4,863,120
                                                                              -----------------
                                                                                     15,623,255

BIOTECHNOLOGY - 0.24%
Abraxis BioScience, Inc. * (a)                                       15,800             423,756
Digene Corp. *                                                        6,700             342,370
                                                                              -----------------
                                                                                        766,126

BUSINESS SERVICES - 1.05%
Acxiom Corp.                                                         72,000           1,794,240
FactSet Research Systems, Inc.                                       14,200             750,896
Moody's Corp.                                                        10,900             757,332
                                                                              -----------------
                                                                                      3,302,468

CABLE AND TELEVISION - 1.46%
DIRECTV Group, Inc. *                                               201,200           4,577,300

CELLULAR COMMUNICATIONS - 0.13%
Telephone & Data Systems, Inc.                                        8,100             418,446

CHEMICALS - 0.98%
Celanese Corp., Series A                                              9,400             206,800
Lyondell Chemical Company                                           104,700           2,586,090
Westlake Chemical Corp.                                               8,600             281,650
                                                                              -----------------
                                                                                      3,074,540

COMPUTERS & BUSINESS EQUIPMENT - 2.98%
Cisco Systems, Inc. *                                                 8,300             223,104
Hewlett-Packard Company                                             122,300           4,825,958
Lexmark International, Inc. *                                        41,500           2,862,670
Plexus Corp. *                                                        8,100             195,615
Western Digital Corp. * (a)                                          61,900           1,270,188
                                                                              -----------------
                                                                                      9,377,535

COSMETICS & TOILETRIES - 1.41%
Colgate-Palmolive Company                                            33,700           2,192,185
Estee Lauder Companies, Inc., Class A                                34,600           1,428,634
Kimberly-Clark Corp.                                                 11,600             771,052
Procter & Gamble Company                                                600              37,674
                                                                              -----------------
                                                                                      4,429,545

CRUDE PETROLEUM & NATURAL GAS - 2.66%
Apache Corp.                                                         46,600           3,258,738
Cimarex Energy Company                                               27,600           1,038,036
Penn Virginia Corp.                                                   2,800             211,092
Unit Corp. *                                                         42,700           2,178,981
XTO Energy, Inc.                                                     33,200           1,679,920
                                                                              -----------------
                                                                                      8,366,767

DOMESTIC OIL - 0.23%
Denbury Resources, Inc. *                                            15,600             457,860
Range Resources Corp.                                                 8,400             261,156
                                                                              -----------------
                                                                                        719,016

DRUGS & HEALTH CARE - 0.15%
Hillenbrand Industries, Inc.                                          7,900             457,094

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 2.32%
Exelon Corp.                                                         42,600   $       2,587,098
FirstEnergy Corp.                                                    69,300           4,146,912
PPL Corp.                                                            15,000             545,250
                                                                              -----------------
                                                                                      7,279,260

ELECTRONICS - 0.33%
AVX Corp. (a)                                                        16,900             262,626
Zoran Corp. *                                                        51,800             772,338
                                                                              -----------------
                                                                                      1,034,964

ENERGY - 0.41%
Duke Energy Corp.                                                     1,200              38,064
Sempra Energy                                                        22,800           1,242,600
                                                                              -----------------
                                                                                      1,280,664

FINANCIAL SERVICES - 7.34%
Citigroup, Inc.                                                      60,200           2,985,318
Goldman Sachs Group, Inc.                                            26,700           5,201,160
JP Morgan Chase & Company                                           149,300           6,909,604
Merrill Lynch & Company, Inc.                                        61,300           5,359,459
Morgan Stanley                                                       17,700           1,348,032
PNC Financial Services Group, Inc.                                   11,900             841,211
The First Marblehead Corp. (a)                                        5,800             434,072
                                                                              -----------------
                                                                                     23,078,856

FOOD & BEVERAGES - 4.01%
General Mills, Inc.                                                  58,400           3,267,480
Pepsi Bottling Group, Inc.                                          100,300           3,141,396
PepsiCo, Inc.                                                        66,900           4,145,793
Smithfield Foods, Inc. * (a)                                         30,900             815,142
Starbucks Corp. *                                                    34,500           1,217,505
                                                                              -----------------
                                                                                     12,587,316

FURNITURE & FIXTURES - 0.14%
Leggett & Platt, Inc.                                                18,900             449,442

HEALTHCARE PRODUCTS - 0.75%
Baxter International, Inc.                                            3,900             174,486
Becton, Dickinson & Company                                           3,700             265,364
IDEXX Laboratories, Inc. *                                            1,200             101,580
Johnson & Johnson                                                       700              46,137
Kinetic Concepts, Inc. *                                              8,600             312,180
Kyphon, Inc. *                                                       26,900             908,413
LCA-Vision, Inc. (a)                                                 15,300             538,560
                                                                              -----------------
                                                                                      2,346,720

HEALTHCARE SERVICES - 3.77%
Coventry Health Care, Inc. *                                         65,200           3,138,076
Express Scripts, Inc. *                                              11,800             804,760
Humana, Inc. *                                                       44,100           2,385,810
McKesson Corp.                                                       68,100           3,364,140
Odyssey Healthcare, Inc. *                                           11,000             136,180
Sierra Health Services, Inc. *                                       57,300           2,008,365
                                                                              -----------------
                                                                                     11,837,331

HOLDINGS COMPANIES/CONGLOMERATES - 2.12%
General Electric Company                                             89,100           3,143,448

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOLDINGS COMPANIES/CONGLOMERATES
(CONTINUED)
Loews Corp.                                                          87,900   $       3,508,968
                                                                              -----------------
                                                                                      6,652,416

HOMEBUILDERS - 0.17%
Meritage Homes Corp. * (a)                                           10,900             529,304

HOTELS & RESTAURANTS - 1.24%
Brinker International, Inc.                                          28,400           1,291,348
Darden Restaurants, Inc.                                             65,300           2,621,795
                                                                              -----------------
                                                                                      3,913,143

INDUSTRIAL MACHINERY - 1.96%
Caterpillar, Inc.                                                    51,800           3,213,154
Cummins, Inc.                                                        24,600           2,950,032
                                                                              -----------------
                                                                                      6,163,186

INSURANCE - 1.74%
CNA Financial Corp. *                                                40,200           1,547,700
HCC Insurance Holdings, Inc.                                         14,700             443,793
Philadelphia Consolidated Holding Corp. *                            44,300           1,973,565
W.R. Berkley Corp.                                                   43,100           1,513,241
                                                                              -----------------
                                                                                      5,478,299

INTERNATIONAL OIL - 4.68%
ChevronTexaco Corp.                                                  90,900           6,573,888
ConocoPhillips                                                       44,500           2,994,850
Exxon Mobil Corp.                                                    66,700           5,123,227
                                                                              -----------------
                                                                                     14,691,965

INTERNET RETAIL - 0.21%
eBay, Inc. *                                                         20,600             666,410

INTERNET SERVICE PROVIDER - 1.00%
Google, Inc., Class A *                                               5,300           2,570,076
Yahoo!, Inc. *                                                       21,700             585,683
                                                                              -----------------
                                                                                      3,155,759

INTERNET SOFTWARE - 0.13%
Symantec Corp. *                                                     18,800             398,560

LEISURE TIME - 0.13%
Walt Disney Company                                                  12,100             399,905

MEDICAL-HOSPITALS - 0.09%
Universal Health Services, Inc., Class B                              5,000             276,050

MINING - 1.41%
Compass Minerals International, Inc.                                 11,900             393,890
Phelps Dodge Corp.                                                   29,200           3,591,600
Stillwater Mining Company * (a)                                      31,600             437,976
                                                                              -----------------
                                                                                      4,423,466

OFFICE FURNISHINGS & SUPPLIES - 0.83%
Office Depot, Inc. *                                                 68,700           2,600,982

PETROLEUM SERVICES - 1.13%
Superior Energy Services, Inc. *                                     78,200           2,546,974
Valero Energy Corp.                                                  18,000             991,260
                                                                              -----------------
                                                                                      3,538,234

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 6.85%
Abbott Laboratories                                                 102,700   $       4,791,982
Alkermes, Inc. *                                                     58,700             891,066
Allergan, Inc.                                                          800              93,264
AmerisourceBergen Corp.                                               1,400              64,386
Endo Pharmaceutical Holdings, Inc. *                                 65,900           1,786,549
Hospira, Inc. *                                                      22,600             741,280
Merck & Company, Inc.                                                48,800           2,172,088
Mylan Laboratories, Inc.                                             98,500           1,998,565
Pfizer, Inc.                                                        258,500           7,106,165
Schering-Plough Corp.                                                51,300           1,129,113
Valeant Pharmaceuticals International (a)                            44,200             742,118
                                                                              -----------------
                                                                                     21,516,576

PUBLISHING - 1.34%
Idearc, Inc. *                                                        7,625             209,992
McGraw-Hill Companies, Inc.                                          60,200           4,012,330
                                                                              -----------------
                                                                                      4,222,322

REAL ESTATE - 1.91%
Apartment Investment & Management
   Company, Class A, REIT                                             3,100             178,684
Equity Office Properties Trust, REIT                                 17,500             843,500
Equity Residential, REIT                                             15,300             814,878
Health Care REIT, Inc.                                                7,700             322,861
Healthcare Realty Trust, Inc., REIT (a)                               4,000             162,280
Hospitality Properties Trust, REIT                                    8,800             441,672
Liberty Property Trust, REIT                                          8,100             414,801
ProLogis, REIT                                                        9,200             599,564
Regency Centers Corp., REIT                                           8,200             647,636
Simon Property Group, Inc., REIT                                      9,400             958,612
Thornburg Mortgage, Inc., REIT (a)                                   10,400             262,808
Vornado Realty Trust, REIT                                            2,800             353,108
                                                                              -----------------
                                                                                      6,000,404

RETAIL GROCERY - 1.34%
Safeway, Inc.                                                        84,900           2,615,769
The Kroger Company                                                   74,500           1,598,770
                                                                              -----------------
                                                                                      4,214,539

RETAIL TRADE - 3.82%
AnnTaylor Stores Corp. *                                             53,200           1,835,400
Childrens Place Retail Stores, Inc. * (a)                            13,500             871,020
Dollar Tree Stores, Inc. *                                           84,300           2,529,843
Federated Department Stores, Inc.                                    83,700           3,522,933
Kohl's Corp. *                                                       43,500           3,027,600
Nordstrom, Inc.                                                       4,700             230,394
                                                                              -----------------
                                                                                     12,017,190

SANITARY SERVICES - 1.14%
Waste Management, Inc.                                               97,500           3,569,475

SEMICONDUCTORS - 3.08%
Atmel Corp. *                                                       165,800             838,948
Micron Technology, Inc. *                                           145,500           2,124,300
National Semiconductor Corp.                                         99,500           2,406,905
Novellus Systems, Inc. *                                             36,600           1,142,652

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc.                                             107,600   $       3,179,580
                                                                              -----------------
                                                                                      9,692,385

SOFTWARE - 2.60%
Autodesk, Inc. *                                                     10,200             420,036
BMC Software, Inc. *                                                 84,500           2,751,320
Microsoft Corp.                                                      94,000           2,757,020
MicroStrategy, Inc., Class A * (a)                                   19,000           2,250,930
                                                                              -----------------
                                                                                      8,179,306

STEEL - 1.05%
Carpenter Technology Corp.                                            4,000             427,240
Nucor Corp.                                                          48,200           2,884,770
                                                                              -----------------
                                                                                      3,312,010

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.32%
Alaska Communications Systems Group, Inc.                            20,500             309,345
Citizens Communications Company (a)                                  45,300             641,901
Corning, Inc. *                                                     113,500           2,447,060
InterDigital Communication Corp. * (a)                               23,400             747,630
                                                                              -----------------
                                                                                      4,145,936

TELEPHONE - 3.73%
AT&T, Inc.                                                          179,900           6,100,409
U.S. Cellular Corp. *                                                 4,300             289,476
Verizon Communications, Inc.                                        152,500           5,328,350
                                                                              -----------------
                                                                                     11,718,235

TOBACCO - 0.19%
Altria Group, Inc.                                                    7,100             597,891

TRANSPORTATION - 0.48%
Overseas Shipholding Group, Inc.                                     26,400           1,519,584

TRUCKING & FREIGHT - 0.99%
Ryder Systems, Inc.                                                  59,400           3,098,898
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $269,798,402)                                       $     287,859,789
                                                                              -----------------

SHORT TERM INVESTMENTS - 4.49%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      12,232,788   $      12,232,788
U.S. Treasury Bills
   0.01% due 01/19/2007 ****                                      1,900,000           1,887,338
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $14,120,126)                                                         $      14,120,126
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 7.60%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $23,871,619 on 12/01/2006,
   collateralized by $1,715,000
   Federal National Mortgage
   Association, 5.8% due 02/09/26
   (valued at $1,753,588, including
   interest) and $4,100,000 Federal
   National Mortgage Association,
   5.7% due 03/27/2023 (valued at
   $4,038,500, including interest) and
   $1,590,000 Federal National
   Mortgage Association, 5.55% due
   07/10/2028 (valued at $1,558,545,
   including interest) and $10,000
   Federal National Mortgage
   Association, 5.5% due 07/01/2028
   (valued at $9,768, including
   interest) and $17,160,000 Federal
   National Mortgage Association,
   5.75% due 03/07/2022 (valued at
   $16,988,400, including interest) (c)                   $      23,868,999   $      23,868,999
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,868,999)                                                         $      23,868,999
                                                                              -----------------
TOTAL INVESTMENTS (ALL CAP CORE FUND)
   (COST $307,787,527) - 103.70%                                              $     325,848,914
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.70)%                                     (11,617,917)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     314,230,997
                                                                              =================

ALL CAP GROWTH FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.90%

AEROSPACE - 4.65%
Boeing Company                                                       14,955   $       1,323,966
General Dynamics Corp.                                               30,146           2,256,127
Spirit Aerosystems Holdings, Inc., Class A *                         59,000           1,719,850
United Technologies Corp.                                            40,417           2,608,109
                                                                              -----------------
                                                                                      7,908,052

APPAREL & TEXTILES - 0.74%
Carter's, Inc. * (a)                                                 45,876           1,264,343

BANKING - 0.95%
Cullen Frost Bankers, Inc.                                           13,806             752,427
Kookmin Bank, SADR                                                   11,110             869,357
                                                                              -----------------
                                                                                      1,621,784

BIOTECHNOLOGY - 1.26%
Amgen, Inc. *                                                        30,096           2,136,816

BROADCASTING - 1.24%
News Corp.                                                          102,500           2,111,500

BUSINESS SERVICES - 0.99%
Accenture, Ltd., Class A                                             31,457           1,060,101

ALL CAP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Global Payments, Inc.                                                13,655   $         625,399
                                                                              -----------------
                                                                                      1,685,500

CELLULAR COMMUNICATIONS - 2.60%
America Movil SA de CV, Series L, SADR                               23,047           1,024,900
China Mobile, Ltd.                                                  132,000           1,109,878
Motorola, Inc.                                                      102,592           2,274,465
                                                                              -----------------
                                                                                      4,409,243

CHEMICALS - 0.81%
Syngenta AG *                                                         7,763           1,367,632

COMPUTERS & BUSINESS EQUIPMENT - 10.69%
Apple Computer, Inc. *                                               43,500           3,988,080
Cisco Systems, Inc. *                                               177,066           4,759,534
Dell, Inc. *                                                         63,000           1,716,120
Hewlett-Packard Company                                              74,665           2,946,281
Micros Systems, Inc. *                                               11,701             595,815
Research In Motion, Ltd. *                                           12,189           1,692,199
Seagate Technology (a)                                               95,844           2,468,942
                                                                              -----------------
                                                                                     18,166,971

CONSTRUCTION & MINING EQUIPMENT - 0.94%
National Oilwell, Inc. *                                             24,112           1,603,689

COSMETICS & TOILETRIES - 0.97%
Colgate-Palmolive Company                                            25,358           1,649,538

CRUDE PETROLEUM & NATURAL GAS - 1.49%
Occidental Petroleum Corp.                                           50,295           2,531,850

DRUGS & HEALTH CARE - 1.22%
Wyeth                                                                42,995           2,075,799

ELECTRICAL EQUIPMENT - 3.05%
Cooper Industries, Ltd., Class A                                     19,573           1,789,755
Emerson Electric Company                                             22,748           1,972,252
Fanuc, Ltd.                                                          15,550           1,419,630
                                                                              -----------------
                                                                                      5,181,637

ELECTRONICS - 0.88%
Amphenol Corp., Class A                                              21,947           1,495,249

ENERGY - 1.02%
McDermott International, Inc. *                                      33,193           1,728,691

FINANCIAL SERVICES - 8.46%
Charles Schwab Corp.                                                 87,000           1,595,580
Goldman Sachs Group, Inc.                                            18,194           3,544,191
JP Morgan Chase & Company                                            70,356           3,256,076
Merrill Lynch & Company, Inc.                                        31,012           2,711,379
Morgan Stanley                                                       26,677           2,031,720
UBS AG *                                                             20,569           1,238,558
                                                                              -----------------
                                                                                     14,377,504

FOOD & BEVERAGES - 1.51%
Burger King Holdings, Inc. * (a)                                     74,732           1,375,069
PepsiCo, Inc.                                                        19,135           1,185,796
                                                                              -----------------
                                                                                      2,560,865

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 1.51%
Becton, Dickinson & Company                                          17,056   $       1,223,256
Johnson & Johnson                                                    20,348           1,341,137
                                                                              -----------------
                                                                                      2,564,393

HEALTHCARE SERVICES - 3.34%
Cardinal Health, Inc.                                                25,288           1,634,110
Health Net, Inc. *                                                   58,823           2,714,093
Quest Diagnostics, Inc.                                              24,968           1,327,549
                                                                              -----------------
                                                                                      5,675,752

HOTELS & RESTAURANTS - 1.16%
Darden Restaurants, Inc.                                             48,869           1,962,090

INDUSTRIAL MACHINERY - 1.45%
Komatsu, Ltd.                                                        53,930             982,370
Terex Corp. *                                                        26,431           1,480,664
                                                                              -----------------
                                                                                      2,463,034

INDUSTRIALS - 0.60%
ABB, Ltd.                                                            62,770           1,015,085

INSURANCE - 2.59%
Assurant, Inc.                                                       37,884           2,082,105
Chubb Corp.                                                          25,642           1,327,230
HCC Insurance Holdings, Inc.                                         32,880             992,647
                                                                              -----------------
                                                                                      4,401,982

INTERNET SERVICE PROVIDER - 1.11%
Google, Inc., Class A *                                               3,900           1,891,188

INTERNET SOFTWARE - 1.32%
Symantec Corp. *                                                    106,138           2,250,126

LEISURE TIME - 1.35%
Electronic Arts, Inc. *                                              41,141           2,297,725

MANUFACTURING - 1.21%
Acuity Brands, Inc.                                                  13,408             706,199
Cameron International Corp. *                                        17,526             952,012
Mettler-Toledo International, Inc. *                                  5,189             401,733
                                                                              -----------------
                                                                                      2,059,944

MEDICAL-HOSPITALS - 1.23%
Manor Care, Inc. (a)                                                 22,857           1,086,165
VCA Antech, Inc. *                                                   31,336           1,010,272
                                                                              -----------------
                                                                                      2,096,437

METAL & METAL PRODUCTS - 1.99%
Companhia Vale Do Rio Doce, SADR                                     47,218           1,310,772
Precision Castparts Corp.                                            27,373           2,065,566
                                                                              -----------------
                                                                                      3,376,338

MINING - 1.47%
BHP Billiton, Ltd.                                                   60,316           1,249,217
Rio Tinto PLC                                                        23,267           1,243,879
                                                                              -----------------
                                                                                      2,493,096

OFFICE FURNISHINGS & SUPPLIES - 1.64%
Office Depot, Inc. *                                                 39,163           1,482,711
OfficeMax, Inc. (a)                                                  27,598           1,299,038
                                                                              -----------------
                                                                                      2,781,749

ALL CAP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 2.80%
Baker Hughes, Inc.                                                   23,845   $       1,750,938
BJ Services Company                                                  42,284           1,427,931
Valero Energy Corp.                                                  28,536           1,571,478
                                                                              -----------------
                                                                                      4,750,347

PHARMACEUTICALS - 7.90%
Abbott Laboratories                                                  26,419           1,232,711
AstraZeneca PLC, SADR                                                32,959           1,907,997
Gilead Sciences, Inc. *                                              33,840           2,230,733
Merck & Company, Inc.                                                44,777           1,993,024
Novartis AG, SADR                                                    32,940           1,924,025
Pfizer, Inc.                                                         35,000             962,150
Roche Holdings AG                                                    17,497           3,165,852
                                                                              -----------------
                                                                                     13,416,492

RETAIL TRADE - 10.44%
Aeropostale, Inc. *                                                  42,988           1,299,957
Best Buy Company, Inc.                                               42,876           2,356,894
Costco Wholesale Corp.                                               34,636           1,810,077
DSW, Inc., Class A * (a)                                             23,464             898,671
Family Dollar Stores, Inc.                                           79,715           2,223,251
Federated Department Stores, Inc.                                    34,053           1,433,291
J.C. Penney Company, Inc.                                            33,554           2,595,066
Limited Brands, Inc. (a)                                             45,090           1,428,902
Longs Drug Stores Corp.                                              18,208             748,167
Nordstrom, Inc.                                                      25,573           1,253,589
PETsMART, Inc.                                                       57,034           1,687,066
                                                                              -----------------
                                                                                     17,734,931

SANITARY SERVICES - 0.84%
Waste Management, Inc.                                               38,927           1,425,117

SEMICONDUCTORS - 2.70%
MEMC Electronic Materials, Inc. *                                    34,000           1,353,200
Microchip Technology, Inc.                                           48,814           1,665,045
Texas Instruments, Inc.                                              47,823           1,413,170
Xilinx, Inc.                                                          5,815             155,842
                                                                              -----------------
                                                                                      4,587,257

SOFTWARE - 4.72%
Adobe Systems, Inc. *                                                21,163             849,271
BEA Systems, Inc. *                                                 102,508           1,411,535
Citrix Systems, Inc. *                                               28,770             826,850
Microsoft Corp.                                                     112,046           3,286,309
Sybase, Inc.*                                                        26,878             643,459
VeriFone Holdings, Inc. * (a)                                        29,549             997,575
                                                                              -----------------
                                                                                      8,014,999

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.06%
Amdocs, Ltd. *                                                       99,623           3,840,467
KDDI Corp.                                                              204           1,366,355
                                                                              -----------------
                                                                                      5,206,822
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $145,970,108)                                       $     166,341,567
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS - 4.84%

State Street Navigator Securities
   Lending Prime Portfolio (c)                            $       8,220,588   $       8,220,588
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $8,220,588)                                                             $       8,220,588
                                                                              -----------------
REPURCHASE AGREEMENTS - 2.68%

Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   4.99% to be repurchased at
   $4,551,631 on 12/01/2006,
   collateralized by $4,660,000
   Federal Home Loan Bank, 4.375%
   due 09/17/2010 (valued at
   $4,643,820, including interest) (c)                    $       4,551,000   $       4,551,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,551,000)                                                             $       4,551,000
                                                                              -----------------
TOTAL INVESTMENTS (ALL CAP GROWTH FUND)
   (COST $158,741,696) - 105.42%                                              $     179,113,155
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.42)%                                      (9,210,081)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     169,903,074
                                                                              =================

ALL CAP VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.74%

AEROSPACE - 1.66%
Curtiss Wright Corp.                                                  5,800   $         206,190

General Dynamics Corp.                                               43,500           3,255,540
Moog, Inc., Class A *                                                14,687             537,250
                                                                              -----------------
                                                                                      3,998,980

APPAREL & TEXTILES - 0.73%
VF Corp.                                                             22,581           1,770,125

BANKING - 5.87%
Bank of America Corp.                                                34,057           1,833,969
Bank of New York Company, Inc.                                       50,309           1,787,982
Cullen Frost Bankers, Inc.                                           70,135           3,822,357
Marshall & Ilsley Corp.                                              67,164           3,075,440
Popular, Inc. (a)                                                    60,300           1,067,310
SunTrust Banks, Inc.                                                 16,900           1,379,885
Webster Financial Corp.                                              25,335           1,210,253
                                                                              -----------------
                                                                                     14,177,196

BUSINESS SERVICES - 4.02%
Automatic Data Processing, Inc.                                      45,700           2,204,111
Cadence Design Systems, Inc. *                                      159,830           2,937,675
R.H. Donnelley Corp. * (a)                                           26,600           1,649,200
R.R. Donnelley & Sons Company                                        74,815           2,638,725
URS Corp. *                                                           6,400             282,624
                                                                              -----------------
                                                                                      9,712,335

CABLE AND TELEVISION - 2.57%
Comcast Corp.-Special Class A *                                     127,637           5,141,218

ALL CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner, Inc.                                                    52,600   $       1,059,364
                                                                              -----------------
                                                                                      6,200,582

CHEMICALS - 3.24%
Cabot Corp.                                                          51,800           2,130,534
Eastman Chemical Company                                             13,270             787,973
Praxair, Inc.                                                        52,818           3,295,843
Rohm & Haas Company                                                  30,800           1,608,376
                                                                              -----------------
                                                                                      7,822,726

COMMERCIAL SERVICES - 0.91%
Shaw Group, Inc. * (a)                                               73,879           2,208,243

COMPUTERS & BUSINESS EQUIPMENT - 1.38%
Henry, Jack & Associates, Inc. (a)                                   24,400             533,872
Plexus Corp. *                                                        9,400             227,010
Sun Microsystems, Inc. *                                            475,000           2,574,500
                                                                              -----------------
                                                                                      3,335,382

CONTAINERS & GLASS - 1.13%
Ball Corp. (a)                                                       34,431           1,472,270
Sonoco Products Company                                              33,900           1,253,961
                                                                              -----------------
                                                                                      2,726,231

COSMETICS & TOILETRIES - 2.74%
International Flavors & Fragrances, Inc.                             25,600           1,206,016
Procter & Gamble Company                                             86,394           5,424,679
                                                                              -----------------
                                                                                      6,630,695

DOMESTIC OIL - 0.24%
Range Resources Corp.                                                18,600             578,274

DRUGS & HEALTH CARE - 1.32%
Wyeth                                                                66,191           3,195,701

ELECTRICAL EQUIPMENT - 4.94%
AMETEK, Inc.                                                         19,950             650,570
Anixter International, Inc. *                                        38,989           2,285,535
Cooper Industries, Ltd., Class A                                     31,500           2,880,360
Emerson Electric Company                                             33,999           2,947,713
Hubbell, Inc., Class B                                               40,762           2,137,967
Symbol Technologies, Inc.                                            31,100             460,902
W.H. Brady Company, Class A                                          14,800             568,024
                                                                              -----------------
                                                                                     11,931,071

ELECTRICAL UTILITIES - 3.89%
Ameren Corp. (a)                                                     18,340           1,003,381
Avista Corp.                                                         10,900             293,537
CMS Energy Corp. *                                                   50,960             826,062
Dominion Resources, Inc.                                              7,400             597,476
FPL Group, Inc. (a)                                                  45,700           2,435,810
PNM Resources, Inc.                                                  29,700             911,790
The Southern Company (a)                                             91,700           3,324,125
                                                                              -----------------
                                                                                      9,392,181

ELECTRONICS - 2.99%
AVX Corp. (a)                                                       124,874           1,940,542
Harman International Industries, Inc.                                 6,900             716,496
Rogers Corp. *                                                        7,576             526,380

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Vishay Intertechnology, Inc. *                                       81,478   $       1,067,362
Zebra Technologies Corp., Class A *                                  85,000           2,969,050
                                                                              -----------------
                                                                                      7,219,830

FINANCIAL SERVICES - 1.95%
Citigroup, Inc.                                                      75,678           3,752,872
Federal Home Loan Mortgage Corp.                                      7,100             476,836
Federal National Mortgage Association                                 8,300             473,349
                                                                              -----------------
                                                                                      4,703,057

FOOD & BEVERAGES - 5.64%
Campbell Soup Company (a)                                            69,514           2,646,398
Diageo PLC, SADR                                                     46,300           3,578,527
Kraft Foods, Inc., Class A (a)                                       68,000           2,383,400
PepsiCo, Inc.                                                        81,079           5,024,466
                                                                              -----------------
                                                                                     13,632,791

FURNITURE & FIXTURES - 0.47%
Ethan Allen Interiors, Inc. (a)                                      32,191           1,142,137

GAS & PIPELINE UTILITIES - 1.79%
AGL Resources, Inc.                                                  17,400             668,334
El Paso Corp. (a)                                                    87,400           1,276,040
Nicor, Inc. (a)                                                      10,058             498,374
NiSource, Inc.                                                       20,681             509,993
UGI Corp.                                                            48,900           1,378,002
                                                                              -----------------
                                                                                      4,330,743

GOLD - 1.56%
Barrick Gold Corp. (a)                                              119,697           3,763,274

HEALTHCARE PRODUCTS - 1.05%
Patterson Companies, Inc. *                                          33,800           1,254,318
Zimmer Holdings, Inc. *                                              17,600           1,284,096
                                                                              -----------------
                                                                                      2,538,414

HOLDINGS COMPANIES/CONGLOMERATES - 5.13%
Berkshire Hathaway, Inc., Class B *                                   1,276           4,536,180
General Electric Company                                            222,879           7,863,171
                                                                              -----------------
                                                                                     12,399,351

HOTELS & RESTAURANTS - 0.93%
Brinker International, Inc.                                          24,437           1,111,150
OSI Restaurant Partners, Inc. (a)                                    17,400             680,340
Ruby Tuesday, Inc. (a)                                                8,900             240,211
The Cheesecake Factory, Inc. * (a)                                    8,100             224,370
                                                                              -----------------
                                                                                      2,256,071

INDUSTRIAL MACHINERY - 1.82%
IDEX Corp.                                                           33,378           1,600,475
Kennametal, Inc.                                                     10,500             641,340
Parker-Hannifin Corp.                                                25,904           2,162,466
                                                                              -----------------
                                                                                      4,404,281

INSURANCE - 4.92%
Allstate Corp.                                                       19,500           1,237,860
American International Group, Inc.                                   70,600           4,964,592
Everest Re Group, Ltd.                                               24,700           2,430,727
Genworth Financial, Inc.                                             81,096           2,659,949

ALL CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Markel Corp. * (a)                                                    1,300   $         582,075
                                                                              -----------------
                                                                                     11,875,203

INTERNATIONAL OIL - 6.42%
ChevronTexaco Corp.                                                  31,800           2,299,776
EnCana Corp.                                                         38,100           1,989,201
Exxon Mobil Corp.                                                   146,091          11,221,250
                                                                              -----------------
                                                                                     15,510,227

INTERNET SOFTWARE - 1.06%
McAfee, Inc. *                                                       87,499           2,555,846

LIQUOR - 0.31%
Anheuser-Busch Companies, Inc.                                       15,600             741,156

MANUFACTURING - 3.29%
AptarGroup, Inc.                                                      4,900             300,174
Carlisle Companies, Inc.                                             39,577           3,240,961
Eaton Corp.                                                          16,390           1,263,341
Hexcel Corp. * (a)                                                   23,900             427,810
Trinity Industries, Inc. (a)                                         71,815           2,714,607
                                                                              -----------------
                                                                                      7,946,893

METAL & METAL PRODUCTS - 1.02%
Crown Holdings, Inc. *                                               18,229             375,518
Quanex Corp. (a)                                                     56,185           2,085,025
                                                                              -----------------
                                                                                      2,460,543

MINING - 1.44%
Newmont Mining Corp.                                                 74,171           3,479,362

PETROLEUM SERVICES - 0.89%
Halliburton Company                                                  14,758             497,935
Schlumberger, Ltd.                                                    8,236             564,001
Superior Energy Services, Inc. *                                     33,100           1,078,067
                                                                              -----------------
                                                                                      2,140,003

PHARMACEUTICALS - 5.80%
Abbott Laboratories                                                  73,200           3,415,512
Bristol-Myers Squibb Company                                         14,600             362,518
Mylan Laboratories, Inc.                                            147,598           2,994,763
Novartis AG, SADR                                                    78,770           4,600,956
Pfizer, Inc.                                                          9,044             248,620
Schering-Plough Corp.                                                66,204           1,457,150
Teva Pharmaceutical Industries, Ltd., SADR                           29,200             936,152
                                                                              -----------------
                                                                                     14,015,671

PUBLISHING - 0.04%
Idearc, Inc. *                                                        3,095              85,236

RAILROADS & EQUIPMENT - 0.71%
GATX Corp. (a)                                                       36,900           1,704,042

REAL ESTATE - 0.48%
Host Hotels & Resorts, Inc., REIT                                    46,402           1,170,258

RETAIL GROCERY - 1.31%
The Kroger Company                                                  147,534           3,166,080

RETAIL TRADE - 2.68%
Costco Wholesale Corp.                                               33,100           1,729,806

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Federated Department Stores, Inc.                                    72,214   $       3,039,487
Foot Locker, Inc.                                                    53,659           1,228,791
Wal-Mart Stores, Inc.                                                10,117             466,394
                                                                              -----------------
                                                                                      6,464,478

SANITARY SERVICES - 0.82%
Waste Connections, Inc. *                                             2,400              96,840
Waste Management, Inc.                                               51,300           1,878,093
                                                                              -----------------
                                                                                      1,974,933

STEEL - 1.01%
Carpenter Technology Corp.                                           22,800           2,435,268

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.74%
Avaya, Inc. *                                                        12,453             159,149
Tellabs, Inc. *                                                     162,402           1,630,516
                                                                              -----------------
                                                                                      1,789,665

TELEPHONE - 2.44%
AT&T, Inc.                                                           78,600           2,665,326
BellSouth Corp.                                                      12,400             552,916
Qwest Communications International, Inc. * (a)                       66,600             512,154
Verizon Communications, Inc.                                         61,906           2,162,996
                                                                              -----------------
                                                                                      5,893,392

TRAVEL SERVICES - 0.58%
Sabre Holdings Corp.                                                 51,455           1,411,411

TRUCKING & FREIGHT - 1.81%
Heartland Express, Inc. (a)                                          83,422           1,287,201
Oshkosh Truck Corp.                                                  29,000           1,392,290
Werner Enterprises, Inc. (a)                                         90,283           1,683,778
                                                                              -----------------
                                                                                      4,363,269
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $205,290,452)                                       $     231,252,607
                                                                              -----------------
SHORT TERM INVESTMENTS - 13.59%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      32,834,873   $      32,834,873
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $32,834,873)                                                            $      32,834,873
                                                                              -----------------
REPURCHASE AGREEMENTS - 4.30%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $10,377,138 on 12/01/2006,
   collateralized by $ 10,695,000
   Federal National Mortgage
   Association, 5.75% due
   03/07/2022 (valued at
   $10,588,050, including
   interest) (c)                                          $      10,376,000   $      10,376,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,376,000)                                                            $      10,376,000
                                                                              -----------------
TOTAL INVESTMENTS (ALL CAP VALUE FUND)
   (COST $248,501,325) - 113.63%                                              $     274,463,480
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.63)%                                    (32,923,274)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     241,540,206
                                                                              =================

BLUE CHIP GROWTH FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.99%

AEROSPACE - 1.54%
General Dynamics Corp.                                              162,126   $      12,133,510
Rockwell Collins, Inc.                                               80,801           4,874,724
United Technologies Corp.                                            70,200           4,530,006
                                                                              -----------------
                                                                                     21,538,240

AGRICULTURE - 0.73%
Monsanto Company                                                    212,796          10,229,104

APPAREL & TEXTILES - 0.02%
Coach, Inc. *                                                         7,400             319,754

BANKING - 1.59%
Northern Trust Corp.                                                187,111          10,657,842
Wells Fargo & Company                                               331,508          11,682,342
                                                                              -----------------
                                                                                     22,340,184

BIOTECHNOLOGY - 2.84%
Amgen, Inc. *                                                       324,155          23,015,005
Biogen Idec, Inc. *                                                  22,500           1,175,850
Genentech, Inc. *                                                   190,578          15,579,751
                                                                              -----------------
                                                                                     39,770,606

BROADCASTING - 0.42%
Grupo Televisa SA, SADR                                             225,000           5,913,000

BUSINESS SERVICES - 1.81%
Automatic Data Processing, Inc.                                     346,419          16,707,789
Monster Worldwide, Inc. *                                           156,900           6,848,685
Paychex, Inc.                                                        47,657           1,878,162
                                                                              -----------------
                                                                                     25,434,636

CABLE AND TELEVISION - 1.59%
Rogers Communications, Inc.                                         143,216           8,766,252
Time Warner, Inc.                                                   313,586           6,315,622
Viacom, Inc. *                                                      193,381           7,253,721
                                                                              -----------------
                                                                                     22,335,595

CELLULAR COMMUNICATIONS - 2.26%
America Movil SA de CV, Series L, SADR                              280,949          12,493,802
American Tower Corp., Class A *                                     459,762          17,411,187
Motorola, Inc.                                                       79,400           1,760,298
                                                                              -----------------
                                                                                     31,665,287

COAL - 0.08%
CONSOL Energy, Inc.                                                  31,500           1,156,365

COMPUTERS & BUSINESS EQUIPMENT - 3.96%
Apple Computer, Inc. *                                              186,900          17,134,992
Cisco Systems, Inc. *                                             1,013,282          27,237,020
Dell, Inc. *                                                        144,427           3,934,192
EMC Corp. *                                                         545,648           7,153,445
                                                                              -----------------
                                                                                     55,459,649

CONSTRUCTION & MINING EQUIPMENT - 0.25%
Joy Global, Inc.                                                     80,300           3,525,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 1.57%
Procter & Gamble Company                                            350,968   $      22,037,281

CRUDE PETROLEUM & NATURAL GAS - 0.29%
EOG Resources, Inc.                                                  58,600           4,133,058

DOMESTIC OIL - 0.46%
Murphy Oil Corp. (a)                                                117,742           6,391,036

DRUGS & HEALTH CARE - 1.38%
Novartis AG                                                         178,400          10,414,308
Wyeth                                                               186,346           8,996,785
                                                                              -----------------
                                                                                     19,411,093

ELECTRONICS - 1.63%
Garmin, Ltd. (a)                                                    100,600           5,119,534
Harman International Industries, Inc.                               136,840          14,209,466
Thermo Electron Corp. *                                              79,900           3,502,017
                                                                              -----------------
                                                                                     22,831,017

FINANCIAL SERVICES - 13.94%
Ameriprise Financial, Inc. (a)                                       22,489           1,216,655
Charles Schwab Corp.                                                683,514          12,535,647
Chicago Merchantile Exchange Holdings, Inc.                          11,200           5,998,720
Citigroup, Inc.                                                     344,679          17,092,632
Countrywide Financial Corp.                                         153,800           6,108,936
Deutsche Boerse AG                                                   24,500           4,106,514
E*TRADE Financial Corp. *                                           445,671          10,727,301
Franklin Resources, Inc.                                            175,335          18,715,258
Goldman Sachs Group, Inc.                                            97,424          18,978,195
IntercontinentalExchange, Inc. *                                      4,200             412,650
Legg Mason, Inc.                                                    144,280          13,758,541
Mellon Financial Corp.                                              146,739           5,903,310
Merrill Lynch & Company, Inc.                                       143,710          12,564,565
Morgan Stanley                                                      172,400          13,129,984
SLM Corp.                                                           247,608          11,350,351
State Street Corp. (c)                                              385,665          23,961,366
UBS AG * (c)                                                        314,140          18,915,872
                                                                              -----------------
                                                                                    195,476,497

FOOD & BEVERAGES - 1.23%
PepsiCo, Inc.                                                       185,366          11,487,131
Sysco Corp.                                                         159,105           5,703,914
                                                                              -----------------
                                                                                     17,191,045

HEALTHCARE PRODUCTS - 3.20%
Alcon, Inc.                                                          26,400           2,893,968
Johnson & Johnson                                                    87,501           5,767,191
Medtronic, Inc.                                                     322,664          16,820,474
St. Jude Medical, Inc. *                                            242,564           9,040,360
Stryker Corp.                                                       199,121          10,326,415
                                                                              -----------------
                                                                                     44,848,408

HEALTHCARE SERVICES - 6.02%
Cardinal Health, Inc.                                                32,105           2,074,625
Caremark Rx, Inc.                                                   358,197          16,942,718
DaVita, Inc. *                                                       23,700           1,261,077
Express Scripts, Inc. *                                             115,600           7,883,920
Humana, Inc. *                                                       42,600           2,304,660

BLUE CHIP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Medco Health Solutions, Inc. *                                      131,400   $       6,597,594
UnitedHealth Group, Inc.                                            632,341          31,035,296
Wellpoint, Inc. *                                                   215,628          16,316,571
                                                                              -----------------
                                                                                     84,416,461

HOLDINGS COMPANIES/CONGLOMERATES - 3.72%
General Electric Company                                          1,479,999          52,214,365

HOTELS & RESTAURANTS - 1.95%
Marriott International, Inc., Class A                               223,912          10,109,627
McDonald's Corp.                                                     15,900             667,323
Wynn Resorts, Ltd. * (a)                                            188,373          16,548,568
                                                                              -----------------
                                                                                     27,325,518

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc.                                                 47,262           3,823,496

INSURANCE - 3.73%
Aetna, Inc.                                                         261,552          10,804,713
American International Group, Inc.                                  335,053          23,560,927
Hartford Financial Services Group, Inc.                              84,316           7,230,940
Prudential Financial, Inc.                                          130,900          10,665,732
                                                                              -----------------
                                                                                     52,262,312

INTERNATIONAL OIL - 1.30%
Exxon Mobil Corp.                                                   237,962          18,277,861

INTERNET RETAIL - 1.31%
Amazon.com, Inc. * (a)                                              331,111          13,357,017
eBay, Inc. *                                                        156,065           5,048,703
                                                                              -----------------
                                                                                     18,405,720

INTERNET SERVICE PROVIDER - 2.94%
Google, Inc., Class A *                                              63,534          30,808,907
Yahoo!, Inc. *                                                      387,268          10,452,364
                                                                              -----------------
                                                                                     41,261,271

INTERNET SOFTWARE - 0.90%
Juniper Networks, Inc. *                                            593,679          12,639,426

LEISURE TIME - 1.52%
International Game Technology, Inc.                                 319,598          13,992,000
Las Vegas Sands Corp. *                                              33,800           3,094,728
MGM Mirage, Inc. *                                                   77,700           4,177,929
                                                                              -----------------
                                                                                     21,264,657

MANUFACTURING - 3.69%
Danaher Corp.                                                       468,437          34,252,114
Harley-Davidson, Inc.                                                14,000           1,032,780
Illinois Tool Works, Inc.                                           161,126           7,605,147
Tyco International, Ltd.                                            290,100           8,787,129
                                                                              -----------------
                                                                                     51,677,170

PETROLEUM SERVICES - 5.14%
Baker Hughes, Inc.                                                  196,641          14,439,349
Schlumberger, Ltd.                                                  435,708          29,837,284
Smith International, Inc. (a)                                       467,028          19,783,306
Total SA, ADR                                                       112,092           8,010,094
                                                                              -----------------
                                                                                     72,070,033

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 4.65%
Allergan, Inc.                                                       50,000   $       5,829,000
Celgene Corp. *                                                     189,000          10,532,970
Gilead Sciences, Inc. *                                             259,319          17,094,309
Pfizer, Inc.                                                        343,696           9,448,203
Roche Holdings AG                                                    65,300          11,815,177
Sepracor, Inc. * (a)                                                186,688          10,419,057
                                                                              -----------------
                                                                                     65,138,716

RAILROADS & EQUIPMENT - 0.40%
Norfolk Southern Corp.                                               31,700           1,561,225
Union Pacific Corp.                                                  45,106           4,082,995
                                                                              -----------------
                                                                                      5,644,220

RETAIL TRADE - 5.73%
Bed Bath & Beyond, Inc. *                                            96,700           3,747,125
Best Buy Company, Inc.                                               74,810           4,112,306
CVS Corp.                                                           305,398           8,786,300
Home Depot, Inc.                                                    320,352          12,163,765
Kohl's Corp. *                                                      338,070          23,529,672
Target Corp.                                                        269,978          15,683,022
Wal-Mart Stores, Inc.                                               266,836          12,301,140
                                                                              -----------------
                                                                                     80,323,330

SEMICONDUCTORS - 5.91%
Analog Devices, Inc.                                                259,457           8,437,542
Applied Materials, Inc.                                             391,400           7,037,372
Intel Corp.                                                         417,308           8,909,526
Linear Technology Corp.                                             247,010           7,938,901
Marvell Technology Group, Ltd. *                                    728,590          15,038,098
Maxim Integrated Products, Inc.                                     486,628          15,319,049
Texas Instruments, Inc.                                             243,582           7,197,848
Xilinx, Inc.                                                        486,675          13,042,890
                                                                              -----------------
                                                                                     82,921,226

SOFTWARE - 5.32%
Adobe Systems, Inc. *                                               244,425           9,808,775
Autodesk, Inc. *                                                    186,600           7,684,188
Intuit, Inc. *                                                      144,678           4,554,464
Microsoft Corp.                                                   1,261,860          37,010,354
Oracle Corp. *                                                      813,438          15,479,725
                                                                              -----------------
                                                                                     74,537,506

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.17%
Corning, Inc. *                                                     232,885           5,021,001
Nokia Oyj, SADR                                                     509,072          10,293,436
QUALCOMM, Inc.                                                       53,823           1,969,383
Telefonaktiebolaget LM Ericsson, SADR                               171,600           6,670,092
Telus Corp., Non Voting Shares                                      135,382           6,503,751
                                                                              -----------------
                                                                                     30,457,663

TRAVEL SERVICES - 1.53%
American Express Company                                            364,948          21,429,746
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $1,220,214,341)                                     $   1,388,097,722
                                                                              -----------------

BLUE CHIP GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS - 3.40%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      37,040,015   $      37,040,015
T. Rowe Price Reserve Investment Fund (c)                        10,656,376          10,656,376
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $47,696,391)                                                            $      47,696,391
                                                                              -----------------
REPURCHASE AGREEMENTS - 0.13%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,742,191 on 12/01/2006,
   collateralized by $1,365,000 U.S.
   Treasury Bonds, 7.25% due
   08/15/2022 (valued at $1,781,306,
   including interest) (c)                                $       1,742,000   $       1,742,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,742,000)                                                             $       1,742,000
                                                                              -----------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH FUND)
   (COST $1,269,652,732) - 102.52%                                            $   1,437,536,113
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.52)%                                     (35,291,073)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,402,245,040
                                                                              =================

CAPITAL APPRECIATION FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 96.99%

AEROSPACE - 3.54%
Boeing  Company                                                     119,800   $      10,605,894
United Technologies Corp.                                           116,800           7,537,104
                                                                              -----------------
                                                                                     18,142,998

AGRICULTURE - 0.74%
Monsanto Company                                                     79,400           3,816,758

APPAREL & TEXTILES - 3.46%
Coach, Inc. *                                                       251,756          10,878,377
NIKE, Inc.,  Class B                                                 69,346           6,861,786
                                                                              -----------------
                                                                                     17,740,163

BIOTECHNOLOGY - 3.08%
Amgen, Inc. *                                                        71,025           5,042,775
Genentech, Inc. *                                                   131,131          10,719,959
                                                                              -----------------
                                                                                     15,762,734

BROADCASTING - 1.43%
News Corp.                                                          355,800           7,329,480

CELLULAR COMMUNICATIONS - 2.82%
Motorola, Inc.                                                      351,700           7,797,189
NII Holdings, Inc. *                                                102,800           6,674,804
                                                                              -----------------
                                                                                     14,471,993

COMPUTERS & BUSINESS EQUIPMENT - 7.38%
Apple Computer, Inc. *                                              155,656          14,270,542
Cisco Systems, Inc. *                                               519,430          13,962,278

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Research In Motion, Ltd. *                                           69,000   $       9,579,270
                                                                              -----------------
                                                                                     37,812,090

COSMETICS & TOILETRIES - 1.72%
Procter & Gamble Company                                            140,384           8,814,711

CRUDE PETROLEUM & NATURAL GAS - 1.06%
Occidental Petroleum Corp.                                          107,400           5,406,516

DRUGS & HEALTH CARE - 1.19%
Wyeth                                                               126,200           6,092,936

ELECTRONICS - 0.22%
Agilent Technologies, Inc. *                                         34,700           1,104,848

FINANCIAL SERVICES - 9.13%
Charles Schwab Corp.                                                440,231           8,073,837
Goldman Sachs Group, Inc.                                            39,710           7,735,508
IntercontinentalExchange, Inc. *                                     36,800           3,615,600
Merrill Lynch & Company, Inc.                                        69,682           6,092,297
NYSE Group, Inc. * (a)                                               89,400           8,948,940
UBS AG                                                              204,300          12,302,946
                                                                              -----------------
                                                                                     46,769,128

FOOD & BEVERAGES - 3.91%
PepsiCo, Inc.                                                       221,535          13,728,524
Starbucks Corp. *                                                   178,800           6,309,852
                                                                              -----------------
                                                                                     20,038,376

HEALTHCARE PRODUCTS - 3.66%
Alcon, Inc.                                                          92,019          10,087,123
St. Jude Medical, Inc. *                                            233,174           8,690,395
                                                                              -----------------
                                                                                     18,777,518

HEALTHCARE SERVICES - 3.73%
Caremark Rx, Inc.                                                    88,289           4,176,070
UnitedHealth Group, Inc.                                            122,600           6,017,208
Wellpoint, Inc. *                                                   117,908           8,922,098
                                                                              -----------------
                                                                                     19,115,376

HOLDINGS COMPANIES/CONGLOMERATES - 1.83%
General Electric Company                                            265,288           9,359,361

HOTELS & RESTAURANTS - 1.77%
Chipotle Mexican Grill, Inc., Class A * (a)                          16,800             973,560
Marriott International, Inc., Class A                               179,600           8,108,940
                                                                              -----------------
                                                                                      9,082,500

INSURANCE - 2.82%
American International Group, Inc.                                  205,708          14,465,387

INTERNET SERVICE PROVIDER - 4.11%
Google, Inc., Class A *                                              43,393          21,042,134

LEISURE TIME - 4.67%
Electronic Arts, Inc. *                                             130,908           7,311,212
International Game Technology, Inc.                                  28,700           1,256,486
Walt Disney Company                                                 465,700          15,391,385
                                                                              -----------------
                                                                                     23,959,083

CAPITAL APPRECIATION FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 2.37%
Schlumberger, Ltd.                                                   81,194   $       5,560,165
Suncor Energy, Inc.                                                  83,452           6,594,377
                                                                              -----------------
                                                                                     12,154,542

PHARMACEUTICALS - 9.34%
Abbott Laboratories                                                 173,600           8,100,176
Gilead Sciences, Inc. *                                             220,986          14,567,397
Novartis AG, SADR                                                   175,476          10,249,553
Roche Holdings, Ltd., SADR                                          165,611          14,963,815
                                                                              -----------------
                                                                                     47,880,941

RETAIL GROCERY - 0.97%
Whole Foods Market, Inc. (a)                                        101,934           4,974,379

RETAIL TRADE - 5.20%
Federated Department Stores, Inc. (a)                               181,390           7,634,705
Kohl's Corp. * (a)                                                   44,900           3,125,040
Lowe's Companies, Inc.                                              177,300           5,347,368
Target Corp.                                                        134,993           7,841,743
Williams-Sonoma, Inc. (a)                                            85,400           2,708,888
                                                                              -----------------
                                                                                     26,657,744

SEMICONDUCTORS - 3.29%
Broadcom Corp., Class A *                                           228,750           7,509,863
Marvell Technology Group, Ltd. *                                    452,450           9,338,568
                                                                              -----------------
                                                                                     16,848,431

SOFTWARE - 8.62%
Adobe Systems, Inc. *                                               378,915          15,205,859
Infosys Technologies, Ltd., ADR (a)                                  67,700           3,623,981
Microsoft Corp.                                                     603,741          17,707,724
SAP AG, SADR                                                        146,388           7,644,381
                                                                              -----------------
                                                                                     44,181,945

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.44%
Corning, Inc. *                                                     283,700           6,116,572
QUALCOMM, Inc.                                                      314,800          11,518,532
                                                                              -----------------
                                                                                     17,635,104

TRAVEL SERVICES - 1.49%
American Express Company                                            130,074           7,637,945
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $445,432,810)                                       $     497,075,121
                                                                              -----------------
SHORT TERM INVESTMENTS - 4.33%
State Street Navigator Securities
   Lending Prime Portfolio (c)                                $  22,171,474   $      22,171,474
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,171,474)                                                            $      22,171,474
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 2.21%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $11,348,245 on 12/1/2006,
   collateralized by $11,695,000
   Federal National Mortgage
   Association, 5.75% due
   03/07/2022 (valued at
   $11,578,050, including interest) (c)                   $      11,347,000   $      11,347,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $11,347,000)                                                            $      11,347,000
                                                                              -----------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION FUND)
   (COST $478,951,284) - 103.53%                                              $     530,593,595
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.53)%                                     (18,084,434)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     512,509,161
                                                                              =================

CORE BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 11.40%

U.S. TREASURY BONDS - 5.59%
   4.50% due 02/15/2036 (a)                               $       1,893,000   $       1,874,218
   5.375% due 02/15/2031 (a)                                        876,000             971,128
   6.25% due 08/15/2023 to 05/15/2030 (a)                         6,639,000           7,936,927
   8.875% due 02/15/2019                                            991,000           1,385,465
                                                                              -----------------
                                                                                     12,167,738

U.S. TREASURY NOTES - 5.81%
   4.50% due 11/15/2015 to 02/15/2016 (a)                         1,324,000           1,327,914
   4.625% due 11/15/2016                                          1,869,000           1,893,531
   4.75% due 10/31/2011 (a)                                       3,652,000           3,679,675
   4.875% due 05/31/2008 to 08/15/2009 (a)                        3,680,000           3,692,805
   5.125% due 06/30/2008 to 05/15/2016 (a)                        1,946,000           2,043,386
                                                                              -----------------
                                                                                     12,637,311
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,429,189)                                                            $      24,805,049
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.80%

FEDERAL HOME LOAN BANK - 1.54%
   5.46% due 11/30/2015                                           3,303,211           3,343,951

FEDERAL HOME LOAN MORTGAGE CORP. - 14.28%
   3.57% due 06/15/2029                                             791,059             771,278
   3.90% due 01/15/2023                                           1,039,604           1,013,802
   4.00% due 03/01/2019 to 02/01/2020                               850,604             810,710
   4.00% TBA **                                                     978,000             929,405
   4.50% due 02/01/2019 to 08/01/2035                            11,255,754          10,929,572
   4.992% due 05/01/2035                                            128,046             126,622
   5.00% due 10/01/2020 to 07/01/2021                             2,457,261           2,432,612
   5.00% due 10/01/2020 ***                                       1,480,674           1,466,381
   5.095% due 02/01/2036                                            989,989             982,305
   5.50% due 01/01/2018 to 05/15/2026                             4,188,141           4,215,263
   5.601% due 05/01/2036                                          1,991,990           1,999,060

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
   6.00% TBA **                                           $       5,314,000   $       5,403,354
                                                                              -----------------
                                                                                     31,080,364

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.12%
   4.00% due 09/01/2018 to 12/01/2020                             4,741,410           4,523,320
   4.33% due 11/01/2011                                             191,940             186,269
   4.50% due 01/01/2034 to 02/01/2035                               871,666             830,577
   4.653% due 10/01/2012                                            150,916             149,007
   4.868% due 09/01/2035                                            198,980             196,722
   5.00% due 07/01/2033 to 11/01/2034                             2,222,270           2,190,515
   5.00% TBA **                                                     460,000             449,363
   5.068% due 07/01/2035                                            407,420             404,824
   5.298% due 04/01/2036                                            327,620             327,385
   5.504% due 01/01/2033 to 06/01/2036                           15,233,121          15,215,938
   5.50% TBA **                                                     188,000             187,295
   5.662% due 06/01/2036                                            276,584             279,058
   5.67% due 03/01/2009                                             428,198             432,010
   5.927% due 09/01/2036                                          1,116,474           1,133,234
   6.00% due 07/01/2036                                           1,176,592           1,189,397
   6.00% TBA **                                                     246,000             248,614
   6.44% due 06/01/2036                                             580,897             594,631
                                                                              -----------------
                                                                                     28,538,159

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.86%
   5.50% due 10/20/2034                                           1,001,431           1,001,243
   6.00% TBA **                                                   1,913,000           1,940,201
   6.50% TBA **                                                   7,449,000           7,623,340
                                                                              -----------------
                                                                                     10,564,784
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $72,747,073)                                                            $      73,527,258
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.04%

CANADA - 0.53%
Province of Ontario Canada
   5.00% due 10/18/2011 (a)                                         500,000             504,678
   5.125% due 11/14/2016                                            450,000             457,317
   7.50% due 09/15/2029 (a)                                         150,000             196,424
                                                                              -----------------
                                                                                      1,158,419

CHILE - 0.07%
Republic of Chile
   7.125% due 01/11/2012                                            145,000             157,905

ISRAEL - 0.17%
Government of Israel
   5.50% due 11/09/2016                                             365,000             368,039

MEXICO - 0.27%
Government of Mexico
   5.625% due 01/15/2017 (a)                                        220,000             221,210
   5.875% due 01/15/2014                                            174,000             178,872

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
   6.75% due 09/27/2034 (a)                               $         160,000   $         174,800
                                                                              -----------------
                                                                                        574,882
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,194,622)                                                             $       2,259,245
                                                                              -----------------

CORPORATE BONDS - 20.47%

APPAREL & TEXTILES - 0.21%
Mohawk Industries, Inc.
   5.75% due 01/15/2011                                             450,000             452,909

AUTOMOBILES - 0.25%
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013                                             130,000             135,217
   8.50% due 01/18/2031                                             116,000             141,756
DaimlerChrysler N.A. Holding Corp., Series MTN
   5.75% due 09/08/2011                                             270,000             271,800
                                                                              -----------------
                                                                                        548,773

BANKING - 1.82%
BAC Capital Trust XI
   6.625% due 05/23/2036                                            290,000             321,341
Bank of America Corp.
   4.25% due 10/01/2010 (a)                                         185,000             180,659
   5.375% due 06/15/2014                                            225,000             228,611
Credit Suisse USA, Inc.
   5.85% due 08/16/2016                                             120,000             125,780
HBOS Treasury Services PLC
   5.00% due 11/21/2011                                             800,000             800,040
HSBC Holdings PLC
   6.50% due 05/02/2036                                             240,000             266,111
PNC Funding Corp.
   5.25% due 11/15/2015                                             369,000             368,206
Royal Bank of Scotland Group PLC
   5.00% due 10/01/2014                                             305,000             300,647
Wachovia Corp.
   4.875% due 02/15/2014 (a)                                        305,000             298,403
   5.30% due 10/15/2011                                             575,000             582,616
Washington Mutual Bank FA
   5.65% due 08/15/2014                                             255,000             258,882
Zions Bancorporation
   5.50% due 11/16/2015                                             225,000             225,180
                                                                              -----------------
                                                                                      3,956,476

BUSINESS SERVICES - 0.08%
Xerox Corp.
   6.40% due 03/15/2016                                             165,000             171,648

CABLE AND TELEVISION - 0.58%
Comcast Corp.
   5.65% due 06/15/2035                                              76,000              71,489
   5.90% due 03/15/2016                                             360,000             366,654
News America, Inc.
   6.40% due 12/15/2035                                             230,000             234,913
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                            256,000             317,844

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Viacom, Inc.
   5.75% due 04/30/2011                                   $         260,000   $         262,183
                                                                              -----------------
                                                                                      1,253,083

CELLULAR COMMUNICATIONS - 0.66%
America Movil SA de CV
   6.375% due 03/01/2035                                            144,000             142,199
AT&T Broadband Corp.
   8.375% due 03/15/2013                                            537,000             617,955
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                            245,000             278,487
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                            390,000             389,984
                                                                              -----------------
                                                                                      1,428,625

CRUDE PETROLEUM & NATURAL GAS - 0.36%
Canadian Natural Resources, Ltd.
   6.50% due 02/15/2037                                             150,000             155,234
EnCana Corp.
   6.50% due 08/15/2034                                             126,000             134,603
Ras Laffan Liquefied Natural Gas Company, Ltd. III
   6.332% due 09/30/2027                                            480,000             504,797
                                                                              -----------------
                                                                                        794,634

DOMESTIC OIL - 0.44%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                                             365,000             386,262
   7.50% due 05/01/2031                                              75,000              88,664
ConocoPhillips Company
   5.90% due 10/15/2032                                             150,000             157,789
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                            310,000             331,446
                                                                              -----------------
                                                                                        964,161

DRUGS & HEALTH CARE - 0.20%
Wyeth
   5.50% due 02/15/2016                                             435,000             442,180

ELECTRICAL UTILITIES - 1.71%
Allegheny Energy Supply Company LLC
   8.25% due 04/15/2012                                             195,000             213,037
DPL, Inc.
   6.875% due 09/01/2011                                            545,000             578,601
Duke Capital Corp.
   5.50% due 03/01/2014 (a)                                         150,000             150,385
Exelon Generation Company, LLC
   6.95% due 06/15/2011                                             145,000             154,211
FirstEnergy Corp.
   6.45% due 11/15/2011                                             185,000             194,953
Indiana Michigan Power Company
   6.05% due 03/15/2037                                             200,000             203,024
Kansas Gas & Electric
   5.647% due 03/29/2021                                            354,000             353,639
Nevada Power Company, Series M
   5.95% due 03/15/2016                                             320,000             324,749
Progress Energy, Inc.
   6.85% due 04/15/2012                                             580,000             624,199
PSEG Power LLC
   5.00% due 04/01/2014                                             150,000             145,167

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
PSEG Power LLC (continued)
   7.75% due 04/15/2011                                   $         255,000   $         277,974
Public Service Company of Colorado
   7.875% due 10/01/2012                                            302,000             342,572
TXU Electric Delivery Company
   6.375% due 01/15/2015                                            150,000             156,888
                                                                              -----------------
                                                                                      3,719,399

ENERGY - 0.07%
Enterprise Products Operating LP, Series B
   5.60% due 10/15/2014                                             145,000             144,375

FINANCIAL SERVICES - 6.89%
American Express Travel Related Services
   Company, Inc.
   5.25% due 11/21/2011                                             690,000             696,450
Capital One Bank
   4.875% due 05/15/2008                                            445,000             443,102
Capital One Capital III
   7.686% due 08/15/2036                                            125,000             145,099
Capital One Financial Corp.
   5.50% due 06/01/2015                                             110,000             111,150
   6.15% due 09/01/2016                                             215,000             225,487
   8.75% due 02/01/2007                                             490,000             492,430
Citigroup, Inc.
   3.625% due 02/09/2009                                            770,000             748,604
   5.10% due 09/29/2011                                             290,000             291,587
   5.85% due 08/02/2016 (a)                                         285,000             298,964
Credit Suisse USA, Inc.
   5.50% due 08/16/2011                                             530,000             539,937
General Electric Capital Corp.
   6.75% due 03/15/2032                                             150,000             177,267
General Electric Capital Corp., MTN
   5.375% due 10/20/2016                                            200,000             203,591
General Electric Capital Corp., Series A, MTN
   3.75% due 12/15/2009 (a)                                         471,000             455,570
   6.00% due 06/15/2012                                             623,000             651,952
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                             345,000             353,771
Goldman Sachs Group, Inc.
   5.95% due 01/15/2027                                             290,000             294,015
   6.45% due 05/01/2036                                             145,000             155,637
HSBC Finance Corp.
   4.75% due 04/15/2010                                             987,000             977,273
International Lease Finance Corp., MTN
   5.45% due 03/24/2011                                             445,000             450,210
International Lease Finance Corp., Series MTN
   5.40% due 02/15/2012                                             365,000             369,246
   5.59% due 05/24/2010 (b)                                         225,000             225,815
JP Morgan Chase & Company
   5.125% due 09/15/2014                                            170,000             168,947
   5.60% due 06/01/2011                                             555,000             567,455
JP Morgan Chase Capital XVIII, Series R
   6.95% due 08/17/2036                                             275,000             304,778
Lazard Group, LLC
   7.125% due 05/15/2015                                            330,000             347,381

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.
   5.75% due 01/03/2017                                   $         215,000   $         220,165
Lehman Brothers Holdings, Inc., Series MTN
   5.75% due 05/17/2013                                             460,000             472,667
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                                             355,000             374,304
   6.22% due 09/15/2026                                             175,000             184,773
Merrill Lynch & Company, Inc., Series MTNC
   4.25% due 02/08/2010                                             265,000             258,801
Morgan Stanley
   5.375% due 10/15/2015                                            425,000             427,205
Morgan Stanley, Series MTN
   5.625% due 01/09/2012                                            355,000             363,243
   6.25% due 08/09/2026                                             140,000             149,928
Residential Capital Corp.
   6.125% due 11/21/2008                                            505,000             510,734
   6.50% due 04/17/2013                                             860,000             892,166
   6.7419% due 06/29/2007 (b)                                       230,000             231,120
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                            558,000             551,822
Washington Mutual, Inc.
   4.00% due 01/15/2009                                             167,000             163,434
WEA Finance LLC/WCI Finance LLc
   5.70% due 10/01/2016                                             480,000             486,073
                                                                              -----------------
                                                                                     14,982,153

FOOD & BEVERAGES - 0.40%
Diageo Capital PLC
   5.50% due 09/30/2016                                             385,000             387,463
Kraft Foods, Inc.
   5.25% due 10/01/2013 (a)                                         240,000             240,435
   5.625% due 11/01/2011 (a)                                        233,000             237,934
                                                                              -----------------
                                                                                        865,832

GAS & PIPELINE UTILITIES - 0.49%
Duke Capital LLC
   7.50% due 10/01/2009                                             271,000             286,356
   8.00% due 10/01/2019                                              90,000             106,852
Energy Transfer Partners LP
   5.65% due 08/01/2012                                             225,000             226,822
Plains All American Pipeline LP
   6.125% due 01/15/2017                                            295,000             301,936
   6.65% due 01/15/2037                                             145,000             152,161
                                                                              -----------------
                                                                                      1,074,127

HEALTHCARE PRODUCTS - 0.14%
Bristol-Myers Squibb Company
   5.875% due 11/15/2036                                            295,000             301,131

HEALTHCARE SERVICES - 0.15%
Aetna, Inc.
   6.625% due 06/15/2036                                            105,000             116,115
WellPoint, Inc.
   5.85% due 01/15/2036 (a)                                         220,000             221,213
                                                                              -----------------
                                                                                        337,328

INSURANCE - 0.82%
Ace INA Holdings, Inc.
   6.70% due 05/15/2036                                             180,000             201,357

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
American International Group, Inc.
   4.70% due 10/01/2010                                   $         368,000   $         364,384
   5.60% due 10/18/2016                                             150,000             154,120
Cigna Corp.
   6.15% due 11/15/2036                                             210,000             216,157
GE Global Insurance Holding Corp.
   7.00% due 02/15/2026                                             160,000             182,716
Hartford Financial Services Group, Inc.
   5.50% due 10/15/2016 (a)                                         370,000             376,439
Liberty Mutual Group, Inc.
   7.50% due 08/15/2036                                             255,000             287,956
                                                                              -----------------
                                                                                      1,783,129

INTERNATIONAL OIL - 0.12%
Pemex Project Funding Master Trust
   6.625% due 06/15/2035 (a)                                        120,000             123,000
   7.375% due 12/15/2014 (a)                                        124,000             137,020
                                                                              -----------------
                                                                                        260,020

INVESTMENT COMPANIES - 0.52%
Allied Capital Corp.
   6.625% due 07/15/2011                                            610,000             626,270
Xstrata Finance Canada, Ltd.
   5.50% due 11/16/2011 (a)                                         500,000             503,613
                                                                              -----------------
                                                                                      1,129,883

MANUFACTURING - 0.20%
Tyco International Group SA
   6.375% due 10/15/2011                                            404,000             426,433

METAL & METAL PRODUCTS - 0.11%
CODELCO, Inc.
   6.15% due 10/24/2036 (a)                                         235,000             246,560

MINING - 0.18%
Vale Overseas, Ltd.
   6.25% due 01/23/2017                                              75,000              75,834
   6.875% due 11/21/2036                                            105,000             107,481
   8.25% due 01/17/2034                                             185,000             219,530
                                                                              -----------------
                                                                                        402,845

PAPER - 0.22%
International Paper Company
   5.85% due 10/30/2012                                             460,000             476,836

PHARMACEUTICALS - 0.07%
Teva Pharmaceutical Finance LLC
   6.15% due 02/01/2036                                             145,000             145,948

REAL ESTATE - 1.21%
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                            346,000             346,944
EOP Operating LP
   4.75% due 03/15/2014                                             205,000             203,143
ProLogis, REIT
   5.25% due 11/15/2010                                             110,000             110,128
   5.50% due 04/01/2012                                             300,000             302,829
   5.625% due 11/15/2016                                            220,000             221,774
Simon Property Group LP, REIT
   5.60% due 09/01/2011                                             380,000             386,820

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Ventas Realty LP/Capital Corp., REIT
   6.75% due 04/01/2017                                   $         220,000   $         224,675
Westfield Group
   5.40% due 10/01/2012                                             825,000             829,993
                                                                              -----------------
                                                                                      2,626,306

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.56%
Corning, Inc.
   7.25% due 08/15/2036                                             155,000             171,501
Deutsche Telekom International
Finance BV
   5.75% due 03/23/2016 (a)                                         275,000             275,562
   8.25% due 06/15/2030 (b)                                          75,000              95,102
SBC Communications, Inc.
   5.10% due 09/15/2014                                             495,000             485,628
   6.15% due 09/15/2034 (a)                                         190,000             192,750
                                                                              -----------------
                                                                                      1,220,543

TELEPHONE - 1.77%
AT&T Corp.
   7.30 due 11/15/2011 (b)                                          165,000             180,674
AT&T, Inc.
   6.80% due 05/15/2036 (a)                                         145,000             158,563
BellSouth Corp.
   6.00% due 11/15/2034 (a)                                         245,000             242,663
British Telecommunications PLC
   zero coupon, Step up to 9.125% on
      12/15/2006 due 12/15/2030 (b)                                 124,000             174,924
Sprint Capital Corp.
   6.00% due 01/15/2007                                             604,000             604,026
   6.125% due 11/15/2008                                            336,000             341,348
   8.375% due 03/15/2012                                            350,000             394,297
Sprint Nextel Corp.
   6.00% due 12/01/2016                                             150,000             149,999
Telecom Italia Capital SA
   6.00% due 09/30/2034                                             175,000             163,557
Telefonica Emisones SAU
   5.984% due 06/20/2011                                            740,000             759,843
Telefonos de Mexico SA de CV
   4.75% due 01/27/2010                                             155,000             153,163
Verizon Communications, Inc.
   5.35% due 02/15/2011                                             235,000             237,343
   5.55% due 02/15/2016                                             295,000             297,722
                                                                              -----------------
                                                                                      3,858,122

TRANSPORTATION - 0.24%
Canadian National Railway Company
   6.20% due 06/01/2036                                             225,000             247,116
Norfolk Southern Corp.
   7.05% due 05/01/2037                                             228,000             273,679
                                                                              -----------------
                                                                                        520,795
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $43,618,513)                                      $      44,534,254
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.36%
Federal National Mortgage Association,
   Series 1993-39, Class ZQ
   6.50% due 12/25/2023                                   $         245,286   $         253,989
Federal National Mortgage Association,
   Series 1993-41, Class Z
   7.00% due 12/25/2023                                             323,208             339,232
Federal National Mortgage Association,
   Series 2001-T11, Class B
   5.503% due 09/25/2011                                            200,000             206,254
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2, Class B
   6.309% due 06/11/2035                                            143,000             150,728
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                            168,000             164,686
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A4
   4.76% due 11/10/2039                                             178,000             174,531
Banc of America Commercial Mortgage, Inc.,
   Series 2006-3, Class A4
   5.889% due 07/10/2044                                            555,000             585,660
Banc of America Commercial Mortgage, Inc.,
   Series 2006-6, Class AM
   5.39% due 10/10/2045                                             743,000             755,249
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class C
   4.937% due 05/14/2016                                            739,000             738,721
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-T18, Class A4
   4.933% due 02/13/2042 (b)                                        316,000             312,333
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-PW11, Class A4
   5.458% due 03/11/2039 (b)                                        380,000             391,753
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-T24, Class A2
   5.478% due 10/12/2041 (b)                                        716,000             729,438
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-T24, Class A4
   5.537% due 10/12/2041 (b)                                        215,000             221,596
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T10, Class A2
   4.74% due 03/13/2040                                             114,000             112,108
Citigroup Commercial Mortgage Trust,
   Series 2006-C5, Class A4
   5.431% due 10/15/2049                                            760,000             776,071
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2006-CD3, Class AAB
   5.608% due 10/15/2048                                            245,000             251,882
Commercial Mortgage Pass Through Certificates,
   Series 1999-1, Class E
   7.0924% due 05/15/2032 (b)                                       443,000             458,244
Commercial Mortgage Pass Through Certificates,
   Series 2000-C1, Class C
   7.706% due 08/15/2033                                             74,000              80,163
Commercial Mortgage Pass Through Certificates,
   Series 2004-LB3A, Class B
   5.28% due 07/10/2037 (b)                                         175,000             177,506

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                  $         626,000   $         656,398
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKP1, Class A3
   6.439% due 12/15/2035                                            282,000             299,064
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKS4, Class A2
   5.183% due 11/15/2036                                            431,000             433,485
CS First Boston Mortgage Securities Corp.,
   Series 2002-CP3, Class A3
   5.603% due 07/15/2035                                            383,000             393,384
CS First Boston Mortgage Securities Corp.,
   Series 2003-C4, Class A4
   5.137% due 08/15/2036 (b)                                        238,000             238,866
CS First Boston Mortgage Securities Corp.,
   Series 2004-C5, Class A4
   4.829% due 11/15/2037                                            288,000             282,645
Federal Home Loan Mortgage Corp.,
   Series 1994-1663, Class ZB
   6.75% due 01/15/2024                                             230,854             237,979
Federal Home Loan Mortgage Corp.,
   Series 2003-2579, Class DA
   4.00% due 03/15/2023                                             868,865             824,084
Federal Home Loan Mortgage Corp.,
   Series 2003-2623, Class AJ
   4.50% due 07/15/2016                                             330,000             322,124
Federal Home Loan Mortgage Corp.,
   Series 2003-2631, Class MT
   3.50% due 01/15/2022                                             610,209             602,665
Federal Home Loan Mortgage Corp.,
   Series 2004-2736, Class DB
   3.30% due 11/15/2026                                             726,934             704,602
Federal Home Loan Mortgage Corp.,
   Series 2004-2825, Class QN
   5.50% due 09/15/2032                                           1,424,000           1,417,991
Federal Home Loan Mortgage Corp.,
   Series 2004-2841, Class BD
   4.00% due 04/15/2018                                              64,526              62,751
Federal Home Loan Mortgage Corp.,
   Series 2005-2975, Class EA
   5.00% due 05/15/2018                                             278,028             276,818
Federal Home Loan Mortgage Corp.,
   Series 2005-3017, Class TA
   4.50% due 08/15/2035                                             460,000             449,791
Federal Home Loan Mortgage Corp.,
   Series 2005-3020, Class MA
   5.50% due 04/15/2027                                             630,122             634,644
Federal Home Loan Mortgage Corp.,
   Series 2005-3026, Class GJ
   4.50% due 02/15/2029                                             342,194             337,667
Federal Home Loan Mortgage Corp.,
   Series 2006-3135, Class JA
   6.00% due 09/15/2027                                             797,491             808,845
Federal Home Loan Mortgage Corp.,
   Series 2006-3151, Class LA
   6.00% due 11/15/2027                                             831,942             842,802

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2006-3159, Class PA
   6.00% due 05/15/2027                                   $       1,283,349   $       1,299,976
Federal Home Loan Mortgage Corp.,
   Series 2006-3164, Class NA
   6.00% due 02/15/2027                                           1,736,394           1,760,053
Federal Home Loan Mortgage Corp.,
   Series 2006-3167, Class QA
   6.00% due 10/15/2026                                           2,388,000           2,422,216
Federal Home Loan Mortgage Corp.,
   Series 2006-3172, Class PA
   6.00% due 04/15/2027                                           1,026,913           1,042,200
Federal Home Loan Mortgage Corp.,
   Series 2006-3174, Class CA
   5.50% due 02/15/2026                                             502,558             505,485
Federal Home Loan Mortgage Corp.,
   Series 2006-3174, Class PX
   5.00% due 06/15/2017                                             333,125             330,846
Federal Home Loan Mortgage Corp.,
   Series 2006-3176, Class HA
   6.00% due 02/15/2028                                             868,765             881,191
Federal Home Loan Mortgage Corp.,
   Series 2006-3178, Class MA
   6.00% due 10/15/2026                                             461,824             468,178
Federal Home Loan Mortgage Corp.,
   Series 2006-3184, Class LA
   6.00% due 03/15/2028                                           1,406,695           1,427,995
Federal Home Loan Mortgage Corp.,
   Series 2006-3192, Class GA
   6.00% due 03/15/2027                                             681,189             690,919
Federal Home Loan Mortgage Corp.,
   Series 2006-3192, Class GB
   6.00% due 01/15/2031                                           1,156,000           1,179,717
Federal Home Loan Mortgage Corp.,
   Series 2006-3203, Class VA
   5.00% due 08/15/2017                                             359,704             356,873
Federal Home Loan Mortgage Corp.,
   Series 2006-3203, Class VC
   5.00% due 08/15/2017                                             550,367             540,873
Federal Home Loan Mortgage Corp.,
   Series 2006-3215, Class QA
   6.00% due 06/15/2027                                             649,255             658,957
Federal Home Loan Mortgage Corp.,
   Series 2006-3221, Class VA
   5.00% due 09/15/2017                                             423,099             415,756
Federal National Mortgage Association,
   Series 2002-T11, Class A
   4.768% due 04/25/2012                                             48,623              48,535
Federal National Mortgage Association,
   Series 2003-15, Class CH
   4.00% due 02/25/2017                                             249,795             243,370
Federal National Mortgage Association,
   Series 2003-16, Class PN
   4.50% due 10/25/2015                                             285,000             280,683
Federal National Mortgage Association,
   Series 2003-33, Class CH
   4.00% due 07/25/2017                                             356,019             345,586

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2003-34, Class QJ
   4.50% due 01/25/2016                                   $         303,705   $         299,491
Federal National Mortgage Association,
   Series 2003-76, Class DE
   4.00% due 09/25/2031                                           1,423,346           1,354,272
Federal National Mortgage Association,
   Series 2003-84, Class GD
   4.50% due 03/25/2017                                             418,000             407,573
Federal National Mortgage Association,
   Series 2003-T1, Class A
   3.807% due 11/25/2012                                            148,364             143,655
Federal National Mortgage Association,
   Series 2005-30, Class GE
   5.50% due 01/25/2034                                             616,000             614,402
Federal National Mortgage Association,
   Series 2005-38, Class CD
   5.00% due 06/25/2019                                             379,654             377,779
Federal National Mortgage Association,
   Series 2005-45, Class BA
   4.50% due 11/25/2014                                           1,099,494           1,090,197
Federal National Mortgage Association,
   Series 2005-63, Class PA
   5.50% due 10/25/2024                                             663,946             665,218
Federal National Mortgage Association,
   Series 2005-63, Class HA
   5.00% due 04/25/2023                                             552,216             547,412
Federal National Mortgage Association,
   Series 2005-69, Class JM
   4.50% due 08/25/2025                                             610,000             573,715
Federal National Mortgage Association,
   Series 2005-77, Class BX
   4.50% due 07/25/2028                                             190,561             188,454
Federal National Mortgage Association,
   Series 2006-18, Class PA
   5.50% due 01/25/2026                                             472,000             474,833
Federal National Mortgage Association,
   Series 2006-29, Class PA
   5.50% due 08/25/2026                                           1,313,167           1,320,273
Federal National Mortgage Association,
   Series 2006-31, Class PA
   5.50% due 11/25/2026                                             465,000             467,778
Federal National Mortgage Association,
   Series 2006-34, Class PA
   6.00% due 05/25/2027                                             920,844             930,488
Federal National Mortgage Association,
   Series 2006-41, Class MA
   5.50% due 04/25/2024                                             415,000             416,888
Federal National Mortgage Association,
   Series 2006-52, Class PM
   5.50% due 06/25/2036                                           1,623,604           1,634,660
Federal National Mortgage Association,
   Series 2006-53, Class BW
   6.00% due 09/25/2030                                             343,000             349,522
Federal National Mortgage Association,
   Series 2006-53, Class PA
   5.50% due 12/25/2026                                             144,000             144,876

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2006-55, Class PA
   6.00% due 05/25/2026                                   $         370,672   $         374,423
Federal National Mortgage Association,
   Series 2006-80, Class PD
   6.00% due 07/25/2030                                             321,000             327,290
Federal National Mortgage Association,
   Series 2006-80, Class PB
   6.00% due 10/25/2027                                             980,637             994,247
First Union National Bank Commercial Mortgage,
   Series 2001-C4, Class B
   6.417% due 12/12/2033                                            188,000             199,216
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                            586,000             595,044
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A2
   4.996% due 12/10/2037                                            442,000             442,256
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A4
   5.145% due 07/10/2037                                            835,000             839,399
GE Capital Commercial Mortgage Corp.,
   Series 2004-C3, Class A4
   5.189% due 07/10/2039 (b)                                        179,000             180,153
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C3, Class A2
   4.93% due 07/10/2039                                             127,000             126,473
GMAC Commercial Mortgage Securities, Inc.,
   Series 2003-C2, Class B
   5.2999% due 05/10/2040 (b)                                       308,000             315,758
GMAC Commercial Mortgage Securities, Inc.,
   Series 2003-C3, Class A4
   5.023% due 04/10/2040                                          1,041,000           1,038,155
GMAC Commercial Mortgage Securities, Inc.,
   Series 2004-C1, Class A1
   3.118% due 03/10/2038                                            242,940             237,064
Government National Mortgage Association,
   Series 2006-3, Class A
   4.212% due 01/16/2028                                            120,455             118,211
Government National Mortgage Association,
   Series 2006-32, Class A
   5.079% due 01/16/2030                                            324,569             324,934
Government National Mortgage Association,
   Series 2006-8, Class A
   3.942% due 08/16/2025                                            183,747             179,808
GS Mortgage Securities Corp. II,
   Series 1998-C1, Class B
   6.97% due 10/18/2030                                             109,000             112,023
GS Mortgage Securities Corp. II,
   Series 1998-GLII, Class A2
   6.562% due 04/13/2031                                            728,000             738,005
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2002-CIB5, Class A2
   5.161% due 10/12/2037                                            149,000             149,736
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2006-CB17, Class A4
   5.429% due 12/12/2043                                            668,000             682,556

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C2, Class A2
   5.05% due 12/12/2034                                   $         711,000   $         710,683
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2003-CB7, Class A4
   4.879% due 01/12/2038 (b)                                        270,000             266,970
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2003-ML1A, Class A2
   4.767% due 03/12/2039                                            525,000             516,948
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2004-C3, Class A1
   3.765% due 01/15/2042                                            900,055             881,734
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2005-CB11, Class A4
   5.335% due 08/12/2037 (b)                                        868,000             879,786
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A1
   7.105% due 10/15/2032                                             17,814              17,863
LB-UBS Commercial Mortgage Trust,
   Series 2003-C7, Class A4
   4.931% due 09/15/2035 (b)                                        869,000             863,224
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4
   5.124% due 11/15/2032 (b)                                        214,000             214,987
LB-UBS Commercial Mortgage Trust,
   Series 2006-C7, Class A3
   5.347% due 11/15/2038                                            891,000             895,419
LB-UBS Commercial Mortgage Trust,
   Series 2006-C7, Class D
   5.496% due 11/15/2038 (b)                                         77,000              77,379
Merrill Lynch Mortgage Trust,
   Series 2002-MW1, Class A4
   5.619% due 07/12/2034                                            568,000             583,441
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                                        459,000             451,180
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
   5.01% due 04/15/2038                                             503,000             501,535
Morgan Stanley Capital I, Series 2003-IQ6, Class A4
   4.97% due 12/15/2041                                             278,000             275,786
Morgan Stanley Capital I, Series 2003-T11, Class A4
   5.15% due 06/13/2041                                             590,000             593,241
Morgan Stanley Capital I,
   Series 2004-HQ4, Class A2
   3.92% due 04/14/2040                                             193,079             190,069
Morgan Stanley Capital I,
   Series 2005-HQ5, Class AAB
   5.037% due 01/14/2042                                            176,000             175,718
Morgan Stanley Capital I,
   Series 2006-HQ10, Class A2
   5.283% due 11/12/2041                                            369,000             372,716
Morgan Stanley Dean Witter Capital I,
   Series 2002-IQ3, Class A4
   5.08% due 09/15/2037                                             682,000             682,439
Vendee Mortgage Trust, Series 1994-1, Class 2ZB
   6.50% due 02/15/2024                                             823,299             856,616

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.287% due 04/15/2034                                  $         347,000   $         366,797
Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C2, Class A4
   4.98% due 11/15/2034                                             278,000             277,195
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                                            588,000             586,188
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A4
   5.125% due 08/15/2035                                            317,000             317,877
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                                            186,000             182,553
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C9, Class A4
   5.012% due 12/15/2035                                            808,000             804,447
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C9, Class B
   5.109% due 12/15/2035                                             79,000              78,723
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A4
   4.748% due 02/15/2041                                            566,000             554,099
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class B
   5.306% due 01/15/2041                                            210,000             211,687
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C15, Class A4
   4.803% due 10/15/2041                                            373,000             365,184
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C22, Class A4
   5.226% due 12/15/2044 (b)                                        357,000             362,000
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C28, Class A4
   5.572% due 10/15/2048 (b)                                        351,000             362,969
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $65,357,509)                                                            $      66,059,848
                                                                              -----------------

ASSET BACKED SECURITIES - 5.41%
AmeriCredit Automobile Receivables Trust,
   Series 2003-DM, Class A4
   2.84% due 08/06/2010                                             331,472             327,701
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A3
   2.00% due 11/15/2007                                              30,406              30,326
Capital Auto Receivables Asset Trust,
   Series 2006-1, Class A3
   5.03% due 10/15/2009                                             265,000             264,503
Capital One Multi-Asset Execution Trust,
   Series 2003-C4, Class C4
   6.00% due 08/15/2013                                             364,000             375,195
Capital One Prime Auto Receivables Trust,
   Series 2006-1, Class A3
   5.04% due 09/15/2010                                             342,000             341,985
Carmax Auto Owner Trust, Series 2006-2, Class A3
   5.15% due 02/15/2011                                             576,000             577,890

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Chase Issuance Trust, Series 2004-A9, Class A9
   3.22% due 06/15/2010                                   $         435,000   $         428,007
Citibank Credit Card Issuance Trust,
   Series 2000-A3, Class A3
   6.875% due 11/16/2009                                            184,000             186,951
Citibank Credit Card Issuance Trust,
   Series 2004-A4, Class A4
   3.20% due 08/24/2009                                             510,000             502,687
Citicorp Residential Mortgage Securities Inc.,
   Series 2006-1, Class A2
   5.682% due 07/25/2036                                            282,000             283,399
Countrywide Asset-Backed Certificates,
   Series 2005-16, Class 2AF2
   5.382% due 02/25/2030 (b)                                        344,000             343,730
Countrywide Asset-Backed Certificates,
   Series 2005-BC4, Class 2A1
   5.44% due 08/25/2035 (b)                                          51,121              51,129
Countrywide Asset-Backed Certificates,
   Series 2006-S1, Class A2
   5.549% due 08/25/2021                                            544,000             542,895
Daimler Chrysler Auto Trust, Series
   2006-D, Class A4
   4.94% due 02/08/2012                                             300,000             299,914
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A3
   3.48% due 11/15/2008                                             354,605             352,237
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A3
   4.17% due 01/15/2009                                             255,765             254,422
Franklin Auto Trust, Series 2005-1, Class A2
   4.84% due 09/22/2008                                              34,149              34,127
Great America Leasing Receivables,
   Series 2006-1, Class A3
   5.34% due 01/15/2010                                             289,000             290,084
Honda Auto Receivables Owner Trust,
   Series 2004-2, Class A3
   3.30% due 06/16/2008                                             316,501             314,635
Household Credit Card Master Note Trust I,
   Series 2006-1, Class A
   5.10% due 06/15/2012                                             347,000             349,819
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4
   4.18% due 02/15/2012                                             275,000             269,947
M.A.S.Transactions Asset Backed Securities Trust,
   Series 2004-OPT2, Class A2
   5.67% due 09/25/2034 (b)                                          26,408              26,442
M.A.S.Transactions Asset Backed Securities Trust,
   Series 2005-AB1, Class A1B
   5.143% due 11/25/2035 (b)                                        148,080             147,154
MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                                             285,000             288,933
Merrill Lynch Mortgage Investors Inc.,
   Series 2005-SD1, Class A1
   5.50% due 05/25/2046 (b)                                          51,822              51,827
Nissan Auto Lease Trust, Series 2005-A, Class A2
   4.61% due 01/15/2008                                              44,365              44,330

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Nissan Auto Lease Trust, Series 2006-A, Class A3
   5.11% due 03/15/2010                                   $         542,000   $         541,966
Nissan Auto Receivables Owner Trust,
   Series 2006-B, Class A3
   5.16% due 02/15/2010                                             152,000             152,071
Northstar Education Finance, Inc.,
   Series 2005-1, Class A5
   3.98% due 10/28/2045                                             207,000             205,290
Ownit Mortgage Loan Asset-Backed Certificates,
   Series 2006-1, Class AF1
   5.424% due 12/25/2036                                            142,280             141,613
Public Service New Hampshire Funding LLC,
   Series 2001-1, Class A3
   6.48% due 05/01/2015                                             244,000             260,115
Triad Auto Receivables Owner Trust,
   Series 2003-B, Class A4
   3.20% due 12/13/2010                                             108,389             106,620
Triad Auto Receivables Owner Trust,
   Series 2006-C, Class A3
   5.26% due 11/14/2011                                             249,000             249,623
Triad Auto Receivables Owner Trust,
   Series 2006-B, Class A4
   5.52% due 11/12/2012                                             142,000             144,253
USAA Auto Owner Trust, Series 2004-3, Class A3
   3.16% due 02/17/2009                                             109,044             108,209
USAA Auto Owner Trust, Series 2005-1, Class A3
   3.90% due 07/15/2009                                              66,133              65,632
USAA Auto Owner Trust, Series 2005-3, Class A2
   4.52% due 06/16/2008                                              91,546              91,388
USAA Auto Owner Trust, Series 2006-3, Class A4
   5.36% due 06/15/2012                                             238,000             241,124
Volkswagen Auto Lease Trust,
   Series 2006-A, Class A2
   5.55% due 11/20/2008                                             295,000             295,646
Wachovia Auto Loan Owner Trust,
   Series 2006-1, Class A3
   5.10% due 07/20/2011                                             317,000             317,496
Wachovia Auto Loan Owner Trust,
   Series 2006-2A, Class A3
   5.23% due 08/22/2011                                             624,000             627,961
Wachovia Auto Owner Trust,
   Series 2004-A, Class A4
   3.66% due 07/20/2010                                             562,000             555,822
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009                                             195,693             195,326
WFS Financial Owner Trust,
   Series 2003-1, Class A4
   2.74% due 09/20/2010                                              35,573              35,523
WFS Financial Owner Trust,
   Series 2003-3, Class A4
   3.25% due 05/20/2011                                             161,256             159,413
WFS Financial Owner Trust,
   Series 2003-4, Class A4
   3.15% due 05/20/2011                                              60,892              60,161

CORE BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
WFS Financial Owner Trust,
   Series 2004-1, Class A4
   2.81% due 08/22/2011                                   $         119,758   $         117,712
WFS Financial Owner Trust,
   Series 2005-3, Class A3A
   4.25% due 06/17/2010                                             108,506             107,848
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $11,731,139)                                                            $      11,761,081
                                                                              -----------------

SHORT TERM INVESTMENTS - 11.72%
Rabobank USA Finance Corp.
   5.30% due 12/01/2006                                   $       3,192,000   $       3,192,000
Societe Generale North America, Inc.
   5.30% due 12/01/2006                                           3,059,000           3,059,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           19,238,921          19,238,921
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,489,921)                                                            $      25,489,921
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with
   State Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,883,207 on 12/01/2006,
   collateralized by $1,845,000
   Federal Home Loan Bank, 5.375%
   due 05/15/2019 (valued at
   $1,923,413, including interest) (c)***                 $       1,883,000   $       1,883,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,883,000)                                                             $       1,883,000
                                                                              -----------------
TOTAL INVESTMENTS (CORE BOND FUND)
(COST $247,450,966) - 115.06%                                                 $     250,319,656
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.06)%                                    (32,754,558)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     217,565,098
                                                                              =================

CORE EQUITY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.13%

ADVERTISING - 1.16%
WPP Group PLC                                                       582,600   $       7,743,587

APPAREL & TEXTILES - 1.47%
NIKE, Inc., Class B                                                  98,900           9,786,155

AUTOMOBILES - 0.07%
General Motors Corp.                                                 16,000             467,680

BUILDING MATERIALS & CONSTRUCTION - 0.53%
Masco Corp.                                                         122,914           3,526,403

CABLE AND TELEVISION - 5.30%
DIRECTV Group, Inc. *                                               884,202          20,115,595
Time Warner, Inc.                                                   759,100          15,288,274
                                                                              -----------------
                                                                                     35,403,869

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 7.78%
Cisco Systems, Inc. *                                               381,500   $      10,254,720
Dell, Inc. *                                                        439,500          11,971,980
Hewlett-Packard Company                                             268,800          10,606,848
International Business Machines Corp.                                95,200           8,750,784
Seagate Technology                                                  401,426          10,340,734
                                                                              -----------------
                                                                                     51,925,066

ELECTRICAL UTILITIES - 5.35%
The AES Corp. *                                                   1,527,100          35,688,327

FINANCIAL SERVICES - 11.43%
Capital One Financial Corp.                                         140,200          10,918,776
Citigroup, Inc.                                                     332,800          16,503,552
Countrywide Financial Corp.                                         538,000          21,369,360
JP Morgan Chase & Company                                           594,600          27,518,088
                                                                              -----------------
                                                                                     76,309,776

HEALTHCARE SERVICES - 6.35%
Health Net, Inc. *                                                  315,144          14,540,744
UnitedHealth Group, Inc.                                            568,000          27,877,440
                                                                              -----------------
                                                                                     42,418,184

HOLDINGS COMPANIES/CONGLOMERATES - 1.36%
General Electric Company                                            256,800           9,059,904

HOMEBUILDERS - 4.35%
Beazer Homes USA, Inc.                                               66,808           3,050,453
Centex Corp.                                                        195,110          10,797,388
Pulte Homes, Inc.                                                   336,800          11,363,632
Ryland Group, Inc.                                                   72,408           3,819,522
                                                                              -----------------
                                                                                     29,030,995

INSURANCE - 5.50%
Aetna, Inc.                                                         519,200          21,448,152
American International Group, Inc.                                  214,400          15,076,608
St. Paul Travelers Companies, Inc.                                    4,275             221,488
                                                                              -----------------
                                                                                     36,746,248

INTERNET RETAIL - 11.90%
Amazon.com, Inc. *                                                  744,800          30,045,232
eBay, Inc. *                                                        577,400          18,678,890
Expedia, Inc. *                                                     607,300          11,034,641
IAC/InterActiveCorp. *                                              539,100          19,671,759
                                                                              -----------------
                                                                                     79,430,522

INTERNET SERVICE PROVIDER - 7.61%
Google, Inc., Class A *                                              63,500          30,792,420
Yahoo!, Inc. *                                                      741,900          20,023,881
                                                                              -----------------
                                                                                     50,816,301

INTERNET SOFTWARE - 0.27%
Symantec Corp. *                                                     86,000           1,823,200

LEISURE TIME - 1.72%
Electronic Arts, Inc. *                                             205,700          11,488,345

MANUFACTURING - 5.10%
Tyco International, Ltd.                                          1,124,300          34,055,047

PHARMACEUTICALS - 1.69%
Pfizer, Inc.                                                        410,085          11,273,237

CORE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHOTOGRAPHY - 2.75%
Eastman Kodak Company                                               705,948   $      18,368,767

RETAIL TRADE - 6.14%
Home Depot, Inc.                                                    379,900          14,424,803
Sears Holdings Corp. *                                              155,200          26,604,384
                                                                              -----------------
                                                                                     41,029,187

SANITARY SERVICES - 0.44%
Waste Management, Inc.                                               80,050           2,930,630

SOFTWARE - 0.99%
CA, Inc.                                                            303,900           6,594,630

TELEPHONE - 8.87%
Qwest Communications International, Inc. *                        3,266,400          25,118,616
Sprint Nextel Corp.                                               1,748,600          34,115,186
                                                                              -----------------
                                                                                     59,233,802
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $582,145,771)                                       $     655,149,862
                                                                              -----------------
REPURCHASE AGREEMENTS - 0.82%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $5,473,601 on 12/01/2006,
   collateralized by $5,355,000
   Federal Home Loan Bank, 5.375%
   due 05/15/2019 (valued at
   $5,582,588, including interest) (c)                    $       5,473,000   $       5,473,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,473,000)                                                             $       5,473,000
                                                                              -----------------
TOTAL INVESTMENTS (CORE EQUITY FUND)
   (COST $587,618,771) - 98.95%                                               $     660,622,862
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.05%                                         6,995,174
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     667,618,036
                                                                              =================

EMERGING GROWTH FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 96.65%

ADVERTISING - 1.54%
Aquantive, Inc. *                                                   117,550   $       2,809,445

AEROSPACE - 1.23%
ARGON ST, Inc. * (a)                                                 99,550           2,256,798

AUTOMOBILES - 1.40%
Force Protection, Inc. *                                            223,600           2,557,984

BANKING - 4.36%
Boston Private Financial Holdings, Inc.                              76,150           2,067,472
IBERIABANK Corp.                                                     33,650           1,919,060
UCBH Holdings, Inc.                                                  70,250           1,184,415
Umpqua Holdings Corp. (a)                                            93,440           2,805,069
                                                                              -----------------
                                                                                      7,976,016

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 2.12%
Exelixis, Inc. *                                                    108,600   $         936,132
Martek Biosciences Corp. * (a)                                      119,950           2,938,775
                                                                              -----------------
                                                                                      3,874,907

BUILDINGS - 0.59%
Modtech Holdings, Inc. * (a)                                        220,850           1,082,165

BUSINESS SERVICES - 6.43%
Access Integrated Technologies, Inc. * (a)                          153,950           1,377,852
Barrett Business Services, Inc.                                     100,800           2,419,200
Euronet Worldwide, Inc. * (a)                                       161,150           5,335,677
FTI Consulting, Inc. *                                               98,250           2,640,960
                                                                              -----------------
                                                                                     11,773,689

CHEMICALS - 0.56%
American Vanguard Corp. (a)                                          57,800           1,029,996

COMMERCIAL SERVICES - 2.63%
Color Kinetics, Inc. * (a)                                          133,700           2,635,227
Stantec, Inc. *                                                     105,200           2,169,224
                                                                              -----------------
                                                                                      4,804,451

COMPUTERS & BUSINESS EQUIPMENT - 4.95%
Lasercard Corp. * (a)                                               189,700           2,310,546
Stratasys, Inc. * (a)                                                79,750           2,400,475
Trident Microsystems, Inc. *                                        207,500           4,353,350
                                                                              -----------------
                                                                                      9,064,371

CORRECTIONAL FACILITIES - 0.96%
Corrections Corp. of America *                                       38,725           1,760,051

DRUGS & HEALTH CARE - 1.94%
Healthextras, Inc. *                                                 80,650           1,724,297
Matrixx Initiatives, Inc. * (a)                                      93,750           1,833,750
                                                                              -----------------
                                                                                      3,558,047

ELECTRONICS - 4.90%
Measurement Specialties, Inc. *                                      98,950           2,392,611
Medis Technologies, Ltd. * (a)                                      164,950           3,331,990
Supertex, Inc. * (a)                                                 69,000           3,237,480
                                                                              -----------------
                                                                                      8,962,081

ENERGY - 4.10%
Evergreen Energy, Inc. * (a)                                        179,200           1,576,960
Headwaters, Inc. * (a)                                              102,050           2,441,036
InterOil Corp. * (a)                                                116,650           3,487,835
                                                                              -----------------
                                                                                      7,505,831

FINANCIAL SERVICES - 1.24%
Waddell & Reed Financial, Inc., Class A                              91,200           2,273,616

FOOD & BEVERAGES - 0.96%
Buffalo Wild Wings, Inc. * (a)                                       32,950           1,759,201

HEALTHCARE PRODUCTS - 12.73%
Adeza Biomedical Corp. *                                            169,905           2,599,546
Caliper Life Sciences, Inc. *                                       174,250             981,028
Cyberonics, Inc. * (a)                                               74,500           1,817,800
Intralase Corp. * (a)                                               180,000           3,780,000
Kyphon, Inc. *                                                       72,600           2,451,702
Nuvasive, Inc. * (a)                                                121,600           2,796,800

EMERGING GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
ResMed, Inc. *                                                       70,500   $       3,525,000
Somanetics Corp. * (a)                                              114,200           2,214,338
SonoSite, Inc. * (a)                                                 98,100           3,134,295
                                                                              -----------------
                                                                                     23,300,509

HOTELS & RESTAURANTS - 2.49%
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                              104,450           2,619,606
Texas Roadhouse, Inc., Class A * (a)                                141,450           1,943,523
                                                                              -----------------
                                                                                      4,563,129

HOUSEHOLD PRODUCTS - 2.19%
iRobot Corp. * (a)                                                  130,500           2,428,605
Select Comfort Corp. * (a)                                           90,825           1,572,181
                                                                              -----------------
                                                                                      4,000,786

INDUSTRIAL MACHINERY - 0.80%
Quixote Corp.                                                        76,100           1,464,164

INSURANCE - 3.42%
Infinity Property & Casualty Corp.                                   75,050           3,388,508
ProAssurance Corp. *                                                 29,500           1,511,285
United Fire & Casualty Company                                       38,500           1,359,050
                                                                              -----------------
                                                                                      6,258,843

INTERNATIONAL OIL - 0.66%
ATP Oil & Gas Corp. *                                                26,800           1,212,700

LEISURE TIME - 3.89%
Bally Technologies, Inc. * (a)                                      120,050           2,358,982
Imax Corp. * (a)                                                    352,050           1,189,929
Pinnacle Entertainment, Inc. *                                       56,600           1,840,066
Progressive Gaming International Corp. * (a)                        216,050           1,728,400
                                                                              -----------------
                                                                                      7,117,377

MANUFACTURING - 1.63%
Radyne Corp. *                                                       67,150             672,172
Raven Industries, Inc. (a)                                           82,700           2,308,157
                                                                              -----------------
                                                                                      2,980,329

MEDICAL-HOSPITALS - 2.37%
Electro-Optical Sciences, Inc. *                                     35,972             279,143
EV3, Inc. * (a)                                                      97,000           1,609,230
Neurometrix, Inc. * (a)                                              61,500           1,122,375
Northstar Neuroscience, Inc. *                                       76,100             918,527
Vital Images, Inc. *                                                 12,800             413,056
                                                                              -----------------
                                                                                      4,342,331

OFFICE FURNISHINGS & SUPPLIES - 0.94%
Global Imaging Systems, Inc. *                                       80,950           1,725,045

PETROLEUM SERVICES - 1.93%
Superior Energy Services, Inc. *                                     54,200           1,765,294
TETRA Technologies, Inc. *                                           68,150           1,760,996
                                                                              -----------------
                                                                                      3,526,290

PHARMACEUTICALS - 2.65%
Atherogenics, Inc. * (a)                                             91,700           1,131,578
Medicis Pharmaceutical Corp., Class A (a)                           100,764           3,716,176
                                                                              -----------------
                                                                                      4,847,754

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 2.38%
A.C. Moore Arts & Crafts, Inc. * (a)                                118,350   $       2,522,038
Hibbett Sporting Goods, Inc. *                                       58,300           1,837,616
                                                                              -----------------
                                                                                      4,359,654

SEMICONDUCTORS - 4.80%
Actel Corp. *                                                       139,100           2,595,606
FormFactor, Inc. *                                                  101,900           3,806,984
Mattson Technology, Inc. *                                          249,950           2,377,024
                                                                              -----------------
                                                                                      8,779,614

SOFTWARE - 8.31%
Allscripts Healthcare Solution, Inc. * (a)                          100,900           2,817,128
Concur Technologies, Inc. * (a)                                     182,650           2,801,851
Faro Technologies, Inc. * (a)                                       124,800           2,768,064
Opsware, Inc. * (a)                                                 463,100           4,056,756
Progress Software Corp. *                                           101,774           2,759,093
                                                                              -----------------
                                                                                     15,202,892

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.70%
Comtech Telecommunications Corp. *                                   87,650           3,113,328

TRUCKING & FREIGHT - 3.85%
Celadon Group, Inc. *                                               142,425           2,637,711
ID Systems, Inc. * (a)                                              115,300           2,504,316
Oshkosh Truck Corp.                                                  39,700           1,905,997
                                                                              -----------------
                                                                                      7,048,024
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $176,190,533)                                       $     176,891,418
                                                                              -----------------

WARRANTS - 0.00%

MEDICAL-HOSPITALS - 0.00%
Electro-Optical Sciences, Inc.
   (Expiration Date: 10/31/2011, Strike
   Price: $6.70)                                                      5,396               6,097
                                                                              -----------------
TOTAL WARRANTS (Cost $0)                                                      $           6,097
                                                                              -----------------

SHORT TERM INVESTMENTS - 28.41%
Federal Home Loan Bank Discount Notes
   5.18% due 12/01/2006                                   $       6,400,000   $       6,400,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           45,600,214          45,600,214
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $52,000,214)                                                            $      52,000,214
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $55,006 on 12/01/2006,
   collateralized by $60,000 Federal
   National Mortgage Association,
   5.5% due 07/10/2028 (valued at
   $58,608, including interest) (c)                       $          55,000   $          55,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $55,000)                                                                $          55,000
                                                                              -----------------

TOTAL INVESTMENTS (EMERGING GROWTH FUND)
(COST $228,245,747) - 125.09%                                                 $     228,952,729
LIABILITIES IN EXCESS OF OTHER ASSETS -(25.09)%                                     (45,928,608)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     183,024,121
                                                                              =================

EMERGING SMALL COMPANY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 99.95%

ADVERTISING - 1.92%
inVentiv Health, Inc. *                                              18,300   $         554,673
ValueClick, Inc. *                                                   18,800             467,556
                                                                              -----------------
                                                                                      1,022,229

AEROSPACE - 2.72%
Armor Holdings, Inc. *                                                4,700             265,785
BE Aerospace, Inc. *                                                 31,300             820,373
HEICO Corp., Class A                                                 12,100             364,210
                                                                              -----------------
                                                                                      1,450,368

AIR TRAVEL - 0.64%
Copa Holdings SA, Class A                                             8,000             340,400

APPAREL & TEXTILES - 3.33%
Carter's, Inc. *                                                     16,200             446,472
Crocs, Inc. *                                                        16,600             712,970
Quiksilver, Inc. *                                                   23,400             340,470
Volcom, Inc. *                                                        8,500             275,485
                                                                              -----------------
                                                                                      1,775,397

AUTO PARTS - 1.29%
LKQ Corp. *                                                          30,000             686,700

AUTOMOBILES - 0.87%
Monro Muffler Brake, Inc.                                            12,500             466,250

BANKING - 5.07%
Boston Private Financial Holdings, Inc.                              10,700             290,505
East West Bancorp, Inc.                                               9,716             345,987
PrivateBancorp, Inc.                                                  7,900             316,869
Signature Bank *                                                     11,125             357,780
Sterling Financial Corp., Spokane                                    10,800             362,340
United Community Banks, Inc.                                         19,000             633,270
Virginia Commerce Bancorp, Inc. *                                    20,600             400,464
                                                                              -----------------
                                                                                      2,707,215

BIOTECHNOLOGY - 1.16%
Digene Corp. *                                                        3,800             194,180
Integra LifeSciences Holdings Corp. *                                10,200             422,382
                                                                              -----------------
                                                                                        616,562

BUILDING MATERIALS & CONSTRUCTION - 0.83%
Williams Scotsman International, Inc. *                              22,300             444,885

BUSINESS SERVICES - 2.77%
Euronet Worldwide, Inc. *                                            15,200             503,272
Kenexa Corp. *                                                        5,000             154,250
Labor Ready, Inc. *                                                  28,500             539,220
Sotheby's Holdings, Inc., Class A                                     9,000             279,810
                                                                              -----------------
                                                                                      1,476,552

CABLE AND TELEVISION - 0.91%
Central European Media Enterprises-A, Ltd. *                          6,600             484,968

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHEMICALS - 0.88%
Airgas, Inc.                                                         11,000   $         468,050

COAL - 0.94%
Foundation Coal Holdings, Inc.                                       13,500             500,985

COMMERCIAL SERVICES - 1.56%
Live Nation, Inc. *                                                  19,000             407,360
Pool Corp.                                                           10,400             426,088
                                                                              -----------------
                                                                                        833,448

COMPUTERS & BUSINESS EQUIPMENT - 4.86%
Electronics for Imaging, Inc. *                                      17,800             436,100
Internap Network Services Corp. *                                    16,500             320,925
Micros Systems, Inc. *                                               11,487             584,918
Rackable Systems, Inc. *                                             14,800             527,028
Trident Microsystems, Inc. *                                         13,700             287,426
Witness Systems, Inc. *                                              23,000             436,770
                                                                              -----------------
                                                                                      2,593,167

CONSTRUCTION MATERIALS - 0.46%
Regal-Beloit Corp.                                                    4,800             245,424

CRUDE PETROLEUM & NATURAL GAS - 2.12%
Arena Resources, Inc. *                                              12,300             537,510
GMX Resources, Inc. *                                                13,600             594,184
                                                                              -----------------
                                                                                      1,131,694

DRUGS & HEALTH CARE - 3.88%
Adams Respiratory Therapeutics, Inc. *                                9,400             370,078
Conor Medsystems, Inc. *                                              7,500             242,400
Healthextras, Inc. *                                                  9,300             198,834
Illumina, Inc. *                                                      8,000             308,240
Immucor, Inc. *                                                      24,900             669,810
Matria Healthcare, Inc. *                                             9,600             280,800
                                                                              -----------------
                                                                                      2,070,162

ELECTRICAL EQUIPMENT - 0.97%
Anixter International, Inc. *                                         8,800             515,856

ENERGY - 1.10%
Energy Conversion Devices, Inc. *                                     9,100             347,438
Evergreen Solar, Inc. *                                              26,000             240,240
                                                                              -----------------
                                                                                        587,678

FINANCIAL SERVICES - 4.80%
Affiliated Managers Group, Inc. *                                    10,500           1,072,155
GFI Group, Inc. *                                                     9,999             565,543
Heartland Payment Systems, Inc.                                       7,000             198,800
optionsXpress Holdings, Inc.                                         14,900             429,567
Portfolio Recovery Associates, Inc. *                                 6,500             296,725
                                                                              -----------------
                                                                                      2,562,790

FOOD & BEVERAGES - 1.85%
Hansen Natural Corp. *                                               26,400             742,632
Ruth's Chris Steak House, Inc. *                                     13,000             246,350
                                                                              -----------------
                                                                                        988,982

HEALTHCARE PRODUCTS - 4.50%
American Medical Systems Holdings, Inc. *                            26,500             456,065
Arthrocare Corp. *                                                    8,000             333,360

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Conceptus, Inc. *                                                     8,000   $         183,440
DJO, Inc. *                                                           6,800             289,136
PSS World Medical, Inc. *                                            23,500             492,090
Viasys Healthcare, Inc. *                                            23,000             648,830
                                                                              -----------------
                                                                                      2,402,921

HEALTHCARE SERVICES - 2.16%
Radiation Therapy Services, Inc. *                                    8,400             276,024
The Advisory Board Company *                                         10,800             599,076
United Surgical Partners International, Inc. *                       11,000             279,950
                                                                              -----------------
                                                                                      1,155,050

HOTELS & RESTAURANTS - 2.13%
Applebee's International, Inc.                                       15,000             341,250
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                               15,800             396,264
Orient Express Hotels, Ltd.                                           9,281             397,320
                                                                              -----------------
                                                                                      1,134,834

HOUSEHOLD PRODUCTS - 1.20%
Central Garden & Pet Company *                                       12,300             642,060

INDUSTRIAL MACHINERY - 2.09%
Actuant Corp., Class A                                                8,800             475,728
Gardner Denver, Inc. *                                               16,700             638,608
                                                                              -----------------
                                                                                      1,114,336

INDUSTRIALS - 1.33%
Harsco Corp.                                                          9,100             710,073

INSURANCE - 1.33%
Hub International, Ltd.                                               9,200             280,692
ProAssurance Corp. *                                                  8,330             426,746
                                                                              -----------------
                                                                                        707,438

INTERNET CONTENT - 0.88%
RightNow Technologies, Inc. *                                        28,333             468,628

LEISURE TIME - 1.28%
Life Time Fitness, Inc. *                                            13,900             685,409

LIQUOR - 1.49%
Central European Distribution Corp. *                                27,750             795,037

MANUFACTURING - 0.35%
Barnes Group, Inc.                                                    9,000             188,550

MEDICAL-HOSPITALS - 2.56%
Lifepoint Hospitals, Inc. *                                           7,600             263,796
Psychiatric Solutions, Inc. *                                        20,412             742,793
VCA Antech, Inc. *                                                   11,182             360,507
                                                                              -----------------
                                                                                      1,367,096

METAL & METAL PRODUCTS - 1.43%
RBC Bearings, Inc. *                                                 15,500             450,430
RTI International Metals, Inc. *                                      4,100             310,165
                                                                              -----------------
                                                                                        760,595

MUTUAL FUNDS - 3.08%
iShares Russell 2000 Growth Index Fund                               20,900           1,645,248

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES - 2.16%
Acco Brands Corp. *                                                  15,800   $         401,162
Knoll, Inc.                                                          36,000             749,160
                                                                              -----------------
                                                                                      1,150,322

PETROLEUM SERVICES - 4.58%
Basic Energy Services, Inc. *                                        13,600             343,672
Superior Energy Services, Inc. *                                     20,500             667,685
Superior Well Services, Inc. *                                       20,174             482,764
Universal Compression Holdings, Inc. *                                5,000             314,750
World Fuel Services Corp.                                            13,100             635,350
                                                                              -----------------
                                                                                      2,444,221

PHARMACEUTICALS - 0.89%
Alkermes, Inc. *                                                     17,500             265,650
PDL BioPharma, Inc. *                                                 9,200             208,932
                                                                              -----------------
                                                                                        474,582

REAL ESTATE - 5.00%
BioMed Realty Trust, Inc., REIT                                      16,000             483,200
Innkeepers USA Trust, REIT                                           38,219             611,504
Jones Lang LaSalle, Inc., REIT                                        5,284             480,844
Redwood Trust, Inc., REIT                                             3,300             188,793
Sunstone Hotel Investors, Inc., REIT                                 20,000             557,600
Trammell Crow Company, REIT *                                         7,000             345,100
                                                                              -----------------
                                                                                      2,667,041

RETAIL GROCERY - 0.97%
United Natural Foods, Inc. *                                         14,600             517,424

RETAIL TRADE - 3.51%
Childrens Place Retail Stores, Inc. *                                 8,900             574,228
Hibbett Sporting Goods, Inc. *                                       16,000             504,320
The Men's Wearhouse, Inc.                                             8,500             325,550
Tween Brands, Inc. *                                                 11,200             469,504
                                                                              -----------------
                                                                                      1,873,602

SEMICONDUCTORS - 4.44%
Advanced Analogic Technologies, Inc. *                               29,000             160,660
Microsemi Corp. *                                                    12,300             253,995
ON Semiconductor Corp. *                                             34,500             222,180
PMC-Sierra, Inc. *                                                   67,500             513,675
Skyworks Solutions, Inc. *                                           47,500             344,850
Varian Semiconductor Equipment Associates, Inc. *                    14,643             581,766
Verigy, Ltd. *                                                       16,500             294,360
                                                                              -----------------
                                                                                      2,371,486

SOFTWARE - 3.10%
Allscripts Healthcare Solution, Inc. *                                5,500             153,560
Nuance Communications, Inc. *                                        20,000             205,000
Patni Computer Systems, Ltd., SADR                                   12,300             249,321
Transaction Systems Architects, Inc., Class A *                      21,800             737,494
Ultimate Software Group, Inc. *                                      12,900             311,019
                                                                              -----------------
                                                                                      1,656,394

STEEL - 0.71%
Carpenter Technology Corp.                                            3,570             381,312

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.04%
Aeroflex, Inc. *                                                     40,000   $         482,400
Finisar Corp. *                                                      63,000             241,290
NeuStar, Inc., Class A *                                             11,000             365,750
                                                                              -----------------
                                                                                      1,089,440

TRANSPORTATION - 1.16%
UTI Worldwide, Inc.                                                  20,800             619,840

TRUCKING & FREIGHT - 0.65%
Landstar Systems, Inc.                                                1,750              78,820
Old Dominion Freight Lines, Inc. *                                   10,000             268,100
                                                                              -----------------
                                                                                        346,920
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $51,944,174)                                        $      53,339,621
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $370,041 on 12/01/2006,
   collateralized by $365,000 Federal
   Home Loan Bank, 5.375% due
   05/15/2019 (valued at $380,513,
   including interest) (c)                                $         370,000   $         370,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost 370,000)                                                                $         370,000
                                                                              -----------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY FUND)
   (COST $52,314,174) -100.64%                                                $      53,709,621
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.64)%                                        (342,154)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $      53,367,467
                                                                              =================

EQUITY-INCOME FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 94.12%

AEROSPACE - 0.74%
Raytheon Company                                                    115,300   $       5,884,912

ALUMINUM - 0.57%
Alcoa, Inc.                                                         144,400           4,500,948

AUTO PARTS - 0.52%
Genuine Parts Company                                                88,350           4,142,732

AUTOMOBILES - 0.20%
Ford Motor Company (a)                                              194,500           1,581,285

BANKING - 4.15%
Bank of America Corp.                                               118,546           6,383,702
Fifth Third Bancorp                                                 210,562           8,302,460
Mercantile Bankshares Corp.                                          59,425           2,710,374
National City Corp.                                                  75,500           2,725,550
SunTrust Banks, Inc.                                                 76,300           6,229,895
US Bancorp                                                          112,900           3,797,956

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Wells Fargo & Company                                                82,000   $       2,889,680
                                                                              -----------------
                                                                                     33,039,617

BIOTECHNOLOGY - 0.40%
MedImmune, Inc. *                                                    96,300           3,148,047

BROADCASTING - 0.76%
CBS Corp., Class B                                                  204,000           6,069,000

BUILDING MATERIALS & CONSTRUCTION - 0.65%
Masco Corp.                                                         179,700           5,155,593

BUSINESS SERVICES - 0.98%
Computer Sciences Corp. *                                            33,400           1,743,480
H & R Block, Inc.                                                   253,600           6,086,400
                                                                              -----------------
                                                                                      7,829,880

CABLE AND TELEVISION - 2.43%
Comcast Corp., Class A *                                             68,861           2,786,116
EchoStar Communications Corp., Class A *                             46,900           1,688,869
Time Warner, Inc.                                                   501,700          10,104,238
Viacom, Inc. *                                                      126,400           4,741,264
                                                                              -----------------
                                                                                     19,320,487

CELLULAR COMMUNICATIONS - 0.46%
Motorola, Inc.                                                      165,700           3,673,569

CHEMICALS - 1.19%
Chemtura Corp.                                                      149,624           1,448,360
E.I. Du Pont De Nemours & Company                                   171,400           8,043,802
                                                                              -----------------
                                                                                      9,492,162

COMPUTERS & BUSINESS EQUIPMENT - 2.52%
Cisco Systems, Inc. *                                               164,500           4,421,760
Dell, Inc. *                                                        236,300           6,436,812
International Business Machines Corp.                                99,900           9,182,808
                                                                              -----------------
                                                                                     20,041,380

CONSTRUCTION MATERIALS - 0.68%
Vulcan Materials Company                                             60,600           5,376,432

COSMETICS & TOILETRIES - 3.56%
Avon Products, Inc.                                                 191,800           6,260,352
Colgate-Palmolive Company                                           156,500          10,180,325
International Flavors & Fragrances, Inc.                            144,700           6,816,817
Kimberly-Clark Corp.                                                 76,200           5,065,014
                                                                              -----------------
                                                                                     28,322,508

DOMESTIC OIL - 0.75%
Murphy Oil Corp.                                                    110,500           5,997,940

DRUGS & HEALTH CARE - 1.01%
Wyeth                                                               166,000           8,014,480

ELECTRICAL EQUIPMENT - 0.47%
Cooper Industries, Ltd., Class A                                     41,200           3,767,328

ELECTRICAL UTILITIES - 2.20%
Entergy Corp.                                                        86,700           7,917,444
FirstEnergy Corp.                                                    83,075           4,971,208
Pinnacle West Capital Corp.                                          60,300           2,975,202

EQUITY-INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
TECO Energy, Inc.                                                    94,900   $       1,612,351
                                                                              -----------------
                                                                                     17,476,205

ELECTRONICS - 0.55%
Sony Corp.                                                          110,400           4,375,493

ENERGY - 2.35%
Duke Energy Corp.                                                   243,800           7,733,336
Progress Energy, Inc. (a)                                           121,100           5,784,947
Xcel Energy, Inc. (a)                                               225,100           5,168,296
                                                                              -----------------
                                                                                     18,686,579

FINANCIAL SERVICES - 7.62%
Charles Schwab Corp.                                                401,400           7,361,676
Citigroup, Inc.                                                     102,296           5,072,859
Federal National Mortgage Association                                63,000           3,592,890
JP Morgan Chase & Company                                           412,314          19,081,892
Mellon Financial Corp.                                              215,400           8,665,542
Morgan Stanley                                                      136,200          10,372,992
State Street Corp. (c)                                              104,800           6,511,224
                                                                              -----------------
                                                                                     60,659,075

FOOD & BEVERAGES - 3.38%
Campbell Soup Company (a)                                           107,200           4,081,104
General Mills, Inc.                                                 120,800           6,758,760
McCormick & Company, Inc.                                            88,300           3,418,976
Sara Lee Corp.                                                      103,300           1,712,714
Sysco Corp.                                                          63,200           2,265,720
The Coca-Cola Company                                               184,600           8,644,818
                                                                              -----------------
                                                                                     26,882,092

GAS & PIPELINE UTILITIES - 0.98%
NiSource, Inc.                                                      316,400           7,802,424

HEALTHCARE PRODUCTS - 2.02%
Baxter International, Inc.                                          102,400           4,581,376
Boston Scientific Corp. *                                           199,900           3,162,418
Johnson & Johnson                                                   126,300           8,324,433
                                                                              -----------------
                                                                                     16,068,227

HOLDINGS COMPANIES/CONGLOMERATES - 2.74%
General Electric Company                                            618,500          21,820,680

HOMEBUILDERS - 0.46%
D.R. Horton, Inc.                                                   137,400           3,660,336

HOUSEHOLD PRODUCTS - 1.56%
Fortune Brands, Inc.                                                 62,600           5,064,340
Newell Rubbermaid, Inc.                                             259,100           7,381,759
                                                                              -----------------
                                                                                     12,446,099

INDUSTRIAL MACHINERY - 1.59%
Deere & Company                                                      46,900           4,502,400
Ingersoll-Rand Company, Class A                                      87,200           3,401,672
Pall Corp.                                                          150,100           4,711,639
                                                                              -----------------
                                                                                     12,615,711

INSURANCE - 5.61%
American International Group, Inc.                                  143,265          10,074,395
Chubb Corp.                                                          64,200           3,322,992

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Lincoln National Corp.                                              108,798   $       6,918,465
Marsh & McLennan Companies, Inc.                                    400,500          12,583,710
St. Paul Travelers Companies, Inc.                                  135,449           7,017,612
UnumProvident Corp.                                                 233,500           4,782,080
                                                                              -----------------
                                                                                     44,699,254

INTERNATIONAL OIL - 7.29%
Anadarko Petroleum Corp.                                            115,800           5,715,888
ChevronTexaco Corp.                                                 216,260          15,639,923
Exxon Mobil Corp.                                                   213,424          16,393,098
Hess Corp.                                                          164,000           8,244,280
Royal Dutch Shell PLC, ADR                                          169,900          12,067,997
                                                                              -----------------
                                                                                     58,061,186

LEISURE TIME - 0.89%
Walt Disney Company                                                 213,700           7,062,785

LIQUOR - 1.04%
Anheuser-Busch Companies, Inc.                                      174,600           8,295,246

MANUFACTURING - 3.44%
3M Company                                                           87,400           7,119,604
Eaton Corp.                                                          38,500           2,967,580
Honeywell International, Inc.                                       220,700           9,485,686
Illinois Tool Works, Inc.                                            38,000           1,793,600
Tyco International, Ltd.                                            200,000           6,058,000
                                                                              -----------------
                                                                                     27,424,470

NEWSPAPERS - 1.51%
Dow Jones & Company, Inc. (a)                                       143,700           5,186,133
The New York Times Company, Class A (a)                             283,800           6,850,932
                                                                              -----------------
                                                                                     12,037,065

OFFICE FURNISHINGS & SUPPLIES - 0.86%
Avery Dennison Corp.                                                101,600           6,854,952

PAPER - 1.84%
International Paper Company                                         333,525          11,039,678
MeadWestvaco Corp.                                                  123,200           3,634,400
                                                                              -----------------
                                                                                     14,674,078

PETROLEUM SERVICES - 1.55%
BP PLC, SADR                                                         94,892           6,460,247
Schlumberger, Ltd.                                                   85,600           5,861,888
                                                                              -----------------
                                                                                     12,322,135

PHARMACEUTICALS - 5.67%
Abbott Laboratories                                                 129,400           6,037,804
Bristol-Myers Squibb Company                                        228,400           5,671,172
Eli Lilly & Company                                                 164,800           8,831,632
Merck & Company, Inc.                                               271,300          12,075,563
Pfizer, Inc.                                                        333,100           9,156,919
Schering-Plough Corp.                                               152,500           3,356,525
                                                                              -----------------
                                                                                     45,129,615

PHOTOGRAPHY - 0.71%
Eastman Kodak Company (a)                                           217,400           5,656,748

PUBLISHING - 1.46%
Gannett Company, Inc.                                                34,000           2,023,680

EQUITY-INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PUBLISHING (CONTINUED)
Idearc, Inc. *                                                        9,737   $         268,157
Tribune Company (a)                                                 294,400           9,361,920
                                                                              -----------------
                                                                                     11,653,757

RAILROADS & EQUIPMENT - 1.75%
Norfolk Southern Corp.                                               80,300           3,954,775
Union Pacific Corp.                                                 110,300           9,984,356
                                                                              -----------------
                                                                                     13,939,131

RETAIL TRADE - 2.13%
Bed Bath & Beyond, Inc. *                                             3,800             147,250
Home Depot, Inc.                                                    193,400           7,343,398
RadioShack Corp. (a)                                                115,600           2,026,468
Wal-Mart Stores, Inc.                                               160,600           7,403,660
                                                                              -----------------
                                                                                     16,920,776

SANITARY SERVICES - 0.62%
Waste Management, Inc.                                              135,222           4,950,477

SEMICONDUCTORS - 1.15%
Analog Devices, Inc.                                                166,200           5,404,824
Intel Corp.                                                         175,600           3,749,060
                                                                              -----------------
                                                                                      9,153,884

SOFTWARE - 1.75%
Microsoft Corp.                                                     475,800          13,955,214

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.75%
Nokia Oyj, SADR                                                     296,500           5,995,230

TELEPHONE - 5.18%
ALLTEL Corp.                                                        109,300           6,201,682
AT&T, Inc. (a)                                                      416,873          14,136,163
Qwest Communications International, Inc. * (a)                      840,400           6,462,676
Sprint Nextel Corp.                                                 311,500           6,077,365
Verizon Communications, Inc.                                        194,752           6,804,635
Windstream Corp. *                                                  113,008           1,575,332
                                                                              -----------------
                                                                                     41,257,853

TOBACCO - 0.47%
UST, Inc. (a)                                                        67,400           3,773,052

TOYS, AMUSEMENTS & SPORTING GOODS - 0.96%
Mattel, Inc.                                                        349,500           7,671,525
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $643,796,054)                                       $     749,339,654
                                                                              -----------------
CORPORATE BONDS - 0.30%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.30%
Lucent Technologies, Inc.
   8.00% due 08/01/2031                                   $       2,366,000           2,371,915
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $2,444,494)                                       $       2,371,915
                                                                              -----------------
SHORT TERM INVESTMENTS - 12.63%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      61,559,840   $      61,559,840

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
T. Rowe Price Reserve Investment
   Fund (c)                                               $      39,000,000   $      39,000,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $100,559,840)                                                           $     100,559,840
                                                                              -----------------
REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,615,177 on 12/01/2006,
   collateralized by $1,650,000
   Federal Home Loan Bank, 5% due
   11/14/2007 (valued at $1,650,000,
   including interest) (c)                                $       1,615,000   $       1,615,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,615,000)                                                             $       1,615,000
                                                                              -----------------
TOTAL INVESTMENTS (EQUITY-INCOME FUND)
   (COST $748,415,388) - 107.25%                                              $     853,886,409
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.25)%                                     (57,712,873)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     796,173,536
                                                                              =================

FUNDAMENTAL VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.63%

ADVERTISING - 0.26%
WPP Group PLC, SADR (a)                                              32,951   $       2,181,686

BANKING - 5.45%
Commerce Bancorp, Inc. (a)                                          144,200           5,012,392
Wachovia Corp.                                                      365,441          19,803,248
Wells Fargo & Company (c)                                           611,266          21,541,014
                                                                              -----------------
                                                                                     46,356,654

BROADCASTING - 1.89%
Liberty Media Holding Corp.-Capital, Series A *                      24,505           2,154,480
News Corp.                                                          675,300          13,911,180
                                                                              -----------------
                                                                                     16,065,660

BUSINESS SERVICES - 3.89%
Dun & Bradstreet Corp. *                                             17,095           1,405,551
H & R Block, Inc. (a)                                               383,623           9,206,952
Iron Mountain, Inc. *                                               252,142          10,867,320
Moody's Corp.                                                       166,801          11,589,333
                                                                              -----------------
                                                                                     33,069,156

CABLE AND TELEVISION - 3.78%
Comcast Corp.-Special Class A *                                     701,157          28,242,604
NTL, Inc.                                                           162,777           3,921,298
                                                                              -----------------
                                                                                     32,163,902

COLLEGES & UNIVERSITIES - 0.26
Apollo Group, Inc., Class A *                                        56,600           2,195,514

COMPUTERS & BUSINESS EQUIPMENT - 1.35%
Dell, Inc. *                                                        214,500           5,842,980

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Company                                             141,984   $       5,602,689
                                                                              -----------------
                                                                                     11,445,669

CONSTRUCTION MATERIALS - 1.49%
Martin Marietta Materials, Inc. (a)                                  67,479           6,701,340
Vulcan Materials Company (a)                                         67,170           5,959,322
                                                                              -----------------
                                                                                     12,660,662

CONTAINERS & GLASS - 2.04%
Sealed Air Corp. (a)                                                291,604          17,353,354

COSMETICS & TOILETRIES - 1.49%
Avon Products, Inc.                                                 103,312           3,372,104
Procter & Gamble Company                                            147,500           9,261,525
                                                                              -----------------
                                                                                     12,633,629

CRUDE PETROLEUM & NATURAL GAS - 6.50%
Devon Energy Corp.                                                  276,409          20,280,128
EOG Resources, Inc.                                                 231,788          16,348,008
Occidental Petroleum Corp.                                          370,382          18,645,030
                                                                              -----------------
                                                                                     55,273,166

FINANCIAL SERVICES - 10.66%
Ameriprise Financial, Inc.                                          185,913          10,057,893
Citigroup, Inc.                                                     343,119          17,015,271
HSBC Holdings PLC                                                 1,252,906          23,141,382
JP Morgan Chase & Company                                           717,782          33,218,951
Morgan Stanley                                                       76,475           5,824,336
State Street Corp. (c)                                               22,175           1,377,733
                                                                              -----------------
                                                                                     90,635,566

FOOD & BEVERAGES - 1.84%
Diageo PLC, SADR                                                    135,581          10,479,055
Hershey Company (a)                                                  98,083           5,195,457
                                                                              -----------------
                                                                                     15,674,512

HEALTHCARE SERVICES - 3.36%
Cardinal Health, Inc.                                               119,452           7,718,988
Caremark Rx, Inc.                                                   196,471           9,293,078
Express Scripts, Inc. *                                              45,900           3,130,380
UnitedHealth Group, Inc.                                            171,900           8,436,852
                                                                              -----------------
                                                                                     28,579,298

HOLDINGS COMPANIES/CONGLOMERATES - 5.89%
Berkshire Hathaway, Inc., Class A *                                     262          28,060,200
China Merchants Holdings
   International Company, Ltd.                                    1,371,288           4,574,986
Loews Corp.                                                         436,911          17,441,487
                                                                              -----------------
                                                                                     50,076,673

HOUSEHOLD PRODUCTS - 0.19%
Hunter Douglas NV                                                    21,840           1,650,774

INDUSTRIALS - 0.22%
Cosco Pacific, Ltd.                                                 833,715           1,841,469

INSURANCE - 8.83%
American International Group, Inc.                                  536,643          37,736,736
Aon Corp.                                                           155,808           5,559,229

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Chubb Corp.                                                          43,504   $       2,251,767
Markel Corp. *                                                        1,547             692,669
Principal Financial Group, Inc.                                      49,042           2,832,176
Progressive Corp.                                                   761,196          17,164,970
Sun Life Financial, Inc. (a)                                         28,271           1,209,433
Transatlantic Holdings, Inc. (a)                                    123,212           7,624,359
                                                                              -----------------
                                                                                     75,071,339

INTERNATIONAL OIL - 4.71%
Canadian Natural Resources Ltd                                       64,600           3,505,842
ConocoPhillips                                                      542,450          36,506,885
                                                                              -----------------
                                                                                     40,012,727

INTERNET RETAIL - 1.02%
Amazon.com, Inc. * (a)                                              143,200           5,776,688
Expedia, Inc. *                                                      52,277             949,873
IAC/InterActiveCorp. * (a)                                           53,277           1,944,078
                                                                              -----------------
                                                                                      8,670,639

INTERNET SERVICE PROVIDER - 0.34%
Liberty Media Holding Corp.-Interactive A *                         127,425           2,900,193

LIQUOR - 0.74%
Heineken Holding NV                                                 152,525           6,284,090

MANUFACTURING - 6.44%
Harley-Davidson, Inc. (a)                                           246,732          18,201,420
Tyco International, Ltd.                                          1,207,088          36,562,695
                                                                              -----------------
                                                                                     54,764,115

MINING - 0.43%
BHP Billiton PLC                                                     95,967           1,823,548
Rio Tinto PLC                                                        34,170           1,826,765
                                                                              -----------------
                                                                                      3,650,313

PETROLEUM SERVICES - 0.79%
Transocean, Inc. *                                                   86,775           6,764,111

PUBLISHING - 1.00%
Gannett Company, Inc. (a)                                            35,618           2,119,983
Lagardere S.C.A                                                      87,687           6,430,141
                                                                              -----------------
                                                                                      8,550,124

RETAIL TRADE - 6.75%
Bed Bath & Beyond, Inc. *                                           119,500           4,630,625
CarMax, Inc. *                                                       45,800           2,113,212
Costco Wholesale Corp.                                              588,848          30,773,196
Lowe's Companies, Inc.                                              138,300           4,171,128
Wal-Mart Stores, Inc.                                               341,195          15,729,090
                                                                              -----------------
                                                                                     57,417,251

SOFTWARE - 2.24%
Microsoft Corp.                                                     650,026          19,065,262

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.75%
Nokia Oyj, SADR                                                      97,986           1,981,277
SK Telecom Company, Ltd., SADR                                      168,339           4,365,030
                                                                              -----------------
                                                                                      6,346,307

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 1.17%
Sprint Nextel Corp.                                                 508,600   $       9,922,786

TOBACCO - 4.67%
Altria Group, Inc.                                                  471,903          39,738,952

TRAVEL SERVICES - 4.46%
American Express Company                                            646,065          37,936,937

TRUCKING & FREIGHT - 0.73%
Kuehne & Nagel International AG                                      32,750           2,373,010
United Parcel Service, Inc., Class B                                 49,142           3,829,144
                                                                              -----------------
                                                                                      6,202,154
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $717,974,801)                                       $     813,154,644
                                                                              -----------------
SHORT TERM INVESTMENTS - 9.03%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      41,828,200   $      41,828,200
UBS Finance (Delaware) LLC
   5.31% due 12/01/2006                                          34,903,000          34,903,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $76,731,200)                                                            $      76,731,200
                                                                              -----------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE FUND)
   (COST $794,706,001) - 104.66%                                              $     889,885,844
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.66)%                                     (39,607,648)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     850,278,196
                                                                              =================

GLOBAL BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - -2.19%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.66%
   0.875% due 04/15/2010 ***                              $         749,840   $         714,720
   2.00% due 01/15/2026 ***                                         102,262             100,145
   3.375% due 01/15/2007 ***                                      3,586,996           3,559,674
                                                                              -----------------
                                                                                      4,374,539

U.S. TREASURY BONDS - 1.11%
   7.875% due 02/15/2021 (a)***                                   5,500,000           7,335,625

U.S. TREASURY NOTES - -3.96%
   4.875% due 08/15/2016                                        (25,400,000)        (26,198,703)
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $-14,350,352)                                                           $     (14,488,539)
                                                                              -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.18%

OTHER COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.13%
   5.67% due 03/25/2044 (b)***                                      877,111             877,788
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132,544,798)                                                           $     133,546,748
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.68%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.68%
   5.00% due 07/01/2013 ***                               $       2,649,356   $       2,640,794
   5.00% TBA **                                                   2,000,000           1,953,750
   5.50% TBA **                                                  15,500,000          15,441,875
   5.864% due 10/01/2044 (b)***                                   1,651,911           1,665,570
   6.00% due 08/01/2036 to 11/01/2036 ***                        22,001,113          22,240,438
   6.00% TBA **                                                  91,000,000          91,966,875
   6.50% TBA **                                                  19,000,000          19,385,928
   6.662% due 11/01/2035 (b)***                                   1,346,645           1,388,276
                                                                              -----------------
                                                                                    156,683,506
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $156,032,244)                                                           $     156,683,506
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 29.48%

CANADA - 0.11%
Province of Ontario
   6.20% due 06/02/2031 ***                               CAD       100,000             110,748
Province of Quebec, Canada
   5.75% due 12/01/2036 ***                                         600,000             630,338
                                                                              -----------------
                                                                                        741,086

FRANCE - 2.93%
Government of France
   5.50% due 04/25/2010 ***                               EUR    13,800,000          19,369,654

GERMANY - 15.74%
Federal Republic of Germany
   2.50% due 03/23/2007                                          15,000,000          19,822,216
   4.25% due 01/04/2014 ***                                       4,800,000           6,595,203
   5.00% due 01/04/2012 ***                                       5,100,000           7,181,006
   5.25% due 07/04/2010 ***                                      13,400,000          18,715,460
   5.50% due 01/04/2031 ***                                      18,200,000          30,233,056
   6.50% due 07/04/2027 ***                                      11,900,000          21,630,439
                                                                              -----------------
                                                                                    104,177,380

JAPAN - 8.60%
Government of Japan
   1.00% due 06/10/2016 ***                               JPY   563,920,000           4,812,596
   1.50% due 03/20/2015 ***                                     900,000,000           7,763,030
   1.50% due 03/20/2011 ***                                     980,000,000           8,615,019
   2.30% due 06/20/2035 ***                                   1,270,000,000          10,906,196
   2.40% due 03/20/2034 ***                                     600,000,000           5,246,256
   2.50% due 09/20/2035 ***                                   1,300,000,000          11,618,868
   2.50% due 06/20/2036 ***                                     890,000,000           7,947,956
                                                                              -----------------
                                                                                     56,909,921

NETHERLANDS - 0.65%
Kingdom of Netherlands
   3.75% due 07/15/2014 ***                               EUR     3,200,000           4,269,332

UNITED KINGDOM - 1.45%
Government of United Kingdom
   4.75% due 06/07/2010 ***                               GBP     4,900,000           9,613,425
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $185,776,979)                                                           $     195,080,798
                                                                              -----------------

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS - 15.16%

CAYMAN ISLANDS - 1.04%
Foundation Re II, Ltd.
   12.123% due 11/26/2010 (b)                             $         400,000    $        400,188
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)***                                1,700,000           1,756,363
MUFG Capital Finance 2
   4.85% due 12/31/2049 (b)***                            EUR     2,500,000           3,305,354
Transocean, Inc.
   5.5906% due 09/05/2008 ***                             $       1,400,000           1,400,637
                                                                              -----------------
                                                                                      6,862,542

IRELAND - 0.08%
Osiris Capital PLC, Series D
   10.36% due 01/15/2010 (b)                                        500,000             500,760

JAPAN - 1.56%
Asahi Finance, Ltd.
   1.65375% due 12/31/2049 ***                            JPY   300,000,000           2,576,535
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
   3.50% due 12/16/2015 (b)***                            EUR       600,000             775,303
Mizuho Finance
   1.06% due 09/28/2049 ***                               JPY   200,000,000           1,730,703
Mizuho Trust & Banking Company
   2.404% due 04/27/2009 ***                                    100,000,000             894,623
Sumitomo Mitsui Banking Corp., Series EMTN
   1.245% due 12/01/2049 (b)***                                 300,000,000           2,613,668
   1.266% due 12/31/2049 ***                                    100,000,000             873,068
   1.375% due 12/31/2049 (b)***                                 100,000,000             876,044
                                                                              -----------------
                                                                                     10,339,944

LUXEMBOURG - 0.33%
VTB Capital SA for Vneshtorgbank
   5.975% due 08/01/2008 ***                              $       1,600,000           1,599,200
   6.14% due 09/21/2007 (b)***                                      600,000             601,500
                                                                              -----------------
                                                                                      2,200,700

NETHERLANDS - 0.45%
Rabobank Nederland
   5.3938% due 01/15/2009 (b)***                                  2,500,000           2,500,262
Siemens Financieringsmaatschappij NV
   5.4244% due 08/14/2009 (b)***                                    500,000             499,982
                                                                              -----------------
                                                                                      3,000,244

SPAIN - 0.85%
Santander US Debt SA Unipersonal
   5.4281% due 02/06/2009 (b)***                                  2,500,000           2,502,340
   5.42563% due 11/20/2009                                        1,600,000           1,599,626
   5.45% due 09/19/2008 (b)***                                    1,500,000           1,501,762
                                                                              -----------------
                                                                                      5,603,728

UNITED KINGDOM - 0.47%
HBOS Treasury Services PLC, Series MTN
   5.4138% due 07/17/2009 (b)***                                    200,000             200,092
Royal Bank of Scotland Group PLC
   5.39% due 12/21/2007 (b)***                                    1,200,000           1,200,901
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014 (a)***                                      300,000             286,537
Vodafone Group, PLC
   5.4269% due 06/29/2007 (b)***                                  1,400,000           1,400,006
                                                                              -----------------
                                                                                      3,087,536

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

CORPORATE BONDS (CONTINUED)

UNITED STATES - 10.38%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014 (a)***                           $         300,000   $         310,035
American Express Centurion Bank, Series BKNT
   5.32% due 05/07/2008 (b)***                                      100,000              99,917
American Express Credit Corp., Series MTN
   5.38% due 05/18/2009 (b)***                                    1,400,000           1,400,304
Atlantic & Western Re, Ltd., Series A
   11.3716% due 01/09/2007 (b)                                    1,200,000           1,194,972
Autozone, Inc.
   5.875% due 10/15/2012 ***                                        500,000             505,662
BellSouth Corp.
   5.4738% due 08/15/2008 (b)***                                  1,400,000           1,400,622
Boston Scientific Corp.
   5.45% due 06/15/2014 ***                                         300,000             292,046
   6.00% due 06/15/2011                                             700,000             712,164
Capital One Financial Corp, Series MTN
   5.70% due 09/15/2011 ***                                         600,000             613,032
Charter One Bank N.A., Series BKNT
   5.43% due 04/24/2009 (b)***                                    3,250,000           3,251,846
Cisco Systems, Inc.
   5.4506% due 02/20/2009 (b)***                                  2,600,000           2,602,228
CIT Group, Inc., Series MTN
   5.445% due 02/21/2008 (b)***                                   1,100,000           1,101,149
Citigroup, Inc.
   5.4078% due 12/26/2008 (b)***                                  1,500,000           1,500,781
   5.4163% due 01/30/2009 (b)***                                  3,000,000           3,000,867
CMS Energy Corp.
   7.50% due 01/15/2009 (a)***                                      800,000             826,000
   8.90% due 07/15/2008 ***                                         400,000             418,500
   9.875% due 10/15/2007 ***                                      1,340,000           1,386,900
CNA Financial Corp.
   6.00% due 08/15/2011 ***                                       1,000,000           1,027,052
CVS Corp.
   5.75% due 08/15/2011 ***                                         700,000             716,379
D.R. Horton, Inc.
   6.00% due 04/15/2011 ***                                         800,000             806,326
DaimlerChrysler N.A. Holding Corp.
   5.87% due 09/10/2007 (b)***                                    1,500,000           1,503,513
DaimlerChrysler N.A. Holding Corp., Series MTN
   5.75% due 09/08/2011 ***                                         300,000             301,703
Dominion Resources, Inc., Series D
   5.6638% due 09/28/2007 (b)***                                  1,500,000           1,500,529
Echostar DBS Corp.
   6.375% due 10/01/2011 ***                                        100,000              99,500
El Paso Corp.
   7.625% due 08/16/2007 (a)***                                     100,000             101,250
General Electric Capital Corp., Series MTN
   5.41% due 10/26/2009 (b)***                                    1,500,000           1,499,952
General Electric Capital Corp., Series MTN
   5.4438% due 01/20/2010 (b)***                                  2,600,000           2,603,357
Genworth Global Funding Trusts
   5.45% due 02/10/2009 (b)***                                    2,600,000           2,601,355
Georgia Pacific Corp., Term B
   7.345% due 12/20/2012 (b)***                                     992,500             994,435
GMAC LLC
   6.00% due 04/01/2011 ***                                       1,700,000           1,672,871

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Goldman Sachs Group, Inc.
   5.25% due 06/01/2016                                   CAD     1,500,000   $       1,366,632
HCA, Inc.
   8.806% due 05/01/2012 ***                               $      1,300,000           1,306,435
HJ Heinz Finance Company
   6.00% due 03/15/2012 (a)(b)***                                   600,000             614,037
HSBC Bank USA, Series BKN1
   5.41% due 12/14/2006 (b)***                                    1,500,000           1,500,021
HSBC Finance Corp.
   5.42% due 10/21/2009 (b)***                                    2,000,000           1,999,890
HSBC Finance Corp., Series MTN
   5.48% due 06/19/2009 (b)***                                    2,800,000           2,803,016
Johnson Controls, Inc.
   5.25% due 01/15/2011 (a)***                                      600,000             599,307
JP Morgan Chase & Company, Series 1
   5.37% due 06/26/2009 (b)***                                    1,500,000           1,500,432
JP Morgan Chase Capital XX
   6.55% due 09/29/2036 ***                                         900,000             949,963
Loews Corp.
   5.25% due 03/15/2016 ***                                         200,000             198,391
Merrill Lynch & Company, Inc., Series MTN
   5.4138% due 10/23/2008 (b)***                                  1,200,000           1,199,672
   5.4644% due 08/14/2009 (b)***                                    300,000             300,077
Morgan Stanley
   5.36% due 11/21/2008 (b)***                                      900,000             899,846
Morgan Stanley, Series MTN
   5.824% due 10/18/2016 (a)(b)***                                  600,000             602,946
Nationwide Health Properties, Inc., REIT
   6.50% due 07/15/2011 ***                                         600,000             619,269
Nisource Finance Corp.
   5.40% due 07/15/2014 (a)***                                      200,000             196,748
Oracle Corp.
   5.6034% due 01/13/2009 (b)***                                  1,300,000           1,301,685
Reynolds American, Inc.
   7.3125% due 05/11/2012 (b)                                       997,500           1,003,555
Sabre Holdings Corp.
   7.35% due 08/01/2011 ***                                         700,000             737,523
Sealed Air Corp.
   5.625% due 07/15/2013 ***                                        700,000             701,964
Shackleton B Event Linked Loan
   13.467% due 08/01/2008 (b)                                     1,000,000           1,010,000
Shackleton C Event Linked Loan
   12.967% due 08/01/2008 (b)                                     1,000,000             995,000
Shackleton Re Ltd.
   13.3756% due 02/07/2008 (b)                                    1,000,000           1,008,673
Time Warner, Inc.
   5.606% due 11/13/2009 (b)***                                   1,500,000           1,499,963
Unicredito Italiano/New York, NY, Series YCD
   5.358% due 05/06/2008 (b)***                                   4,900,000           4,897,310
US Bancorp
   5.35% due 04/28/2009 (b)***                                    1,600,000           1,600,458
Viacom, Inc.
   5.75% due 04/30/2011 ***                                         600,000             605,036

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
XL Capital Finance PLC
   6.50% due 01/15/2012 ***                               $         600,000   $         632,307
                                                                              -----------------
                                                                                     68,695,403
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost$99,559,943)                                       $     100,290,857
                                                                              -----------------
MUNICIPAL BONDS - 0.07%

ILLINOIS - 0.05%
City of Chicago, Illinois
   4.75% due 01/01/2030 ***                                         300,000             312,792

NEW YORK - 0.02%
New York City Municipal Water Finance Authority
   4.75% due 06/15/2038 ***                                         130,000             146,381
                                                                              -----------------
TOTAL MUNICIPAL BONDS (Cost $437,379)                                         $         459,173
                                                                              -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.18%

IRELAND - 0.12%
Paris Residential Funding PLC, Series 1X , Class A
   2.51% due 07/25/2011 (b)***                            EUR       620,296             823,522

NETHERLANDS - 1.12%
Atomium Mortgage Finance BV,
   Series 2003-I , Class A
   2.314% due 07/01/2034 (b)***                                   1,023,135           1,359,127
Delphinus BV, Series 2001-II, Class A1
   3.914% due 11/28/2031 (b)***                                   2,000,000           2,663,081
Delphinus BV, Series 2003-I, Class A1
   2.41% due 04/25/2093 (b)***                                    1,000,000           1,333,278
Dutch Mortgage Portfolio Loans, BV,
   Series III, Class A
   3.848% due 11/20/2035 (b)***                                   1,529,092           2,037,451
                                                                              -----------------
                                                                                      7,392,937
UNITED STATES - 18.81%
American Home Mortgage Investment Trust,
   Series 2004-3 , Class 5A
   4.29% due 10/25/2034 (b)***                            $         843,499             829,754
Banc of America Commercial Mortgage, Inc.,
   Series 2002-2 , Class A2
   4.772% due 07/11/2043 ***                                      2,500,000           2,485,994
Banc of America Funding Corp.,
   Series 2006-A, Class 1A1
   4.6207% due 02/20/2036 (b)***                                  2,283,475           2,283,989
Banc of America Mortgage Securities,
   Series 2004-4 , Class 1A9
   5.00% due 05/25/2034 ***                                       1,978,328           1,953,056
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-9 , Class A1
   4.625% due 10/25/2035 (b)***                                   4,036,278           3,942,452
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
   5.8394% due 11/25/2036 (b)***                                  3,390,291           3,421,146
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
   5.8398% due 11/25/2036 (b)***                                  2,839,579           2,861,694
Bella Vista Mortgage Trust,
   Series 2005-2, Class 2A1
   5.57% due 05/20/2045 (b)***                                    1,924,554           1,930,344

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Citigroup Commercial Mortgage Trust,
   Series 2006-FL2, Class A1
   5.39% due 11/15/2036 (b)***                            $       3,097,407   $       3,102,267
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                                      754,262             765,955
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                                       2,804,216           2,775,640
Commercial Mortgage Pass Through
   Certificates, Series 2006-CN2A, Class A2FL
   5.278% due 02/05/2019 (b)***                                   2,600,000           2,604,816
Countrywide Alternative Loan Trust,
   Series 2005-11CB, Class 2A8
   4.50% due 06/25/2035 ***                                       1,942,976           1,921,013
Countrywide Alternative Loan Trust,
   Series 2005-81, Class A1
   5.60% due 02/25/2037 (b)***                                    5,700,389           5,717,954
Countrywide Alternative Loan Trust,
   Series 2006-0A2, Class A1
   5.50% due 05/31/2035                                           3,100,000           3,103,403
Countrywide Alternative Loan Trust,
   Series 2006-OA1, Class 2A1
   5.53% due 03/20/2046 (b)***                                    2,264,661           2,265,526
Countrywide Alternative Loan Trust,
   Series 2006-OA19, Class A1
   5.50% due 02/20/2047 (b)***                                    3,100,000           3,100,000
Countrywide Home Loan Mortgage
   Pass Through Trust, Series 2005-HYB9 ,
   Class 5A1
   5.25% due 02/20/2036 (b)***                                      917,268             920,219
Countrywide Home Loan Mortgage
   Pass Through Trust, Series 2005-R2,
   Class 1AF1
   5.66% due 06/25/2035 (b)***                                      212,576             212,028
Countrywide Home Loans,
   Series 2004-12, Class 12A1
   4.736% due 08/25/2034 (b)***                                   1,511,559           1,497,222
Countrywide Home Loans,
   Series 2004-12, Class 14A2
   5.60% due 08/25/2034 (b)***                                       84,136              84,146
Countrywide Home Loans,
   Series 2004-25, Class 1A1
   5.65% due 02/25/2035 (b)***                                      586,185             588,178
Countrywide Home Loans,
   Series 2004-25, Class 2A1
   5.66% due 02/25/2035 (b)***                                      706,047             709,405
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 (b)***                                      949,572             949,280
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2005-CN2A , Class A1S
   5.54% due 11/15/2019 (b)***                                      393,572             393,564
CSAB Mortgage Backed Trust,
   Series 2006-1, Class A1A
   5.42% due 06/25/2036 (b)***                                      867,457             867,658

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2004-2770 , Class YW
   4.00% due 06/15/2022 ***                               $       1,634,445   $       1,613,625
Federal Home Loan Mortgage Corp.,
   Series 2004-2895 , Class F
   5.67% due 06/15/2031 (b)                                         862,172             863,352
Federal Home Loan Mortgage Corp.,
   Series 2006-3117, Class PN
   5.00% due 11/15/2021 ***                                       1,403,627           1,399,104
Federal Home Loan Mortgage Corp.,
   Series 2844 , Class PR
   5.00% due 09/15/2017 ***                                         352,200             350,930
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.864% due 02/25/2045 (b)***                                     672,818             675,802
Federal National Mortgage Association
   4.6778% due 05/25/2035 (b)***                                  1,200,000           1,190,513
   5.41% due 09/25/2035 (b)***                                      741,648             741,814
   5.42% due 01/25/2021 (b)***                                      990,538             988,031
   5.45% due 03/25/2036 (b)***                                    2,406,524           2,406,856
   5.62% due 03/25/2036 (b)***                                    2,808,220           2,783,703
   5.67% due 09/25/2042 (b)***                                    1,011,437           1,016,336
First Republic Mortgage Loan Trust,
   Series 2001-FRB1 , Class A
   5.67% due 11/15/2031 (b)***                                      621,708             623,653
Fremont Home Loan Trust,
   Series 2006-1 , Class 2A1
   5.38% due 04/25/2036 (b)***                                      913,883             913,900
GMAC Mortgage Corp. Loan Trust,
   Series 2004-J4 , Class A1
   5.50% due 09/25/2034 ***                                       1,272,158           1,268,367
Greenpoint Mortgage Funding Trust,
   Series 2006-AR6 , Class A1A
   5.40% due 10/25/2046 (b)***                                    3,200,000           3,202,887
GS Mortgage Securities Corp.,
   Series 2003-1 , Class A2
   6.02% due 01/25/2032 (b)***                                      730,942             736,836
Harborview Mortgage Loan Trust,
   Series 2006-1, Class 2A1A
   5.56% due 03/19/2037 (b)***                                    2,407,768           2,410,874
Harborview Mortgage Loan Trust,
   Series 2006-12, Class 2A11
   5.41% due 12/19/2037 (b)                                       3,100,000           3,105,348
Harborview Mortgage Loan Trust,
   Series 2006-12, Class 2A2A
   5.51% due 12/19/2036                                           3,100,000           3,105,348
Impac Secured Assets Corp.,
   Series 2006-4, Class A2A
   5.56% due 09/25/2036 (b)***                                    3,100,000           3,102,917
Lehman Brothers Floating Rate
   Commercial Mortgage Trust,
   Series 2006-LLFA , Class A1
   5.40% due 09/15/2021 (b)***                                    2,830,702           2,830,632

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Lehman Brothers-UBS
   Commercial Mortgage Trust,
   Series 2003-C1 , Class A2
   3.323% due 03/15/2027 ***                              $       4,420,000   $       4,319,943
Lehman XS Trust, Series 2006-4N, Class A1A
   5.40% due 04/25/2046 (b)***                                    2,104,787           2,103,472
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.76% due 12/15/2030 (b)***                                    1,542,084           1,548,783
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-C , Class A1
   5.65% due 06/25/2028 (b)***                                    1,462,340           1,469,017
Merrill Lynch Mortgage Trust,
   Series 2004-BPC1 , Class A1
   3.585% due 10/12/2041 ***                                        932,222             913,515
Residential Accredit Loans, Inc.,
   Series 2006-QO3 , Class A1
   5.53% due 04/25/2046 (b)***                                    2,551,653           2,551,053
Sequoia Mortgage Trust, Series 5, Class A
   5.67% due 10/19/2026 (b)***                                      475,363             473,781
Structured Adjustable Rate Mortgage Loan Trust,
   Series 2004-1, Class 4A2
   4.58% due 02/25/2034 (b)***                                    1,660,300           1,657,561
Structured Adjustable Rate Mortgage Loan Trust,
   Series 2004-19, Class 2A1
   6.227% due 01/25/2035 (b)***                                   1,917,322           1,924,512
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR3 , Class 12A1
   5.54% due 05/25/2036 (b)***                                    2,594,353           2,593,866
Thornburg Mortgage Securities Trust,
   Series 2006-5, Class A1
   5.44% due 08/25/2036 (b)***                                    2,792,479           2,789,824
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16 , Class A1
   4.061% due 10/15/2041 ***                                      2,041,640           2,008,315
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1 , Class A1
   5.59% due 12/25/2027 (b)***                                    1,619,446           1,619,098
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR13 , Class A1A1
   5.61% due 10/25/2045 (b)***                                      403,350             405,454
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2 , Class 2A1A
   5.63% due 01/25/2045 (b)***                                      751,920             753,491
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6 , Class 2A1A
   5.55% due 04/25/2045 (b)***                                    1,303,115           1,305,216
Washington Mutual Mortgage Securities Corp.,
   Series 2006-AR3 , Class A1A
   5.758% due 02/25/2046 (b)***                                   2,303,311           2,314,433
Washington Mutual, Inc.,
   Series 2002-AR17, Class 1A
   5.864% due 11/25/2042 (b)***                                   1,507,017           1,509,616
Washington Mutual, Inc.,
   Series 2006-AR17, Class 1A1A
   5.958% due 12/25/2046 (b)***                                     700,000             700,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Wells Fargo Mortgage Backed Securities Trust,
   Series 2004-S , Class A1
   3.5394% due 09/25/2034 (b)***                          $       2,481,463   $       2,412,490
Wells Fargo Mortgage Backed Securities Trust,
   Series 2006-AR2 , Class 2A1
   4.95% due 03/25/2036 (b)***                                    2,478,181           2,461,530
                                                                              -----------------
                                                                                    124,452,501
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132,544,798)                                                           $     133,546,748
                                                                              -----------------
ASSET BACKED SECURITIES - 13.98%

UNITED STATES - 13.98%
ACE Securities Corp.,
   Series 2006-ASP4 , Class A2A
   5.37% due 08/25/2036 (b)***                                    2,485,757           2,485,369
ACE Securities Corp., Series 2006-HE1 , Class A2A
   5.40% due 02/25/2036 (b)***                                    1,426,319           1,426,571
ACE Securities Corp., Series 2006-NC1 , Class A2A
   5.39% due 12/25/2035 (b)***                                    1,306,050           1,306,277
ACE Securities Corp., Series 2006-NC1 , Class A2B
   5.47% due 12/25/2035 (b)***                                    2,500,000           2,502,345
Argent Securities, Inc.,
   Series 2005-W4 , Class A1A1
   5.44% due 02/25/2036 (b)***                                      950,433             950,493
Argent Securities, Inc., Series 2005-W4, Class A2A
   5.46% due 02/25/2036 (b)***                                      600,405             600,441
Argent Securities, Inc., Series 2006-M2 , Class A2A
   5.37% due 09/25/2036 (b)***                                    2,475,198           2,475,141
Asset Backed Funding Certificates,
   Series 2006-OPT1 , Class A3A
   5.36% due 09/25/2036 (b)***                                      746,825             746,808
Asset Backed Securities Corp., Home Equity
   Series 2006-HE3 , Class A3
   5.38% due 03/25/2036 (b)***                                    1,599,067           1,599,330
Countrywide Asset-Backed Certificates,
   Series 2006-1, Class AF1
   5.45% due 07/25/2036 (b)***                                    1,682,506           1,682,551
Countrywide Asset-Backed Certificates,
   Series 2006-3, Class 2A1
   5.39% due 06/25/2036 (b)***                                    1,727,048           1,727,370
Countrywide Asset-Backed Certificates,
   Series 2006-4, Class 2A1
   5.39% due 07/25/2036 (b)***                                    1,753,696           1,753,696
FBR Securitization Trust, Series 2005-5, Class AV21
   5.44% due 11/25/2035 (b)***                                      328,694             328,725
First Franklin Mortgage Loan Asset
   Backed Certificates,
   Series 2006-FF15, Class A3
   5.37% due 11/25/2036 (b)***                                    2,970,003           2,971,104
First NLC Trust, Series 2005-3, Class AV1
   5.43% due 12/25/2035 (b)***                                       65,796              65,797
First NLC Trust, Series 2005-4, Class A1
   5.44% due 02/25/2036 (b)***                                      225,063             225,079

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
GE-WMC Mortgage Securities LLC,
   Series 2005-2, Class A2A
   5.42% due 12/25/2035 (b)***                            $         175,771   $         175,798
GSAMP Trust, Series 2006-NC1 , Class A1
   5.39% due 02/25/2036 (b)***                                    1,559,508           1,559,508
GSAMP Trust, Series 2006-S1 , Class A2A
   5.41% due 11/25/2035 (b)***                                    1,533,994           1,534,233
GSAMP Trust, Series 2006-SD1 , Class A1
   5.44% due 12/25/2035 (b)***                                    1,356,298           1,356,510
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   5.42% due 11/25/2030 (b)***                                    1,080,466           1,080,487
Home Equity Asset Trust, Series 2005-8, Class 2A1
   5.43% due 02/25/2036 (b)***                                      451,965             452,043
Home Equity Mortgage Trust,
   Series 2006-1, Class A1A1
   5.41% due 05/25/2036 (b)***                                    1,010,278           1,010,435
Honda Auto Receivables Owner Trust,
   Series 2006-2 , Class A2
   5.42% due 12/22/2008 ***                                       2,500,000           2,503,351
Honda Auto Receivables Owner Trust,
   Series 2006-3, Class A1
   5.3418% due 11/15/2007 ***                                     2,838,824           2,838,622
HSI Asset Securitization Corp. Trust,
   Series 2006-HE2 , Class 2A1
   5.40% due 12/25/2036 (b)                                       3,200,000           3,200,000
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-FRE1, Class A2
   5.39% due 05/25/2035 (b)***                                      597,424             597,494
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WMC3, Class A2
   5.37% due 08/25/2036 (b)***                                    2,498,317           2,498,060
Long Beach Mortgage Loan Trust,
   Series 2004-4 , Class 1A1
   5.60% due 10/25/2034 (b)***                                    1,534,978           1,535,726
Long Beach Mortgage Loan Trust,
   Series 2005-3 , Class 2A1
   5.44% due 09/25/2035 (b)***                                       17,134              17,135
Long Beach Mortgage Loan Trust,
   Series 2006-2, Class 2A1
   5.39% due 03/25/2036 (b)***                                    1,340,470           1,340,600
Long Beach Mortgage Loan Trust,
   Series 2006-WL1 , Class 2A1
   5.41% due 01/25/2036 (b)***                                    3,473,688           3,474,112
Master Asset Backed Securities Trust,
   Series 2005-NC2 , Class A1
   5.43% due 11/25/2035 (b)***                                    1,230,842           1,230,974
Master Asset Backed Securities Trust,
   Series 2006-HE1 , Class A1
   5.40% due 01/25/2036 (b)***                                    1,347,611           1,347,772
Master Asset Backed Securities Trust,
   Series 2006-NC1 , Class A1
   5.40% due 01/25/2036 (b)***                                    1,294,064           1,294,264
Merrill Lynch Mortgage Investors Trust,
   Series 2006-RM5, Class A2A
   5.44% due 10/25/2037 (b)***                                      665,623             665,519

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
Morgan Stanley Capital I,
   Series 2006-NC2 , Class A2A
   5.39% due 02/25/2036 (b)***                            $       3,100,479   $       3,100,712
Nelnet Student Loan Trust, Series 2006-1, Class A1
   5.37% due 08/23/2011 (b)***                                    1,350,026           1,350,242
New Century Home Equity Loan Trust,
   Series 2005-B, Class A2A
   5.44% due 10/25/2035 (b)***                                      370,326             370,351
Newcastle Mortgage Securities Trust,
   Series 2006-1, Class A1
   5.39% due 03/25/2036 (b)***                                    1,382,762           1,382,974
Nomura Asset Acceptance Corp.,
   Series 2006-S1, Class A1
   5.46% due 01/25/2036 (b)***                                      487,044             487,196
Park Place Securities, Inc.,
   Series 2005-WHQ4, Class A2A
   5.43% due 09/25/2035 (b)***                                      100,742             100,744
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AV1
   5.43% due 09/25/2035 (b)***                                      434,634             434,624
Residential Asset Mortgage Products, Inc.,
   Series 2006-NC1, Class A1
   5.40% due 01/25/2036 (b)***                                    1,082,779           1,082,779
Residential Asset Mortgage Products, Inc.,
   Series 2006-NC2 , Class A1
   5.40% due 02/25/2036 (b)***                                    2,882,571           2,882,571
Residential Asset Mortgage Products, Inc.,
   Series 2006-RS1 , Class AI1
   5.40% due 01/25/2036 (b)***                                    1,473,869           1,473,958
Residential Asset Securities Corp.,
   Series 2005-KS12 , Class A1
   5.41% due 01/25/2036 (b)***                                      336,630             336,673
Residential Asset Securities Corp.,
   Series 2006-EMX1, Class A1
   5.40% due 01/25/2036 (b)***                                    1,494,888           1,495,050
Residential Asset Securities Corp.,
   Series 2006-KS2, Class A1
   5.39% due 03/25/2036 (b)***                                      687,539             687,539
Residential Asset Securities Corp.,
   Series 2006-KS6 , Class A1
   5.36% due 08/25/2036 (b)***                                    2,498,699           2,498,819
Residential Asset Securities Corp.,
   Series 2006-KS7 , Class A1
   5.37% due 09/25/2036 (b)***                                    2,662,546           2,662,131
Residential Asset Securities Corp.,
   Series 2006-KS9, Class AI1
   5.39% due 11/25/2036 (b)***                                    3,267,086           3,267,304
Securitized Asset Backed Receivables LLC Trust,
   Series 2005-FR4, Class A2A
   5.44% due 01/25/2036 (b)***                                      206,061             206,075
Soundview Home Equity Loan Trust,
   Series 2005-A , Class A
   5.49% due 04/25/2035 (b)***                                      128,608             128,622
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   5.43% due 05/25/2035 (b)***                                       11,914              11,912

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
Soundview Home Equity Loan Trust,
   Series 2006-EQ1, Class A1
   5.37% due 10/25/2036 (b)***                            $       2,735,594   $       2,735,531
Specialty Underwriting & Residential Finance,
   Series 2006-BC1, Class A2A
   5.40% due 12/25/2036 (b)***                                    1,747,753           1,748,198
Structured Asset Investment Loan Trust,
   Series 2005-6, Class A7
   5.41% due 07/25/2035 (b)***                                      298,381             298,407
Structured Asset Securities Corp., Series 2006-11,
   Class A1
   5.345% due 10/25/2035 (b)***                                   1,800,000           1,795,005
Structured Asset Securities Corp.,
   Series 2005-S6 , Class A1
   5.43% due 11/25/2035 (b)***                                       63,361              63,353
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   5.45% due 12/25/2035 (b)***                                    1,615,406           1,615,491
Wells Fargo Home Equity Trust,
   Series 2005-2, Class AI1A
   5.55% due 10/25/2035 (b)***                                    2,825,451           2,827,780
Wells Fargo Home Equity Trust,
   Series 2005-3, Class AII2
   5.56% due 11/25/2035 (b)***                                    3,000,000           3,006,125
Wells Fargo Home Equity Trust,
   Series 2005-4, Class AII1
   5.44% due 12/25/2035 (b)***                                    1,876,313           1,876,505
                                                                              -----------------
                                                                                     92,486,411
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $92,475,391)                                                            $      92,486,411
                                                                              -----------------

OPTIONS - 0.66%

GERMANY - 0.00%
Federal Republic of Germany
   Expiration 02/21/2007 at $108.50 *                               130,000               1,724

UNITED STATES - 0.66%
Chicago Board of Trade American Put United
   States Treasury Bonds Futures
   Expiration 02/23/2007 at $102.00 *                             1,384,000              21,625
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 09/17/2007 at $90.25 *                              1,132,500               2,831
   Expiration 09/17/2007 at $90.75 *                                272,500                 681
   Expiration 03/19/2007 at $92.00 *                                500,000               1,250
   Expiration 12/18/2006 at $92.50 *                                137,500                 344
   Expiration 12/18/2006 at $94.125 *                               812,500               2,031
Over The Counter European Purchase
   Put Treasury Inflationary Index, 6.00%
   Expiration 02/05/2007 at $87.50 *                             40,000,000                   0
Over The Counter European Style Call
   Expiration 12/22/2006 at $4.80 *                              18,200,000               6,698
   Expiration 06/06/2007 at $4.85 *                              16,300,000              34,129
   Expiration 07/02/2007 at $4.90 *                              50,000,000             163,438
   Expiration 03/08/2007 at $5.00 *                              28,000,000             123,788
   Expiration 03/08/2007 at $5.00 *                              65,000,000             288,925

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
OPTIONS (CONTINUED)

UNITED STATES (CONTINUED)

Over The Counter European Style Call (continued)
   Expiration 03/08/2007 at $5.00 *                               7,000,000   $          31,115
   Expiration 12/20/2007 at $5.00 *                              52,300,000             503,329
   Expiration 05/17/2007 at $5.00 *                              10,300,000              16,327
   Expiration 05/11/2007 at $5.00 *                              14,000,000              20,869
   Expiration 06/15/2007 at $5.00 *                               8,600,000              19,144
   Expiration 06/15/2007 at $5.00 *                              12,200,000              27,158
   Expiration 06/15/2007 at $5.00 *                              21,000,000              46,748
   Expiration 05/08/2007 at $5.15 *                              33,000,000             260,535
   Expiration 09/14/2007 at $5.15 *                              24,500,000             138,994
   Expiration 09/14/2007 at $5.15 *                              10,500,000              96,577
   Expiration 09/14/2007 at $5.188 *                             28,000,000             175,842
   Expiration 05/23/2007 at $5.20 *                              78,100,000             698,917
   Expiration 05/09/2007 at $5.20 *                             190,600,000           1,661,441
   Expiration 09/14/2007 at $5.20125 *                            3,500,000              28,730
                                                                              -----------------
                                                                                      4,371,466
                                                                              -----------------
TOTAL OPTIONS (Cost $3,166,332)                                               $       4,373,190
                                                                              -----------------
SHORT TERM INVESTMENTS - 17.43%

Barclays Bank PLC NY
   5.265% due 01/29/2007 ***                              $       1,500,000   $       1,502,777
Kingdom of Belgium
   zero coupon due 12/14/2006 ***                         EUR    57,000,000          75,503,476
BNP Paribas
   5.262% due 05/28/2008 ***                              $       3,400,000           3,397,892
Countrywide Bank N.A.
   5.35% due 08/16/2007 (b)***                                    2,600,000           2,599,816
Fortis Bank
   5.265% due 04/28/2008 ***                                      1,500,000           1,499,010
Nordea Bank Finland PLC
   5.307% due 05/28/2008 ***                                      1,900,000           1,898,685
Royal Bank of Scotland Group PLC
   5.267% due 12/01/2006 ***                                        920,000             922,799
Skandinaviska Enskilda Banken AB
   5.271% due 10/03/2007 ***                                      1,600,000           1,599,557
   5.302% due 02/04/2008 ***                                      1,700,000           1,699,784
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           12,160,406          12,160,406
Time Warner, Inc.
   5.39% due 01/25/2007 ***                                       1,400,000           1,388,472
Total SA
   5.30% due 12/01/2006 ***                                       4,800,000           4,800,000
U.S. Treasury Bills
   zero coupon due 12/14/2006 *** ****                            4,950,000           4,941,367
UniCredito Italiano SpA
   5.226% due 12/03/2007 ***                                      1,400,000           1,399,589
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $111,970,563)                                                        $     115,313,630
                                                                              -----------------

GLOBAL BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 1.66%

Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $10,961,203 on 12/01/2006,
   collateralized by $10,830,000
   Federal National Mortgage
   Association, 5.45% due
   10/18/2021 (valued at
   $11,181,975, including interest) (c)                   $      10,960,000   $      10,960,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,960,000)                                                         $      10,960,000
                                                                              -----------------
TOTAL INVESTMENTS (GLOBAL BOND FUND)
   (COST $778,573,277) - 120.11%                                              $     794,705,774

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.11)%                                   (133,042,039)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     661,663,735
                                                                              =================

GLOBAL REAL ESTATE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT               VALUE
                                                          -----------------   -----------------
(none)                                                               48,000   $               0
                                                                              -----------------
TOTAL (NONE) (Cost $0)                                                        $               0
                                                                              -----------------

COMMON STOCKS - 98.08%

AUSTRALIA - 10.40%
Abacus Property Group                                             1,509,971           2,146,091
Aspen Group                                                       1,171,316           1,683,265
Becton Property Group *                                             101,126             237,152
Centro Properties Group, Ltd.                                       839,368           5,699,779
Centro Retail Group                                               1,265,886           1,869,147
Charter Hall Group *                                              1,705,917           2,720,924
FKP Property Group (a)                                              252,280           1,233,050
General Property Trust, Ltd.                                      1,157,910           4,717,715
Grand Hotel Group                                                   688,648             723,196
Lend Lease Corp.                                                    119,790           1,655,258
Macquarie DDR Trust (a)                                           2,634,265           2,672,820
Macquarie Goodman Group, Ltd.                                       964,413           5,376,191
Mirvac Group, Ltd.                                                  225,357             943,092
Stockland Company, Ltd. (a)                                         853,333           5,316,217
Westfield Group                                                     323,619           4,970,050
                                                                              -----------------
                                                                                     41,963,947

BERMUDA - 0.90%
Hopson Development Holdings, Ltd., GDR                              500,000           1,236,798
Kerry Properties, Ltd.                                              600,000           2,399,028
                                                                              -----------------
                                                                                      3,635,826

CANADA - 4.79%
Brookfield Properties Corp.                                         163,580           6,567,737
Canadian Apartment Properties, REIT                                  87,550           1,413,717
Canadian Real Estate Investment Trust                               153,250           4,187,907
Morguard Real Estate Investment Trust *                             209,050           2,417,716
RioCan Real Estate Investment Trust                                 214,700           4,749,792
                                                                              -----------------
                                                                                     19,336,869

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT             VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHINA - 1.08%
China Overseas Land & Investment, Ltd.                            1,988,000   $       2,172,496
Shui On Land Ltd *                                                2,500,000           2,175,967
                                                                              -----------------
                                                                                      4,348,463

DENMARK - 0.33%
Sjaelso Gruppen A/S                                                   4,000           1,343,485

FINLAND - 0.74%
Technopolis Oyj                                                     350,000           2,970,354

FRANCE - 1.14%
Fonciere Des Regions                                                  5,000             848,672
Orco Property Group (a)                                              15,000           1,851,830
Unibail (a)                                                           8,000           1,888,296
                                                                              -----------------
                                                                                      4,588,798

GERMANY - 1.06%
Colonia Real Estate AG * (a)                                         48,000           2,164,115
Deutsche Wohnen AG *                                                 12,900             829,131
Patrizia Immobilien AG * (a)                                         50,000           1,266,378
                                                                              -----------------
                                                                                      4,259,624

GREECE - 0.25%
Eurobank Properties Real Estate Investment
   Company                                                           49,650           1,023,129

HONG KONG - 5.37%
China Resources Land, Ltd.                                        1,099,000           1,113,391
Hang Lung Properties, Ltd.                                        1,996,592           4,451,046
Link, REIT *                                                      1,200,000           2,477,710
Sun Hung Kai Properties, Ltd.                                     1,200,000          13,607,349
                                                                              -----------------
                                                                                     21,649,496

ITALY - 1.52%
Beni Stabili SpA (a)                                                127,500             177,525
Pirelli & C Real Estate SpA                                          15,000           1,036,706
Risanamento SpA                                                     560,000           4,927,074
                                                                              -----------------
                                                                                      6,141,305

JAPAN - 14.33%
Aeon Mall Company, Ltd. * (a)                                        71,000           3,747,837
Diamond City Company, Ltd.                                           56,000           2,461,752
Japan Real Estate Investment Corp.                                      100           1,029,768
Japan Retail Fund, REIT                                                 149           1,165,594
Mitsubishi Estate Company, Ltd.                                     740,000          18,314,296
Mitsui Fudosan Company, Ltd.                                        610,000          14,357,909
Nippon Building Fund, Inc. (a)                                          595           7,311,353
Nippon Commercial Investment Corp *                                     181             740,853
Sumitomo Realty &
   Development Company, Ltd. (a)                                    272,000           8,685,358
                                                                              -----------------
                                                                                     57,814,720

NETHERLANDS - 0.59%
Plaza Centers NV *                                                  328,550           1,193,620
Rodamco Europe NV                                                    10,000           1,208,695
                                                                              -----------------
                                                                                      2,402,315

NORWAY - 0.55%
NorGani Hotels ASA *                                                150,000           1,682,052

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

NORWAY (CONTINUED)
Norwegian Property ASA *                                             58,950   $         550,872
                                                                              -----------------
                                                                                      2,232,924

PHILIPPINES - 0.28%
Megaworld Corp.                                                  26,093,000           1,146,598

RUSSIA - 0.22%
Sistema Hals *                                                       73,250             899,510

SINGAPORE - 4.35%
CapitaLand, Ltd. *                                                  730,000           2,967,769
CapitaMall Trust * (a)                                            1,810,000           3,249,488
CDL Hospitality Trusts, REIT *                                    2,387,000           1,971,893
Hong Kong Land Holdings, Ltd.                                     1,795,000           6,856,900
The Ascott Group, Ltd.                                            3,100,000           2,520,571
                                                                              -----------------
                                                                                     17,566,621

SPAIN - 0.30%
Renta Corp Real Estate SA * (a)                                      30,000           1,199,015

SWEDEN - 0.75%
Castellum AB                                                         50,000             634,778
Lennart Wallenstam Byggnads AB                                      135,000           2,390,569
                                                                              -----------------
                                                                                      3,025,347

THAILAND - 0.15%
Land & Houses PCL, Foreign Shares                                 2,500,000             588,850

UNITED KINGDOM - 13.58%
Big Yellow Group PLC                                                125,000           1,413,445
British Land Company PLC                                            320,000           9,596,610
Brixton PLC                                                         100,000           1,073,160
Derwent Valley Holdings PLC (a)                                      70,000           2,623,039
Develica Deutschland, Ltd. *                                      2,700,000           3,437,123
Equest Balkan Properties PLC *                                      650,000           1,411,107
Great Portland Estates PLC                                          100,000           1,207,059
Hammerson PLC                                                       233,000           6,625,079
Land Securities Group PLC                                           295,000          12,343,801
Macau Property Opp. Fund, Ltd. *                                    528,500           1,069,288
Minerva PLC *                                                       250,000           1,815,265
Northern European Properties Ltd *                                  910,200           1,267,320
Slough Estates PLC                                                  420,000           6,037,263
South African Property Opportunities PLC *                          939,000           1,885,966
Terrace Hill Group PLC                                              935,522           1,501,342
Unite Group PLC                                                     150,000           1,473,134
                                                                              -----------------
                                                                                     54,780,001

UNITED STATES - 35.40%
AMB Property Corp., REIT                                             64,680           3,962,944
Apartment Investment & Management
   Company, Class A, REIT                                            69,580           4,010,591
Archstone-Smith Trust, REIT (a)                                     152,100           9,122,958
Avalon Bay Communities, Inc., REIT                                   75,510          10,048,871
BioMed Realty Trust, Inc., REIT                                      36,640           1,106,528
Boston Properties, Inc., REIT                                        49,490           5,792,804
Digital Realty Trust, Inc., REIT                                     90,700           3,305,108
Equity Lifestyle Properties, Inc., REIT                              43,880           2,280,444
Equity Office Properties Trust, REIT                                148,200           7,143,240

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Equity Residential, REIT                                             87,160   $       4,642,142
Essex Property Trust, Inc., REIT (a)                                 30,070           3,970,443
Extra Space Storage, Inc., REIT                                      27,300             502,866
Federal Realty Investment Trust, REIT                                48,940           4,168,709
FelCor Lodging Trust, Inc., REIT                                     67,300           1,481,273
Health Care REIT, Inc.                                               17,800             746,354
Host Hotels & Resorts, Inc., REIT                                   333,810           8,418,688
LTC Properties, Inc., REIT                                           59,880           1,653,886
Mack-California Realty Corp., REIT                                   29,950           1,636,468
Nationwide Health Properties, Inc., REIT                             90,420           2,675,528
ProLogis, REIT                                                       73,140           4,766,534
Public Storage, Inc., REIT                                           79,450           7,649,446
Regency Centers Corp., REIT                                          81,130           6,407,647
Simon Property Group, Inc., REIT                                    141,390          14,418,952
SL Green Realty Corp., REIT                                          36,400           4,922,736
Sovran Self Storage, Inc., REIT                                      19,650           1,149,525
Starwood Hotels & Resorts Worldwide, Inc.                            35,589           2,283,746
Tanger Factory Outlet Centers, Inc., REIT                            41,750           1,645,785
Taubman Centers, Inc., REIT                                          51,150           2,529,879
The Macerich Company, REIT                                           77,900           6,658,113
Ventas, Inc., REIT                                                   52,230           2,034,358
Vornado Realty Trust, REIT                                           92,630          11,681,569
                                                                              -----------------
                                                                                    142,818,135
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $339,210,944)                                       $     395,735,332
                                                                              -----------------

SHORT TERM INVESTMENTS - 8.67%
State Street Navigator Securities
   Lending Prime Portfolio (c)                               $   34,972,371   $      34,972,371
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $34,972,371)                                                         $      34,972,371
                                                                              -----------------
TOTAL INVESTMENTS (GLOBAL REAL ESTATE FUND)
   (COST $374,183,315) - 106.75%                                              $     430,707,703
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.75)%                                     (27,224,614)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     403,483,089
                                                                              =================

The portfolio had the following five top industry concentrations as of November 30, 2006 (as a percentage of total net assets):

Real Estate                                                               91.57%
Commercial Services                                                        3.56%
Investment Companies                                                       1.49%
Hotels & Restaurants                                                       0.98%
Building Materials & Construction                                          0.33%

HIGH INCOME FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 18.91%

AIR TRAVEL - 1.46%
AMR Corp. * (a)                                                     149,600   $       4,781,216

BROADCASTING - 2.65%
Canadian Satellite Radio Holdings, Inc. *                           402,947           2,700,788
XM Satellite Radio Holdings, Inc., Class A * (a)                    411,650           5,944,226
                                                                              -----------------
                                                                                      8,645,014

CABLE AND TELEVISION - 3.47%
Charter Communications, Inc., Class A * (a)                         414,100           1,221,595
Comcast Corp.-Special Class A *                                     250,650          10,096,182
                                                                              -----------------
                                                                                     11,317,777

CELLULAR COMMUNICATIONS - 0.26%
Dobson Communications Corp., Class A *                               99,650             861,973

COAL - 2.71%
Great Lakes Carbon Income Fund                                      985,301           8,848,587

COMMERCIAL SERVICES - 0.18%
Paragon Shipping, Inc. *                                             60,000             600,000

CONTAINERS & GLASS - 0.00%
Pliant Corp. *                                                           78               3,900

LEISURE TIME - 1.88%
Isle of Capri Casinos, Inc. * (a)                                   221,850           6,127,497

MINING - 1.93%
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                                          100,000           6,287,000

SANITARY SERVICES - 1.23%
Allied Waste Industries, Inc. *                                     317,050           4,020,194

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.22%
Chunghwa Telecom Company, Ltd., ADR                                 208,817           3,967,523

TELEPHONE - 1.92%
Sprint Nextel Corp.                                                 321,650           6,275,392
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $56,398,024)                                        $      61,736,073
                                                                              -----------------

PREFERRED STOCKS - 0.07%

CONTAINERS & GLASS - 0.07%

Pliant Corp., Series AA * (a)                                           685             239,750
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $338,723)                                        $         239,750
                                                                              -----------------
CORPORATE BONDS - 73.58%

ADVERTISING - 1.43%
Vertis, Inc.
   9.75% due 04/01/2009                                   $       3,108,000           3,185,700
   10.875% due 06/15/2009 (a)                                     1,500,000           1,492,500
                                                                              -----------------
                                                                                      4,678,200

AEROSPACE - 0.38%
Argo-Tech Corp.
   9.25% due 06/01/2011                                           1,195,000           1,239,813

AIR TRAVEL - 12.44%
Alaska Airlines, Inc., Series D
   9.50% due 04/12/2012                                             123,607             113,384

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL (CONTINUED)
American Airlines Inc, Series 91B2
   10.32% due 07/30/2014                                  $         980,000   $       1,019,200
American Airlines Inc., Series 90-K
   9.93% due 06/15/2010                                             512,000             519,040
AMR Corp., Series MTNB
   10.40% due 03/10/2011                                          4,500,000           4,505,625
Delta Airlines
   12.7725% due 03/16/2008 (f)                                    1,500,000           1,538,250
Northwest Airlines Corp.
   6.625% due 05/15/2023 ##                                      15,690,000          12,963,862
   7.625% due 11/15/2023 ## (a)                                   8,085,000           6,710,550
   10.00% due 02/01/2009 ## (a)                                   2,140,000           1,786,900
Northwest Airlines, Inc.
   7.626% due 04/01/2010 ##                                       1,785,863           1,669,782
   9.875% due 03/15/2007 ## (a)                                   2,840,000           2,442,400
United AirLines Inc., Series 00-2
   7.762% due 10/01/2049 ##                                       8,339,361           7,338,638
                                                                              -----------------
                                                                                     40,607,631

BROADCASTING - 4.26%
Canadian Satellite Radio Holdings, Inc., ADR
   12.75% due 02/15/2014                                          3,500,000           3,486,875
XM Satellite Radio Holdings, Inc.
   1.75% due 12/01/2009 (a)                                       3,585,000           2,988,994
XM Satellite Radio, Inc.
   9.75% due 05/01/2014 (a)                                       3,060,000           3,029,400
   9.8713% due 05/01/2013 (b)                                     4,575,000           4,414,875
                                                                              -----------------
                                                                                     13,920,144

BUILDING MATERIALS & CONSTRUCTION - 0.63%
Brand Services, Inc.
   12.00% due 10/15/2012                                            864,000             960,249
Odebrecht Overseas, Ltd.
   9.625% due 12/31/2049                                          1,006,000           1,086,078
                                                                              -----------------
                                                                                      2,046,327

BUSINESS SERVICES - 0.29%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                           276,000             282,900
Buhrmann US, Inc.
   7.875% due 03/01/2015                                            130,000             125,450
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                             496,000             528,557
                                                                              -----------------
                                                                                        936,907

CABLE AND TELEVISION - 7.22%
Adelphia Communications Corp.
   10.25% due 11/01/2006 ##                                         985,000             829,863
Adelphia Communications Corp., Series B
   7.75% due 01/15/2009 ##                                        3,000,000           2,565,000
   9.875% due 03/01/2007 ##                                       1,965,000           1,680,075
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                          1,986,000           1,998,413
Century Communications
   8.375% due 12/15/2007 ## (a)                                   1,000,000           1,170,000
Charter Communications Holdings I LLC
   11.75 due 05/15/2014                                           4,340,000           3,775,800

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Charter Communications Holdings II LLC
   10.25% due 09/15/2010                                  $       1,345,000   $       1,405,525
Charter Communications Inc.
   5.875% due 11/16/2009                                            459,000             639,731
Charter Communications Operating LLC
   8.00% due 04/30/2012                                           5,400,000           5,548,500
DirecTV Holdings LLC
   8.375% due 03/15/2013                                            925,000             960,844
Insight Communications, Inc.
   12.25 due 02/15/2011                                              74,000              77,792
Shaw Communications, Inc.
   8.25% due 04/11/2010                                              18,000              19,057
Young Broadcasting, Inc.
   8.75% due 01/15/2014                                              37,000              31,820
   10.00% due 03/01/2011 (a)                                      3,034,000           2,867,130
                                                                              -----------------
                                                                                     23,569,550

CELLULAR COMMUNICATIONS - 6.65%
American Cellular Corp., Series B
   10.00% due 08/01/2011                                          3,890,000           4,103,950
American Tower Corp.
   5.00% due 02/15/2010                                             441,000             439,346
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                                      2,430,000           2,539,350
   10.75% due 12/15/2008                                             92,000              92,230
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                            441,000             459,743
   8.875% due 10/01/2013 (a)                                      6,250,000           6,296,875
Nextel Communications, Inc.
   6.875% due 10/31/2013                                            662,000             676,895
Rural Cellular Corp.
   9.75% due 01/15/2010 (a)                                       6,925,000           7,098,125
                                                                              -----------------
                                                                                     21,706,514

CHEMICALS - 1.97%
Ethyl Corp.
   8.875% due 05/01/2010                                          2,446,000           2,574,415
FMC Corp.
   7.00% due 05/15/2008                                             423,000             431,239
   7.75% due 07/01/2011                                             901,000             970,622
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                         1,673,000           1,698,095
Johnson Diversey, Inc., Series B
   9.625% due 05/15/2012                                             18,000              18,630
Rhodia SA
   10.25% due 06/01/2010                                            644,000             732,550
                                                                              -----------------
                                                                                      6,425,551

CONTAINERS & GLASS - 3.36%
BWAY Corp.
   10.00% due 10/15/2010                                            675,000             707,063
Graphic Packaging International Corp.
   9.50% due 08/15/2013 (a)                                       2,750,000           2,832,500
Pliant Corp.
   11.125% due 09/01/2009 ##                                        552,000             538,200
   11.625% due 06/15/2009 ##                                        761,850             864,700
   13.00% due 07/15/2010 ## (a)                                      90,000              45,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Stone Container Corp.
   9.75% due 02/01/2011                                   $       4,078,000   $       4,205,437
Stone Container Finance
   7.375% due 07/15/2014                                             18,000              16,380
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)                                      1,949,000           1,754,100
                                                                              -----------------
                                                                                     10,963,380

COSMETICS & TOILETRIES - 0.43%
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                          1,324,000           1,419,990

ELECTRICAL UTILITIES - 1.03%
CMS Energy Corp.
   8.50% due 04/15/2011                                              37,000              40,423
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                          2,945,000           3,335,212
                                                                              -----------------
                                                                                      3,375,635

ELECTRONICS - 1.45%
Delphi Corp.
   8.25% due 10/15/2033 ## (a)                                    1,000,000             960,000
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                                        919,000             635,259
   10.00% due 02/15/2009 (a)                                      2,170,000           2,018,100
NXP BV/NXP Funding LLC
   7.875% due 10/15/2014                                          1,085,000           1,114,837
                                                                              -----------------
                                                                                      4,728,196

ENERGY - 0.45%
Exide Technologies
   10.50% due 03/15/2013                                          1,600,000           1,468,000

FINANCIAL SERVICES - 3.70%
JSG Funding PLC
   9.625% due 10/01/2012                                            820,000             867,150
Metallurg Holdings, Inc.
   10.50% due 10/01/2010 (a)                                      3,500,000           3,552,500
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                                   1,122,000             976,140
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                                         221,000             205,530
Ucar Finance, Inc.
   10.25% due 02/15/2012                                          6,157,000           6,495,635
                                                                              -----------------
                                                                                     12,096,955

FOOD & BEVERAGES - 1.52%
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
      11/01/2008 due 11/01/2011                                   4,360,000           3,880,400
Constellation Brands, Inc., Series B
   8.125% due 01/15/2012                                             55,000              57,337
Dole Food Company, Inc.
   7.25% due 06/15/2010                                           1,100,000           1,035,375
                                                                              -----------------
                                                                                      4,973,112

HEALTHCARE PRODUCTS - 0.14%
Sybron Dental Specialties, Inc.
   8.125% due 06/15/2012                                            423,000             445,379

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOLDINGS COMPANIES/CONGLOMERATES - 2.83%
UAL Corp.
   5.00% due 02/01/2021                                   $       8,260,000   $       9,228,072

HOMEBUILDERS - 0.02%
Meritage Homes Corp.
   7.00% due 05/01/2014                                              18,000              17,370
Standard Pacific Corp.
   6.50% due 10/01/2008 (a)                                          37,000              36,954
                                                                              -----------------
                                                                                         54,324

HOTELS & RESTAURANTS - 1.30%
CCM Merger, Inc.
   8.00% due 08/01/2013                                           2,023,000           1,952,195
Turning Stone Resort Casino
   9.125% due 09/15/2014                                            690,000             705,525
   9.125% due 12/15/2010                                          1,563,000           1,605,983
                                                                              -----------------
                                                                                      4,263,703

INDUSTRIALS - 0.18%
Doe Run Resources Corp., Series AI
   11.75% due 11/01/2008                                            591,000             582,135

LEISURE TIME - 7.11%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                                           3,500,000           3,508,750
   9.6238% due 08/15/2010 (b)                                     1,970,000           2,034,025
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                             18,000              18,585
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                            460,000             477,825
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                                           2,262,000           2,335,515
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                                        975,000             799,500
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                                           1,800,000           1,800,000
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                          2,460,000           2,472,300
Majestic Star Casino LLC
   9.75% due 01/15/2011                                           2,750,000           2,557,500
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                             750,000             765,000
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015 (a)                                       6,500,000           6,451,250
                                                                              -----------------
                                                                                     23,220,250

MANUFACTURING - 0.36%
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                          1,287,000           1,164,735

MEDICAL-HOSPITALS - 2.15%
Alliance Imaging, Inc.
   7.25% due 12/15/2012 (a)                                       2,000,000           1,860,000
HealthSouth Corp.
   11.4181% due 06/15/2014 (b)                                    5,000,000           5,168,750
                                                                              -----------------
                                                                                      7,028,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS - 0.61%
Mueller Group, Inc.
   10.00% due 05/01/2012                                  $       1,124,000   $       1,222,350
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                                     872,000             767,360
                                                                              -----------------
                                                                                      1,989,710

MINING - 1.64%
Freeport-McMoran Copper & Gold, Inc.
   10.125% due 02/01/2010                                         5,085,000           5,364,675

PAPER - 2.99%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                                             347,000             263,720
   7.75% due 06/15/2011                                             846,000             759,285
Boise Cascade LLC
   7.125% due 10/15/2014                                          2,813,000           2,700,480
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                              55,000              52,800
Bowater, Inc.
   9.50% due 10/15/2012                                           1,269,000           1,284,863
Buckeye Technologies, Inc.
   9.25% due 09/15/2008                                           1,030,000           1,030,000
Newark Group, Inc.
   9.75% due 03/15/2014                                           1,581,000           1,581,000
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                            441,000             413,437
Pope & Talbot, Inc.
   8.375% due 06/01/2013                                            400,000             318,000
   8.375% due 06/01/2013                                          1,700,000           1,351,500
                                                                              -----------------
                                                                                      9,755,085

PETROLEUM SERVICES - 0.79%
Hanover Compressor Company
   8.625% due 12/15/2010                                            846,000             879,840
Hanover Equipment Trust
   8.75% due 09/01/2011                                           1,600,000           1,668,000
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                                              37,000              40,119
                                                                              -----------------
                                                                                      2,587,959

PUBLISHING - 0.68%
Block Communications, Inc.
   8.25% due 12/15/2015                                           2,243,000           2,214,963

RETAIL - 0.52%
Eye Care Centers of America
   10.75% due 02/15/2015                                          1,545,000           1,684,050

RETAIL GROCERY - 0.08%
CA FM Lease Trust
   8.50% due 07/15/2017                                             257,221             278,509

RETAIL TRADE - 0.87%
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                                           3,177,000           2,851,357

SANITARY SERVICES - 1.46%
Allied Waste North America, Inc.
   4.25% due 04/15/2034                                           5,000,000           4,756,250

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

STEEL - 0.09%
United States Steel LLC
   10.75% due 08/01/2008                                  $          18,000   $          19,575
WCI Steel Acquisition, Inc.
   8.00% due 05/01/2016                                             290,000             284,925
                                                                              -----------------
                                                                                        304,500

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.24%
Mobile Satellite Ventures LP
   zero coupon, Step up to 14% on
      04/01/2010 due 04/01/2013                                   1,190,000             797,300

TOBACCO - 1.03%
Alliance One International, Inc.
   11.00% due 05/15/2012                                          1,275,000           1,351,500
North Atlantic Trading Company
   9.25% due 03/01/2012                                           2,265,000           2,004,525
                                                                              -----------------
                                                                                      3,356,025

TRAVEL SERVICES - 1.28%
TDS Investor Corp.
   9.875% due 09/01/2014                                          4,250,000           4,191,562
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $225,405,708)                                     $     240,275,198
                                                                              -----------------

CONVERTIBLE BONDS - 3.90%
AIR TRAVEL - 3.90%
AMR Corp.
   4.25% due 09/23/2023 (a)                                       6,460,000          12,734,275
                                                                              -----------------
TOTAL CONVERTIBLE BONDS (Cost $10,155,394)                                    $      12,734,275
                                                                              -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.90%
SBA CMBS Trust, Series 2006-1A, Class H
   7.389% due 11/15/2036                                          1,520,000           1,563,996
SBA CMBS Trust, Series 2006-1A, Class J
   7.825% due 11/15/2036                                          1,325,000           1,362,886
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,844,942)                                                             $       2,926,882
                                                                              -----------------

ASSET BACKED SECURITIES - 0.48%
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                                          1,525,000           1,566,134
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,539,942)                                                          $       1,566,134
                                                                              -----------------

OPTIONS - 0.00%
PUT OPTIONS - 0.00%
Tesoro Corp.
   Expiration 01/20/2007 at $50.00 *                                101,600               5,080
                                                                              -----------------
TOTAL OPTIONS (Cost $194,569)                                                 $           5,080
                                                                              -----------------

SHORT TERM INVESTMENTS - 26.30%
Federal Home Loan Bank Discount Notes
   5.18% due 12/01/2006                                   $       2,300,000   $       2,300,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)

State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      83,596,547   $      83,596,547
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $85,896,547)                                                         $      85,896,547
                                                                              -----------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $99,011 on 12/01/2006,
   collateralized by $105,000 Federal
   National Mortgage Association,
   5.75% due 03/07/2022 (valued at
   $103,950, including interest) (c)                      $          99,000   $          99,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $99,000)                                                             $          99,000
                                                                              -----------------
TOTAL INVESTMENTS (HIGH INCOME FUND)
   (COST $382,872,849) - 124.17%                                              $     405,478,939
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.17)%                                    (78,940,408)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     326,538,531
                                                                              =================

HIGH YIELD FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 0.09%

CELLULAR COMMUNICATIONS - 0.08%
American Tower Corp., Class A *                                      28,420   $       1,076,265

HOUSEHOLD PRODUCTS - 0.01%
Home Interiors *                                                  9,260,656              92,607

INTERNET CONTENT - 0.00%
Globix Corp. * (a)                                                   15,039              66,172

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
XO Holdings, Inc. * (a)                                                 821               3,382
                                                                              -----------------
TOTAL COMMON STOCKS
   (Cost $3,122,124)                                                          $       1,238,426
                                                                              -----------------
PREFERRED STOCKS - 0.21%

BROADCASTING - 0.08%
Spanish Broadcasting System, Series B *                               1,000           1,100,000

CRUDE PETROLEUM & NATURAL GAS - 0.13%
Chesapeake Energy Corp. * (a)                                         5,993           1,701,233
                                                                              -----------------
TOTAL PREFERRED STOCKS
   (Cost $2,578,566)                                                          $       2,801,233
                                                                              -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 8.70%

REPUBLIC OF VENEZUELA - 0.01%
Republic of Venezuela
   (Expiration date 04/15/2020; strike
   price $26.00)                                                    305,000              98,363

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 8.70%

ARGENTINA - 0.53%
Republic of Argentina
   0.6245% due 12/15/2035 (b)                             $          48,000   $           6,173
   0.6491% due 12/15/2035 (b)                             ARS     5,863,355             216,081
   0.6618% due 12/15/2035 (b)                             EUR       587,000              97,299
   2.00% due 01/03/2010 (b)                               ARS     1,870,000             960,538
   5.59% due 08/03/2012 (b)                               $       1,000,700             714,500
   5.83% due 12/31/2033 (b)                               ARS       858,956             389,104
   7.00% due 03/18/2049                                   EUR 6,100,000,000           1,322,213
   7.00% due 03/18/2004 ##                                          625,000             255,679
   7.625 due 08/11/2007                                         505,000,000             101,594
   8.00% due 02/26/2008                                             304,137             126,032
   8.00% due 10/30/2009                                         175,000,000              34,085
   8.125% due 04/21/2008                                            625,000             248,842
   8.125% due 10/04/2049 ##                                         375,000             148,186
   8.50% due 02/23/2049                                           2,400,000             510,126
   9.00% due 05/26/2009                                             100,000              39,880
   9.00% due 06/20/2049                                             600,000             242,667
   9.25% due 10/21/2049 ##                                          225,000              88,613
   9.50% due 03/04/2049                                             456,000             190,474
   9.75% due 11/26/2049                                             425,000             166,254
   10.00% due 02/22/2007                                            775,000             319,611
   11.75% due 05/20/2011 (a)                                      2,425,000             512,152
   11.75% due 11/13/2026                                          1,800,000             372,221
                                                                              -----------------
                                                                                      7,062,324

BRAZIL - 1.56%
Federative Republic of Brazil
   7.125% due 01/20/2037 (a)                              $       1,875,000           1,992,188
   8.00% due 01/15/2018                                           6,325,000           7,055,537
   8.25% due 01/20/2034 (a)                                       5,850,000           7,040,475
   8.75% due 02/04/2025                                           1,395,000           1,711,665
   8.875% due 10/14/2019 (a)                                        500,000             613,250
   10.50% due 07/14/2014 (a)                                        225,000             286,875
   11.00% due 08/17/2040 (a)                                      1,473,000           1,959,090
                                                                              -----------------
                                                                                     20,659,080

COLOMBIA - 0.41%
Republic of Colombia
   7.375% due 09/18/2037                                            663,000             691,177
   8.125% due 05/21/2024                                             55,000              62,205
   10.375% due 01/28/2033                                            57,000              79,800
   10.75% due 01/15/2013 (a)                                      3,725,000           4,596,650
                                                                              -----------------
                                                                                      5,429,832

ECUADOR - 0.16%
Republic of Ecuador, Series REGS
   9.375% due 12/15/2015                                             60,000              60,000
   10.00% due 08/15/2030 (b)                                      2,222,000           2,072,015
                                                                              -----------------
                                                                                      2,132,015

EL SALVADOR - 0.12%
Republic of El Salvador
   7.75% due 01/24/2023                                             975,000           1,118,812
   8.25% due 04/10/2032                                             390,000             464,100
                                                                              -----------------
                                                                                      1,582,912

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

MEXICO - 1.55%
Government of Mexico
   5.875% due 01/15/2014 (a)                              $       4,900,000   $       5,037,200
   6.375% due 01/16/2013                                          4,405,000           4,647,275
   6.625% due 03/03/2015 (a)                                      1,274,000           1,366,365
   8.00% due 09/24/2022                                           3,550,000           4,343,425
   8.125% due 12/30/2019                                            800,000             979,600
   8.30% due 08/15/2031                                             525,000             674,625
   8.375% due 01/14/2011                                            429,000             478,550
   11.375% due 09/15/2016                                         2,075,000           2,995,262
                                                                              -----------------
                                                                                     20,522,302

PANAMA - 0.22%
Republic of Panama
   9.375% due 04/01/2029                                          2,150,000           2,864,875

PERU - 0.36%
Republic of Peru
   zero coupon, Step up to 5% on
      03/07/2007 due 03/07/2017 (b)                               1,643,880           1,627,441
   7.35% due 07/21/2025 (a)                                          77,000              84,893
   8.375% due 05/03/2016                                             29,000              33,857
   8.75% due 11/21/2033 (a)                                       2,300,000           2,961,250
   9.875% due 02/06/2015                                              2,000               2,507
                                                                              -----------------
                                                                                      4,709,948

PHILIPPINES - 0.21%
Republic of Philippines
   7.75% due 01/14/2031 (a)                                         890,000             989,013
   10.625% due 03/16/2025 (a)                                     1,226,000           1,728,660
                                                                              -----------------
                                                                                      2,717,673

RUSSIA - 1.15%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                           9,189,000          10,435,947
   11.00% due 07/24/2018                                          1,160,000           1,686,872
   12.75% due 06/24/2028                                          1,680,000           3,064,152
                                                                              -----------------
                                                                                     15,186,971

SOUTH AFRICA - 0.21%
Republic of South Africa
   6.50% due 06/02/2014 (a)                                       1,075,000           1,136,060
   7.375% due 04/25/2012                                            835,000             906,977
   9.125% due 05/19/2009                                            675,000             732,780
                                                                              -----------------
                                                                                      2,775,817

TURKEY - 1.03%
Republic of Turkey
   6.875% due 03/17/2036                                            898,000             846,365
   7.00% due 06/05/2020 (a)                                         146,000             145,635
   7.00% due 09/26/2016                                             535,000             540,350
   7.25% due 03/15/2015                                           2,400,000           2,473,440
   7.375% due 02/05/2025 (a)                                      1,929,000           1,953,113
   9.50% due 01/15/2014                                           2,709,000           3,142,440
   11.00% due 01/14/2013                                            782,000             955,018
   11.50% due 01/23/2012                                          1,352,000           1,651,130
   11.875% due 01/15/2030 (a)                                     1,225,000           1,865,062
                                                                              -----------------
                                                                                     13,572,553

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

URUGUAY - 0.08%
Republic of Uruguay
   7.625% due 03/21/2036                                  $       1,038,633   $       1,106,145

VENEZUELA - 1.10%
Republic of Venezuela
   5.375% due 08/07/2010                                            375,000             366,806
   5.75% due 02/26/2016                                           6,750,000           6,297,750
   7.65% due 04/21/2025 (a)                                         949,000           1,000,720
   9.375% due 01/13/2034                                          2,465,000           3,140,410
   10.75% due 09/19/2013 (a)                                      3,000,000           3,693,000
                                                                              -----------------
                                                                                     14,498,686
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $110,181,822)                                                        $     114,919,496
                                                                              -----------------
CORPORATE BONDS - 84.20%

ADVERTISING - 1.22%
Lamar Media Corp.
   6.625% due 08/15/2015                                          4,275,000           4,152,094
R.H. Donnelley Corp., Series A-1
   6.875% due 01/15/2013                                            510,000             488,325
R.H. Donnelley Corp., Series A-2
   6.875% due 01/15/2013                                            685,000             655,887
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                                          7,900,000           8,295,000
R.H. Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                                         2,300,000           2,507,000
                                                                              -----------------
                                                                                     16,098,306

AEROSPACE - 0.93%
Alliant Techsystems, Inc.
   6.75% due 04/01/2016                                           1,875,000           1,856,250
DRS Technologies, Inc.
   6.625% due 02/01/2016                                            280,000             282,100
   6.875% due 11/01/2013                                          4,925,000           4,961,937
Sequa Corp.
   9.00% due 08/01/2009                                           2,300,000           2,446,625
TransDigm, Inc.
   7.75% due 07/15/2014                                           2,670,000           2,750,100
                                                                              -----------------
                                                                                     12,297,012

AIR TRAVEL - 0.43%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                            292,337             292,702
   6.80% due 07/02/2007                                             493,330             490,863
   8.75% due 12/01/2011                                           2,030,000           2,042,688
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                                          2,840,000           2,840,000
                                                                              -----------------
                                                                                      5,666,253

APPAREL & TEXTILES - 0.74%
Levi Strauss & Company
   9.75% due 01/15/2015                                           7,275,000           7,775,156
Oxford Industries, Inc.
   8.875% due 06/01/2011                                          1,925,000           1,973,125
                                                                              -----------------
                                                                                      9,748,281

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AUTO PARTS - 1.36%
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                   $         985,000   $         952,987
Keystone Automotive Operations
   9.75% due 11/01/2013 (a)                                       3,600,000           3,546,000
Lear Corp.
   8.75% due 12/01/2016                                           3,470,000           3,417,950
TRW Automotive, Inc.
   9.375% due 02/15/2013                                            615,000             659,588
   11.00% due 02/15/2013                                          1,030,000           1,130,425
Visteon Corp.
   7.00% due 03/10/2014 (a)                                       3,760,000           3,290,000
   8.25% due 08/01/2010 (a)                                       5,085,000           4,945,163
                                                                              -----------------
                                                                                     17,942,113

AUTO SERVICES - 1.47%
Hertz Corp., Class A
   8.875% due 01/01/2014                                          6,475,000           6,717,813
   10.50% due 01/01/2016 (a)                                      7,435,000           8,104,150
Penhall International Corp.
   12.00% due 08/01/2014                                          4,245,000           4,584,600
                                                                              -----------------
                                                                                     19,406,563

AUTOMOBILES - 3.94%
AutoNation, Inc.
   7.00% due 04/15/2014                                             515,000             515,000
   7.373% due 04/15/2013 (b)                                      2,205,000           2,205,000
Ford Motor Company
   7.45% due 07/16/2031 (a)                                      33,340,000          26,380,275
   8.875% due 01/15/2022 (a)                                      2,555,000           2,229,237
   8.90% due 01/15/2032 (a)                                       1,425,000           1,296,750
General Motors Corp.
   7.20% due 01/15/2011 (a)                                       2,655,000           2,532,206
   8.375% due 07/15/2033 (a)                                     17,475,000          15,924,094
United Auto Group, Inc.
   7.75% due 12/15/2016                                             920,000             920,000
                                                                              -----------------
                                                                                     52,002,562

BANKING - 0.23%
Banco Mercantil del Norte S.A.
   6.135% due 10/13/2016                                            490,000             496,605
RSHB Capital SA for OJSC Russian Agricultural
   Bank
   7.175% due 05/16/2013                                          2,370,000           2,509,238
                                                                              -----------------
                                                                                      3,005,843

BROADCASTING - 1.08%
CMP Susquehanna Corp.
   9.875% due 05/15/2014                                          3,460,000           3,399,450
CSC Holdings, Inc.
   7.00% due 04/15/2012                                           2,550,000           2,505,375
   7.625% due 07/15/2018                                             68,000              67,150
   8.125% due 08/15/2009                                          3,500,000           3,618,125
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                            780,000             794,625
   8.125% due 07/15/2009                                            470,000             485,862
XM Satellite Radio, Inc.
   9.75% due 05/01/2014 (a)                                       2,470,000           2,445,300

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
XM Satellite Radio, Inc. (continued)
   9.8713% due 05/01/2013 (b)                             $       1,010,000   $         974,650
                                                                              -----------------
                                                                                     14,290,537

BUILDING MATERIALS & CONSTRUCTION - 1.10%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014 (a)                               4,420,000           2,828,800
   9.75% due 04/15/2012 (a)                                       4,040,000           4,130,900
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
      09/01/2009 due 03/01/2014 (a)                              10,870,000           7,500,300
                                                                              -----------------
                                                                                     14,460,000

BUSINESS SERVICES - 2.27%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                           2,330,000           2,178,550
Affinion Group, Inc.
   10.125% due 10/15/2013                                         4,865,000           5,144,737
   11.50% due 10/15/2015                                          2,570,000           2,711,350
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                           900,000             922,500
Rental Service Corp.
   9.50% due 12/01/2014                                           3,395,000           3,437,437
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                          4,126,000           4,327,143
   10.25% due 08/15/2015                                          3,385,000           3,588,100
Xerox Corp.
   6.40% due 03/15/2016                                           7,265,000           7,557,707
   9.75% due 01/15/2009                                             100,000             108,707
                                                                              -----------------
                                                                                     29,976,231

CABLE AND TELEVISION - 5.10%
Charter Communications Holdings I LLC
   11.00% due 10/01/2015                                            194,000             189,150
   11.75 due 05/15/2014                                           4,000,000           3,480,000
Charter Communications Holdings I LLC/Charter
   Communications Holdings I Capital Corp.
   11.00% due 10/01/2015                                          5,660,000           5,546,800
Charter Communications Holdings II LLC
   10.25% due 09/15/2010                                          4,940,000           5,162,300
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp.
   10.25% due 10/01/2013                                          3,703,000           3,869,635
Charter Communications Holdings LLC
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2012                                   1,165,000           1,060,150
   9.92% due 04/01/2011                                             365,000             326,675
   11.75 due 05/15/2011                                           1,355,000           1,253,375
Charter Communications Operating LLC
   8.375% due 04/30/2014                                          1,525,000           1,584,094
CSC Holdings, Inc.
   7.25% due 07/15/2008                                             550,000             556,875
DirecTV Holdings LLC
   6.375% due 06/15/2015                                          2,850,000           2,750,250
   8.375% due 03/15/2013                                            845,000             877,744
EchoStar DBS Corp.
   6.625% due 10/01/2014                                         10,075,000           9,772,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
EchoStar DBS Corp. (continued)
   7.125% due 02/01/2016                                  $       4,085,000   $       4,054,362
ION Media Networks, Inc.
   11.623% due 01/15/2013 (b)                                     1,045,000           1,050,225
Kabel Deutschland GmbH
   10.625% due 07/01/2014                                         6,285,000           6,929,212
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                           4,435,000           4,745,450
Quebecor Media, Inc.
   7.75% due 03/15/2016                                             955,000             966,937
Rainbow National Services LLC
   8.75% due 09/01/2012                                           1,385,000           1,454,250
   10.375% due 09/01/2014                                         3,000,000           3,330,000
Rogers Cable, Inc.
   5.50% due 03/15/2014                                             790,000             747,538
   6.25% due 06/15/2013                                             705,000             701,475
   8.75% due 05/01/2032                                             750,000             891,562
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                           4,615,000           4,753,450
Videotron Ltee
   6.375% due 12/15/2015                                          1,375,000           1,330,313
                                                                              -----------------
                                                                                     67,384,572

CELLULAR COMMUNICATIONS - 1.67%
MetroPCS Wireless, Inc.
   9.25% due 11/01/2014                                             990,000           1,006,087
Rogers Wireless, Inc.
   7.25% due 12/15/2012                                             270,000             284,175
   7.50% due 03/15/2015                                           2,725,000           2,919,156
   8.00% due 12/15/2012 (a)                                       5,005,000           5,305,300
   9.625% due 05/01/2011 (a)                                        100,000             113,500
Rural Cellular Corp.
   9.875% due 02/01/2010 (a)                                      7,615,000           8,052,863
UbiquiTel Operating Company
   9.875% due 03/01/2011                                          4,025,000           4,347,000
                                                                              -----------------
                                                                                     22,028,081

CHEMICALS - 1.92%
Chemtura Corp.
   6.875% due 06/01/2016                                            805,000             790,912
Equistar Chemicals LP
   10.625% due 05/01/2011                                         3,300,000           3,522,750
Georgia Gulf Corp.
   9.50% due 10/15/2014                                           5,670,000           5,528,250
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                 EUR       125,000             168,574
Huntsman International LLC
   7.875% due 11/15/2014                                  $       1,755,000           1,763,775
   9.875% due 03/01/2009                                            885,000             913,762
IMC Global, Inc.
   7.30% due 01/15/2028                                              25,000              22,750
   10.875% due 08/01/2013 (a)                                       875,000             996,406
Lyondell Chemical Company
   8.00% due 09/15/2014                                           1,470,000           1,515,938
   8.25% due 09/15/2016                                           1,210,000           1,258,400
   9.50% due 12/15/2008                                             839,000             862,073
   10.50% due 06/01/2013                                             30,000              33,000

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Lyondell Chemical Company (continued)
   11.125% due 07/15/2012                                 $         345,000   $         373,463
Methanex Corp.
   8.75% due 08/15/2012                                           1,200,000           1,296,000
Montell Finance Company BV
   8.10% due 03/15/2027                                           3,420,000           3,249,000
Westlake Chemical Corp.
   6.625% due 01/15/2016                                          3,150,000           3,071,250
                                                                              -----------------
                                                                                     25,366,303

COAL - 0.30%
International Coal Group, Inc.
   10.25% due 07/15/2014                                          4,000,000           3,920,000

COMMERCIAL SERVICES - 0.41%
DI Finance/DynCorp International LLC, Series B
   9.50% due 02/15/2013                                           5,174,000           5,432,700

CONSTRUCTION MATERIALS - 0.18%
Nortek, Inc.
   8.50% due 09/01/2014                                           2,415,000           2,330,475

CONTAINERS & GLASS - 2.51%
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                                          5,410,000           5,457,337
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                                      5,215,000           5,162,850
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                           3,050,000           3,141,500
   9.50% due 08/15/2013 (a)                                       2,950,000           3,038,500
Owens-Brockway Glass Container, Inc.
   6.75% due 12/01/2014 (a)                                       1,053,000           1,016,145
   7.75% due 05/15/2011                                           3,350,000           3,433,750
   8.25% due 05/15/2013                                             550,000             566,500
   8.75% due 11/15/2012 (a)                                       2,450,000           2,590,875
   8.875% due 02/15/2009                                          2,400,000           2,460,000
Owens-Illinois, Inc.
   7.35% due 05/15/2008                                             200,000             200,000
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010 (a)                                         850,000             858,500
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                                           1,790,000           1,834,750
Radnor Holdings Corp.
   11.00% due 03/15/2010 ##                                       2,350,000             258,500
Stone Container Corp.
   8.375% due 07/01/2012                                          1,505,000           1,456,088
   9.75% due 02/01/2011                                           1,653,000           1,704,656
                                                                              -----------------
                                                                                     33,179,951

CORRECTIONAL FACILITIES - 0.47%
Corrections Corp. of America
   6.25% due 03/15/2013                                           5,575,000           5,491,375
   6.75% due 01/31/2014                                             750,000             755,625
                                                                              -----------------
                                                                                      6,247,000

CRUDE PETROLEUM & NATURAL GAS - 2.61%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                           5,150,000           5,150,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                   $       3,225,000   $       3,051,656
   6.375% due 06/15/2015                                            815,000             792,587
   6.50% due 08/15/2017                                           3,295,000           3,146,725
   6.625% due 01/15/2016                                          1,980,000           1,955,250
   6.875% due 01/15/2016                                          2,080,000           2,082,600
   7.00% due 08/15/2014                                             425,000             427,125
Complete Production Services, Inc.
   8.00% due 12/15/2016                                           3,720,000           3,757,200
Encore Acquisition Company
   6.00% due 07/15/2015                                             770,000             698,775
Mariner Energy, Inc.
   7.50% due 04/15/2013                                           1,820,000           1,765,400
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                          2,750,000           2,863,437
Petrozuata Finance, Inc.
   8.22% due 04/01/2017                                             219,000             215,715
Petrozuata Finance, Inc., Series REGS
   8.22% due 04/01/2017                                             903,000             896,963
Pogo Producing Company
   6.875% due 10/01/2017 (a)                                      1,725,000           1,651,688
   7.875% due 05/01/2013                                          1,330,000           1,363,250
   8.25% due 04/15/2011 (a)                                         925,000             952,750
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                                          3,800,000           3,648,000
                                                                              -----------------
                                                                                     34,419,121

DOMESTIC OIL - 2.46%
Exco Resources, Inc.
   7.25% due 01/15/2011                                           7,090,000           7,019,100
Forest Oil Corp.
   8.00% due 12/15/2011                                           2,800,000           2,912,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                           4,800,000           5,058,000
Stone Energy Corp.
   6.75% due 12/15/2014                                           3,855,000           3,681,525
   8.25% due 12/15/2011                                           2,550,000           2,518,125
Swift Energy Company
   7.625% due 07/15/2011                                          1,550,000           1,565,500
   9.375% due 05/01/2012 (a)                                      3,175,000           3,349,625
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                           1,165,000           1,165,000
   7.25% due 05/01/2012                                           5,185,000           5,185,000
                                                                              -----------------
                                                                                     32,453,875

EDUCATIONAL SERVICES - 0.18%
Education Management LLC
   8.75% due 06/01/2014                                           2,365,000           2,432,994

ELECTRICAL UTILITIES - 2.66%
AES China Generating Company
   8.25% due 06/26/2010                                             655,000             657,181
AES Corp.
   7.75% due 03/01/2014 (a)                                       2,325,000           2,464,500
   8.75% due 06/15/2008                                             850,000             877,625
   8.75% due 05/15/2013                                             100,000             107,500

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
AES Corp. (continued)
   8.875% due 02/15/2011                                  $       2,520,000   $       2,718,450
   9.00% due 05/15/2015                                             180,000             193,275
   9.375% due 09/15/2010 (a)                                      5,000,000           5,437,500
   9.50% due 06/01/2009                                           1,775,000           1,903,687
Dynegy Holdings, Inc.
   8.375% due 05/01/2016 (a)                                      2,865,000           2,979,600
Edison Mission Energy
   7.50% due 06/15/2013                                             540,000             558,900
   7.73% due 06/15/2009                                           2,700,000           2,801,250
   7.75% due 06/15/2016                                           3,140,000           3,281,300
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                                           1,360,724           1,483,190
Mirant Americas Generation LLC
   8.30% due 05/01/2011                                           6,204,000           6,297,060
   8.50% due 10/01/2021                                             407,000             407,000
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                          2,630,000           2,978,475
                                                                              -----------------
                                                                                     35,146,493

ELECTRONICS - 1.27%
L-3 Communications Corp.
   7.625% due 06/15/2012                                          2,575,000           2,668,344
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                          8,173,000           8,111,702
NXP BV/NXP Funding LLC
   7.875% due 10/15/2014                                          2,575,000           2,645,812
   9.50% due 10/15/2015                                             855,000             877,444
Spectrum Brands, Inc.
   7.375% due 02/01/2015 (a)                                      1,147,000             966,348
   8.50% due 10/01/2013 (a)                                       1,645,000           1,472,275
                                                                              -----------------
                                                                                     16,741,925

ENERGY - 1.50%
Inergy, LP
   6.875% due 12/15/2014                                          3,150,000           3,055,500
NRG Energy, Inc.
   7.25% due 02/01/2014                                           2,350,000           2,350,000
   7.375% due 02/01/2016                                         10,300,000          10,300,000
   7.375% due 01/15/2017                                          1,105,000           1,103,619
Peabody Energy Corp.
   6.875% due 03/15/2013 (a)                                         50,000              50,625
Sonat, Inc.
   7.625% due 07/15/2011                                          2,900,000           3,008,750
                                                                              -----------------
                                                                                     19,868,494

FINANCIAL SERVICES - 6.34%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                            385,000             422,537
Dow Jones CDX HY, Series 7-T3
   8.00% due 12/29/2011                                           8,820,000           8,946,126
E*Trade Financial Corp.
   7.375% due 09/15/2013                                          2,345,000           2,409,487
   7.875% due 12/01/2015                                          1,005,000           1,065,300
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                                             135,000             139,725

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                               $       6,770,000   $       6,493,466
   7.875% due 06/15/2010                                            925,000             929,205
   10.64% due 06/15/2011 (b)                                      7,400,000           7,893,528
General Motors Acceptance Corp.
   6.875% due 08/28/2012                                          3,730,000           3,794,435
   8.00% due 11/01/2031 (a)                                      22,565,000          25,291,890
Global Cash Access LLC
   8.75% due 03/15/2012                                           4,250,000           4,489,063
iPCS, Inc.
   11.50% due 05/01/2012                                          1,275,000           1,418,438
JSG Funding PLC
   7.75% due 04/01/2015                                           1,200,000           1,152,000
   9.625% due 10/01/2012                                          3,680,000           3,891,600
   10.125% due 10/01/2012                                 EUR       475,000             684,988
Milacron Escrow Corp.
   11.50% due 05/15/2011                                  $       1,450,000           1,370,250
Nell AF SARL
   8.375% due 08/15/2015 (a)                                      5,200,000           5,323,500
TNK-BP Finance SA
   7.50% due 07/18/2016                                           1,220,000           1,289,141
TRAINS HY-1-2006
   7.548% due 05/01/2016 (a)                                      4,956,700           5,021,980
Ucar Finance, Inc.
   10.25% due 02/15/2012                                          1,670,000           1,761,850
                                                                              -----------------
                                                                                     83,788,509

FOOD & BEVERAGES - 0.52%
Dole Food Company, Inc.
   7.25% due 06/15/2010                                              60,000              56,475
   8.75% due 07/15/2013                                             425,000             399,500
   8.875% due 03/15/2011 (a)                                      4,325,000           4,189,844
Nutro Products, Inc.
   9.40% due 10/15/2013 (b)                                         540,000             556,200
   10.75% due 04/15/2014                                          1,535,000           1,665,475
                                                                              -----------------
                                                                                      6,867,494

FUNERAL SERVICES - 0.18%
Service Corp. International
   7.625% due 10/01/2018 (a)                                      1,645,000           1,719,025
   7.875% due 02/01/2013                                            690,000             718,463
                                                                              -----------------
                                                                                      2,437,488

FURNITURE & FIXTURES - 0.88%
Norcraft Companies LP
   9.00% due 11/01/2011                                           4,040,000           4,120,800
Norcraft Holdings Capital
   zero coupon, Step up to 9.75% on
     09/01/2008 due 09/01/2012                                    3,145,000           2,594,625
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                                       4,775,000           4,960,031
                                                                              -----------------
                                                                                     11,675,456

GAS & PIPELINE UTILITIES - 2.85%
Colorado Interstate Gas Company
   6.80% due 11/15/2015                                             350,000             362,778
Dynegy Holdings, Inc.
   7.625% due 10/15/2026                                          2,700,000           2,571,750

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
El Paso Corp.
   7.75% due 01/15/2032 (a)                               $       3,725,000   $       3,948,500
   7.80% due 08/01/2031                                           6,775,000           7,181,500
   7.875% due 06/15/2012 (a)                                      5,675,000           5,958,750
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                                        225,000             231,187
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                             25,000              25,875
Northwest Pipeline Corp.
   8.125% due 03/01/2010                                             75,000              77,531
Southern Natural Gas Company
   8.00% due 03/01/2032                                             200,000             233,850
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                                          2,935,000           3,301,875
Williams Companies, Inc.
   7.125% due 09/01/2011                                             50,000              51,750
   7.625% due 07/15/2019 (a)                                      3,050,000           3,233,000
   7.875% due 09/01/2021                                          4,500,000           4,803,750
   8.125% due 03/15/2012 (a)                                        125,000             134,375
   8.75% due 03/15/2032                                           4,975,000           5,584,438
                                                                              -----------------
                                                                                     37,700,909

HEALTHCARE PRODUCTS - 0.48%
Angiotech Pharmaceuticals, Inc.
   9.103% due 12/01/2013 (b)                                      1,850,000           1,850,000
Leiner Health Products, Inc.
   11.00% due 06/01/2012 (a)                                      4,400,000           4,466,000
                                                                              -----------------
                                                                                      6,316,000

HEALTHCARE SERVICES - 1.60%
DaVita, Inc.
   7.25% due 03/15/2015                                           6,375,000           6,422,813
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015 (a)                                       4,850,000           4,813,625
Vanguard Health Holding Company I LLC
   zero coupon, Step up to 11.25% on
     10/01/2009 due 10/01/2015 (a)                                1,915,000           1,455,400
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                           8,470,000           8,470,000
                                                                              -----------------
                                                                                     21,161,838

HOLDINGS COMPANIES/CONGLOMERATES - 0.19%
Ashtead Capital, Inc.
   9.00% due 08/15/2016                                           2,307,000           2,468,490

HOMEBUILDERS - 0.88%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                            300,000             289,500
   8.125% due 06/15/2016 (a)                                      3,445,000           3,574,187
   8.625% due 05/15/2011                                             50,000              51,375
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016 (a)                                       1,290,000           1,196,475
   8.625% due 01/15/2017 (a)                                      6,230,000           6,541,500
                                                                              -----------------
                                                                                     11,653,037

HOTELS & RESTAURANTS - 1.08%
Buffets, Inc.
   12.50% due 11/01/2014                                            670,000             671,675

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
CCM Merger, Inc.
   8.00% due 08/01/2013                                   $       2,505,000   $       2,417,325
El Pollo Loco, Inc.
   11.75% due 11/15/2013                                          1,665,000           1,773,225
Hilton Hotels Corp.
   7.625% due 12/01/2012                                          5,350,000           5,644,250
Park Place Entertainment Corp.
   7.875% due 03/15/2010                                            525,000             539,438
   8.125% due 05/15/2011                                          2,250,000           2,325,937
   9.375% due 02/15/2007                                            700,000             704,375
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                            175,000             176,113
                                                                              -----------------
                                                                                     14,252,338

INDUSTRIAL MACHINERY - 0.38%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                          4,900,000           5,059,250

INSURANCE - 0.51%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013 (a)                                     6,330,000           6,788,925

INTERNATIONAL OIL - 0.80%
Gaz Capital for Gazprom
   6.212% due 11/22/2016                                          4,020,000           4,035,075
Gazprom OAO, Series A6
   6.95 due 08/06/2009                                           37,840,000           1,451,253
OAO Gazprom, Series A7
   6.79% due 10/29/2009                                          93,970,000           3,573,535
OAO Gazprom, Series A8
   7.00% due 10/27/2011                                          31,320,000           1,190,455
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                            250,000             281,375
                                                                              -----------------
                                                                                     10,531,693

INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 ##                                         193,291               1,933
PSINet, Inc., Series B
   10.00% due 02/15/2005 ##                                         494,555               4,945
                                                                              -----------------
                                                                                          6,878

LEISURE TIME - 6.18%
AMC Entertainment, Inc.
   11.00% due 02/01/2016 (a)                                      7,440,000           8,211,900
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                                       5,900,000           5,848,375
   7.75% due 12/15/2012                                              25,000              25,750
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                             635,000             656,007
   8.875% due 09/15/2008                                          2,525,000           2,648,094
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                           1,194,000           1,191,015
Harrah's Operating Company, Inc.
   6.50% due 06/01/2016                                           1,840,000           1,643,137
Herbst Gaming, Inc.
   7.00% due 11/15/2014                                           3,750,000           3,600,000
   8.125% due 06/01/2012                                            800,000             816,000

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010 (a)                              $       4,665,000   $       4,968,225
Isle of Capri Casinos
   7.00% due 03/01/2014                                           6,575,000           6,435,281
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                          4,050,000           3,903,187
MGM Mirage, Inc.
   5.875% due 02/27/2014                                          1,100,000           1,028,500
   6.625% due 07/15/2015                                          1,550,000           1,489,937
   6.75% due 09/01/2012                                           4,100,000           4,048,750
   8.375% due 02/01/2011 (a)                                      2,800,000           2,912,000
   9.75% due 06/01/2007                                           1,500,000           1,526,250
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015 (a)                                      2,625,000           2,605,313
   7.125% due 08/15/2014                                          3,300,000           3,324,750
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                           5,200,000           5,109,000
   6.875% due 12/01/2011                                            825,000             841,500
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                           2,550,000           2,601,000
   8.75% due 10/01/2013                                           3,050,000           3,225,375
River Rock Entertainment Authority
   9.75% due 11/01/2011                                             445,000             472,813
Seneca Gaming Corp.
   7.25% due 05/01/2012                                           1,825,000           1,825,000
Station Casinos, Inc.
   6.50% due 02/01/2014                                             500,000             468,125
   6.625% due 03/15/2018                                          2,500,000           2,275,000
   7.75% due 08/15/2016 (a)                                       2,440,000           2,510,150
Warner Music Group
   7.375% due 04/15/2014                                          2,960,000           2,930,400
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                          2,500,000           2,462,500
                                                                              -----------------
                                                                                     81,603,334

MANUFACTURING - 0.64%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                          2,390,000           2,551,325
Koppers, Inc.
   9.875% due 10/15/2013                                          5,425,000           5,886,125
                                                                              -----------------
                                                                                      8,437,450

MEDICAL-HOSPITALS - 2.85%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                           2,400,000           2,502,000
HCA, Inc.
   6.30% due 10/01/2012                                             150,000             136,312
   6.375% due 01/15/2015                                          3,875,000           3,225,938
   6.50% due 02/15/2016 (a)                                       2,130,000           1,762,575
   7.50% due 12/15/2023                                           3,050,000           2,458,629
   7.50% due 11/15/2095                                           2,625,000           1,963,909
   7.69% due 06/15/2025 (a)                                         405,000             335,240
   8.36% due 04/15/2024                                             150,000             131,431
   8.75% due 09/01/2010                                             600,000             621,000
   9.25% due 11/15/2016                                           4,405,000           4,597,719
   9.625% due 11/15/2016                                          4,080,000           4,273,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Tenet Healthcare Corp.
   6.875% due 11/15/2031                                  $         840,000   $         672,000
   7.375% due 02/01/2013 (a)                                      5,176,000           4,723,100
   9.25% due 02/01/2015 (b)                                       1,200,000           1,176,000
   9.875% due 07/01/2014 (a)                                      6,175,000           6,190,438
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                           2,900,000           2,907,250
                                                                              -----------------
                                                                                     37,677,341

METAL & METAL PRODUCTS - 1.04%
Corporacion Nacional Del Cobre de Chile, Inc.
   5.50% due 10/15/2013                                             575,000             583,489
Metals USA, Inc.
   11.125% due 12/01/2015                                         6,620,000           7,331,650
Mobile Mini, Inc.
   9.50% due 07/01/2013                                           1,000,000           1,068,750
Mueller Group, Inc.
   10.00% due 05/01/2012                                          1,810,000           1,968,375
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
   04/15/2009 due 04/15/2014                                      3,140,000           2,763,200
                                                                              -----------------
                                                                                     13,715,464

MINING - 0.24%
Vale Overseas, Ltd.
   6.875% due 11/21/2036                                          1,930,000           1,975,608
   8.25% due 01/17/2034                                           1,021,000           1,211,566
                                                                              -----------------
                                                                                      3,187,174

OFFICE FURNISHINGS & SUPPLIES - 0.33%
Interface, Inc.
   9.50% due 02/01/2014                                           3,075,000           3,198,000
   10.375% due 02/01/2010                                         1,075,000           1,174,438
                                                                              -----------------
                                                                                      4,372,438

PAPER - 1.29%
Appleton Papers, Inc.
   8.125% due 06/15/2011                                          1,700,000           1,708,500
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                           4,755,000           4,755,000
NewPage Corp.
   10.00% due 05/01/2012                                          1,935,000           2,036,588
   11.6213% due 05/01/2012 (b)                                      985,000           1,066,262
   12.00% due 05/01/2013 (a)                                      2,810,000           2,964,550
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                             750,000             708,750
Verso Paper Holdings LLC and Verso Paper, Inc.
   9.125% due 08/01/2014                                            900,000             936,000
   11.375% due 08/01/2016 (a)                                     2,695,000           2,802,800
                                                                              -----------------
                                                                                     16,978,450

PETROLEUM SERVICES - 1.71%
Belden & Blake Corp.
   8.75% due 07/15/2012                                           5,550,000           5,661,000
Compagnie Generale de Geophysique SA
   7.50% due 05/15/2015                                           1,140,000           1,142,850
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                          4,375,000           4,396,875

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                              $       2,480,000   $       2,690,683
Pride International, Inc.
   7.375% due 07/15/2014                                          1,270,000           1,317,625
SemGroup LP
   8.75% due 11/15/2015                                           7,150,000           7,221,500
SESI LLC
   6.875% due 06/01/2014                                            195,000             195,000
                                                                              -----------------
                                                                                     22,625,533

PHARMACEUTICALS - 0.50%
Omnicare, Inc.
   6.875% due 12/15/2015                                          1,000,000             977,500
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                           5,825,000           5,592,000
                                                                              -----------------
                                                                                      6,569,500

PUBLISHING - 1.58%
Dex Media East LLC
   12.125% due 11/15/2012 (a)                                       575,000             636,812
Dex Media West LLC
   8.50% due 08/15/2010                                              50,000              52,250
   9.875% due 08/15/2013                                          1,700,000           1,853,000
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                                   3,660,000           3,239,100
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                                   2,670,000           2,362,950
   8.00% due 11/15/2013                                              25,000              25,500
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                                   3,965,000           3,776,663
   9.875% due 02/01/2013                                          1,120,000           1,223,600
Idearc, Inc.
   8.00% due 11/15/2016                                           3,405,000           3,464,588
Primedia, Inc.
   8.875% due 05/15/2011 (a)                                      3,035,000           2,989,475
Quebecor World Capital Corp.
   8.75% due 03/15/2016                                           1,220,000           1,183,400
                                                                              -----------------
                                                                                     20,807,338

RAILROADS & EQUIPMENT - 0.61%
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012                                          5,215,000           5,580,050
   12.50% due 06/15/2012                                            205,000             222,938
Kansas City Southern de Mexico S.A. de C.V.
   7.625% due 12/01/2013                                          1,150,000           1,150,000
Kansas City Southern Railway Company
   7.50% due 06/15/2009                                           1,060,000           1,070,600
                                                                              -----------------
                                                                                      8,023,588

REAL ESTATE - 1.61%
Ashton Woods USA
   9.50% due 10/01/2015                                             815,000             700,900
Forest City Enterprises
   7.625% due 06/01/2015                                            145,000             147,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Host Marriott LP, REIT
   6.375% due 03/15/2015                                  $       2,125,000   $       2,090,469
   7.125% due 11/01/2013                                          5,550,000           5,667,937
   9.50% due 01/15/2007                                           1,475,000           1,480,531
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                                           3,675,000           3,688,781
Kimball Hill, Inc.
   10.50% due 12/15/2012                                          2,755,000           2,486,388
Ventas Realty LP, REIT
   7.125% due 06/01/2015                                          1,025,000           1,066,000
Ventas Realty LP/Capital Corp., REIT
   6.50% due 06/01/2016                                             800,000             809,000
   6.75% due 04/01/2017                                           3,075,000           3,140,344
                                                                              -----------------
                                                                                     21,278,250

RETAIL - 0.67%
Brookstone Company, Inc.
   12.00% due 10/15/2012 (a)                                      1,335,000           1,293,281
Eye Care Centers of America
   10.75% due 02/15/2015                                          1,760,000           1,918,400
Suburban Propane Partners LP
   6.875% due 12/15/2013                                          5,840,000           5,664,800
                                                                              -----------------
                                                                                      8,876,481

RETAIL TRADE - 1.47%
American Greetings Corp.
   7.375% due 06/01/2016                                            375,000             383,437
Blockbuster, Inc.
   9.00% due 09/01/2012 (a)                                       2,845,000           2,738,312
FTD, Inc.
   7.75% due 02/15/2014                                           2,394,000           2,396,993
Linens 'n Things, Inc.
   10.9988% due 01/15/2014 (a)(b)                                 1,155,000           1,129,013
Michaels Stores, Inc.
   zero coupon, Step up to 13.00% on
      11/1/2011 due 11/01/2016                                    1,140,000             615,600
   11.375% due 11/01/2016 (a)                                     1,000,000           1,022,500
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                                     6,765,000           7,483,781
Saks, Inc.
   9.875% due 10/01/2011                                          1,375,000           1,526,250
Sally Holdings LLC
   10.50% due 11/15/2016                                          2,120,000           2,175,650
                                                                              -----------------
                                                                                     19,471,536

SANITARY SERVICES - 0.83%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                                          1,725,000           1,707,750
   7.25% due 03/15/2015 (a)                                       3,000,000           3,000,000
   7.875% due 04/15/2013 (a)                                        325,000             336,375
   8.50% due 12/01/2008                                             950,000           1,002,250
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                                        660,000             660,825
   9.25% due 09/01/2012                                           4,025,000           4,296,687
                                                                              -----------------
                                                                                     11,003,887

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

SEMICONDUCTORS - 0.43%
Freescale Semiconductor, Inc.
   8.875% due 12/15/2014                                  $       5,685,000   $       5,699,213

SOFTWARE - 0.44%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                                      3,410,000           3,597,550
UGS Corp.
   10.00% due 06/01/2012                                          2,075,000           2,261,750
                                                                              -----------------
                                                                                      5,859,300

STEEL - 0.43%
CitiSteel USA, Inc.
   12.949% due 09/01/2010 (b)                                     1,235,000           1,278,225
   15.00% due 10/01/2010 (b)                                        980,000           1,073,100
RathGibson, Inc.
   11.25% due 02/15/2014                                          3,200,000           3,360,000
                                                                              -----------------
                                                                                      5,711,325

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.09%
Cincinnati Bell Telephone Company
   6.30% due 12/01/2028                                             745,000             670,500
Citizens Communications Company
   9.00% due 08/15/2031                                           2,940,000           3,204,600
   9.25% due 05/15/2011                                             100,000             110,625
Hawaiian Telcom Communications, Inc., Series B
   10.889% due 05/01/2013 (b)                                       465,000             465,000
   12.50% due 05/01/2015 (a)                                      5,370,000           5,598,225
Inmarsat Finance PLC
   7.625% due 06/30/2012                                          3,270,000           3,380,362
Intelsat Bermuda, Ltd.
   9.25% due 06/15/2016                                           3,835,000           4,103,450
   11.25% due 06/15/2016                                          6,980,000           7,651,825
Intelsat, Ltd.
   7.625% due 04/15/2012 (a)                                      3,910,000           3,587,425
Level 3 Communications, Inc.
   11.50% due 03/01/2010                                          1,710,000           1,780,538
Level 3 Financing, Inc.
   9.25% due 11/01/2014 (a)                                       2,290,000           2,312,900
   11.80% due 03/15/2011 (b)                                      1,650,000           1,744,875
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                           3,775,000           3,397,500
PanAmSat Corp.
   9.00% due 08/15/2014                                             655,000             687,750
United States West Communications, Inc.
   6.875% due 09/15/2033 (a)                                     15,086,000          14,595,705
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                            700,000             789,250
                                                                              -----------------
                                                                                     54,080,530

TELEPHONE - 2.10%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                                           4,210,000           4,157,375
   8.375% due 01/15/2014 (a)                                        615,000             628,837
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                                          3,175,000           3,377,406
NTL Cable PLC
   9.125% due 08/15/2016 (a)                                      4,230,000           4,473,225

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                   $          25,000   $          25,687
   7.50% due 02/15/2014 (a)                                       1,196,000           1,231,880
Qwest Communications International, Inc., Series B
   7.50% due 02/15/2014 (a)                                       4,333,000           4,462,990
Qwest Corp.
   8.875% due 03/15/2012                                          2,105,000           2,344,444
Telefonos de Mexico S.A. de C.V.
   8.75% due 01/31/2016                                   MXN     9,000,000             858,725
Windstream Corp.
   8.625% due 08/01/2016                                  $       5,685,000           6,189,544
                                                                              -----------------
                                                                                     27,750,113

TOBACCO - 0.10%
Alliance One International, Inc.
   11.00% due 05/15/2012                                          1,225,000           1,298,500

TRANSPORTATION - 0.36%
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (b)                                         750,000             766,875
OMI Corp.
   7.625% due 12/01/2013                                          3,850,000           3,931,813
                                                                              -----------------
                                                                                      4,698,688
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $1,092,813,811)                                   $   1,112,279,423
                                                                              -----------------

SHORT TERM INVESTMENTS - 21.23%
Bank Negara Malaysia Negotiable Note, Series 0635
   3.46% due 01/11/2007                                   MYR     5,440,000   $       1,497,716
Egypt Treasury Bill
   9.55% due 11/06/2007                                   EGP    40,700,000           6,530,595
Egypt Treasury Bill, Series 182
   zero coupon due 04/17/2007                                     8,934,000           1,506,715
Egypt Treasury Bill, Series 364
   9.62% due 10/30/2007                                          36,575,000           5,876,051
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $     264,955,156         264,955,156
                                                                              -----------------

TOTAL SHORT TERM INVESTMENTS
   (Cost $280,304,452)                                                        $     280,366,233
                                                                              -----------------

REPURCHASE AGREEMENTS - 4.90%
Merrill Lynch Tri-Party Repurchase Agreement dated
   11/30/2006 at 5.28% to be repurchased at $64,709,489
   on 12/01/2006, collateralized by $64,465,000 Federal
   Home Loan Mortgage Corp., 6.03% due 12/22/2015
   (valued at $67,712,908, including interest)            $      64,700,000   $      64,700,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,700,000)                                                         $      64,700,000
                                                                              -----------------
TOTAL INVESTMENTS (HIGH YIELD FUND)
   (COST $1,553,700,775) - 119.33%                                            $   1,576,304,811
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.33)%                                   (255,348,914)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,320,955,897
                                                                              =================

INDEX 500 FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 99.10%

ADVERTISING - 0.18%
Omnicom Group, Inc.                                                     369   $          37,697
The Interpublic Group of Companies, Inc. *                              947              11,336
                                                                              -----------------
                                                                                         49,033

AEROSPACE - 2.01%
Boeing Company                                                        1,707             151,121
General Dynamics Corp.                                                  867              64,886
Goodrich Corp.                                                          268              12,060
Lockheed Martin Corp.                                                   765              69,194
Northrop Grumman Corp.                                                  740              49,528
Raytheon Company                                                        964              49,203
Rockwell Collins, Inc.                                                  368              22,201
United Technologies Corp.                                             2,173             140,224
                                                                              -----------------
                                                                                        558,417

AGRICULTURE - 0.38%
Archer-Daniels-Midland Company                                        1,408              49,421
Monsanto Company                                                      1,166              56,049
                                                                              -----------------
                                                                                        105,470

AIR TRAVEL - 0.10%
Southwest Airlines Company                                            1,689              26,534

ALUMINUM - 0.21%
Alcoa, Inc.                                                           1,862              58,039

APPAREL & TEXTILES - 0.43%
Cintas Corp.                                                            293              12,365
Coach, Inc. *                                                           785              33,920
Jones Apparel Group, Inc.                                               242               8,131
Liz Claiborne, Inc.                                                     221               9,448
NIKE, Inc., Class B                                                     411              40,668
VF Corp.                                                                191              14,972
                                                                              -----------------
                                                                                        119,504

AUTO PARTS - 0.23%
AutoZone, Inc. *                                                        113              12,838
Genuine Parts Company                                                   368              17,255
Johnson Controls, Inc.                                                  420              34,159
                                                                              -----------------
                                                                                         64,252

AUTO SERVICES - 0.02%
AutoNation, Inc. *                                                      330               6,801

AUTOMOBILES - 0.37%
Ford Motor Company                                                    4,041              32,853
General Motors Corp.                                                  1,215              35,515
PACCAR, Inc.                                                            536              35,001
                                                                              -----------------
                                                                                        103,369

BANKING - 6.42%
Bank of America Corp.                                                 9,722             523,530
Bank of New York Company, Inc.                                        1,639              58,250
BB&T Corp.                                                            1,153              49,590
Comerica, Inc.                                                          348              20,271
Commerce Bancorp, Inc.                                                  400              13,904
Compass Bancshares, Inc.                                                278              15,885
Fifth Third Bancorp                                                   1,199              47,276

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
First Horizon National Corp.                                            266   $          10,603
Huntington Bancshares, Inc.                                             510              12,398
KeyCorp                                                                 867              31,299
M&T Bank Corp.                                                          167              19,813
Marshall & Ilsley Corp.                                                 547              25,047
National City Corp.                                                   1,300              46,930
North Fork Bancorporation, Inc.                                       1,000              28,070
Northern Trust Corp.                                                    402              22,898
Regions Financial Corp.                                               1,562              57,247
Sovereign Bancorp, Inc.                                                 770              19,235
SunTrust Banks, Inc.                                                    783              63,932
US Bancorp                                                            3,817             128,404
Wachovia Corp.                                                        4,112             222,829
Washington Mutual, Inc.                                               2,070              90,418
Wells Fargo & Company                                                 7,233             254,891
Zions Bancorp                                                           229              17,917
                                                                              -----------------
                                                                                      1,780,637

BIOTECHNOLOGY - 1.05%
Amgen, Inc. *                                                         2,514             178,494
Applera Corp.                                                           392              14,284
Biogen Idec, Inc. *                                                     738              38,568
Genzyme Corp. *                                                         562              36,193
MedImmune, Inc. *                                                       514              16,803
Millipore Corp. *                                                       114               7,799
                                                                              -----------------
                                                                                        292,141

BROADCASTING - 0.76%
CBS Corp., Class B                                                    1,677              49,891
Clear Channel Communications, Inc.                                    1,066              37,481
News Corp.                                                            5,019             103,391
Univision Communications, Inc., Class A *                               539              19,183
                                                                              -----------------
                                                                                        209,946

BUILDING MATERIALS & CONSTRUCTION - 0.15%
American Standard Companies, Inc.                                       375              16,804
Masco Corp.                                                             855              24,530
                                                                              -----------------
                                                                                         41,334

BUSINESS SERVICES - 1.31%
Affiliated Computer Services, Inc., Class A *                           255              12,890
Automatic Data Processing, Inc.                                       1,193              57,538
Computer Sciences Corp. *                                               369              19,262
Convergys Corp. *                                                       298               7,188
Electronic Data Systems Corp.                                         1,112              30,180
Equifax, Inc.                                                           272              10,333
First Data Corp.                                                      1,643              41,486
Fluor Corp.                                                             188              16,371
H & R Block, Inc.                                                       691              16,584
Monster Worldwide, Inc. *                                               276              12,048
Moody's Corp.                                                           509              35,365
NCR Corp. *                                                             387              16,606
Paychex, Inc.                                                           727              28,651
Pitney Bowes, Inc.                                                      476              21,939
R.R. Donnelley & Sons Company                                           464              16,365

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Robert Half International, Inc.                                         368   $          14,201
Unisys Corp. *                                                          739               5,328
                                                                              -----------------
                                                                                        362,335

CABLE AND TELEVISION - 1.53%
Comcast Corp., Class A *                                              4,495             181,868
E.W. Scripps Company, Class A                                           179               8,746
Time Warner, Inc.                                                     8,736             175,943
Viacom, Inc. *                                                        1,524              57,165
                                                                              -----------------
                                                                                        423,722

CELLULAR COMMUNICATIONS - 0.42%
Motorola, Inc.                                                        5,262             116,659

CHEMICALS - 1.17%
Air Products & Chemicals, Inc.                                          473              32,703
Ashland, Inc.                                                           136               9,195
Dow Chemical Company                                                  2,061              82,461
E.I. Du Pont De Nemours & Company                                     1,980              92,921
Eastman Chemical Company                                                177              10,510
Hercules, Inc. *                                                        243               4,527
PPG Industries, Inc.                                                    355              22,826
Praxair, Inc.                                                           692              43,181
Rohm & Haas Company                                                     308              16,084
Sigma-Aldrich Corp.                                                     142              10,808
                                                                              -----------------
                                                                                        325,216

COAL - 0.15%
CONSOL Energy, Inc.                                                     394              14,463
Peabody Energy Corp.                                                    575              26,456
                                                                              -----------------
                                                                                         40,919

COLLEGES & UNIVERSITIES - 0.04%
Apollo Group, Inc., Class A *                                           300              11,637

COMMERCIAL SERVICES - 0.13%
Western Union Company *                                               1,643              37,460

COMPUTERS & BUSINESS EQUIPMENT - 5.12%
Apple Computer, Inc. *                                                1,827             167,499
Cisco Systems, Inc. *                                                13,113             352,477
Cognizant Technology Solutions Corp., Class A *                         300              24,468
Dell, Inc. *                                                          4,879             132,904
EMC Corp. *                                                           4,937              64,724
Hewlett-Packard Company                                               5,883             232,143
International Business Machines Corp.                                 3,268             300,395
Lexmark International, Inc. *                                           216              14,900
Network Appliance, Inc. *                                               800              31,368
Parametric Technology Corp. *                                           240               4,646
SanDisk Corp. *                                                         421              18,692
Sun Microsystems, Inc. *                                              7,538              40,856
Xerox Corp. *                                                         2,101              34,667
                                                                              -----------------
                                                                                      1,419,739

CONSTRUCTION & MINING EQUIPMENT - 0.12%
National Oilwell, Inc. *                                                376              25,008

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT (CONTINUED)
Rowan Companies, Inc.                                                   238   $           8,573
                                                                              -----------------
                                                                                         33,581
CONSTRUCTION MATERIALS - 0.14%
Louisiana-Pacific Corp.                                                 226               4,769
Sherwin-Williams Company                                                242              15,137
Vulcan Materials Company                                                207              18,365
                                                                              -----------------
                                                                                         38,271

CONTAINERS & GLASS - 0.14%
Ball Corp.                                                              223               9,536
Bemis Company, Inc.                                                     226               7,713
Pactiv Corp. *                                                          296              10,197
Sealed Air Corp.                                                        175              10,414
                                                                              -----------------
                                                                                         37,860

COSMETICS & TOILETRIES - 2.22%
Avon Products, Inc.                                                     961              31,367
Colgate-Palmolive Company                                             1,110              72,205
Estee Lauder Companies, Inc., Class A                                   278              11,479
International Flavors & Fragrances, Inc.                                169               7,962
Kimberly-Clark Corp.                                                    984              65,406
Procter & Gamble Company                                              6,820             428,228
                                                                              -----------------
                                                                                        616,647

CRUDE PETROLEUM & NATURAL GAS - 1.47%
Apache Corp.                                                            707              49,441
Chesapeake Energy Corp.                                                 813              27,667
Devon Energy Corp.                                                      947              69,481
EOG Resources, Inc.                                                     521              36,746
Marathon Oil Corp.                                                      769              72,578
Occidental Petroleum Corp.                                            1,851              93,179
Sunoco, Inc.                                                            280              19,085
XTO Energy, Inc.                                                        785              39,721
                                                                              -----------------
                                                                                        407,898

DOMESTIC OIL - 0.08%
Murphy Oil Corp.                                                        401              21,766

DRUGS & HEALTH CARE - 0.50%
Wyeth                                                                 2,891             139,577

ELECTRICAL EQUIPMENT - 0.46%
American Power Conversion Corp.                                         364              11,047
Cooper Industries, Ltd., Class A                                        196              17,922
Emerson Electric Company                                                875              75,863
Molex, Inc.                                                             304               9,728
Symbol Technologies, Inc.                                               546               8,092
Tektronix, Inc.                                                         180               5,501
                                                                              -----------------
                                                                                        128,153

ELECTRICAL UTILITIES - 2.48%
Allegheny Energy, Inc. *                                                354              15,703
Ameren Corp.                                                            443              24,237
American Electric Power Company, Inc.                                   846              35,117
CenterPoint Energy, Inc.                                                669              10,938
CMS Energy Corp. *                                                      476               7,716

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Consolidated Edison, Inc.                                               529   $          25,508
Constellation Energy Group, Inc.                                        386              26,483
Dominion Resources, Inc.                                                758              61,201
DTE Energy Company                                                      382              17,988
Dynegy, Inc., Class A *                                                 812               5,513
Edison International                                                    700              32,186
Entergy Corp.                                                           448              40,911
Exelon Corp.                                                          1,438              87,330
FirstEnergy Corp.                                                       708              42,367
FPL Group, Inc.                                                         869              46,318
PG&E Corp.                                                              747              34,310
Pinnacle West Capital Corp.                                             214              10,559
PPL Corp.                                                               818              29,734
Public Service Enterprise Group, Inc.                                   540              36,299
TECO Energy, Inc.                                                       449               7,629
The AES Corp. *                                                       1,421              33,209
The Southern Company                                                  1,595              57,819
                                                                              -----------------
                                                                                        689,075

ELECTRONICS - 0.45%
Agilent Technologies, Inc. *                                            878              27,955
Harman International Industries, Inc.                                   140              14,538
Jabil Circuit, Inc.                                                     397              11,259
L-3 Communications Holdings, Inc.                                       265              21,796
Sanmina-SCI Corp. *                                                   1,144               4,233
Solectron Corp. *                                                     1,964               6,540
Thermo Electron Corp. *                                                 872              38,220
                                                                              -----------------
                                                                                        124,541

ENERGY - 0.79%
Duke Energy Corp.                                                     2,691              85,359
Progress Energy, Inc.                                                   545              26,035
Sempra Energy                                                           561              30,574
TXU Corp.                                                               991              56,873
Xcel Energy, Inc.                                                       872              20,021
                                                                              -----------------
                                                                                        218,862

FINANCIAL SERVICES - 8.31%
Ameriprise Financial, Inc.                                              524              28,348
Bear Stearns Companies, Inc.                                            258              39,340
Capital One Financial Corp.                                             657              51,167
Charles Schwab Corp.                                                  2,222              40,752
Chicago Merchantile Exchange Holdings, Inc.                              76              40,706
CIT Group, Inc.                                                         427              22,208
Citigroup, Inc.                                                      10,620             526,646
Countrywide Financial Corp.                                           1,315              52,232
E*TRADE Financial Corp. *                                               918              22,096
Federal Home Loan Mortgage Corp.                                      1,484              99,665
Federal National Mortgage Association                                 2,079             118,565
Federated Investors, Inc., Class B                                      194               6,437
Fiserv, Inc. *                                                          374              19,115
Franklin Resources, Inc.                                                358              38,213
Goldman Sachs Group, Inc.                                               927             180,580
Janus Capital Group, Inc.                                               444               8,995

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
JP Morgan Chase & Company                                             7,457   $         345,110
Legg Mason, Inc.                                                        282              26,892
Lehman Brothers Holdings, Inc.                                        1,154              85,015
Mellon Financial Corp.                                                  884              35,563
Merrill Lynch & Company, Inc.                                         1,904             166,467
Morgan Stanley                                                        2,303             175,397
PNC Financial Services Group, Inc.                                      632              44,676
SLM Corp.                                                               881              40,385
State Street Corp. (c)                                                  712              44,237
Synovus Financial Corp.                                                 696              20,894
T. Rowe Price Group, Inc.                                               562              24,351
                                                                              -----------------
                                                                                      2,304,052

FOOD & BEVERAGES - 2.94%
Campbell Soup Company                                                   496              18,883
Coca-Cola Enterprises, Inc.                                             592              12,106
ConAgra Foods, Inc.                                                   1,098              28,219
Constellation Brands, Inc., Class A *                                   453              12,675
Dean Foods Company *                                                    286              12,247
General Mills, Inc.                                                     758              42,410
H.J. Heinz Company                                                      712              31,648
Hershey Company                                                         377              19,970
Kellogg Company                                                         537              26,732
McCormick & Company, Inc.                                               283              10,958
Pepsi Bottling Group, Inc.                                              292               9,145
PepsiCo, Inc.                                                         3,542             219,498
Sara Lee Corp.                                                        1,633              27,075
Starbucks Corp. *                                                     1,624              57,311
Sysco Corp.                                                           1,329              47,645
The Coca-Cola Company                                                 4,377             204,975
Tyson Foods, Inc., Class A                                              541               8,596
William Wrigley Jr. Company                                             471              24,699
                                                                              -----------------
                                                                                        814,792

FOREST PRODUCTS - 0.12%
Weyerhaeuser Company                                                    529              34,216

FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                                   388               9,227

GAS & PIPELINE UTILITIES - 0.49%
El Paso Corp.                                                         1,495              21,827
KeySpan Corp.                                                           376              15,427
Kinder Morgan, Inc.                                                     230              24,138
Nicor, Inc.                                                              95               4,707
NiSource, Inc.                                                          586              14,451
Peoples Energy Corp.                                                     82               3,558
Questar Corp.                                                           184              15,872
Williams Companies, Inc.                                              1,280              35,533
                                                                              -----------------
                                                                                        135,513

HEALTHCARE PRODUCTS - 3.02%
Bausch & Lomb, Inc.                                                     115               5,568
Baxter International, Inc.                                            1,401              62,681
Becton, Dickinson & Company                                             526              37,725

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Biomet, Inc.                                                            526   $          19,888
Boston Scientific Corp. *                                             2,530              40,025
C.R. Bard, Inc.                                                         222              18,268
Johnson & Johnson                                                     6,283             414,112
Medtronic, Inc.                                                       2,469             128,709
Patterson Companies, Inc. *                                             298              11,059
St. Jude Medical, Inc. *                                                757              28,213
Stryker Corp.                                                           638              33,087
Zimmer Holdings, Inc. *                                                 522              38,085
                                                                              -----------------
                                                                                        837,420

HEALTHCARE SERVICES - 1.84%
Cardinal Health, Inc.                                                   871              56,284
Caremark Rx, Inc.                                                       917              43,374
Coventry Health Care, Inc. *                                            342              16,460
Express Scripts, Inc. *                                                 296              20,187
Humana, Inc. *                                                          355              19,206
IMS Health, Inc.                                                        433              11,895
Laboratory Corp. of America Holdings *                                  269              19,045
McKesson Corp.                                                          643              31,764
Medco Health Solutions, Inc. *                                          631              31,683
Quest Diagnostics, Inc.                                                 347              18,450
UnitedHealth Group, Inc.                                              2,893             141,988
Wellpoint, Inc. *                                                     1,331             100,717
                                                                              -----------------
                                                                                        511,053

HOLDINGS COMPANIES/CONGLOMERATES - 3.06%
General Electric Company                                             22,175             782,334
Loews Corp.                                                             982              39,201
Textron, Inc.                                                           271              26,409
                                                                              -----------------
                                                                                        847,944

HOMEBUILDERS - 0.25%
Centex Corp.                                                            255              14,112
D.R. Horton, Inc.                                                       585              15,584
KB Home                                                                 169               8,736
Lennar Corp., Class A                                                   297              15,592
Pulte Homes, Inc.                                                       455              15,352
                                                                              -----------------
                                                                                         69,376

HOTELS & RESTAURANTS - 0.98%
Darden Restaurants, Inc.                                                314              12,607
Hilton Hotels Corp.                                                     829              27,216
Marriott International, Inc., Class A                                   738              33,321
McDonald's Corp.                                                      2,634             110,549
Starwood Hotels & Resorts Worldwide, Inc.                               468              30,032
Wendy's International, Inc.                                             253               8,240
Wyndham Worldwide Corp. *                                               431              13,680
Yum! Brands, Inc.                                                       581              35,551
                                                                              -----------------
                                                                                        271,196

HOUSEHOLD APPLIANCES - 0.10%
Black & Decker Corp.                                                    159              13,655
Whirlpool Corp.                                                         168              14,330
                                                                              -----------------
                                                                                         27,985

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.                                                    324   $          26,212
Newell Rubbermaid, Inc.                                                 594              16,923
The Clorox Company                                                      324              20,736
                                                                              -----------------
                                                                                         63,871

INDUSTRIAL MACHINERY - 0.94%
Caterpillar, Inc.                                                     1,408              87,338
Cummins, Inc.                                                           113              13,551
Deere & Company                                                         497              47,712
Dover Corp.                                                             437              21,981
Ingersoll-Rand Company, Class A                                         691              26,956
ITT Corp.                                                               397              21,418
Pall Corp.                                                              268               8,413
Parker-Hannifin Corp.                                                   258              21,538
W.W. Grainger, Inc.                                                     162              11,722
                                                                              -----------------
                                                                                        260,629

INSURANCE - 4.85%
ACE, Ltd.                                                               699              39,731
Aetna, Inc.                                                           1,177              48,622
AFLAC, Inc.                                                           1,066              47,053
Allstate Corp.                                                        1,353              85,888
Ambac Financial Group, Inc.                                             228              19,526
American International Group, Inc.                                    5,582             392,526
Aon Corp.                                                               676              24,120
Chubb Corp.                                                             882              45,652
CIGNA Corp.                                                             239              30,126
Cincinnati Financial Corp.                                              372              16,472
Genworth Financial, Inc.                                                977              32,046
Hartford Financial Services Group, Inc.                                 653              56,001
Lincoln National Corp.                                                  617              39,235
Marsh & McLennan Companies, Inc.                                      1,182              37,138
MBIA, Inc.                                                              290              20,198
MetLife, Inc.                                                         1,631              95,789
MGIC Investment Corp.                                                   181              10,491
Principal Financial Group, Inc.                                         578              33,380
Progressive Corp.                                                     1,659              37,410
Prudential Financial, Inc.                                            1,041              84,821
SAFECO Corp.                                                            250              15,143
St. Paul Travelers Companies, Inc.                                    1,484              76,886
Torchmark Corp.                                                         213              13,466
UnumProvident Corp.                                                     735              15,053
XL Capital, Ltd., Class A                                               387              27,523
                                                                              -----------------
                                                                                      1,344,296

INTERNATIONAL OIL - 6.18%
Anadarko Petroleum Corp.                                                987              48,718
ChevronTexaco Corp.                                                   4,721             341,423
ConocoPhillips                                                        3,540             238,242
Exxon Mobil Corp.                                                    12,770             980,864
Hess Corp.                                                              518              26,040
Nabors Industries, Ltd. *                                               679              22,923
Noble Corp.                                                             295              22,789

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Weatherford International, Ltd. *                                       743   $          33,368
                                                                              -----------------
                                                                                      1,714,367

INTERNET RETAIL - 0.46%
Amazon.com, Inc. *                                                      675              27,230
eBay, Inc. *                                                          2,523              81,619
IAC/InterActiveCorp. *                                                  478              17,447
                                                                              -----------------
                                                                                        126,296

INTERNET SERVICE PROVIDER - 1.06%
Google, Inc., Class A *                                                 458             222,094
Yahoo!, Inc. *                                                        2,670              72,063
                                                                              -----------------
                                                                                        294,157

INTERNET SOFTWARE - 0.31%
Juniper Networks, Inc. *                                              1,215              25,867
Symantec Corp. *                                                      2,125              45,050
VeriSign, Inc. *                                                        526              13,734
                                                                              -----------------
                                                                                         84,651

LEISURE TIME - 1.09%
Brunswick Corp.                                                         200               6,474
Carnival Corp.                                                          956              46,834
Electronic Arts, Inc. *                                                 658              36,749
Harrah's Entertainment, Inc.                                            399              31,401
International Game Technology, Inc.                                     729              31,916
Walt Disney Company                                                   4,490             148,395
                                                                              -----------------
                                                                                        301,769

LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                                       270               5,851
Waters Corp. *                                                          220              11,009
                                                                              -----------------
                                                                                         16,860

LIQUOR - 0.35%
Anheuser-Busch Companies, Inc.                                        1,651              78,439
Brown Forman Corp., Class B                                             168              11,667
Molson Coors Brewing Company, Class B                                    98               6,966
                                                                              -----------------
                                                                                         97,072

MANUFACTURING - 1.89%
3M Company                                                            1,618             131,802
Danaher Corp.                                                           509              37,218
Eaton Corp.                                                             322              24,820
Harley-Davidson, Inc.                                                   563              41,533
Honeywell International, Inc.                                         1,759              75,602
Illinois Tool Works, Inc.                                               903              42,622
Rockwell Automation, Inc.                                               378              24,600
Snap-on, Inc.                                                           125               5,937
Stanley Works                                                           174               8,877
Tyco International, Ltd.                                              4,327             131,065
                                                                              -----------------
                                                                                        524,076

MEDICAL-HOSPITALS - 0.09%
Health Management Associates, Inc., Class A                             516              10,578
Manor Care, Inc.                                                        158               7,508

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Tenet Healthcare Corp. *                                             1,012    $           7,175
                                                                              -----------------
                                                                                         25,261

MINING - 0.45%
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                                              422              26,531
Newmont Mining Corp.                                                    965              45,268
Phelps Dodge Corp.                                                      438              53,874
                                                                              -----------------
                                                                                        125,673

MUTUAL FUNDS - 1.52%
SPDR Trust Series 1 *                                                 3,000             421,590

NEWSPAPERS - 0.05%
Dow Jones & Company, Inc.                                               140               5,053
The New York Times Company, Class A                                     310               7,483
                                                                              -----------------
                                                                                         12,536

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                                    203              13,696
Office Depot, Inc. *                                                    609              23,057
OfficeMax, Inc.                                                         159               7,484
                                                                              -----------------
                                                                                         44,237

PAPER - 0.24%
International Paper Company                                             976              32,306
MeadWestvaco Corp.                                                      389              11,475
Plum Creek Timber Company, Inc.                                         385              14,345
Temple-Inland, Inc.                                                     233               9,110
                                                                              -----------------
                                                                                         67,236

PETROLEUM SERVICES - 1.68%
Baker Hughes, Inc.                                                      706              51,842
BJ Services Company                                                     642              21,681
Halliburton Company                                                   2,215              74,734
Schlumberger, Ltd.                                                    2,544             174,213
Smith International, Inc.                                               431              18,257
Transocean, Inc. *                                                      677              52,772
Valero Energy Corp.                                                   1,317              72,527
                                                                              -----------------
                                                                                        466,026

PHARMACEUTICALS - 4.62%
Abbott Laboratories                                                   3,281             153,091
Allergan, Inc.                                                          324              37,772
AmerisourceBergen Corp.                                                 433              19,914
Barr Pharmaceuticals, Inc. *                                            228              11,646
Bristol-Myers Squibb Company                                          4,224             104,882
Eli Lilly & Company                                                   2,112             113,182
Forest Laboratories, Inc. *                                             683              33,262
Gilead Sciences, Inc. *                                                 982              64,733
Hospira, Inc. *                                                         337              11,054
King Pharmaceuticals, Inc. *                                            522               8,629
Merck & Company, Inc.                                                 4,674             208,040
Mylan Laboratories, Inc.                                                452               9,171
Pfizer, Inc.                                                         15,662             430,548
Schering-Plough Corp.                                                 3,182              70,036

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Watson Pharmaceuticals, Inc. *                                          219   $           5,622
                                                                              -----------------
                                                                                      1,281,582

PHOTOGRAPHY - 0.06%
Eastman Kodak Company                                                   617              16,054

PUBLISHING - 0.35%
Gannett Company, Inc.                                                   508              30,236
McGraw-Hill Companies, Inc.                                             756              50,388
Meredith Corp.                                                           84               4,544
Tribune Company                                                         410              13,038
                                                                              -----------------
                                                                                         98,206

RAILROADS & EQUIPMENT - 0.56%
Burlington Northern Santa Fe Corp.                                      778              58,474
Norfolk Southern Corp.                                                  888              43,734
Union Pacific Corp.                                                     578              52,321
                                                                              -----------------
                                                                                        154,529

REAL ESTATE - 1.13%
Apartment Investment & Management
   Company, Class A, REIT                                               209              12,047
Archstone-Smith Trust, REIT                                             460              27,591
Boston Properties, Inc., REIT                                           245              28,677
Equity Office Properties Trust, REIT                                    752              36,246
Equity Residential, REIT                                                625              33,287
Kimco Realty Corp., REIT                                                465              21,567
ProLogis, REIT                                                          526              34,279
Public Storage, Inc., REIT                                              260              25,033
Realogy Corp. *                                                         459              11,975
Simon Property Group, Inc., REIT                                        475              48,441
Vornado Realty Trust, REIT                                              261              32,915
                                                                              -----------------
                                                                                        312,058

RETAIL GROCERY - 0.34%
Safeway, Inc.                                                           955              29,424
SUPERVALU, Inc.                                                         455              15,588
The Kroger Company                                                    1,552              33,306
Whole Foods Market, Inc.                                                304              14,835
                                                                              -----------------
                                                                                         93,153

RETAIL TRADE - 4.45%
Bed Bath & Beyond, Inc. *                                               606              23,482
Best Buy Company, Inc.                                                  873              47,989
Big Lots, Inc. *                                                        234               5,220
Circuit City Stores, Inc.                                               303               7,563
Costco Wholesale Corp.                                                1,006              52,574
CVS Corp.                                                             1,765              50,779
Dillard's, Inc., Class A                                                130               4,624
Dollar General Corp.                                                    670              10,412
Family Dollar Stores, Inc.                                              325               9,064
Federated Department Stores, Inc.                                     1,167              49,119
Gap, Inc.                                                             1,156              21,640
Home Depot, Inc.                                                      4,433             168,321
J.C. Penney Company, Inc.                                               482              37,278
Kohl's Corp. *                                                          703              48,929

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Limited Brands, Inc.                                                    730   $          23,134
Lowe's Companies, Inc.                                                3,281              98,955
Nordstrom, Inc.                                                         490              24,020
RadioShack Corp.                                                        292               5,119
Sears Holdings Corp. *                                                  179              30,684
Staples, Inc.                                                         1,561              39,759
Target Corp.                                                          1,844             107,118
The TJX Companies, Inc.                                                 965              26,460
Tiffany & Company                                                       297              11,414
Walgreen Company                                                      2,165              87,661
Wal-Mart Stores, Inc.                                                 5,284             243,592
                                                                              -----------------
                                                                                      1,234,910

SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. *                                         545               6,911
Ecolab, Inc.                                                            384              17,030
Waste Management, Inc.                                                1,161              42,504
                                                                              -----------------
                                                                                         66,445

SEMICONDUCTORS - 2.65%
Advanced Micro Devices, Inc. *                                        1,165              25,129
Altera Corp. *                                                          771              15,335
Analog Devices, Inc.                                                    758              24,650
Applied Materials, Inc.                                               2,983              53,634
Broadcom Corp., Class A *                                             1,008              33,093
Freescale Semiconductor, Inc., Class B *                                871              34,779
Intel Corp.                                                          12,389             264,505
KLA-Tencor Corp.                                                        427              22,063
Linear Technology Corp.                                                 648              20,827
LSI Logic Corp. *                                                       858               9,146
Maxim Integrated Products, Inc.                                         689              21,690
Micron Technology, Inc. *                                             1,567              22,878
National Semiconductor Corp.                                            639              15,457
Novellus Systems, Inc. *                                                265               8,273
NVIDIA Corp. *                                                          757              28,002
PMC-Sierra, Inc. *                                                      449               3,417
QLogic Corp. *                                                          343               7,632
Teradyne, Inc. *                                                        423               6,303
Texas Instruments, Inc.                                               3,292              97,279
Verigy, Ltd. *                                                          107               1,909
Xilinx, Inc.                                                            730              19,564
                                                                              -----------------
                                                                                        735,565

SOFTWARE - 3.10%
Adobe Systems, Inc. *                                                 1,244              49,922
Autodesk, Inc. *                                                        498              20,508
BMC Software, Inc. *                                                    440              14,326
CA, Inc.                                                                882              19,139
Citrix Systems, Inc. *                                                  395              11,352
Compuware Corp. *                                                       801               6,720
Intuit, Inc. *                                                          734              23,106
Microsoft Corp.                                                      18,553             544,160
Novell, Inc. *                                                          728               4,572

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Oracle Corp. *                                                        8,664   $         164,876
                                                                              -----------------
                                                                                        858,681

STEEL - 0.28%
Allegheny Technologies, Inc.                                            216              19,364
Nucor Corp.                                                             663              39,681
United States Steel Corp.                                               265              19,819
                                                                              -----------------
                                                                                         78,864

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.99%
ADC Telecommunications, Inc. *                                          252               3,475
Avaya, Inc. *                                                           982              12,550
Ciena Corp. *                                                           181               4,550
Citizens Communications Company                                         689               9,763
Comverse Technology, Inc. *                                             434               8,472
Corning, Inc. *                                                       3,351              72,248
Embarq Corp.                                                            320              16,464
JDS Uniphase Corp. *                                                    452               8,353
QUALCOMM, Inc.                                                        3,548             129,821
Tellabs, Inc. *                                                         962               9,659
                                                                              -----------------
                                                                                        275,355

TELEPHONE - 3.24%
ALLTEL Corp.                                                            834              47,321
AT&T, Inc.                                                            8,343             282,911
BellSouth Corp.                                                       3,901             173,946
CenturyTel, Inc.                                                        251              10,680
Qwest Communications International, Inc. *                            3,438              26,438
Sprint Nextel Corp.                                                   6,416             125,176
Verizon Communications, Inc.                                          6,226             217,537
Windstream Corp.                                                      1,019              14,205
                                                                              -----------------
                                                                                        898,214

TIRES & RUBBER - 0.02%
Goodyear Tire & Rubber Company *                                        381               6,420

TOBACCO - 1.52%
Altria Group, Inc.                                                    4,496             378,608
Reynolds American, Inc.                                                 368              23,641
UST, Inc.                                                               345              19,313
                                                                              -----------------
                                                                                        421,562

TOYS, AMUSEMENTS & SPORTING GOODS - 0.10%
Hasbro, Inc.                                                            351               9,389
Mattel, Inc.                                                            811              17,802
                                                                              -----------------
                                                                                         27,191

TRAVEL SERVICES - 0.58%
American Express Company                                              2,610             153,259
Sabre Holdings Corp.                                                    283               7,763
                                                                              -----------------
                                                                                        161,022

TRUCKING & FREIGHT - 1.09%
CSX Corp.                                                               952              34,139
Fedex Corp.                                                             658              75,953
Navistar International Corp. *                                          132               4,223
Ryder Systems, Inc.                                                     133               6,938

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INDEX 500 FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
United Parcel Service, Inc., Class B                                  2,322   $         180,930
                                                                              -----------------
                                                                                        302,183
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $27,033,632)                                        $      27,484,766
                                                                              -----------------

SHORT TERM INVESTMENTS - 0.65%
UBS Finance (Delaware) LLC
   5.30% due 12/01/2006                                   $         180,000   $         180,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $180,000)                                                            $         180,000
                                                                              -----------------
TOTAL INVESTMENTS (INDEX 500 FUND)
   (COST $27,213,632) - 99.75%                                                $      27,664,766
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.25%                                            70,200
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $      27,734,966
                                                                              =================

INTERNATIONAL EQUITY INDEX FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.07%

ARGENTINA - 0.03%
Petrobras Energia Participaciones SA, ADR,
   B Shares * (a)                                                     2,810   $          31,472
Siderar SA, Class A Shares, ADR                                         603              36,872
Telecom Argentina SA, ADR, B Shares * (a)                             2,416              41,700
                                                                              -----------------
                                                                                        110,044

AUSTRALIA - 4.26%
ABC Learning Centres, Ltd. (a)                                        7,100              41,767
AGL Energy, Ltd. *                                                    8,602             103,920
Alinta, Ltd.                                                         11,215              91,213
Alumina, Ltd. (a)                                                    25,521             127,760
Amcor, Ltd.                                                          19,704             115,754
AMP, Ltd. (a)                                                        41,538             311,257
Ansell, Ltd.                                                          3,841              35,454
APN News & Media, Ltd. (a)                                            5,322              24,373
Aristocrat Leisure, Ltd. (a)                                          7,498              92,003
Australia and New Zealand Banking Group,
   Ltd. (a)                                                          40,247             904,113
Australian Stock Exchange, Ltd.                                       3,611             103,785
Axa Asia Pacific Holdings, Ltd. (a)                                  19,929             103,228
Babcock & Brown, Ltd.                                                 5,134             100,534
BHP Billiton, Ltd. (a)                                               76,647           1,587,452
Billabong International, Ltd.                                         3,737              47,212
Bluescope Steel, Ltd. (a)                                            14,858              93,857
Boral, Ltd.                                                          12,365              72,542
Brambles, Ltd. *                                                     21,818             221,718
Caltex Australia, Ltd.                                                3,106              54,323
Centro Properties Group, Ltd.                                        18,636             126,549
CFS Gandel Retail Trust                                              28,971              48,496
CFS Retail Property Trust *                                              60                 100
Challenger Financial Services Group, Ltd. (a)                         7,777              24,317

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Coca-Cola Amatil, Ltd. (a)                                           11,100   $          65,559
Cochlear, Ltd.                                                        1,084              48,197
Coles Myer, Ltd. (a)                                                 25,180             263,637
Commonwealth Bank of Australia, Ltd. (a)                             28,291           1,059,519
Commonwealth Property Office Fund, Ltd.                              28,338              32,221
Computershare, Ltd.                                                   9,855              70,423
CSL, Ltd. (a)                                                         3,993             186,965
CSR, Ltd. (a)                                                        19,679              49,723
DB RREEF Trust                                                       59,581              81,153
DCA Group, Ltd. (a)                                                   7,794              21,170
Downer EDI, Ltd.                                                      6,793              37,600
Foster's Group, Ltd.                                                 44,392             234,497
Futuris Corp., Ltd.                                                  11,207              16,725
General Property Trust, Ltd.                                         43,591             177,604
Goodman Fielder, Ltd.                                                23,651              39,404
Harvey Norman Holding, Ltd.                                          10,391              33,065
Iluka Resources, Ltd. (a)                                             4,497              24,856
ING Industrial Fund (a)                                              20,219              37,677
Investa Property Group, Ltd.                                         31,699              60,571
James Hardie Industries, Ltd.                                         9,513              63,247
John Fairfax Holdings, Ltd.                                          20,576              84,483
Leighton Holdings, Ltd. (a)                                           2,745              44,259
Lend Lease Corp.                                                      7,626             105,376
Lion Nathan, Ltd.                                                     6,742              43,067
Macquarie Airports, Ltd.                                             15,284              42,842
Macquarie Bank, Ltd. (a)                                              5,536             318,313
Macquarie Communications
   Infrastructure Group, Ltd. (a)                                     6,747              34,149
Macquarie Goodman Group, Ltd. (a)                                    30,094             167,759
Macquarie Infrastructure Group, Ltd.                                 56,946             157,826
Macquarie Office Trust (a)                                           41,584              50,894
Mayne Nickless, Ltd.                                                 12,352              34,429
Mayne Pharma, Ltd. (a)                                               15,025              48,879
Mirvac Group, Ltd.                                                   22,374              93,633
Multiplex Group, Ltd. (a)                                            14,988              46,155
National Australia Bank, Ltd.                                        35,277           1,091,348
Newcrest Mining, Ltd.                                                 7,183             146,840
NRMA Insurance Group, Ltd. (a)                                       35,115             160,261
OneSteel, Ltd.                                                       10,886              37,907
Orica, Ltd.                                                           6,924             131,213
Origin Energy, Ltd. (a)                                              17,350             103,158
Pacific Brands, Ltd.                                                  9,241              19,408
Paladin Resources, Ltd. * (a)                                         9,622              53,563
PaperlinX, Ltd. (a)                                                   8,221              25,706
Perpetual Trust of Australia, Ltd. (a)                                  843              49,090
Publishing & Broadcasting, Ltd.                                       2,590              42,578
Qantas Airways, Ltd., ADR                                            21,543              84,201
QBE Insurance Group, Ltd.                                            17,577             359,322
Rinker Group, Ltd.                                                   19,521             287,467
Rio Tinto, Ltd. (a)                                                   6,194             362,896
Santos, Ltd.                                                         13,567             110,339
Sonic Healthcare, Ltd. (a)                                            5,460              57,382

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Stockland - New Shares *                                                 93   $             565
Stockland Company, Ltd. (a)                                          30,172             187,970
Suncorp-Metway, Ltd. (a)                                             11,925             192,557
Sydney Roads Group *                                                 17,413              15,468
TABCORP Holdings, Ltd. (a)                                           11,440             147,329
Tattersall's, Ltd. (a)                                               24,837              74,719
Telstra Corp., Ltd. (a)                                              64,321             191,470
Toll Holdings, Ltd.                                                  12,104             160,754
Transurban Group, Ltd. * (a)                                         17,929             103,627
Wesfarmers, Ltd. (a)                                                  8,164             225,620
Westfield Group - New Shares * (a)                                       64                 970
Westfield Group (a)                                                  33,015             507,035
Westpac Banking Corp., Ltd.                                          40,341             777,219
Woodside Petroleum, Ltd.                                             10,123             300,222
Woolworths, Ltd.                                                     25,565             444,095
WorleyParsons, Ltd. (a)                                               3,104              46,886
Zinifex, Ltd.                                                        10,616             142,752
                                                                              -----------------
                                                                                     14,949,541

AUSTRIA - 0.46%
Andritz AG                                                              217              41,868
BetandWin.com Interactive
   Entertainment AG * (a)                                               440               9,668
Bohler Uddeholm AG                                                      860              54,625
Erste Bank der Oesterreichischen
   Sparkassen AG                                                      4,071             296,963
Flughafen Wien AG (a)                                                   200              18,371
Immoeast Immobilien Anlagen AG *                                      6,148              83,156
Immofinanz Immobilien Anlage AG *                                     9,877             130,057
Mayr-Melnhof Karton AG                                                   80              14,517
Meinl European Land, Ltd. *                                           4,924             116,225
Oesterreichische Elektrizitaets AG, Class A                           1,703              85,363
OMV AG                                                                3,637             195,325
Raiffeisen International Bank Holding AG (a)                            789              92,907
RHI AG * (a)                                                            567              26,015
Telekom Austria AG                                                    8,264             219,170
Voestalpine AG                                                        1,927              95,645
Wiener Staedtische Allgemeine
   Versicherung AG                                                      661              45,456
Wienerberger Baustoffindustrie AG                                     1,558              83,094
                                                                              -----------------
                                                                                      1,608,425

BELGIUM - 0.99%
Agfa Gevaert NV (a)                                                   2,190              52,041
Barco N.V.                                                              262              22,339
Bekaert SA                                                              272              31,542
Belgacom SA (a)                                                       3,649             156,485
Cofinimmo SA                                                            142              28,395
Colruyt SA                                                              349              66,133
Compagnie Maritime Belge SA (a)                                         338              13,348
Delhaize Group                                                        1,711             136,246
Dexia                                                                12,811             349,953
Euronav NV (a)                                                          320               9,968
Fortis Group SA                                                      26,089           1,065,190

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BELGIUM (CONTINUED)
Groupe Bruxelles Lambert SA                                           1,647   $         188,043
Interbrew                                                             4,091             268,802
KBC Bancassurance Holding NV                                          4,089             460,618
Mobistar SA                                                             691              58,093
Omega Pharma SA                                                         422              29,211
SA D'Ieteren Trading NV (a)                                              53              17,802
Solvay SA (a)                                                         1,422             202,707
Suez SA (a)                                                           2,066              99,229
UCB SA                                                                1,965             124,813
Union Miniere SA                                                        556              83,682
                                                                              -----------------
                                                                                      3,464,640

BERMUDA - 0.26%
Brilliance China Automotive Holdings, Ltd. *                         63,709              10,894
Central European Media Enterprises, Ltd. *                              542              40,562
Cheung Kong Infrastructure Holdings, Ltd.                             9,000              27,539
Cosco Pacific, Ltd.                                                  24,855              54,898
Credicorp, Ltd., ADR                                                    967              38,632
Esprit Holdings, Ltd.                                                21,500             222,929
Frontline, Ltd. (a)                                                   1,200              42,807
Giordano International, Ltd.                                         28,000              14,183
Hopson Development Holdings, Ltd., GDR                               16,000              39,577
Johnson Electronic Holdings, Ltd.                                    33,000              24,947
Kerry Properties, Ltd.                                               10,684              42,720
Li & Fung, Ltd.                                                      49,600             143,479
Noble Group, Ltd. (a)                                                23,000              16,158
Orient Overseas International, Ltd.                                   5,000              31,563
SeaDrill, Ltd., GDR *                                                 4,938              82,056
Sinochem Hong Kong Holding, Ltd., GDR                                42,000              17,063
Texwinca Holdings, Ltd.                                              12,000               8,100
TPV Technology, Ltd.                                                 25,211              17,568
Yue Yuen Industrial Holdings, Ltd.                                   14,500              45,859
                                                                              -----------------
                                                                                        921,534

BRAZIL - 0.94%
All America Latina Logistica SA                                       7,800              68,882
Aracruz Celulose SA, ADR (a)                                            845              51,427
Banco Bradesco SA *                                                     224               8,408
Banco Nossa Caixa SA                                                    732              16,966
Brasil Telecom Participacoes SA, ADR                                    905              34,073
Brasil Telecom Participacoes SA *                                 1,400,000              21,305
Centrais Eletricas Brasileiras SA, ADR,
   B Shares (a)                                                       2,071              22,009
Centrais Eletricas Brasileiras SA, ADR                                3,447              40,852
Centrais Eletricas Brasileiras SA                                   700,000              16,592
Cia Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR (a)                                                      436              13,525
Cia de Bebidas das Americas, ADR                                        900              37,350
Cia de Concessoes Rodoviarias, ADR                                    2,900              36,844
Cia de Saneamento Basico do Estado de Sao
   Paulo *                                                          310,000              37,312
Cia Energetica De Minas Gerais, ADR (a)                               1,976              89,770
Cia Vale do Rio Doce                                                  5,300             145,961
Companhia Siderurgica Nacional SA, ADR (a)                            2,542              75,803

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BRAZIL (CONTINUED)
Companhia Siderurgica Nacional SA                                       200   $           5,967
Companhia Vale Do Rio Doce, SADR                                     13,682             322,211
Companhia Vale Do Rio Doce, SADR                                      9,634             267,440
Cosan SA Industria e Comercio *                                       1,192              20,712
Cyrela Brazil Realty SA                                               2,000              38,460
Diagnosticos da America SA *                                            800              16,970
EDP Brasil SA                                                         1,100              14,812
Empresa Brasileira de Aeronautica SA *                                2,800              29,039
Empresa Brasileira de Aeronautica SA, ADR                             1,575              65,583
Gafisa SA *                                                           1,380              20,046
Gerdau SA, SADR (a)                                                   6,241              98,296
Gerdau SA                                                             1,308              17,076
Lojas Renner SA                                                       2,500              32,661
Natura Cosmeticos SA                                                  2,400              32,428
Perdigao SA                                                           1,500              18,019
Petroleo Brasileiro SA, ADR                                           5,916             502,268
Petroleo Brasileiro SA, ADR                                           4,276             402,585
Petroleo Brasileiro SA                                                8,300             195,204
Souza Cruz SA                                                         1,700              29,312
Submarino SA *                                                        1,035              30,690
Tele Norte Leste Participacoes SA, ADR (a)                            5,457              81,473
Tele Norte Leste Participacoes SA                                     1,400              44,676
Tractebel Energia SA                                                  2,100              15,814
Unibanco - Uniao de Bancos Brasileiros SA *                           6,400              54,216
Unibanco - Uniao De Bancos Brasileiros SA, ADR * (a)                  1,717             145,378
Usinas Siderurgicas de Minas Gerais SA, ADR * (a)                     1,567              52,860
Vivo Participacoes SA, ADR * (a)                                      3,208              12,511
Votorantim Celulose e Papel SA, SADR (a)                              1,189              23,661
                                                                              -----------------
                                                                                      3,307,447

CANADA - 5.87%
Aber Diamond Corp.                                                    1,400              51,493
Abitibi-Consolidated, Inc.                                            7,100              16,423
ACE Aviation Holdings, Inc. *                                         1,900              58,264
Agnico-Eagle Mines, Ltd.                                              2,700             119,204
Agrium, Inc.                                                          3,000              92,154
Alcan Aluminum, Ltd.                                                  8,300             398,292
Algoma Steel, Inc. *                                                    800              24,427
Alimentation Couche Tard, Inc., ADR                                   2,800              62,067
Angiotech Pharmaceuticals, Inc. *                                     1,700              14,910
ARC Energy Trust, ADR                                                 2,000              40,478
Astral Media. Inc.                                                    1,200              41,046
Bank Nova Scotia Halifax                                             21,800             992,255
Bank of Montreal                                                     11,100             665,115
Barrick Gold Corp.                                                   18,708             586,146
BCE, Inc.                                                             6,173             151,709
Bema Gold Corp. *                                                    11,600              63,115
Biovail Corp.                                                         3,200              56,803
Bombardier, Inc. *                                                   32,100             106,873
Brookfield Asset Management, Inc.                                     7,750             370,338
Brookfield Properties Corp.                                           2,600             104,424

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
CAE, Inc.                                                             4,900   $          44,606
Cameco Corp.                                                          7,900             299,430
Canadian Imperial Bank of Commerce                                    7,300             573,715
Canadian National Railway Company                                    11,700             549,660
Canadian Natural Resources, Ltd.                                     11,900             645,385
Canadian Oil Sands Trust, ADR                                         4,900             128,752
Canadian Pacific Railway, Ltd.                                        3,400             189,192
Canadian Tire Corp., Ltd.                                             1,800             114,417
Canetic Resources Trust                                               4,600              67,830
Canfor Corp. *                                                        1,800              16,244
Celestica, Inc. *                                                     3,800              34,526
CGI Group, Inc. *                                                     5,300              36,638
Cognos, Inc. *                                                        2,100              85,446
Cott Corp. *                                                          1,900              25,886
Domtar, Inc. *                                                        3,900              27,985
Duvernay Oil Corp, ADR *                                              1,000              32,724
Eldorado Gold Corp. *                                                 7,900              44,991
Enbridge, Inc.                                                        7,200             253,594
EnCana Corp.                                                         18,300             951,757
Ensign Energy Services, Inc., ADR                                     2,600              44,535
Fairfax Financial Holdings, Ltd.                                        400              73,324
Finning International, Inc.                                           2,000              78,241
First Calgary Petroleums, Ltd., ADR *                                 4,400              27,178
First Quantum Minerals, Ltd., ADR                                     1,500              78,617
Fortis, Inc.                                                          2,100              51,794
Four Seasons Hotels, Inc.                                               500              40,102
George Weston, Ltd.                                                   1,100              68,765
Gildan Activewear, Inc. *                                             1,200              65,680
Goldcorp, Inc.                                                       15,453             483,486
Great-West Lifeco, Inc.                                               5,900             171,880
Harvest Energy Trust                                                  2,400              56,565
Husky Energy, Inc.                                                    2,700             185,394
IGM Financial, Inc.                                                   2,600             109,709
Imperial Oil, Ltd.                                                    7,600             285,595
Ipsco, Inc.                                                           1,000             102,072
Ivanhoe Mines, Ltd. *                                                 5,800              53,866
Jean Coutu Group, Inc.                                                2,800              28,948
Kinross Gold Corp. *                                                  7,700              96,743
Loblaw Companies, Ltd.                                                2,400              99,777
Magna International, Inc.                                             2,300             176,870
Manulife Financial Corp.                                             34,700           1,146,786
MDS, Inc.                                                             2,800              51,273
Meridian Gold, Inc. *                                                 2,100              64,986
Methanex Corp.                                                        2,200              54,453
MI Developments, Inc.                                                   900              32,701
National Bank of Canada                                               3,600             199,974
Nexen, Inc.                                                           5,700             312,280
Niko Resources, Ltd.                                                    800              56,144
Nortel Networks Corp. *                                              94,600             202,238
Nova Chemicals Corp.                                                  1,600              46,485
Novelis, Inc.                                                         1,500              40,767
Onex Corp.                                                            2,300              56,827

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Open Text Corp. *                                                       800   $          15,070
OPTI Canada, Inc. *                                                   3,200              55,317
Pan American Silver Corp *                                            1,400              36,259
Penn West Energy Trust                                                4,980             159,259
Petro-Canada                                                         11,300             509,780
Potash Corp. of Saskatchewan, Inc.                                    2,300             324,340
Power Corporation Of Canada                                           7,400             230,814
Power Financial Corp.                                                 5,500             179,791
Precision Drilling Trust, ADR                                         1,200              29,849
PrimeWest Energy Trust                                                1,600              35,074
Provident Energy Trust                                                3,800              42,783
QLT, Inc. *                                                           1,355              11,563
Quebecor World, Inc.                                                  1,600              18,645
Research In Motion, Ltd. *                                            3,700             514,632
Ritchie Bros. Auctioneers, Inc.                                         700              37,927
Rogers Communications, Inc.                                           4,900             300,392
RONA, Inc. *                                                          2,200              41,249
Royal Bank of Canada                                                 28,400           1,325,756
Saputo, Inc.                                                            900              30,051
Shaw Communications, Inc.                                             4,000             124,064
Shell Canada, Ltd.                                                    4,600             174,714
Shoppers Drug Mart Corp.                                              4,200             182,484
SNC-Lavalin Group, Inc.                                               3,400              96,279
Sun Life Financial, Inc.                                             12,900             550,992
Suncor Energy, Inc.                                                  10,100             796,425
Talisman Energy, Inc.                                                23,900             401,422
Teck Cominco, Ltd.                                                    4,400             331,730
Telus Corp. - Non Voting Shares                                       3,600             173,321
Telus Corp.                                                           1,200              58,899
Thomson Corp.                                                         5,000             213,388
TransAlta Corp.                                                       4,200              94,867
Trans-Canada Corp.                                                   10,600             358,859
Trican Well Service, Ltd.                                             2,300              45,966
TSX Group, Inc.                                                       1,600              64,064
UTS Energy Corp., ADR *                                               8,500              31,651
Western Oil Sands, Inc. *                                             3,400              94,879
Yamana Gold, Inc.                                                     7,300              94,276
                                                                              -----------------
                                                                                     20,569,200

CAYMAN ISLANDS - 0.10%
Agile Property Holdings, Ltd.                                        39,211              36,397
ASM Pacific Technology, Ltd.                                          3,500              19,462
Foxconn International Holdings, Ltd. *                               46,000             138,979
Hutchison Telecommunications International, Ltd. *                   31,000              67,594
Kingboard Chemical Holdings, Ltd.                                    12,000              48,443
Shimao Property Holdings, Ltd., GDR *                                18,000              29,668
Xinao Gas Holdings, Ltd., GDR                                        12,000              14,734
                                                                              -----------------
                                                                                        355,277

CHILE - 0.24%
Banco Santander Chile SA, ADR (a)                                     2,667             129,483
Cia Cervecerias Unidas SA, ADR                                          457              13,281

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHILE (CONTINUED)
Compania de Telecomunicaciones de Chile SA, ADR (a)                   7,734   $          61,717
Distribucion y Servicio D&S SA, ADR (a)                                 966              19,233
Embotelladora Andina SA, ADR, Series A                                  915              14,528
Embotelladora Andina SA, ADR, Series B                                1,006              16,971
Empresa Nacional de Electricidad SA, ADR                              6,419             222,611
Enersis SA, ADR                                                      15,435             234,767
Sociedad Quimica y Minera de
   Chile SA, ADR, B Shares (a)                                          717              97,942
Vina Concha Y Toro SA, ADR                                              911              28,004
                                                                              -----------------
                                                                                        838,537

CHINA - 0.94%
Air China, Ltd., Class H                                             52,066              26,508
Aluminum Corp. of China, Ltd.                                        72,780              58,481
Angang New Steel Company, Ltd. Class H                               20,141              25,480
Bank of China, Ltd., H Shares *                                     510,500             247,435
Bank of Communications Company, Ltd., Class H                       131,879             121,229
Beijing Capital International Airport Company,
   Ltd., Class H                                                     31,211              20,063
Beijing Datang Power Generation Company , Ltd., Class H              31,568              26,665
BYD Company, Ltd., H Shares *                                         3,946              12,277
Chaoda Modern Agriculture Holdings, Ltd.                             37,925              23,697
China Construction Bank                                             553,118             287,291
China Life Insurance Company, Ltd.                                  158,376             384,428
China Mengniu Dairy Company, Ltd.                                    19,498              42,465
China Overseas Land & Investment, Ltd.                               78,921              86,245
China Petroleum & Chemical Corp., Class H                           376,030             297,318
China Shipping Container Lines Company, Ltd.                         38,888              10,299
China Shipping Development Company, Ltd., Class H                    29,568              34,707
China Telecom Corp., Ltd.                                           316,396             146,439
China Travel International Investment Hong Kong, Ltd.                57,709              15,210
COSCO Holdings                                                       37,460              21,576
Dongfeng Motor Group Company, Ltd. *                                 52,780              23,546
Guangdong Investment, Ltd.                                           52,780              23,275
Guangshen Railway Company, Ltd., Class H                             33,211              16,567
Guangzhou R&F Properties Company, Ltd. - H Shares                    17,600              35,751
Guangzhou R&F Properties Company, Ltd.                                6,000              12,188
Huadian Power International Corp., Ltd., Class H                     35,211              13,581
Huaneng Power International, Inc., Class H                           70,564              57,608
Hunan Non-Ferrous Metal Corp., Ltd *                                 26,000              14,674
Industrial & Commercial Bank of China *                             657,000             331,957
Jiangsu Expressway, Ltd.                                             28,855              17,436
Jiangxi Copper Company, Ltd., Class H                                29,925              32,202
Lenovo Group, Ltd.                                                   74,564              30,005
Maanshan Iron & Steel Company, Ltd.,Class H                          41,925              20,806
PetroChina Company, Ltd., Class H                                   427,739             544,425

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHINA (CONTINUED)
PICC Property & Casualty Company, Ltd., Class H *                    54,780   $          21,551
Qingling Motors Co.                                                     855                 137
Shanghai Electric Group Company, Ltd.                                63,136              22,078
Shanghai Forte Land Company                                          25,211              10,858
Shenzhen Expressway Company, Ltd.                                    18,141              10,332
Sinopec Shanghai Petrochemical Company, Ltd., H Shares               50,066              23,365
Sinopec Yizheng Chemical Fibre Company, Ltd. *                       21,925               4,820
Sinotrans, Ltd., Class H                                             35,390              12,740
Solomon Systech International, Ltd.                                  34,000               5,245
Tsingtao Brewery Company, Ltd., Series H                              7,070               8,835
Weichai Power Company, Ltd.                                           2,357               7,485
Yanzhou Coal Mining Company, Ltd., Class H                           43,210              30,721
Zhejiang Expressway Company, Ltd., Class H                           32,282              21,997
Zijin Mining Group, Ltd.                                             70,149              47,980
ZTE Corp., Class H                                                    3,757              17,147
                                                                              -----------------
                                                                                      3,307,125

COLOMBIA - 0.03%
BanColombia SA, ADR                                                   3,207              96,435

CZECH REPUBLIC - 0.10%
Cesky Telecom AS                                                      2,268              51,448
CEZ AS                                                                4,171             185,272
Komercni Banka AS                                                       306              45,743
Philip Morris CR AS                                                      14               7,195
Unipetrol AS *                                                        1,460              15,382
Zentiva NV                                                              460              26,523
                                                                              -----------------
                                                                                        331,563

DENMARK - 0.63%
A P Moller- Maersk AS (a)                                                24             225,005
AS Det Ostasiatiske Kompagni                                            375              22,015
Bang & Olufsen AS - B Series (a)                                        225              27,339
Carlsberg AS, B Shares                                                  700              66,872
Codan AS                                                                300              26,151
Coloplast AS (a)                                                        596              52,483
Dampskibsselskabet Torm AS (a)                                          300              18,412
Danisco AS (a)                                                        1,100              94,517
Danske Bank AS                                                       10,700             468,263
DSV AS                                                                  400              70,803
FLS Industries AS, B Shares                                             900              52,516
GN Store Nord AS (a)                                                  4,500              64,043
H. Lundbeck AS (a)                                                    1,300              33,071
Jyske Bank *                                                          1,335              87,635
NKT Holdings AS                                                         400              32,911
Novo Nordisk AS                                                       5,350             413,537
Novozymes AS, B Shares                                                1,050              88,540
Sydbank AS                                                            1,320              56,241
Topdanmark AS *                                                         400              63,972
TrygVesta AS (a)                                                        544              40,453
Vestas Wind Systems AS *                                              4,200             162,323

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
William Demant Holdings AS * (a)                                        700   $          55,789
                                                                              -----------------
                                                                                      2,222,891

FINLAND - 1.13%
Amer Sports Oyj (a)                                                   1,550              35,394
Cargotec Corp. Oyj, B Shares                                            870              42,939
Elisa Oyj, A Shares                                                   3,300              86,031
Fortum Corp. Oyj                                                      9,800             286,806
KCI Konecranes Oyj                                                    1,150              29,264
Kesko Oyj                                                             1,400              71,697
Kone Corp. Oyj (a)                                                    1,711              87,647
Metra Oyj, B Shares (a)                                               1,400              67,576
Metso Oyj                                                             2,900             133,748
Neste Oil Oyj (a)                                                     2,879              92,846
Nokia AB Oyj                                                         90,700           1,826,944
Nokian Renkaat Oyj (a)                                                2,360              48,914
OKO Bank - A (a)                                                      2,000              32,276
Oriola-KD Oyj *                                                       1,700               5,884
Orion Oyj, Series B * (a)                                             1,700              35,460
Outokumpu Oyj                                                         2,200              73,808
Rautaruukki Oyj                                                       1,800              65,616
Sampo Oyj, A Shares                                                   9,400             237,705
SanomaWSOY Oyj                                                        1,320              36,601
Stora Enso Oyj, R Shares                                             12,900             201,338
TietoEnator Oyj (a)                                                   1,660              47,349
UPM-Kymmene Oyj                                                      11,600             289,185
Uponor Oyj                                                            1,200              39,240
YIT Oyj                                                               2,822              73,420
                                                                              -----------------
                                                                                      3,947,688

FRANCE - 7.48%
Accor SA (a)                                                          4,426             322,214
Air France                                                            2,755             110,073
Alcatel SA (a)                                                       50,811             681,865
Alstom RGPT * (a)                                                     2,389             277,986
Atos Origin SA *                                                      1,390              78,300
AXA Group (a)                                                        36,442           1,382,065
BNP Paribas SA (a)                                                   18,294           1,973,451
Bouygues SA (a)                                                       4,249             252,590
Business Objects SA *                                                 2,146              82,867
Cap Gemini SA (a)                                                     2,571             156,895
Carrefour SA (a)                                                     12,916             808,578
Casino Guich-Perrachon SA (a)                                           953              87,071
CNP Assurances SA                                                       907              95,076
Compagnie De Saint Gobain SA (a)                                      6,725             537,291
Compagnie Generale des Etablissements Michelin, Class B               3,124             271,753
Credit Agricole SA (a)                                               12,949             548,958
Dassault Systemes SA                                                  1,091              59,562
Essilor International SA (a)                                          2,084             224,119
European Aeronautic Defence & Space Company                           6,902             203,275
France Telecom SA                                                    37,117             964,693

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Gaz de France (a)                                                     4,465   $         193,019
Gecina SA                                                               319              47,885
Groupe Danone SA                                                      5,207             802,331
Hermes International SA (a)                                           1,493             162,937
Imerys SA                                                               610              53,549
Klepierre SA (a)                                                        445              72,286
Lafarge SA (a)                                                        3,242             471,606
Lagardere S.C.A. (a)                                                  2,472             181,273
L'Air Liquide SA (a)                                                  2,590             586,951
L'Oreal SA (a)                                                        6,341             639,886
LVMH Moet Hennessy SA (a)                                             5,296             549,882
M6-Metropole Television (a)                                           1,462              50,037
Neopost SA                                                              613              78,889
PagesJaunes Groupe SA (a)                                             2,409              49,003
Pernod-Ricard SA (a)                                                  1,611             357,184
Peugeot SA (a)                                                        3,446             215,135
Pinault-Printemps-Redoute SA (a)                                      1,458             222,726
Publicis Groupe SA (a)                                                2,807             108,763
Renault Regie Nationale SA (a)                                        4,070             488,431
Safran SA (a)                                                         3,386              72,873
Sanofi-Aventis (a)                                                   22,223           1,953,783
Schneider Electric SA (a)                                             4,899             531,074
SCOR (a)                                                             24,797              71,025
Societe BIC SA (a)                                                      609              41,590
Societe Des Autoroutes Paris-Rhin-Rhone                                 436              35,325
Societe Generale                                                      8,066           1,353,034
Societe Television Francaise 1                                        2,677              99,182
Sodexho Alliance (a)                                                  2,137             125,281
STMicroelectronics NV (a)                                            15,253             275,482
Suez SA Strip VVPR *                                                  1,452                  19
Suez SA (a)                                                          20,227             972,298
Technip SA                                                            2,146             150,538
Thales SA (a)                                                         1,884              90,113
Thomson * (a)                                                         5,367              99,637
Total SA (a)                                                         47,593           3,379,580
Unibail (a)                                                           1,011             238,633
Valeo SA                                                              1,584              63,350
Vallourec SA                                                            896             240,955
Veolia Environnement SA (a)                                           6,201             411,060
Vinci SA (a)                                                          4,563             573,915
Vivendi Universal SA                                                 24,851             957,305
Zodiac SA (a)                                                           739              45,284
                                                                              -----------------
                                                                                     26,231,791

GERMANY - 5.49%
Adidas-Salomon AG                                                     4,427             218,321
Allianz AG                                                            9,420           1,835,611
Altana AG (a)                                                         1,539              89,876
BASF AG                                                              10,676             986,454
Bayer AG                                                             15,869             819,208
Beiersdorf AG (a)                                                       990              58,498
Bilfinger Berger AG                                                     835              51,720

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Celesio AG                                                            1,790   $          91,765
Commerzbank AG                                                       13,695             493,414
Continental AG                                                        2,931             333,319
DaimlerChrysler AG                                                   20,020           1,163,844
Deutsche Bank AG                                                     11,394           1,471,165
Deutsche Boerse AG                                                    2,249             376,961
Deutsche Lufthansa AG                                                 5,009             124,873
Deutsche Post AG, GDR                                                 1,460              43,181
Deutsche Post AG                                                     15,580             464,847
Deutsche Postbank AG                                                  1,791             150,477
Deutsche Telekom AG                                                  61,842           1,098,055
Douglas Holding AG                                                      661              32,808
E.ON AG                                                              13,606           1,749,376
Fresenius Medical Care AG                                             1,374             184,623
Heidelberger Druckmaschinen AG                                        1,353              58,830
Hochtief AG                                                             949              63,764
Hypo Real Estate Holding AG                                           3,040             177,131
Infineon Technologies AG *                                           16,847             216,251
IVG Immobilien AG                                                     1,868              72,776
KarstadtQuelle AG * (a)                                               1,238              34,524
Linde AG                                                              2,350             231,816
MAN AG                                                                2,761             263,572
Merck & Company AG                                                    1,067             117,224
Metro AG                                                              3,540             220,863
MLP AG (a)                                                            1,068              20,210
Muenchener Rueckversicherungs-Gesellschaft AG                         4,514             736,253
Premiere AG * (a)                                                     1,468              23,126
ProSieben Sat.1 Media AG                                              1,600              48,353
Puma AG                                                                 240              86,966
Qiagen AG * (a)                                                       2,757              40,398
Rheinmetall AG                                                          788              55,068
RWE AG                                                                9,720           1,103,445
Salzgitter AG                                                           883             106,271
SAP AG                                                                4,889           1,023,416
Siemens AG                                                           18,494           1,762,539
Solarworld AG (a)                                                       804              49,149
Suedzucker AG                                                         1,309              32,008
Thyssen Krupp AG                                                      8,057             311,331
TUI AG (a)                                                            4,369              92,349
Volkswagen AG (a)                                                     3,677             401,042
Wincor Nixdorf AG                                                       312              44,819
                                                                              -----------------
                                                                                     19,231,890

GREECE - 0.53%
Alpha Bank SA                                                         8,274             258,933
Athens Stock Exchange SA (ASE) *                                        930              17,635
Bank of Piraeus SA                                                    4,881             146,278
Coca Cola Hellenic Bottling Company SA                                2,460              89,968
Cosmote Mobile Communications SA                                      2,280              63,491
EFG Eurobank Ergas SA                                                 5,214             186,679
Folli-Follie SA                                                         340              12,624
Germanos SA                                                           1,160              29,226

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Greek Organization of Football Prognostics                            5,060   $         190,559
Hellenic Petroleum SA                                                 2,460              32,621
Hellenic Technodomiki Tev SA                                          2,430              26,552
Hellenic Telecommunications Organization SA *                         7,230             210,346
Intracom SA *                                                         1,750              12,346
Motor Oil Hellas Corinth Refineries SA                                  910              23,651
National Bank Of Greece SA                                            8,597             394,670
Public Power Corp.                                                    2,380              58,891
Techniki Olympiaki SA                                                 1,630               5,555
Titan Cement Company SA                                               1,310              71,083
Viohalco SA                                                           2,250              26,196
                                                                              -----------------
                                                                                      1,857,304

HONG KONG - 1.67%
Anhui Conch Cement Company, Ltd., Series H                            9,070              28,394
Bank of East Asia, Ltd.                                              32,384             174,865
Beijing Enterprises Holdings, Ltd.                                    6,714              13,172
BOC Hong Kong Holdings, Ltd.                                         82,000             196,931
Cathay Pacific Airways, Ltd.                                         21,000              49,624
Cheung Kong Holdings, Ltd.                                           33,000             389,900
China Eastern Airlines Corp., Ltd. *                                 24,639               4,625
China Everbright, Ltd. *                                             17,784              18,406
China Merchants Holdings International Company, Ltd.                 23,323              77,813
China Mobile, Ltd.                                                  111,970             941,463
China Pharmaceutical Group, Ltd. *                                      498                  78
China Resource Power Holdings, Ltd.                                  25,211              31,635
China Resources Enterprises, Ltd.                                    26,855              68,224
China Resources Land, Ltd.                                           27,211              27,567
China Southern Airlines Company, Ltd. *                              30,855              11,663
Citic Pacific, Ltd.                                                  24,033              79,717
CLP Holdings, Ltd.                                                   40,000             264,330
CNOOC, Ltd.                                                         338,720             299,608
COFCO International, Ltd.                                            15,784              13,819
Denway Motors, Ltd.                                                 105,559              41,528
FU JI Food & Catering Services Holdings, Ltd.                         4,000               9,257
Global Bio-Chem Technology Group Company                             32,855              10,729
Gome Electrical Appliances Holdings, Ltd.                            25,427              19,581
Guangzhou Investment Company, Ltd.                                   75,493              19,023
Hang Lung Properties, Ltd.                                           51,000             113,695
Hang Seng Bank, Ltd.                                                 16,900             225,966
Henderson Land Development Company, Ltd.                             19,000             105,771
Hong Kong & China Gas Company, Ltd.                                  79,000             174,694
Hong Kong Electric Holdings, Ltd.                                    31,000             146,269
Hong Kong Exchange & Clearing, Ltd.                                  24,000             211,361
Hopewell Holdings, Ltd.                                              13,000              43,288
Hutchison Whampoa, Ltd.                                              47,000             442,014
Hysan Development Company, Ltd.                                      13,259              35,115
Li Ning Company, Ltd.                                                14,249              18,905
Link, REIT *                                                         47,554              98,188
Melco International Development                                      16,000              45,461
MTR Corp, Ltd.                                                       30,009              74,693
New World Development Company, Ltd.                                  54,999             101,256

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Nine Dragons Paper Holdings, Ltd.                                    24,600   $          44,151
PCCW, Ltd.                                                           82,000              53,239
Ping An Insurance Group Company of China, Ltd.                       31,855             122,659
Semiconductor Manufacturing International Corp. *                   256,912              31,709
Shanghai Industrial Holdings, Ltd.                                   10,070              21,439
Shangri-La Asia, Ltd.                                                28,000              72,177
Shenzhen Investment, Ltd.                                            27,568              11,767
Shun Tak Holdings, Ltd.                                              20,000              31,318
Sino Land Company, Ltd.                                              28,415              53,410
Sun Hung Kai Properties, Ltd.                                        30,000             340,184
Swire Pacific, Ltd., Class A                                         20,500             215,855
TCL Multimedia Technology Holdings, Ltd. *                           21,925               1,748
Techtronic Industries Company, Ltd.                                  21,500              29,300
Television Broadcasting Company, Ltd.                                 6,000              34,366
Travelsky Technology, Ltd.                                            4,714               6,351
Weiqiao Textile Company, Ltd.                                         8,249              10,181
Wharf Holdings, Ltd.                                                 26,000              91,088
Wing Hang Bank, Ltd.                                                  4,000              42,349
                                                                              -----------------
                                                                                      5,841,919

HUNGARY - 0.14%
BorsodChem Rt.                                                          928              14,259
Gedeon Richter Rt.                                                      284              58,792
Magyar Telekom Rt. *                                                  9,529              46,603
MOL Magyar Olaj - es Gazipari Rt.                                     1,439             162,351
OTP Bank Rt.                                                          5,117             196,523
                                                                              -----------------
                                                                                        478,528

INDIA - 1.01%
Bajaj Auto, Ltd., ADR                                                   987              59,220
Dr Reddy's Laboratories, Ltd., ADR (a)                                4,902              81,863
Grasim Industries, Ltd., ADR                                          1,633              99,613
Hindalco Industries, Ltd., ADR                                        2,729              10,643
ICICI Bank, Ltd., SADR (a)                                           12,679             493,340
Infosys Technologies, Ltd., ADR (a)                                  16,800             899,304
Larsen & Toubro, Ltd., ADR                                            1,116              34,044
Mahindra & Mahindra, Ltd., ADR                                          800              14,880
Ranbaxy Laboratories, Ltd., ADR                                       7,077              59,093
Reliance Capital, Ltd. *                                                895              11,881
Reliance Communication, Ltd., ADR *                                  17,912             171,364
Reliance Energy, Ltd., ADR                                              448              15,874
Reliance Industries, Ltd., ADR                                       16,316             913,696
Reliance Natural Resources, Ltd., ADR *                               8,956               9,330
Satyam Computer Services, Ltd., ADR (a)                              11,944             278,892
State Bank of India, Ltd., ADR (a)                                    1,099              77,480
Tata Motors, Ltd., ADR (a)                                            8,319             150,241
Videsh Sanchar Nigam, Ltd., ADR (a)                                   1,187              22,624
Wipro, Ltd., ADR (a)                                                  9,636             151,092
                                                                              -----------------
                                                                                      3,554,474

INDONESIA - 0.22%
Aneka Tambang Tbk PT                                                 14,000              11,533

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INDONESIA (CONTINUED)
Astra Agro Lestari Tbk PT                                             8,500   $           9,877
Astra International Tbk PT                                           42,000              73,093
Bank Central Asia Tbk PT                                            126,500              73,153
Bank Danamon Indonesia Tbk PT                                        35,500              24,209
Bank Internasional Indonesia Tbk PT                                 402,500              10,321
Bank Mandiri Tbk PT                                                 125,500              37,999
Bank Pan Indonesia Tbk PT *                                         128,750               7,586
Bank Rakyat Indonesia Tbk PT                                        112,000              65,379
Berlian Laju Tanker Tbk PT                                           48,500               9,208
Bumi Resources Tbk PT                                               343,500              30,358
Energi Mega Persada Tbk PT *                                         91,500               5,092
Gudang Garam Tbk PT                                                  12,000              13,028
Indocement Tunggal Prakarsa Tbk PT                                   19,500              11,383
Indofood Sukses Makmur Tbk PT                                        90,000              13,748
International Nickel Indonesia Tbk PT                                 4,000              12,002
Kalbe Farma Tbk PT *                                                 96,000              12,360
Perusahaan Gas Negara Tbk PT                                         37,500              44,599
PT Indonesian Satellite Corp.                                        50,500              31,683
PT Telekomunikiasi Indonesia, ADR                                     4,500             197,820
Ramayana Lestari Sentosa Tbk PT                                      53,000               4,800
Semen Gresik Persero Tbk PT                                           3,000              10,475
Telekomunikasi Indonesia Tbk PT                                      23,500              25,385
Unilever Indonesia Tbk PT                                            32,000              20,949
United Tractors Tbk PT                                               27,000              19,002
                                                                              -----------------
                                                                                        775,042

IRELAND - 0.78%
Allied Irish Banks PLC                                               19,634             548,051
Bank of Ireland                                                      21,825             468,845
C&C Group PLC                                                         6,770             103,240
CRH PLC                                                              12,176             459,354
DCC PLC                                                               1,834              55,935
Depfa Bank PLC                                                        7,425             134,988
Elan Corp. - Dublin *                                                 9,693             139,717
Experian Group, Ltd. *                                               22,429             259,248
Fyffes PLC - Dublin                                                   5,978              13,001
Grafton Group PLC *                                                   4,878              71,347
Greencore Group PLC - Dublin                                          2,995              16,441
Iaws Group PLC, ADR                                                   2,424              59,690
Independent News & Media PLC                                         12,910              46,565
Irish Life & Permanent PLC                                            6,111             153,966
Kerry Group PLC                                                       2,961              71,657
Kingspan Group PLC - Dublin                                           2,757              61,602
Paddy Power PLC                                                       1,051              21,909
Ryanair Holdings PLC, SADR * (a)                                        748              57,289
                                                                              -----------------
                                                                                      2,742,845

ISRAEL - 0.36%
Africa-Israel Investments, Ltd.                                         239              16,778
Aladdin Knowledge Systems, ADR * (a)                                    298               5,334
Alvarion, Ltd., ADR * (a)                                             1,224               8,813
Audio Codes, Ltd., ADR * (a)                                            664               6,381
Bank Hapoalim, Ltd.                                                  21,303             102,882

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
Bank Leumi Le-Israel                                                 19,195   $          77,387
Bezek Israeli Telecommunications Corp., Ltd.                         23,761              37,600
Check Point Software Tech., Ltd., ADR * (a)                           4,417             101,149
Clal Industries & Investments, Ltd.                                   1,492               8,287
Clal Insurance Enterprise Holdings, Ltd.                                432              10,941
Discount Investment Corp.                                               438              12,820
ECI Telecom, Ltd., ADR * (a)                                          1,069               9,493
Ectel, Ltd., ADR * (a)                                                   70                 339
Elbit Systems, Ltd.                                                     417              13,731
Given Imaging Corp., ADR * (a)                                          288               6,391
Harel Insurance Investments, Ltd.                                       176               9,526
ICL Israel Chemicals, Ltd.                                           11,470              69,039
IDB Development Corp., Ltd.                                             409              14,250
Israel Corporation, Ltd.                                                 52              26,279
Israel Discount Bank, Ltd. *                                         10,139              21,790
Koor Industries, Ltd. *                                                 225              11,725
Makhteshim-Agam Industries, Ltd.                                      7,111              37,901
Migdal Insurance Holdings, Ltd.                                       6,198               8,986
Nice Systems, Ltd. *                                                  1,101              35,890
Orbotech, Ltd. *                                                        720              18,396
Partner Communications, Ltd.                                          1,398              17,001
RADWARE, Ltd. ADR * (a)                                                 413               6,158
Retalix, Ltd. *                                                         389               6,717
Strauss-Elite, Ltd.                                                     629               7,008
Super-Sol, Ltd. *                                                     2,031               7,575
Syneron Medical, Ltd., ADR * (a)                                        327               7,583
Tadiran Communications Industries, Ltd.                                 175               6,898
Teva Pharmaceutical Industries, Ltd.                                 15,911             513,028
United Mizrahi Bank, Ltd.                                             2,438              17,817
                                                                              -----------------
                                                                                      1,261,893

ITALY - 3.09%
Alleanza Assicuraz SpA (a)                                            9,739             123,655
Assicurazioni Generali SpA                                           21,511             937,036
Autogrill SpA (a)                                                     2,441              42,759
Autostrade SpA (a)                                                    6,318             195,710
Banca Intesa SpA - Non convertible (a)                               20,321             141,066
Banca Intesa SpA                                                     88,016             622,668
Banca Monte dei Paschi Siena SpA (a)                                 25,191             161,177
Banca Popolare di Milano SpA (a)                                      9,342             151,505
Banche Popolari Unite SpA (a)                                         7,689             203,512
Banco Popolare Di Verona e Novara SpA (a)                             8,316             234,002
Benetton Group SpA (a)                                                1,203              21,982
Bulgari SpA (a)                                                       3,076              43,441
Capitalia SpA                                                        38,048             350,652
Enel SpA (a)                                                         96,995             991,662
Eni SpA                                                              58,403           1,914,449
Fiat SpA * (a)                                                       12,043             223,735
Finmeccanica SpA                                                      6,784             168,494
Fondiaria-Sai SpA (a)                                                 1,662              76,497
Gruppo Editoriale L'Espresso SpA (a)                                  3,249              17,470
Italcementi SpA (a)                                                   1,507              40,926

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Lottomatica SpA (a)                                                   1,178   $          46,363
Luxottica Group SpA (a)                                               3,020              91,707
Mediaset SpA (a)                                                     17,183             203,931
Mediobanca SpA (a)                                                   10,891             260,678
Mediolanum SpA (a)                                                    5,322              42,696
Mondadori (Arnoldo) Editore SpA (a)                                   2,181              21,908
Pirelli & Company SpA (a)                                            67,277              65,036
San Paolo-IMI SpA (a)                                                25,079             555,376
Seat Pagine Gialle SpA (a)                                           83,914              48,627
Snam Rete Gas SpA (a)                                                21,368             118,299
T.E.R.N.A SpA (a)                                                    27,052              89,860
Telecom Italia SpA (a)                                              240,759             731,102
Telecom Italia SpA-RNC (a)                                          136,173             362,047
Tiscali SpA * (a)                                                     4,438              14,374
UniCredito Italiano SpA                                              12,281             106,017
UniCredito Italiano SpA (a)                                         162,921           1,408,591
                                                                              -----------------
                                                                                     10,829,010

JAPAN - 17.58%
Access Company, Ltd. * (a)                                                5              33,532
Acom Company, Ltd. (a)                                                1,400              52,942
Aderans Company, Ltd. (a)                                               900              21,573
Advantest Corp. (a)                                                   3,400             178,297
AEON Company, Ltd.                                                   14,100             333,100
AEON Credit Service Company, Ltd.                                     1,600              31,360
Aiful Corp. (a)                                                       1,700              54,431
Aisin Seiki Company                                                   4,000             126,341
Ajinomoto Company, Inc. (a)                                          13,000             157,381
Alfresa Holdings Corp. (a)                                              500              32,105
All Nippon Airways Company, Ltd.                                     12,000              44,133
Alps Electric Company, Ltd. (a)                                       3,400              33,129
Amada Company, Ltd.                                                   8,000              81,343
Amano Corp. (a)                                                       1,600              19,772
Aoyama Trading Company, Ltd.                                          1,100              31,032
Arrk Corp. *                                                          1,400              20,632
Asahi Breweries, Ltd. (a)                                             7,600             109,830
Asahi Glass Company, Ltd. (a)                                        22,000             260,436
Asahi Kasei Corp. (a)                                                26,000             168,069
ASATSU-DK, Inc. (a)                                                     600              18,847
Asics Corp. (a)                                                       4,000              50,952
Astellas Pharmaceuticals, Inc.                                       11,900             521,063
Autobacs Seven Company, Ltd. (a)                                        600              21,807
Bank of Fukuoka, Ltd. (a)                                            14,000             108,550
Bank of Kyoto, Ltd. (a)                                               5,000              47,638
Benesse Corp. (a)                                                     1,300              49,498
Bridgestone Corp. (a)                                                13,400             293,951
Canon Sales Company, Inc.                                             1,800              41,433
Canon, Inc. (a)                                                      23,400           1,239,252
Casio Computer Company, Ltd. (a)                                      5,100             117,173
Central Glass Company, Ltd.                                           5,000              29,076
Central Japan Railway Company, Ltd.                                      34             367,774
Chiba Bank, Ltd.                                                     16,000             138,318

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Chiyoda Corp. (a)                                                     3,000   $          56,854
Chubu Electric Power Company, Inc.                                   14,700             442,679
Chugai Pharmaceutical Company, Ltd. (a)                               6,100             124,576
Circle K Sunkus Company, Ltd.                                           700              12,042
Citizen Watch Company, Ltd. (a)                                       7,100              53,330
Coca-Cola West Japan Company, Ltd. (a)                                1,100              23,321
COMSYS Holdings Corp.                                                 3,000              29,958
Credit Saison Company, Ltd.                                           3,300             116,511
CSK Corp. (a)                                                         1,300              56,810
Dai Nippon Printing Company, Ltd. (a)                                14,000             210,315
Daicel Chemical Industries, Ltd.                                      5,000              34,917
Daido Steel Company, Ltd. (a)                                         7,000              42,220
Daifuku Company, Ltd.                                                 2,000              31,585
Daiichi Sankyo Company, Ltd.                                         16,000             492,904
Daikin Industries, Ltd. (a)                                           5,100             162,850
Daimaru, Inc.                                                         4,000              51,021
Dainippon Ink & Chemicals, Inc.                                      12,000              46,417
Dainippon Screen Manufacturing Company, Ltd. (a)                      5,000              44,090
Daito Trust Construction Company, Ltd.                                1,700              88,119
Daiwa House Industry Company, Ltd.                                   12,000             210,800
Daiwa Securities Group, Inc.                                         28,000             321,530
Denki Kagaku Kogyo Kabushiki Kaisha                                   8,000              31,983
Denso Corp.                                                          11,600             440,672
Dentsu, Inc. (a)                                                         40             110,073
Dowa Mining Company, Ltd.                                             5,000              41,796
E-Access, Ltd. (a)                                                       37              21,612
East Japan Railway Company                                               74             519,972
Ebara Corp. (a)                                                       6,000              22,586
EDION Corp. (a)                                                       1,800              26,277
Eisai Company, Ltd.                                                   5,400             288,785
Electric Power Development Company, Ltd. (a)                          3,500             146,288
Elpida Memory, Inc. * (a)                                             2,100             102,492
Familymart Company, Ltd.                                              1,300              35,661
Fanuc, Ltd.                                                           4,000             365,178
Fast Retailing Company, Ltd.                                          1,100              97,188
Fuji Electric Holdings Company, Ltd. (a)                             11,000              60,350
Fuji Photo Film Company, Ltd.                                        10,600             422,863
Fuji Software ABC, Inc. (a)                                             900              21,807
Fuji Television Network, Inc.                                            11              23,416
Fujikura, Ltd. (a)                                                    8,000              70,613
Fujitsu, Ltd. (a)                                                    41,000             335,635
Furukawa Electric Company, Ltd.                                      13,000              88,309
Glory, Ltd.                                                           1,100              20,275
Goodwill Group, Inc. (a)                                                 17              15,152
Gunma Bank                                                            7,000              45,310
Gunze, Ltd.                                                           4,000              20,699
Hakuhodo DY Holdings, Inc.                                              430              27,312
Hankyu Department Stores (a)                                          4,000              34,060
Hankyu Hanshin Holdings, Inc. * (a)                                  26,200             163,467
Haseko Corp. * (a)                                                   17,000              58,550
Hikari Tsushin, Inc.                                                    500              22,326

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Hino Motors, Ltd. (a)                                                 6,000   $          30,582
Hirose Electric Company, Ltd. (a)                                       600              70,561
Hitachi Cable, Ltd.                                                   5,000              25,787
Hitachi Capital Corp. (a)                                               900              16,861
Hitachi Chemical, Ltd.                                                2,100              55,971
Hitachi Construction Machinery Company, Ltd.                          1,800              42,991
Hitachi High-Technologies Corp                                        1,400              40,948
Hitachi, Ltd. (a)                                                    75,000             446,521
Hokkaido Electric Power Company, Inc.                                 4,000              98,650
Hokugin Financial Group, Inc. (a)                                    26,000              96,071
Honda Motor Company, Ltd.                                            34,200           1,213,396
House Food Corp. (a)                                                  1,500              24,403
Hoya Corp. (a)                                                        9,200             363,032
Ibiden Company, Ltd.                                                  3,000             150,571
Index Corp. (a)                                                          26              16,672
Inpex Holdings, Inc. *                                                   22             189,806
Isetan Company, Ltd. (a)                                              4,200              75,779
Ishikawajima-Harima Heavy Industries Company, Ltd.                   27,000              86,916
ITO EN, Ltd. (a)                                                      1,200              36,656
Itochu Corp.                                                         33,000             267,004
Itochu Techno-Science Corp. (a)                                         800              48,321
JAFCO Company, Ltd. (a)                                                 600              29,283
Japan Airlines System Corp.                                          24,000              44,860
Japan Prime Realty Investment Corp. (a)                                   8              27,484
Japan Real Estate Investment Corp.                                        9              92,679
Japan Retail Fund, REIT                                                   8              62,582
Japan Tobacco, Inc.                                                     102             452,804
JFE Holdings, Inc. (a)                                               12,200             563,759
JGC Corp. (a)                                                         4,000              63,205
Joyo Bank, Ltd.                                                      16,000              91,104
JS Group Corporation                                                  6,100             122,201
JSR Corp. (a)                                                         4,100             102,890
Kajima Corp. (a)                                                     18,000              85,358
Kaken Pharmaceutical Company, Ltd.                                    2,000              15,697
Kamigumi Company, Ltd.                                                5,000              41,580
Kaneka Corp. (a)                                                      6,000              55,036
Kansai Electric Power Company, Ltd.                                  17,400             435,151
Kansai Paint Company, Ltd. (a)                                        4,000              34,303
Kao Corp.                                                            11,000             296,989
Katokichi Company, Ltd.                                               3,500              25,896
Kawasaki Heavy Industries, Ltd. (a)                                  28,000              99,827
Kawasaki Kisen Kaisha, Ltd. (a)                                      11,000              78,816
KDDI Corp.                                                               53             354,984
Keihin Electric Express Railway Company, Ltd. (a)                    10,000              70,699
Keio Electric Railway Company, Ltd. (a)                              11,000              73,010
Keisei Electric Railway Company, Ltd. (a)                            11,000              64,728
Keyence Corp. (a)                                                       800             184,008
Kikkoman Corp. (a)                                                    3,000              34,060
Kinden Corp.                                                          2,000              15,247
Kintetsu Corp. (a)                                                   35,000             109,034

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kirin Brewery Company, Ltd. (a)                                      17,000   $         240,083
KK DaVinci Advisors * (a)                                                26              25,199
Kobe Steel Company, Ltd.                                             59,000             182,269
Kokuyo Company, Ltd. (a)                                              1,700              26,774
Komatsu, Ltd.                                                        19,900             362,491
Komori Corp.                                                          1,000              19,038
Konami Corp. (a)                                                      2,200              63,396
Konica Minolta Holdings, Inc. (a)                                    10,500             152,648
Kose Corp. (a)                                                          600              16,822
Koyo Seiko Company, Ltd. (a)                                          3,900              78,972
Kubota Corp. (a)                                                     24,000             211,630
Kuraray Company, Ltd.                                                 7,500              85,410
Kurita Water Industries, Ltd.                                         2,200              45,405
Kyocera Corp. (a)                                                     3,600             325,545
KYOWA HAKKO KOGYO COMPANY, LTD. (a)                                   6,000              47,300
Kyushu Electric Power Company, Ltd.                                   8,400             213,707
Lawson, Inc. (a)                                                      1,200              42,056
LeoPalace21 Corp.                                                     2,800              94,254
Mabuchi Motor Company, Ltd.                                             600              35,358
Makita Corp. (a)                                                      2,200              63,586
Marubeni Corp.                                                       38,000             193,683
Marui Company, Ltd. (a)                                               7,100              91,423
Matsui Securities Company, Ltd. (a)                                   2,000              15,213
Matsumotokiyoshi Company, Ltd.                                          800              17,792
Matsushita Electric Industrial Company, Ltd. (a)                     43,000             839,088
Matsushita Electric Works, Ltd.                                       7,000              78,808
Mediceo Holdings Company, Ltd.                                        3,800              71,850
Meiji Dairies Corp. (a)                                               5,000              37,037
Meiji Seika Kaisha, Ltd. (a)                                          5,000              23,278
Meitec Corp. (a)                                                        800              25,545
Millea Holdings, Inc.                                                15,900             572,378
Minebea Company, Ltd.                                                 7,000              48,641
Mitsubishi Chemical Holdings Corp, ADR                               24,500             149,256
Mitsubishi Corp.                                                     29,300             547,664
Mitsubishi Electric Corp.                                            43,000             391,822
Mitsubishi Estate Company, Ltd.                                      26,000             643,475
Mitsubishi Gas & Chemicals Company, Inc.                              8,000              78,159
Mitsubishi Heavy Industries, Ltd.                                    71,000             309,043
Mitsubishi Logistc Corp. (a)                                          3,000              47,897
Mitsubishi Materials Corp. (a)                                       20,000              77,362
Mitsubishi Rayon Company, Ltd. (a)                                   12,000              81,828
Mitsubishi Securities Company, Ltd. (a)                               6,000              71,184
Mitsubishi UFJ Financial Group, Inc.                                    188           2,407,754
Mitsui & Company, Ltd. (a)                                           34,000             464,867
Mitsui Chemicals, Inc. (a)                                           15,000             111,760
Mitsui Engineering & Shipbuilding Company, Ltd. * (a)                13,000              46,348
Mitsui Fudosan Company, Ltd.                                         19,000             447,214
Mitsui Mining & Smelting Company, Ltd.                               12,000              57,009
Mitsui O.S.K. Lines, Ltd.                                            24,000             220,353
Mitsui Sumitomo Insurance Company, Ltd.                              27,000             333,645
Mitsui Trust Holdings, Inc. (a)                                      15,000             159,398

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Mitsukoshi, Ltd. (a)                                                  8,000   $          39,737
Mitsumi Electric Company, Ltd. (a)                                    2,100              36,526
Mizuho Financial Group, Inc.                                            210           1,548,287
Murata Manufacturing Company, Ltd.                                    4,500             307,632
Namco Bandai Holdings, Inc. (a)                                       4,100              62,231
NEC Corp. (a)                                                        45,000             215,343
NEC Electronics Corp. * (a)                                             700              22,473
Net One Systems Company, Ltd. (a)                                        10              14,798
NGK Insulators, Ltd.                                                  6,000              89,200
NGK Spark Plug Company, Ltd. (a)                                      4,000              73,209
NHK Spring Company, Ltd.                                              3,000              31,828
NICHIREI Corp.                                                        5,000              28,816
Nidec Corp. (a)                                                       2,300             180,123
Nikko Cordial Corp. (a)                                              17,500             216,554
Nikon Corp. (a)                                                       7,000             144,773
Nintendo Company, Ltd.                                                2,200             525,441
Nippon Building Fund, Inc.                                               10             122,880
Nippon Electric Glass Company, Ltd.                                   5,000             108,818
Nippon Express Company, Ltd. (a)                                     16,000              86,535
Nippon Kayaku Company, Ltd. (a)                                       3,000              23,339
Nippon Light Metal Company, Ltd. (a)                                 10,000              24,316
NIPPON MEAT PACKERS, Inc.                                             3,000              31,464
Nippon Mining Holdings, Inc. (a)                                     19,000             138,932
Nippon Oil Corp.                                                     27,000             192,290
Nippon Paper Group, Inc. (a)                                             19              70,699
Nippon Sheet Glass Company, Ltd. (a)                                  8,000              35,583
Nippon Shokubai Company, Ltd.                                         3,000              32,243
Nippon Steel Corp. (a)                                              133,000             598,477
Nippon Telegraph & Telephone Corp.                                      112             567,947
Nippon Yusen Kabushiki Kaisha (a)                                    23,000             161,414
Nippon Zeon Company                                                   3,000              30,815
Nishimatsu Construction Company, Ltd. (a)                             5,000              16,528
Nishi-Nippon City Bank, Ltd.                                         12,000              56,075
Nissan Chemical Industries, Ltd. (a)                                  3,000              35,800
Nissan Motor Company, Ltd. (a)                                       49,800             608,494
Nisshin Seifun Group, Inc.                                            3,500              34,618
Nisshin Steel Company (a)                                            17,000              56,931
Nisshinbo Industries, Inc.                                            3,000              29,777
Nissin Food Products Company, Ltd. (a)                                1,800              61,215
Nitori Company, Ltd. (a)                                                750              32,580
Nitto Denko Corp. (a)                                                 3,500             169,306
NOK Corp.                                                             2,700              50,117
Nomura Holdings, Inc.                                                38,900             683,342
Nomura Real Estate Office Fund, Inc.                                      6              51,506
Nomura Research Institute, Ltd. (a)                                     500              71,435
NSK, Ltd.                                                             9,000              79,907
NTN Corp. (a)                                                         9,000              77,103
NTT Data Corp. (a)                                                       28             141,018
NTT DoCoMo, Inc. (a)                                                    405             620,327
NTT Urban Development Corp. (a)                                           6              52,440
Obayashi Corp. (a)                                                   14,000              88,439
OBIC Company, Ltd. (a)                                                  150              31,282

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Odakyu Electric Railway Company (a)                                  14,000   $          91,468
Oji Paper Company, Ltd. (a)                                          16,000              84,320
Oki Electric Industry Company, Ltd.                                  10,000              23,018
Okuma Holdings, Inc. (a)                                              3,000              31,957
Okumura Corp. (a)                                                     4,000              19,522
Olympus Optical Company, Ltd.                                         5,000             157,061
Omron Corp.                                                           4,800             129,595
Onward Kashiyama Company, Ltd.                                        3,000              40,317
Oracle Corp. - Japan (a)                                                600              28,297
Oriental Land Company, Ltd.                                           1,000              52,700
Orix Corp.                                                            1,970             540,403
Osaka Gas Company, Ltd. (a)                                          44,000             158,775
OSG Corp. (a)                                                         1,900              30,499
Otsuka Corp. * (a)                                                      400              42,506
Park24 Company, Ltd. (a)                                              2,200              29,984
Pioneer Electronic Corp. (a)                                          3,000              43,588
Promise Company, Ltd. (a)                                             1,700              58,550
Q.P. Corp. (a)                                                        2,700              24,182
Rakuten, Inc. (a)                                                       134              60,993
Resona Holdings, Inc. * (a)                                              97             287,911
Ricoh Company, Ltd.                                                  15,000             285,566
Rinnai Corp. (a)                                                      1,000              28,643
Rohm Company, Ltd. (a)                                                2,300             212,565
Round One Corp (a)                                                        8              27,553
Ryohin Keikaku Company, Ltd. (a)                                        500              38,768
Sanken Electric Company (a)                                           3,000              35,748
SANKYO Company, Ltd.                                                  1,300              66,710
Santen Pharmaceutical Company, Ltd. (a)                               1,300              37,574
Sanwa Shutter Corp. (a)                                               3,000              17,394
Sanyo Electric Company, Ltd. * (a)                                   30,000              43,095
Sapporo Hokuyo Holdings, Inc.                                             7              69,661
Sapporo Holdings (a)                                                  6,000              33,385
SBI E*Trade Securities Compnay, Ltd. (a)                                 36              33,956
SBI Holdings, Inc. (a)                                                  233              81,961
Secom Company, Ltd.                                                   4,500             234,424
Sega Sammy Holdings, Inc.                                             3,900              98,377
Seiko Epson Corp. (a)                                                 3,000              73,209
Seino Transportation Company, Ltd. (a)                                3,000              29,907
Sekisui Chemical Company, Ltd.                                       11,000              93,095
Sekisui House, Ltd.                                                  12,000             181,828
Seven & I Holdings Company, Ltd.                                     17,900             571,573
SFCG Company, Ltd. (a)                                                  100              15,801
Sharp Corp. (a)                                                      22,000             371,045
Shimachu Company, Ltd.                                                  900              24,299
Shimamura Company, Ltd. (a)                                             400              46,625
Shimano, Inc.                                                         1,500              45,691
Shimizu Corp. (a)                                                    12,000              62,721
Shin-Etsu Chemical Company, Ltd.                                      8,400             556,075
Shinko Electric Industries Company, Ltd.                              1,600              41,052
Shinko Securities Company, Ltd.                                      10,000              38,422
Shinsei Bank, Ltd.                                                   35,000             207,771
Shionogi & Company, Ltd. (a)                                          7,000             135,990

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Shiseido Company, Ltd. (a)                                            8,000   $         161,648
Shizuoka Bank, Ltd.                                                  12,000             122,949
Showa Denko K.K.                                                     25,000              99,299
Showa Shell Sekiyu K.K. (a)                                           4,400              49,688
SMC Corp.                                                             1,200             165,005
SOFTBANK Corp. (a)                                                   16,100             337,855
Sojitz Holdings Corp. * (a)                                          15,900              49,395
Sompo Japan Insurance, Inc.                                          18,000             229,751
Sony Corp.                                                           22,000             871,928
Stanley Electric Corp. (a)                                            2,900              60,354
Sumco Corp. (a)                                                       1,100              82,814
Sumitomo Bakelite Company, Ltd.                                       3,000              21,236
Sumitomo Chemical Company, Ltd.                                      32,000             215,438
Sumitomo Corp.                                                       23,300             327,442
Sumitomo Electric Industries, Ltd. (a)                               15,500             246,396
Sumitomo Heavy Industries, Ltd. (a)                                  13,000             128,695
Sumitomo Metal Industries, Ltd.                                      87,000             334,268
Sumitomo Metal Mining Company, Ltd. (a)                              12,000             157,217
Sumitomo Mitsui Financial Group, Inc. (a)                               134           1,414,676
Sumitomo Osaka Cement Company, Ltd.                                   8,000              24,922
Sumitomo Realty & Development Company, Ltd. (a)                       9,000             287,383
Sumitomo Rubber Industries, Inc.                                      4,000              51,956
Sumitomo Titanium Corp. (a)                                             400              46,694
Sumitomo Trust & Banking Company, Ltd.                               27,000             290,421
Suruga Bank, Ltd. (a)                                                 4,000              53,133
Suzuken Company, Ltd. (a)                                             1,600              56,767
T&D Holdings, Inc.                                                    5,100             372,041
TAIHEIYO CEMENT CORP. (a)                                            21,000              83,956
Taisei Corp. (a)                                                     22,000              69,297
Taisho Pharmaceuticals Company, Ltd. (a)                              4,000              72,690
Taiyo Nippon Sanso Corp. (a)                                          6,000              53,634
Taiyo Yuden Company, Ltd. (a)                                         2,000              33,714
Takara Holdings (a)                                                   3,000              18,692
Takashimaya Company, Ltd. (a)                                         6,000              86,397
Takeda Pharmaceutical Company, Ltd.                                  19,500           1,275,701
Takefuji Corp. (a)                                                    2,360              94,555
Tanabe Seiyaku Company, Ltd.                                          5,000              63,733
TDK Corp. (a)                                                         2,700             207,009
Teijin, Ltd. (a)                                                     18,000             116,667
Terumo Corp. (a)                                                      3,600             146,417
The 77th Bank, Ltd. (a)                                               6,000              40,291
The Bank of Yokohama, Ltd.                                           25,000             191,892
The Japan Steel Works, Ltd. (a)                                       8,000              59,121
The Tokyo Electric Power Company, Ltd. (a)                           26,700             834,086
THK Company, Ltd. (a)                                                 2,600              67,497
TIS, Inc. (a)                                                         1,100              26,510
Tobu Railway Company, Ltd. (a)                                       17,000              85,029
Toda Corp. (a)                                                        4,000              17,445
Toho Company, Ltd. (a)                                                2,800              50,640
Toho Titanium Company, Ltd. *                                           600              30,997
Tohoku Electric Power Company, Inc.                                   9,600             224,299

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tokai Rika Company, Ltd.                                              1,400   $          34,467
Tokuyama Corp. (a)                                                    5,000              67,065
Tokyo Broadcasting Company, Ltd.                                        600              14,953
Tokyo Electron, Ltd. (a)                                              3,600             278,505
Tokyo Gas Company, Ltd. (a)                                          50,000             248,356
Tokyo Seimitsu Company, Ltd. (a)                                        800              37,106
Tokyo Steel Manufacturing Company, Ltd. (a)                           2,200              32,631
Tokyo Style Company, Ltd.                                             2,000              21,772
Tokyo Tatemono Company, Ltd. (a)                                      6,000              64,590
Tokyu Corp. (a)                                                      22,000             145,258
Tokyu Land Corp.                                                      8,000              77,535
TonenGeneral Sekiyu K.K. (a)                                          6,000              61,942
Toppan Printing Company, Ltd. (a)                                    12,000             129,076
Toray Industries, Inc. (a)                                           30,000             223,520
Toshiba Corp. (a)                                                    63,000             403,972
Tosoh Corp.                                                           9,000              39,564
Toto, Ltd. (a)                                                        7,000              69,237
Toyo Seikan Kaisha, Ltd. (a)                                          3,800              62,709
Toyo Suisan Kaisha, Ltd. (a)                                          2,000              29,924
Toyobo Company, Ltd. (a)                                             12,000              33,437
Toyoda Gosei Company, Ltd.                                            1,400              31,862
Toyota Industries Corp.                                               4,200             184,995
Toyota Motor Corp.                                                   63,100           3,833,178
Toyota Tsusho Corp. (a)                                               4,800             125,441
Trend Micro, Inc. (a)                                                 2,000              60,575
Ube Industries, Ltd.                                                 18,000              53,583
UNI Charm Corp. (a)                                                     900              50,935
Uniden Corp.                                                          1,000               7,459
UNY Company, Ltd.                                                     3,000              36,293
Ushio, Inc.                                                           2,000              40,066
USS Company, Ltd.                                                       500              31,845
Wacoal Corp. (a)                                                      2,000              26,359
West Japan Railway Company, Ltd.                                         37             169,375
Yahoo Japan Corp. (a)                                                   316             124,694
Yakult Honsha Company, Ltd. (a)                                       2,700              68,692
Yamada Denki Company, Ltd. (a)                                        1,800             170,872
Yamaha Corp. (a)                                                      4,100              85,860
Yamaha Motor Company, Ltd.                                            4,200             115,576
Yamato Transport Company, Ltd. (a)                                    8,000             122,741
Yamazaki Baking Company, Ltd. (a)                                     3,000              29,309
YASKAWA Electric Corp. (a)                                            4,000              44,064
Yokogawa Electric Corp.                                               5,000              80,694
                                                                              -----------------
                                                                                     61,652,636

KOREA - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)                               2,120              32,966

LUXEMBOURG - 0.09%
Tenaris SA, ADR                                                       6,960             327,190

MALAYSIA - 0.37%
AirAsia BHD *                                                        17,100               7,231
AMMB Holdings BHD                                                    31,200              28,975
Berjaya Sports Toto BHD                                              15,200              20,754

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MALAYSIA (CONTINUED)
British American Tobacco Malaysia Berhad                              2,900   $          35,669
Bursa Malaysia BHD                                                    6,300              13,060
Commerce Asset Holdings                                              49,000             105,638
DRB-Hicom Berhad                                                     12,700               5,581
Gamuda BHD                                                           11,600              15,646
Genting Berhad                                                        7,100              57,400
Golden Hope Plantations BHD                                           8,800              13,621
Guinness Anchor Berhad                                                2,900               4,930
Highlands & Lowlands BHD                                              3,600               5,124
Hong Leong Bank BHD                                                   9,700              15,014
Hong Leong Credit BHD                                                 4,400               6,263
IGB Corp. Berhad                                                     13,900               6,915
IJM Corp. BHD                                                         7,800              15,846
IOI Corporation Berhad                                               14,700              76,791
IOI Properties BHD                                                    1,800               4,353
KLCC Property Holdings Berhad                                         8,900               6,912
Kuala Lumpur Kepong Berhad                                            5,600              21,050
Kurnia Asia Bhd                                                       9,500               3,020
Lafarge Malayan Cement BHD                                           24,600               7,819
Magnum Corp BHD                                                      17,700              11,203
Malakoff BHD                                                         12,100              33,444
Malayan Bank Berhad                                                  42,100             134,981
Malaysian Airline System BHD *                                        5,400               6,418
Malaysian Bulk Carriers Berhad                                        5,900               4,403
Malaysian Pacific Industries                                          1,800               5,224
Malaysian Resources Corp. Berhad *                                   18,800               5,066
Maxis Communications Berhard                                         19,500              53,358
Media Prima BHD                                                      10,300               7,630
MISC BHD                                                             24,900              64,005
MMC Corp BHD                                                          6,400               6,722
Mulpha International Berhad *                                        16,000               6,501
Multi-Purpose Holdings BHD *                                         14,000               4,605
Petronas Dagangan BHD                                                 5,200               6,813
Petronas Gas Berhad *                                                 8,900              23,000
PLUS Expressways BHD                                                 33,700              27,012
POS Malaysia & Services Holdings BHD                                  6,400               8,933
PPB Group BHD                                                         9,700              13,030
Proton Holdings BHD                                                   5,100               8,317
Public Bank Berhad                                                   23,000              48,950
Resorts World Berhad                                                 11,000              40,133
RHB Capital BHD                                                      13,100              13,035
Road Builder M Holdings Berhad                                        8,300               8,029
Scomi Group Berhad                                                   12,900               3,779
Shell Refining Company Federation of Malaya BHD                       3,100               8,997
Sime Darby Berhard                                                   33,100              61,754
SP Setia BHD                                                          9,900              12,149
Star Publications Malaysia BHD                                        9,200               8,341
TA Enterprise Berhad                                                 16,600               3,556
Tan Chong Motor Holdings Berhad                                       8,400               2,995
Tanjong PLC                                                           5,000              19,210
Telekom Malaysia BHD                                                 18,900              49,888

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MALAYSIA (CONTINUED)
Tenaga Nasional Berhad                                               22,600   $          68,712
Transmile Group BHD                                                   2,600               9,989
UMW Holdings Berhad                                                   4,200               9,113
YTL Corp. BHD                                                        14,100              25,721
                                                                              -----------------
                                                                                      1,302,628

MEXICO - 0.88%
Alfa SA de CV                                                         6,600              39,118
America Movil SA de CV, Series L, SADR                               12,800             569,216
America Movil SA de CV                                              147,000             326,325
Carso Infraestructura y Construccion SA de CV *                      16,600              12,465
Cemex SA de CV *                                                     56,904             185,550
Cemex SA, ADR *                                                       9,908             322,406
Coca-Cola Femsa SA de CV                                              6,100              21,710
Consorcio ARA SA de CV                                                3,700              21,779
Controladora Comercial Mexicana SA de CV                              7,800              15,507
Corp GEO SA de CV *                                                   8,900              38,471
Desarrolladora Homex SA de CV *                                       3,400              28,046
Empresas ICA Sociedad Controladora SA de CV *                         7,600              27,462
Fomento Economico Mexicano SA de CV                                  16,000             167,716
Grupo Aeroportuario del Pacifico SA de CV                             8,900              35,032
Grupo Aeroportuario del Sureste SA de CV                              5,400              23,798
Grupo Bimbo SA de CV                                                  6,600              26,999
Grupo Carso SA de CV                                                 13,655              46,549
Grupo Financiero Banorte SA de CV                                    29,622             110,135
Grupo Mexico SA                                                      23,487              84,763
Grupo Modelo SA                                                      11,800              63,964
Grupo Televisa SA, SADR                                               7,240             190,267
Grupo Televisa SA                                                    16,400              86,096
Industrias Penoles SA de CV                                           2,200              19,599
Kimberly-Clark de Mexico SA de CV                                    11,000              45,938
Telefonos de Mexico SA de CV, Class L, ADR                            6,500             169,650
Telefonos de Mexico SA de CV                                         86,600             113,283
TV Azteca SA de CV *                                                 26,400              17,471
Urbi Desarrollos Urbanos SA de CV *                                   6,100              19,186
Wal-Mart de Mexico SA de CV, Series V                                69,500             259,666
                                                                              -----------------
                                                                                      3,088,167

NETHERLANDS - 4.35%
ABN AMRO Holdings NV                                                 39,828           1,199,405
Aegon NV                                                             31,903             579,155
Akzo Nobel NV                                                         6,002             344,543
ASML Holding NV *                                                    10,636             264,589
Buhrmann NV (a)                                                       2,261              31,841
Corio NV (a)                                                            894              66,565
DSM NV                                                                3,353             160,020
Euronext NV (a)                                                       2,030             232,983
Euronext *                                                            1,025             116,959
Fugro NV (a)                                                          1,227              56,866
Getronics NV (a)                                                      2,318              17,674
Hagemeyer NV * (a)                                                   11,835              56,341

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
Heineken NV                                                           5,260   $         256,681
ING Groep NV                                                         41,765           1,782,763
Koninklijke (Royal) KPN NV                                           42,609             584,793
Koninklijke (Royal) Philips Electronics NV                           26,023             969,325
Koninklijke Ahold NV *                                               34,328             344,136
Mittal Steel Company NV                                              15,329             632,160
Oce-Van Der Grinten NV (a)                                            1,518              25,343
Randstad Holdings NV                                                  1,023              65,684
Reed Elsevier NV                                                     15,521             261,798
Rodamco Europe NV                                                     1,202             145,285
Royal Dutch Shell PLC, A Shares (a)                                  82,426           2,921,492
Royal Dutch Shell PLC, B Shares GBP                                  60,359           2,159,558
Royal Numico NV                                                       3,686             190,283
SBM Offshore NV                                                       2,956              96,114
TNT Post Group NV                                                     9,127             384,508
Unilever NV (a)                                                      38,210           1,009,821
Vedior NV                                                             3,467              66,249
Wereldhave NV (a)                                                       395              48,424
Wolters Kluwer NV                                                     6,475             181,598
                                                                              -----------------
                                                                                     15,252,956

NEW ZEALAND - 0.12%
Auckland International Airport, Ltd. (a)                             21,664              32,054
Contact Energy, Ltd. (a)                                              6,386              34,033
Fisher & Paykel Appliances Holdings, Ltd. (a)                         5,572              15,611
Fisher & Paykel Healthcare Corp. (a)                                 10,678              31,598
Fletcher Building, Ltd.                                              10,804              75,044
Kiwi Income Property Trust                                           16,706              15,792
Sky City Entertainment Group, Ltd. (a)                                9,802              34,378
Sky Network Television, Ltd. (a)                                      4,317              17,151
Telecom Corp. of New Zealand, Ltd. (a)                               43,131             135,610
Tower, Ltd. *                                                         3,006               4,324
Vector, Ltd. (a)                                                      5,002               8,635
Warehouse Group, Ltd. (a)                                             2,751              12,663
                                                                              -----------------
                                                                                        416,893

NORWAY - 0.68%
Acergy SA * (a)                                                       4,372              85,796
Aker Kvaerner ASA (a)                                                   624              71,393
Den Norske Bank ASA                                                  15,000             204,040
DET Norske Oljeselskap * (a)                                         17,500              32,849
Norsk Hydro ASA                                                      16,014             396,889
Norske Skogindustrier ASA                                             3,700              61,635
Ocean RIG ASA * (a)                                                   4,143              31,107
Orkla ASA                                                             4,200             235,829
Pan Fish ASA * (a)                                                   55,600              48,884
Petroleum Geo-Services ASA *                                          1,291              87,071
Prosafe ASA                                                             900              61,358
Schibsted ASA (a)                                                     1,100              37,541
Statoil ASA                                                          14,800             411,298
Stolt-Nielsen SA (a)                                                  1,000              30,553
Storebrand ASA                                                        5,200              66,762
Tandberg ASA                                                          2,600              35,916

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

NORWAY (CONTINUED)
Tandberg Television ASA * (a)                                         1,800   $          20,185
Telenor ASA                                                          17,200             295,602
TGS Nopec Geophysical Company ASA *                                   2,300              44,668
Tomra Systems ASA (a)                                                 3,800              27,049
Yara International ASA                                                4,600              95,877
                                                                              -----------------
                                                                                      2,382,302

PERU - 0.03%
Cia de Minas Buenaventura SA                                            404              11,407
Compania de Minas Buenaventura SA, ADR                                1,366              38,986
Minsur SA                                                             6,938              13,025
Southern Peru Copper Corp.                                              268              14,606
Volcan Compania Minera SA, CMN Series B *                             7,354              14,879
                                                                              -----------------
                                                                                         92,903

PHILIPPINES - 0.08%
ABS-CBN Broadcasting Corp. *                                             70                  27
Ayala Corp.                                                           2,676              26,835
Ayala Land, Inc.                                                    113,000              33,028
Banco De Oro *                                                        7,314               6,487
Bank of the Philippine Islands                                       27,840              34,793
Filinvest Land, Inc. *                                              101,057               3,300
First Philippine Holdings Corp.                                       5,924               6,269
Globe Telecommunications, Inc.                                          690              17,386
Jollibee Foods Corp.                                                  9,000               7,257
Manila Electric Company *                                             8,311               5,445
Megaworld Corp.                                                     152,823               6,715
Metropolitan Bank & Trust Company                                    12,800              12,643
Petron Corp.                                                         48,152               3,882
Philippine Long Distance Telephone Company                            1,420              70,413
San Miguel Corp.                                                      9,600              14,320
SM Investments Corp.                                                  3,447              21,192
SM Prime Holdings, Ltd.                                              91,000              17,976
                                                                              -----------------
                                                                                        287,968

POLAND - 0.26%
Agora SA                                                              1,018              12,030
Bank BPH SA                                                             202              62,484
Bank Pekao SA                                                         1,753             128,861
Bank Zachodni WBK SA                                                    514              38,498
Boryszew SA *                                                           550               5,056
BRE Bank SA *                                                           208              23,047
Budimex SA *                                                            231               5,740
Computerland SA                                                         124               4,267
Debica SA                                                               125               2,854
Globe Trade Centre SA *                                               2,553              36,274
Grupa Kety SA                                                           219              14,538
KGHM Polska Miedz SA                                                  2,572              90,823
Mondi Packaging Paper Swiecie SA                                        251               8,951
Orbis SA                                                                661              12,704
Polish Oil & Gas Company                                             27,744              31,242
Polska Grupa Farmaceutyczna SA                                          198               5,815
Polski Koncern Naftowy Orlen SA                                       7,495             134,937

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

POLAND (CONTINUED)
Powszechna Kasa Oszczednosci Bank Polski SA                           9,347   $         139,172
Prokom Software SA                                                      265              11,909
Softbank SA                                                             228               3,907
Telekomunikacja Polska SA                                            16,358             127,296
TVN SA *                                                                604              25,842
                                                                              -----------------
                                                                                        926,247

PORTUGAL - 0.28%
Banco BPI, SA                                                         7,002              55,060
Banco Comercial dos Acores, SA                                       49,906             169,415
Banco Espirito Santo SA                                               4,606              78,790
Brisa Auto Estrada, SA                                                6,945              80,767
Cimpor-Cimentos De Portugal, SA                                       5,417              41,519
Electricidade De Portugal, SA                                        46,320             219,893
Jeronimo Martins, SGPS SA                                               870              18,632
Portugal Telecom, SGPS, SA                                           18,200             234,584
PT Multimedia.com, SGPS, SA                                           1,659              21,273
Sonae Industria SGPS SA New *                                         1,612              15,711
Sonae, SGPS, SA                                                      18,991              37,775
                                                                              -----------------
                                                                                        973,419

RUSSIA - 1.56%
AFK Sistema, Reg. S, Spons. GDR                                       2,264              62,826
Comstar United Telesystems, ADR                                       3,812              28,361
Gazprom, ADR (a)                                                     54,418           2,541,321
JSC MMC Norilsk Nickel, ADR                                           1,715             265,825
Lukoil Oil Company, ADR                                              10,488             933,432
Mechel Steel Group, ADR (a)                                             588              15,164
Mobile Telesystems, ADR                                               4,600             221,260
NovaTek OAO, ADR                                                      1,772             114,294
Novolipetsk Steel, ADR                                                2,635              62,186
Polyus Gold Company ZAO, ADR * (a)                                    1,575              79,144
RAO Unified Energy System, ADR (a)                                    1,886             179,170
Rostelecom, ADR (a)                                                   1,442              55,430
Sberbank, ADR                                                           712             177,644
Sibirtelecom, ADR                                                       106               7,802
Surgutneftegaz, ADR for PFD Shares (a)                                1,614             153,330
Surgutneftegaz, ADR (a)                                               3,239             223,491
Tatneft, ADR                                                          1,439             140,302
UralsvyAzinform, ADR (a)                                                991               8,919
VolgaTelecom, ADR                                                       612               5,447
Vympel Communicatii, ADR * (a)                                        2,143             163,061
Wimm-Bill-Dann Foods OJSC, ADR (a)                                      311              14,788
                                                                              -----------------
                                                                                      5,453,197

SINGAPORE - 0.72%
Allgreen Properties, Ltd. (a)                                         9,000              10,479
Ascendas., REIT * (a)                                                20,000              31,092
Capitacommercial                                                     21,000              34,696
CapitaLand, Ltd. * (a)                                               27,000             109,767
CapitaMall Trust * (a)                                               19,000              34,111
Chartered Semiconductor Manufacturing, Ltd. * (a)                    23,000              20,496

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
City Developments, Ltd.                                              11,000   $          86,578
ComfortDelGro Corp., Ltd.                                            38,000              38,807
Cosco Corp. Singapore, Ltd.                                          18,000              25,759
Creative Technology, Ltd. (a)                                         1,050               6,898
DBS Group Holdings, Ltd.                                             25,000             341,497
Fraser and Neave, Ltd.                                               19,000              53,143
Haw Par Corp., Ltd.                                                   2,000               8,977
Jardine Cycle and Carriage, Ltd.                                      3,069              28,151
Keppel Corp., Ltd.                                                   12,000             135,818
Keppel Land, Ltd. (a)                                                 8,000              34,345
K-REIT Asia *                                                         1,000               1,594
Neptune Orient Lines, Ltd.                                           10,000              13,790
Olam International, Ltd.                                             15,000              20,295
Oversea-Chinese Banking Corp., Ltd.                                  55,000             259,375
Parkway Holdings, Ltd. (a)                                           13,649              24,859
SembCorp Industries, Ltd.                                            17,000              40,915
SembCorp Marine, Ltd.                                                12,000              26,383
Singapore Airlines, Ltd.                                             12,000             122,549
Singapore Exchange, Ltd.                                             17,000              59,160
Singapore Land, Ltd.                                                  3,000              15,806
Singapore Petroleum Company, Ltd.                                     3,000               8,703
Singapore Post, Ltd.                                                 31,000              20,971
Singapore Press Holdings, Ltd. (a)                                   33,000              93,590
Singapore Technologies Engineering, Ltd.                             29,000              56,968
Singapore Telecommunications, Ltd.                                  156,950             294,023
SMRT Corporation, Ltd.                                               12,000               8,898
ST Assembly Test Services, Ltd. * (a)                                30,000              25,368
Suntec Real Estate Investment Trust * (a)                            20,000              22,246
United Overseas Bank, Ltd.                                           25,000             302,469
United Overseas Land, Ltd.                                           12,000              35,125
Venture Corp., Ltd.                                                   5,000              44,882
Want Want Holdings Company, Ltd.                                     10,000              15,400
Wing Tai Holdings, Ltd.                                               9,000              12,118
                                                                              -----------------
                                                                                      2,526,101

SOUTH AFRICA - 1.14%
African Bank Investments, Ltd.                                       10,127              40,013
Alexander Forbes, Ltd. *                                              7,605              16,315
Allan Gray Property Trust                                            21,325              17,585
Anglo Platinum, Ltd.                                                  1,406             162,687
AngloGold Ashanti, Ltd.                                               3,239             155,499
Aspen Pharmacare Holdings, Ltd. *                                     4,549              21,464
Aveng, Ltd.                                                           8,481              38,819
AVI, Ltd.                                                             6,769              17,738
Barloworld, Ltd.                                                      4,666              96,189
Bidvest Group, Ltd. *                                                 5,563              99,209
Consol, Ltd.                                                          6,760              16,175
Edgars Consolidated Stores, Ltd.                                     10,765              56,345
Ellerine Holdings, Ltd.                                               2,236              22,969
FirstRand, Ltd.                                                      60,108             166,085
Foschini, Ltd.                                                        4,377              34,563
Gold Fields, Ltd.                                                    10,816             200,825

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Grindrod, Ltd.                                                        6,966   $          14,409
Harmony Gold Mining Company, Ltd. *                                   7,223             122,412
Impala Platinum Holdings, Ltd.                                       11,264             284,945
Imperial Holdings, Ltd. *                                             3,999              82,434
Investec, Ltd. *                                                      3,533              40,732
JD Group, Ltd.                                                        3,811              42,291
Kumba Iron Ore, Ltd. *                                                1,321              21,142
Lewis Group, Ltd.                                                     2,034              16,730
Liberty Group, Ltd.                                                   2,382              25,834
Massmart Holdings, Ltd.                                               4,276              39,126
Metropolitan Holdings, Ltd.                                          12,099              23,251
Mittal Steel South Africa, Ltd.                                       4,295              54,806
MTN Group, Ltd.                                                      28,538             291,961
Murray & Roberts Holdings, Ltd.                                       6,395              34,857
Nampak, Ltd.                                                         11,177              32,805
Naspers, Ltd.                                                         6,394             130,472
Nedbank Group, Ltd.                                                   4,305              75,510
Network Healthcare Holdings, Ltd. *                                  27,306              50,300
Pick'n Pay Stores, Ltd.                                               4,684              20,949
Pretoria Portland Cement Company, Ltd.                                  288              15,235
Reunert, Ltd.                                                         3,745              41,716
Sanlam, Ltd.                                                         48,989             121,873
Sappi, Ltd.                                                           4,364              70,458
Sasol, Ltd.                                                          12,613             443,350
Shoprite Holdings, Ltd.                                               9,309              33,177
Spar Group, Ltd.                                                      3,627              21,291
Standard Bank Group, Ltd.                                            26,172             321,892
Steinhoff International Holdings, Ltd. *                             19,435              59,704
Super Group, Ltd.                                                     6,067              10,599
Telkom SA, Ltd. *                                                     6,417             120,627
Tiger Brands, Ltd.                                                    3,470              75,414
Tongaat-Hulett Group, Ltd.                                            1,131              15,412
Truworths International, Ltd.                                         9,937              41,540
Woolworths Holdings, Ltd.                                            16,913              39,357
                                                                              -----------------
                                                                                      3,999,091

SOUTH KOREA - 2.29%
Amorepacific Corp. *                                                     70              38,037
Asiana Airlines *                                                     1,534              11,158
Cheil Communications, Inc.                                               60              14,526
Cheil Industries, Inc.                                                  990              43,516
CJ Corp.                                                                400              45,839
Daeduck Electronics Company, Ltd.                                       990               8,618
Daegu Bank                                                            2,730              45,238
Daelim Industrial Company                                               580              50,177
Daewoo Engineering & Construction Company, Ltd.                       3,310              74,794
Daewoo International Corp.                                              940              42,481
Daewoo Securities Company, Ltd.                                       2,500              49,228
Daewoo Shipbuilding & Marine Engineering Company, Ltd.                2,050              65,293
Daishin Securities Company, Ltd.                                        710              18,450
Daum Communications Corp. *                                             259              16,749

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Dongbu Insurance Company, Ltd.                                          580   $          15,228
Dongkuk Steel Mill Company, Ltd.                                        690              17,114
Doosan Infracore Company, Ltd.                                        1,400              30,129
GS Engineering & Construction Corp.                                     780              72,935
Hana Financial Group, Inc.                                            2,660             135,955
Hanjin Heavy Industries & Construction Company, Ltd.                  1,070              37,534
Hanjin Shipping Company, Ltd.                                         1,200              36,348
Hanmi Pharm Company, Ltd.                                               110              15,624
Hanwha Chem Corp.                                                     1,010              12,715
Hite Brewery Company, Ltd.                                              230              28,461
Honam Petrochemical Corp.                                               250              17,055
Hyosung Corp. *                                                         610              16,934
Hyundai Autonet Company, Ltd. *                                       2,200              23,791
Hyundai Department Store Company, Ltd.                                  350              31,258
Hyundai Development Company                                           1,380              85,828
Hyundai Engineering & Construction Company, Ltd. *                      990              59,655
Hyundai Heavy Industries                                              1,020             148,168
Hyundai Marine & Fire Insurance Company, Ltd.                         1,710              22,632
Hyundai Mipo Dockyard                                                   280              41,577
Hyundai Mobis                                                         1,250             116,076
Hyundai Motor Company                                                 3,470             262,859
Hyundai Securities Company, Ltd.                                      2,490              36,438
Kangwon Land, Inc.                                                    2,340              49,225
KCC Corp.                                                               110              34,976
Kia Motors Corp.                                                      4,080              61,901
Kookmin Bank, SADR                                                    5,064             396,258
Kookmin Bank                                                          2,550             198,655
Korea Electric Power Corp., ADR                                       7,816             167,966
Korea Electric Power Corp.                                            1,710              71,300
Korea Exchange Bank *                                                 2,260              33,073
Korea Investment Holdings Company, Ltd.                                 850              43,719
Korea Zinc Company, Ltd.                                                290              30,955
Korean Air Lines Company, Ltd.                                          790              29,327
Korean Reinsurance Company                                            1,780              20,781
KT & G Corp.                                                          2,540             166,445
KT Corp., Sponsored ADR (a)                                           4,271             108,483
KT Corp.                                                              1,090              55,946
KT Freetel Company, Ltd.                                              2,110              70,723
LG Chem, Ltd.                                                         1,000              46,161
LG Electronics, Inc.                                                  2,100             125,862
LG Household & Health Care, Ltd.                                        270              29,924
LG International Corp.                                                1,280              29,612
LG Petrochemical Company, Ltd.                                          500              12,993
LG Philips LCD Company, Ltd. *                                          890              27,772
Lotte Chilsung Beverage Company, Ltd.                                    20              24,641
Lotte Confectionery Company, Ltd.                                        20              24,748
Lotte Shopping Company                                                  200              81,885
LS Cable, Ltd.                                                          340              14,469
Mirae Asset Securities Company, Ltd.                                    360              25,373

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
NCSoft Corp. *                                                          240   $          15,107
NHN Corp. *                                                             856              97,173
Nong Shim Company, Ltd.                                                  80              23,500
Orion Corp.                                                              90              25,954
Pacific Corp.                                                           110              15,979
Poongsan Corp.                                                          570              14,996
POSCO, SADR (a)                                                       4,537             357,788
POSCO                                                                   540             169,667
Pusan Bank                                                            2,740              33,905
S1 Corp.                                                                330              14,239
Samsung Corp.                                                         3,050             108,137
Samsung Electro-Mechanics Company *                                   1,300              58,681
Samsung Electronics Company, Ltd., GDR-London                           770             263,340
Samsung Electronics Company, Ltd.                                     2,260           1,551,493
Samsung Engineering Company, Ltd.                                       710              33,157
Samsung Fine Chemicals Company, Ltd.                                    430              10,873
Samsung Fire & Marine Insurance Company, Ltd.                           840             134,675
Samsung Heavy Industries Company, Ltd.                                3,980             100,640
Samsung SDI Company, Ltd.                                               740              52,792
Samsung Securities Company, Ltd.                                      1,150              65,460
Samsung Techwin Company, Ltd.                                         1,030              40,121
Shinhan Financial Group Company, Ltd.                                 4,890             238,094
Shinsegae Company, Ltd.                                                 320             205,563
SK Corp.                                                              2,440             179,584
SK Telecom Company, Ltd., SADR (a)                                    5,517             143,056
SK Telecom Company, Ltd.                                                280              65,078
S-Oil Corp.                                                             960              70,346
The Hancook Tire Company, Ltd.                                        2,360              38,345
Tong Yang Investment Bank *                                           2,000              24,748
Woongjin Coway Company, Ltd.                                            990              27,164
Woori Investment & Securities Company, Ltd.                           2,020              44,993
Yuhan Corp.                                                             170              32,926
                                                                              -----------------
                                                                                      8,029,165

SPAIN - 3.24%
Abertis Infraestructuras SA (a)                                       4,968             140,057
Acciona SA                                                              639             116,934
Acerinox SA (a)                                                       4,014             109,809
ACS Actividades SA                                                    5,526             309,085
Aguas de Barcelona SA *                                                  11                 377
Aguas de Barcelona SA-Class A                                         1,156              39,610
Altadis SA, Series A                                                  5,776             289,520
Antena 3 de Television SA (a)                                         1,504              35,879
Banco Bilbao Vizcaya Argentaria SA                                   78,962           1,910,914
Banco Popular Espanol SA                                             19,019             334,671
Banco Santander Central Hispano SA (a)                              132,053           2,400,744
Cintra Concesiones de Infraestructuras de
   Transporte SA (a)                                                  4,383              73,407
Cintra Concesiones de Infraestructuras de
   Transporte SA *                                                      219               3,670
Corporacion Mapfre SA (a)                                            12,420              55,996

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Ebro Puleva SA (a)                                                    1,974   $          46,594
Endesa SA                                                            16,504             767,731
Fadesa Inmobiliaria SA (a)                                            1,095              51,227
Fomento de Construcciones SA (a)                                      1,026             100,135
Gamesa Corp. Tecno SA (a)                                             3,868             101,968
Gas Natural SDG SA (a)                                                3,902             159,367
Grupo Ferrovial SA (a)                                                1,403             135,813
Iberdrola SA (a)                                                     17,068             758,207
Iberia Lineas Aereas de Espana SA (a)                                 9,151              32,157
Indra Sistemas SA (a)                                                 2,538              61,824
Industria de Diseno Textil SA                                         4,888             248,056
NH Hoteles SA *                                                       1,516              29,994
Promotora de Informaciones SA (a)                                     1,493              26,767
Repsol SA (a)                                                        19,037             684,113
Sacyr Vallehermoso SA (a)                                             2,185             134,035
Sogecable SA * (a)                                                      829              27,614
Telefonica SA (a)                                                    99,148           2,010,257
Union Fenosa SA (a)                                                   2,410             125,914
Zeltia SA * (a)                                                       3,133              23,431
                                                                              -----------------
                                                                                     11,345,877

SWEDEN - 1.92%
Alfa Laval AB                                                         2,100              81,596
Assa Abloy AB, Series B (a)                                           6,800             138,575
Atlas Copco AB, Series A                                              7,200             212,319
Atlas Copco AB, Series B                                              4,600             131,946
Axfood AB                                                               600              22,611
Billerud Aktibolag AB (a)                                             1,000              17,269
Boliden AB                                                            6,500             156,957
Castellum AB                                                          3,500              44,434
D. Carnegie & Company AB (a)                                          1,400              27,967
Electrolux AB, Series B                                               6,000             112,833
Elekta AB, Series B (a)                                               1,687              36,971
Eniro AB                                                              3,600              45,572
Ericsson LM, Series B                                               322,000           1,248,774
Fabege AB                                                             1,800              45,967
Getinge AB, Series B                                                  4,000              75,515
Hennes & Mauritz AB, Series B                                        10,350             483,185
Hoganas AG, B Shares                                                    600              15,805
Holmen AB, Series B                                                   1,100              47,167
Husqvarna AB, B Shares *                                              5,777              79,049
Kungsleden AB                                                         2,802              39,161
Lundin Petroleum AB, Series A * (a)                                   4,553              48,641
Modern Times Group AB, Series B *                                     1,050              64,078
Nobia AB                                                              1,000              35,416
Nordea Bank AB                                                       45,500             643,237
OMX AB                                                                1,800              32,599
Oriflame Cosmetics AB                                                   865              32,660
Sandvik AB                                                           22,083             284,396
SAS AB * (a)                                                          1,500              22,172
Scania AB, Series B (a)                                               2,200             150,356
Securitas AB, B Shares                                                6,800              93,545

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
Securitas Direct AB, B Shares *                                       6,800   $          19,903
Securitas Systems AB, B Shares *                                      6,800              25,177
Skandinaviska Enskilda Banken AB, Series A                           10,000             294,156
Skanska AB, Series B                                                  8,000             143,420
SKF AB, Series B                                                      8,900             145,878
Ssab Svenskt Stal AB, Series A                                        3,400              71,651
Ssab Svenskt Stal AB, Series B                                        1,800              35,694
Svenska Cellulosa AB, Series B                                        4,000             196,397
Svenska Handelsbanken AB, Series A                                   11,200             302,410
Swedish Match AB                                                      6,500             115,339
Tele2 AB, Series B                                                    6,963              89,673
Telelogic AB * (a)                                                    4,000               7,552
Teliasonera AB                                                       41,000             310,511
Trelleborg AB, Series B (a)                                           1,600              34,655
Volvo AB, Series A (a)                                                2,100             140,602
Volvo AB, Series B (a)                                                4,800             312,596
Wihlborgs Fastigheter AB                                                582              11,222
                                                                              -----------------
                                                                                      6,727,609

SWITZERLAND - 5.57%
ABB, Ltd.                                                            47,037             760,658
Adecco SA                                                             2,982             197,878
Ciba Specialty Chemicals Holding AG                                   1,529              99,672
Clariant AG *                                                         4,992              70,298
Compagnie Financiere Richemont AG, Series A (a)                      11,520             621,467
Credit Suisse Group AG                                               26,048           1,725,213
Geberit AG                                                               84             122,011
Givaudan AG                                                             135             121,060
Holcim, Ltd.                                                          4,549             408,690
Kudelski SA (a)                                                         688              23,057
Kuehne & Nagel International AG                                       1,115              80,791
Kuoni Reisen Holding AG, Series B *                                      55              28,590
Logitech International SA *                                           4,034             118,840
Lonza Group AG                                                          825              69,017
Micronas Semiconductor Holding AG * (a)                                 604              12,620
Nestle SA                                                             9,031           3,192,606
Nobel Biocare Holding AG, Series BR                                     539             146,850
Novartis AG                                                          52,517           3,065,741
Phonak Holding AG                                                     1,039              77,846
PSP Swiss Property AG *                                               1,046              57,871
Rieter Holdings AG                                                       90              45,130
Roche Holdings AG                                                    15,849           2,867,668
Schindler Holding AG                                                  1,109              66,315
Serono AG, Series B                                                     113             102,843
SIG Holding AG *                                                        121              37,062
Societe Generale de Surveillance Holdings AG                             91              97,270
Straumann Holding AG (a)                                                146              36,514
Sulzer AG                                                                86              87,973
Swatch Group AG, BR shares                                              760             161,172
Swatch Group AG                                                       1,336              57,111
Swiss Re                                                              7,654             654,385
Swisscom AG                                                             396             145,288

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Syngenta AG *                                                         2,423   $         426,868
Synthes AG                                                              988             116,260
UBS AG *                                                             45,019           2,710,809
Unaxis Holding AG * (a)                                                 141              60,098
Zurich Financial Services AG                                          3,262             849,202
                                                                              -----------------
                                                                                     19,522,744

TAIWAN - 1.76%
Accton Technology Corp. *                                            13,000               8,659
Acer Sertek, Inc.                                                    47,000             101,394
Advanced Semiconductor Engineering, Inc. *                           69,000              79,332
Advantech Company, Ltd.                                               5,000              15,438
Asia Cement Corp.                                                    27,000              26,746
Asia Optical Company, Inc.                                            4,000              17,679
Asustek Computer, Inc.                                               51,000             140,130
AU Optronics, Corp.                                                 128,000             172,091
BenQ Corp. *                                                         41,000              22,556
Catcher Technology Company, Ltd.                                      6,000              53,315
Cathay Financial Holdings Company, Ltd.                             111,000             250,440
Cathay Real Estate Development Company, Ltd. *                       18,000              13,825
Chang Hwa Commercial Bank *                                          83,000              56,436
Cheng Shin Rubber Industry Company, Ltd.                             12,000              12,684
Cheng Uei Precision Industry Company, Ltd.                            5,000              17,772
Chi Mei Optoelectronics Corp.                                        74,000              78,563
China Airlines *                                                     24,000              11,201
China Development Financial Holdings Corp.                          182,000              81,001
China Motor Company                                                  11,000              10,063
China Steel Corp.                                                   169,000             171,324
Chinatrust Finance Holding Company, Ltd.                            127,000             108,336
Chunghwa Picture Tubes, Ltd. *                                      113,000              24,063
Chunghwa Telecom Company, Ltd.                                      100,000             181,734
CMC Magnetics Corp. *                                                52,000              17,599
Compal Communications, Inc.                                           4,000              14,217
Compal Electronics, Inc.                                             68,000              62,420
Compeq Manufactuing Company, Ltd. *                                  19,000               9,043
Delta Electronics Inc.                                               29,000              89,093
D-Link Corp.                                                         12,000              14,465
E.Sun Financial Holding Company, Ltd.                                61,000              41,477
Eternal Chemical Company, Ltd.                                        9,000              14,047
EVA Airways Corp.                                                    24,000               9,903
Evergreen Marine Corp.                                               20,000              11,807
Far Eastern Textile, Ltd.                                            52,000              43,956
First Financial Holding Company, Ltd.                                90,000              67,177
Formosa Chemicals & Fibre Corp.                                      59,000              96,282
Formosa Petrochemical Corp.                                          40,000              81,224
Formosa Plastic Corp.                                                85,000             139,237
Formosa Taffeta Company, Ltd.                                        15,000              10,501
Foxconn Technology Company, Ltd.                                      7,000              70,097
Fu Sheng Industrial Company, Ltd.                                    12,000              11,535
Fubon Group Company, Ltd.                                            74,000              69,643
Fuhwa Financial Holdings Company, Ltd. *                             25,000              11,667
Giant Manufacturing Company, Ltd.                                     4,000               6,181

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Gigabyte Technology Company, Ltd.                                    11,000   $           8,567
HannStar Display Corp. *                                             95,000              17,881
High Tech Computer Corp.                                              6,000             138,711
Hon Hai Precision Industry Company, Ltd.                             82,000             596,848
Hua Nan Financial Holdings Company, Ltd.                             71,000              50,471
Inventec Appliances Corp.                                             4,000               9,383
Inventec Company, Ltd.                                               27,000              23,449
Kinpo Electronics, Inc.                                              20,000               7,696
Largan Precision Company, Ltd.                                        2,000              38,078
Lite-On Technology Corp.                                             49,000              63,531
Macronix International Co., Ltd. *                                   54,000              24,200
MediaTek, Inc.                                                       16,000             163,684
Mega Financial Holding Company, Ltd.                                178,000             134,786
Micro-Star International Company, Ltd.                               14,000              11,250
Mitac International                                                  18,000              21,586
Nan Ya Plastics Corp.                                               105,000             169,077
Nan Ya Printed Circuit Board Corp.                                    4,000              28,126
Nien Made Enterprises Company, Ltd.                                   7,000               6,491
Novatek Microelectronics Corp., Ltd.                                  9,000              40,334
Optimax Technology Corp. *                                            8,000               5,662
Oriental Union Chemical Corp.                                        10,000               6,351
Phoenix Precision Technology Corp.                                   11,000              13,123
Phoenixtec Power Company, Ltd.                                        7,000               7,745
Polaris Securities Company, Ltd. *                                   30,518              14,761
Pou Chen Corp.                                                       40,000              36,285
Premier Image Technology Corp.                                       10,000              21,017
President Chain Store Corp.                                           9,000              22,253
Quanta Computer, Inc.                                                35,000              61,011
Realtek Semiconductor Corp.                                          14,000              21,765
Ritek Corp. *                                                        43,000              12,626
Shin Kong Financial Holding Company, Ltd.                            56,000              57,636
Siliconware Precision Industries Company                             47,000              76,263
SinoPac Holdings Company, Ltd.                                      115,000              61,667
Synnex Technology International Corp.                                14,000              15,815
Taishin Financial Holdings Company, Ltd. *                           99,000              54,465
Taiwan Cellular, Corp.                                               52,000              51,992
Taiwan Cement Corp.                                                  56,000              50,799
Taiwan Fertilizer Company, Ltd.                                      13,000              25,032
Taiwan Glass Industrial Corp.                                        13,000              10,206
Taiwan Secom                                                          5,000               8,515
Taiwan Semiconductor Manufacturing Company, Ltd.                    430,000             870,499
Tatung Company, Ltd. *                                               66,000              30,802
Teco Electric & Machinery Company, Ltd.                              32,000              14,885
U-Ming Marine Transport Corp.                                         8,000              10,063
Uni-President Enterprises Corp.                                      54,000              52,740
United Microelectronics Corp.                                       355,000             232,058
Via Technologies Inc. *                                              18,000              13,241
Walsin Lihwa Corp. *                                                 51,000              27,112
Wan Hai Lines, Ltd.                                                  20,000              11,745
Waterland Financial Holdings                                         29,000               8,945
Winbond Electronics Corp. *                                          65,000              27,221

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Wintek Corp.                                                         17,000   $          17,076
Ya Hsin Industrial Company, Ltd.                                     18,000              14,520
Yageo Corp. *                                                        45,000              19,611
Yang Ming Marine Transport Corp.                                     22,000              11,899
Yieh Phui Enterprise                                                 18,000               8,122
Yuanta Core Pacific Securities Company                               55,000              42,667
Yuen Foong Yu Paper Manufacturing Company, Ltd.                      23,000               9,739
Yulon Motor Company, Ltd.                                            14,000              17,697
Zyxel Communications Corp.                                            7,000               8,741
                                                                              -----------------
                                                                                      6,184,874

THAILAND - 0.24%
Advanced Info Service Company, Ltd.                                  18,000              41,895
Airports of Thailand PCL                                              8,700              16,127
Aromatics Thailand PCL                                                4,700               4,291
Bangkok Bank PCL, Foreign Shares                                     19,100              69,745
Bangkok Bank PCL                                                      9,000              30,857
Bangkok Bank, Public Company, Ltd., NVDR                              4,900              16,800
Bangkok Expressway PCL                                                7,100               4,908
Banpu PCL, Reg.                                                       2,600              12,755
BEC World PCL                                                        18,400              10,258
C.P. Seven Eleven PCL                                                31,600               5,858
Central Pattana PCL                                                  15,000               9,826
Charoen Pokphand Foods PCL                                           61,300               9,056
Delta Electronics Thailand PCL                                        7,300               3,581
Electricity Generating, Public Company, Ltd., NVDR                    1,900               4,793
Electricity Generating, Public Company, Ltd.                          4,200              10,595
Glow Energy PCL                                                      11,700              10,273
Hana Microelectronics PCL                                            11,500               8,735
IRPC PCL *                                                          197,100              40,107
Italian-Thai Development PCL                                         27,400               5,346
Kasikornbank PCL                                                      4,800               9,433
Kasikornbank PCL                                                     26,200              52,217
Kasikornbank, Public Company, Ltd., NVDR                              7,000              13,756
Kiatnakin Finance PCL                                                 4,500               3,763
Kim Eng Securities Thailand PCL                                       3,900               2,609
Krung Thai Bank PCL                                                  57,000              21,926
Land & Houses PCL, Foreign Shares                                    42,300               9,963
Land & Houses PCL                                                    46,400              10,412
Land & Houses, Public Company, Ltd., NVDR                            21,200               4,757
National Finance PCL                                                 13,300               6,451
Precious Shipping PCL                                                 4,200               6,498
PTT Chemical PCL                                                      5,500              11,805
PTT Exploration & Production PCL                                     26,700              81,868
PTT PCL                                                              18,800             119,481
Ratchaburi Electricity Generating Holding PCL                         5,900               6,784
Rayong Refinery PCL *                                                32,500              17,303
Sahaviriya Steel Industries PCL *                                   106,900               3,576
Siam Cement PCL, Foreign Shares                                       6,100              44,549
Siam Cement PCL                                                       3,000              20,739
Siam Cement, Public Company, Ltd., NVDR                               1,900              13,134

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Siam City Cement PCL                                                  1,300   $           9,422
Siam Commercial Bank PCL                                             16,500              31,735
Siam Makro PCL                                                        2,000               4,906
Sino Thai Engineering & Construction PCL                             11,800               1,957
Thai Airways International PCL                                       10,400              13,553
Thai Union Frozen Products PCL                                        1,900               1,298
Thai Union Frozen Products, Public Company, Ltd., NVDR                4,300               2,937
Tisco Bank PCL                                                        4,200               2,903
Tisco Finance PLC                                                     1,200                 886
True Corp. PCL *                                                     33,900               8,127
                                                                              -----------------
                                                                                        854,554

TURKEY - 0.22%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A                      759               5,196
Akbank AS                                                            18,079             101,372
Akcansa Cimento AS                                                      982               5,202
Aksigorta AS                                                          2,924              10,763
Alarko Holding AS                                                     1,323               3,295
Anadolu Efes Biracilik Ve Malt Sanayii AS                             1,331              38,460
Arcelik AS                                                            2,378              13,170
Aygaz AS *                                                            1,469               3,598
Cimsa Cimento Sanayi ve Ticaret AS                                      747               4,471
Dogan Sirketler Grubu Holdings AS                                    12,411              21,688
Dogan Yayin Holding AS *                                              5,058              17,747
Dogus Otomotiv Servis ve Ticaret AS                                     790               3,451
Eregli Demir ve Celik Fabrikalari TAS                                 4,619              27,329
Ford Otomotiv Sanayi AS                                               1,674              13,014
HACI Omer Sabanci Holdings, AS                                       10,600              41,204
Hurriyet Gazetecilik AS                                               4,478              12,385
Ihlas Holding AS *                                                    7,503               2,529
Is Gayrimenkul Yatirim Ortakligi AS                                   3,046               5,868
KOC Holdings AS *                                                     5,990              20,523
Migros Turk TAS *                                                     2,294              23,990
Petkim Petrokimya Holding AS *                                        1,680               5,953
Tofas Turk Otomobil Fabrik AS                                         3,007              10,344
Trakya Cam Sanayi AS                                                  2,105               5,156
Tupras Turkiye Petrol Rafine AS                                       2,947              48,660
Turk Hava Yollari AS *                                                1,700               7,193
Turk Sise ve Cam Fabrikalari AS *                                     3,541              12,790
Turkcell Iletisim Hizmet AS                                           1,935               9,053
Turkcell Iletisim Hizmetleri AS - ADR                                 3,371              43,014
Turkiye Garanti Bankasi AS                                           22,212              73,658
Turkiye Is Bankasi AS                                                22,656              94,303
Turkiye Vakiflar Bankasi Tao                                          9,037              40,102
Ulker Gida Sanayi ve Ticaret AS                                       1,484               3,880
Vestel Elektronik Sanayi ve Tracaret AS *                             1,632               4,109
Yapi ve Kredi Bankasi AS *                                           15,669              27,382
                                                                              -----------------
                                                                                        760,852

UNITED KINGDOM - 16.91%
3i Group PLC                                                          9,994             191,675

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Aegis Group PLC                                                      19,151   $          51,192
Aggreko PLC                                                           6,402              49,637
AMEC PLC                                                              6,569              53,583
Amvescap PLC                                                         16,340             176,963
Anglo American PLC                                                   31,696           1,474,205
ARM Holdings PLC                                                     26,923              63,617
Arriva PLC                                                            3,852              52,716
AstraZeneca Group PLC                                                34,330           1,994,177
Astro All Asia Networks PLC, GDR                                      9,800              14,491
Aviva PLC                                                            55,897             866,776
BAE Systems PLC                                                      69,636             530,656
Barclays PLC                                                        142,033           1,903,204
Barratt Developments PLC                                              5,310             115,486
BBA Aviation PLC                                                      7,679              43,207
Bellway PLC                                                           2,214              63,606
Berkeley Group Holdings PLC *                                         1,981              63,349
BG Group PLC                                                         76,746           1,034,421
BHP Billiton PLC                                                     53,764           1,021,614
BICC PLC                                                              9,818              80,424
Biffa PLC *                                                           7,147              36,766
Boots Group PLC                                                      17,506             273,183
Bovis Homes Group PLC                                                 2,613              52,070
BP PLC                                                              432,817           4,891,974
Brambles Industries, Ltd.                                            15,637             159,189
Britannic Group PLC                                                  15,076             188,507
British Airways PLC *                                                12,165             118,034
British American Tobacco Australasia, Ltd.                           34,322             972,526
British Land Company PLC                                             11,530             345,778
British Sky Broadcasting Group PLC                                   24,787             257,951
Brixton PLC                                                           5,015              53,819
BT Group PLC                                                        182,927           1,023,873
Bunzl PLC                                                             8,064             104,403
Burberry Group PLC                                                    9,066             107,468
Cadbury Schweppes PLC                                                45,435             468,355
Capita Group PLC                                                     14,192             160,267
Carnival PLC                                                          3,766             183,537
Carphone Warehouse (a)                                                8,921              47,517
Cattles PLC                                                           7,858              62,357
Centrica PLC                                                         80,169             522,125
Charter Plc *                                                         3,680              62,789
Close Brothers Group PLC                                              3,153              61,092
Cobham PLC                                                           26,375              92,055
Collins Stewart Tullett PLC                                           4,719              79,448
Compass Group PLC                                                    47,105             266,205
Cookson Group PLC                                                     4,568              53,340
Corus Group PLC                                                      20,067             197,866
CSR PLC * (a)                                                         2,781              36,361
Daily Mail and General Trust PLC                                      6,226              87,043
Davis Service Group PLC                                               4,197              42,086
De La Rue PLC                                                         3,325              42,001
Diageo PLC                                                           61,398           1,180,577
Dixons Group PLC                                                     39,705             152,457

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Electrocomponents PLC                                                 8,643   $          47,866
EMAP PLC                                                              5,092              85,227
EMI Group PLC                                                        18,233             106,003
Enterprise Inns PLC                                                   6,717             162,553
First Choice Holidays PLC                                            11,680              58,935
FirstGroup PLC                                                        9,178              99,398
FKI PLC                                                               9,466              18,593
Friends Provident Ethical Investment Trust PLC                       37,763             154,667
Galiform PLC *                                                        9,729              24,474
Gallaher Group PLC                                                   14,350             268,720
George Wimpey PLC                                                     9,293             101,193
GKN PLC                                                              14,104              81,025
GlaxoSmithKline PLC                                                 127,026           3,379,216
Great Portland Estates PLC                                            3,281              39,604
Group 4 Securicor PLC                                                26,898              89,908
Hammerson PLC                                                         6,399             181,948
Hanson PLC                                                           15,846             227,465
Hays PLC                                                             29,667              87,480
HBOS PLC                                                             83,200           1,705,462
HMV Group PLC                                                         6,714              22,244
Home Retail Group *                                                  18,580             149,270
HSBC Holdings PLC                                                   252,556           4,664,753
ICAP PLC                                                             10,561              95,192
IMI PLC                                                               6,793              69,556
Imperial Chemical Industries PLC                                     26,396             216,222
Imperial Tobacco Group PLC                                           15,257             561,496
Inchcape PLC                                                         10,338             101,732
Intercontinental Hotels Group PLC                                     8,198             164,413
International Power PLC                                              32,900             219,778
Intertek Group PLC                                                    3,065              46,592
Invensys PLC *                                                       18,559              95,473
Investec PLC * (a)                                                    7,290              86,703
ITV PLC                                                              91,167             200,610
J Sainsbury PLC                                                      31,197             245,106
Johnson Matthey PLC                                                   4,753             127,752
Kesa Electricals PLC                                                 12,473              87,559
Kingfisher PLC                                                       50,398             241,150
Ladbrokes PLC                                                        14,038             111,467
Land Securities Group PLC                                            10,385             434,544
Legal & General Group PLC                                           142,789             425,966
Liberty International PLC                                             6,206             158,497
Lloyds TSB Group PLC                                                123,869           1,318,337
Logicacmg PLC                                                        33,627             116,704
London Stock Exchange Group PLC                                       3,743              96,257
Man Group PLC                                                        37,602             350,960
Marks & Spencer Group PLC                                            37,185             500,100
Meggitt PLC                                                           8,566              50,012
Michael Page International PLC                                        7,525              60,455
Misys PLC                                                             9,647              40,794
National Express Group PLC                                            2,690              54,531
National Grid PLC, ADR                                               60,009             812,376

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Next Group PLC                                                        5,240   $         183,662
Old Mutual PLC                                                      111,954             365,945
Pearson PLC                                                          17,178             253,858
Persimmon PLC                                                         6,249             179,652
Premier Farnell PLC                                                   6,379              23,866
Provident Financial PLC                                               5,072              64,118
Prudential PLC                                                       52,981             689,066
Punch Taverns PLC                                                     5,573             126,583
Rank Group PLC                                                       12,301              67,337
Reckitt Benckiser PLC                                                13,272             591,149
Reed Elsevier PLC                                                    27,064             296,302
Rentokil Initial PLC                                                 39,643             117,092
Reuters Group PLC                                                    28,199             251,258
Rexam PLC                                                            11,508             121,800
Rio Tinto PLC                                                        22,861           1,222,174
Rolls-Royce Group PLC, B Shares *                                 1,396,839               2,751
Rolls-Royce Group PLC *                                              38,061             319,457
Royal & Sun Alliance PLC                                                841               2,436
Royal Bank of Scotland Group PLC GBP                                 69,565           2,523,181
SAB Miller PLC                                                       19,275             403,456
Schroders PLC                                                         2,444              46,031
Scottish & Newcastle PLC                                             17,139             182,241
Scottish & Southern Energy PLC                                       18,593             532,697
Scottish Power PLC                                                   32,806             487,717
Serco Group PLC                                                      11,112              79,481
Severn Trent PLC                                                      5,294             152,405
Signet Group PLC                                                     36,259              83,535
Slough Estates PLC                                                   10,379             149,192
Smith & Nephew PLC                                                   20,678             196,154
Smiths Group PLC                                                     12,146             217,283
SSL International PLC                                                 3,083              20,549
Stagecoach Group PLC                                                 17,628              49,290
Standard Life PLC *                                                  45,492             254,850
Tate & Lyle PLC                                                      10,562             165,549
Taylor Woodrow PLC                                                   11,561              88,896
Tesco PLC                                                           175,205           1,349,798
The Sage Group PLC                                                   26,621             134,325
Tomkins PLC                                                          17,228              80,908
Travis Perkins PLC                                                    2,681              91,593
Trinity Mirror PLC                                                    5,754              57,784
Unilever PLC                                                         27,149             728,648
United Business Media PLC                                             6,632              91,414
United Utilities PLC                                                 18,612             276,516
Vodafone Group PLC                                                1,150,265           3,046,409
Whitbread PLC *                                                       4,560             138,278
William Hill PLC                                                      7,627              94,015
Wolseley PLC                                                         14,368             336,675
WPP Group PLC                                                        26,411             351,040
Xstrata PLC                                                          13,332             598,547
Yell Group PLC                                                       16,291             184,452
Yorkshire Water PLC                                                   8,139             147,845
                                                                              -----------------
                                                                                     59,293,616

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED STATES - 0.02%
Advanced Micro Devices, Inc. *                                            1   $              18
SanDisk Corp. * (a)                                                       1                  26
Southern Copper Corp. (a)                                             1,400              76,594
                                                                              -----------------
                                                                                         76,638
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $288,404,743)                                       $     340,345,636
                                                                              -----------------

INVESTMENT COMPANIES - 0.06%

CANADA - 0.06%
Canfor Pulp Income Fund *                                               448               4,712
CI Financial Income Fund *                                            1,500              34,499
Enerplus Resources Fund                                               2,600             119,595
Yellow Pages Income Fund                                              5,800              67,079
                                                                              -----------------
                                                                                        225,885
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $273,187)                                    $         225,885
                                                                              -----------------

PREFERRED STOCKS - 0.81%

BRAZIL - 0.52%
Aracruz Celulose SA                                                   1,300               7,919
Banco Bradesco SA                                                    10,400             390,390
Banco Itau Holding Financeira SA *                                   11,500             382,891
Braskem SA, A Shares                                                  2,500              18,192
Centrais Eletricas Brasileiras SA                                   900,000              19,129
Cia de Bebidas das Americas, ADR                                      2,916             134,457
Cia de Bebidas das Americas                                          70,000              32,264
Cia de Gas de Sao Paulo                                              50,000               7,517
Cia de Tecidos do Norte de Minas - Coteminas                         90,000               9,546
Cia Energetica de Sao Paulo *                                     3,238,661              32,827
Cia Paranaense de Energia *                                       1,700,000              18,736
Cia Vale do Rio Doce                                                  7,700             179,602
Duratex SA *                                                          1,500              20,164
Eletropaulo Metropolitana de Sao Paulo SA *                         498,183              22,284
Gerdau SA                                                               600               9,435
Gol Linhas Aereas Inteligentes SA                                     1,100              31,308
Klabin SA, ADR                                                       12,000              28,776
Lojas Americanas SA                                                 500,000              24,118
Petroleo Brasileiro SA                                               11,200             236,706
Sadia SA, ADR                                                         9,000              28,596
Tam SA                                                                1,440              40,507
Tele Norte Leste Participacoes SA                                       400               5,903
Telemig Celular Participacoes SA                                  5,300,000               9,727
Telesp Celular Participacoes SA *                                     7,300              27,941
Tim Participacoes SA                                             13,240,495              44,695
Usinas Siderurgicas de Minas Gerais SA                                1,000              33,733
Votorantim Celulose e Papel SA *                                        600              12,008
Weg SA                                                                3,400              20,383
                                                                              -----------------
                                                                                      1,829,754

GERMANY - 0.18%
Henkel KGaA, Non-Voting (a)                                           1,300             186,212
Porsche AG, Non-Voting                                                  176             204,452
RWE AG, Non-Voting                                                      919              87,742

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
PREFERRED STOCKS (CONTINUED)

GERMANY (CONTINUED)
Volkswagen AG, Non-Voting                                             2,291   $         159,190
                                                                              -----------------
                                                                                        637,596

ITALY - 0.02%
Unipol SpA                                                           20,813              64,237

SOUTH KOREA - 0.09%
Hyundai Motor Company                                                   820              35,602
LG Electronics, Inc.                                                    310              10,974
Samsung Electronics Company, Ltd.                                       490             263,362
                                                                              -----------------
                                                                                        309,938
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $2,325,419)                                      $       2,841,525
                                                                              -----------------
WARRANTS - 0.00%

HONG KONG - 0.00%
China Overseas Land & Investment, Ltd.
   (Expiration Date 07/18/07, strike price HKD$4.5)                   1,365                 716

INDONESIA - 0.00%
Bank Pan Indonesia Tbk PT
   (Expiration Date 10/07/2009, strike price
      IDR$400.00)                                                    25,750                 604
                                                                              -----------------
TOTAL WARRANTS (Cost $245)                                                    $           1,320
                                                                              -----------------

RIGHTS - 0.02%

AUSTRALIA - 0.02%
Telstra Corp., Ltd. (Expiration Date:
   03/31/2008)                                                       35,095              64,844

FRANCE - 0.00%
SCOR (Expiration Date: 11/29/2006) *                                 16,126               1,924

JAPAN - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
   01/29/2010) *                                                      5,000               2,088

MALAYSIA - 0.00%
AMMB Holdings BHD (Expiration Date: 12/06/2006) *                     1,248                  15
                                                                              -----------------
TOTAL RIGHTS (Cost $61,831)                                                   $          68,871
                                                                              -----------------

SHORT TERM INVESTMENTS - 20.32%
AIM Short-Term Investment Trust,
   STIC Prime Portfolio, Institutional Class              $       1,465,345   $       1,465,345
Federated Prime Obligations Fund                                  3,057,854           3,057,854
State Street Navigator Securities Lending
   Prime Portfolio                                               66,716,784          66,716,784
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $71,239,983)                                                         $      71,239,983
                                                                              -----------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX FUND)
   (COST $362,305,408) - 118.28%                                              $     414,723,220
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.28)%                                    (64,085,962)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     350,637,258
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.49%

AUSTRALIA - 4.09%
CSL, Ltd.                                                           208,893   $       9,781,055
Macquarie Bank, Ltd. (a)                                            278,019          15,985,724
                                                                              -----------------
                                                                                     25,766,779

AUSTRIA - 2.61%
Erste Bank der Oesterreichischen
   Sparkassen AG                                                    225,382          16,440,726

BERMUDA - 2.96%
Esprit Holdings, Ltd.                                             1,797,500          18,637,899

BRAZIL - 2.62%
Gafisa SA *                                                         242,283           3,519,444
Unibanco - Uniao De Bancos
   Brasileiros SA, ADR *                                            153,639          13,008,614
                                                                              -----------------
                                                                                     16,528,058

CANADA - 3.01%
Canadian National Railway Company, ADR                              203,058           9,557,940
Shoppers Drug Mart Corp.                                            216,553           9,408,914
                                                                              -----------------
                                                                                     18,966,854

CHINA - 3.19%
CNOOC, Ltd., ADR (a)                                                 73,184           6,502,398
Industrial & Commercial Bank of China *                          26,922,000          13,602,651
                                                                              -----------------
                                                                                     20,105,049

FRANCE - 7.24%
JC Decaux SA (a)                                                    222,002           6,270,420
LVMH Moet Hennessy SA (a)                                           124,576          12,934,697
Vallourec SA                                                         35,168           9,457,487
Veolia Environnement SA (a)                                         256,196          16,983,046
                                                                              -----------------
                                                                                     45,645,650

GERMANY - 3.07%
Continental AG                                                      170,072          19,340,946

HONG KONG - 2.64%
China Mobile, Ltd.                                                1,123,000           9,442,374
Shangri-La Asia, Ltd.                                             2,791,778           7,196,460
                                                                              -----------------
                                                                                     16,638,834

INDIA - 1.16%
ICICI Bank, Ltd., SADR (a)                                          188,393           7,330,372

ITALY - 3.45%
Banca Intesa SpA                                                  1,546,000          10,937,146
San Paolo-IMI SpA (a)                                               489,394          10,837,653
                                                                              -----------------
                                                                                     21,774,799

JAPAN - 11.17%
Advantest Corp. (a)                                                 100,800           5,285,981
Daikin Industries, Ltd. (a)                                         221,805           7,082,558
Marubeni Corp.                                                    1,685,000           8,588,309
Mitsui Trust Holdings, Inc.                                         819,000           8,703,115
Nippon Electric Glass Company, Ltd. (a)                             296,305           6,448,659
Sega Sammy Holdings, Inc. (a)                                       240,218           6,059,497
Toyota Motor Corp.                                                  314,935          19,131,566
Yamada Denki Company, Ltd. (a)                                       96,428           9,153,818
                                                                              -----------------
                                                                                     70,453,503

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEXICO - 6.50%
America Movil SA de CV, Series L, SADR                              466,715   $      20,754,816
Cemex SA, ADR *                                                     526,191          17,122,255
Wal-Mart de Mexico SA de CV, Series V                               834,200           3,116,733
                                                                              -----------------
                                                                                     40,993,804

NETHERLANDS - 1.95%
Heineken NV                                                          64,295           3,137,510
ING Groep NV                                                        214,684           9,163,909
                                                                              -----------------
                                                                                     12,301,419

NORWAY - 1.26%
Acergy SA * (a)                                                     403,091           7,910,232

SINGAPORE - 2.10%
CapitaLand, Ltd. (a)                                              1,700,587           6,913,630
DBS Group Holdings, Ltd.                                            465,000           6,351,839
                                                                              -----------------
                                                                                     13,265,469

SOUTH KOREA - 2.86%
Samsung Electronics Company, Ltd.,
   GDR-London                                                        52,800          18,057,600

SWEDEN - 2.94%
Telefonaktiebolaget  LM Ericsson, SADR (a)                          477,064          18,543,478

SWITZERLAND - 18.10%
ABB, Ltd.                                                           584,217           9,447,661
Lonza Group AG                                                      206,011          17,234,300
Nestle SA                                                            52,357          18,509,056
Roche Holdings AG                                                   139,880          25,309,448
Syngenta AG *                                                       107,979          19,023,002
UBS AG                                                              408,979          24,626,582
                                                                              -----------------
                                                                                    114,150,049

TAIWAN - 1.39%
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR (a)                            816,814           8,780,751

UNITED KINGDOM - 13.18%
BAE Systems PLC                                                   2,633,470          20,068,148
Diageo PLC                                                          822,548          15,816,175
Man Group PLC                                                     1,700,079          15,867,752
Northern Rock PLC                                                   413,876           9,249,837
Reckitt Benckiser PLC                                               211,433           9,417,450
Tesco PLC                                                         1,648,919          12,703,449
                                                                              -----------------
                                                                                     83,122,811
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $511,811,857)                                       $     614,755,082
                                                                              -----------------
SHORT TERM INVESTMENTS - 15.67%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      98,837,327   $      98,837,327
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $98,837,327)                                                         $      98,837,327
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 2.11%
Repurchase Agreement with State Street Corp. dated
   11/30/2006 at 3.95% to be repurchased at $13,304,460
   on 12/1/2006, collateralized by $13,020,000 Federal
   Home Loan Bank, 5.375% due 05/15/2019 (valued at
   $13,573,350, including interest) (c)                   $      13,303,000   $      13,303,000
                                                                              -----------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $13,303,000)                                                         $      13,303,000
                                                                              -----------------

TOTAL INVESTMENTS (INTERNATIONAL OPPORTUNITIES FUND)
   (COST $623,952,184) - 115.27%                                              $     726,895,409

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.27)%                                    (96,285,387)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     630,610,022
                                                                              =================

The portfolio had the following five top industry concentrations as of November 30, 2006 (as a percentage of total net assets):

Banking              14.73%
Financial Services    9.52%
Chemicals             5.75%
Liquor                5.06%
Retail Trade          4.90%

INTERNATIONAL SMALL CAP FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 92.13%

AUSTRALIA - 4.49%
Billabong International, Ltd. (a)                                   324,316   $       4,097,279
Downer EDI, Ltd.                                                  1,004,106           5,557,823
PaperlinX, Ltd. (a)                                               2,195,958           6,866,357
Repco Corp., Ltd. (a)                                             3,310,055           3,619,863
                                                                              -----------------
                                                                                     20,141,322

BELGIUM - 1.03%
Barco N.V                                                            53,950           4,600,050

BERMUDA - 5.24%
Bio-Treat Technology, Ltd. (a)                                    5,853,612           2,246,483
Giordano International, Ltd.                                      6,390,365           3,237,022
Ngai Lik Industrial Holding, Ltd.                                18,284,513           1,692,543
People's Food Holdings, Ltd.                                     10,994,174           8,510,142
Texwinca Holdings, Ltd.                                           7,122,907           4,807,732
Yue Yuen Industrial Holdings, Ltd.                                  953,833           3,016,693
                                                                              -----------------
                                                                                     23,510,615

BRAZIL - 0.55%
Companhia de Saneamento de Minas Gerais *                           244,500           2,463,604

CANADA - 9.87%
Abitibi-Consolidated, Inc.                                        1,506,500           3,484,610
ATS Automation Tooling Systems, Inc. *                              331,900           3,475,012
Domtar, Inc. *                                                      508,622           3,649,726

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Dorel Industries, Inc., Class B *                                   164,900   $       4,793,781
Legacy Hotels Real Estate Investment, REIT                          624,001           5,106,382
Linamar Corp.                                                        98,217           1,172,047
MDS, Inc.                                                           332,277           6,084,540
North West Company                                                  466,599           6,426,544
Open Text Corp. *                                                   357,953           6,742,883
Quebecor World, Inc.                                                285,346           3,325,099
                                                                              -----------------
                                                                                     44,260,624

CAYMAN ISLANDS - 0.29%
TCL Communication Technology Holdings, Ltd. *                    37,286,192           1,318,270

CHINA - 2.60%
BYD Company, Ltd., H Shares *                                       993,269           3,090,338
China Oilfield Services Ltd., H shares                            8,017,031           4,256,840
Sinotrans, Ltd., Class H                                         12,057,000           4,340,312
                                                                              -----------------
                                                                                     11,687,490

DENMARK - 1.77%
Vestas Wind Systems AS *                                            205,100           7,926,773

FINLAND - 2.44%
Amer Sports Oyj (a)                                                 237,854           5,431,299
Elcoteq SE                                                           59,700             858,943
Huhtamaki Oyj (a)                                                   247,626           4,649,643
                                                                              -----------------
                                                                                     10,939,885

GERMANY - 3.28%
Jenoptik AG * (a)                                                   737,145           7,419,162
Vossloh AG (a)                                                      110,805           7,280,532
                                                                              -----------------
                                                                                     14,699,694

HONG KONG - 5.30%
China Pharmaceutical Group, Ltd. *                                8,402,384           1,317,911
China Resource Power Holdings, Ltd.                               4,873,273           6,114,969
Chitaly Holdings, Ltd.                                            9,456,729           1,580,549
Dah Sing Financial Group                                            463,574           4,216,666
Fountain Set Holdings, Ltd.                                      11,313,425           3,258,110
Lerado Group Holdings                                            12,649,682           1,577,520
Travelsky Technology, Ltd.                                        2,277,566           3,068,711
Weiqiao Textile Company, Ltd.                                     2,136,106           2,636,439
                                                                              -----------------
                                                                                     23,770,875

INDONESIA - 0.61%
Astra International Tbk PT                                        1,560,881           2,716,427

JAPAN - 4.54%
Meitec Corp. (a)                                                    114,611           3,659,697
Nichii Gakkan Company, Ltd. (a)                                     373,866           5,584,049
Sohgo Security Services Company, Ltd. (a)                           462,573           9,086,541
Takuma Company, Ltd.                                                114,000             691,537
Tokyo Individualized Educational Institute, Inc. (a)                509,085           1,361,261
                                                                              -----------------
                                                                                     20,383,085

LUXEMBOURG - 0.49%
Thiel Logistik AG *                                                 577,341           2,189,568

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEXICO - 0.71%
Promotora Ambiental SA de CV *                                    2,307,500   $       3,188,400

NETHERLANDS - 6.51%
Aalberts Industries NV (a)                                           46,833           3,803,804
Draka Holdings * (a)                                                216,668           5,731,889
Imtech NV                                                            44,668           2,602,063
OPG Groep NV                                                         68,477           7,859,084
SBM Offshore NV (a)                                                 117,904           3,833,621
Vedior NV (a)                                                       280,804           5,365,712
                                                                              -----------------
                                                                                     29,196,173

NORWAY - 0.49%
Prosafe ASA (a)                                                      32,564           2,220,080

SINGAPORE - 2.88%
Cerebos Pacific, Ltd.                                                90,226             201,891
Huan Hsin Holdings, Ltd.                                          3,335,298           1,247,469
Osim International, Ltd. (a)                                      4,045,008           4,499,277
Venture Corp., Ltd. (a)                                             777,229           6,976,785
                                                                              -----------------
                                                                                     12,925,422

SOUTH KOREA - 6.77%
Daeduck Electronics Company, Ltd.                                   448,800           3,906,808
Daegu Bank                                                          224,630           3,722,281
Halla Climate Control Company, Ltd.                                 600,100           7,619,498
Pusan Bank                                                          521,570           6,454,032
Sindo Ricoh Company, Ltd.                                            78,430           4,844,119
Youngone Corp.                                                      747,110           3,802,475
                                                                              -----------------
                                                                                     30,349,213

SWEDEN - 1.20%
D. Carnegie & Company AB (a)                                        270,066           5,394,917

SWITZERLAND - 2.05%
Kuoni Reisen Holding AG, Series B *                                   4,610           2,396,406
Verwaltungs-und Privat-Bank AG                                       25,155           6,811,433
                                                                              -----------------
                                                                                      9,207,839

TAIWAN - 11.00%
Acbel Polytech, Inc.                                              5,100,000           1,875,753
BenQ Corp.                                                        3,818,000           2,100,460
D-Link Corp.                                                      9,796,600          11,808,605
Fu Sheng Industrial Company, Ltd.                                 4,922,320           4,731,391
Giant Manufacturing Company, Ltd.                                   850,000           1,313,553
KYE System Corp.                                                  3,118,087           3,324,803
Pihsiang Machinery Mfg. Company, Ltd.                             2,610,000           5,227,260
Simplo Technology Company, Ltd.                                   1,306,000           4,012,252
Ta Chong Bank, Ltd.                                                 988,000             305,362
Taiwan Fu Hsing                                                   2,886,000           2,675,939
Taiwan Green Point Enterprises Company, Ltd.                      2,441,800           8,112,919
Test-Rite International Company, Ltd.                             7,155,672           3,848,206
                                                                              -----------------
                                                                                     49,336,503

THAILAND - 3.95%
Bank of Ayudhya PLC                                               3,860,000           2,270,272
BEC World PCL                                                     5,959,479           3,322,357
Glow Energy PCL                                                   6,865,525           6,028,266

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Total Access Communication PCL * (a)                              1,366,012   $       6,119,734
                                                                              -----------------
                                                                                     17,740,629

UNITED KINGDOM - 11.11%
Bodycote International                                            1,043,903           5,061,793
Burberry Group PLC                                                  336,989           3,994,663
DS Smith PLC                                                        929,052           3,279,194
Fiberweb PLC *                                                      554,000           1,974,496
FKI PLC                                                           2,891,080           5,678,596
Future PLC                                                        5,499,140           3,681,643
Game Group PLC                                                    6,743,196          11,751,060
iSOFT Group PLC (a)                                               3,586,009           2,771,526
John Wood Group PLC                                                 801,703           3,705,844
Yule Catto & Company PLC                                          1,790,454           7,932,565
                                                                              -----------------
                                                                                     49,831,380

UNITED STATES - 2.96%
GSI Group, Inc. * (a)                                               381,584           3,510,573
Quebecor World, Inc.                                                146,526           1,699,702
Saxon Energy Services, Inc. *                                       615,000           2,263,109
Steiner Leisure, Ltd. *                                             119,255           5,342,624
X5 Retail Group N.V., GDR *                                          18,253             474,578
                                                                              -----------------
                                                                                     13,290,586
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $351,523,190)                                       $     413,289,424
                                                                              -----------------

SHORT TERM INVESTMENTS - 17.96%
Dresdner Bank AG Euro Dollar Time Deposit
   5.30% due 12/01/2006                                   $      16,860,000   $      16,860,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           63,715,027          63,715,027
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $80,575,027)                                                         $      80,575,027
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.15%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at 3.95% to be
   repurchased at $639,070 on 12/01/2006,
   collateralized by $660,000 Federal Home Loan Bank,
   3.125% due 05/15/2007 (valued at $655,050, including
   interest)(c)                                           $         639,000   $         639,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $639,000)                                                            $         639,000
                                                                              -----------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP FUND)
   (COST $432,737,217) - 110.24%                                              $     494,503,451

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.24)%                                    (45,916,385)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     448,587,066
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The portfolio had the following five top industry concentrations as of November 30, 2006 (as a percentage of total net assets):

Electrical Equipment             5.73%
Apparel & Textiles               5.48%
Computers & Business Equipment   4.84%
Banking                          4.36%
Business Services                4.04%

INTERNATIONAL SMALL COMPANY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.50%

AUSTRALIA - 5.62%
ABB Grain, Ltd. (a)                                                  31,091   $         170,619
Adelaide Bank, Ltd. (a)                                              21,763             224,252
Adelaide Brighton, Ltd.                                             105,031             218,112
Adsteam Marine, Ltd. (a)                                             56,048             104,000
Alesco Corp., Ltd. (a)                                               17,180             142,436
Allegiance Mining NL *                                              149,191              49,476
Amadeus Energy, Ltd. *                                               46,767              37,112
Amalgamated Holdings, Ltd.                                           10,448              47,848
Ansell, Ltd.                                                         30,331             279,968
Aquila Resources, Ltd. * (a)                                          8,911              47,072
ARB Corp., Ltd.                                                      16,596              48,486
ARC Energy, Ltd. *                                                   36,745              42,650
Aspen Group                                                          36,231              52,067
Ausdrill, Ltd.                                                       40,729              61,103
Auspine, Ltd. (a)                                                    13,590              47,644
Austal, Ltd.                                                         37,191             108,948
Austar United Communications, Ltd. * (a)                             85,750              84,297
Austereo Group, Ltd.                                                 68,999             117,680
Australian Agricultural Company, Ltd.                                54,556              79,693
Australian Infrastructure Fund (a)                                   68,600             140,291
Australian Pipeline Trust (a)                                        53,449             178,520
Australian Worldwide Exploration, Ltd. * (a)                         74,302             180,700
AV Jennings, Ltd.                                                    46,839              42,162
Babcock & Brown Environmental Investments, Ltd. *                    19,026              27,041
Ballarat Goldfields NL * (a)                                        289,292              61,675
Bank of Queensland, Ltd. (a)                                         19,932             242,213
BayCorp Advantage, Ltd. (a)                                          39,472              82,593
Beach Petroleum, Ltd.                                               116,948             131,126
Bendigo Mining, Ltd. * (a)                                           31,918              20,792
Biota Holdings, Ltd. *                                               39,986              47,202
Bolnisi Gold NL                                                      53,676             136,472
Boom Logistics, Ltd.                                                 25,797              80,866
Bradken, Ltd. (a)                                                    22,400             123,632
Cabcharge Australia, Ltd. (a)                                        19,412             138,716
Campbell Brothers, Ltd.                                              10,068             168,772
Candle Australia, Ltd.                                               16,578              44,113
CBH Resources, Ltd. * (a)                                           158,181              97,422
Cellestis, Ltd. *                                                    15,855              45,069
Centennial Coal Company, Ltd. (a)                                    24,000              55,714
Citigold Corp, Ltd. *                                               151,498              59,213
City Pacific, Ltd. (a)                                               14,563              51,630

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Commander Communications, Ltd. (a)                                   51,170   $          90,909
Compass Resources NL *                                               15,577              60,268
ConnectEast Group *                                                 209,823             243,544
Consolidated Rutile, Ltd.                                            52,500              27,981
Corporate Express Australia, Ltd. (a)                                17,731              79,522
Count Financial, Ltd. (a)                                            24,455              45,185
Crane Group, Ltd.                                                    15,112             163,474
David Jones, Ltd. (a)                                                91,130             274,154
Downer EDI, Ltd.                                                     54,269             300,384
Duet Group                                                           70,700             163,008
Energy Developments, Ltd.                                            26,074              96,352
Envestra, Ltd.                                                      141,700             129,229
Equigold NL                                                          27,470              37,524
FKP Property Group (a)                                               36,465             178,227
Fleetwood Corp., Ltd.                                                 8,292              52,379
Flight Centre, Ltd. (a)                                              15,759             209,421
Forest Enterprises Australia, Ltd.                                   81,488              39,893
Funtastic, Ltd. (a)                                                  32,287              34,034
Futuris Corp., Ltd. (a)                                              81,422             121,510
Gindalbie Metals, Ltd. * (a)                                        112,045              49,986
GrainCorp., Ltd.                                                      3,921              26,316
GRD, Ltd. *                                                          30,341              48,873
Great Southern Plantations, Ltd. (a)                                 42,976             103,159
GUD Holdings, Ltd. (a)                                               13,336              86,452
Gunns, Ltd. (a)                                                      55,826             128,273
GWA International, Ltd. (a)                                          49,659             147,432
Hardman Resources, Ltd. * (a)                                       123,098             200,228
Healthscope, Ltd.                                                    27,000             115,763
Herald Resources, Ltd. *                                             17,198              14,802
Hills Industries, Ltd. (a)                                           35,551             134,741
Home Building Society, Ltd.                                           2,685              31,102
Horizon Oil, Ltd. *                                                 172,869              42,314
Housewares International, Ltd.                                       39,380              57,525
HPAL, Ltd. (a)                                                       31,154              44,771
IBA Health, Ltd.                                                     61,203              57,025
IBT Education, Ltd.                                                  26,000              37,159
Incitec Pivot, Ltd. (a)                                              11,723             317,960
Independence Group NL (a)                                            19,208              66,278
Indophil Resources NL *                                              72,190              43,036
Infomedia, Ltd.                                                      87,333              59,649
Integrated Group, Ltd.                                               18,608              28,651
Invocare, Ltd. (a)                                                   11,216              48,620
IOOF Holdings, Ltd. (a)                                              13,384             113,078
Iress Market Technology, Ltd. (a)                                    19,452             105,979
IWL, Ltd.                                                            11,971              44,709
JB Hi-Fi, Ltd. (a)                                                   21,677             102,697
Jubilee Mines NL (a)                                                 15,147             163,853
Just Group, Ltd. (a)                                                 31,400              90,496
Kingsgate Consolidated, Ltd. (a)                                     11,715              38,851
MacArthur Coal, Ltd.                                                 24,217              84,901
Macmahon Holdings, Ltd.                                             114,544              75,973
Miller's Retail, Ltd. *                                              51,331              66,065

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Minara Resources, Ltd. (a)                                           21,175   $          98,647
Mincor Resources NL                                                  54,880              90,133
Mineral Deposits, Ltd. *                                             39,608              51,134
Monadelphous Group, Ltd. (a)                                         15,546              97,955
Mortgage Choice, Ltd.                                                    74                 154
Mount Gibson Iron, Ltd. * (a)                                        64,184              41,304
New Hope Corp., Ltd.                                                144,455             148,280
Nido Petroleum, Ltd. *                                              256,103              36,399
Oakton, Ltd.                                                         15,760              53,883
Oceana Gold, Ltd. * (a)                                              73,000              39,772
Pacific Brands, Ltd.                                                 86,300             181,259
Pacifica Group, Ltd. (a)                                             44,486              76,575
Pan Australian Resources, Ltd. *                                    123,891              32,771
PaperlinX, Ltd. (a)                                                  78,654             245,937
Peet & Company, Ltd.                                                 16,000              51,924
Peptech, Ltd. *                                                      37,842              39,143
Perilya, Ltd. (a)                                                    22,014              81,523
Perseverance Corp., Ltd. *                                          143,419              44,165
Petsec Energy, Ltd. *                                                36,147              71,354
Pharmaxis, Ltd. *                                                    50,510             126,827
PMP, Ltd. *                                                          52,337              77,692
Primary Health Care, Ltd. (a)                                        21,541             217,032
Prime Television, Ltd.                                                3,886              11,813
Programmed Maintenance Services, Ltd.                                14,398              54,115
pSivida, Ltd. * (a)                                                  95,189              19,918
RCR Tomlinson, Ltd.                                                  22,598              37,471
Rebel Sport, Ltd.                                                    25,251              90,320
Resolute Mining, Ltd. * (a)                                          36,122              50,769
Ridley Corp., Ltd.                                                   47,426              42,316
Roc Oil Company, Ltd. * (a)                                          41,843             108,369
Roc Oil Company, Ltd. *                                              15,689              39,889
Rural Press, Ltd. (a)                                                22,812             213,627
S8, Ltd.                                                             12,094              42,590
SAI Global, Ltd.                                                     16,304              46,345
Sally Malay Mining, Ltd. *                                           43,373              68,495
Select Harvests, Ltd.                                                 6,064              61,958
ServCorp, Ltd.                                                       13,939              58,883
Silex Systems, Ltd. *                                                13,874              56,746
Sino Gold, Ltd. * (a)                                                25,236             115,573
Sino Strategic International, Ltd. *                                 11,948              17,925
Skilled Group, Ltd.                                                  12,793              53,032
Smorgon Steel Group, Ltd. (a)                                        39,905              55,141
SMS Management & Technology, Ltd.                                    12,633              43,691
Southern Cross Broadcasting Australia, Ltd.                           5,208              65,796
Spotless Group, Ltd. (a)                                             44,584             157,360
St. Barbara, Ltd. *                                                 100,516              45,239
Straits Resources, Ltd.                                              31,023              83,041
STW Communications Group, Ltd. (a)                                   36,346              95,567
Summit Resources, Ltd. *                                             45,100              97,930
Sunland Group, Ltd.                                                  52,174             133,889
Ten Network Holdings, Ltd. *                                         85,802             233,735
Thakral Holdings Group                                              137,513              99,351

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
The Reject Shop, Ltd.                                                 8,900   $          56,993
TimberCorp., Ltd. (a)                                                49,460             117,161
Tower Australia Group, Ltd. * (a)                                    14,532              26,965
Transfield Services, Ltd. (a)                                        34,219             244,795
UXC, Ltd.                                                            52,216              70,915
Vision Group Holdings, Ltd.                                          10,354              35,073
Vision Systems, Ltd.                                                 61,645             183,018
Western Areas NL * (a)                                               30,734              92,945
WHK Group, Ltd.                                                      56,586              95,616
                                                                              -----------------
                                                                                     14,371,350

AUSTRIA - 0.34%
Intercell AG *                                                        5,499             119,588
Palfinger AG                                                            437              53,446
RHI AG * (a)                                                          2,744             125,898
Wienerberger Baustoffindustrie AG                                    10,801             576,058
                                                                              -----------------
                                                                                        874,990

BELGIUM - 0.78%
Barco N.V                                                             1,899             161,918
Bekaert SA                                                              500              57,981
CFE (CIE Francois D'enter) (a)                                           75              85,630
Compagnie Maritime Belge SA (a)                                       2,799             110,532
Deceuninck NV                                                         4,147             123,730
Duvel Moortgat SA                                                       873              45,206
Econocom Group                                                        5,040              41,771
Euronav NV (a)                                                        3,000              93,447
Exmar NV                                                              1,797              53,520
Icos Vision Systems NV *                                                922              36,434
Innogenetics *                                                        3,366              41,912
Ion Beam Applications *                                               2,557              64,898
Melexis NV                                                            4,995              91,605
Nord-Sumatra Investissements *                                           47              37,706
Omega Pharma SA                                                       5,762             398,845
Option NV * (a)                                                       3,580              49,609
Quick Restaurants SA                                                  2,405             119,434
Recticel SA                                                           3,266              42,572
SA D'Ieteren Trading NV                                                 569             191,121
Tessenderlo Chemie NV                                                 2,660             110,828
Van De Velde NV                                                         870              43,528
                                                                              -----------------
                                                                                      2,002,227

BERMUDA - 0.43%
Cafe de Coral Holdings, Ltd.                                         58,000             102,158
China Oriental Group Company, Ltd.                                  224,000              51,549
Digital China Holdings, Ltd.                                        141,000              52,933
Giordano International, Ltd.                                      1,113,708             564,146
South China Morning Post, Ltd.                                      146,000              51,431
Texwinca Holdings, Ltd.                                             423,961             286,160
                                                                              -----------------
                                                                                      1,108,377

BRAZIL - 1.73%
Aracruz Celulose SA, ADR (a)                                         72,543           4,414,967

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (continued)

CANADA - 3.79%
Aastra Technologies, Ltd. *                                           4,100   $         119,442
Agricore United                                                       5,400              50,624
Algoma Steel, Inc. *                                                  5,400             164,884
Angiotech Pharmaceuticals, Inc. *                                     3,200              28,065
ATS Automation Tooling Systems, Inc. *                                2,800              29,316
Ballard Power Systems, Inc. *                                        21,400             155,435
BPO Properties, Ltd.                                                  1,050              68,307
CAE, Inc.                                                            45,102             410,575
Calfrac Well Services, Ltd.                                           1,600              28,177
Canadian Western Bank                                                 5,517             224,479
Canam Group, Inc.                                                     2,400              19,535
Cardiome Pharma Corp. *                                              11,800             136,367
Cascades, Inc.                                                       17,950             218,291
Catalyst Paper Corp. *                                               43,000             120,559
CCL Industries, Inc.                                                  2,000              50,642
Centurion Energy International, Inc. *                                5,700              59,929
CHC Helicopter Corp.                                                  2,600              58,431
Cogeco Cable, Inc.                                                    1,500              39,558
Crystallex International Corp. *                                     34,200             128,248
Denison Mines, Inc. *                                                 3,200              80,494
Domtar, Inc. *                                                      113,788             816,510
Dorel Industries, Inc., Class B *                                     2,900              84,306
Dundee Corp., Class A *                                               1,300              59,274
Dundee Wealth Management, Inc.                                       21,542             232,907
Dynatec Corp. *                                                      24,600              43,969
Emergis, Inc. *                                                      20,420              93,928
EnerFlex Systems Income Fund                                         20,600             207,200
FirstService Corp. *                                                    900              21,606
Forzani Group, Ltd. *                                                 8,400             125,851
Galleon Energy, Inc. *                                                9,650             150,751
Garda World Security Corp. *                                          1,900              33,710
Golden Star Resources, Ltd. *                                        35,800             117,624
High River Gold Mines, Ltd. *                                        48,300             101,564
Imax Corp. *                                                          9,300              31,371
Intertape Polymer Group, Inc. *                                       9,300              45,712
Kingsway Financial Services, Inc.                                    15,200             328,811
Labopharm Inc. *                                                     12,200              71,510
Laurentian Bank of Canada                                             6,400             165,979
Leon's Furniture, Ltd.                                                  811              35,997
Linamar Corp.                                                        39,306             469,048
LionOre Mining International, Ltd. *                                 44,138             455,553
Martinrea International, Inc. *                                      14,200             139,966
MEGA Brands, Inc. *                                                   2,100              47,562
Miramar Mining Corp. *                                               22,700             118,338
MOSAID Technologies, Inc.                                             1,600              38,887
North American Palladium, Ltd. *                                     10,150              91,865
Northern Orion Resources, Inc. *                                     37,700             150,622
Open Text Corp. *                                                    71,989           1,356,081
Pason Systems, Inc.                                                   1,500              19,976
Patheon, Inc. *                                                      21,400             112,873
Petrobank Energy & Resources, Ltd. *                                 12,700             206,075
QLT, Inc. *                                                          24,600             209,930

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Quebecor World, Inc.                                                 21,545   $         251,061
Reitman's Canada, Ltd., Class A                                         400               7,745
Saskatchewan Wheat Pool *                                            20,300             135,885
ShawCor, Ltd.                                                         2,500              54,650
Sierra Wireless, Inc. *                                               6,250              75,568
Sino-Forest Corp. *                                                  21,500             128,094
Stantec, Inc. *                                                      10,100             208,840
Tanzanian Royalty Exploration Corp. *                                17,900             127,504
Tesco Corp. *                                                         7,300             125,872
Tundra Semiconductor Corp. *                                          2,300              24,424
Uni-Select, Inc.                                                      4,200             108,188
Zarlink Semiconductor, Inc. *                                        33,700              66,730
                                                                              -----------------
                                                                                      9,691,275

CHINA - 0.02%
Solomon Systech International, Ltd.                                 320,000              49,369

DENMARK - 1.27%
Alm. Brand Skadesforsikring A/S *                                     3,700             234,327
Amagerbanken A/S                                                      1,350              93,183
AS Det Ostasiatiske Kompagni                                          4,300             252,437
Bang & Olufsen AS - B Series (a)                                      2,100             255,159
Bavarian Nordic A/S *                                                 1,050              97,693
Capinordic AS * (a)                                                   9,300              47,648
D.S. Norden A/S                                                          75              63,510
Dalhoff Larsen & Horneman A/S                                         2,500              46,031
DFDS A/S                                                                550              67,610
DiBa Bank A/S                                                           110              36,985
EDB Gruppen                                                             700              29,887
Fionia Bank A/S                                                         125              36,047
Fluegger A/S                                                            300              36,078
Forstaedernes Bank A/S                                                  700             101,864
Genmab AS * (a)                                                       5,200             251,156
IC Companys A/S (a)                                                   1,800             111,115
NeuroSearch A/S *                                                     3,550             125,360
Nordjyske Bank A/S                                                    1,190              40,223
Parken Sport & Entertainment AS *                                       450             113,116
Pharmexa A/S *                                                       10,600              31,114
Ringkjoebing Landbobank A/S (a)                                         535             104,693
Roskilde Bank                                                           450              52,035
Royal UNIBREW A/S                                                       875             102,736
Satair A/S                                                            1,000              45,186
Schouw & Company                                                      2,450             157,778
SimCorp. A/S                                                          1,150             252,046
Sjaelso Gruppen A/S                                                      85              28,549
Spar Nord Bank AS                                                    12,250             287,661
TK Development Corp. *                                                6,500              97,711
Vestjysk Bank A/S                                                       700              38,355
                                                                              -----------------
                                                                                      3,237,293

FINLAND - 1.73%
Aldata Solution Oyj *                                                13,900              30,413
Amer Sports Oyj (a)                                                  41,993             958,893
Aspo Oyj                                                              4,950              43,191

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINLAND (CONTINUED)
eQ Oyj                                                                3,000   $          16,549
Finnair Oyj                                                             400               6,333
Finnlines Oyj                                                         6,400             136,721
F-Secure Oyj                                                         13,850              40,588
Hk-Ruokatalo Oyj                                                      3,420              63,038
Huhtamaki Oyj (a)                                                    45,417             852,789
KCI Konecranes Oyj (a)                                               51,234           1,303,747
Kemira OYJ                                                            5,177             109,153
Lassila & Tikanoja Oyj                                                2,695              69,866
Lemminkainen Oyj                                                      2,350             109,068
Nokian Renkaat Oyj (a)                                               10,506             217,749
Olvi Oyj                                                              2,000              51,053
Poyry Oyj                                                             7,200              98,722
Ramirent Oyj                                                          1,600              86,989
Stockmann Oyj Abp (a)                                                 1,150              55,814
Uponor Oyj                                                            3,000              98,101
Vaisala Oyj                                                           1,800              73,970
                                                                              -----------------
                                                                                      4,422,747

FRANCE - 3.56%
Ales Groupe                                                           1,081              24,655
Alten *                                                               3,914             126,277
Altran Technologies SA * (a)                                         16,346             149,345
April Group                                                           2,848             131,727
Archos *                                                              1,721              80,514
Assystem                                                              4,109              76,882
Audika                                                                1,625              40,619
Avanquest Software *                                                  1,218              25,277
Bacou Dalloz                                                          1,599             202,812
Beneteau SA                                                           2,321             247,452
Bonduelle S.C.A. (a)                                                    961             121,253
Bongrain SA                                                             588              54,580
Bull SA * (a)                                                        11,140              68,838
Canal Plus                                                           16,823             172,888
Carbone Lorraine                                                      2,556             146,659
Cegid                                                                 1,808              85,015
CFF Recycling                                                         3,722             137,209
Club Mediterranee * (a)                                               2,334             132,466
Compagnie Plastic-Omnium SA                                           3,169             156,324
Delachaux SA                                                          1,765             120,301
Electricite de Strasbourg                                             1,094             251,116
Etam Developpement SA                                                 1,713             159,234
Faurecia * (a)                                                        1,503             102,642
Fleury Michon SA                                                        344              20,299
Foncia Groupe                                                         1,152              56,216
Generale de Sante (a)                                                 7,088             289,491
Geodis                                                                  799             150,451
GFI Informatique                                                      9,954              79,197
GL Events                                                             1,835              83,949
Groupe Crit                                                           1,884              83,318
Groupe Go Sport *                                                       364              30,892
Groupe Open *                                                         2,447              43,189

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (continued)

FRANCE (CONTINUED)
Groupe Steria SCA (a)                                                 2,803   $         169,008
Guerbet                                                                 558              99,299
Guyenne et Gascogne SA                                                1,445             195,638
IMS-Intl Metal Service                                                1,512              41,182
Ingenico *                                                            4,381             110,495
IPSOS                                                                 1,456              52,902
Kaufman & Broad SA                                                    2,353             140,409
Lafuma SA                                                               416              30,671
Laurent-Perrier                                                       1,018             105,699
Lectra                                                                6,134              43,761
LISI                                                                    610              44,853
LVL Medical Groupe SA *                                               3,125              51,633
Maisons France Confort                                                  709              51,850
Manitou BF SA                                                         3,693             175,757
Manutan (Societe)                                                     1,304              76,983
Mr Bricolage                                                          1,756              40,633
Nexans SA                                                             4,405             471,389
Nexity                                                                1,600             108,206
Norbert Dentressangle                                                 1,107              97,985
Orpea *                                                               2,098             181,112
Penauille Polyservices * (a)                                          2,528              40,227
Petit Forestier                                                         643              49,283
Pierre & Vacances                                                     1,327             167,608
Pinguely-Haulotte                                                     1,656              42,447
Provimi SA                                                            2,418             112,224
Radiall SA                                                              349              42,577
Rallye SA (a)                                                         5,515             310,298
Remy Cointreau SA                                                       933              56,194
Robertet SA                                                             258              41,089
Rubis                                                                 1,582             130,274
SEB SA (a)                                                            1,821             258,377
Silicon-On-Insulator Technologies *                                  10,465             351,369
Sopra Group SA                                                        2,126             161,539
Spir Communication                                                      493              74,788
SR Teleperformance (a)                                                8,451             325,435
Stallergenes                                                          2,320             102,138
STEF-TFE                                                                799              43,652
Sucriere de Pithiviers-Le-Vieil                                          73              75,360
Synergie SA                                                             816              35,059
Tessi SA                                                                206              13,142
Theolia SA *                                                          3,605              60,472
Toupargel-Agrigel                                                       936              50,752
Trigano SA                                                            2,853             134,456
Ubi Soft Entertainment SA * (a)                                       2,883             181,593
Union Financiere de France BQE SA                                       725              45,954
Viel et Compagnie                                                     7,076              45,790
Vilmorin et Compagnie                                                   901              74,076
Virbac SA                                                             1,389              82,885
Vranken - Pommery Monopole                                              721              46,800
                                                                              -----------------
                                                                                      9,096,410

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GERMANY - 3.89%
Aareal Bank AG * (a)                                                  5,955   $         238,794
Adlink Internet Media AG *                                            4,151              84,053
ADVA AG Optical Networking * (a)                                      4,237              42,532
Aixtron AG *                                                         20,549              86,652
Augusta Technologie AG *                                              2,266              35,157
AWD Holding AG (a)                                                    4,069             167,644
Baader Wertpapierhandelsbank AG                                      12,358              63,911
Balda AG (a)                                                          3,189              27,402
Beate Uhse AG                                                         5,482              30,531
Bechtle AG                                                            3,518              90,269
Bilfinger Berger AG                                                   2,926             181,236
Biotest AG                                                            1,095              40,511
Boewe Systec AG (a)                                                   1,342              85,419
CENTROTEC Sustainable AG *                                            1,081              35,837
Comdirect Bank AG                                                     8,396              98,977
Conergy AG (a)                                                        1,100              61,964
CTS Eventim AG                                                        2,979             102,708
Curanum AG                                                            4,385              40,703
D & S Europe AG *                                                     7,043              67,617
Deutz AG *                                                           13,899             182,465
Douglas Holding AG                                                    8,523             423,031
Drillisch AG *                                                        6,749              49,222
Duerr AG *                                                            2,766              75,558
DVB Bank AG                                                              11               2,961
EM.TV AG * (a)                                                        9,200              44,407
Epcos AG (a)                                                         17,467             316,163
Escada AG *                                                           2,739              87,169
Evotec AG * (a)                                                       8,820              35,672
Fielmann AG (a)                                                       1,902             103,938
Fuchs Petrolub AG                                                     1,810             126,656
Gerry Weber International AG (a)                                      3,420              75,283
Gesco AG                                                                829              43,631
GFK AG                                                                2,880             129,847
GPC Biotech AG * (a)                                                  5,604             117,264
Grenkeleasing AG (a)                                                  1,687              73,151
Hawesko Holding AG                                                    1,432              39,098
Indus Holding AG                                                      2,245              86,005
IWKA AG * (a)                                                         6,306             146,002
Jenoptik AG * (a)                                                    20,577             207,102
Kloeckner-Werke AG (a)                                               12,754             191,956
Kontron AG (a)                                                        7,100             102,435
Krones AG (a)                                                         1,956             258,079
KSB AG *                                                                139              55,296
KWS Saat AG                                                             415              41,681
Leoni AG                                                              6,550             275,074
Mania Technologie AG *                                                6,080              27,009
MasterFlex AG                                                         1,234              37,750
Mediclin AG *                                                         8,648              47,591
Medion AG (a)                                                         5,908              63,850
Mobilcom AG * (a)                                                    10,782             297,102
Morphosys AG *                                                          835              49,826
MTU Aero Engines Holding AG                                           6,500             264,613

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
MVV Energie AG                                                        7,457   $         245,231
Nemetschek AG                                                         1,701              47,368
Norddeutsche Affinerie AG (a)                                        10,201             287,991
Nordex AG *                                                           3,448              57,839
Pfeiffer Vacuum Technology AG                                         2,709             211,046
Pfleiderer AG (a)                                                     5,794             147,363
Qiagen AG *                                                          23,319             341,690
QSC AG * (a)                                                         22,823             157,375
R Stahl AG                                                            1,092              45,975
Rational AG (a)                                                         513              85,754
REpower Systems AG * (a)                                              2,195             200,575
Rhoen-Klinikum AG (a)                                                 3,519             157,770
Sartorius AG                                                            997              50,239
SGL Carbon AG *                                                      12,140             280,432
SHB Stuttgarter Finanz- und Beteiligungs AG                             951              42,876
Singulus Technologies * (a)                                           6,859             101,050
Sixt AG (a)                                                           2,811             158,234
Software AG                                                           5,638             406,635
Strabag AG                                                              320              54,315
Suess MicroTec AG *                                                   4,728              44,514
Takkt AG                                                              4,283              72,129
Techem AG (a)                                                         3,577             258,319
Vossloh AG                                                            7,123             468,022
Wincor Nixdorf AG                                                     1,125             161,607
Wire Card AG *                                                       12,980             116,698
Wuerttembergische Lebensversicherung AG                               1,865              91,504
                                                                              -----------------
                                                                                      9,951,355

GREECE - 1.17%
Aspis Bank SA *                                                      10,270              56,653
Astir Palace Hotel SA *                                               6,080              47,891
Athens Medical Center SA                                              8,110              49,900
Attica Holdings SA                                                   16,150              84,806
Autohellas SA                                                         8,930              55,656
Bank of Attica *                                                      5,325              37,424
Bank of Greece                                                        1,980             246,017
Blue Star Maritime SA                                                12,260              47,472
C. Rokas SA                                                           3,530              90,623
Delta Holdings SA                                                     5,900             108,436
Ethniki General Insurance Company, Inc. *                            10,740              77,760
Forthnet SA *                                                         3,580              48,802
Fourlis SA                                                            2,950              55,157
Frigoglass SA                                                         5,740             128,026
GEK Group of Companies, SA                                            4,450              42,369
Geniki Bank *                                                         7,120              83,652
Halcor SA                                                            19,210              97,818
Hellenic Technodomiki Tev SA                                         25,060             273,822
Heracles General Cement Company                                       4,800              95,603
Iaso SA                                                              11,020             101,122
Intracom SA *                                                        20,200             142,503
J&P-Avax SA                                                          12,040              95,794
Lamda Detergent SA                                                    6,403              47,718

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Maritime Company of Lesvos *                                         23,670   $          36,096
Metka SA                                                              4,120              49,388
Michaniki SA                                                         17,800              90,638
Minoan Lines Shipping SA *                                           16,450              89,435
Mytilineos Holdings SA                                                3,990             130,051
Neochimiki Lv Lavrentiadis                                            2,640              47,611
Pantechniki SA                                                        9,420              45,469
S&B Industrial Minerals SA                                            3,540              42,248
Sarantis SA                                                           3,820              40,220
Terna SA                                                              6,110              85,883
Viohalco SA                                                          18,430             214,575
                                                                              -----------------
                                                                                      2,986,638

HONG KONG - 2.28%
Allied Group, Ltd.                                                   34,000              96,167
Allied Properties HK, Ltd.                                           56,000              71,997
Asia Financial Holdings, Ltd.                                        98,000              39,814
Asia Satellite Telecom Holdings Company, Ltd.                       331,720             613,274
Asia Standard International Group                                 1,533,333              35,681
Champion Technology Holdings, Ltd.                                  248,000              42,725
Chen Hsong Holdings                                                  74,000              42,812
Chevalier International Holdings, Ltd.                               32,000              35,998
China Aerospace International Holdings, Ltd. *                      509,400              39,950
China Gas Holdings, Ltd.                                            248,000              43,681
China Green Holdings, Ltd.                                           93,000              43,761
China Insurance International Holdings
   Company, Ltd. *                                                  132,000             141,705
China Metal International Holdings, Inc.                            108,000              37,490
China Pharmaceutical Group, Ltd. *                                  346,000              54,270
China Rare Earth Holdings, Ltd.                                     212,000              35,978
China Resources Logic, Ltd.                                         390,000              38,608
China Solar Energy Holdings, Ltd. *                                 540,000              45,126
Chinese People Gas Holdings Company, Ltd. *                         654,000              36,996
Chow Sang Sang Holdings                                             108,000              53,180
CITIC 21CN Company, Ltd. *                                          296,000              35,011
CITIC Resources Holdings, Ltd. *                                    364,000              89,852
Clear Media, Ltd. *                                                  37,000              45,191
COFCO International, Ltd.                                           106,000              92,806
Comba Telecom Systems Holdings, Ltd.                                160,000              63,768
Cosco International Holdings, Ltd.                                  176,000              67,430
Dickson Concepts International, Ltd.                                 37,000              38,769
EganaGoldpfeil Holdings, Ltd.                                       130,000              64,514
Emperor Entertainment Hotel, Ltd.                                   165,000              30,335
Far East Consortium International, Ltd.                             178,201              78,583
Fong's Industries Company, Ltd.                                      66,000              46,669
FU JI Food & Catering Services Holdings, Ltd.                        45,000             104,138
Fubon Bank (Hong Kong), Ltd.                                        110,000              48,366
Fushan International Energy Group, Ltd. *                            84,000              10,799
Global Bio-Chem Technology Group Company                            236,000              77,067
Glorious Sun Enterprises, Ltd.                                       88,000              39,711
Golden Resorts Group, Ltd.                                          100,000              23,913
GZI Transportation, Ltd.                                            100,000              48,212
Harbour Centre Development, Ltd.                                     25,000              40,177

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Heng Tai Consumables Group, Ltd.                                    325,000   $          38,441
HKR International, Ltd.                                             135,200              68,311
Hongkong Chinese, Ltd.                                              298,000              40,228
Hung Hing Printing Group, Ltd.                                      134,216              73,508
Hutchison Harbour Ring, Ltd.                                        494,000              35,566
I-CABLE Communications, Ltd.                                        179,000              37,051
Imagi International Holdings, Ltd. *                                140,000              58,317
Integrated Distribution Services Group, Ltd.                         24,000              43,753
K Wah International Holdings, Ltd.                                  210,937              69,696
Kingway Brewery Holdings, Ltd.                                      106,000              41,701
Kowloon Development Company, Ltd.                                     8,000              15,819
Lai Sun Development *                                             1,283,000              54,433
Li Ning Company, Ltd.                                                99,000             131,353
Liu Chong Hing Bank, Ltd.                                            43,000              94,534
Liu Chong Hing Investment                                            40,000              46,386
Lung Kee (Bermuda) Holdings                                          76,000              39,866
Midland Holdings, Ltd.                                               98,000              55,815
Mingyuan Medicare Development
   Company, Ltd.                                                    430,000              41,462
Minmetals Resources, Ltd. *                                         140,000              42,478
Nan Hai Corp., Ltd. *                                             6,250,000              45,801
Neo-China Group Holdings, Ltd.                                      420,000              61,557
Next Media, Ltd.                                                    150,000              60,554
Oriental Press Group                                                202,000              34,540
Pacific Andes International Holdings                                198,000              39,711
Pacific Basin Shipping, Ltd.                                        173,000             108,540
Pacific Century Premium Developments, Ltd.                          195,000              55,155
Peace Mark Holdings, Ltd.                                            90,000              61,210
Pico Far East Holdings, Ltd.                                        200,000              42,684
Playmates Holdings, Ltd.                                            384,000              41,470
Ports Design, Ltd.                                                   52,000             108,303
Prime Success International Group                                   122,000             101,639
Public Financial Holdings, Ltd.                                      52,000              41,717
PYI Corp., Ltd.                                                     163,016              61,198
Regal Hotels International Holdings, Ltd.                           838,000              85,113
Road King Infrastructure, Ltd.                                       56,000              84,092
SA SA International Holdings, Ltd.                                  112,000              40,174
Shanghai Real Estate, Ltd.                                          222,000              69,070
Shell Electric Manufacturing Company                                102,000              38,948
Shenzhen International Holdings                                   1,002,500              60,577
Shougang Concord International Enterprises
   Company, Ltd.                                                    528,000              39,372
Shui On Construction and Materials, Ltd.                             22,000              48,762
Silver Grant International                                          182,000              50,776
Singamas Container Holdings, Ltd.                                    60,000              27,693
Sino-I Technology, Ltd. *                                         2,940,000              36,286
Sinolink Worldwide Holdings                                         262,000              58,610
Sinopec Kantons Holdings, Ltd.                                      122,000              30,272
Symphony Holdings, Ltd.                                             296,000              36,153
TAI Cheung Holdings                                                  76,000              43,578
TCL Multimedia Technology Holdings, Ltd. *                          390,000              31,087
Tian An China Investment *                                          120,000              93,493

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Tianjin Development Holdings                                         68,000   $          45,461
Titan Petrochemicals Group, Ltd.                                    600,000              42,427
Top Form International Ltd.                                         226,000              49,976
Truly International Holdings                                         34,000              34,533
Varitronix International, Ltd.                                       68,000              39,516
Victory City International Holdings                                 131,278              45,232
Vision Grande Group Holdings, Ltd. *                                 54,000              42,211
Vitasoy International Holdings, Ltd.                                114,000              45,435
Wai Kee Holdings, Ltd.                                              130,000              46,798
Wing On Company International, Ltd.                                   7,000              10,601
Yip's Chemical Holdings, Ltd.                                       112,000              49,678
                                                                              -----------------
                                                                                      5,813,245

HUNGARY - 0.08%
EGIS Nyrt.                                                              672              90,423
Tiszai Vegyi Kombinat Nyrt.                                           4,033             110,622
                                                                              -----------------
                                                                                        201,045

INDIA - 0.64%
Alfa-Laval India, Ltd.                                                1,000              18,835
Alstom Projects India, Ltd.                                           7,858              75,276
Apollo Hospitals Enterprise, Ltd.                                     5,933              59,855
Arvind Mills, Ltd.                                                   26,946              32,293
Asahi India Glass, Ltd.                                              18,745              56,004
Ballarpur Industries, Ltd.                                           19,133              48,862
Birla Corp., Ltd.                                                     9,028              74,491
Britannia Industries, Ltd.                                            2,171              54,713
Chambal Fertilizers & Chemicals, Ltd.                                48,772              38,875
Federal Bank, Ltd.                                                   10,024              48,558
GHCL, Ltd.                                                           11,147              43,951
GlaxoSmithKline Consumer Healthcare, Ltd.                             3,819              47,095
Gujarat State Fertilisers & Chemicals, Ltd.                          10,141              41,610
Hexaware Technologies, Ltd.                                          15,457              62,521
Himachal Futuristic Communications, Ltd. *                          101,529              54,748
Hinduja TMT, Ltd.                                                     4,797              64,862
Honeywell Automation India, Ltd.                                        200               6,821
Jindal Saw, Ltd.                                                      2,500              22,590
Jindal Stainless, Ltd.                                               15,539              41,948
LIC Housing Finance, Ltd.                                            10,789              41,934
Marico, Ltd.                                                          6,801              79,645
Mastek, Ltd.                                                          5,221              37,109
Monsanto India, Ltd.                                                    800              26,116
Moser Baer India, Ltd.                                               18,974             112,866
Motherson Sumi Systems, Ltd.                                          4,678              10,699
MRF, Ltd.                                                               399              40,929
Nirma, Ltd.                                                           2,000              16,505
Pfizer, Inc.                                                          2,055              35,571
Punjab Tractors, Ltd.                                                10,339              55,821
Radico Khaitan, Ltd.                                                 12,061              43,282
Raymond, Ltd.                                                         8,125              79,355
Shriram Transport Finance Company, Ltd.                              15,921              49,976
SKF India, Ltd.                                                       6,184              42,082
SRF, Ltd.                                                             7,561              35,050

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INDIA (CONTINUED)
Vardhman Textiles, Ltd.                                               6,770   $          39,808
                                                                              -----------------
                                                                                      1,640,656

INDONESIA - 0.39%
Bakrie and Brothers Tbk PT *                                      2,361,500              33,496
Bank Niaga Tbk PT                                                   749,500              81,779
Bank Pan Indonesia Tbk PT *                                       2,976,000             175,345
Berlian Laju Tanker Tbk PT                                          781,000             148,275
Bimantara Citra Tbk PT                                              331,500             133,830
Citra Marga Nusaphala Persada Tbk PT                              1,439,500             168,060
Indofood Sukses Makmur Tbk PT                                       687,500             105,019
Lippo Karawaci Tbk PT *                                             431,000              47,497
Ramayana Lestari Sentosa Tbk PT                                     475,500              43,062
Tempo Scan Pacific Tbk PT                                           540,000              45,957
                                                                              -----------------
                                                                                        982,320

IRELAND - 0.99%
Abbey PLC                                                             6,015              82,155
DCC PLC- London                                                       1,967              60,670
DCC PLC                                                              17,641             538,036
Dragon Oil PLC *                                                     34,938             123,700
FBD Holdings PLC - Dublin                                             3,299             177,960
FBD Holdings PLC - London                                             1,517              81,833
Greencore Group PLC - Dublin                                         44,368             243,575
Iaws Group PLC, ADR                                                  18,171             447,456
IFG Group PLC                                                        17,394              46,823
Independent News & Media PLC                                         42,581             153,584
Irish Continental Group PLC *                                         2,933              49,978
Irish Continental Group PLC *                                         2,896              50,922
Kenmare Resources PLC *                                              66,301              55,389
McInerney Holdings PLC                                                5,541              96,915
Paddy Power PLC                                                       7,635             159,155
United Drug PLC                                                      34,029             161,544
                                                                              -----------------
                                                                                      2,529,695

ISRAEL - 0.75%
AudioCodes, Ltd. *                                                    3,202              30,112
Azorim-Investment Development &
   Construction Company, Ltd.                                         2,942              46,090
Blue Square-Israel, Ltd.                                              3,465              50,840
Delek Drilling LP                                                    48,000              23,861
Direct Insurance Financial Investments, Ltd. *                       11,285              51,970
Electra (Israel), Ltd. *                                                392              59,228
Elron Electronic Industries *                                         3,817              47,833
FMS Enterprise Migun, Ltd.                                            2,215              63,995
Formula Systems, Ltd. *                                               3,301              41,678
Frutarom                                                              6,800              60,336
Israel Salt Industries, Ltd.                                          6,825              46,365
Ituran Location and Control, Ltd.                                     2,562              41,467
Orbotech, Ltd. *                                                     45,156           1,153,736
Scailex Corp., Ltd. *                                                 1,610              12,666
Super-Sol, Ltd. *                                                    13,963              52,075
Tadiran Communications Industries, Ltd.                               2,432              95,868

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
Union Bank of Israel *                                                7,661   $          37,867
                                                                              -----------------
                                                                                      1,915,987

ITALY - 2.30%
Actelios SpA *                                                        8,203              97,354
Amplifon SpA                                                         31,967             249,676
Astaldi SpA (a)                                                      11,817              88,927
Azimut Holding SpA (a)                                               11,000             141,052
Banca Intermobiliare SpA                                             17,737             194,982
Banca Popolare dell'Etruria e del Lazio Scrl                         11,446             235,714
Banca Profilo SpA                                                    11,108              35,499
Banco di Desio e della Brianza SpA                                   11,958             118,610
Biesse SpA                                                            3,083              61,609
Bonifica Ferraresi e Imprese Agricole SpA                               918              47,402
Brembo SpA                                                           12,719             152,047
Caltagirone Editore SpA (a)                                           9,281              78,581
Caltagirone SpA                                                       6,678              72,171
Cementir SpA                                                         24,008             211,231
Credito Artigiano SpA                                                21,622             105,011
Credito Bergamasco SpA                                                1,294              52,936
Cremonini SpA                                                         9,400              29,885
Danieli & Company SpA                                                 7,817             110,913
De Longhi SpA                                                        23,047             137,832
Digital Multimedia Technologies SpA *                                 2,000             145,468
Esprinet SpA                                                          4,770              88,933
Gemina SpA * (a)                                                     37,070             157,056
Gewiss SpA                                                            4,550              35,719
GranitiFiandre SpA                                                    7,189              76,550
Gruppo Editoriale L'Espresso SpA (a)                                 30,704             165,100
IMMSI SpA                                                            42,868             124,207
Impregilo SpA *                                                      70,148             380,684
Indesit Company SpA (a)                                               7,439             114,921
Industria Macchine Automatiche SpA                                    5,896              86,002
Interpump SpA                                                        16,266             142,575
Iride SpA                                                            49,082             164,340
Mariella Burani SpA                                                   3,142              80,913
Meliorbanca SpA                                                      17,273              85,664
Mirato SpA                                                            3,489              38,863
Navigazione Montanari SpA                                            17,762              91,269
Permasteelisa SpA                                                     4,223              82,879
Piccolo Credito Valtellinese Scarl                                   13,365             234,825
Premafin Finanziaria SpA                                             50,691             153,595
Recordati SpA (a)                                                    13,404              99,981
Risanamento SpA                                                      13,318             117,176
SAES Getters SpA                                                      2,559              96,507
Societa Partecipazioni Finanziarie SpA *                            121,974             122,763
Socotherm SpA (a)                                                     2,703              44,087
Sogefi SpA (a)                                                        6,285              46,505
Sol SpA                                                              10,699              68,525
Stefanel                                                              8,571              36,938
Targetti Sankey SpA                                                   4,115              31,594
Telecom Italia Media SpA (a)                                        308,257             150,221

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Tiscali SpA * (a)                                                    57,429   $         186,006
Trevi Finanziaria SpA (a)                                             5,462              67,359
Vianini Lavori SpA                                                    2,862              35,921
Vittoria Assicurazioni SpA                                            5,949              95,611
                                                                              -----------------
                                                                                      5,870,189

JAPAN - 21.77%
A&A Material Corp. * (a)                                             19,000              28,773
ABILIT Corp. (a)                                                      3,000              11,864
Achilles Corp.                                                       29,000              49,688
ADEKA Corp.                                                           5,000              48,936
Aderans Company, Ltd. (a)                                             6,100             146,218
Advan Company, Ltd. (a)                                               2,200              26,748
Advanex, Inc.                                                        12,000              25,857
Aeon Delight Company, Ltd.                                            2,000              40,758
Aeon Fantasy Company, Ltd.                                            1,400              51,246
Ahresty Corp.                                                         1,800              56,854
Aica Kogyo Company, Ltd.                                              6,000              79,180
Aichi Corp.                                                          10,600             110,348
Aichi Machine Industry Company, Ltd. (a)                             12,000              31,672
Aichi Tokei Denki Company, Ltd.                                      10,000              27,086
Aigan Company, Ltd.                                                   4,600              35,547
Aiphone Company, Ltd.                                                 2,800              51,973
Airport Facilities Company, Ltd.                                      7,000              39,616
Aisan Industry Company, Ltd.                                          9,300             105,828
Akebono Brake Industry Company, Ltd. (a)                             17,000             156,819
Akindo Sushiro Company, Ltd.                                          1,000              22,369
Akita Bank, Ltd. (a)                                                 27,000             126,869
Aloka Company, Ltd.                                                   5,000              47,291
Alpha Corp.                                                           1,000              24,706
Alpha Systems, Inc. * (a)                                             1,700              50,459
Alpine Electronics, Inc.                                              7,400             110,910
Alps Logistics Company, Ltd.                                          2,000              38,075
Amano Corp. (a)                                                      10,000             123,572
Amuse, Inc.                                                           2,000              27,207
Ando Corp. (a)                                                       14,000              28,228
Anest Iwata Corp.                                                     6,000              33,593
Anritsu Corp. (a)                                                    20,000             111,284
AOI Electronic Company, Ltd.                                          1,700              39,720
AOKI Holdings, Inc.                                                   4,800              90,758
Aomori Bank, Ltd.                                                    29,000             120,959
Arakawa Chemical Industries, Ltd.                                     3,500              37,132
Araya Industrial Company, Ltd.                                       14,000              30,530
Ariake Japan Company, Ltd.                                            2,500              54,084
Arisawa Manufacturing Company, Ltd. (a)                               8,200              92,246
Aronkasei Company, Ltd.                                               7,000              32,589
Art Corp. (a)                                                         2,000              62,478
As One Corp.                                                          1,800              45,872
Asahi Diamond Industrial Company, Ltd. (a)                           12,000              83,904
Asahi Kogyosha Company, Ltd.                                          8,000              25,822
Asahi Organic Chemicals
   Industry Company, Ltd.                                            20,000              79,958
Asahi Pretec Corp. (a)                                                5,100             105,919

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Asahi Soft Drinks Company, Ltd. (a)                                   5,000   $          69,964
Asahi TEC Corp. *                                                    15,000              42,965
Asanuma Corp.                                                        17,000              28,539
Ashimori Industry Company, Ltd.                                      13,000              27,561
Asia Securities Printing Company, Ltd.                                4,000              34,891
ASKA Pharmaceutical Company, Ltd.                                     5,000              41,061
Asunaro Aoki Construction Company, Ltd. (a)                          11,000              60,826
Atsugi Company, Ltd. (a)                                             27,000              39,486
Aucnet, Inc.                                                          2,700              43,154
Avex Group Holdings, Inc. (a)                                         3,600              59,283
Azel Corp. *                                                         17,000              31,040
Bando Chemical Industries, Ltd.                                      10,000              43,873
Bank of Ikeda, Ltd. (a)                                               3,300             164,772
Bank of Iwate, Ltd.                                                   3,200             184,701
Bank of Okinawa, Ltd.                                                 3,200             136,795
Bank of Saga, Ltd.                                                   33,000             122,793
Bank of the Ryukyus, Ltd. *                                           5,500              98,044
Belluna Company, Ltd. (a)                                             3,400              53,577
Best Denki Company, Ltd.                                              7,000              35,739
Bookoff Corp. (a)                                                     3,000              58,541
BSL Corp.                                                            27,000              22,430
Bunka Shutter Company, Ltd.                                           7,000              40,222
C.I. Kasei Company, Ltd.                                              4,000              14,296
Cabin Company, Ltd.                                                   3,342              12,898
CAC Corp.                                                             3,400              30,010
Calpis Company, Ltd.                                                  9,000              74,065
Canon Electronics, Inc. (a)                                           3,000             130,322
Canon Finetech, Inc.                                                  6,000             115,005
Capcom Company, Ltd. (a)                                              5,300              94,250
Cawachi, Ltd. (a)                                                     3,000              83,593
Cecile Company, Ltd. * (a)                                            6,400              18,165
Central Finance Company, Ltd.                                        13,000              59,960
Central Glass Company, Ltd.                                           7,000              40,706
Century Leasing System, Inc.                                          7,600             119,104
CFS Corp.                                                             6,000              33,178
Chiba Kogyo Bank, Ltd. *                                              5,800              89,590
Chino Corp.                                                          11,000              34,173
Chiyoda Company, Ltd.                                                 3,800              77,111
Chori Company, Ltd. * (a)                                            19,000              31,732
Chudenko Corp. (a)                                                    5,600              86,549
Chuetsu Pulp & Paper Company, Ltd.                                   15,000              29,725
Chugai Mining Company, Ltd. (a)                                      34,900              32,617
Chugai Ro Company, Ltd. (a)                                           9,000              32,477
Chugoku Marine Paints, Ltd.                                           7,000              48,702
Chukyo Bank, Ltd.                                                    49,000             146,712
Chuo Gyorui Company, Ltd.                                            12,000              37,799
Chuo Spring Company, Ltd. (a)                                         9,000              41,589
CKD Corp. (a)                                                         8,000              76,497
Clarion Company, Ltd. * (a)                                          52,000             102,596
Cleanup Corp. (a)                                                     5,000              38,075
CMK Corp. (a)                                                         8,000              81,828
Coca-Cola Central Japan Company, Ltd. (a)                                15             116,303

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Colowide Company, Ltd. (a)                                            5,500   $          31,460
Columbia Music Entertainment, Inc. * (a)                             29,000              26,350
Commuture Corp.                                                       4,000              31,914
Computer Engineering & Consulting, Ltd.                               2,900              35,635
Corona Corp.                                                          4,900              90,741
Cosel Company, Ltd. (a)                                               5,600              96,386
Cosmo Securities Company, Ltd. (a)                                   22,000              38,647
Cross Plus, Inc.                                                      2,000              48,719
Cybozu, Inc. (a)                                                         45              32,827
D&M Holdings, Inc.                                                   12,000              43,302
D.G. Roland Corp.                                                     1,700              52,224
Dai Nippon Toryo Company, Ltd.                                       22,000              33,506
Dai-Dan Company, Ltd.                                                 6,000              32,139
Daido Kogyo Company, Ltd. *                                          11,000              29,508
Daido Metal Company, Ltd. (a)                                         5,000              34,787
Daidoh, Ltd.                                                          4,000              48,114
Daihen Corp.                                                         20,000              97,958
Daiho Corp.                                                          14,000              28,591
Daiichi Jitsugyo Company, Ltd.                                        7,000              32,165
Daiken Corp. (a)                                                     11,000              36,743
Daiko Clearing Services Corp. (a)                                     3,000              36,968
Daikoku Denki Company, Ltd. (a)                                       1,400              29,560
Daimei Telecom Engineering Corp.                                      8,000              76,151
Dainichi Company, Ltd.                                                3,800              37,060
Dainichiseika Color & Chemicals
   Manufacturing Company, Ltd.                                       15,000              77,103
Daio Paper Corp. (a)                                                  4,000              32,572
Daisan Bank, Ltd.                                                    30,000             103,842
Daiseki Company, Ltd.                                                 2,700              66,005
Daiso Company, Ltd.                                                  11,000              31,507
Daisyo Corp. (a)                                                      2,800              36,878
Daito Bank, Ltd.                                                     19,000              28,609
Daiwa Industries, Ltd.                                                4,000              24,922
Daiwa Seiko, Inc.                                                    18,000              38,006
Daiwabo Company, Ltd. (a)                                            24,000              86,604
Daiwabo Information System Company, Ltd.                              3,000              40,109
DC Company, Ltd. *                                                    8,000              36,345
DCM Japan Holdings Company, Ltd. (a)                                 19,520             216,551
Denki Kogyo Company, Ltd. (a)                                         8,000              71,928
Densei-Lambda KK (a)                                                  2,400              38,089
Denyo Company, Ltd.                                                   3,000              31,568
Descente, Ltd. (a)                                                   15,000              77,362
DIA Kensetsu Company, Ltd. * (a)                                     15,300              20,389
Dodwell BMS, Ltd. (a)                                                 5,900              41,968
Doshisha Company, Ltd. (a)                                            1,800              31,464
Doutor Coffee Company, Ltd. (a)                                       4,700              79,391
DTS Corp.                                                             2,400              88,681
Dydo Drinco, Inc. (a)                                                 3,300             137,643
Dynic Corp. *                                                        13,000              31,274
Eagle Industry Company, Ltd.                                          5,000              44,349
Ehime Bank, Ltd. (a)                                                 24,000             101,973
Eighteenth Bank, Ltd. (a)                                            30,000             152,129

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Eiken Chemical Company, Ltd.                                          4,000   $          40,325
Eizo Nanao Corp.                                                      2,900              72,776
Eneserve Corp. * (a)                                                  4,800              22,845
Enplas Corp. (a)                                                      4,400              66,708
Epson Toyocom Corp. (a)                                               7,000              52,215
ESPEC Corp. (a)                                                       3,000              41,900
F&A Aqua Holdings, Inc.                                               3,800              34,462
Fancl Corp. (a)                                                       9,400             131,288
FDK Corp. * (a)                                                      21,000              33,982
Foster Electric Company, Ltd. (a)                                     3,000              36,838
FP Corp. (a)                                                          2,900             106,655
France Bed Holdings Company, Ltd.                                    42,000              89,408
Fudo Construction Company, Ltd. *                                    27,000              21,729
Fuji Company, Ltd. (a)                                                5,700              92,041
Fuji Corp., Ltd.                                                      5,000              30,244
Fuji Kiko Company, Ltd. *                                            11,000              27,605
Fuji Kosan Company, Ltd. * (a)                                       21,000              25,805
Fuji Kyuko Company, Ltd. (a)                                         10,000              47,681
Fuji Oil Company, Ltd. (a)                                           12,400             103,870
Fuji Software ABC, Inc.                                               5,400             130,841
Fujibo Holdings, Inc. * (a)                                          15,000              34,787
Fujicco Company, Ltd.                                                 7,000              70,388
Fujikura Kasei Company, Ltd.                                          3,000              30,374
Fujikura Rubber, Ltd.                                                 5,000              33,489
Fujita Corp.                                                          5,400              19,579
Fujita Kanko, Inc. (a)                                                7,000              54,820
Fujitec Company, Ltd.                                                13,000              90,334
Fujitsu Access, Ltd. *                                                5,800              31,670
Fujitsu Business Systems, Ltd.                                        5,100              78,336
Fujitsu Devices, Inc.                                                 3,000              40,472
Fujitsu Frontech, Ltd.                                                4,000              32,122
Fujitsu General, Ltd. *                                              14,000              30,530
Fujiya Company, Ltd. (a)                                             19,000              37,651
Fukuda Corp.                                                          8,000              33,022
Fukui Bank, Ltd.                                                     41,000             141,208
Fukushima Bank, Ltd. (a)                                             25,000              32,667
Fukushima Industries Corp. *                                          3,000              35,774
Fukuyama Transporting Company, Ltd. (a)                              32,000             113,811
Funai Consulting Company, Ltd.                                        5,000              32,883
Furukawa Company, Ltd. (a)                                           50,000             119,851
Furusato Industries, Ltd.                                             2,000              25,857
Fuso Lexel, Inc.                                                      3,800              32,127
Fuso Pharmaceutical Industries, Ltd. (a)                             13,000              36,224
Futaba Corp. (a)                                                      5,900             137,850
Future System Consulting Corp. (a)                                       36              33,022
Fuyo General Lease Company, Ltd.                                      3,000             100,467
Gakken Company, Ltd.                                                 13,000              30,374
Gecoss Corp. (a)                                                      5,500              33,935
Gigas K's Denki Corp.                                                 4,600             126,584
GMO internet, Inc. * (a)                                              6,000              51,661
Godo Steel, Ltd. (a)                                                 11,000              54,733
Goldwin, Inc. (a)                                                    12,000              26,584

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Gourmet Kineya Company, Ltd.                                          5,000   $          40,023
GS Yuasa Corp.                                                       72,000             160,748
Gulliver International Company, Ltd. (a)                              1,130              97,100
Gun-Ei Chemical Industry Company, Ltd.                               11,000              28,842
H.I.S. Company, Ltd.                                                  3,700              89,330
Hakuto Company, Ltd.                                                  2,700              38,178
Hakuyosha Company, Ltd.                                               5,000              15,749
Hanwa Company, Ltd. (a)                                              49,000             181,906
Happinet Corp.                                                        1,600              26,445
Harashin Narus Holdings Company, Ltd.                                 3,000              36,630
Harima Chemicals, Inc.                                                5,000              32,840
Haruyama Trading Company, Ltd.                                        2,700              29,159
Hayashikane Sangyo Company, Ltd. * (a)                               28,000              35,376
Hazama Corp. (a)                                                     18,700              26,862
Heiwado Company, Ltd.                                                 9,000             155,530
Hibiya Engineering, Ltd.                                              6,000              50,363
Higashi-Nippon Bank, Ltd.                                            35,000             152,345
Hitachi Information Systems, Ltd.                                     8,500             180,945
Hitachi Kokusai Electric, Inc. (a)                                   11,000             129,266
Hitachi Medical Corp.                                                 6,000              64,278
Hitachi Plant Technologies, Ltd. (a)                                 25,000             133,480
Hitachi Software Engineering Company, Ltd.                              300               5,607
Hitachi Systems & Services, Ltd.                                      4,000              81,689
Hitachi Tool Engineering, Ltd.                                        4,000              53,652
Hitachi Transport System, Ltd. (a)                                   15,000             160,436
Hitachi Zosen Corp. *                                                87,500              90,862
Hochiki Corp.                                                         7,000              35,618
Hodogaya Chemical Company, Ltd.                                       8,000              24,091
Hogy Medical Company, Ltd. (a)                                        2,300              91,753
Hokkaido Gas Company, Ltd.                                           14,000              36,708
Hokkan Holdings, Ltd.                                                11,000              34,363
Hokuetsu Bank, Ltd.                                                  52,000             131,845
Hokuetsu Paper Mills, Ltd. (a)                                       24,000             129,387
Hokuriku Electric Industry Compnay, Ltd. (a)                         12,000              31,776
Hokuto Corp.                                                          2,800              46,327
Horipro, Inc.                                                         3,300              35,724
Hosiden Corp. (a)                                                    12,100             127,534
Hosokawa Micron Corp.                                                 4,000              31,153
Howa Machinery, Ltd. (a)                                             20,000              27,864
IBJ Leasing Company, Ltd.                                             4,000             101,419
Ichikoh Industries, Ltd.                                             12,000              32,814
Ichiyoshi Securities Company, Ltd. (a)                                5,000              70,137
ICOM, Inc.                                                            3,000              80,737
IDEC Corp. (a)                                                        3,500              56,092
Ihara Chemical Industry Company, Ltd.                                10,000              26,912
Iino Kaiun Kaisha, Ltd. (a)                                          15,000             132,139
Ikegami Tsushinki Company, Ltd. *                                    13,000              20,812
Impact 21 Company, Ltd.                                               1,600              26,888
Impress Holdings, Inc. (a)                                              105              31,938
Inaba Denki Sangyo Company, Ltd. *                                    3,400             113,569
Inaba Seisakusho Company, Ltd.                                        2,400              36,324
Inabata & Company, Ltd.                                              11,000              88,240

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Inageya Company, Ltd.                                                 6,000   $          45,639
Ines Corp.                                                            6,600              39,751
Information Services International -
   Dentsu, Ltd. (a)                                                   3,400              41,720
Intec, Ltd.                                                           5,000              71,391
Invoice, Inc. (a)                                                     2,047              64,124
Iseki & Company, Ltd. (a)                                            30,000              75,286
Ishihara Sangyo                                                      58,000              74,784
Ishii Hyoki Company, Ltd. *                                           1,600              32,814
Itochu Enex Company, Ltd.                                            13,200              89,896
Itochu-Shokuhin Company, Ltd.                                         2,400              76,636
Itoham Foods, Inc. (a)                                               29,000             121,210
Itoki Corp.                                                           8,000             103,427
Iwasaki Electric Company, Ltd.                                       11,000              27,319
Iwatani International Corp. (a)                                      33,000              93,380
Iwatsu Electric Company, Ltd.                                        17,000              25,597
Izumiya Company, Ltd. (a)                                            15,000             110,722
J. Bridge Corp. * (a)                                                 7,000              13,205
Jalux, Inc. (a)                                                       2,200              41,217
Jamco Corp.                                                           3,000              31,880
Janome Sewing Machine Company, Ltd. * (a)                            19,000              30,417
Japan Airport Terminal Company, Ltd. (a)                             12,000             135,929
Japan Cash Machine Company, Ltd. (a)                                  2,600              27,629
Japan Digital Laboratory Company, Ltd.                                2,900              44,042
Japan Foundation Engineering Company, Ltd. *                          7,000              23,866
Japan General Estate Company, Ltd. (a)                                4,400             118,415
Japan Pulp & Paper Company, Ltd.                                     23,000              84,190
Japan Radio Company, Ltd. * (a)                                      29,000              86,077
Japan Transcity Corp.                                                 9,000              45,483
Japan Vilene Company, Ltd.                                           12,000              72,690
Japan Wool Textile Company, Ltd. (a)                                 13,000             103,046
JBCC Holdings, Inc.                                                   4,200              38,707
Jeans Mate Corp. *                                                    2,300              21,655
Jeol, Ltd.                                                            8,000              46,867
JFE Shoji Holdings, Inc.                                             27,000             117,290
JK Holdings Company, Ltd. (a)                                         5,700              37,191
JMS Company, Ltd.                                                     9,000              28,738
J-Oil Mills, Inc.                                                    11,000              38,266
Joshin Denki Company, Ltd. (a)                                       12,000              68,224
JSAT Corp.                                                               32              80,028
JSP Corp.                                                             3,800              38,145
Juki Corp.                                                           23,000             141,511
Kabuki-Za Company, Ltd.                                               1,000              41,970
Kadokawa Holdings, Inc. (a)                                           3,300             118,795
Kaga Electronics Company, Ltd.                                        6,800             121,807
Kagawa Bank, Ltd.                                                    15,000              95,405
Kagome Company, Ltd. (a)                                             11,800             163,889
Kaken Pharmaceutical Company, Ltd.                                   17,000             133,429
Kameda Seika Company, Ltd.                                            4,000              43,268
Kamei Corp.                                                           5,000              32,710
Kanaden Corp.                                                         6,000              37,124
Kanagawa Chuo Kotsu Company, Ltd.                                     8,000              36,968

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kanamoto Company, Ltd.                                                5,000   $          35,869
Kanematsu Corp. * (a)                                                62,000              99,792
Kanto Auto Works, Ltd.                                                9,800             123,475
Kanto Denka Kogyo Company, Ltd.                                       5,000              32,667
Kanto Natural Gas Development, Ltd.                                   5,000              33,186
Kanto Tsukuba Bank, Ltd. (a)                                          6,500              67,835
Kasai Kogyo Company, Ltd.                                             8,000              30,460
Kasumi Company, Ltd.                                                  6,000              34,735
Katakura Industries Company, Ltd. (a)                                 5,000              77,406
Kato Sangyo Company, Ltd.                                             7,000              84,926
Kato Works Company, Ltd.                                             10,000              41,364
Katokichi Company, Ltd.                                              16,400             121,340
Kawada Industries, Inc. *                                            16,000              32,260
Kawai Musical Instruments Manufacturing
   Company, Ltd.                                                     16,000              33,783
Kawashima Selkon Textiles Company, Ltd. * (a)                        17,000              28,245
Kayaba Industry Company, Ltd. (a)                                    29,000             140,282
Keihanshin Real Estate Company, Ltd.                                  6,000              37,747
Keihin Company, Ltd. (a)                                             10,000              28,557
Keiiyu Company, Ltd.                                                  4,400              26,653
Kentucky Fried Chicken Japan, Ltd.                                    3,000              56,205
Kenwood Corp.                                                        61,000             112,963
KEY Coffee, Inc.                                                      3,100              45,765
Kibun Food Chemifa Company, Ltd. (a)                                  4,000              38,629
Kinki Nippon Tourist Company, Ltd.                                    9,000              29,984
Kinki Sharyo Company, Ltd. (a)                                        7,000              34,225
Kintetsu World Express, Inc.                                          3,800              89,607
Kioritz Corp.                                                        10,000              28,297
Kishu Paper Company, Ltd. * (a)                                      17,000              24,862
Kisoji Company, Ltd.                                                  2,200              39,598
Kissei Pharmaceutical Company, Ltd. (a)                               8,000             133,403
Kitagawa Iron Works Company, Ltd.                                    12,000              26,687
Kita-Nippon Bank, Ltd.                                                1,400              67,601
Kitano Construction Corp.                                            12,000              28,349
Kitz Corp. (a)                                                       15,000             121,625
Koa Corp.                                                             8,000             112,842
Koatsu Gas Kogyo Company, Ltd.                                        7,000              39,737
Kohnan Shoji Company, Ltd. (a)                                        5,800              57,468
Koike Sanso Kogyo Company, Ltd.                                       9,000              36,604
Kojima Company, Ltd. (a)                                              3,100              27,899
Kokusai Kogyo Company, Ltd. *                                        12,000              36,449
Komatsu Electronic Metals Company, Ltd. (a)                           4,800             280,789
Komatsu Seiren Company, Ltd. (a)                                      9,000              46,340
Komatsu Wall Industry Company, Ltd. (a)                               2,100              34,364
Konaka Company, Ltd. (a)                                              4,620              68,604
Kondotec, Inc.                                                        3,000              23,754
Konishi Company, Ltd.                                                 3,900              34,727
Kosaido Company, Ltd.                                                 3,800              20,125
Kosei Securities Company, Ltd. (a)                                   18,000              28,660
Krosaki Harima Corp.                                                 15,000              55,426
KRS Corp.                                                             2,700              37,103
Kumagai Gumi Company, Ltd.                                           11,000              21,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kumiai Chemical Industry Company, Ltd.                               15,000   $          30,244
Kurabo Industries, Ltd. (a)                                          39,000              89,772
KUREHA Corp.                                                         24,000             112,565
Kurimoto, Ltd. (a)                                                   28,000              66,874
Kuroda Electric Company, Ltd. (a)                                     6,200              60,627
Kyoden Company, Ltd.                                                  7,000              29,682
Kyodo Printing Company, Ltd.                                         14,000              50,762
Kyodo Shiryo Company, Ltd.                                           24,000              33,022
Kyokuto Kaihatsu Kogyo Company, Ltd.                                  5,300              41,782
Kyokuyo Company, Ltd. * (a)                                          16,000              32,260
Kyoritsu Maintenance Company, Ltd.                                    2,000              44,998
Kyosan Electric Manufacturing Company, Ltd.                          11,000              40,931
Kyoto Kimono Yuzen Company, Ltd.                                         24              29,699
Kyowa Leather Cloth Company, Ltd.                                     5,200              27,179
Kyudenko Corp.                                                        7,000              35,073
Kyushu-Shinwa Holdings, Inc. * (a)                                   60,000              64,901
Laox Company, Ltd.                                                   10,000              25,961
Life Corp. (a)                                                       11,000             135,929
Livedoor Auto Company, Ltd. *                                        29,500              30,123
Macnica, Inc.                                                         3,400             114,157
Maeda Corp.                                                          33,000             116,511
Maeda Road Construction Company, Ltd.                                14,000              98,010
Maezawa Industries, Inc.                                              5,100              28,598
Maezawa Kasei Industries Company, Ltd.                                2,000              28,124
Maezawa Kyuso Industries Company, Ltd.                                2,400              38,380
Mandom Corp. (a)                                                      4,200             108,853
Mars Engineering Corp. (a)                                            1,600              34,683
Marubun Corp.                                                         3,000              40,057
Marudai Food Company, Ltd.                                           18,000              52,025
Maruetsu, Inc. * (a)                                                 13,000              56,810
Maruha Group, Inc. (a)                                               27,000              53,738
Marusan Securities Company, Ltd. *                                    8,000              97,335
Maruwa Company, Ltd.                                                  1,400              32,468
Maruyama Manufacturing Company, Inc.                                 10,000              28,297
Maruzen Company, Ltd. First Section * (a)                            23,000              41,996
Maruzen Company, Ltd. Second Section                                  4,000              24,230
Maruzen Showa Unyu Company, Ltd.                                     12,000              40,083
Maspro Denkoh Corp.                                                   4,000              33,714
Matsuda Sangyo Company, Ltd. (a)                                      2,000              42,921
Matsui Construction Company, Ltd.                                     8,000              29,768
Matsuya Company, Ltd. (a)                                             5,000              71,305
Matsuya Foods Company, Ltd. (a)                                       4,300              57,973
Matsuzakaya Company, Ltd.                                            27,000             185,748
Max Company, Ltd.                                                     7,000             105,097
Maxvalu Tokai Company, Ltd.                                           3,000              59,579
MEC Company, Ltd.                                                     2,400              28,245
Megachips Corp. (a)                                                   2,400              45,068
Meidensha Corp. (a)                                                  17,000              58,991
Meito Sangyo Company, Ltd. *                                          2,900              57,468
Meiwa Corp. * (a)                                                     8,000              20,630
Meiwa Estate Company, Ltd.                                            5,000              72,170
Mercian Corp. (a)                                                    31,000              94,159

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Michinoku Bank, Ltd. (a)                                             25,000   $          89,780
Mikuni Coca-Cola Bottling Company, Ltd. (a)                           9,000              89,564
Milbon Company, Ltd. (a)                                              1,200              39,979
Millea Holdings, Inc.                                                 2,646              95,252
Minato Bank, Ltd.                                                    77,000             162,582
Ministop Company, Ltd.                                                2,500              42,489
Mito Securities Company, Ltd.                                         8,000              35,860
Mitsuba Corp. (a)                                                     8,000              60,644
Mitsubishi Cable Industries, Ltd. (a)                                19,000              29,266
Mitsubishi Kakoki Kaisha, Ltd.                                       11,000              31,983
Mitsubishi Paper Mills, Ltd. (a)                                     47,000              77,683
Mitsubishi Pencil Company, Ltd.                                       4,000              59,086
Mitsubishi Plastics, Inc.                                            31,000              86,916
Mitsubishi Steel Manufacturing Company, Ltd. (a)                     18,000              77,570
Mitsuboshi Belting Company, Ltd.                                     14,000              83,108
Mitsui High-Tec, Inc. (a)                                             7,100              88,719
Mitsui Home Company, Ltd. (a)                                        12,000              86,189
Mitsui Knowledge Industry Company, Ltd.                               2,600              40,476
Mitsui Mining Company, Ltd. * (a)                                    38,000              62,807
Mitsui Sugar Company, Ltd. (a)                                       14,000              45,673
Mitsui-Soko Company, Ltd. (a)                                        12,000              70,093
Mitsumi Electric Company, Ltd. (a)                                   12,100             210,462
Mitsumura Printing Company, Ltd.                                      7,000              27,440
Mitsuuroko Company, Ltd.                                             13,000              88,984
Miura Company, Ltd.                                                   4,700             121,608
Miyazaki, Bank Ltd.                                                  23,000             109,069
Miyoshi Oil & Fat Company, Ltd.                                      14,000              26,653
Miyuki Holdings Company, Ltd.                                         8,000              28,245
Mizuno Corp.                                                         18,000             130,218
Mochida Pharmaceutical Company, Ltd.                                 16,000             132,918
Modec, Inc.                                                           7,400             162,651
Morinaga & Company, Ltd.                                             41,000              96,504
Morinaga Milk Industry Company, Ltd.                                 36,000             140,187
Morita Corp. (a)                                                      6,000              29,024
Mory Industries, Inc.                                                11,000              38,551
MOS Food Services, Inc.                                               7,000              98,252
Moshi Moshi Hotline, Inc.                                             1,100              45,976
Mr Max Corp.                                                          7,300              39,798
Myojo Foods Company, Ltd.                                             7,000              52,518
Nagano Bank, Ltd.                                                    13,000              45,673
Nagatanien Company, Ltd.                                              5,000              37,124
Nakabayashi Company, Ltd.                                            14,000              29,318
Nakamuraya Company, Ltd. (a)                                          6,000              28,037
Nakayama Steel Works, Ltd.                                           22,000              76,532
NEC Fielding, Ltd.                                                    8,400             112,523
NEC Mobiling, Ltd.                                                    2,000              34,960
NEC Networks & System Integration Corp.                               7,700              89,487
NEC Tokin Corp. (a)                                                  11,000              68,631
Net One Systems Company, Ltd. (a)                                        66              97,664
Netmarks, Inc. (a)                                                       29              20,578
Neturen Company, Ltd.                                                 8,000              95,604
Nice Corp.                                                           22,000              79,958

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) -
CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nichia Steel Works, Ltd.                                              8,000   $          29,007
Nichias Corp.                                                        15,000             106,957
Nichiban Company, Ltd.                                               10,000              41,450
Nichicon Corp.                                                       12,000             144,548
Nichiha Corp. (a)                                                     4,200              51,573
Nichii Gakkan Company, Ltd. (a)                                       6,700             100,071
Nichimo Corp.                                                        29,000              23,088
Nichiro Corp.                                                        23,000              36,423
Nidec Copal Corp. (a)                                                 2,700              32,593
Nidec Tosok Corp.                                                     2,800              30,990
Nifco, Inc. (a)                                                       9,000             195,093
Nihon Dempa Kogyo Company, Ltd. (a)                                   3,500             145,379
Nihon Eslead Corp. (a)                                                2,000              53,998
Nihon Inter Electronics Corp.                                         5,000              31,282
Nihon Kagaku Sangyo Company, Ltd.                                     5,000              36,302
Nihon Kohden Corp.                                                    5,000             101,246
Nihon Nohyaku Company, Ltd.                                          10,000              33,749
Nihon Parkerizing Company, Ltd.                                       7,000             125,389
Nihon Tokushu Toryo Company, Ltd.                                     6,000              35,358
Nihon Yamamura Glass Company, Ltd.                                   26,000              69,297
Nikkiso Company, Ltd. (a)                                             8,000              61,682
Nippei Toyama Corp.                                                   4,000              32,053
Nippo Corp.                                                          11,000              80,625
Nippon Beet Sugar
   Manufacturing Company, Ltd.                                       30,000              81,516
Nippon Carbide Industries Company, Inc. *                            16,000              34,476
Nippon Carbon Company, Ltd. *                                        12,000              45,483
Nippon Ceramic Company, Ltd.                                          3,000              37,253
Nippon Chemical Industrial Company, Ltd.                             13,000              36,449
Nippon Chemi-Con Corp.                                               22,000             178,384
Nippon Chemiphar Company, Ltd. *                                      5,000              28,989
Nippon Concrete Industries Company, Ltd. (a)                         15,000              38,941
Nippon Denko Company, Ltd. (a)                                       14,000              51,852
Nippon Densetsu Kogyo Company, Ltd.                                  12,000              77,674
Nippon Denwa Shisetsu Company, Ltd.                                  10,000              33,922
Nippon Felt Company, Ltd.                                             5,000              34,528
Nippon Fine Chemical Company, Ltd.                                    6,000              37,643
Nippon Flour Mills Company, Ltd.                                     25,000              97,785
Nippon Gas Company, Ltd.                                              5,000              41,407
Nippon Jogesuido Sekkei Company, Ltd.                                    28              29,803
Nippon Kanzai Company, Ltd. (a)                                       3,600              80,374
Nippon Kasei Chemical Company, Ltd. *                                16,000              29,353
Nippon Kinzoku Company, Ltd. (a)                                     16,000              34,199
Nippon Koei Company, Ltd. (a)                                        11,000              29,889
Nippon Konpo Unyu Soko Company, Ltd.                                 10,000             114,919
Nippon Koshuha Steel Company, Ltd. (a)                               17,000              29,569
Nippon Metal Industry Company, Ltd. (a)                              17,000              48,546
Nippon Paint Company, Ltd. (a)                                       33,000             176,765
Nippon Parking Development Company, Ltd. (a)                            293              39,300
Nippon Pillar Packing Company, Ltd.                                   4,000              44,306
Nippon Piston Ring Company, Ltd. (a)                                 13,000              27,899
Nippon Restaurant System, Inc.                                        1,300              45,336

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Road Company, Ltd.                                            15,000   $          28,816
Nippon Seiki Company, Ltd.                                            6,000             139,148
Nippon Sharyo, Ltd. (a)                                              20,000              49,152
Nippon Shinyaku Company, Ltd.                                        12,000             104,154
Nippon Signal Company, Ltd.                                           9,000              64,330
Nippon Soda Company, Ltd.                                            26,000             112,496
Nippon Synthetic Chemical Industry
   Company, Ltd.                                                     20,000              73,382
Nippon System Development Company, Ltd.                               3,600             127,726
Nippon Thompson Company, Ltd.                                        12,000             110,177
Nippon Valqua Industries, Ltd. (a)                                   11,000              38,075
Nippon Yakin Kogyo Company, Ltd. (a)                                  8,500              46,707
Nippon Yusoki Company, Ltd.                                           5,000              26,826
Nipro Corp. (a)                                                       9,000             164,330
Nishimatsu Construction Company, Ltd. (a)                            55,000             181,810
Nissan Diesel Motor Company, Ltd. (a)                                36,000             121,495
Nissan Shatai Company, Ltd.                                          17,000              87,089
Nissei Corp.                                                          2,900              31,620
Nissei Plastic Industrial Company, Ltd.                               4,000              26,964
Nissen Company, Ltd. (a)                                              5,300              35,498
Nisshin Fudosan Company                                               3,000              43,951
Nisshin Oillio Group, Ltd.                                           20,000             111,630
Nissin Corp.                                                         11,000              40,455
Nissin Electric Company, Ltd. (a)                                    19,000              76,947
Nissin Kogyo Company, Ltd.                                            6,900             166,290
Nissin Sugar Manufacturing Company, Ltd.                             12,000              30,426
Nitta Corp.                                                           4,500              85,280
Nittan Valve Company, Ltd.                                            4,000              33,991
Nittetsu Mining Company, Ltd. (a)                                    12,000              96,158
Nitto Boseki Company, Ltd. (a)                                       44,000             144,687
Nitto Fuji Flour Milling Company, Ltd.                               11,000              31,507
Nitto Kogyo Corp.                                                     5,700              90,363
Nitto Kohki Company, Ltd.                                             3,700              77,804
NIWS Company HQ, Ltd. (a)                                               124              81,336
NOF Corp.                                                            18,000              97,041
Nohmi Bosai, Ltd.                                                     6,000              39,720
Nomura Company, Ltd.                                                  6,000              32,970
Noritake Company, Ltd.                                               21,000             107,035
Noritsu Koki Company, Ltd. (a)                                        3,800              71,850
Noritz Corp. (a)                                                      7,400             129,353
Nosan Corp.                                                          11,000              28,557
NS Solutions Corp. (a)                                                5,000             148,840
Odakyu Real Estate Company, Ltd.                                     11,000              41,978
Oenon Holdings, Inc. (a)                                              9,000              28,271
Oiles Corp.                                                           4,100              94,553
Oita Bank, Ltd. (a)                                                  21,000             147,015
Okabe Company, Ltd. *                                                 9,000              37,850
Okamoto Industries, Inc. (a)                                         11,000              40,170
Okamoto Machine Tool Works, Ltd.                                      7,000              32,831
Okamura Corp.                                                        13,000             145,007
Okinawa Electric Power Company, Inc.                                  3,100             180,270
OKK Corp.                                                            10,000              33,749

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Okumura Corp. (a)                                                    23,000   $         112,253
Okura Industrial Company, Ltd.                                        8,000              31,706
Okuwa Company, Ltd.                                                   7,000              96,011
Olympic Corp.                                                         4,600              32,084
O-M, Ltd.                                                             8,000              38,075
ONO Sokki Company, Ltd.                                               5,000              34,787
Onoken Company, Ltd.                                                  3,000              36,189
Organo Corp. (a)                                                      5,000              49,455
Oriental Yeast Company, Ltd.                                          6,000              36,708
Origin Electric Company, Ltd.                                         6,000              38,006
Osaka Steel Company, Ltd. (a)                                         4,100              74,329
Osaki Electric Comany, Ltd.                                           4,000              31,118
Oyo Corp.                                                             3,300              34,125
Pacific Industrial Company, Ltd.                                      7,000              40,403
Pacific Metals Company, Ltd.                                         16,000             138,179
Paramount Bed Company, Ltd. (a)                                       5,000              88,699
Parco Company, Ltd. (a)                                               6,000              66,667
Paris Miki, Inc. (a)                                                  5,300              97,231
Pasona, Inc. (a)                                                         34              64,728
Patlite Corp.                                                         3,700              35,092
PCA Corp.                                                             1,500              23,365
Penta-Ocean Construction Company, Ltd. * (a)                         76,000              84,181
Pentax Corp.                                                         13,000              68,960
PIA Corp * (a)                                                        2,600              39,868
Pigeon Corp. (a)                                                      2,800              51,246
Piolax, Inc.                                                          1,800              31,464
Press Kogyo Company, Ltd.                                            12,000              51,713
Prima Meat Packers, Ltd. * (a)                                       30,000              35,306
Q'Sai Company, Ltd. (a)                                               3,200              52,475
Raito Kogyo Company, Ltd.                                             9,900              29,984
Rasa Industries, Ltd.                                                10,000              41,104
RENOWN, Inc. *                                                        8,000              80,166
Resort Solution Company, Ltd.                                         9,000              32,555
Resorttrust, Inc.                                                     5,500             152,778
Rhythm Watch Company, Ltd.                                           20,000              32,191
Ricoh Elemex Corp.                                                    4,000              25,061
Ricoh Leasing Company, Ltd.                                           4,800             122,534
Right On Company, Ltd.                                                3,900             141,745
Riken Corp. (a)                                                      16,000              92,627
Riken Keiki Company, Ltd.                                             4,000              29,422
Riken Technos Corp.                                                   8,000              29,214
Riken Vitamin Company, Ltd.                                           2,000              57,979
Ringer Hut Company, Ltd. (a)                                          3,000              38,318
Rock Field Company, Ltd.                                              1,800              33,255
Roland Corp.                                                          4,200             100,130
Royal Holdings Company, Ltd.                                          6,000              82,451
Ryobi, Ltd.                                                          22,000             178,003
Ryoden Trading Company, Ltd.                                         10,000              71,651
Ryosan Company, Ltd.                                                  9,200             232,070
Ryoshoku, Ltd.                                                        4,000              91,035
Ryoyo Electro Corp. (a)                                               6,600              89,268
S Foods, Inc.                                                         4,500              38,941

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
S Science Company, Ltd. (a)                                         102,000   $          26,480
Sagami Chain Company, Ltd.                                            4,000              39,114
Saibu Gas Company, Ltd.                                              54,000             125,701
Saizeriya Company, Ltd. (a)                                           6,400              78,975
Sakai Chemical Industry Company, Ltd.                                18,000              90,966
Sakata INX Corp.                                                      8,000              41,191
Sakata Seed Corp. (a)                                                 8,000             100,727
Sala Corp. (a)                                                        8,000              40,083
San-Ai Oil Company, Ltd.                                             10,000              38,422
Sanden Corp. (a)                                                     24,000             109,450
Sanei-International Company, Ltd. (a)                                 1,300              41,061
Sankei Building Company, Ltd.                                        11,000              96,331
Sanki Engineering Company, Ltd.                                      12,000              81,308
Sankyo Seiko Company, Ltd.                                            7,000              27,925
Sankyo-Tateyama Holdings, Inc. (a)                                   47,000             103,306
Sanoh Industrial Company, Ltd.                                        5,000              32,234
Sanrio Company, Ltd. (a)                                              6,100              87,678
Sanshin Electronics Company, Ltd.                                     5,000              54,344
Sanyo Chemical Industries, Ltd. (a)                                  16,000             105,227
Sanyo Denki Company, Ltd.                                             6,000              39,720
Sanyo Electric Credit Company, Ltd. (a)                               4,100              63,331
Sanyo Shokai, Ltd.                                                   18,000             130,685
Sasebo Heavy Industries Company, Ltd. * (a)                          18,000              51,246
Sato Corp. (a)                                                        2,500              41,710
Sato Shoji Corp.                                                      3,000              27,414
Satori Electric Company, Ltd.                                         2,400              36,262
Secom Techno Service Compnay, Ltd.                                    2,000              84,112
Seijo Corp.                                                           1,300              27,280
Seika Corp.                                                          16,000              41,122
Seikagaku Corp. (a)                                                   7,600              73,724
Seiko Corp. (a)                                                      10,000              67,151
Seiren Company, Ltd. (a)                                              6,000              75,753
Sekisui Plastics Company, Ltd.                                       21,000              69,237
Senko Company, Ltd.                                                  12,000              37,279
Senshu Electric Company, Ltd.                                         1,500              32,710
Senshukai Company, Ltd. (a)                                           8,000              82,728
Shaddy Company, Ltd. (a)                                              2,400              31,153
Shibaura Mechatronics Corp. (a)                                       4,000              20,838
Shibusawa Warehouse Company, Ltd. (a)                                10,000              38,854
Shibuya Kogyo Company, Ltd.                                           3,300              27,786
Shikibo, Ltd. (a)                                                    20,000              32,191
Shikoku Bank, Ltd.                                                   35,000             134,778
Shikoku Chemicals Corp.                                               6,000              34,943
Shikoku Coca-Cola Bottling Company, Ltd.                              3,300              38,580
Shima Seiki Manufacturing, Ltd. (a)                                   6,700             160,311
Shimizu Bank, Ltd.                                                    1,800              74,299
Shin Nippon Air Technologies Company, Ltd.                            4,500              32,360
Shinagawa Refractories Company, Ltd.                                  8,000              26,584
Shindengen Electric Manufacturing
   Company, Ltd.                                                     15,000              72,300
Shin-Etsu Polymer Company, Ltd. (a)                                   7,000              96,192
Shinkawa, Ltd. (a)                                                    3,500              79,353

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Shin-Keisei Electric Railway Company, Ltd.                           10,000   $          36,777
Shinki Company, Ltd.                                                 10,500              39,616
Shinko Electric Company, Ltd. (a)                                    12,000              33,853
Shinko Plantech Company, Ltd.                                         6,000              46,210
Shinko Shoji Company, Ltd.                                            3,000              40,628
Shin-Kobe Electric Machinery Company, Ltd.                            7,000              36,648
Shinmaywa Industries, Ltd.                                           18,000              89,875
Shinsho Corp.                                                        13,000              35,099
Shinwa Kaiun Kaisha, Ltd.                                            14,000              50,883
Shiroki Corp.                                                        12,000              31,672
Shizuki Electric Company, Inc.                                        8,000              33,576
Shizuoka Gas Company, Ltd.                                            7,000              52,579
Sho-Bond Corp. (a)                                                    4,200              39,979
Shobunsha Publications, Inc.                                          2,400              27,996
Shochiku Company, Ltd. (a)                                           18,000             140,187
Shoko Company, Ltd. (a)                                              20,000              34,960
Showa Aircraft Industry Company, Ltd.                                 3,000              36,345
Showa Denko K.K.                                                      9,900              39,322
Showa KDE Company, Ltd. *                                            10,000              16,442
Showa Sangyo Company, Ltd.                                           33,000              80,244
Siix Corp.                                                            2,000              19,263
Silver Seiko, Ltd. * (a)                                             70,000              35,133
Sinanen Company, Ltd.                                                 7,000              35,557
Sintokogio, Ltd.                                                      9,000             116,589
SMK Corp.                                                            14,000              95,466
Snow Brand Milk                                                      41,000             140,853
SNT Corp. *                                                           7,000              32,407
Sodick Company, Ltd.                                                  4,000              32,399
Sogo Medical Company, Ltd.                                            1,400              31,135
Sohgo Security Services Company, Ltd.                                 3,740              73,467
Sorun Corp.                                                           4,700              46,650
Space Company, Ltd.                                                   4,200              32,965
SRA Holdings, Inc.                                                    3,300              49,860
SSP Company, Ltd. (a)                                                16,000              97,196
ST Chemical Company, Ltd. (a)                                         6,000              80,685
St. Marc Holdings Company, Ltd. (a)                                   1,000              72,084
Star Micronics Company, Ltd.                                          5,000             100,813
Starzen Company, Ltd.                                                14,000              32,831
STB Leasing Company, Ltd. (a)                                         2,000              35,566
Stella Chemifa Corp. (a)                                              1,000              34,181
Sugi Pharmacy Company, Ltd. (a)                                       6,100             112,435
Sugimoto & Company, Ltd.                                              2,000              31,187
Sumida Corp. (a)                                                      1,800              35,125
Suminoe Textile Company, Ltd. (a)                                    11,000              31,698
Sumisho Computer Systems Corp.                                        5,400             132,477
Sumitomo Coal Mining Company, Ltd. *                                 20,000              22,672
Sumitomo Light Metal Industries, Ltd.                                47,000              94,358
Sumitomo Mitsui Company, Ltd. * (a)                                   9,000              26,869
Sumitomo Pipe & Tube Company, Ltd.                                    6,000              31,308
Sumitomo Precision Products Company, Ltd.                             6,000              30,114
Sumitomo Seika Chemicals Company, Ltd.                                8,000              44,168
Sun Wave Corp.                                                       11,000              29,889

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Suntelephone Company, Ltd.                                            5,000   $          43,008
Suruga Corp.                                                          1,300              98,996
SWCC Showa Holdings Company, Ltd. (a)                                29,000              39,399
SxL Corp. * (a)                                                      25,000              24,230
T. Hasegawa Company, Ltd. (a)                                         6,900             106,581
Tachibana Eletech Company, Ltd.                                       4,000              39,737
Tachihi Enterprise Company, Ltd. (a)                                  2,400              87,850
Tachikawa Corp.                                                       4,600              29,934
Tachi-S Company, Ltd.                                                 4,300              32,001
Tadano, Ltd.                                                         18,000             195,483
Taihei Dengyo Kaisha, Ltd.                                            6,000              39,875
Taihei Kogyo Company, Ltd. (a)                                       12,000              47,560
Taiho Kogyo Company, Ltd.                                             3,400              39,514
Taikisha, Ltd.                                                       10,000             163,378
Taisei Rotec Corp.                                                   18,000              32,710
Takagi Securities Company, Ltd.                                       6,000              26,064
Takamatsu Corp. (a)                                                   6,200             107,143
Takano Company, Ltd.                                                  2,000              23,745
Takaoka Electric Manufacturing Company, Ltd. (a)                     18,000              33,956
Takara Printing Company, Ltd.                                         3,300              32,155
Takara Standard Company, Ltd.                                        26,000             153,894
Takasago International Corp. (a)                                     16,000              78,505
Takasago Thermal Engineering Company, Ltd. (a)                       12,000             108,411
Takiron Company, Ltd.                                                10,000              34,614
Takuma Company, Ltd. (a)                                             14,000              84,926
Tamura Corp.                                                         11,000              46,452
Tamura Taiko Holdings, Inc. (a)                                       9,000              28,816
Tasaki Shinju Company, Ltd. (a)                                       7,000              32,892
Tatsuta Electric Wire & Cable Company, Ltd. *                        12,000              35,826
Tayca Corp.                                                          11,000              29,128
TCM Corp.                                                            12,000              38,525
Teac Corp. * (a)                                                     26,000              27,899
Techno Ryowa, Ltd.                                                    6,400              33,562
Tecmo, Ltd.                                                           5,300              40,085
Teikoku Piston Ring Company, Ltd. (a)                                 3,000              26,843
Teikoku Sen-I Company, Ltd.                                           8,000              35,168
Teikoku Tsushin Kogyo Company, Ltd.                                   7,000              32,286
Tekken Corp. * (a)                                                   19,000              25,813
Tenma Corp. (a)                                                       5,000              91,511
TIS, Inc. (a)                                                         6,500             156,650
TKC Corp.                                                             2,900              51,320
TOA Corp.                                                            29,000              32,122
TOA Oil Company, Ltd.                                                22,000              34,649
TOA ROAD Corp. *                                                     15,000              30,244
Toagosei Company, Ltd.                                               33,000             120,223
Tobishima Corp. * (a)                                                38,500              27,319
Tobu Store Company, Ltd.                                             14,000              36,829
TOC Company, Ltd. (a)                                                22,000             112,323
Tocalo Company, Ltd. (a)                                              2,000              74,247
Tochigi Bank, Ltd.                                                   19,000             123,641
Toda Kogyo Corp.                                                      9,000              35,670

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Toei Company, Ltd.                                                   16,000   $          95,119
Toenec Corp.                                                         18,000              67,601
Tohcello Company, Ltd.                                                4,000              49,671
Toho Bank, Ltd.                                                      48,000             207,684
Toho Company, Ltd.                                                   12,000              41,848
Toho Real Estate Company, Ltd.                                        6,000              32,087
Toho Tenax Company, Ltd. * (a)                                       12,000              84,008
Toho Zinc Company, Ltd. (a)                                          17,000             138,872
Tohoku Bank, Ltd.                                                    15,000              27,129
Tohoku Pioneer Corp.                                                  2,700              36,916
Tokai Carbon Company, Ltd. (a)                                       34,000             234,493
Tokai Corp.                                                          15,000              53,738
Tokai Pulp & Paper Company, Ltd. (a)                                 11,000              33,126
Tokimec, Inc.                                                        13,000              30,261
Toko Electric Corp.                                                   8,000              35,583
Toko, Inc.                                                           16,000              38,214
Tokushima Bank, Ltd.                                                 19,000             119,038
Tokushu Paper Manufacturing Company, Ltd.                             7,000              35,678
Tokyo Dome Corp. * (a)                                               21,000              84,683
Tokyo Energy & Systems, Inc.                                          5,000              35,350
Tokyo Kikai Seisakusho, Ltd. (a)                                     10,000              27,778
Tokyo Leasing Company, Ltd. (a)                                       8,000             131,118
Tokyo Rakutenchi Company, Ltd.                                        9,000              38,318
Tokyo Rope Manufacturing Company, Ltd.                               34,000              61,786
Tokyo Style Company, Ltd.                                             8,000              87,089
Tokyo Tekko Company, Ltd.                                             4,000              32,676
Tokyo Theatres Company, Inc.                                         12,000              29,803
Tokyotokeiba Company, Ltd. (a)                                       33,000              90,239
Tokyu Community Corp.                                                 1,300              40,273
Tokyu Livable, Inc. (a)                                                 800              60,644
Tokyu Recreation Company, Ltd.                                        6,000              36,241
Tokyu Store Chain Company, Ltd.                                       8,000              48,321
Toli Corp.                                                           10,000              27,605
Tomato Bank, Ltd.                                                    16,000              33,783
Tomen Electronics Corp.                                               2,200              40,455
Tomoe Corp. (a)                                                       8,000              26,722
Tomoku Company, Ltd.                                                 16,000              35,306
Tomy Company, Ltd. (a)                                                5,600              39,349
Tonami Transportation Company, Ltd.                                  11,000              27,510
Topre Corp.                                                           9,000              90,732
Topy Industries, Ltd. (a)                                            29,000             113,681
Tori Holdings Company, Ltd. * (a)                                    73,000              24,637
Torigoe Company, Ltd.                                                 5,000              39,287
Torii Pharmaceutical Company, Ltd.                                    5,100              78,910
Torishima Pump Manufacturing Company, Ltd.                            5,000              42,013
Toshiba Plant Systems & Services Corp. (a)                           16,000             103,704
Tosho Printing Company, Ltd.                                          9,000              27,648
Totetsu Kogyo Company, Ltd.                                           6,000              34,008
Tottori Bank, Ltd. (a)                                               13,000              35,661
Touei Housing Corp.                                                   4,800              78,089
Towa Bank, Ltd. (a)                                                  24,000              53,375
Towa Corp. * (a)                                                      4,900              31,335

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Towa Pharmaceutical Company, Ltd. (a)                                 1,600   $          48,183
Towa Real Estate Development
   Company, Ltd. * (a)                                               15,000              76,324
Toyo Construction Company, Ltd. * (a)                                26,000              18,449
Toyo Corp. (a)                                                        3,400              39,602
Toyo Electric Manufacturing Company, Ltd. (a)                         6,000              27,674
Toyo Engineering Corp.                                               18,000              71,340
Toyo Kanetsu K K                                                     14,000              32,710
Toyo Kohan Company, Ltd.                                             22,000              78,435
Toyo Machinery & Metal Company, Ltd.                                  4,000              29,941
Toyo Securities Company, Ltd.                                         9,000              38,006
Toyo Tire & Rubber Company, Ltd.                                     30,000             134,995
Toyo Wharf & Warehouse Company, Ltd.                                 17,000              34,718
TRAD Company, Ltd. (a)                                               11,000              50,355
Trans Cosmos, Inc.                                                    3,900              81,166
Trusco Nakayama Corp. (a)                                             3,700              74,762
Tsubaki Nakashima Company, Ltd.                                       6,500              93,259
Tsubakimoto Chain Company (a)                                        23,000             128,773
Tsubakimoto Kogyo Company, Ltd.                                      10,000              36,345
Tsudakoma Corp.                                                      20,000              42,229
Tsugami Corp. (a)                                                    14,000              81,412
Tsukishima Kikai Company, Ltd. (a)                                    7,000              92,679
Tsurumi Manufacturing Company, Ltd.                                   4,000              39,841
Tsutsumi Jewelry Company, Ltd.                                        3,000              85,151
TTK Company, Ltd.                                                     6,000              32,970
Ube Material Industries, Ltd.                                        12,000              38,214
Uchida Yoko Company, Ltd.                                             8,000              46,106
UFJ Central Leasing Company, Ltd.                                     1,000              49,931
Unicharm Petcare Corp. (a)                                            2,000              70,267
Uniden Corp. (a)                                                     12,000              89,512
Unimat Life Corp.                                                     2,800              35,497
Union Tool Company (a)                                                1,700              77,821
Unitika, Ltd.                                                        73,000              96,651
U-Shin, Ltd.                                                          5,000              31,629
Valor Company, Ltd. (a)                                               6,000              78,557
Venture Link Company, Ltd. * (a)                                      9,800              22,643
VITAL-Net, Inc.                                                       6,500              40,498
Wakachiku Construction Company, Ltd. *                               17,000              17,359
Warabeya Nichiyo Company, Ltd.                                        2,500              36,669
Watabe Wedding Corp.                                                  2,000              29,180
WATAMI Company, Ltd. (a)                                              3,000              39,512
Wood One Company, Ltd. (a)                                            6,000              56,854
Yahagi Construction Company, Ltd.                                     8,000              33,091
Yaizu Suisankagaku Industry Company, Ltd.                             2,700              27,173
Yamagata Bank, Ltd.                                                  27,000             140,187
Yamaichi Electronics Company, Ltd.                                    3,100              27,523
Yamatane Corp. *                                                     20,000              32,537
Yamazen Corp. *                                                       6,000              37,954
Yaoko Company, Ltd.                                                   1,900              46,201
Yasuda Warehouse Company, Ltd.                                        4,000              35,929
Yellow Hat, Ltd.                                                      3,600              31,184
Yodogawa Steel Works, Ltd.                                           30,000             143,562

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Yokohama Reito Company, Ltd.                                         10,000   $          74,939
Yokowo Company, Ltd.                                                  2,800              31,063
Yomeishu Seizo Company, Ltd. (a)                                      2,000              18,795
Yomiuri Land Company, Ltd. (a)                                        6,000              27,778
Yondenko Corp.                                                        7,000              33,861
Yonekyu Corp.                                                         3,500              33,861
Yorozu Corp. (a)                                                      3,000              37,669
Yoshimoto Kogyo Company, Ltd.                                         4,000              67,082
Yoshinoya D&C Company, Ltd. (a)                                          48              78,920
Yuasa Trading Company, Ltd. (a)                                      35,000              60,877
Yuken Kogyo Company, Ltd. *                                          14,000              42,039
Yukiguni Maitake Company, Ltd.                                        8,500              33,688
Yuraku Real Estate Company, Ltd.                                     13,000              80,772
Yurtec Corp.                                                         15,000              68,666
Yushiro Chemical Industry Company, Ltd. (a)                           2,000              38,941
Zenrin Company, Ltd. (a)                                              5,000             139,754
ZERIA Pharmaceutical Company, Ltd.                                    5,000              44,479
Zuken, Inc.                                                           3,800              38,506
                                                                              -----------------
                                                                                     55,645,605

LUXEMBOURG - 0.22%
Thiel Logistik AG * (a)                                             145,482             551,741

MALAYSIA - 0.96%
Aeon Company M Berhad                                                62,300             119,675
Affin Holdings Berhad                                               218,500             120,785
Boustead Holdings Berhad                                            126,100              67,616
DRB-Hicom Berhad                                                    110,200              48,430
Guinness Anchor Berhad                                               15,500              26,347
Island & Peninsular Berhad                                          151,600              59,919
KFC Holdings Malaysia Berhad                                         35,800              50,959
KNM Group Bhd                                                        49,000             117,828
Kulim Malaysia Berhad                                                87,100             130,000
Landmarks Berhad                                                    193,300              96,169
Lingkaran Trans Kota Holdings Berhad                                 96,100              83,404
Malaysian Bulk Carriers Berhad                                      153,700             114,702
Malaysian Oxygen Berhad                                              12,000              43,449
MNRB Holdings Berhad                                                 77,500              97,250
Mulpha International Berhad *                                       308,600             125,385
Ranhill Berhad                                                      141,100              50,309
Road Builder M Holdings Berhad                                      166,300             160,876
Scomi Group Berhad                                                  384,400             112,621
Ta Ann Holdings Berhad                                               58,920             143,310
Tan Chong Motor Holdings Berhad                                     272,000              96,982
Top Glove Corp., Berhad                                              42,300             150,821
Tronoh Consolidated M Berhad                                         15,000              21,144
Uchi Technologies Berhad                                            117,000             109,304
Unisem M Berhad                                                     156,400              67,436
Utama Banking Group Berhad *                                        313,400             135,997
Wah Seong Corp., Berhad                                             162,500              95,218
                                                                              -----------------
                                                                                      2,445,936

MEXICO - 0.54%
Consorcio ARA SA de CV                                               21,700             127,728

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEXICO (CONTINUED)
Controladora Comercial Mexicana SA de CV                             47,700   $          94,832
Corp GEO SA de CV *                                                  42,900             185,437
Embotelladoras Arca SA de CV                                         38,516             126,047
Empresas ICA Sociedad
   Controladora SA de CV *                                           25,600              92,505
Gruma SA de CV                                                       17,000              57,952
Grupo Aeroportuario del Sureste SA de CV                             27,200             119,872
Grupo Cementos de Chihuahua SA de CV                                  5,000              19,999
Grupo Continential SA                                                51,100              97,550
Industrias CH SA *                                                   54,300             245,820
Industrias Penoles SA de CV                                           7,300              65,033
Organizacion Soriana SA de CV                                        12,900              81,266
TV Azteca SA de CV *                                                113,500              75,113
                                                                              -----------------
                                                                                      1,389,154

NETHERLANDS - 2.96%
Aalberts Industries NV                                               16,192           1,315,124
Arcadis NV                                                            2,012             116,592
Beter Bed Holdings NV                                                 1,579              36,119
Boskalis Westminster                                                  1,479             110,809
Brunel International NV                                               1,093              34,060
Eriks Group NV                                                          490              32,813
Fornix Biosciences NV                                                 1,231              36,075
Grolsch NV                                                            1,634              69,770
Heijmans NV                                                           3,315             171,219
ICT Automatisering NV                                                 1,167              22,655
Imtech NV                                                            15,998             931,938
Koninklijke Ten Cate NV                                               1,775              49,711
Koninklijke Vopak NV                                                  2,753             118,463
Macintosh Retail Group NV                                             3,032             102,525
OPG Groep NV                                                          5,986             687,011
Ordina NV (a)                                                         3,328              70,345
SBM Offshore NV                                                      61,989           2,015,558
Smit Internationale NV                                                1,764              88,631
Stork NV (a)                                                          4,004             197,726
Telegraaf Media Groep NV (a)                                          3,526              89,211
Unit 4 Agresso NV *                                                   1,972              45,814
Univar NV                                                             2,378             124,810
USG People NV (a)                                                     1,680              66,165
Vedior NV                                                            54,074           1,033,267
                                                                              -----------------
                                                                                      7,566,411

NEW ZEALAND - 0.34%
Air New Zealand, Ltd.                                                56,846              63,082
Fisher & Paykel Appliances Holdings, Ltd. (a)                        25,556              71,599
Freightways, Ltd. (a)                                                20,218              59,968
Infratil, Ltd. (a)                                                   32,979             114,308
Mainfreight, Ltd.                                                    12,437              69,007
New Zealand Oil & Gas, Ltd. *                                        63,937              47,300
Nuplex Industries, Ltd.                                              15,462              77,849
PGG Wrightson, Ltd.                                                  34,036              38,003
Port of Tauranga, Ltd.                                               12,311              47,647
Pumpkin Patch, Ltd. (a)                                              30,500              87,748

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

NEW ZEALAND (CONTINUED)
Ryman Healthcare, Ltd.                                               24,524   $         162,950
Tower, Ltd. * (a)                                                    11,696              16,825
                                                                              -----------------
                                                                                        856,286

NORWAY - 1.20%
Acta Holding ASA (a)                                                 30,000             149,678
Aktiv Kapital ASA (a)                                                 5,600              82,591
Altinex ASA * (a)                                                   180,000              33,641
DET Norske Oljeselskap * (a)                                         46,000              86,345
DOF ASA                                                               5,500              56,759
EDB Business Partner ASA                                              4,400              37,899
Ekornes ASA                                                           3,800              85,842
Expert ASA                                                            6,363              95,654
Farstad Shipping ASA                                                  4,000              88,084
Fast Search & Transfer ASA * (a)                                     36,000              90,685
Ganger Rolf ASA *                                                     2,300              82,608
Leroy Seafood Group ASA                                               4,400              74,368
Norse Energy Corp., ASA *                                            62,000              40,707
Ocean RIG ASA * (a)                                                  28,500             213,986
Petrolia Drilling ASA * (a)                                          90,000              50,900
Prosafe ASA (a)                                                      13,833             943,077
Sinvest ASA * (a)                                                     7,500             151,141
Solstad Offshore ASA                                                  2,200              44,514
Sparebanken Midt-Norge                                                2,200              28,603
Tandberg ASA                                                         18,800             259,702
Tandberg Television ASA * (a)                                        17,000             190,633
Tomra Systems ASA (a)                                                15,121             107,635
Veidekke ASA                                                          2,100              76,789
                                                                              -----------------
                                                                                      3,071,841

PHILIPPINES - 0.14%
Filinvest Land, Inc. *                                            1,631,000              53,260
First Philippine Holdings Corp.                                      44,800              47,410
Jollibee Foods Corp.                                                 59,300              47,813
Megaworld Corp.                                                   4,512,000             198,269
                                                                              -----------------
                                                                                        346,752

POLAND - 0.40%
Budimex SA *                                                            922              22,912
CCC SA                                                                6,723             116,365
Cersanit-Krasnystaw SA *                                             12,602             180,848
Echo Investment SA *                                                  1,784              54,998
Fabryka Kotlow Rafako SA *                                            4,029              56,433
Grupa Kety SA                                                         1,644             109,135
Impexmetal SA *                                                         893              58,350
PBG SA *                                                              1,780             164,563
Prokom Software SA                                                    1,173              52,714
Provimi-Rolimpex SA *                                                 7,900              63,015
Softbank SA                                                           7,858             134,645
                                                                              -----------------
                                                                                      1,013,978

PORTUGAL - 0.28%
Gescartao SGPS SA *                                                   1,894              60,804
Impresa SGPS *                                                        6,950              41,011
Jeronimo Martins, SGPS SA                                             2,533              54,246

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PORTUGAL (CONTINUED)
Mota Engil, SGPS SA                                                  15,218   $         106,953
Semapa-Sociedade de Investimento e Gestao                             7,734              87,994
Sonae Industria SGPS SA New *                                        21,800             212,473
SONAECOM - SGPS SA *                                                 22,954             152,800
                                                                              -----------------
                                                                                        716,281

SINGAPORE - 0.71%
Allgreen Properties, Ltd. (a)                                        50,000              58,217
Bukit Sembawang Estates, Ltd. *                                       8,000              43,972
Cerebos Pacific, Ltd.                                                22,000              49,228
Chuan Hup Holdings, Ltd.                                            192,000              38,716
Creative Technology, Ltd.                                            15,150              99,532
Ezra Holdings Pte., Ltd.                                             41,000             101,877
Hi-P International, Ltd. (a)                                         80,000              47,094
Hong Leong Asia, Ltd.                                                43,000              42,235
Hotel Properties, Ltd. (a)                                           61,000             105,545
HTL International Holdings, Ltd.                                     57,000              34,852
Hyflux, Ltd. (a)                                                     31,000              49,201
Jaya Holdings, Ltd.                                                  56,000              51,725
Jurong Technologies Industrial Corp., Ltd. (a)                       64,000              49,123
K1 Ventures, Ltd. *                                                 374,000             102,176
Keppel Telecommunications & Transportation
   Company, Ltd. (a)                                                 47,000              51,361
Kim Eng Holdings, Ltd.                                               51,000              48,434
MediaRing, Ltd. *                                                   145,000              31,125
Metro Holdings, Ltd.                                                 81,000              43,468
MFS Technology, Ltd. *                                               56,000              31,327
Midas Holdings, Ltd.                                                 77,000              57,599
MMI Holding, Ltd.                                                    88,000              63,538
Osim International, Ltd.                                             81,000              90,097
Petra Foods, Ltd.                                                    46,000              48,772
Robinson & Company, Ltd.                                             13,000              41,266
SBS Transit, Ltd.                                                    29,500              47,205
Singapore Food Industries, Ltd.                                      68,000              41,578
Sinomem Technology, Ltd.                                             76,000              45,975
Straits Trading Company, Ltd.                                        39,000              86,252
United Test and Assembly Center, Ltd. * (a)                         215,000             106,986
UOB-Kay Hian Holdings, Ltd.                                          75,000              65,860
WBL Corp., Ltd.                                                      17,000              49,761
                                                                              -----------------
                                                                                      1,824,097

SOUTH AFRICA - 2.47%
Adcorp Holdings, Ltd.                                                10,327              39,692
Aeci, Ltd.                                                           19,328             177,612
Afgri, Ltd. *                                                       105,073             105,881
African Oxygen, Ltd.                                                 29,934             128,605
African Rainbow Minerals, Ltd. *                                     20,963             222,814
Alexander Forbes, Ltd. *                                             47,883             102,726
Allied Technologies, Ltd.                                            11,687              95,146
Amalgamated Appliance Holding Company,
   Ltd. *                                                            46,719              38,851
Argent Industrial, Ltd.                                              20,036              44,216
Astral Foods, Ltd.                                                    8,106             118,843

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Aveng, Ltd.                                                          68,362   $         312,908
Bytes Technology Group, Ltd.                                         35,480              62,976
Capitec Bank Holdings, Ltd.                                           8,290              35,222
Ceramic Industries, Ltd.                                              1,781              35,520
City Lodge Hotels, Ltd.                                               5,411              47,455
DataTec, Ltd. *                                                      22,638              94,349
Dimension Data Holdings PLC                                         260,585             229,082
Distell Group, Ltd.                                                   3,600              20,151
Distribution & Warehousing Network, Ltd. *                           29,007              44,919
Ellerine Holdings, Ltd.                                              26,382             271,010
Famous Brands, Ltd.                                                  21,997              39,628
Gold Reef Resorts, Ltd.                                              18,411              48,839
Grindrod, Ltd.                                                       73,852             152,762
Group Five, Ltd.                                                     19,505             110,406
Highveld Steel & Vanadium Corp., Ltd.                                 3,483              33,832
Iliad Africa, Ltd.                                                   18,612              33,556
Illovo Sugar, Ltd.                                                   15,751              40,176
Johnnic Communications, Ltd.                                         29,319             313,719
Lewis Group, Ltd.                                                     9,262              76,180
Massmart Holdings, Ltd.                                               5,747              52,586
Medi-Clinic Corp., Ltd.                                              45,472             153,162
Metorex, Ltd. *                                                      54,859             109,641
Metropolitan Holdings, Ltd.                                         136,971             263,222
Mr. Price Group, Ltd. *                                              28,241              92,361
Murray & Roberts Holdings, Ltd.                                      64,770             353,044
Mustek, Ltd.                                                         25,208              32,589
Mvelaphanda Group, Ltd.                                              40,873              54,269
Nampak, Ltd.                                                         97,095             284,975
New Clicks Holdings, Ltd. *                                          39,503              59,351
Northam Platinum, Ltd.                                               43,977             258,945
Omnia Holdings, Ltd.                                                  5,039              40,495
Peregrine Holdings, Ltd.                                             54,272              85,333
Primedia, Ltd. *                                                     25,101              66,655
PSG Group, Ltd.                                                      21,133              72,216
Rainbow Chicken, Ltd.                                                59,705             103,973
Santam, Ltd.                                                         15,918             189,214
Spar Group, Ltd.                                                     10,739              63,038
Sun International, Ltd.                                              23,458             381,983
Tongaat-Hulett Group, Ltd.                                           13,561             184,794
Trencor, Ltd.                                                        19,947              83,356
Western Areas, Ltd. *                                                29,160             186,453
Wilson Bayly Holmes-Ovcon, Ltd.                                       5,031              51,365
                                                                              -----------------
                                                                                      6,300,096

SOUTH KOREA - 5.21%
Binggrae Company, Ltd.                                                  990              44,475
Bukwang Pharmaceutical Company, Ltd.                                  2,450              51,143
Byucksan Engineering & Construction
   Company, Ltd.                                                      4,400              44,552
Cheil Communications, Inc.                                              590             142,842
Chong Kun Dang Pharm Corp.                                            1,240              47,500
Choongwae Pharma Corp.                                                  990              50,387
CJ CGV Company, Ltd.                                                  2,000              48,959

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Crown Confectionery Company, Ltd.                                       310   $          43,530
Dacom Corp.                                                           7,910             182,142
Dae Han Flour Mills Company, Ltd.                                       230              53,704
Daeduck Electronics Company, Ltd.                                     6,110              53,188
Daeduck GDS Company, Ltd.                                             3,600              37,110
Daehan City Gas Company, Ltd.                                         1,530              43,792
Daekyo Company, Ltd.                                                  1,000              98,994
Daerim Corp. *                                                        1,180              30,155
Daesang Corp. *                                                       3,090              45,551
Daesung Industrial Company, Ltd.                                        550              50,837
Daewoo Motor Sales                                                    4,910             154,800
Daewoong Pharmaceutical Company, Ltd.                                   960              60,429
Daishin Securities Company, Ltd.                                      9,110             236,732
Daou Technology, Inc. *                                               5,570              39,557
DC Chemical Company, Ltd.                                             1,720              82,914
Dong Su Industrial Company, Ltd.                                      1,490              31,023
Dong Wha Pharmaceutical Industrial
   Company, Ltd.                                                      1,460              44,302
Dong-A Pharmaceutical Company, Ltd.                                   1,180             105,258
Dongbu Corp.                                                          3,980              81,369
Dongbu Hannong Chemicals Company, Ltd.                                2,060              47,879
Dongbu Securities Company, Ltd.                                       3,240              47,239
Dongbu Steel Company, Ltd.                                            3,980              40,599
DongbuElectronics Company, Ltd. *                                    17,000              41,432
Dongkuk Steel Mill Company, Ltd.                                      8,030             199,162
Dongwon F&B Company, Ltd.                                               640              42,352
Dongwon Systems Corp.                                                16,920              37,050
Doosan Corp. *                                                        1,300              72,459
Doosan Industrial Development Company, Ltd. *                        12,990             179,611
E1 Corp.                                                                890              40,796
Firstec Company, Ltd. *                                              31,110              44,020
FnC Kolon Corp.                                                       2,670              53,150
Fursys, Inc.                                                          2,920              82,477
Gwangju Shinsegae Company, Ltd.                                         260              44,343
Halla Climate Control Company, Ltd.                                  14,530             184,488
Halla Engineering & Construction Corp.                                1,480              42,839
Hana Financial Group, Inc.                                              579              29,593
Handok Pharmaceuticals Company, Ltd.                                  2,770              43,069
Handsome Company, Ltd.                                                3,160              58,994
Hanil Cement Manufacturing Company, Ltd.                              1,310             120,943
Hanjin Heavy Industries & Construction
   Company, Ltd.                                                      2,120              74,366
Hanjin Transportation Company, Ltd.                                   2,640              94,311
Hankuk Glass Industries, Inc.                                         1,080              48,808
Hankuk Paper Manufacturing Company, Ltd.                              1,070              36,037
Hanmi Pharm Company, Ltd.                                             1,450             205,950
Hansol CSN                                                            8,980              40,100
Hansol LCD, Inc.                                                        910              58,555
Hansol Paper Company, Inc.                                            8,310             137,256
Hanwha Chem Corp.                                                    11,170             140,624
Hanwha Securities Company                                             3,850              44,948
Honam Petrochemical Corp.                                             1,170              79,817

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Hotel Shilla Company, Ltd.                                            5,200   $          85,608
Huchems Fine Chemical Corp.                                           4,460              44,007
Hwa Sung Industrial Company, Ltd.                                     2,440              48,309
Hyosung Corp. *                                                       6,370             176,840
Hyundai Cement Company                                                  960              34,501
Hyundai Corp. *                                                       1,900              44,671
Hyundai Elevator Company, Ltd.                                        1,160              87,373
Hyundai H&S Company, Ltd.                                             1,210              94,654
Hyundai Hysco                                                        10,230             107,655
Hyundai Marine & Fire Insurance Company, Ltd.                        12,070             159,747
Hyundai Securities Company, Ltd.                                      8,890             130,095
Ilsung Pharmaceutical Company, Ltd.                                     650              52,596
Ilyang Pharmaceutical Company, Ltd.                                   2,380              56,597
Jeonbuk Bank                                                          4,050              41,400
KISWIRE, Ltd.                                                         1,480              43,157
Kolon Engineering & Construction Company, Ltd.                        2,190              45,834
Kolon Industries, Inc. *                                              3,240              51,946
Korea Development Corp.                                               1,290              33,175
Korea Development Financing Corp.                                       710              36,671
Korea Iron & Steel Company, Ltd.                                      2,550             121,553
Korea Kumho Petrochemical                                             4,530             150,131
Korea Line Corp.                                                      3,180             154,663
Korea Polyol Company, Ltd.                                              406              19,266
Korea Zinc Company, Ltd.                                              2,060             219,887
Korean Petrochemical Ind. Company, Ltd.                               1,280              67,075
Korean Reinsurance Company                                           10,350             120,834
KP Chemical Corp. *                                                  18,980              87,512
KPC Holdings, Inc. *                                                    174               5,973
KTBNetwork *                                                          6,720              38,540
Kumho Electric Company, Ltd.                                            700              29,940
Kumho Industrial Company, Ltd.                                        5,250             142,640
Kwang Dong Pharmaceutical Company, Ltd.                              10,360              34,948
Kyeryong Construction Industrial Company, Ltd.                        2,160              88,901
Kyobo Securities Company, Ltd.                                        3,590              40,367
LG Household & Health Care, Ltd.                                      2,200             243,826
LG International Corp.                                                9,430             218,158
LG Life Sciences, Ltd. *                                              1,060              56,687
LG Petrochemical Company, Ltd.                                        7,470             194,115
LIG Non-Life Insurance Company, Ltd.                                  8,940             139,004
Lotte Chilsung Beverage Company, Ltd.                                   160             197,127
Lotte Midopa Company, Ltd. *                                          9,850             191,308
Lotte Samkang Company, Ltd.                                             190              35,982
LS Cable, Ltd.                                                        4,270             181,717
LS Industrial Systems Company, Ltd.                                   3,710             129,142
Meritz Securities Company, Ltd.                                       5,270              48,767
Moorim Paper Company, Ltd.                                            3,770              40,039
Namyang Dairy Products Company, Ltd.                                     80              69,726
NCSoft Corp. *                                                        1,990             125,265
NH Investment & Securities Company, Ltd.                              9,650             134,987

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT               VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Nong Shim Company, Ltd.                                                 150   $          44,063
Nong Shim Holdings Company, Ltd.                                        490              46,398
Orion Corp.                                                             620             178,792
Ottogi Corp.                                                            350              38,791
Pacific Corp. *                                                         740             107,494
Pantech & Curitell Communications, Inc. *                            26,460              27,048
Pantech Company, Ltd. *                                              22,250              51,115
Poonglim Industrial Company, Ltd.                                     4,740              52,023
Poongsan Corp.                                                        5,650             148,644
Pulmuone Company, Ltd.                                                1,020              35,121
Pusan City Gas Company, Ltd.                                          1,820              42,986
S&T Corp.                                                             1,460              42,260
S&T Dynamics Company, Ltd.                                            6,810              47,923
S1 Corp.                                                              3,100             133,760
Saehan Industries, Inc. *                                             6,020              33,036
Sam Young Electronics Company, Ltd.                                   4,150              46,664
Sambu Construction Company, Ltd.                                      1,580              57,294
Samchully Company, Ltd.                                                 770              99,010
Samjin Pharmaceutical Company, Ltd.                                     630              36,606
Samsung Fine Chemicals Company, Ltd.                                  4,250             107,468
Samwhan Corp.                                                         1,500              40,835
Samyang Corp.                                                         1,580             104,897
Samyang Genex Company, Ltd.                                             400              37,876
SeAH Holdings Corp.                                                     560              53,749
Seoul Securities Company, Ltd.                                       26,110              44,671
Serim Paper Manufacturing Company, Ltd. *                             2,700              52,440
Shinyoung Securities Company, Ltd.                                    1,270              52,339
Sindo Ricoh Company, Ltd.                                             1,960             121,057
SK Chemicals Company, Ltd.                                            3,110             147,577
SK Gas Company, Ltd.                                                  1,000              52,133
SK Securities Company, Ltd.                                          68,860             106,326
SKC Company, Ltd.                                                     5,200             137,645
Solomon Mutual Savings Bank                                           1,530              32,432
Ssangyong Cement Industrial Company, Ltd. *                          12,410             184,945
Ssangyong Motor Company *                                            20,950             116,996
STX Corp.                                                             2,730              46,119
STX Engine Company, Ltd.                                              3,000              79,088
Sudo Pharmaceutical Industry Company, Ltd. *                         14,770              32,342
Sungshin Cement Company, Ltd.                                         2,140              33,504
Sungwon Corp. *                                                       9,330              65,858
Tae Young Corp.                                                       1,420             110,776
Taegu Department Store Company                                        2,330              46,633
Taekwang Industrial Company, Ltd.                                        70              56,039
Taihan Electric Wire Company, Ltd.                                    5,070             138,841
Tong Yang Investment Bank *                                          17,520             216,797
Tong Yang Major Corp. *                                               5,140              42,034
Union Steel                                                           1,390              40,233
Woongjin Coway Company, Ltd.                                          3,040              83,413
Woongjin Thinkbig Company, Ltd.                                       5,790             118,373
YESCO Company, Ltd.                                                   1,580              47,263
Youlchon Chemical Company, Ltd.                                       3,520              38,823
Young Poong Corp.                                                       376             101,146

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Youngone Corp.                                                        8,130   $          41,378
Yuhan Corp.                                                           1,360             263,410
Yungjin Pharmaceutical Company, Ltd. *                               11,000              34,798
                                                                              -----------------
                                                                                     13,320,710
SPAIN - 1.29%
Adolfo Dominguez                                                      1,580             109,053
Amper SA                                                              3,877              56,552
Avanzit SA *                                                          8,347              70,507
Baron de Ley *                                                          714              44,916
Campofrio Alimentacion SA                                             2,352              42,167
Construcciones y Auxiliar de Ferrocarriles SA                           288              51,671
Duro Felguera SA                                                      7,697              78,795
Electrificaciones del Norte                                           5,639             203,017
FAES FARMA SA (a)                                                     6,203             214,110
Grupo Empresarial Ence SA (a)                                         4,932             260,034
La Seda de Barcelona SA * (a)                                        84,819             263,190
Mecalux SA *                                                          3,078             126,529
Natra SA (a)                                                          4,190              60,562
Natraceutical SA *                                                   49,023             125,463
Obrascon Huarte Lain SA                                               7,972             227,282
Sociedad Nacional Inds., Aplicaciones Celulosa
   Espanola * (a)                                                     8,538              49,363
Sol Melia SA (a)                                                     12,473             244,955
SOS Cuetara SA (a)                                                    6,388             111,476
Tecnocom Telecomunicaciones y Energia SA *                            3,269              52,452
Tubacex SA (a)                                                       31,018             201,544
Tubos Reunidos SA                                                     5,645             129,575
Uralita SA (a)                                                       18,277             120,939
Vidrala SA                                                            4,037             126,444
Viscofan SA *                                                        11,089             203,511
Zeltia SA * (a)                                                      16,317             122,034
                                                                              -----------------
                                                                                      3,296,141

SWEDEN - 2.04%
Acando AB *                                                          14,000              25,713
Active Biotech AB *                                                   4,200              44,563
AddTech AB                                                            3,800              72,295
Angpanneforeningen AB, B Shares                                       2,000              39,294
Axfood AB                                                             5,750             216,684
Axis Communications AB (a)                                            9,900             127,497
Bergman & Beving AB (a)                                               5,500             146,493
Billerud Aktibolag AB (a)                                            11,500             198,592
Bong Ljungdahl AB *                                                   4,000              39,806
Cardo AB (a)                                                          5,000             171,591
Clas Ohlson AB                                                        2,250              49,063
Concordia Maritime AB                                                 6,500              44,519
D. Carnegie & Company AB (a)                                         52,789           1,054,528
Elekta AB, Series B (a)                                               6,000             131,492
Gunnebo AB (a)                                                        5,274              60,203
Haldex AB (a)                                                         3,300              74,615
Hoganas AG, B Shares                                                  7,400             194,933
IBS AB *                                                             17,000              51,002

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
Industrial & Financial Systems Corp. *                               56,000   $          73,349
JM AB                                                                14,400             291,873
Lindex AB * (a)                                                      10,000             147,444
LogicaCMG PLC (a)                                                    19,000              66,178
Micronic Laser Systems AB *                                           7,700              76,909
Munters AB (a)                                                        1,650              74,132
New Wave Group AB, B Shares (a)                                       6,000              72,002
Nibe Industrier AB, B Shares                                         10,200             142,183
Nobia AB                                                              9,700             343,534
Nolato AB                                                             3,400              33,089
Obsever AB * (a)                                                     18,200              87,896
OEM International AB                                                    900              22,654
Peab AB                                                               8,800             181,909
Pergo AB * (a)                                                        9,800              76,012
Proffice AB *                                                        10,000              28,099
Protect Data AB (a)                                                   5,000             134,639
Q-Med AB                                                             14,300             200,904
Rederi AB Transatlantic                                               9,000              60,851
Skanditek Industriforvaltning AB                                      9,500              59,504
SkiStar AB                                                            5,100             102,439
Studsvik AB                                                           1,200              42,499
Sweco AB *                                                            2,600              85,993
Teleca AB * (a)                                                      14,200              58,395
                                                                              -----------------
                                                                                      5,205,370

SWITZERLAND - 5.20%
Actelion, Ltd. *                                                      1,985             354,515
AFG Arbonia-Forster Holdings                                            351             131,638
Allreal Holding AG                                                      553              59,850
Also Holding AG                                                         779              40,234
Ascom Holding AG *                                                    5,820              72,473
Bank Coop AG                                                          1,189              80,986
Bank Sarasin & Compagnie AG                                              41             119,928
Banque Cantonale Vaudoise                                               530             227,228
Barry Callebaut AG *                                                    617             315,577
Basilea Pharmaceutica AG *                                              636             110,026
Belimo Holding AG                                                        55              51,711
Berner Kantonalbank                                                   1,072             181,870
Bucher Industries AG                                                  1,062             113,607
Charles Voegele Holding AG *                                            553              44,830
Clariant AG *                                                         5,086              71,622
Converium Holding AG                                                  9,789             128,442
Conzzeta Holding AG                                                      51              91,638
Cytos Biotechnology AG *                                                528              53,835
Daetwyler Holding AG                                                     21             104,776
Emmi AG                                                                 663              76,964
EMS-Chemie Holding AG                                                   993             114,773
Energiedienst Holding AG *                                              222              97,405
Flughafen Zuerich AG                                                    524             151,084
Forbo Holding AG *                                                      319             123,769
Galenica AG                                                             190              50,178
Georg Fischer AG *                                                      439             249,484

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Gurit Heberlein                                                         475   $         388,638
Helvetia Patria Holding                                                 769             244,862
Hiestand Holding AG                                                      37              42,673
Jelmoli Holding AG                                                       51             113,589
Kaba Holding AG *                                                       351             109,417
Kudelski SA (a)                                                       1,673              56,067
Kuoni Reisen Holding AG, Series B *                                   3,158           1,641,616
LEM Holding SA                                                          350              61,134
Lonza Group AG (a)                                                    4,035             337,557
Luzerner Kantonalbank *                                                 435              95,158
Medisize Holding AG *                                                 3,598             225,523
Mobilezone Holding AG                                                 8,109              47,439
Phoenix Mecano AG                                                       185              81,867
PubliGroupe SA *                                                        373             125,627
Rieter Holdings AG                                                    1,205             604,237
SEZ Holding AG *                                                      2,074              63,959
SIG Holding AG *                                                      3,911           1,197,929
Sika AG *                                                               225             323,618
St. Galler Kantonalbank                                                 320             131,378
Sulzer AG                                                               551             563,640
Swiss Prime Site AG *                                                 1,559              85,992
Swissfirst AG                                                           465              28,952
Swisslog Holding AG *                                                37,946              47,569
Swissquote Group Holding SA *                                           166              51,678
Tamedia AG                                                              447              52,711
Tecan Group AG                                                        2,047             119,753
Temenos Group AG *                                                    3,887              64,483
Valiant Holding *                                                     5,783             654,880
Valora Holding AG                                                       858             237,347
Verwaltungs-und Privat-Bank AG                                        5,047           1,366,619
Von Roll Holding AG *                                                20,062              60,863
Vontobel Holdings AG                                                 17,200             740,295
Zuger Kantonalbank AG                                                    35             110,860
                                                                              -----------------
                                                                                     13,296,373

TAIWAN - 3.48%
Ability Enterprise Company, Ltd.                                    168,000             127,733
Accton Technology Corp. *                                           169,000             112,562
Arima Communication Corp. *                                         112,000              93,290
Bank of Kaohsiung, Ltd.                                             246,000             116,328
Chicony Electronics Company, Ltd.                                    60,000              93,463
China Manmade Fibers, Ltd. *                                        503,000             111,156
China Metal Products, Inc., Ltd.                                     72,000             163,560
China Steel Chemical Corp.                                           66,000             103,829
China Synthetic Rubber Corp.                                        146,000             172,150
Chin-Poon Industrial Company, Ltd.                                  158,000             102,550
Chroma Ate, Inc.                                                    100,000             114,665
Chun Yuan Steel Industrial Company, Ltd.                            258,000             110,042
Chung Hsin Electric & Machinery Manufacturing Corp.                 156,000              94,502
Compeq Manufactuing Company, Ltd. *                                 237,000             112,805
Continental Engineering Corp.                                       197,000             167,439
Cosmos Bank Taiwan *                                                276,000             103,644

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Depo Auto Parts Industrial Company, Ltd.                             33,000   $          94,242
D-Link Corp.                                                        110,000             132,592
Elite Semiconductor Memory Technology, Inc.                         120,000             128,141
Evergreen International Storage & Transport Corp.                   210,000             116,180
Federal Corp.                                                       165,000             120,352
Feng Hsin Iron & Steel Company, Inc., Ltd.                          100,000             109,720
Formosa International Hotels Corp.                                   36,000             101,586
Formosan Rubber Group, Inc. *                                       234,000             148,261
Fu Sheng Industrial Company, Ltd.                                   119,000             114,384
Giant Manufacturing Company, Ltd.                                    51,000              78,813
Gigabyte Technology Company, Ltd.                                   165,000             128,512
Gold Circuit Electronics, Ltd.                                      167,000             119,747
Goldsun Development & Construction Company, Ltd.                    258,060             137,983
Great Taipei Gas Company, Ltd.                                      255,000             124,525
Hey Song Corp.                                                      255,000             119,402
Infortrend Technology, Inc.                                          70,000              99,845
International Semiconductor Technology, Ltd.                        115,000              96,144
King Yuan Electronics Company, Ltd.                                 138,000             117,719
Kinpo Electronics, Inc.                                             285,000             109,666
Lien Hwa Industrial Corp.                                           241,000             132,958
Merry Electronics Company, Ltd.                                      30,000              87,158
Nien Hsing Textile Company, Ltd.                                    186,000             109,226
Nien Made Enterprises Company, Ltd.                                 115,000             106,630
Opto Technology Corp. *                                             251,000             138,475
Pan-International Industrial Company, Ltd.                           90,000             250,626
Phoenixtec Power Company, Ltd.                                      100,000             110,648
Pihsiang Machinery Manufacturing Company, Ltd.                       49,000              98,136
Ruentex Industries, Ltd.                                            225,000             137,691
Sampo Corp. *                                                       551,256             137,154
Sanyo Electric Taiwan Company, Ltd.                                  51,000              39,564
Shihlin Electric & Engineering Corp.                                104,000             112,502
Shinkong Synthetic Fibers Corp. *                                   535,000             145,345
Silicon Integrated Systems Corp.                                    221,000             124,315
Sintek Photronic Corp. *                                            529,000             114,776
Sinyi Realty Company, Ltd.                                           22,000              57,388
Springsoft, Inc.                                                     68,000              93,105
Sunrex Technology Corp.                                             112,000             117,348
Ta Chen Stainless Pipe Company, Ltd.                                115,000             127,067
Ta Chong Bank, Ltd.                                                 318,000              98,285
Taichung Commercial Bank *                                          522,000             109,547
Tainan Spinning Company, Ltd. *                                     413,000             153,814
Taiwan Kolin Company, Ltd. *                                        422,000             122,342
Taiwan Life Insurance Company, Ltd.                                  83,000             110,564
Taiwan Mask Corp.                                                   186,000             108,938
Taiwan Secom                                                        119,000             202,655
Taiwan Styrene Monomer, Corp. *                                     266,000             117,153
Teco Electric & Machinery Company, Ltd.                             269,000             125,126
Ton Yi Industrial Corp.                                             361,000             130,542
Tong Yang Industry Company, Ltd.                                    133,000             108,316

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Tsann Kuen Enterprise Company, Ltd.                                  84,000   $          72,174
Union Bank of Taiwan *                                              413,000             116,031
Universal Scientific Industrial Company, Ltd.                       316,000             178,241
USI Corp.                                                           404,000             117,498
Waterland Financial Holdings                                        358,000             110,426
Yieh Phui Enterprise                                                287,830             129,882
Yuen Foong Yu Paper Manufacturing
   Company, Ltd.                                                    284,000             120,253
Yung Shin Pharmaceutical Industries
   Company, Ltd.                                                    121,000             103,591
Yungtay Engineering Company, Ltd.                                   200,000             116,520
Zyxel Communications Corp.                                           80,000              99,892
                                                                              -----------------
                                                                                      8,889,434

THAILAND - 0.42%
Amata Corp. PCL                                                     241,800              95,709
Cal-Comp Electronics Thailand PCL                                   304,200              36,970
Erawan Group PCL                                                    420,000              52,215
Home Product Center PCL                                             448,922              71,953
Kiatnakin Finance PCL                                                49,600              41,477
Kim Eng Securities Thailand PCL                                     181,100             121,154
Major Cineplex Group PCL                                             90,000              41,895
MBK PCL                                                              42,800              66,213
Robinson Department Store PLC *                                     331,700             104,480
Samart I-Mobile PCL                                                 224,500             109,512
Shin Satellite PCL *                                                382,500              92,760
Thai Plastic & Chemical PLC                                          98,800              46,818
Thoresen Thai Agencies PLC                                           80,100              63,075
Ticon Industrial Connection PLC                                      88,400              50,021
TT&T PLC *                                                        1,615,800              63,056
Vinythai PCL                                                        100,000              24,112
                                                                              -----------------
                                                                                      1,081,420

TURKEY - 0.70%
Acibadem Saglik Hizmetleri Ve Ticaret AS                              4,469              49,194
Aksa Akrilik Kimya Sanayii AS *                                      43,831             109,163
Alarko Holding AS                                                    37,180              92,598
Anadolu Cam Sanayii AS                                               29,117             100,162
Anadolu Hayat Emeklilik AS                                           34,000             114,152
Ayen Enerji AS *                                                     60,166              89,411
Aygaz AS *                                                           40,731              99,761
Borusan Mannesmann Boru Sanayi                                       13,810             122,565
Cimsa Cimento Sanayi ve Ticaret AS                                   15,848              94,859
Deva Holding AS                                                       9,443              63,018
Eczacibasi Ilac Sanayi *                                             17,155              57,360
Konya Cimento Sanayii AS                                                977              49,741
Mardin Cimento Sanayii ve Ticaret                                     8,752              44,257
Sarkuysan Elektrolitik Bakir                                         19,270              58,864
Tekstil Bankasi AS *                                                100,695             117,079
Trakya Cam Sanayi AS                                                 39,960              97,872
Turk Demir Dokum Fabrikalari AS                                      12,609              91,087
Ulker Gida Sanayi ve Ticaret AS                                      20,625              53,922
Vestel Elektronik Sanayi ve Tracaret AS *                            28,100              70,757

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Yapi Kredi Sigorta AS *                                              25,893   $          98,869
Zorlu Enerji Elektrik Uretim AS *                                    37,761             107,555
                                                                              -----------------
                                                                                      1,782,246

UNITED KINGDOM - 15.41%
A.G. Barr                                                             2,441              54,122
Abacus Group PLC                                                     13,889              51,142
Abbot Group PLC                                                      38,594             239,766
Aberdeen Asset Management PLC                                        72,297             244,859
Acal PLC                                                              5,883              34,173
AEA Technology PLC *                                                 18,852              34,337
Aga Foodservice Group PLC                                            25,077             207,392
Aggreko PLC                                                          98,123             760,780
Alfred McAlpine PLC                                                  15,100             168,365
Alizyme PLC *                                                        58,896              88,429
Amstrad PLC                                                          11,470              33,427
Anite Group PLC                                                      41,216              65,738
Antisoma PLC *                                                      137,552              97,507
Arena Leisure PLC                                                    50,686              46,909
Arla Foods UK PLC                                                    85,263             106,191
Arriva PLC                                                            9,180             125,631
Ashtead Group PLC                                                    42,119             119,014
Autonomy Corp. PLC *                                                 34,951             355,122
Aveva Group PLC                                                       7,896             111,168
Avis Europe PLC *                                                    65,846              95,298
Axis-Shield PLC *                                                     6,029              28,166
Axon Group PLC                                                        6,844              71,156
Babcock International Group                                          32,683             257,585
Bespak PLC                                                            7,040              81,789
Blacks Leisure Group PLC                                              5,193              41,413
Bloomsbury Publishing PLC                                            15,244              90,051
Bodycote International                                              295,612           1,433,396
Bovis Homes Group PLC                                                24,215             482,540
BPP Holdings PLC                                                      5,823              56,585
Brewin Dolphin Holdings PLC                                          36,061             127,104
Brit Insurance Holdings PLC                                          50,995             304,506
BSS Group PLC                                                         6,945              56,890
Burberry Group PLC                                                   57,558             682,292
Business Post Group PLC                                               6,109              56,177
Capital & Regional PLC                                               14,846             390,264
Care UK PLC                                                           6,169              67,054
Carillion PLC                                                        19,053             144,066
Carpetright PLC                                                       6,062             138,943
Centaur Media PLC                                                    37,860             104,557
Charles Stanley Group PLC                                             5,789              37,845
Chemring Group PLC                                                    7,531             231,634
Chloride Group                                                       46,548             135,424
Chrysalis Group PLC                                                  18,683              44,146
COLT Telecom Group SA * (a)                                          15,623              41,300
Communisis PLC                                                       29,820              51,966
Computacenter PLC                                                    15,726              76,177
Cookson Group PLC                                                    37,593             438,965

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Costain Group PLC *                                                  84,259   $         101,623
Countrywide PLC                                                      25,160             251,676
Cranswick PLC                                                         9,285             144,071
Crest Nicholson                                                      18,269             226,633
Croda International                                                  16,938             180,104
CSR PLC * (a)                                                         7,022              91,811
Dairy Crest Group PLC                                                26,977             334,659
Dana Petroleum PLC *                                                 12,006             293,149
Datamonitor PLC                                                      12,585             112,011
Davis Service Group PLC                                              30,431             305,151
De La Rue PLC                                                        24,603             310,780
Dechra Pharmaceuticals PLC                                           20,895              96,792
Delta PLC                                                            17,178              50,315
Detica Group PLC                                                     13,225              78,124
Development Securities PLC                                            9,003             112,572
Devro PLC                                                            33,835              76,285
Dicom Group PLC                                                      14,754              65,658
Diploma PLC                                                           2,919              44,833
Domestic & General Group                                              4,202              85,638
Domino Printing Sciences                                             29,115             161,672
DS Smith PLC                                                        179,314             632,909
DTZ Holdings PLC                                                     19,551             285,462
Electrocomponents PLC                                               121,262             671,561
Elementis PLC                                                        72,963             117,811
Emerald Energy PLC *                                                  6,316              24,003
Ennstone PLC                                                         39,739              37,169
Enodis PLC                                                           31,760             127,892
Enterprise PLC                                                       12,951             132,864
Entertainment Rights PLC *                                           57,976              34,819
Erinaceous Group PLC                                                 12,246              78,972
Euromoney Institutional Investor PLC                                 19,007             191,625
European Motor Holdings PLC                                          11,169              89,511
Evolution Group PLC                                                  41,382              93,708
Expro International Group                                             8,613             137,375
F&C Asset Management PLC                                            110,863             403,856
Fenner PLC                                                           16,871              66,774
Filtrona PLC                                                         35,950             193,962
Findel PLC                                                           15,671             194,867
First Choice Holidays PLC                                            37,488             189,158
FKI PLC                                                              45,272              88,922
Forth Ports PLC                                                       6,238             247,507
Fuller Smith & Turner                                                 1,929              55,760
Galiform PLC *                                                      112,844             283,862
Galliford Try PLC                                                    63,253             183,091
Game Group PLC                                                      182,118             317,369
Go-Ahead Group PLC                                                    4,821             200,968
Greene King PLC                                                      11,999             244,306
Gyrus Group PLC *                                                    30,914             225,229
Halfords Group PLC                                                   12,850              90,078
Halma PLC                                                            70,303             298,671
Headlam Group PLC                                                    15,591             170,540
Helical Bar PLC                                                      17,052             148,411

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Helphire PLC                                                         16,744   $         124,629
Henderson Group PLC                                                 140,275             343,198
Henry Boot PLC                                                        2,686              53,948
Highway Insurance Holdings PLC                                       55,651              78,351
Hill & Smith Holdings PLC                                            19,511              96,144
Hiscox PLC                                                           54,162             282,090
HMV Group PLC                                                        34,396             113,954
Holidaybreak PLC                                                      5,473              72,205
Homeserve PLC                                                        57,619           2,046,775
Homestyle Group PLC *                                                47,841             103,624
Hunting PLC                                                          24,225             255,084
IG Group Holdings PLC                                                22,657             131,946
Intec Telecom Systems PLC *                                          40,144              27,667
Interserve PLC                                                        6,095              46,686
Intertek Group PLC                                                   24,314             369,608
iSOFT Group PLC                                                     219,087             169,326
Isotron PLC                                                           3,348              53,894
ITE Group PLC                                                        44,002             130,400
J.D. Wetherspoon PLC                                                 24,171             308,059
James Fisher & Sons PLC                                              11,043             115,247
JJB Sports PLC                                                       34,953             162,429
JKX Oil & Gas PLC                                                    56,800             345,601
John Laing PLC                                                        9,595              75,952
John Wood Group PLC                                                  56,044             259,061
Johnson Service Group PLC                                            10,919              73,532
Keller Group PLC                                                     10,102             161,124
Kensington Group PLC                                                 18,377             275,196
Kier Group PLC                                                        2,616             109,050
Kiln PLC                                                             63,629             131,556
Lookers PLC                                                          35,795             112,246
Low & Bonar PLC                                                      45,266             113,645
Luminar PLC                                                          12,952             174,701
M.J. Gleeson Group PLC                                               11,305              79,025
Marshalls PLC                                                        22,799             157,015
Marylebone Warwick Balfour Group PLC *                               24,660             105,856
Matalan PLC                                                          36,694             143,605
Mcbride PLC                                                          26,220              91,127
Melrose Resources PLC                                                17,369             126,545
Metalrax Group PLC                                                   29,412              37,934
MICE Group PLC                                                       64,572              44,184
Michael Page International PLC                                       21,914             176,056
Minerva PLC *                                                         8,952              65,001
Misys PLC                                                            32,278             136,492
Mitie Group                                                          39,512             175,641
Morgan Crucible Company                                              40,098             203,512
Morgan Sindall PLC                                                   13,744             335,315
Morse PLC                                                            21,375              46,298
Mothercare PLC                                                       12,706              90,070
Mouchel Parkman PLC                                                  22,298             179,141
MyTravel Group PLC *                                                 74,690             322,456
N Brown Group PLC                                                    40,552             222,385
Northgate Information Solutions PLC                                  34,647              57,478

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Northgate PLC                                                         8,733   $         193,371
NSB Retail Systems PLC *                                             64,125              36,934
Oxford Biomedica PLC *                                               90,000              49,621
Pace Micro Technology PLC *                                          44,430              52,930
Pendragon PLC                                                        16,443             156,223
Premier Farnell PLC                                                  52,563             196,653
Premier Foods PLC                                                    16,880              90,658
Premier Oil PLC *                                                    16,835             447,522
Protherics PLC *                                                     31,033              39,109
Psion PLC                                                            17,318              38,875
PZ Cussons PLC                                                       32,680              96,204
QXL Ricardo PLC *                                                       202              38,483
Rathbone Brothers                                                     7,195             172,846
Raymarine PLC                                                        13,480             111,483
Redrow PLC                                                           32,950             426,923
Regus Group PLC *                                                   122,300             267,913
Renishaw PLC                                                          9,048             136,385
Rensburg Sheppards PLC                                                4,945              78,774
Restaurant Group PLC                                                 25,822             138,810
Retail Decisions PLC *                                               14,432              57,831
RHM PLC                                                              32,277             173,510
RM PLC                                                               11,530              38,710
Robert Walters PLC                                                   17,416              96,880
Robert Wiseman Dairies PLC                                            9,457              90,874
ROK PLC                                                               4,096              61,136
Rotork PLC                                                           11,244             178,674
Royalblue Group PLC                                                   3,727              69,719
RPC Group PLC                                                        19,627              95,459
RPS Group PLC                                                        47,731             250,241
Sanctuary Group PLC *                                                41,903               6,601
Savills PLC                                                          18,273             234,599
SDL PLC *                                                            10,149              42,567
Senior PLC                                                          136,652             166,831
Severfield-Rowen PLC                                                  1,973              54,196
Shanks Group PLC                                                     30,880             141,982
Shore Capital Group PLC                                              82,607             108,170
SIG PLC                                                              12,946             246,252
Skyepharma PLC *                                                    127,235              56,997
Smiths News PLC                                                      27,259              68,705
Soco International PLC *                                              9,700             258,045
Sondex PLC                                                            6,737              37,476
Speedy Hire PLC                                                       4,678              98,839
Spirax-Sarco Engineering PLC                                         28,330             528,280
Spirent Communications PLC *                                         74,246              79,678
SSL International PLC                                                38,577             257,131
St. Modwen Properties PLC                                            19,129             214,325
Stagecoach Group PLC                                                 36,547             102,190
Surfcontrol PLC *                                                     4,312              36,086
Taylor Nelson Sofres PLC                                             52,452             205,534
TDG PLC                                                              11,424              55,788
Ted Baker PLC                                                         4,286              50,025
Telent PLC * (a)                                                     12,810             119,815

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
The Weir Group PLC                                                   30,479   $         313,885
THUS Group PLC *                                                     17,980              59,479
Topps Tiles PLC                                                      25,009             121,882
Town Centre Securities PLC                                           11,969             143,059
TT electronics PLC                                                   25,281             109,393
UK Coal PLC *                                                        32,311             251,313
Ultra Electronics Holdings                                            4,987             106,055
Uniq PLC                                                             31,252             132,307
Vanco PLC *                                                           9,115              72,870
Venture Production PLC *                                             16,210             271,791
Vernalis PLC *                                                       62,378              71,241
Victrex PLC                                                          29,565             413,919
Viridian Group PLC                                                    7,576             196,767
Vitec Group PLC                                                       8,660              88,587
VT Group PLC                                                         12,096             106,944
W.S. Atkins PLC                                                      10,919             182,433
Wagon PLC                                                            23,762              64,570
Wellington Underwriting PLC                                          32,509              77,936
WH Smith PLC                                                         27,259             200,747
Whatman PLC                                                          50,013             255,065
Wincanton PLC                                                         9,755              68,286
Wolfson Microelectronics PLC *                                       17,835              96,401
Wolverhampton & Dudley Brew PLC                                      17,788             553,767
Woolworths Group PLC                                                 94,167              67,680
WSP Group PLC                                                         6,248              61,269
Xaar PLC                                                              8,223              35,946
Xansa PLC                                                            21,636              31,314
Yule Catto & Company PLC                                             83,739             371,004
                                                                              -----------------
                                                                                     39,384,767

UNITED STATES - 1.00%
Akita Drilling, Ltd.                                                  2,100              31,095
Bow Valley Energy, Ltd. *                                            12,900              69,623
Canadian Hydro Developers, Inc. *                                    12,800              64,149
Cangene Corp. *                                                       4,700              33,067
Celtic Exploration, Ltd. *                                            4,200              49,641
Chai-Na-Ta Corp. *                                                    2,688                 161
GSI Group, Inc. *                                                    61,283             563,804
International Uranium Corp. *                                         8,500              75,143
Quest Capital Corp.                                                  31,000              82,840
Real Resources, Inc. *                                                6,200              94,248
Savanna Energy Services Corp. *                                       5,500              90,594
Silvercorp Metals, Inc. *                                             9,100             129,960
St. Lawrence Cement Group, Inc.                                       1,600              40,654
Steiner Leisure, Ltd. *                                              25,841           1,157,677
Stratos Global Corp. *                                                6,300              26,219
Transat AT, Inc., Class B                                               900              22,694
Van Houtte, Inc.                                                      2,200              33,925
                                                                              -----------------
                                                                                      2,565,494
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $ 237,220,411)                                      $     251,710,268
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
PREFERRED STOCKS - 0.27%

BRAZIL - 0.16%
Klabin SA, ADR                                                       48,000   $         115,103
Sadia SA, ADR                                                        36,000             114,383
Suzano Bahia Sul Papel e Celulose SA *                               10,000              95,319
Weg SA                                                               15,000              89,924
                                                                              -----------------
                                                                                        414,729

GERMANY - 0.11%
Hugo Boss AG (a)                                                      5,192             268,165
                                                                              -----------------
TOTAL PREFERRED STOCKS
   (Cost $559,332)                                                            $         682,894
                                                                              -----------------

WARRANTS - 0.00%

AUSTRALIA - 0.00%
Horizon Oil, Ltd.                                                     9,603                   0

HONG KONG - 0.00%
Champion Technology Holdings, Ltd.                                   49,600                   0

SINGAPORE - 0.00%
Bukit Sembawang Estates, Ltd.                                         4,000              11,579
                                                                              -----------------
TOTAL WARRANTS (Cost $10,905)                                                 $          11,579
                                                                              -----------------
RIGHTS - 0.03%

AUSTRALIA - 0.01%
Australian Pipeline Trust                                            15,271               5,788
Tower Australia Group, Ltd.                                           6,203               3,747
                                                                              -----------------
                                                                                          9,535

SOUTH KOREA - 0.00%
Samjin Pharmaceutical Company, Ltd.                                      73                 914

THAILAND - 0.02%
Home Product Center PCL                                             448,922              59,439
                                                                              -----------------
TOTAL RIGHTS
   (Cost $0)                                                                  $          69,888
                                                                              -----------------

SHORT TERM INVESTMENTS - 18.72%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      47,839,232   $      47,839,232
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $47,839,232)                                                         $      47,839,232
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.76%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,949,214 on 12/01/2006,
   collateralized by $1,930,000
   Federal National Mortgage
   Association, 5.45% due
   10/18/2021 (valued at $1,992,725,
   including interest) (c)                                $       1,949,000   $       1,949,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,949,000)                                                          $       1,949,000
                                                                              -----------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL COMPANY FUND)
   (COST $287,578,880) - 118.28%                                              $     302,262,861
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.28)%                                    (46,706,509)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     255,556,352
                                                                              =================

The portfolio had the following five top industry concentrations as of November 30, 2006 (as a percentage of total net assets):

Building Materials & Construction   6.95%
Banking                             4.50%
Food & Beverages                    4.49%
Electronics                         3.93%
Business Services                   3.75%

INTERNATIONAL VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.46%

AUSTRALIA - 1.88%
National Australia Bank, Ltd.                                       448,016   $      13,860,060
Qantas Airways, Ltd., ADR                                         1,720,771           6,725,668
                                                                              -----------------
                                                                                     20,585,728

BELGIUM - 1.59%
Agfa Gevaert NV (a)                                                 281,220           6,682,583
Belgacom SA (a)                                                     250,420          10,739,131
                                                                              -----------------
                                                                                     17,421,714

CANADA - 1.37%
Domtar, Inc. *                                                    1,139,444           8,176,323
Quebecor World, Inc.                                                583,900           6,804,109
                                                                              -----------------
                                                                                     14,980,432

CAYMAN ISLANDS - 1.62%
ACE, Ltd.                                                           239,736          13,626,594
XL Capital, Ltd., Class A (a)                                        58,833           4,184,203
                                                                              -----------------
                                                                                     17,810,797

CHINA - 1.31%
China Telecom Corp., Ltd.                                        31,087,589          14,388,424

DENMARK - 1.77%
Vestas Wind Systems AS *                                            503,457          19,457,773

FINLAND - 2.40%
Stora Enso Oyj, R Shares - EUR (a)                                  720,110          11,239,201
UPM-Kymmene Oyj                                                     605,431          15,093,245
                                                                              -----------------
                                                                                     26,332,446

FRANCE - 8.96%
AXA Group (a)                                                       425,376          16,132,406
France Telecom SA (a)                                             1,003,061          26,070,150
Sanofi-Aventis (a)                                                  252,626          22,210,160
Thomson                                                           1,022,080          18,974,618
Total SA (a)                                                        210,352          14,937,098
                                                                              -----------------
                                                                                     98,324,432

GERMANY - 4.96%
Bayerische Motoren Werke (BMW) AG                                   191,764          10,593,671
Deutsche Post AG                                                    419,401          12,513,307
E.ON AG                                                              35,799           4,602,816
Muenchener Rueckversicherungs-
   Gesellschaft AG                                                   78,476          12,799,768

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Siemens AG                                                          146,169   $      13,930,382
                                                                              -----------------
                                                                                     54,439,944

HONG KONG - 1.51%
Hutchison Whampoa, Ltd.                                           1,765,620          16,604,861

ISRAEL - 1.66%
Check Point Software Tech., Ltd., ADR *                             794,420          18,192,218

ITALY - 3.76%
Eni SpA                                                             479,819          15,728,453
Mediaset SpA (a)                                                  1,325,923          15,736,258
UniCredito Italiano SpA (a)                                       1,129,147           9,762,436
                                                                              -----------------
                                                                                     41,227,147

JAPAN - 4.38%
Konica Minolta Holdings, Inc. (a)                                 1,108,462          16,114,712
Mitsubishi UFJ Financial Group, Inc.                                    460           5,891,312
Sony Corp. (a)                                                      384,914          15,255,332
Takeda Pharmaceutical Company, Ltd.                                 165,186          10,806,561
                                                                              -----------------
                                                                                     48,067,917

NETHERLANDS - 6.38%
ING Groep NV                                                        457,832          19,542,820
Koninklijke (Royal) Philips Electronics NV                          372,296          13,867,566
Reed Elsevier NV (a)                                              1,342,355          22,641,991
Royal Dutch Shell PLC, B Shares GBP                                 389,243          13,926,555
                                                                              -----------------
                                                                                     69,978,932

NORWAY - 3.55%
Norske Skogindustrier ASA (a)                                       828,524          13,801,552
Telenor ASA                                                       1,462,611          25,136,695
                                                                              -----------------
                                                                                     38,938,247

PORTUGAL - 0.43%
Portugal Telecom, SGPS, SA                                          361,056           4,653,727

SINGAPORE - 3.31%
Flextronics International, Ltd. *                                   670,540           7,543,575
Singapore Telecommunications, Ltd. (a)                            6,532,000          12,236,745
Venture Corp., Ltd.                                               1,842,840          16,542,227
                                                                              -----------------
                                                                                     36,322,547

SOUTH KOREA - 3.84%
Kookmin Bank, SADR                                                   94,451           7,390,791
KT Corp., Sponsored ADR                                             181,994           4,622,648
Samsung Electronics Company, Ltd., GDR                                   64              21,888
Samsung Electronics Company, Ltd.,
   GDR-London                                                        57,800          19,767,600
SK Telecom Company, Ltd., SADR                                      399,323          10,354,445
                                                                              -----------------
                                                                                     42,157,372

SPAIN - 4.39%
Banco Santander Central Hispano SA (a)                              315,890           5,742,929
Gamesa Corp. Tecno SA                                               411,684          10,852,767
Repsol SA (a)                                                       542,822          19,506,837
Telefonica SA - EUR (a)                                             591,599          11,994,856
                                                                              -----------------
                                                                                     48,097,389

INTERNATIONAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SWEDEN - 0.74%
Securitas AB, B Shares (a)                                          463,848   $       6,380,956
Securitas Systems AB, B Shares *                                    463,848           1,717,428
                                                                              -----------------
                                                                                      8,098,384

SWITZERLAND - 2.80%
Nestle SA                                                            36,727          12,983,595
Swiss Re                                                            140,663          12,026,096
UBS AG                                                               94,648           5,699,209
                                                                              -----------------
                                                                                     30,708,900

TAIWAN - 6.07%
Chunghwa Telecom Company, Ltd., ADR                                 733,497          13,936,435
Compal Electronics, Inc., GDR                                     2,323,250          10,338,464
Compal Electronics, Inc.                                          6,314,240           5,796,103
Lite-On Technology Corp.                                          1,109,132          14,360,488
Mega Financial Holding Company, Ltd.                             29,171,000          22,088,997
                                                                              -----------------
                                                                                     66,520,487

UNITED KINGDOM - 26.78%
Amvescap PLC                                                        382,002           4,137,103
Aviva PLC                                                           910,350          14,116,496
BAE Systems PLC                                                     610,443           4,651,832
BBA Aviation PLC                                                  1,154,344           6,495,154
Boots Group PLC                                                     907,312          14,158,717
BP PLC                                                            1,555,842          17,585,120
British Sky Broadcasting Group PLC                                1,900,376          19,776,639
Centrica PLC                                                      2,211,102          14,400,468
Compass Group PLC                                                 4,946,797          27,955,930
Fiberweb PLC *                                                      343,555           1,224,455
GlaxoSmithKline PLC                                                 923,415          24,565,196
Group 4 Securicor PLC                                             4,390,390          14,675,092
HSBC Holdings PLC                                                   971,360          17,941,181
Old Mutual PLC                                                    4,908,112          16,043,182
Pearson PLC                                                         808,116          11,942,421
Reed Elsevier PLC                                                    89,874             983,959
Rentokil Initial PLC                                              3,336,007           9,853,401
Royal Bank of Scotland Group PLC GBP                                706,882          25,639,203
Tesco PLC                                                         1,174,590           9,049,167
Unilever PLC                                                        511,051          13,716,019
Vodafone Group PLC                                                9,362,336          24,795,591
                                                                              -----------------
                                                                                    293,706,326
                                                                              -----------------
TOTAL COMMON STOCKS
   (Cost $865,392,514)                                                        $   1,047,016,144
                                                                              -----------------

SHORT TERM INVESTMENTS - 16.61%
Dresdner Bank AG Euro Dollar Time Deposit
   5.30% due 12/01/2006                                   $      42,400,000   $      42,400,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                          139,799,686         139,799,686
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $182,199,686)                                                        $     182,199,686
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 0.14%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,572,172 on 12/01/2006,
   collateralized by $1,620,000
   Federal Home Loan Bank, 3.125%
   due 05/15/2007 (valued at
   $1,607,850, including interest) (c)                    $       1,572,000   $       1,572,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,572,000)                                                          $       1,572,000
                                                                              -----------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE FUND)
   (COST $1,049,164,200) - 112.21%                                            $   1,230,787,830
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.21)%                                   (133,922,302)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,096,865,528
                                                                              =================

The portfolio had the following five top industry concentrations as of November 30, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services   14.49%
Insurance                                  9.89%
Electronics                                8.39%
Banking                                    6.23%
Pharmaceuticals                            5.25%

INVESTMENT QUALITY BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 22.24%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 5.15%
   1.875% due 07/15/2013                                  $       3,425,779   $       3,360,477
   2.375% due 04/15/2011 (a)                                      3,681,252           3,701,528
                                                                              -----------------
                                                                                      7,062,005

U.S. TREASURY BONDS - 8.54%
   6.25% due 08/15/2023 (a)                                       2,000,000           2,364,375
   7.875% due 02/15/2021 (a)                                      2,339,000           3,119,641
   8.125% due 08/15/2019 to 08/15/2021 (a)                        1,310,000           1,764,599
   8.75% due 08/15/2020 (a)                                       1,535,000           2,172,265
   8.875% due 08/15/2017 to 02/15/2019 (a)                        1,655,000           2,281,495
                                                                              -----------------
                                                                                     11,702,375

U.S. TREASURY NOTES - 8.55%
   4.25% due 08/15/2013 (a)                                       9,700,000           9,598,453
   6.50% due 02/15/2010 (a)                                       2,000,000           2,118,594
                                                                              -----------------
                                                                                     11,717,047
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $29,564,362)                                                         $      30,481,427
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.87%

FEDERAL HOME LOAN BANK - 1.56%
   5.80% due 09/02/2008                                           2,105,000           2,135,733

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. - 2.29%
   4.00% due 11/15/2019                                   $         135,265   $         123,659
   5.00% due 03/01/2019 to 12/01/2019                               837,920             830,789
   6.30% due 03/15/2023                                               5,537               5,544
   6.50% due 04/01/2029 to 08/01/2034                                33,501              34,259
   6.625% due 09/15/2009                                          2,030,000           2,130,079
   7.50% due 06/01/2010 to 05/01/2028                                11,320              11,744
                                                                              -----------------
                                                                                      3,136,074

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.67%
   3.125% due 12/15/2007                                            541,000             530,732
   4.682% due 05/01/2013                                            199,041             196,289
   4.86% due 01/01/2015                                           2,999,418           2,983,991
   4.874% due 02/01/2013                                            358,446             356,951
   5.00% due 03/01/2019 to 06/01/2019                             1,700,051           1,686,691
   5.25% due 04/15/2007                                             676,000             676,087
   5.50% due 08/01/2035 to 11/01/2035                             1,392,315           1,387,932
   5.636% due 12/01/2011                                            225,134             231,018
   5.885% due 11/01/2011                                            237,405             245,485
   6.051% due 03/01/2012 to 05/01/2012                              262,333             273,493
   6.085% due 10/01/2011                                            154,059             159,418
   6.28% due 04/01/2011                                             135,265             140,843
   6.34% due 01/01/2008                                              32,815              32,871
   6.43% due 01/01/2008                                              38,161              38,216
   6.44% due 02/01/2011                                             469,695             489,838
   6.46% due 06/01/2009                                             184,492             188,669
   6.50% due 09/01/2031                                                 145                 149
   6.625% due 09/15/2009                                            850,000             891,000
   6.80% due 10/01/2007                                               3,972               3,975
   7.00% due 06/01/2029                                                 565                 584
                                                                              -----------------
                                                                                     10,514,232

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.29%
   6.00% due 08/15/2008 to 04/15/2035                               115,396             117,274
   6.50% due 06/15/2028 to 08/15/2034                                61,292              63,210
   7.00% due 11/15/2031 to 05/15/2033                               202,144             209,112
   8.00% due 07/15/2030 to 10/15/2030                                 3,657               3,881
                                                                              -----------------
                                                                                        393,477

HOUSING & URBAN DEVELOPMENT - 0.06%
   7.498% due 08/01/2011                                             81,000              86,333
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $16,252,272)                                                         $      16,265,849
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.25%

MEXICO - 0.02%
Government of Mexico
   6.75% due 09/27/2034                                              30,000              32,775

SOUTH AFRICA - 0.11%
Republic of South Africa
   7.375% due 04/25/2012                                            143,000             155,327

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
TRINIDAD AND TOBAGO - 0.12%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                                   $         117,000   $         159,412
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $352,807)                                                               $         347,514
                                                                              -----------------
CORPORATE BONDS - 40.55%

ADVERTISING - 0.01%
R.H. Donnelley Corp., Series A-2
   6.875% due 01/15/2013                                             10,000               9,575
AEROSPACE - 0.37%
Argo-Tech Corp.
   9.25% due 06/01/2011                                               5,000               5,188
Goodrich Corp.
   7.10% due 11/15/2027                                             240,000             272,540
Northrop Grumman Corp.
   7.875% due 03/01/2026                                             15,000              18,965
Raytheon Company
   4.85% due 01/15/2011 (a)                                         208,000             206,044
                                                                              -----------------
                                                                                        502,737

AGRICULTURE - 0.38%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                             135,000             154,405
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                                              79,000              75,334
Case New Holland, Inc.
   7.125% due 03/01/2014                                             10,000              10,075
   9.25% due 08/01/2011                                              12,000              12,735
Monsanto Company
   5.50% due 07/30/2035                                             125,000             120,270
   5.50% due 08/15/2025                                             135,000             133,144
Mosaic Company
   7.375% due 12/01/2014                                              5,000               5,081
   7.625% due 12/01/2016                                              5,000               5,113
                                                                              -----------------
                                                                                        516,157

AIR TRAVEL - 0.54%
American Airlines
   3.857% due 07/09/2010                                             24,257              23,287
Continental Airlines, Inc., Series 974A
   6.90% due 01/02/2018                                             125,059             130,686
Continental Airlines, Inc., Series 981A
   6.648% due 09/15/2017                                            293,934             301,282
Continental Airlines, Inc., Series ERJ1
   9.798% due 04/01/2021                                             14,400              15,696
Southwest Airlines Company
   5.125% due 03/01/2017                                            200,000             192,542
   5.25% due 10/01/2014                                              84,000              83,258
                                                                              -----------------
                                                                                        746,751

ALUMINUM - 0.31%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                             27,000              27,631
   6.45% due 03/15/2011                                             159,000             166,086

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ALUMINUM (CONTINUED)
Alcoa, Inc.
   6.75% due 01/15/2028                                   $         208,000   $         237,668
                                                                              -----------------
                                                                                        431,385

AUTO PARTS - 0.01%
Tenneco Automotive, Inc., Series B
   10.25% due 07/15/2013                                              1,000               1,092
TRW Automotive, Inc.
   11.00% due 02/15/2013                                              2,000               2,195
United Rentals North America, Inc.
   6.50% due 02/15/2012                                              10,000               9,800
                                                                              -----------------
                                                                                         13,087

AUTOMOBILES - 0.48%
Chrysler Corp.
   7.45% due 02/01/2097                                             135,000             141,227
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008                                             305,000             302,478
   8.50% due 01/18/2031                                             150,000             183,306
Ford Motor Company
   7.45% due 07/16/2031 (a)                                          10,000               7,912
General Motors Corp.
   8.375% due 07/15/2033 (a)                                         29,000              26,426
                                                                              -----------------
                                                                                        661,349

BANKING - 4.28%
American Express Centurion Bank
   4.375% due 07/30/2009                                            250,000             246,564
Bank of America Corp.
   4.375% due 12/01/2010                                            436,000             426,857
   7.40% due 01/15/2011                                             402,000             437,847
BB & T Corp.
   4.90% due 06/30/2017                                             192,000             184,887
Chase Manhattan Corp.
   7.00% due 11/15/2009                                             135,000             142,334
China Development Bank
   5.00% due 10/15/2015                                             175,000             173,018
Citicorp
   6.375% due 11/15/2008                                            231,000             236,424
First Republic Bank of San Francisco
   7.75% due 09/15/2012                                             111,000             123,437
First Union National Bank
   7.80% due 08/18/2010                                             350,000             380,221
Frost National Bank
   6.875% due 08/01/2011                                            135,000             144,519
HBOS PLC
   6.00% due 11/01/2033                                             210,000             222,168
Huntington National Bank
   4.90% due 01/15/2014 (a)                                         250,000             242,273
National Australia Bank, Ltd.
   8.60% due 05/19/2010                                              23,000              25,604
National City Corp.
   6.875% due 05/15/2019                                            260,000             292,241
NBD Bancorp
   8.25% due 11/01/2024                                             270,000             340,561
Regions Financial Corp.
   7.00% due 03/01/2011                                              12,000              12,878

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Republic New York Corp.
   9.50% due 04/15/2014                                   $         135,000   $         167,945
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                                             696,000             721,580
RSHB Capital SA
   7.175% due 05/16/2013                                            250,000             263,575
Sanwa Bank Ltd., New York Branch
   7.40% due 06/15/2011                                             300,000             327,636
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                                              30,000              29,544
VTB Capital SA
   6.25% due 07/02/2035                                             150,000             154,125
Wachovia Corp.
   5.50% due 08/01/2035                                             250,000             245,383
Wells Fargo Bank NA
   7.55% due 06/21/2010                                             300,000             324,435
                                                                              -----------------
                                                                                      5,866,056

BROADCASTING - 1.20%
British Sky Broadcasting Group PLC
   5.625% due 10/15/2015                                            300,000             298,840
CanWest Media, Inc.
   8.00% due 09/15/2012                                              10,000              10,325
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                             400,000             415,118
Comcast Cable Communications
   8.50% due 05/01/2027                                             189,000             238,641
CSC Holdings, Inc.
   7.625% due 07/15/2018                                             21,000              20,737
Grupo Televisa SA
   6.625% due 03/18/2025                                            250,000             264,003
Liberty Media Corp.
   5.70% due 05/15/2013 (a)                                           4,000               3,809
   7.875% due 07/15/2009                                              9,000               9,407
   8.25% due 02/01/2030 (a)                                           2,000               2,010
News America Holdings, Inc.
   7.75% due 01/20/2024 (a)                                         328,000             375,746
                                                                              -----------------
                                                                                      1,638,636

BUILDING MATERIALS & CONSTRUCTION - 0.43%
American Standard, Inc.
   7.375% due 02/01/2008                                            135,000             137,095
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                             273,000             304,507
SCL Terminal Aereo Santiago
   6.95% due 07/01/2012                                             148,237             151,884
                                                                              -----------------
                                                                                        593,486

BUSINESS SERVICES - 0.19%
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                               1,000               1,065
FedEx Corp., Series 981A
   6.72% due 01/15/2022                                             157,637             171,590
Invensys PLC
   9.875% due 03/15/2011 (a)                                          2,000               2,155
Rental Service Corp.
   9.50% due 12/01/2014                                              20,000              20,250

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                  $          23,000   $          24,121
   10.25% due 08/15/2015                                              4,000               4,240
West Corp.
   11.00% due 10/15/2016                                             10,000               9,950
Xerox Corp.
   6.40% due 03/15/2016                                              10,000              10,403
   7.20% due 04/01/2016                                              15,000              16,369
                                                                              -----------------
                                                                                        260,143

CABLE AND TELEVISION - 1.67%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                              13,000              12,772
Charter Communications Holdings I LLC/Charter
   Communications Holdings I Capital Corp.
   11.00% due 10/01/2015                                             25,000              24,500
Comcast Corp.
   5.85% due 11/15/2015                                             350,000             355,585
   6.50% due 11/15/2035                                             175,000             181,748
Cox Communications, Inc.
   7.125% due 10/01/2012                                            208,000             224,571
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                             64,000              62,940
LIN Television Corp.
   6.50% due 05/15/2013                                               5,000               4,750
LIN Television Corp., Series B
   6.50% due 05/15/2013                                               7,000               6,650
Mediacom Broadband LLC
   8.50% due 10/15/2015                                              37,000              37,046
Mediacom LLC/Mediacom Capital Corp.
   7.875% due 02/15/2011 (a)                                          5,000               4,988
   9.50% due 01/15/2013                                               4,000               4,110
Quebecor Media, Inc.
   7.75% due 03/15/2016                                              10,000              10,125
Rogers Cable, Inc.
   6.25% due 06/15/2013                                              10,000               9,950
Shaw Communications, Inc.
   8.25% due 04/11/2010                                               4,000               4,235
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                               6,000               6,180
TCI Communications, Inc.
   8.75% due 08/01/2015                                             183,000             219,816
Time Warner, Inc.
   7.25% due 10/15/2017 (a)                                          60,000              66,625
   7.70% due 05/01/2032                                             427,000             494,344
Viacom, Inc.
   6.25% due 04/30/2016                                             277,000             280,315
   7.875% due 07/30/2030                                            250,000             278,820
                                                                              -----------------
                                                                                      2,290,070

CELLULAR COMMUNICATIONS - 0.59%
American Cellular Corp., Series B
   10.00% due 08/01/2011                                              6,000               6,330
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                             94,000             103,553
   8.75% due 03/01/2031                                             217,000             289,570

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Cingular Wireless LLC
   7.125% due 12/15/2031                                  $          67,000   $          76,786
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                             56,000              63,654
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011 (a)                                         15,000              15,638
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                             27,000              30,645
Vodafone Group PLC
   7.75% due 02/15/2010                                             211,000             226,811
                                                                              -----------------
                                                                                        812,987

CHEMICALS - 0.76%
Agrium, Inc.
   7.125% due 05/23/2036                                            225,000             244,880
Cytec Industries, Inc.
   4.60% due 07/01/2013 (a)                                         135,000             126,585
   5.50% due 10/01/2010                                              90,000              89,758
Dow Chemical Company
   5.75% due 12/15/2008                                              54,000              54,654
   6.00% due 10/01/2012                                             154,000             160,304
Equistar Chemicals LP
   10.625% due 05/01/2011                                             8,000               8,540
Georgia Gulf Corp.
   9.50% due 10/15/2014                                              35,000              34,125
IMC Global, Inc.
   7.30% due 01/15/2028                                               3,000               2,730
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                            43,000              46,386
   11.25% due 06/01/2011                                              4,000               4,225
Lyondell Chemical Company
   8.00% due 09/15/2014                                              15,000              15,469
Methanex Corp.
   8.75% due 08/15/2012                                               4,000               4,320
Millennium America, Inc.
   9.25% due 06/15/2008                                               4,000               4,150
Nalco Company
   7.75% due 11/15/2011                                               4,000               4,080
Potash Corp.
   4.875% due 03/01/2013                                            250,000             244,651
                                                                              -----------------
                                                                                      1,044,857

CONTAINERS & GLASS - 0.02%
Crown Americas LLC
   7.625% due 11/15/2013                                              5,000               5,125
   7.75% due 11/15/2015                                               5,000               5,137
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                              16,000              16,480
                                                                              -----------------
                                                                                         26,742

CRUDE PETROLEUM & NATURAL GAS - 0.19%
Burlington Resources Finance Company
   7.40% due 12/01/2031                                             159,000             197,001
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                              20,000              19,100
   6.625% due 01/15/2016                                             12,000              11,850
   7.50% due 09/15/2013                                               3,000               3,097

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Chesapeake Energy Corp. (Continued)
   7.625% due 07/15/2013                                  $          10,000   $          10,425
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                             15,000              15,619
                                                                              -----------------
                                                                                        257,092

DOMESTIC OIL - 0.53%
Delta Petroleum Corp.
   7.00% due 04/01/2015                                              25,000              23,562
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                            305,000             326,101
Exco Resources, Inc.
   7.25% due 01/15/2011                                               4,000               3,960
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                               2,000               2,107
Motiva Enterprises LLC
   5.20% due 09/15/2012                                             148,000             147,988
Valero Energy Corp.
   8.75% due 06/15/2030                                             162,000             211,321
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                               3,000               3,000
   7.25% due 05/01/2013                                               3,000               3,000
                                                                              -----------------
                                                                                        721,039

DRUGS & HEALTH CARE - 0.03%
Allegiance Corp.
   7.00% due 10/15/2026                                              13,000              14,272
Biovail Corp.
   7.875% due 04/01/2010                                             10,000              10,075
Rite Aid Corp.
   8.125% due 05/01/2010                                             18,000              18,765
                                                                              -----------------
                                                                                         43,112

ELECTRICAL EQUIPMENT - 0.14%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                             187,000             186,333

ELECTRICAL UTILITIES - 2.52%
Abu Dhabi National Energy Company
   5.875% due 10/27/2016 (a)                                        110,000             112,855
AES Corp.
   9.00% due 05/15/2015                                              14,000              15,032
Alabama Power Company
   5.875% due 12/01/2022                                             63,000              65,416
Arizona Public Service Company
   6.375% due 10/15/2011                                            135,000             139,962
Avista Corp.
   9.75% due 06/01/2008                                              17,000              17,914
Baltimore Gas & Electric Company
   6.35% due 10/01/2036                                              75,000              79,254
Carolina Power & Light Company
   6.50% due 07/15/2012                                             371,000             393,612
CMS Energy Corp.
   8.50% due 04/15/2011                                               4,000               4,370
Commonwealth Edison Company
   6.15% due 03/15/2012                                              92,000              94,694

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Duke Energy Corp.
   5.375% due 01/01/2009                                  $         135,000   $         135,214
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                                             15,000              14,175
   8.375% due 05/01/2016 (a)                                         25,000              26,000
Edison Mission Energy
   7.75% due 06/15/2016                                              20,000              20,900
Georgia Power Company
   5.25% due 12/15/2015                                             150,000             150,962
Midwest Generation LLC
   8.75% due 05/01/2034                                               6,000               6,510
Nevada Power Company
   9.00% due 08/15/2013                                               3,000               3,256
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                                              74,000              72,755
Northern States Power Company
   6.25% due 06/01/2036                                             125,000             138,387
   6.50% due 03/01/2028                                              67,000              74,777
NSTAR
   8.00% due 02/15/2010                                             270,000             292,774
Ohio Edison Company
   4.00% due 05/01/2008                                             312,000             306,641
Old Dominion Electric Cooperative
   6.25% due 06/01/2011                                             141,000             147,432
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                            158,000             164,596
Pacificorp
   6.375% due 05/15/2008                                            135,000             137,027
Pacificorp Australia LLC
   6.15% due 01/15/2008                                             111,000             111,935
PSEG Power LLC
   8.625% due 04/15/2031                                            154,000             203,194
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                              54,000              61,152
Reliant Energy, Inc.
   6.75% due 12/15/2014                                              15,000              14,587
Southern California Edison Company
   6.00% due 01/15/2034 (a)                                         201,000             212,974
TXU Corp., Series O
   4.80% due 11/15/2009                                              74,000              72,633
TXU Corp., Series P
   5.55% due 11/15/2014                                              26,000              24,983
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                              94,000             104,358
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                              33,000              34,579
                                                                              -----------------
                                                                                      3,454,910

ELECTRONICS - 0.15%
Avnet, Inc.
   6.625% due 09/15/2016                                            200,000             209,421

ENERGY - 0.49%
Aquila, Inc.
   7.95 due 02/01/2011                                               10,000              11,063
   11.875% due 07/01/2012                                            20,000              26,150

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Midamerican Funding LLC
   6.75% due 03/01/2011                                   $         260,000   $         275,585
Mirant North America LLC
   7.375% due 12/31/2013                                             20,000              20,250
NRG Energy, Inc.
   7.25% due 02/01/2014                                              25,000              25,000
   7.375% due 02/01/2016                                             20,000              20,000
   7.375% due 01/15/2017                                              5,000               4,994
Peabody Energy Corp.
   6.875% due 03/15/2013                                             11,000              11,137
   7.375% due 11/01/2016                                             10,000              10,512
PPL Energy Supply LLC
   6.20% due 05/15/2016                                             250,000             261,623
TECO Energy, Inc.
   6.75% due 05/01/2015 (a)                                           2,000               2,080
                                                                              -----------------
                                                                                        668,394

FINANCIAL SERVICES - 7.20%
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                                             185,000             191,524
American Financial Group, Inc.
   7.125% due 04/15/2009                                            245,000             253,954
American General Finance Corp.
   5.375% due 10/01/2012                                            154,000             155,314
Ameriprise Financial, Inc.
   5.65% due 11/15/2015                                             275,000             281,612
Amerus Capital I
   8.85% due 02/01/2027                                             101,000             105,830
Arch Western Finance LLC
   6.75% due 07/01/2013                                              26,000              25,480
Associates Corp. of North America
   8.55% due 07/15/2009                                              81,000              87,833
Beneficial Corp.
   8.40% due 05/15/2008                                              47,000              49,077
CIT Group, Inc.
   5.00% due 02/01/2015 (a)                                         300,000             292,060
Citigroup, Inc.
   4.875% due 05/07/2015 (a)                                        586,000             572,708
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                                            450,000             470,476
E*Trade Financial Corp.
   7.375% due 09/15/2013                                              2,000               2,055
   8.00% due 06/15/2011                                               3,000               3,113
Equitable Companies, Inc.
   7.00% due 04/01/2028                                             235,000             272,081
Erac USA Finance Company
   8.00% due 01/15/2011                                             534,000             587,673
Farmers Exchange Capital
   7.05% due 07/15/2028                                             350,000             375,296
Ford Motor Credit Company
   6.625% due 06/16/2008                                             20,000              19,888
   7.00% due 10/01/2013 (a)                                          21,000              20,142
GATX Financial Corp.
   5.50% due 02/15/2012                                             200,000             201,110
General Electric Capital Corp.
   6.125% due 02/22/2011                                             67,000              69,890

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp. (continued)
   6.75% due 03/15/2032                                   $         634,000   $         749,247
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                            135,000             138,992
   8.00% due 11/01/2031 (a)                                          40,000              44,834
Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                                            304,000             319,638
   6.875% due 01/15/2011                                            208,000             222,167
Hartford Financial Services Group, Inc.
   5.95% due 10/15/2036                                              65,000              67,886
   7.90% due 06/15/2010                                              27,000              29,391
Household Finance Corp.
   6.375% due 11/27/2012                                            410,000             435,362
   7.00% due 05/15/2012                                             283,000             307,948
International Lease Finance Corp.
   5.875% due 05/01/2013                                            150,000             155,164
John Deere Capital Corp.
   7.00% due 03/15/2012                                             104,000             112,974
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                            467,000             467,207
JSG Funding PLC
   9.625% due 10/01/2012                                              2,000               2,115
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                                            117,000             114,262
Mizuho Financial Group, Cayman
   5.79% due 04/15/2014                                             246,000             251,223
Morgan Stanley
   4.75% due 04/01/2014                                             401,000             387,896
   6.75% due 04/15/2011                                             106,000             112,941
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                             135,000             143,946
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                                             196,000             204,803
Pemex Finance, Ltd.
   8.875% due 11/15/2010                                            162,000             174,923
Sun Canada Financial Company
   7.25% due 12/15/2015                                             229,000             252,205
Sunamerica, Inc.
   8.125% due 04/28/2023                                            135,000             171,556
TIAA Global Markets
   4.125% due 11/15/2007                                            200,000             197,803
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                                             111,000             119,726
United States Bancorp Oregon
   7.50% due 06/01/2026                                             525,000             641,626
                                                                              -----------------
                                                                                      9,862,951

FOOD & BEVERAGES - 1.26%
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                                             371,000             433,513
Conagra, Inc.
   6.75% due 09/15/2011                                             275,000             292,203
Constellation Brands, Inc.
   7.25% due 09/01/2016                                              15,000              15,356
General Mills, Inc.
   6.00% due 02/15/2012                                              86,000              88,956

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Kraft Foods, Inc.
   5.625% due 11/01/2011                                  $         160,000   $         163,388
   6.50% due 11/01/2031                                             266,000             296,391
Molson Coors Capital Financial
   4.85% due 09/22/2010                                             117,000             115,567
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                             142,000             167,493
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                             147,000             151,872
                                                                              -----------------
                                                                                      1,724,739

FOREST PRODUCTS - 0.27%
Weyerhaeuser Company
   6.75% due 03/15/2012                                             308,000             325,316
   7.95% due 03/15/2025                                              40,000              44,041
                                                                              -----------------
                                                                                        369,357

FUNERAL SERVICES - 0.02%
Service Corp. International
   7.00% due 06/15/2017                                              20,000              19,900
   7.375% due 10/01/2014                                              5,000               5,200
   7.625% due 10/01/2018                                              5,000               5,225
                                                                              -----------------
                                                                                         30,325

GAS & PIPELINE UTILITIES - 0.55%
El Paso Production Holding Company
   7.75% due 06/01/2013                                              10,000              10,363
Kinder Morgan Energy Partners LP
   7.125% due 03/15/2012                                            208,000             222,284
National Gas Company
   6.05% due 01/15/2036                                             250,000             252,346
Northern Border Partners, LP
   7.10% due 03/15/2011                                             135,000             143,377
Praxair, Inc.
   6.50% due 03/01/2008                                              81,000              82,157
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                                              5,000               6,045
Williams Companies, Inc.
   7.125% due 09/01/2011                                             13,000              13,455
   7.875% due 09/01/2021                                              1,000               1,068
   8.125% due 03/15/2012                                             26,000              27,950
                                                                              -----------------
                                                                                        759,045

HEALTHCARE PRODUCTS - 0.02%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
      01/01/2010 due 01/01/2015                                      28,000              21,840

HEALTHCARE SERVICES - 0.16%
DaVita, Inc.
   6.625% due 03/15/2013                                              2,000               1,985
   7.25% due 03/15/2015                                               2,000               2,015
Insight Health Services Corp.
   9.174% due 11/01/2011 (a)                                         35,000              28,875
WellPoint, Inc.
   5.00% due 01/15/2011                                             185,000             184,041
                                                                              -----------------
                                                                                        216,916

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS - 0.58%
Centex Corp.
   7.875% due 02/01/2011                                  $         260,000   $         282,634
D.R. Horton, Inc.
   7.875% due 08/15/2011                                            225,000             243,535
   9.75% due 09/15/2010 (a)                                          14,000              15,570
KB Home
   6.25% due 06/15/2015 (a)                                           5,000               4,725
Pulte Homes, Inc.
   7.875% due 08/01/2011                                            100,000             109,242
   8.125% due 03/01/2011                                            125,000             136,231
                                                                              -----------------
                                                                                        791,937

HOTELS & RESTAURANTS - 0.23%
Aztar Corp.
   9.00% due 08/15/2011                                               4,000               4,160
Marriott International, Inc.
   4.625% due 06/15/2012                                            228,000             218,157
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                             24,000              24,810
Riviera Holdings Corp.
   11.00% due 06/15/2010                                             10,000              10,600
Wyndham Worldwide Corp.
   6.00% due 12/01/2016                                              60,000              59,725
                                                                              -----------------
                                                                                        317,452

HOUSEHOLD PRODUCTS - 0.27%
Procter & Gamble, Series A
   9.36% due 01/01/2021                                             295,386             374,174

INDUSTRIAL MACHINERY - 0.01%
The Manitowoc Company, Inc.
   10.50% due 08/01/2012                                              7,000               7,534

INDUSTRIALS - 0.01%
Goodman Global Holding Company, Inc.
   7.875% due 12/15/2012 (a)                                         10,000               9,650

INSURANCE - 4.69%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                                            231,000             234,530
ACE Capital Trust II
   9.70% due 04/01/2030                                             198,000             277,772
ACE INA Holdings, Inc.
   5.875% due 06/15/2014 (a)                                        125,000             129,181
Aetna, Inc.
   6.00% due 06/15/2016                                             250,000             261,836
AIG SunAmerica Global Financing X
   6.90% due 03/15/2032                                             100,000             116,702
Allied World Assurance Holdings, Ltd.
   7.50% due 08/01/2016                                             145,000             158,889
Allstate Corp.
   5.55% due 05/09/2035                                             294,000             291,133
Cigna Corp.
   7.875% due 05/15/2027                                             11,000              13,359
Citizens Property Insurance Corp.
   7.125% due 02/25/2019                                            503,000             575,259
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                                             200,000             201,994

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Equitable Life Assurance Society
   7.70% due 12/01/2015                                   $         250,000   $         289,556
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                                             394,000             432,747
Fidelity National Title Group, Inc.
   7.30% due 08/15/2011                                              81,000              85,929
Jackson National Life Insurance Company
   8.15% due 03/15/2027                                             377,000             473,316
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                            604,000             644,649
Metlife, Inc.
   5.375% due 12/15/2012                                            150,000             152,155
   5.70% due 06/15/2035                                             208,000             210,208
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                                             260,000             326,880
Navigators Group, Inc.
   7.00% due 05/01/2016 (a)                                          59,000              61,383
New York Life Insurance Company
   5.875% due 05/15/2033                                            100,000             105,768
Ohio National Life Insurance Company
   8.50% due 05/15/2026                                             155,000             187,161
Premium Asset Trust
   4.125% due 03/12/2009                                             87,000              80,589
Principal Life Global Funding I
   6.125% due 10/15/2033                                            108,000             116,134
Prudential Financial
   7.65% due 07/01/2007                                             200,000             202,957
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                                             135,000             143,279
Safeco Corp.
   4.875% due 02/01/2010                                            132,000             131,332
   7.25% due 09/01/2012                                              18,000              19,696
The St. Paul Companies, Inc.
   5.50% due 12/01/2015                                              55,000              55,738
   5.75% due 03/15/2007                                             127,000             127,167
W.R. Berkley Corp.
   5.125% due 09/30/2010                                             54,000              53,716
   5.60% due 05/15/2015 (a)                                         263,000             262,116
                                                                              -----------------
                                                                                      6,423,131

INTERNATIONAL OIL - 0.29%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                              37,000              38,288
Canadian Oil Sands
   7.90% due 09/01/2021                                             135,000             161,306
Newfield Exploration Company
   6.625% due 04/15/2016                                             10,000               9,975
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                            150,000             168,825
Pioneer Natural Resources Company
   6.875% due 05/01/2018                                             15,000              14,726
                                                                              -----------------
                                                                                        393,120

LEISURE TIME - 0.08%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                             15,000              16,556

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Majestic Star Casino LLC
   9.75% due 01/15/2011                                   $          30,000   $          27,900
Mandalay Resort Group
   10.25% due 08/01/2007                                              7,000               7,193
MGM Mirage, Inc.
   6.00% due 10/01/2009                                              20,000              19,950
Movie Gallery, Inc.
   11.00% due 05/01/2012 (a)                                          2,000               1,410
OED Corp./ Diamond Jo
   8.75% due 04/15/2012                                              15,000              14,813
Station Casinos, Inc.
   6.00% due 04/01/2012                                               5,000               4,800
   6.625% due 03/15/2018                                              5,000               4,550
   6.875% due 03/01/2016                                             11,000              10,257
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                              9,000               8,865
                                                                              -----------------
                                                                                        116,294

LIFE SCIENCES - 0.00%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                              4,000               3,996
   6.75% due 08/15/2014                                               1,000               1,031
                                                                              -----------------
                                                                                          5,027

MANUFACTURING - 0.48%
Siemens Financierings NV
   5.75% due 10/17/2016                                             300,000             309,549
Tyco International Group SA
   6.75% due 02/15/2011                                             325,000             345,493
                                                                              -----------------
                                                                                        655,042

MEDICAL-HOSPITALS - 0.39%
HCA, Inc.
   6.375% due 01/15/2015 (a)                                         20,000              16,650
   7.875% due 02/01/2011                                             20,000              19,900
   9.625% due 11/15/2016                                             20,000              20,950
Laboratory Corp. of America Holdings
   5.625% due 12/15/2015                                            200,000             200,066
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                                             125,000             123,176
   7.50% due 07/12/2011                                             100,000             108,662
Tenet Healthcare Corp.
   9.875% due 07/01/2014                                             45,000              45,112
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                               4,000               4,040
                                                                              -----------------
                                                                                        538,556

METAL & METAL PRODUCTS - 0.18%
FastenTech, Inc.
   11.50% due 05/01/2011                                             10,000              10,375
Inco, Ltd.
   5.70% due 10/15/2015                                             233,000             230,432
Novelis, Inc.
   7.25% due 02/15/2015                                               3,000               2,880
                                                                              -----------------
                                                                                        243,687

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

MINING - 0.15%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                                  $         200,000   $         211,418

NEWSPAPERS - 0.09%
News America Holdings, Inc.
   9.25% due 02/01/2013                                             109,000             129,665

OFFICE FURNISHINGS & SUPPLIES - 0.00%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                               5,000               5,250

PAPER - 0.22%
Bowater Canada Finance Corp.
   7.95% due 11/15/2011 (a)                                          16,000              15,360
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                               7,000               7,175
Temple-Inland, Inc.
   6.375% due 01/15/2016                                            100,000             104,519
   6.625% due 01/15/2018                                            125,000             132,667
Willamette Industries, Inc.
   7.00% due 02/01/2018                                              40,000              42,019
                                                                              -----------------
                                                                                        301,740

PETROLEUM SERVICES - 0.62%
Baker Hughes, Inc.
   6.875% due 01/15/2029                                             27,000              31,408
Halliburton Company
   5.50% due 10/15/2010                                             192,000             194,279
Noram Energy Corp.
   6.50% due 02/01/2008                                             263,000             266,084
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                            110,529             108,129
Pride International, Inc.
   7.375% due 07/15/2014                                              5,000               5,188
XTO Energy, Inc.
   4.90% due 02/01/2014                                             250,000             241,587
                                                                              -----------------
                                                                                        846,675

PHARMACEUTICALS - 0.39%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                              3,000               2,989
   5.875% due 09/15/2015                                              3,000               2,999
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                               3,000               3,060
Elan Finance PLC
   7.75% due 11/15/2011                                              25,000              24,313
Mylan Laboratories, Inc.
   6.375% due 08/15/2015                                              4,000               3,940
Omnicare, Inc.
   6.75% due 12/15/2013                                               5,000               4,900
   6.875% due 12/15/2015                                              5,000               4,888
Schering Plough Corp.
   5.55% due 12/01/2013                                              85,000              86,475
   6.75% due 12/01/2033 (b)                                         344,000             394,454
                                                                              -----------------
                                                                                        528,018

PUBLISHING - 0.13%
Dex Media East LLC
   12.125% due 11/15/2012                                             4,000               4,430

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                           $           7,000     $         6,195
   8.00% due 11/15/2013                                              25,000              25,500
E.W. Scripps Company
   6.625% due 10/15/2007                                             67,000              67,273
Idearc, Inc.
   8.00% due 11/15/2016                                              40,000              40,700
Scholastic Corp.
   5.00% due 04/15/2013                                              35,000              31,023
                                                                              -----------------
                                                                                        175,121

RAILROADS & EQUIPMENT - 0.13%
Canadian National Railway Company
   7.375% due 10/15/2031                                            142,000             177,133

REAL ESTATE - 3.72%
AMB Property LP, REIT
   5.45% due 12/01/2010                                              80,000              80,825
   7.50% due 06/30/2018                                             106,000             120,023
Archstone-Smith Trust, REIT
   5.75% due 03/15/2016                                             300,000             308,612
AvalonBay Communities, Inc., Series MTN, REIT
   5.50% due 01/15/2012                                             300,000             304,699
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                            228,000             228,622
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                                             275,000             275,336
EOP Operating LP, REIT
   4.65% due 10/01/2010                                             175,000             173,444
ERP Operating LP, REIT
   5.125% due 03/15/2016                                            201,000             198,256
   5.375% due 08/01/2016                                            125,000             125,874
Federal Realty Investment Trust, REIT
   5.65% due 06/01/2016                                              55,000              55,765
Health Care Property Investors, Inc., REIT
   5.65% due 12/15/2013                                             150,000             150,157
   6.00% due 03/01/2015                                             175,000             177,592
   7.072 due 06/08/2015 (b)                                          67,000              71,543
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                            377,000             413,793
Host Marriott LP, REIT
   9.50% due 01/15/2007                                              16,000              16,060
Kimco Realty Corp., REIT
   5.584% due 11/23/2015                                            125,000             126,355
Liberty Property LP, REIT
   7.25% due 03/15/2011                                             377,000             403,281
ProLogis, REIT
   5.625% due 11/15/2015                                            175,000             177,077
Realty Income Corp., REIT
   5.375% due 09/15/2017                                            135,000             132,554
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                             235,000             237,506
Regency Centers LP, REIT
   7.95% due 01/15/2011                                             169,000             184,919
Rouse Company LP, REIT
   6.75% due 05/01/2013                                              15,000              15,270

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Simon Property Group LP, REIT
   5.10% due 06/15/2015                                   $         129,000   $         127,613
   5.75% due 12/01/2015                                             225,000             232,812
Spieker Properties LP, REIT
   7.25% due 05/01/2009                                              60,000              63,055
United Dominion Realty Trust, Inc., REIT
   5.25% due 01/15/2016 (a)                                         142,000             139,039
   6.05% due 06/01/2013                                             300,000             307,830
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                               2,000               2,050
   7.125% due 06/01/2015                                              3,000               3,120
Westfield Group
   5.40% due 10/01/2012                                             250,000             251,513
                                                                              -----------------
                                                                                      5,104,595

RETAIL - 0.27%
CVS Corp.
   5.88% due 01/10/2028                                             358,474             366,656

RETAIL GROCERY - 0.15%
Delhaize America, Inc.
   9.00% due 04/15/2031                                               2,000               2,426
Kroger Company
   6.75% due 04/15/2012                                             179,000             189,858
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                              18,000              17,707
                                                                              -----------------
                                                                                        209,991

RETAIL TRADE - 0.39%
Federated Department Stores, Inc.
   6.90% due 04/01/2029 (a)                                         156,000             163,089
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                                              9,000               8,527
Neff Corp.
   11.25% due 06/15/2012                                              5,000               5,438
Target Corp.
   6.35% due 01/15/2011 (a)                                         142,000             149,377
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                                            218,000             211,571
                                                                              -----------------
                                                                                        538,002

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                              22,000              23,210

SEMICONDUCTORS - 0.02%
Freescale Semiconductor, Inc.
   9.125% due 12/15/2014                                             20,000              20,000
MagnaChip Semiconductor SA
   6.875% due 12/15/2011 (a)                                          2,000               1,710
   8.00% due 12/15/2014 (a)                                           3,000               1,995
                                                                              -----------------
                                                                                         23,705

STEEL - 0.01%
International Steel Group, Inc.
   6.50% due 04/15/2014                                              15,000              15,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.78%
Bellsouth Corp.
   4.75% due 11/15/2012 (a)                               $         302,000     $       294,350
Citizens Communications Company
   9.25% due 05/15/2011                                              12,000              13,275
France Telecom SA
   7.75% due 03/01/2011                                             267,000             293,946
GCI, Inc.
   7.25% due 02/15/2014                                              15,000              14,700
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                               2,000               2,027
Intelsat Bermuda, Ltd.
   9.25% due 06/15/2016                                              10,000              10,700
Intelsat Subsidiary Holding Company, Ltd.
   8.25% due 01/15/2013                                              17,000              17,319
   8.63% due 01/15/2015                                               2,000               2,078
PanAmSat Corp.
   9.00% due 08/15/2014                                               1,000               1,050
SBC Communications, Inc.
   5.875% due 08/15/2012                                            150,000             154,617
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                                            208,000             258,618
Syniverse Technologies, Inc., Series B
   7.75% due 08/15/2013                                               6,000               5,850
United States West Communications, Inc.
   6.875% due 09/15/2033                                              3,000               2,902
                                                                              -----------------
                                                                                      1,071,432

TELEPHONE - 1.25%
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                                             148,000             151,221
AT&T Corp.
   7.30 due 11/15/2011 (b)                                            9,000               9,855
   8.00% due 11/15/2031 (b)                                           2,000               2,554
British Telecommunications PLC
   8.375%, Step up to 8.625% on 12/15/2006
      due 12/15/2010 (b)                                            156,000             175,824
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 (a)                                           5,000               5,100
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                              13,000              13,358
Sprint Capital Corp.
   6.875% due 11/15/2028                                            402,000             418,463
Telecom Italia Capital SA
   6.00% due 09/30/2034                                             409,000             382,255
Telefonica Emisones SAU
   7.045% due 06/20/2036                                            175,000             190,851
Verizon Communications, Inc.
   8.75% due 11/01/2021                                             285,000             354,692
Windstream Corp.
   8.625% due 08/01/2016                                             10,000              10,887
                                                                              -----------------
                                                                                      1,715,060

TOBACCO - 0.23%
Alliance One International, Inc.
   11.00% due 05/15/2012                                              2,000               2,120

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TOBACCO (CONTINUED)
Altria Group, Inc.
   7.00% due 11/04/2013                                   $         269,000   $         296,686
Reynolds American, Inc.
   7.25% due 06/01/2013                                              15,000              15,707
   7.30% due 07/15/2015                                               6,000               6,288
                                                                              -----------------
                                                                                        320,801
                                                                              -----------------
TOTAL CORPORATE BONDS
   (Cost $55,172,997)                                                         $      55,578,943
                                                                              -----------------

MUNICIPAL BONDS - 0.69%

ARIZONA - 0.10%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                                             135,000             137,589

CALIFORNIA - 0.24%
San Bernardino County California, Series A
   5.15% due 08/01/2011                                             120,000             120,633
Southern California Public Power Authority Project,
   Series B
   6.93% due 05/15/2017                                             175,000             201,934
                                                                              -----------------
                                                                                        322,567

FLORIDA - 0.12%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                                             135,000             159,327

INDIANA - 0.01%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                                              15,000              14,859

MARYLAND - 0.03%
Maryland State Transportation Authority, Ltd.
   5.84% due 07/01/2011                                              40,000              41,609

MICHIGAN - 0.13%
Detroit Michigan Downtown Development Authority
   6.20% due 07/01/2008                                             180,000             183,182

NEW JERSEY - 0.01%
Jersey City, NJ, Municipal Utilities Authority
   4.55% due 05/15/2012                                              20,000              19,529

NEW YORK - 0.05%
Sales Tax Asset Receivable Corp., Series B
   4.25% due 10/15/2011                                              65,000              62,997
                                                                              -----------------
TOTAL MUNICIPAL BONDS
   (Cost $955,887)                                                            $         941,659
                                                                              -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.40%
Asset Securitization Corp.,
   Series 1997-D5, Class A1D
   6.85% due 02/14/2043                                             500,000             525,712
Banc of America Commercial Mortgage, Inc, Series
   2006-2, Class A4
   5.9303% due 05/10/2045 (b)                                       500,000             525,047
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2 Class A4
   6.186% due 06/11/2035                                            405,797             426,349

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                                   $         405,797   $         397,796
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class AM
   5.9344% due 09/11/2038 (b)                                       500,000             525,538
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-T20, Class A4A
   5.3026% due 10/12/2042 (b)                                       500,000             503,980
Chase Commercial Mortgage Securities Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                                             425,234             430,171
Chase Commercial Mortgage Securities Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                                             311,582             317,459
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class A4
   5.3997% due 07/15/2044 (b)                                       500,000             506,229
Commercial Mortgage Asset Trust, Series
   1999-C1, Class A3
   6.64% due 01/17/2032                                             405,797             418,354
Commercial Mortgage Pass Through Certificates,
   Series 2005-C6, Class A5A
   5.116% due 06/10/2044 (b)                                        500,000             500,207
Commercial Mortgage Pass Through Certificates,
   Series 2006-C7, Class A4
   5.9622% due 06/10/2046 (b)                                       500,000             526,170
CS First Boston Mortgage Securities Corp, Series
   2003-C3, Class A5
   3.936% due 05/15/2038                                            500,000             469,661
First Union - Chase Commercial Mortgage,
   Series 1999-C2, Class A2
   6.645% due 06/15/2031                                            360,972             370,967
General Electric Capital Assurance Company,
   Series 2003-1, Class A5
   5.7426% due 05/12/2035                                            89,275              93,724
Government National Mortgage Association, Series
   2006-38, Class XS
   1.93% IO due 09/16/2035 (b)                                      106,218               7,093
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A5
   5.224% due 04/10/2037 (b)                                        500,000             503,822
GS Mortgage Securities Corp. II, Series 2006-GG6,
   Class A4
   5.553% due 04/10/2038 (b)                                        500,000             515,141
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2004-CBX, Class A6
   4.899% due 01/12/2037                                            315,000             310,638
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2006-LDP7, Class A4
   6.0658% due 04/15/2045 (b)                                       500,000             530,507
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4, Class A4
   4.918% due 10/15/2042 (b)                                        500,000             492,581
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                                            210,563             213,306

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1,Class A4
   6.462% due 03/15/2031                                  $         202,898   $         215,927
LB-UBS Commercial Mortgage Trust,
   Series 2006-C4, Class A4
   6.0976% due 06/15/2038 (b)                                       500,000             531,185
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
   Class A4
   5.047% due 07/12/2038 (b)                                        500,000             497,599
Merrill Lynch Mortgage Trust, Series 2006-C1,
   Class A4
   5.8439% due 05/12/2039 (b)                                       500,000             522,469
Morgan Stanley Capital I, Inc., Series 1998-WF2,
   Class A2
   6.54% due 07/15/2030                                             122,221             123,891
Morgan Stanley Capital I, Inc., Series 1999-WF1,
   Class A2
   6.21% due 11/15/2031                                             365,972             371,134
Morgan Stanley Dean Witter Capital I, Series
   2001-TOP5, Class A4
   6.39% due 10/15/2035                                             270,531             285,493
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                                             113,623             119,506
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                              40,579              42,318
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                                             383,654             389,392
Prudential Commercial Mortgage Trust, Series
   2003-PWR1, Class A1
   3.669% due 02/11/2036                                            286,052             276,427
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                            405,797             393,973
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $12,697,443)                                                         $      12,879,766
                                                                              -----------------
ASSET BACKED SECURITIES - 6.43%
Advanta Business Card Master Trust,
   Series 2005-A4, Class A4
   4.75% due 01/20/2011                                             370,000             368,873
AESOP Funding II LLC, Series 2003-4, Class A
   2.86% due 08/20/2009                                             235,000             227,437
AmeriCredit Automobile Receivables Trust,
   Series 2005-AX, Class A4
   3.93% due 10/06/2011                                             700,000             690,071
Bank One Auto Securitization Trust,
   Series 2003-1, Class A4
   2.43% due 03/22/2010                                             415,668             410,614
Capital One Multi-Asset Execution Trust,
   Series 2003-A4, Class A4
   3.65% due 07/15/2011                                             415,000             406,064
Carmax Auto Owner Trust, Series 2004-2, Class A4
   3.46% due 09/15/2011                                             405,000             396,663

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Chase Manhattan Auto Owner Trust,
   Series 2005-B, Class A4
   4.88% due 06/15/2012                                   $         700,000   $         699,359
Ford Credit Auto Owner Trust, Series 2005-C,
   Class A4
   4.36% due 06/15/2010                                             279,000             275,663
Harley-Davidson Motorcycle Trust,
   Series 2005-1, Class A2
   3.76% due 12/17/2012                                             405,000             398,675
Honda Auto Receivables Owner Trust,
   Series 2005-1, Class A4
   3.82% due 05/21/2010                                             606,000             595,373
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                             700,000             698,779
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                             600,000             627,465
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                                              89,348              94,033
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                              33,000              34,724
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                             405,000             399,565
USAA Auto Owner Trust, Series 2004-1, Class A4
   2.67% due 10/15/2010                                             112,000             110,301
USAA Auto Owner Trust, Series 2005-4, Class A4
   4.89% due 08/15/2012                                             700,000             700,032
Wachovia Auto Owner Trust,
   Series 2005-B, Class A5
   4.93% due 11/20/2012                                             700,000             702,625
WFS Financial Owner Trust,
   Series 2005-2, Class A4
   4.39% due 11/19/2012                                             290,000             287,540
World Omni Auto Receivables Trust,
   Series 2005-A, Class A4
   3.82% due 11/12/2011                                             700,000             687,229
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $8,797,748)                                                          $       8,811,085
                                                                              -----------------
SHORT TERM INVESTMENTS - 21.48%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $        29,445,273 $      29,445,273
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $29,445,273)                                                         $      29,445,273
                                                                              -----------------

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 7.66%
The Bank of New York Tri-Party
   Repurchase Agreement dated 11/30/2006 at 5.30% to be
   repurchased at $10,501,546 on 12/01/2006,
   collateralized by $185,157,334 Federal National
   Mortgage Association, 7.50% due 06/01/2030 at
   $10,710,000, including interest)                       $      10,500,000   $      10,500,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,500,000)                                                         $      10,500,000
                                                                              -----------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND FUND)
   (COST $163,738,789) - 120.57%                                              $     165,251,516
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.57)%                                    (28,187,910)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     137,063,606
                                                                              =================

LARGE CAP FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.84%

ADVERTISING - 1.80%
Omnicom Group, Inc.                                                  37,775   $       3,859,094

AEROSPACE - 0.83%
Northrop Grumman Corp.                                               26,465           1,771,302

APPAREL & TEXTILES - 0.49%
Coach, Inc. *                                                        24,200           1,045,682

AUTO PARTS - 2.88%
BorgWarner, Inc. (a)                                                 34,069           1,969,188
Johnson Controls, Inc.                                               51,627           4,198,824
                                                                              -----------------
                                                                                      6,168,012

AUTOMOBILES - 1.08%
PACCAR, Inc. (a)                                                     35,400           2,311,620

BANKING - 5.30%
City National Corp.                                                  14,400             976,608
Fifth Third Bancorp (a)                                              97,495           3,844,228
Wells Fargo & Company (c)                                           184,978           6,518,624
                                                                              -----------------
                                                                                     11,339,460

BIOTECHNOLOGY - 2.45%
Cephalon, Inc. * (a)                                                 18,403           1,377,648
Genzyme Corp. *                                                      48,002           3,091,329
Millennium Pharmaceuticals, Inc. *                                   69,500             781,875
                                                                              -----------------
                                                                                      5,250,852

BROADCASTING - 1.08%
News Corp.                                                           78,300           1,612,980
Univision Communications, Inc., Class A *                            19,555             695,962
                                                                              -----------------
                                                                                      2,308,942

BUILDING MATERIALS & CONSTRUCTION - 1.97%
Masco Corp.                                                         147,078           4,219,668

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 2.17%
Accenture, Ltd., Class A                                             51,970   $       1,751,389
H & R Block, Inc. (a)                                                43,100           1,034,400
R.H. Donnelley Corp. * (a)                                           29,824           1,849,088
                                                                              -----------------
                                                                                      4,634,877

CABLE AND TELEVISION - 1.18%
DIRECTV Group, Inc. *                                               111,309           2,532,280

COMPUTERS & BUSINESS EQUIPMENT - 0.80%
Dell, Inc. *                                                         63,100           1,718,844

CRUDE PETROLEUM & NATURAL GAS - 0.90%
EOG Resources, Inc.                                                  27,300           1,925,469

DRUGS & HEALTH CARE - 2.17%
Wyeth                                                                96,018           4,635,749

ELECTRICAL UTILITIES - 4.23%
American Electric Power Company, Inc.                                45,443           1,886,339
Exelon Corp.                                                         92,113           5,594,022
Northeast Utilities (a)                                              23,600             661,508
Pepco Holdings, Inc.                                                 35,481             909,378
                                                                              -----------------
                                                                                      9,051,247

ENERGY - 1.10%
Sempra Energy                                                        43,114           2,349,713

FINANCIAL SERVICES - 14.36%
Citigroup, Inc.                                                     178,634           8,858,460
Federal Home Loan Mortgage Corp.                                     38,845           2,608,830
JP Morgan Chase & Company                                            86,899           4,021,686
Mellon Financial Corp.                                               99,432           4,000,149
Morgan Stanley                                                      107,313           8,172,958
PNC Financial Services Group, Inc.                                   43,304           3,061,160
                                                                              -----------------
                                                                                     30,723,243

FOOD & BEVERAGES - 2.17%
Constellation Brands, Inc., Class A *                                56,100           1,569,678
Sysco Corp.                                                          85,800           3,075,930
                                                                              -----------------
                                                                                      4,645,608

GAS & PIPELINE UTILITIES - 0.62%
NiSource, Inc.                                                       54,198           1,336,523

HEALTHCARE PRODUCTS - 2.86%
Johnson & Johnson                                                    56,508           3,724,442
Medtronic, Inc.                                                      45,934           2,394,540
                                                                              -----------------
                                                                                      6,118,982

HEALTHCARE SERVICES - 2.83%
Medco Health Solutions, Inc. *                                       43,750           2,196,688
UnitedHealth Group, Inc.                                             78,643           3,859,798
                                                                              -----------------
                                                                                      6,056,486

HOTELS & RESTAURANTS - 0.24%
Wyndham Worldwide Corp. *                                            16,003             507,929

INSURANCE - 4.40%
Allstate Corp.                                                       35,600           2,259,888
American International Group, Inc.                                   71,868           5,053,758

LARGE CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc.                              24,538   $       2,104,379
                                                                              -----------------
                                                                                      9,418,025

INTERNATIONAL OIL - 1.70%
ChevronTexaco Corp.                                                  18,700           1,352,384
Exxon Mobil Corp.                                                    29,869           2,294,238
                                                                              -----------------
                                                                                      3,646,622

INTERNET CONTENT - 0.44%
McAfee, Inc. *                                                       32,400             946,404

INTERNET SERVICE PROVIDER - 0.69%
Yahoo!, Inc. *                                                       54,700           1,476,353

INTERNET SOFTWARE - 1.24%
Symantec Corp. *                                                    125,488           2,660,346

LEISURE TIME - 1.70%
Carnival Corp.                                                       74,299           3,639,908

LIFE SCIENCES - 0.77%
Waters Corp. *                                                       32,845           1,643,564

LIQUOR - 0.71%
Anheuser-Busch Companies, Inc.                                       31,800           1,510,818

MANUFACTURING - 2.87%
Harley-Davidson, Inc. (a)                                            28,700           2,117,199
Illinois Tool Works, Inc.                                            85,048           4,014,266
                                                                              -----------------
                                                                                      6,131,465

PETROLEUM SERVICES - 3.06%
ENSCO International, Inc. (a)                                        40,200           2,084,772
GlobalSantaFe Corp.                                                  39,100           2,346,000
Halliburton Company                                                  63,000           2,125,620
                                                                              -----------------
                                                                                      6,556,392

PHARMACEUTICALS - 4.90%
Allergan, Inc.                                                       42,463           4,950,337
Bristol-Myers Squibb Company                                        101,299           2,515,254
Merck & Company, Inc.                                                68,000           3,026,680
                                                                              -----------------
                                                                                     10,492,271

RAILROADS & EQUIPMENT - 1.88%
Burlington Northern Santa Fe Corp.                                   53,450           4,017,302

REAL ESTATE - 0.33%
Realogy Corp. *                                                      26,904             701,912

RETAIL GROCERY - 0.19%
The Kroger Company                                                   18,998             407,697

RETAIL TRADE - 3.51%
Chico's FAS, Inc. * (a)                                              58,100           1,379,875
Costco Wholesale Corp.                                               56,290           2,941,715
Home Depot, Inc.                                                     84,200           3,197,074
                                                                              -----------------
                                                                                      7,518,664

SEMICONDUCTORS - 4.16%
Analog Devices, Inc.                                                 77,900           2,533,308
Intel Corp.                                                         186,700           3,986,045
Xilinx, Inc.                                                         88,491           2,371,559
                                                                              -----------------
                                                                                      8,890,912

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 4.13%
Microsoft Corp.                                                     263,989   $       7,742,797
Red Hat, Inc. * (a)                                                  63,000           1,096,200
                                                                              -----------------
                                                                                      8,838,997

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.28%
Embarq Corp.                                                         11,666             600,216

TELEPHONE - 3.56%
AT&T, Inc.                                                           90,374           3,064,582
Sprint Nextel Corp.                                                 233,127           4,548,308
                                                                              -----------------
                                                                                      7,612,890

TRUCKING & FREIGHT - 1.81%
Fedex Corp.                                                          33,483           3,864,943
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $183,803,547)                                       $     205,087,283
                                                                              -----------------

SHORT TERM INVESTMENTS - 5.69%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      11,873,000   $      11,873,000
U.S. Treasury Bills zero coupon due 01/04/2007                      300,000             298,590
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS (Cost $12,171,589)                               $      12,171,590
                                                                              -----------------

REPURCHASE AGREEMENTS - 3.51%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $7,512,824 on 12/01/2006,
   collateralized by $7,750,000
   Federal Home Loan Bank, 4.5%
   due 11/15/2012 (valued at
   $7,662,813, including interest) (c)                    $       7,512,000   $       7,512,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS (Cost $7,512,000)                                 $       7,512,000
                                                                              -----------------
TOTAL INVESTMENTS (LARGE CAP FUND) (COST $203,487,136) -
   105.04%                                                                    $     224,770,873
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.04)%                                     (10,790,572)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     213,980,301
                                                                              =================

LARGE CAP VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 100.01%

AEROSPACE - 1.61%
Lockheed Martin Corp.                                                 6,520   $         589,734
Northrop Grumman Corp.                                               49,000           3,279,570
Raytheon Company                                                     46,000           2,347,840
                                                                              -----------------
                                                                                      6,217,144

AGRICULTURE - 1.05%
Archer-Daniels-Midland Company                                      116,000           4,071,600

LARGE CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUTO PARTS - 0.67%
Autoliv, Inc.                                                        44,000   $       2,578,840

AUTO SERVICES - 0.43%
AutoNation, Inc. *                                                   80,000           1,648,800

AUTOMOBILES - 1.13%
General Motors Corp. (a)                                            149,000           4,355,270

BANKING - 2.29%
Bank of America Corp.                                               114,000           6,138,900
Wells Fargo & Company                                                77,000           2,713,480
                                                                              -----------------
                                                                                      8,852,380

BUSINESS SERVICES - 1.18%
Cadence Design Systems, Inc. *                                       51,000             937,380
Convergys Corp. *                                                   112,000           2,701,440
Electronic Data Systems Corp.                                        16,000             434,240
NCR Corp. *                                                          11,454             491,491
                                                                              -----------------
                                                                                      4,564,551

CELLULAR COMMUNICATIONS - 1.19%
Motorola, Inc.                                                      207,000           4,589,190

CHEMICALS - 4.04%
Albemarle Corp.                                                      25,000           1,743,500
Dow Chemical Company                                                146,000           5,841,460
E.I. Du Pont De Nemours & Company                                    93,000           4,364,490
Lyondell Chemical Company (a)                                       148,000           3,655,600
                                                                              -----------------
                                                                                     15,605,050

COMPUTERS & BUSINESS EQUIPMENT - 3.89%
Hewlett-Packard Company                                             159,000           6,274,140
International Business Machines Corp.                                49,000           4,504,080
Lexmark International, Inc. *                                        62,000           4,276,760
                                                                              -----------------
                                                                                     15,054,980

COSMETICS & TOILETRIES - 0.42%
Procter & Gamble Company                                             26,000           1,632,540

CRUDE PETROLEUM & NATURAL GAS - 5.68%
Devon Energy Corp.                                                   79,000           5,796,230
Marathon Oil Corp.                                                   63,000           5,945,940
Occidental Petroleum Corp.                                          122,000           6,141,480
Sunoco, Inc.                                                         60,000           4,089,600
                                                                              -----------------
                                                                                     21,973,250

DOMESTIC OIL - 1.08%
Frontier Oil Corp.                                                  132,000           4,176,480

ELECTRONICS - 0.85%
Agilent Technologies, Inc. *                                         46,000           1,464,640
Synopsys, Inc. *                                                     72,000           1,839,600
                                                                              -----------------
                                                                                      3,304,240

FINANCIAL SERVICES - 15.62%
Bear Stearns Companies, Inc.                                         32,000           4,879,360
CIT Group, Inc.                                                      72,000           3,744,720
Citigroup, Inc.                                                     350,000          17,356,500
Countrywide Financial Corp.                                         123,000           4,885,560
Goldman Sachs Group, Inc.                                            24,000           4,675,200
JP Morgan Chase & Company                                           256,000          11,847,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.                                       71,000   $       5,230,570
Morgan Stanley                                                      102,000           7,768,320
                                                                              -----------------
                                                                                     60,387,910

FOOD & BEVERAGES - 3.14%
Campbell Soup Company (a)                                            96,000           3,654,720
H.J. Heinz Company                                                   94,000           4,178,300
Kraft Foods, Inc., Class A (a)                                      123,000           4,311,150
                                                                              -----------------
                                                                                     12,144,170

GAS & PIPELINE UTILITIES - 0.79%
ONEOK, Inc.                                                          71,000           3,070,040

HEALTHCARE PRODUCTS - 0.37%
Johnson & Johnson                                                    22,000           1,450,020

HEALTHCARE SERVICES - 4.88%
Cardinal Health, Inc.                                                26,000           1,680,120
Caremark Rx, Inc.                                                    63,000           2,979,900
Humana, Inc. *                                                       45,000           2,434,500
IMS Health, Inc.                                                    124,000           3,406,280
Laboratory Corp. of America Holdings *                               25,000           1,770,000
McKesson Corp.                                                       10,926             539,744
Medco Health Solutions, Inc. *                                       15,000             753,150
Wellpoint, Inc. *                                                    70,000           5,296,900
                                                                              -----------------
                                                                                     18,860,594

HOLDINGS COMPANIES/CONGLOMERATES - 0.78%
General Electric Company                                             86,000           3,034,080

INDUSTRIAL MACHINERY - 2.82%
AGCO Corp. * (a)                                                    122,000           3,810,060
Cummins, Inc.                                                        32,000           3,837,440
Terex Corp. *                                                        58,000           3,249,160
                                                                              -----------------
                                                                                     10,896,660

INSURANCE - 9.16%
Aetna, Inc.                                                         110,000           4,544,100
Ambac Financial Group, Inc.                                          45,000           3,853,800
American Financial Group, Inc.                                        1,586              82,805
Chubb Corp.                                                          88,000           4,554,880
MBIA, Inc.                                                           26,000           1,810,900
MetLife, Inc.                                                         2,000             117,460
MGIC Investment Corp. (a)                                            60,000           3,477,600
PMI Group, Inc.                                                      54,000           2,338,740
Principal Financial Group, Inc.                                      40,000           2,310,000
Prudential Financial, Inc.                                           72,000           5,866,560
SAFECO Corp.                                                         67,000           4,058,190
St. Paul Travelers Companies, Inc.                                   46,000           2,383,260
                                                                              -----------------
                                                                                     35,398,295

INTERNATIONAL OIL - 11.93%
Anadarko Petroleum Corp.                                             96,000           4,738,560
ChevronTexaco Corp.                                                 179,000          12,945,280
Exxon Mobil Corp.                                                   370,000          28,419,700
                                                                              -----------------
                                                                                     46,103,540

LARGE CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 1.67%
Walt Disney Company                                                 195,000   $       6,444,750

MANUFACTURING - 1.54%
Honeywell International, Inc.                                        76,000           3,266,480
SPX Corp. (a)                                                        44,000           2,688,840
                                                                              -----------------
                                                                                      5,955,320

MINING - 2.38%
Freeport-McMoRan Copper & Gold, Inc., Class B                        62,000           3,897,940
Phelps Dodge Corp.                                                   43,000           5,289,000
                                                                              -----------------
                                                                                      9,186,940

OFFICE FURNISHINGS & SUPPLIES - 0.22%
Steelcase, Inc. Class A (a)                                          47,000             831,900

PETROLEUM SERVICES - 1.60%
Tesoro Petroleum Corp.                                               62,000           4,367,900
Valero Energy Corp.                                                  33,000           1,817,310
                                                                              -----------------
                                                                                      6,185,210

PHARMACEUTICALS - 4.36%
AmerisourceBergen Corp.                                              14,450             664,556
Merck & Company, Inc.                                               169,000           7,522,190
Pfizer, Inc.                                                        316,000           8,686,840
                                                                              -----------------
                                                                                     16,873,586

RETAIL GROCERY - 1.08%
Safeway, Inc.                                                       136,000           4,190,160

RETAIL TRADE - 1.71%
AnnTaylor Stores Corp. *                                             56,000           1,932,000
Circuit City Stores, Inc. (a)                                        67,000           1,672,320
J.C. Penney Company, Inc.                                            31,000           2,397,540
Nordstrom, Inc.                                                      12,159             596,034
                                                                              -----------------
                                                                                      6,597,894

SEMICONDUCTORS - 2.06%
Fairchild Semiconductor International, Inc. *                       182,000           2,970,240
Micron Technology, Inc. *                                           258,000           3,766,800
Novellus Systems, Inc. *                                             19,000             593,180
Teradyne, Inc. * (a)                                                 42,000             625,800
                                                                              -----------------
                                                                                      7,956,020

SOFTWARE - 0.48%
BMC Software, Inc. *                                                 12,335             401,628
Compuware Corp. *                                                   175,000           1,468,250
                                                                              -----------------
                                                                                      1,869,878

STEEL - 2.92%
Carpenter Technology Corp.                                           19,000           2,029,390
Nucor Corp.                                                          82,000           4,907,700
United States Steel Corp.                                            58,000           4,337,820
                                                                              -----------------
                                                                                     11,274,910

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.81%
Avaya, Inc. *                                                       203,000           2,594,340
Citizens Communications Company                                      39,000             552,630
                                                                              -----------------
                                                                                      3,146,970

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 0.58%
Qwest Communications International, Inc. * (a)                      290,000   $       2,230,100

TIRES & RUBBER - 0.51%
Goodyear Tire & Rubber Company * (a)                                118,000           1,988,300

TOBACCO - 1.77%
Reynolds American, Inc. (a)                                          64,000           4,111,360
UST, Inc. (a)                                                        49,000           2,743,020
                                                                              -----------------
                                                                                      6,854,380

TOYS, AMUSEMENTS & SPORTING GOODS - 1.20%
Hasbro, Inc.                                                        108,000           2,889,000
Mattel, Inc.                                                         80,000           1,756,000
                                                                              -----------------
                                                                                      4,645,000

TRAVEL SERVICES - 0.12%
Sabre Holdings Corp.                                                 17,000             466,310
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $344,049,683)                                       $     386,667,252
                                                                              -----------------

SHORT TERM INVESTMENTS - 8.44%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                          $      32,616,550   $      32,616,550
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS (Cost $32,616,550)                               $      32,616,550
                                                                              -----------------
TOTAL INVESTMENTS (LARGE CAP VALUE FUND)
   (COST $376,666,233) - 108.45%                                              $     419,283,802

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.45)%                                     (32,677,884)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     386,605,918
                                                                              =================

MID CAP CORE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 99.88%
Repurchase Agreement with State Street Corp. dated
   11/30/2006 at 4.99% to be repurchased at $163,358,640
   on 12/01/2006, collateralized by $100,000,000 Federal
   Home Loan Bank, 5.8% due 09/02/2008 (valued at
   $102,870,900, including interest) and $45,070,000
   Federal Home Loan Bank, 3.875% due 08/22/2008 (valued
   at $44,805,980, including interest) and $19,370,000
   Federal National Mortgage Association, 3.25% due
   02/15/2009 (valued at $18,927,105, including interest)
   (a)                                                    $     163,336,000   $     163,336,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS (Cost $163,336,000)                               $     163,336,000
                                                                              -----------------

TOTAL INVESTMENTS (MID CAP CORE FUND) (COST $163,336,000)
   - 99.88%                                                                   $     163,336,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%                                           198,572
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     163,534,572
                                                                              =================

MID CAP INDEX FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 94.66%

ADVERTISING - 0.21%
ValueClick, Inc. *                                                   29,430   $         731,924

AEROSPACE - 0.29%
Alliant Techsystems, Inc. * (a)                                      10,432             806,498
Sequa Corp., Class A * (a)                                            2,065             235,100
                                                                              -----------------
                                                                                      1,041,598

AIR TRAVEL - 0.44%
Airtran Holdings, Inc. * (a)                                         27,326             339,662
Alaska Air Group, Inc. *                                             11,992             493,231
JetBlue Airways Corp. * (a)                                          52,766             720,784
                                                                              -----------------
                                                                                      1,553,677

APPAREL & TEXTILES - 1.09%
Hanesbrands, Inc. *                                                  28,572             696,871
Mohawk Industries, Inc. * (a)                                        16,088           1,245,694
Polo Ralph Lauren Corp., Class A                                     18,564           1,451,705
Timberland Company., Class A * (a)                                   15,404             481,375
                                                                              -----------------
                                                                                      3,875,645

AUTO PARTS - 1.20%
ArvinMeritor, Inc. (a)                                               21,222             367,353
BorgWarner, Inc. (a)                                                 17,254             997,281
Federal Signal Corp.                                                 14,456             234,476
Gentex Corp. (a)                                                     44,153             731,615
Lear Corp. (a)                                                       20,252             626,799
Modine Manufacturing Company                                          9,911             243,811
O'Reilly Automotive, Inc. * (a)                                      34,098           1,079,884
                                                                              -----------------
                                                                                      4,281,219

AUTO SERVICES - 0.55%
ADESA, Inc.                                                          27,032             714,185
Avis Budget Group, Inc. *                                            30,145             616,767
Copart, Inc. *                                                       21,199             640,422
                                                                              -----------------
                                                                                      1,971,374

BANKING - 4.38%
Associated Banc-Corp.                                                39,756           1,321,489
Astoria Financial Corp. (a)                                          25,997             777,310
Bank of Hawaii Corp.                                                 15,188             784,156
Cathay General Bancorp, Inc. (a)                                     15,497             532,477
City National Corp.                                                  12,147             823,810
Colonial Bancgroup, Inc.                                             46,550           1,135,820
Cullen Frost Bankers, Inc. (a)                                       16,710             910,695
First Niagara Financial Group, Inc.                                  33,237             477,616
FirstMerit Corp. (a)                                                 24,075             570,578
Greater Bay Bancorp                                                  15,321             394,363
Investors Financial Services Corp. (a)                               19,867             790,111
Mercantile Bankshares Corp.                                          37,698           1,719,406
New York Community Bancorp, Inc. (a)                                 78,082           1,261,805
SVB Financial Group *                                                10,384             493,032

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
TCF Financial Corp.                                                  33,887   $         885,129
Washington Federal, Inc.                                             26,239             609,794
Webster Financial Corp.                                              16,874             806,071
Westamerica Bancorp (a)                                               9,378             464,492
Wilmington Trust Corp. (a)                                           20,647             858,089
                                                                              -----------------
                                                                                     15,616,243

BIOTECHNOLOGY - 1.56%
Affymetrix, Inc. * (a)                                               20,351             514,880
Cephalon, Inc. * (a)                                                 18,267           1,367,468
Charles River Laboratories International, Inc. *                     20,541             857,587
Invitrogen Corp. * (a)                                               16,082             884,832
Martek Biosciences Corp. * (a)                                        9,669             236,890
Millennium Pharmaceuticals, Inc. * (a)                               94,820           1,066,725
Techne Corp. *                                                       11,842             636,744
                                                                              -----------------
                                                                                      5,565,126

BROADCASTING - 0.24%
Belo Corp., Class A (a)                                              26,410             480,662
Entercom Communications Corp. (a)                                     8,369             225,544
Westwood One, Inc. (a)                                               21,084             138,944
                                                                               -----------------
                                                                                        845,150

BUILDING MATERIALS & CONSTRUCTION - 0.27%
Dycom Industries, Inc. * (a)                                         12,213             248,168
RPM International, Inc. (a)                                          35,734             720,755
                                                                              -----------------
                                                                                        968,923

BUSINESS SERVICES - 5.35%
Acxiom Corp.                                                         20,364             507,471
Alliance Data Systems Corp. *                                        19,993           1,293,747
Banta Corp.                                                           7,250             262,595
Brinks Company (a)                                                   14,229             798,816
Cadence Design Systems, Inc. * (a)                                   84,368           1,550,684
Catalina Marketing Corp. (a)                                         11,000             269,170
Ceridian Corp. *                                                     41,796           1,024,420
ChoicePoint, Inc. *                                                  25,549             939,692
Corporate Executive Board Company                                    12,108           1,145,659
CSG Systems International, Inc. *                                    14,433             400,227
Deluxe Corp. (a)                                                     15,461             380,650
DST Systems, Inc. *                                                  17,558           1,095,619
Dun & Bradstreet Corp. *                                             18,889           1,553,053
Fair Isaac Corp. (a)                                                 18,908             786,951
Gartner Group, Inc., Class A * (a)                                   17,149             330,633
Harte-Hanks, Inc.                                                    14,964             387,568
Jacobs Engineering Group, Inc. *                                     17,695           1,484,080
Kelly Services, Inc., Class A                                         6,378             185,855
Korn/Ferry International * (a)                                       13,147             306,456
Manpower, Inc.                                                       26,055           1,849,905
MPS Group, Inc. *                                                    31,145             466,863
Navigant Consulting Company * (a)                                    15,938             303,619
Rollins, Inc. (a)                                                     8,981             196,774
Sotheby's Holdings, Inc., Class A (a)                                16,654             517,773
SRA International, Inc., Class A * (a)                               12,293             358,710
The BISYS Group, Inc. *                                              36,209             434,146

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Wind River Systems, Inc. *                                           22,712   $         243,245
                                                                              -----------------
                                                                                     19,074,381

CELLULAR COMMUNICATIONS - 0.58%
RF Micro Devices, Inc. * (a)                                         57,614             444,204
Telephone & Data Systems, Inc.                                       31,302           1,617,061
                                                                              -----------------
                                                                                      2,061,265

CHEMICALS - 2.85%
Airgas, Inc.                                                         23,395             995,457
Albemarle Corp. (a)                                                  11,833             825,233
Cabot Corp.                                                          19,045             783,321
Chemtura Corp. (a)                                                   72,343             700,280
Cytec Industries, Inc.                                               12,487             665,932
Ferro Corp.                                                          12,782             266,633
FMC Corp.                                                            11,743             832,344
Lubrizol Corp.                                                       20,585             974,494
Lyondell Chemical Company (a)                                        63,352           1,564,794
Minerals Technologies, Inc.                                           5,900             335,356
Olin Corp. (a)                                                       21,841             365,400
Sensient Technologies Corp.                                          13,943             332,262
The Scotts Company, Class A (a)                                      13,866             685,951
Valspar Corp.                                                        30,575             855,488
                                                                              -----------------
                                                                                     10,182,945

COAL - 0.43%
Arch Coal, Inc. (a)                                                  43,164           1,549,588
Colleges & Universities - 0.62%
Career Education Corp. *                                             28,476             719,019
Corinthian Colleges, Inc. * (a)                                      25,904             334,162
DeVry, Inc. * (a)                                                    17,869             468,525
ITT Educational Services, Inc. * (a)                                  9,929             680,831
                                                                              -----------------
                                                                                      2,202,537

COMPUTERS & BUSINESS EQUIPMENT - 2.21%
3Com Corp. *                                                        118,515             496,578
Avocent Corp. *                                                      15,379             534,882
CDW Corp. (a)                                                        18,044           1,272,102
Diebold, Inc. (a)                                                    19,738             907,948
Henry, Jack & Associates, Inc. (a)                                   23,590             516,149
Ingram Micro, Inc., Class A *                                        41,649             848,807
National Instruments Corp. (a)                                       17,032             495,291
Palm, Inc. * (a)                                                     31,121             436,005
Plexus Corp. * (a)                                                   13,894             335,540
Tech Data Corp. *                                                    16,530             691,285
Western Digital Corp. *                                              66,366           1,361,830
                                                                              -----------------
                                                                                      7,896,417

CONSTRUCTION & MINING EQUIPMENT - 0.44%
Joy Global, Inc.                                                     35,686           1,566,615

CONSTRUCTION MATERIALS - 0.90%
Florida Rock Industries, Inc. (a)                                    14,842             668,483
Granite Construction, Inc.                                           10,190             525,804
Louisiana-Pacific Corp.                                              31,639             667,583

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS (CONTINUED)
Martin Marietta Materials, Inc. (a)                                  13,632   $       1,353,794
                                                                              -----------------
                                                                                      3,215,664

CONTAINERS & GLASS - 0.58%
Longview Fibre Company                                               19,772             411,653
Packaging Corp. of America                                           24,423             550,739
Sonoco Products Company                                              29,810           1,102,672
                                                                              -----------------
                                                                                      2,065,064

COSMETICS & TOILETRIES - 0.13%
Alberto-Culver Company * (a)                                         24,026             482,202

CRUDE PETROLEUM & NATURAL GAS - 2.39%
Helmerich & Payne, Inc.                                              31,633             840,489
Newfield Exploration Company *                                       39,320           1,956,957
Patterson-UTI Energy, Inc. (a)                                       49,934           1,383,671
Pioneer Natural Resources Company                                    37,504           1,633,299
Plains Exploration & Production Company *                            23,064           1,085,853
Pogo Producing Company (a)                                           17,451             923,507
Quicksilver Resources, Inc. * (a)                                    16,555             700,442
                                                                              -----------------
                                                                                      8,524,218

DOMESTIC OIL - 1.26%
Denbury Resources, Inc. *                                            35,865           1,052,638
Forest Oil Corp. * (a)                                               16,447             584,526
Noble Energy, Inc.                                                   53,103           2,841,011
                                                                              -----------------
                                                                                      4,478,175

DRUGS & HEALTH CARE - 0.41%
Hillenbrand Industries, Inc.                                         18,453           1,067,690
Perrigo Company                                                      22,857             382,855
                                                                              -----------------
                                                                                      1,450,545

EDUCATIONAL SERVICES - 0.36%
Laureate Education, Inc. * (a)                                       15,453             803,092
Strayer Education, Inc. (a)                                           4,313             474,646
                                                                              -----------------
                                                                                      1,277,738

ELECTRICAL EQUIPMENT - 0.67%
AMETEK, Inc.                                                         31,832           1,038,025
Hubbell, Inc., Class B (a)                                           18,277             958,629
Varian, Inc. *                                                        9,308             410,296
                                                                              -----------------
                                                                                      2,406,950

ELECTRICAL UTILITIES - 4.59%
Alliant Corp.                                                        35,411           1,377,488
Black Hills Corp. (a)                                                10,001             357,136
DPL, Inc. (a)                                                        34,328             959,811
Duquesne Light Holdings, Inc. (a)                                    23,639             477,508
Great Plains Energy, Inc. (a)                                        24,128             762,686
Hawaiian Electric Industries, Inc. (a)                               24,443             661,428
IDACORP, Inc.                                                        12,872             514,751
Northeast Utilities                                                  46,249           1,296,360
NSTAR (a)                                                            32,118           1,129,911
OGE Energy Corp.                                                     27,356           1,072,902
Pepco Holdings, Inc.                                                 57,343           1,469,701
PNM Resources, Inc.                                                  20,927             642,459
Puget Energy, Inc.                                                   34,955             868,282

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Quanta Services, Inc. * (a)                                          35,639   $         653,263
Sierra Pacific Resources *                                           66,420           1,090,616
Westar Energy, Inc.                                                  26,231             697,482
Wisconsin Energy Corp.                                               35,177           1,645,580
WPS Resources Corp. (a)                                              12,969             678,149
                                                                              -----------------
                                                                                     16,355,513

ELECTRONICS - 2.74%
Amphenol Corp., Class A (a)                                          26,873           1,830,857
Arrow Electronics, Inc. *                                            36,728           1,166,481
Avnet, Inc. *                                                        38,369             951,168
DRS Technologies, Inc. (a)                                           12,078             600,156
Imation Corp. (a)                                                    10,459             484,356
Kemet Corp. * (a)                                                    26,162             192,291
Mentor Graphics Corp. * (a)                                          24,449             413,433
Synopsys, Inc. *                                                     42,426           1,083,984
Teleflex, Inc.                                                       12,027             777,305
Thomas & Betts Corp. *                                               15,643             811,402
Vishay Intertechnology, Inc. * (a)                                   55,466             726,605
Zebra Technologies Corp., Class A *                                  21,297             743,904
                                                                              -----------------
                                                                                      9,781,942

ENERGY - 1.88%
Energy East Corp.                                                    44,415           1,085,058
Hanover Compressor Company * (a)                                     31,024             612,724
MDU Resources Group, Inc.                                            54,169           1,426,812
SCANA Corp.                                                          34,884           1,439,314
Southwestern Energy Company *                                        50,569           2,130,472
                                                                              -----------------
                                                                                      6,694,380

FINANCIAL SERVICES - 3.54%
A.G. Edwards, Inc.                                                   22,959           1,328,178
AmeriCredit Corp. * (a)                                              37,607             881,884
Eaton Vance Corp.                                                    38,203           1,218,676
Fidelity National Title Group, Inc., Class A                         66,031           1,494,942
IndyMac Bancorp, Inc. (a)                                            20,645             948,638
Jefferies Group, Inc. (a)                                            30,363             880,223
Leucadia National Corp. (a)                                          48,779           1,345,813
Moneygram International, Inc.                                        25,421             775,340
Nuveen Investments, Inc., Class A (a)                                23,646           1,173,314
Raymond James Financial, Inc.                                        27,229             857,986
SEI Investments Company                                              18,956           1,103,050
Waddell & Reed Financial, Inc., Class A                              25,481             635,241
                                                                              -----------------
                                                                                     12,643,285

FOOD & BEVERAGES - 1.11%
Bob Evans Farms, Inc.                                                10,957             372,209
Hansen Natural Corp. * (a)                                           18,304             514,891
Hormel Foods Corp.                                                   21,993             833,095
PepsiAmericas, Inc.                                                  18,203             379,351
Smithfield Foods, Inc. * (a)                                         29,789             785,834
The J.M. Smucker Company                                             17,252             829,476
Tootsie Roll Industries, Inc. (a)                                     7,999             259,568
                                                                              -----------------
                                                                                      3,974,424

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FOREST PRODUCTS - 0.27%
Rayonier, Inc. (a)                                                   23,025   $         960,143

FURNITURE & FIXTURES - 0.07%
Furniture Brands International, Inc. (a)                             14,530             250,207
Gas & Pipeline Utilities - 1.82%
AGL Resources, Inc.                                                  23,419             899,524
Aquila, Inc. *                                                      112,489             515,200
Equitable Resources, Inc. (a)                                        36,288           1,574,174
National Fuel Gas Company (a)                                        25,079             950,494
ONEOK, Inc.                                                          33,046           1,428,909
Vectren Corp.                                                        22,915             654,223
WGL Holdings, Inc.                                                   14,667             484,744
                                                                              -----------------
                                                                                      6,507,268

HEALTHCARE PRODUCTS - 3.40%
Advanced Medical Optics, Inc. * (a)                                  17,839             624,543
Beckman Coulter, Inc.                                                18,651           1,106,937
Cytyc Corp. *                                                        33,835             887,154
DENTSPLY International, Inc.                                         46,257           1,476,986
Edwards Lifesciences Corp. *                                         17,562             805,042
Gen-Probe, Inc. *                                                    15,579             759,320
Henry Schein, Inc. *                                                 26,514           1,366,266
Intuitive Surgical, Inc. * (a)                                       11,064           1,124,324
ResMed, Inc. * (a)                                                   22,833           1,141,650
STERIS Corp.                                                         19,495             501,801
Varian Medical Systems, Inc. *                                       39,071           1,923,075
Ventana Medical Systems, Inc. * (a)                                   9,798             412,398
                                                                              -----------------
                                                                                     12,129,496

HEALTHCARE SERVICES - 1.57%
Apria Healthcare Group, Inc. * (a)                                   12,761             318,642
Covance, Inc. *                                                      19,173           1,147,888
Health Net, Inc. *                                                   34,871           1,608,948
Lincare Holdings, Inc. *                                             28,167           1,061,051
Omnicare, Inc. (a)                                                   36,487           1,448,169
                                                                              -----------------
                                                                                      5,584,698

HOMEBUILDERS - 0.96%
Beazer Homes USA, Inc. (a)                                           11,788             538,240
Hovnanian Enterprises, Inc., Class A * (a)                           10,961             389,225
M.D.C. Holdings, Inc. (a)                                            10,412             594,838
Ryland Group, Inc. (a)                                               13,131             692,660
Toll Brothers, Inc. * (a)                                            37,845           1,218,609
                                                                              -----------------
                                                                                      3,433,572

HOTELS & RESTAURANTS - 1.29%
Applebee's International, Inc.                                       22,381             509,168
Boyd Gaming Corp.                                                    12,724             538,861
Brinker International, Inc.                                          24,874           1,131,021
CBRL Group, Inc.                                                      9,297             398,748
OSI Restaurant Partners, Inc.                                        22,383             875,175
Ruby Tuesday, Inc. (a)                                               17,749             479,046
The Cheesecake Factory, Inc. * (a)                                   23,782             658,761
                                                                              -----------------
                                                                                      4,590,780

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.71%
Blyth, Inc. (a)                                                       7,540   $         191,667
Church & Dwight, Inc. (a)                                            19,517             817,957
Energizer Holdings, Inc. * (a)                                       17,255           1,140,383
Tupperware Brands Corp. (a)                                          18,251             387,469
                                                                              -----------------
                                                                                      2,537,476

INDUSTRIAL MACHINERY - 2.19%
AGCO Corp. *                                                         27,368             854,703
Donaldson Company, Inc. (a)                                          21,398             749,144
Flowserve Corp. *                                                    16,995             915,011
FMC Technologies, Inc. *                                             20,607           1,236,626
Graco, Inc.                                                          20,402             852,192
Grant Prideco, Inc. *                                                39,253           1,720,066
Kennametal, Inc.                                                     11,635             710,666
Lincoln Electric Holdings, Inc.                                      12,804             779,123
                                                                              -----------------
                                                                                      7,817,531

INDUSTRIALS - 0.82%
Crane Company (a)                                                    15,449             588,607
Fastenal Company                                                     37,667           1,355,635
Harsco Corp.                                                         12,633             985,753
                                                                              -----------------
                                                                                      2,929,995

INSURANCE - 4.72%
American Financial Group, Inc.                                       13,947             728,173
Arthur J. Gallagher & Company (a)                                    29,229             856,117
Brown & Brown, Inc.                                                  34,393             997,397
Everest Re Group, Ltd.                                               19,520           1,920,963
First American Corp.                                                 29,062           1,122,084
Hanover Insurance Group, Inc. (a)                                    15,322             725,956
HCC Insurance Holdings, Inc.                                         33,439           1,009,523
Horace Mann Educators Corp.                                          12,930             261,445
Mercury General Corp.                                                10,688             571,274
Ohio Casualty Corp. (a)                                              18,473             539,596
Old Republic International Corp.                                     69,171           1,559,806
PMI Group, Inc.                                                      26,010           1,126,493
Protective Life Corp. (a)                                            21,025             992,801
Radian Group, Inc.                                                   24,567           1,307,210
Stancorp Financial Group, Inc.                                       16,349             742,408
Unitrin, Inc.                                                        12,291             601,276
W.R. Berkley Corp.                                                   50,636           1,777,830
                                                                              -----------------
                                                                                     16,840,352

INTERNET CONTENT - 0.39%
McAfee, Inc. *                                                       47,970           1,401,204

INTERNET SOFTWARE - 0.57%
Checkfree Corp. * (a)                                                26,749           1,118,376
F5 Networks, Inc. *                                                  12,193             912,158
                                                                              -----------------
                                                                                      2,030,534

LEISURE TIME - 0.40%
Callaway Golf Company                                                18,894             279,064
International Speedway Corp., Class A                                10,754             557,380
Scientific Games Corp., Class A * (a)                                20,043             582,249
                                                                              -----------------
                                                                                      1,418,693

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES - 0.27%
Pharmaceutical Product Development, Inc.                             30,957   $         977,932

MANUFACTURING - 2.24%
Cameron International Corp. *                                        33,557           1,822,816
Carlisle Companies, Inc.                                              9,265             758,711
Lancaster Colony Corp. (a)                                            7,081             302,642
Mine Safety Appliances Company (a)                                    9,079             327,843
Nordson Corp.                                                        10,123             488,840
Pentair, Inc. (a)                                                    30,408             968,799
Roper Industries, Inc. (a)                                           26,162           1,342,372
SPX Corp.                                                            17,396           1,063,069
Trinity Industries, Inc. (a)                                         23,955             905,499
                                                                              -----------------
                                                                                      7,980,591

MEDICAL-HOSPITALS - 1.42%
Community Health Systems, Inc. *                                     28,429             995,015
Lifepoint Hospitals, Inc. *                                          17,231             598,088
Psychiatric Solutions, Inc. * (a)                                    15,976             581,367
Triad Hospitals, Inc. *                                              26,424           1,123,548
Universal Health Services, Inc., Class B                             17,125             945,471
VCA Antech, Inc. *                                                   25,037             807,193
                                                                              -----------------
                                                                                      5,050,682

METAL & METAL PRODUCTS - 1.60%
Commercial Metals Company                                            36,035           1,046,817
Precision Castparts Corp.                                            40,739           3,074,165
Reliance Steel & Aluminum Company                                    19,285             742,280
Timken Company                                                       28,267             840,660
                                                                              -----------------
                                                                                      5,703,922

MOBILE HOMES - 0.14%
Thor Industries, Inc. (a)                                            10,739             486,047

NEWSPAPERS - 0.46%
Lee Enterprises, Inc. (a)                                            13,797             398,733
Washington Post Company, Class B                                      1,705           1,253,005
                                                                              -----------------
                                                                                      1,651,738

OFFICE FURNISHINGS & SUPPLIES - 0.39%
Herman Miller, Inc. (a)                                              19,847             696,828
HNI Corp. (a)                                                        15,063             705,551
                                                                              -----------------
                                                                                      1,402,379

PAPER - 0.29%
Bowater, Inc. (a)                                                    16,817             366,610
P.H. Glatfelter Company                                              13,452             199,359
Potlatch Corp. (a)                                                   11,642             485,355
                                                                              -----------------
                                                                                      1,051,324

PETROLEUM SERVICES - 1.39%
ENSCO International, Inc.                                            46,145           2,393,080
Pride International, Inc. *                                          49,043           1,583,598
Tidewater, Inc. (a)                                                  17,546             970,820
                                                                              -----------------
                                                                                      4,947,498

PHARMACEUTICALS - 1.55%
Medicis Pharmaceutical Corp., Class A (a)                            16,456             606,897
Par Pharmaceutical Companies, Inc. * (a)                             10,540             207,849

MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
PDL BioPharma, Inc. * (a)                                            34,538   $         784,358
Sepracor, Inc. * (a)                                                 32,855           1,833,638
Valeant Pharmaceuticals International (a)                            27,960             469,448
Vertex Pharmaceuticals, Inc. * (a)                                   36,356           1,610,571
                                                                              -----------------
                                                                                      5,512,761

PUBLISHING - 0.61%
American Greetings Corp., Class A (a)                                17,197             409,461
John Wiley & Sons, Inc., Class A                                     13,239             526,647
Media General, Inc., Class A (a)                                      7,236             267,370
Readers Digest Association, Inc., Class A (a)                        28,979             485,398
Scholastic Corp. * (a)                                                7,681             255,931
Valassis Communications, Inc. *                                      14,374             222,222
                                                                              -----------------
                                                                                      2,167,029

RAILROADS & EQUIPMENT - 0.20%
GATX Corp. (a)                                                       15,403             711,311

REAL ESTATE - 4.16%
AMB Property Corp., REIT                                             26,577           1,628,373
Developers Diversified Realty Corp., REIT                            32,997           2,137,546
Highwoods Properties, Inc., REIT                                     16,481             672,425
Hospitality Properties Trust, REIT                                   22,330           1,120,743
Liberty Property Trust, REIT                                         27,069           1,386,203
Mack-California Realty Corp., REIT                                   18,763           1,025,210
New Plan Realty Trust, Inc., REIT                                    31,515             897,862
Regency Centers Corp., REIT                                          20,673           1,632,753
The Macerich Company, REIT                                           21,593           1,845,554
United Dominion Realty Trust, Inc., REIT (a)                         40,484           1,359,453
Weingarten Realty Investors, REIT (a)                                23,738           1,132,777
                                                                              -----------------
                                                                                     14,838,899

RETAIL GROCERY - 0.08%
Ruddick Corp. (a)                                                    10,710             298,595

RETAIL TRADE - 6.99%
99 Cents Only Stores * (a)                                           14,017             154,888
Abercrombie & Fitch Company., Class A                                26,485           1,786,148
Advance Auto Parts, Inc.                                             31,609           1,125,280
Aeropostale, Inc. *                                                  15,884             480,332
American Eagle Outfitters, Inc.                                      40,133           1,813,209
AnnTaylor Stores Corp. * (a)                                         21,877             754,757
Barnes & Noble, Inc.                                                 15,388             615,828
BJ's Wholesale Club, Inc. *                                          19,516             630,367
Borders Group, Inc. (a)                                              18,656             427,222
CarMax, Inc. *                                                       32,012           1,477,034
Charming Shoppes, Inc. *                                             36,873             498,892
Chico's FAS, Inc. * (a)                                              52,798           1,253,952
Claire's Stores, Inc. (a)                                            28,628             913,519
Coldwater Creek, Inc. * (a)                                          18,070             454,460
Dick's Sporting Goods, Inc. * (a)                                    11,167             598,998
Dollar Tree Stores, Inc. *                                           30,666             920,287
Foot Locker, Inc.                                                    46,785           1,071,377
GameStop Corp., Class A * (a)                                        22,606           1,267,066
MSC Industrial Direct Company, Inc., Class A                         16,456             640,303

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Pacific Sunwear of California, Inc. *                                20,848   $         410,289
Payless ShoeSource, Inc. *                                           19,761             616,346
PETsMART, Inc.                                                       42,038           1,243,484
Pier 1 Imports, Inc. (a)                                             26,314             174,988
Regis Corp. (a)                                                      13,637             522,433
Rent-A-Center, Inc. * (a)                                            20,977             573,511
Ross Stores, Inc.                                                    42,432           1,314,968
Saks, Inc. * (a)                                                     41,193             845,280
United Rentals, Inc. * (a)                                           19,876             498,093
Urban Outfitters, Inc. * (a)                                         33,807             753,220
Williams-Sonoma, Inc. (a)                                            34,121           1,082,318
                                                                              -----------------
                                                                                     24,918,849

SANITARY SERVICES - 0.94%
Aqua America, Inc. (a)                                               39,512             944,732
Republic Services, Inc.                                              34,494           1,430,811
Stericycle, Inc. * (a)                                               13,259             960,217
                                                                              -----------------
                                                                                      3,335,760

SEMICONDUCTORS - 3.72%
Atmel Corp. *                                                       128,818             651,819
Cree, Inc. * (a)                                                     23,225             459,623
Cypress Semiconductor Corp. * (a)                                    42,441             738,049
Fairchild Semiconductor International, Inc. *                        36,841             601,245
Integrated Device Technology, Inc. * (a)                             60,026             990,429
International Rectifier Corp. *                                      21,512             860,480
Intersil Corp., Class A (a)                                          42,222           1,045,839
Lam Research Corp. *                                                 42,659           2,243,863
Lattice Semiconductor Corp. *                                        34,379             233,433
MEMC Electronic Materials, Inc. *                                    50,073           1,992,905
Micrel, Inc. * (a)                                                   17,807             205,671
Microchip Technology, Inc.                                           64,632           2,204,598
Semtech Corp. *                                                      21,905             287,394
Silicon Laboratories, Inc. * (a)                                     16,837             542,488
Triquint Semiconductor, Inc. *                                       41,826             210,803
                                                                              -----------------
                                                                                     13,268,639

SOFTWARE - 0.92%
Activision, Inc. * (a)                                               75,036           1,279,364
Advent Software, Inc. * (a)                                           6,093             222,760
Macrovision Corp. * (a)                                              15,905             439,773
McDATA Corp., Class A * (a)                                          47,889             300,264
Sybase, Inc.*                                                        26,908             644,177
Transaction Systems Architects, Inc., Class A * (a)                  11,283             381,704
                                                                              -----------------
                                                                                      3,268,042

STEEL - 0.36%
Steel Dynamics, Inc. (a)                                             27,383             890,495
Worthington Industries, Inc. (a)                                     21,898             405,113
                                                                              -----------------
                                                                                      1,295,608

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.93%
ADTRAN, Inc. (a)                                                     19,473             424,317
Andrew Corp. * (a)                                                   48,011             478,670
Commscope, Inc. * (a)                                                17,741             535,246


MID CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Newport Corp. * (a)                                                  12,266   $         266,540
Plantronics, Inc. (a)                                                14,260             299,460
Polycom, Inc. * (a)                                                  26,522             764,894
Powerwave Technologies, Inc. * (a)                                   39,165             251,047
UTStarcom, Inc. * (a)                                                31,977             283,956
                                                                              -----------------
                                                                                      3,304,130

TELEPHONE - 0.57%
Cincinnati Bell, Inc. *                                              74,255             335,632
Harris Corp.                                                         40,252           1,695,012
                                                                              -----------------
                                                                                      2,030,644

TIRES & RUBBER - 0.04%
Bandag, Inc. (a)                                                      3,449             152,377

TOBACCO - 0.10%
Universal Corp.                                                       7,743             360,592

TRANSPORTATION - 1.95%
Alexander & Baldwin, Inc. (a)                                        12,951             571,787
C.H. Robinson Worldwide, Inc.                                        52,142           2,294,248
Con-way, Inc.                                                        14,421             665,096
Expeditors International of Washington, Inc. (a)                     64,137           2,901,558
Overseas Shipholding Group, Inc. (a)                                  8,917             513,263
                                                                              -----------------
                                                                                      6,945,952

TRUCKING & FREIGHT - 0.89%
J.B. Hunt Transport Services, Inc.                                   31,904             698,379
Oshkosh Truck Corp. (a)                                              22,143           1,063,086
Swift Transportation, Inc. * (a)                                     16,208             459,821
Werner Enterprises, Inc. (a)                                         15,336             286,016
YRC Worldwide, Inc. * (a)                                            17,295             670,181
                                                                              -----------------
                                                                                      3,177,483
                                                                              -----------------
TOTAL COMMON STOCKS
   (Cost $327,917,276)                                                        $     337,605,460
                                                                              -----------------

SHORT TERM INVESTMENTS - 30.40%
Federal Home Loan Bank Discount Notes
   zero coupon due 12/20/2006                             $       4,000,000   $       3,989,064
Federal Home Loan Mortgage Corp. Discount Notes
   5.095% due 01/02/2007                                          5,300,000           5,275,864
Federal National Mortgage Association
   Discount Notes
   zero coupon due 12/13/2006 to
      01/19/2007                                                  5,500,000           5,482,331
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           91,200,906          91,200,906
U.S. Treasury Bills
   zero coupon due 01/18/2007                                       750,000             741,766
UBS Finance (Delaware) LLC
   5.30% due 12/01/2006                                           1,740,000           1,740,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $108,429,931)                                                        $     108,429,931
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (MID CAP INDEX FUND)
   (COST $436,347,207) - 125.06%                                              $     446,035,391
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.06)%                                    (89,389,007)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     356,646,384
                                                                              =================

MID CAP STOCK FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.92%

ADVERTISING - 1.19%
Focus Media Holding Ltd., ADR * (a)                                  55,500   $       3,955,485

AEROSPACE - 0.90%
Alliant Techsystems, Inc. *                                          39,015           3,016,250

AGRICULTURE - 1.53%
Agrium, Inc.                                                         56,100           1,730,124
The Mosaic Company * (a)                                            157,500           3,354,750
                                                                              -----------------
                                                                                      5,084,874

AIR TRAVEL - 0.87%
Gol Linhas Aereas Inteligentes S.A., ADR (a)                        101,340           2,884,136

AUTO PARTS - 0.97%
LKQ Corp. * (a)                                                     141,000           3,227,490

BIOTECHNOLOGY - 3.13%
Cephalon, Inc. * (a)                                                 58,777           4,400,046
Charles River Laboratories International, Inc. *                     37,300           1,557,275
ICOS Corp. * (a)                                                     78,812           2,544,839
Millennium Pharmaceuticals, Inc. *                                  170,583           1,919,059
                                                                              -----------------
                                                                                     10,421,219

BUILDING MATERIALS & CONSTRUCTION - 1.59%
Foster Wheeler, Ltd. *                                               98,000           5,292,000

BUSINESS SERVICES - 8.01%
Cadence Design Systems, Inc. *                                      178,600           3,282,668
Corporate Executive Board Company                                    27,615           2,612,931
DST Systems, Inc. *                                                  49,000           3,057,600
Equifax, Inc.                                                       125,100           4,752,549
Fluor Corp.                                                          46,000           4,005,680
Manpower, Inc.                                                       49,700           3,528,700
Resources Connection, Inc. *                                        186,700           5,419,901
                                                                              -----------------
                                                                                     26,660,029

CABLE AND TELEVISION - 0.85%
Gemstar-TV Guide International, Inc. *                              918,500           2,838,165

CELLULAR COMMUNICATIONS - 2.83%
American Tower Corp., Class A *                                      86,649           3,281,398
Leap Wireless International, Inc. *                                  72,300           4,103,025
Millicom International Cellular S.A. * (a)                           35,400           2,027,004
                                                                              -----------------
                                                                                      9,411,427

CHEMICALS - 1.19%
Kingboard Chemical Holdings, Ltd.                                   984,000           3,972,359

COMMERCIAL SERVICES - 2.06%
Live Nation, Inc. *                                                 121,200           2,598,528
Western Union Company                                               186,300           4,247,640
                                                                              -----------------
                                                                                      6,846,168

COMPUTERS & BUSINESS EQUIPMENT - 3.55%
Cognizant Technology Solutions Corp.,
   Class A *                                                         30,967           2,525,669

MID CAP STOCK FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Network Appliance, Inc. * (a)                                       237,000   $       9,292,770
                                                                              -----------------
                                                                                     11,818,439

CONSTRUCTION & MINING EQUIPMENT - 1.10%
Joy Global, Inc.                                                     83,600           3,670,040

CONTAINERS & GLASS - 1.17%
Ball Corp. (a)                                                       91,500           3,912,540

COSMETICS & TOILETRIES - 0.31%
Avon Products, Inc.                                                  15,000             489,600
Sally Beauty Holdings, Inc. *                                        58,100             538,006
                                                                              -----------------
                                                                                      1,027,606

CRUDE PETROLEUM & NATURAL GAS - 1.06%
Chesapeake Energy Corp. (a)                                         104,028           3,540,073

DOMESTIC OIL - 1.10%
Murphy Oil Corp.                                                     67,700           3,674,756

DRUGS & HEALTH CARE - 1.79%
Shionogi & Company, Ltd.                                            246,947           4,797,473
Zymogenetics, Inc. * (a)                                             73,500           1,154,685
                                                                              -----------------
                                                                                      5,952,158

ELECTRICAL EQUIPMENT - 0.75%
Tektronix, Inc.                                                      82,146           2,510,382

ENERGY - 1.82%
Covanta Holding Corp. *                                             115,800           2,556,864
Suntech Power Holdings Company Ltd., ADR * (a)                      117,300           3,510,789
                                                                              -----------------
                                                                                      6,067,653

FINANCIAL SERVICES - 8.46%
E*TRADE Financial Corp. *                                           182,695           4,397,469
Julius Baer Holding, Ltd.                                            15,851           1,689,025
Moneygram International, Inc.                                        79,900           2,436,950
Nasdaq Stock Market, Inc. * (a)                                     124,816           5,011,362
National Financial Partners Corp. (a)                                76,500           3,466,980
Nuveen Investments, Inc., Class A (a)                                98,800           4,902,456
State Street Corp. (c)                                               69,276           4,304,118
Waddell & Reed Financial, Inc., Class A                              78,700           1,961,991
                                                                              -----------------
                                                                                     28,170,351

FOOD & BEVERAGES - 0.11%
Tyson Foods, Inc., Class A                                           22,700             360,703

HEALTHCARE PRODUCTS - 5.07%
Dade Behring Holdings, Inc.                                          82,100           3,108,306
Herbalife, Ltd. *                                                    68,000           2,649,280
Hologic, Inc. *                                                      50,100           2,506,503
Kyphon, Inc. * (a)                                                   85,100           2,873,827
St. Jude Medical, Inc. *                                             94,600           3,525,742
The Medicines Company * (a)                                          77,239           2,205,173
                                                                              -----------------
                                                                                     16,868,831

HEALTHCARE SERVICES - 1.89%
Covance, Inc. *                                                      42,435           2,540,583

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
IMS Health, Inc.                                                    137,300   $       3,771,631
                                                                              -----------------
                                                                                      6,312,214

HOUSEHOLD PRODUCTS - 1.76%
Jarden Corp. * (a)                                                  158,468           5,860,147

INDUSTRIAL MACHINERY - 1.00%
Dover Corp.                                                          66,500           3,344,950

INTERNATIONAL OIL - 0.72%
Nabors Industries, Ltd. *                                            70,900           2,393,584

INTERNET CONTENT - 0.97%
Baidu.com * (a)                                                      27,800           3,218,684

INTERNET SERVICE PROVIDER - 0.47%
Redback Networks, Inc. * (a)                                        105,900           1,558,848

INTERNET SOFTWARE - 0.60%
Tencent Holdings, Ltd.                                              719,300           1,988,256

LEISURE TIME - 1.22%
DreamWorks Animation SKG, Class A *                                 138,939           4,061,187

LIFE SCIENCES - 0.90%
Pharmaceutical Product Development, Inc.                             95,120           3,004,841

MANUFACTURING - 1.64%
Roper Industries, Inc.                                               33,200           1,703,492
Vallourec SA                                                         14,000           3,764,923
                                                                              -----------------
                                                                                      5,468,415

METAL & METAL PRODUCTS - 1.17%
Cameco Corp.                                                        102,252           3,887,621

MINING - 3.70%
Freeport-McMoRan Copper & Gold, Inc., Class B                        54,300           3,413,841
Potash Corp. of Saskatchewan, Inc. (a)                               34,100           4,799,234
Teck Cominco, Ltd., Class B                                          54,700           4,099,765
                                                                              -----------------
                                                                                     12,312,840

PHARMACEUTICALS - 3.78%
Alkermes, Inc. * (a)                                                104,901           1,592,397
Amylin Pharmaceuticals, Inc. * (a)                                   80,167           3,206,680
Elan Corp. PLC, ADR * (a)                                           161,900           2,342,693
Forest Laboratories, Inc. *                                          76,662           3,733,439
Vertex Pharmaceuticals, Inc. *                                       38,576           1,708,917
                                                                              -----------------
                                                                                     12,584,126

RETAIL TRADE - 7.50%
Childrens Place Retail Stores, Inc. *                                56,900           3,671,188
Dick's Sporting Goods, Inc. * (a)                                    68,700           3,685,068
Fossil, Inc. * (a)                                                  213,200           4,481,464
GameStop Corp., Class A * (a)                                        31,400           1,759,970
Kohl's Corp. *                                                       95,300           6,632,880
Tiffany & Company                                                   123,107           4,731,002
                                                                              -----------------
                                                                                     24,961,572

SANITARY SERVICES - 1.20%
Stericycle, Inc. *                                                   55,304           4,005,116

MID CAP STOCK FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 3.36%
Broadcom Corp., Class A *                                            81,500   $       2,675,645
Lam Research Corp. *                                                 60,500           3,182,300
NVIDIA Corp. *                                                       30,900           1,142,991
Silicon-On-Insulator Technologies *                                 125,000           4,196,950
                                                                              -----------------
                                                                                     11,197,886

SOFTWARE - 9.77%
Activision, Inc. * (a)                                              397,800           6,782,490
Adobe Systems, Inc. *                                               156,100           6,264,293
American Reprographics Company *                                     60,700           1,897,482
Cognos, Inc. * (a)                                                   60,311           2,467,323
Red Hat, Inc. * (a)                                                  96,200           1,673,880
Transaction Systems Architects, Inc., Class A *                      93,600           3,166,488
VeriFone Holdings, Inc. * (a)                                       198,494           6,701,157
Verint Systems, Inc. *                                              104,600           3,568,952
                                                                              -----------------
                                                                                     32,522,065

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.57%
Amdocs, Ltd. *                                                       72,300           2,787,165
NeuStar, Inc., Class A * (a)                                         53,500           1,778,875
Polycom, Inc. *                                                     122,300           3,527,132
Sonus Networks, Inc. *                                              602,500           3,783,700
                                                                              -----------------
                                                                                     11,876,872

TOYS, AMUSEMENTS & SPORTING GOODS - 0.53%
Marvel Entertainment, Inc. * (a)                                     63,500           1,784,350

TRANSPORTATION - 0.74%
Kirby Corp. *                                                        68,600           2,472,344

TRAVEL SERVICES - 1.02%
Ctrip.com International Ltd., ADR (a)                                61,000           3,386,720
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $282,889,929)                                       $     329,385,772
                                                                              -----------------
SHORT TERM INVESTMENTS - 24.89%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                          $      82,861,600   $      82,861,600
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $82,861,600)                                                         $      82,861,600
                                                                              -----------------
REPURCHASE AGREEMENTS - 1.92%
The Bank of New York Tri-Party Repurchase Agreement
   dated 11/30/2006 at 5.30% to be repurchased at
   $6,400,942 on 12/01/2006, collateralized by
   $106,914,421 Federal National Mortgage Association,
   8.50% due 08/01/2018 (valued at $6,528,000,
   including interest)                                    $       6,400,000   $       6,400,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,400,000)                                                          $       6,400,000
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (MID CAP STOCK FUND)
   (COST $372,151,529) - 125.73%                                              $     418,647,372
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.73)%                                    (85,685,201)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     332,962,171
                                                                              =================

MID CAP VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.03%

ADVERTISING - 2.61%
The Interpublic Group of Companies, Inc. * (a)                      347,306   $       4,157,253

AGRICULTURE - 3.12%
Monsanto Company                                                     34,896           1,677,451
The Mosaic Company * (a)                                            154,029           3,280,817
                                                                              -----------------
                                                                                      4,958,268

AUTO PARTS - 1.76%
Genuine Parts Company                                                59,793           2,803,694

BROADCASTING - 2.34%
Clear Channel Communications, Inc.                                  105,700           3,716,412

BUSINESS SERVICES - 6.68%
Cadence Design Systems, Inc. *                                      166,929           3,068,155
R.H. Donnelley Corp. *                                               63,153           3,915,486
R.R. Donnelley & Sons Company                                       103,376           3,646,071
                                                                              -----------------
                                                                                     10,629,712

CHEMICALS - 3.19%
Chemtura Corp.                                                      194,231           1,880,156
Eastman Chemical Company                                             53,862           3,198,326
                                                                              -----------------
                                                                                      5,078,482

CONTAINERS & GLASS - 4.26%
Ball Corp.                                                           81,422           3,481,605
Pactiv Corp. *                                                       95,673           3,295,935
                                                                              -----------------
                                                                                      6,777,540

CRUDE PETROLEUM & NATURAL GAS - 2.05%
EOG Resources, Inc.                                                  46,315           3,266,597

ELECTRICAL EQUIPMENT - 1.79%
Hubbell, Inc., Class B                                               54,337           2,849,976

ELECTRICAL UTILITIES - 6.61%
Ameren Corp. (a)                                                     56,242           3,077,000
CMS Energy Corp. *                                                  178,223           2,888,995
Northeast Utilities                                                 116,321           3,260,477
Puget Energy, Inc.                                                   52,157           1,295,580
                                                                              -----------------
                                                                                     10,522,052

FOOD & BEVERAGES - 0.40%
Coca-Cola Enterprises, Inc.                                          31,100             635,995

GAS & PIPELINE UTILITIES - 2.61%
NiSource, Inc.                                                      136,051           3,355,018
Southwest Gas Corp.                                                  21,145             793,783
                                                                              -----------------
                                                                                      4,148,801

HEALTHCARE PRODUCTS - 1.07%
Bausch & Lomb, Inc. (a)                                              35,145           1,701,721

MID CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 2.69%
Brinker International, Inc.                                          46,332   $       2,106,716
OSI Restaurant Partners, Inc.                                        55,500           2,170,050
                                                                              -----------------
                                                                                      4,276,766

HOUSEHOLD PRODUCTS - 1.70%
Newell Rubbermaid, Inc. (a)                                          52,879           1,506,523
Tupperware Brands Corp. (a)                                          56,361           1,196,544
                                                                              -----------------
                                                                                      2,703,067

INDUSTRIAL MACHINERY - 2.29%
Cummins, Inc. (a)                                                    11,817           1,417,094
W.W. Grainger, Inc.                                                  30,788           2,227,820
                                                                              -----------------
                                                                                      3,644,914

INSURANCE - 9.88%
ACE, Ltd.                                                            24,863           1,413,213
Aetna, Inc.                                                          37,428           1,546,151
Conseco, Inc. *                                                      93,863           1,866,935
Everest Re Group, Ltd.                                               14,670           1,443,675
Genworth Financial, Inc.                                             41,717           1,368,317
PartnerRe, Ltd.                                                      43,815           3,054,782
PMI Group, Inc.                                                      13,454             582,693
SAFECO Corp.                                                         24,800           1,502,136
XL Capital, Ltd., Class A (a)                                        41,486           2,950,484
                                                                              -----------------
                                                                                     15,728,386

INTERNET SOFTWARE - 2.24%
McAfee, Inc. *                                                      111,554           3,258,492
Openwave Systems, Inc. *                                             35,800             300,720
                                                                              -----------------
                                                                                      3,559,212

MANUFACTURING - 1.61%
Snap-on, Inc.                                                        53,934           2,561,865

METAL & METAL PRODUCTS - 1.42%
Timken Company                                                       76,144           2,264,523

MINING - 0.61%
Potash Corp. of Saskatchewan, Inc.                                    6,939             976,595

OFFICE FURNISHINGS & SUPPLIES - 2.00%
OfficeMax, Inc.                                                      67,645           3,184,050

PAPER - 2.79%
Bowater, Inc. (a)                                                    80,965           1,765,037
MeadWestvaco Corp.                                                   90,879           2,680,930
                                                                              -----------------
                                                                                      4,445,967

PETROLEUM SERVICES - 3.95%
GlobalSantaFe Corp.                                                  56,766           3,405,960
Halliburton Company                                                  85,186           2,874,176
                                                                              -----------------
                                                                                      6,280,136

PHARMACEUTICALS - 4.10%
King Pharmaceuticals, Inc. *                                        195,429           3,230,441
Mylan Laboratories, Inc. (a)                                        162,388           3,294,853
                                                                              -----------------
                                                                                      6,525,294

PUBLISHING - 1.05%
American Greetings Corp., Class A (a)                                70,074           1,668,462

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 1.21%
Host Hotels & Resorts, Inc., REIT                                    76,422   $       1,927,363

RETAIL GROCERY - 2.40%
Safeway, Inc.                                                        65,773           2,026,466
The Kroger Company                                                   83,500           1,791,910
                                                                              -----------------
                                                                                      3,818,376

RETAIL TRADE - 2.22%
Federated Department Stores, Inc.                                    34,266           1,442,256
Foot Locker, Inc.                                                    91,126           2,086,785
                                                                              -----------------
                                                                                      3,529,041

SANITARY SERVICES - 1.10%
Allied Waste Industries, Inc. *                                     138,500           1,756,180

SOFTWARE - 1.35%
Sybase, Inc.*                                                        89,956           2,153,547

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 7.64%
ADC Telecommunications, Inc. *                                      139,349           1,921,623
Avaya, Inc. *                                                       242,544           3,099,712
Embarq Corp.                                                         47,300           2,433,585
JDS Uniphase Corp. * (a)                                            102,575           1,895,586
Level 3 Communications, Inc. * (a)                                   93,200             497,688
Tellabs, Inc. *                                                     230,111           2,310,314
                                                                              -----------------
                                                                                     12,158,508

TELEPHONE - 3.43%
CenturyTel, Inc.                                                     39,853           1,695,745
Qwest Communications International, Inc. * (a)                      489,700           3,765,793
                                                                              -----------------
                                                                                      5,461,538

TRAVEL SERVICES - 2.86%
Sabre Holdings Corp.                                                165,731           4,546,001
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $132,528,581)                                       $     154,416,294
                                                                              -----------------
SHORT TERM INVESTMENTS - 14.24%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      22,651,659   $      22,651,659
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,651,659)                                                         $      22,651,659
                                                                              -----------------
REPURCHASE AGREEMENTS - 3.48%
Repurchase Agreement with State Street Corp. dated
   11/30/2006 at 3.95% to be repurchased at $5,534,607
   on 12/01/2006, collateralized by $5,705,000 Federal
   National Mortgage Association, 5.75% due 03/07/2022
   (valued at $5,647,950, including interest) (c)         $       5,534,000   $       5,534,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,534,000)                                                          $       5,534,000
                                                                              -----------------
TOTAL INVESTMENTS (MID CAP VALUE FUND)
   (COST $160,714,240) - 114.75%                                              $     182,601,953
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.75)%                                    (23,465,326)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     159,136,627
                                                                              =================

MID CAP VALUE EQUITY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.73%

ADVERTISING - 0.69%
The Interpublic Group of Companies, Inc. * (a)                       62,556   $         748,795

AEROSPACE - 0.50%
Goodrich Corp.                                                       12,178             548,010

AGRICULTURE - 0.84%
Archer-Daniels-Midland Company                                       10,002             351,070
Monsanto Company                                                      3,076             147,864
The Mosaic Company * (a)                                             19,441             414,093
                                                                              -----------------
                                                                                        913,027

AIR TRAVEL - 1.45%
AMR Corp. * (a)                                                      15,080             481,957
Continental Airlines, Inc., Class B * (a)                            13,251             538,521
UAL Corp. * (a)                                                         909              36,887
US Airways Group, Inc. * (a)                                          9,236             524,235
                                                                              -----------------
                                                                                      1,581,600

APPAREL & TEXTILES - 2.47%
Liz Claiborne, Inc.                                                  28,635           1,224,146
Mohawk Industries, Inc. * (a)                                         4,158             321,954
VF Corp.                                                             14,692           1,151,706
                                                                              -----------------
                                                                                      2,697,806

AUTO PARTS - 0.62%
Genuine Parts Company                                                 5,790             271,493
Johnson Controls, Inc.                                                4,952             402,746
                                                                              -----------------
                                                                                        674,239

AUTOMOBILES - 0.82%
Ford Motor Company (a)                                              109,917             893,625

BANKING - 1.80%
Comerica, Inc.                                                       12,827             747,173
Huntington Bancshares, Inc.                                          14,999             364,625
Regions Financial Corp.                                              23,389             857,207
                                                                              -----------------
                                                                                      1,969,005

BUILDING MATERIALS & CONSTRUCTION - 2.06%
American Standard Companies, Inc.                                    38,508           1,725,543
Chicago Bridge & Iron Company NV                                     17,855             517,438
                                                                              -----------------
                                                                                      2,242,981

BUSINESS SERVICES - 4.50%
Computer Sciences Corp. * (a)                                        17,803             929,317
Dun & Bradstreet Corp. *                                              4,005             329,291
Electronic Data Systems Corp.                                        50,102           1,359,768
Fluor Corp.                                                           8,836             769,439
Pitney Bowes, Inc.                                                    6,920             318,943
R.H. Donnelley Corp. *                                               19,412           1,203,544
                                                                              -----------------
                                                                                      4,910,302

CHEMICALS - 2.71%
Cabot Corp.                                                           7,873             323,817
Eastman Chemical Company                                             17,210           1,021,930
Imperial Chemical Industries PLC, ADR                                11,319             371,150
Lubrizol Corp.                                                        6,192             293,129
PPG Industries, Inc.                                                 14,714             946,110
                                                                              -----------------
                                                                                      2,956,136

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 0.29%
Diebold, Inc.                                                         6,411   $         294,906
Xerox Corp. *                                                         1,433              23,645
                                                                              -----------------
                                                                                        318,551

CONSTRUCTION & MINING EQUIPMENT - 0.32%
National Oilwell, Inc. *                                              5,262             349,976

CONSTRUCTION MATERIALS - 0.55%
USG Corp. * (a)                                                      10,855             604,949

CRUDE PETROLEUM & NATURAL GAS - 2.34%
Newfield Exploration Company *                                       16,856             838,923
Pioneer Natural Resources Company                                    23,231           1,011,710
Sunoco, Inc.                                                         10,246             698,368
                                                                              -----------------
                                                                                      2,549,001

ELECTRICAL EQUIPMENT - 0.80%
Ballard Power Systems, Inc. * (a)                                    15,315             110,727
Cooper Industries, Ltd., Class A                                      7,898             722,193
Plug Power, Inc. * (a)                                               10,810              43,889
                                                                              -----------------
                                                                                        876,809

ELECTRICAL UTILITIES - 8.59%
American Electric Power Company, Inc.                                17,346             720,032
CMS Energy Corp. *                                                   14,293             231,690
Consolidated Edison, Inc. (a)                                        16,783             809,276
Constellation Energy Group, Inc.                                     10,285             705,654
DPL, Inc. (a)                                                        22,972             642,297
DTE Energy Company (a)                                               17,911             843,429
Edison International                                                 27,954           1,285,325
Mirant Corp. *                                                       14,760             448,999
Pinnacle West Capital Corp.                                          34,600           1,707,164
PPL Corp.                                                            28,863           1,049,170
Reliant Energy, Inc. * (a)                                           27,495             368,983
TECO Energy, Inc.                                                    32,895             558,886
                                                                              -----------------
                                                                                      9,370,905

ELECTRONICS - 0.43%
Solectron Corp. *                                                   139,879             465,797

ENERGY - 5.38%
Energy Conversion Devices, Inc. * (a)                                 3,189             121,756
Energy East Corp.                                                    40,551             990,661
Fuelcell Energy, Inc. * (a)                                           8,071              52,623
McDermott International, Inc. *                                      29,762           1,550,005
MDU Resources Group, Inc.                                            20,000             526,800
SCANA Corp.                                                          12,579             519,010
Sempra Energy                                                        15,568             848,456
Southwestern Energy Company *                                        19,215             809,528
Xcel Energy, Inc. (a)                                                19,739             453,207
                                                                              -----------------
                                                                                      5,872,046

FINANCIAL SERVICES - 0.26%
Amvescap PLC                                                         26,485             286,834

FOOD & BEVERAGES - 1.18%
Del Monte Foods Company                                              41,276             466,006

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Tyson Foods, Inc., Class A (a)                                       51,949   $         825,470
                                                                              -----------------
                                                                                      1,291,476

FOREST PRODUCTS - 0.82%
Rayonier, Inc.                                                       21,331             889,503

GAS & PIPELINE UTILITIES - 3.61%
El Paso Corp.                                                        65,234             952,416
Enbridge, Inc.                                                       25,757             908,707
NiSource, Inc.                                                       64,056           1,579,621
Questar Corp.                                                         5,788             499,215
                                                                              -----------------
                                                                                      3,939,959

HEALTHCARE SERVICES - 2.28%
Health Net, Inc. *                                                   20,412             941,810
Humana, Inc. *                                                       17,425             942,692
McKesson Corp.                                                        4,898             241,961
Omnicare, Inc. (a)                                                    9,026             358,242
                                                                              -----------------
                                                                                      2,484,705

HOLDINGS COMPANIES/CONGLOMERATES - 1.95%
Loews Corp.                                                          38,585           1,540,313
Textron, Inc.                                                         6,045             589,085
                                                                              -----------------
                                                                                      2,129,398

HOTELS & RESTAURANTS - 0.91%
Hilton Hotels Corp.                                                  30,374             997,178

HOUSEHOLD APPLIANCES - 0.88%
Whirlpool Corp. (a)                                                  11,204             955,701

INDUSTRIAL MACHINERY - 3.35%
AGCO Corp. * (a)                                                     48,895           1,526,991
Dover Corp.                                                          10,885             547,515
Ingersoll-Rand Company, Class A                                      16,263             634,420
Terex Corp. *                                                         8,720             488,494
The Manitowoc Company, Inc.                                           7,574             456,258
                                                                              -----------------
                                                                                      3,653,678

INSURANCE - 14.75%
ACE, Ltd.                                                            36,480           2,073,523
Ambac Financial Group, Inc.                                           1,933             165,542
Aon Corp.                                                            61,087           2,179,584
Axis Capital Holdings, Ltd.                                          25,726             880,601
Conseco, Inc. *                                                      10,553             209,899
Everest Re Group, Ltd.                                               28,814           2,835,586
Lincoln National Corp.                                               18,639           1,185,254
MBIA, Inc.                                                            2,440             169,946
PartnerRe, Ltd. (a)                                                  26,262           1,830,987
Torchmark Corp.                                                      11,648             736,387
Willis Group Holdings, Ltd.                                          18,203             732,853
XL Capital, Ltd., Class A                                            43,420           3,088,030
                                                                              -----------------
                                                                                     16,088,192

INTERNATIONAL OIL - 1.69%
Hess Corp.                                                           16,261             817,440
Nabors Industries, Ltd. *                                            13,801             465,922

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Weatherford International, Ltd. *                                    12,582   $         565,058
                                                                              -----------------
                                                                                      1,848,420

INTERNET CONTENT - 0.57%
McAfee, Inc. *                                                       21,287             621,793

LEISURE TIME - 2.02%
Regal Entertainment Group, Class A (a)                               46,542             968,539
Royal Caribbean Cruises, Ltd. (a)                                    28,995           1,230,838
                                                                              -----------------
                                                                                      2,199,377

MANUFACTURING - 3.83%
Cameron International Corp. *                                        16,337             887,426
Eaton Corp.                                                          15,064           1,161,133
Reddy Ice Holdings, Inc.                                             13,952             345,591
Rockwell Automation, Inc.                                            12,559             817,340
Stanley Works                                                        18,925             965,553
                                                                              -----------------
                                                                                      4,177,043

MEDICAL-HOSPITALS - 0.44%
Health Management Associates, Inc., Class A                          23,671             485,256

MINING - 1.10%
Freeport-McMoRan Copper & Gold, Inc., Class B                         9,103             572,306
Phelps Dodge Corp.                                                    5,131             631,113
                                                                              -----------------
                                                                                      1,203,419

PAPER - 0.73%
Bowater, Inc. (a)                                                    12,658             275,944
MeadWestvaco Corp.                                                    9,348             275,766
Temple-Inland, Inc.                                                   6,320             247,112
                                                                              -----------------
                                                                                        798,822

PETROLEUM SERVICES - 2.99%
BJ Services Company                                                  21,269             718,254
ENSCO International, Inc. (a)                                         8,717             452,064
GlobalSantaFe Corp.                                                  20,493           1,229,580
Smith International, Inc.                                            11,807             500,144
Suncor Energy, Inc.                                                   4,558             360,173
                                                                              -----------------
                                                                                      3,260,215

PHARMACEUTICALS - 1.93%
AmerisourceBergen Corp.                                              12,970             596,490
Hospira, Inc. *                                                       6,601             216,513
King Pharmaceuticals, Inc. *                                         21,770             359,858
Mylan Laboratories, Inc.                                             34,754             705,159
Watson Pharmaceuticals, Inc. *                                        8,698             223,278
                                                                              -----------------
                                                                                      2,101,298

PHOTOGRAPHY - 0.73%
Eastman Kodak Company (a)                                            30,526             794,287

REAL ESTATE - 1.81%
Boston Properties, Inc., REIT                                         3,085             361,099
Crescent Real Estate Equities Company, REIT (a)                      23,265             499,732
Equity Residential, REIT                                             20,872           1,111,643
                                                                              -----------------
                                                                                      1,972,474

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 2.07%
Family Dollar Stores, Inc.                                           29,928   $         834,692
Federated Department Stores, Inc.                                    24,477           1,030,237
Ritchie Brothers Auctioneers, Inc.                                    7,313             395,487
                                                                              -----------------
                                                                                      2,260,416

SANITARY SERVICES - 0.12%
Insituform Technologies, Inc., Class A *                              4,964             127,674

SEMICONDUCTORS - 2.36%
Intersil Corp., Class A                                              35,138             870,368
Microchip Technology, Inc.                                           16,029             546,749
National Semiconductor Corp.                                         47,699           1,153,839
                                                                              -----------------
                                                                                      2,570,956

SOFTWARE - 1.13%
BMC Software, Inc. *                                                 37,974           1,236,433

STEEL - 0.36%
Nucor Corp.                                                           6,618             396,087

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.49%
Citizens Communications Company                                      38,611             547,118
Embarq Corp.                                                          4,244             218,354
Tellabs, Inc. *                                                      86,145             864,896
                                                                              -----------------
                                                                                      1,630,368

TELEPHONE - 2.53%
CenturyTel, Inc.                                                     27,392           1,165,530
Qwest Communications International, Inc. * (a)                       90,748             697,852
Windstream Corp. *                                                   64,282             896,091
                                                                              -----------------
                                                                                      2,759,473

TOBACCO - 2.20%
Loews Corp. - Carolina Group                                         26,639           1,661,475
Reynolds American, Inc. (a)                                          11,468             736,704
                                                                              -----------------
                                                                                      2,398,179

TOYS, AMUSEMENTS & SPORTING GOODS - 0.37%
Hasbro, Inc.                                                         15,084             403,497

TRUCKING & FREIGHT - 1.11%
CSX Corp.                                                            33,700           1,208,482
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $101,950,323)                                       $     107,714,153
                                                                              -----------------

CORPORATE BONDS - 0.41%

TELEPHONE - 0.41%
Qwest Communications International, Inc.
   3.50% due 11/15/2025                                   $         302,000             445,450
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $408,455)                                         $         445,450
                                                                              -----------------
SHORT TERM INVESTMENTS - 17.41%
Ebury Finance Ltd
   5.35% due 12/01/2006                                   $       1,100,000   $       1,100,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                                 17,892,410          17,892,410
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $18,992,410)                                                         $      18,992,410
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Total Investments (Mid Cap Value Equity Fund)
   (Cost $121,351,188) - 116.55%                                              $     127,152,013
Liabilities in Excess of Other Assets - (16.55)%                                    (18,057,157)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     109,094,856
                                                                              =================

NATURAL RESOURCES FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 94.39%

ALUMINUM - 1.84%
Alcoa, Inc.                                                         533,225   $      16,620,623

COAL - 2.37%
CONSOL Energy, Inc.                                                 396,986          14,573,356
Peabody Energy Corp.                                                148,000           6,809,480
                                                                              -----------------
                                                                                     21,382,836

CONTAINERS & GLASS - 0.78%
Smurfit-Stone Container Corp. * (a)                                 660,500           7,087,165

CRUDE PETROLEUM & NATURAL GAS - 8.81%
Devon Energy Corp.                                                  121,500           8,914,455
EOG Resources, Inc.                                                 333,369          23,512,515
Newfield Exploration Company * (a)                                  176,852           8,801,924
OAO Rosneft Oil Co., GDR *                                        1,313,519          12,018,699
Surgutneftegaz, ADR (a)                                              38,545           2,659,605
XTO Energy, Inc.                                                    467,286          23,644,672
                                                                              -----------------
                                                                                     79,551,870

DOMESTIC OIL - 5.68%
Noble Energy, Inc.                                                  182,564           9,767,174
Suncor Energy, Inc.                                                 313,407          24,713,392
Western Oil Sands, Inc. *                                           602,211          16,805,029
                                                                              -----------------
                                                                                     51,285,595

GAS & PIPELINE UTILITIES - 0.84%
Equitable Resources, Inc. (a)                                       175,060           7,594,103

GOLD - 1.98%
Barrick Gold Corp. (a)                                              219,656           6,905,985
Gold Fields, Ltd.                                                   593,123          11,012,773
                                                                              -----------------
                                                                                     17,918,758

INTERNATIONAL OIL - 27.24%
Canadian Natural Resources, Ltd.                                    842,133          45,672,259
China Petroleum and Chemical Corp., ADR (a)                         139,965          11,176,205
ConocoPhillips                                                      254,428          17,123,004
EnCana Corp.                                                        771,654          40,132,634
Exxon Mobil Corp.                                                   536,005          41,170,544
Lukoil Oil Company, ADR                                             218,527          19,448,903
Petroleo Brasileiro SA, ADR                                         182,349          17,168,158
Royal Dutch Shell PLC, ADR, Class B shares                          130,949           9,412,614
Royal Dutch Shell PLC, ADR                                          169,369          12,030,280
Talisman Energy, Inc.                                             1,951,998          32,785,563
                                                                              -----------------
                                                                                    246,120,164

METAL & METAL PRODUCTS - 14.60%
Alumina, Ltd.                                                     2,347,902          11,753,748
Cameco Corp.                                                        935,922          35,583,754
Companhia Siderurgica Nacional SA, ADR (a)                          257,597           7,681,543
Companhia Vale Do Rio Doce, SADR                                  1,643,452          38,703,295
Companhia Vale Do Rio Doce, SADR                                    517,278          14,359,637

NATURAL RESOURCES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Vedanta Resources PLC                                               954,747   $      23,800,713
                                                                              -----------------
                                                                                    131,882,690

MINING - 12.44%
Aluminum Corp. China, Ltd., ADR (a)                                 516,488          10,288,441
Anglo American PLC                                                  197,586           9,189,757
Anglo Platinum, Ltd.                                                226,474          26,205,147
Freeport-McMoRan Copper & Gold, Inc., Class B                       229,430          14,424,264
Impala Platinum Holdings, Ltd.                                      333,293           8,431,312
Newmont Mining Corp.                                                324,700          15,231,677
Xstrata PLC                                                         636,598          28,580,385
                                                                              -----------------
                                                                                    112,350,983

PAPER - 1.23%
Abitibi-Consolidated, Inc. (a)                                      276,019             651,405
Bowater, Inc. (a)                                                   478,100          10,422,580
                                                                              -----------------
                                                                                     11,073,985

PETROLEUM SERVICES - 14.58%
Baker Hughes, Inc.                                                  121,800           8,943,774
BP PLC, SADR (a)                                                    384,627          26,185,406
GlobalSantaFe Corp. (a)                                             185,823          11,149,380
Halliburton Company                                                 406,702          13,722,125
Petro-Canada                                                        269,931          12,177,463
Total SA, ADR                                                       346,262          24,743,883
Valero Energy Corp.                                                 632,666          34,840,917
                                                                              -----------------
                                                                                    131,762,948

STEEL - 2.00%
Mittal Steel Company, NV (a)                                        439,425          18,108,704
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $702,545,893)                                       $     852,740,424
                                                                              -----------------
PREFERRED STOCKS - 0.22%

MINING - 0.22%
Anglo American Platinum Corp., Ltd.- ZAR *                           48,000           1,938,784
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $1,391,851)                                      $       1,938,784
                                                                              -----------------
SHORT TERM INVESTMENTS - 8.55%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                          $      77,240,913   $      77,240,913
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $77,240,913)                                                         $      77,240,913
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 2.87%
The Bank of New York Tri-Party Repurchase Agreement
   dated 11/30/2006 at 5.30% to be repurchased at
   $25,903,813 on 12/01/2006, collateralized by
   $236,364,490 Federal Guaranteed Loan Mortgage
   Corporation, 7.00% due 12/01/2027 (valued at
   $26,418,000, including interest)                       $     25,900,000    $      25,900,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (COST $25,900,000)                                                         $      25,900,000
                                                                              -----------------
TOTAL INVESTMENTS (NATURAL RESOURCES FUND)
   (COST $807,078,657) - 106.03%                                              $     957,820,121
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.03)%                                     (54,440,024)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     903,380,097
                                                                              =================

QUANTITATIVE ALL CAP FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.47%

ALUMINUM - 1.06%
Alcan Aluminum, Ltd.                                                    352   $          16,935
Century Aluminum Company *                                              992              42,309
                                                                              -----------------
                                                                                         59,244

APPAREL & TEXTILES - 4.19%
Coach, Inc. *                                                         2,763             119,389
Guess?, Inc. *                                                        1,004              62,409
Phillips-Van Heusen Corp.                                               661              32,607
Wolverine World Wide, Inc.                                              665              19,325
                                                                              -----------------
                                                                                        233,730

AUTO SERVICES - 0.09%
Hertz Global Holdings, Inc. *                                           300               4,800

AUTOMOBILES - 2.46%
General Motors Corp.                                                  3,729             108,998
Rush Enterprises, Inc., Class A *                                     1,549              28,161
                                                                              -----------------
                                                                                        137,159

BANKING - 5.73%
Bank of America Corp.                                                 3,214             173,074
BankUnited Financial Corp., Class A                                     745              18,997
Corus Bankshares, Inc.                                                1,202              26,937
FirstFed Financial Corp. *                                              578              37,582
Wachovia Corp.                                                        1,159              62,806
                                                                              -----------------
                                                                                        319,396

BUILDING MATERIALS & CONSTRUCTION - 1.03%
Builders FirstSource, Inc. *                                          1,355              22,547
Foster Wheeler, Ltd. *                                                  387              20,898
Interline Brands, Inc. *                                                565              13,741
                                                                              -----------------
                                                                                         57,186

BUSINESS SERVICES - 3.66%
Alliance Data Systems Corp. *                                           905              58,563

QUANTITATIVE ALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Cadence Design Systems, Inc. *                                        2,971   $          54,607
Computer Sciences Corp. *                                               861              44,944
Healthcare Services Group, Inc.                                       1,277              31,925
Syntel, Inc.                                                            485              14,317
                                                                              -----------------
                                                                                        204,356

CHEMICALS - 0.54%
Celanese Corp., Series A                                                779              17,138
Georgia Gulf Corp.                                                      629              12,813
                                                                              -----------------
                                                                                         29,951

COMPUTERS & BUSINESS EQUIPMENT - 4.10%
Brocade Communications Systems, Inc. *                                2,998              27,732
Cisco Systems, Inc. *                                                 6,465             173,779
Simpletech, Inc. *                                                    2,991              26,919
                                                                              -----------------
                                                                                        228,430

CONSTRUCTION & MINING EQUIPMENT - 0.25%
Joy Global, Inc.                                                        311              13,653

COSMETICS & TOILETRIES - 1.35%
Colgate-Palmolive Company                                             1,157              75,263

CRUDE PETROLEUM & NATURAL GAS - 2.06%
Patterson-UTI Energy, Inc.                                            3,433              95,128
Unit Corp. *                                                            390              19,902
                                                                              -----------------
                                                                                        115,030

DOMESTIC OIL - 0.39%
Oil States International, Inc. *                                        630              21,930

ELECTRICAL UTILITIES - 0.75%
FirstEnergy Corp.                                                       698              41,768

ELECTRONICS - 0.99%
Amphenol Corp., Class A                                                 210              14,307
Dolby Laboratories, Inc. *                                              671              19,151
Thomas & Betts Corp. *                                                  424              21,993
                                                                              -----------------
                                                                                         55,451

ENERGY - 4.48%
Energen Corp.                                                           637              28,894
Horizon Offshore, Inc. *                                              1,249              20,733
McDermott International, Inc. *                                         382              19,895
MDU Resources Group, Inc.                                             2,237              58,923
TXU Corp.                                                             2,113             121,265
                                                                              -----------------
                                                                                        249,710

FINANCIAL SERVICES - 8.96%
Barclays PLC, SADR                                                      515              27,841
Bear Stearns Companies, Inc.                                            663             101,094
Capital One Financial Corp.                                             913              71,104
Countrywide Financial Corp.                                           1,377              54,695
Goldman Sachs Group, Inc.                                               249              48,505
IndyMac Bancorp, Inc.                                                 1,754              80,596
KBW, Inc. *                                                             100               2,663
Lehman Brothers Holdings, Inc.                                        1,379             101,591

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nymex Holdings, Inc. *                                                  100   $          11,560
                                                                              -----------------
                                                                                        499,649

FOOD & BEVERAGES - 2.93%
PepsiCo, Inc.                                                         2,191             135,776
Spartan Stores, Inc.                                                  1,310              27,550
                                                                              -----------------
                                                                                        163,326

HEALTHCARE PRODUCTS - 4.34%
Bruker BioSciences Corp. *                                            1,011               7,815
Johnson & Johnson                                                     2,733             180,132
Varian Medical Systems, Inc. *                                        1,102              54,241
                                                                              -----------------
                                                                                        242,188

HEALTHCARE SERVICES - 4.46%
Caremark Rx, Inc.                                                     1,826              86,370
Phase Forward, Inc. *                                                 1,556              23,262
UnitedHealth Group, Inc.                                              2,399             117,743
WebMD Health Corp. *                                                    580              21,187
                                                                              -----------------
                                                                                        248,562

HOLDINGS COMPANIES/CONGLOMERATES - 1.10%
General Electric Company                                              1,201              42,371
Pearson PLC, SADR                                                     1,296              19,155
                                                                              -----------------
                                                                                         61,526

HOTELS & RESTAURANTS - 3.30%
Interstate Hotels & Resorts, Inc. *                                   3,144              24,555
McDonald's Corp.                                                      3,794             159,234
                                                                              -----------------
                                                                                        183,789

INDUSTRIAL MACHINERY - 3.94%
Caterpillar, Inc.                                                       660              40,940
Ceradyne, Inc. *                                                        792              41,833
Cummins, Inc.                                                           571              68,474
Gardner Denver, Inc. *                                                  853              32,619
Terex Corp. *                                                           641              35,909
                                                                              -----------------
                                                                                        219,775

INSURANCE - 5.34%
IPC Holdings, Ltd.                                                    2,170              67,704
Radian Group, Inc.                                                    1,634              86,945
RenaissanceRe Holdings, Ltd.                                          1,243              73,188
Safety Insurance Group, Inc.                                            748              39,180
Zenith National Insurance Corp.                                         672              31,020
                                                                              -----------------
                                                                                        298,037

INTERNATIONAL OIL - 3.62%
Anadarko Petroleum Corp.                                                518              25,569
Callon Petroleum Company *                                            1,588              25,614
ConocoPhillips                                                        1,326              89,240
Exxon Mobil Corp.                                                       798              61,294
                                                                              -----------------
                                                                                        201,717

INTERNET SERVICE PROVIDER - 0.45%
United Online, Inc.                                                   1,852              24,872

INTERNET SOFTWARE - 1.35%
Akamai Technologies, Inc. *                                           1,538              75,162

QUANTITATIVE ALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 0.83%
Illinois Tool Works, Inc.                                               985   $          46,492

METAL & METAL PRODUCTS - 1.32%
Ladish Company, Inc. *                                                  815              27,498
Northern Orion Resources, Inc., ADR *                                 4,262              17,005
Southern Copper Corp.                                                   532              29,106
                                                                              -----------------
                                                                                         73,609

MINING - 0.32%
Phelps Dodge Corp.                                                      146              17,958

PETROLEUM SERVICES - 1.52%
Bronco Drilling Company, Inc. *                                       1,553              30,004
Pioneer Drilling Company *                                            1,728              25,021
Valero Energy Corp.                                                     543              29,903
                                                                              -----------------
                                                                                         84,928

PHARMACEUTICALS - 2.19%
Abbott Laboratories                                                     575              26,830
Eli Lilly & Company                                                     295              15,809
Pfizer, Inc.                                                          2,901              79,748
                                                                              -----------------
                                                                                        122,387

PUBLISHING - 0.34%
McGraw-Hill Companies, Inc.                                             283              18,862

RAILROADS & EQUIPMENT - 1.69%
Burlington Northern Santa Fe Corp.                                      516              38,782
Canadian National Railway Company, ADR                                1,181              55,590
                                                                              -----------------
                                                                                         94,372

REAL ESTATE - 1.81%
First Industrial Realty Trust, Inc., REIT                             1,275              64,069
Hospitality Properties Trust, REIT                                      737              36,990
                                                                              -----------------
                                                                                        101,059

RETAIL TRADE - 2.94%
CVS Corp.                                                             1,792              51,556
Dollar Tree Stores, Inc. *                                              611              18,336
J. Crew Group, Inc. *                                                   837              32,936
Kohl's Corp. *                                                          649              45,171
Staples, Inc.                                                           622              15,842
                                                                              -----------------
                                                                                        163,841

SEMICONDUCTORS - 0.46%
Skyworks Solutions, Inc. *                                            3,535              25,664

SOFTWARE - 6.06%
Actuate Corp., ADR *                                                  3,129              16,928
Adobe Systems, Inc. *                                                 1,902              76,327
Blackbaud, Inc.                                                       1,487              38,350
Microsoft Corp.                                                       1,726              50,624
Nuance Communications, Inc. *                                         2,160              22,140
Oracle Corp. *                                                          971              18,478
Sybase, Inc. *                                                        1,282              30,691
VeriFone Holdings, Inc. *                                             2,507              84,636
                                                                              -----------------
                                                                                        338,174

STEEL - 0.40%
POSCO, SADR                                                             284              22,396

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.55%
Ciena Corp. *                                                             1   $              25
NICE Systems, Ltd. *                                                  1,252              40,064
Polycom, Inc. *                                                       1,598              46,086
                                                                              -----------------
                                                                                         86,175

TELEPHONE - 3.19%
AT&T, Inc.                                                            4,308             146,084
CenturyTel, Inc.                                                        741              31,530
                                                                              -----------------
                                                                                        177,614

TOBACCO - 0.93%
Altria Group, Inc.                                                      617              51,958
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $5,037,711)                                         $       5,491,149
                                                                              -----------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP FUND)
   (COST $5,037,711) - 98.47%                                                 $       5,491,149
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.53%                                            85,276
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       5,576,425
                                                                              =================

QUANTITATIVE MID CAP FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.49%

APPAREL & TEXTILES - 1.88%
Guess?, Inc. * (a)                                                   41,200   $       2,560,992
Polo Ralph Lauren Corp., Class A                                     13,200           1,032,240
                                                                              -----------------
                                                                                      3,593,232
AUTOMOBILES - 1.22%
United Auto Group, Inc. (a)                                          99,600           2,337,612

BANKING - 2.77%
Comerica, Inc.                                                       25,200           1,467,900
Compass Bancshares, Inc.                                             42,000           2,399,880
Whitney Holding Corp.                                                44,500           1,434,235
                                                                              -----------------
                                                                                      5,302,015

BUILDING MATERIALS & CONSTRUCTION - 0.76%
Lennox International, Inc.                                           49,600           1,450,304

BUSINESS SERVICES - 2.96%
Alliance Data Systems Corp. *                                        41,750           2,701,642
Manpower, Inc.                                                       12,600             894,600
URS Corp. *                                                          47,100           2,079,936
                                                                              -----------------
                                                                                      5,676,178

CELLULAR COMMUNICATIONS - 0.73%
American Tower Corp., Class A *                                      36,800           1,393,616

CHEMICALS - 1.87%
Airgas, Inc.                                                         84,061           3,576,796

COAL - 0.96%
Peabody Energy Corp.                                                 39,900           1,835,799

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMMERCIAL SERVICES - 2.17%
CB Richard Ellis Group, Inc. * (a)                                   67,700   $       2,229,361
Pool Corp. (a)                                                       46,904           1,921,657
                                                                              -----------------
                                                                                      4,151,018

COMPUTERS & BUSINESS EQUIPMENT - 2.96%
Cognizant Technology Solutions Corp., Class A *                      43,379           3,537,991
Logitech International SA * (a)                                      72,000           2,128,320
                                                                              -----------------
                                                                                      5,666,311

CONTAINERS & GLASS - 0.88%
Pactiv Corp. *                                                       48,900           1,684,605

CORRECTIONAL FACILITIES - 1.73%
Corrections Corp. of America *                                       73,000           3,317,850

CRUDE PETROLEUM & NATURAL GAS - 2.87%
Unit Corp. *                                                         39,300           2,005,479
XTO Energy, Inc.                                                     68,874           3,485,024
                                                                              -----------------
                                                                                      5,490,503

DIVERSIFIED FINANCIAL SERVICES - 0.84%
Credicorp, Ltd., ADR (a)                                             40,400           1,613,980

DOMESTIC OIL - 1.44%
St. Mary Land & Exploration Company (a)                              68,660           2,751,893

ELECTRICAL EQUIPMENT - 3.60%
AMETEK, Inc.                                                         73,413           2,393,998
Anixter International, Inc. * (a)                                    45,100           2,643,762
Wesco International, Inc. *                                          27,600           1,846,440
                                                                              -----------------
                                                                                      6,884,200

ELECTRICAL UTILITIES - 4.92%
Alliant Corp.                                                        60,600           2,357,340
Great Plains Energy, Inc. (a)                                       117,800           3,723,658
IDACORP, Inc. (a)                                                    83,350           3,333,167
                                                                              -----------------
                                                                                      9,414,165

ELECTRONICS - 3.95%
Amphenol Corp., Class A (a)                                          32,971           2,246,314
Dolby Laboratories, Inc. *                                           52,900           1,509,766
Thomas & Betts Corp. *                                               50,250           2,606,468
Trimble Navigation, Ltd. *                                           25,000           1,199,250
                                                                              -----------------
                                                                                      7,561,798

ENERGY - 3.18%
NRG Energy, Inc. * (a)                                               52,750           3,002,530
Xcel Energy, Inc. (a)                                               134,200           3,081,232
                                                                              -----------------
                                                                                      6,083,762

FINANCIAL SERVICES - 2.47%
AllianceBernstein Holding LP * (a)                                   22,709           1,737,011
The First Marblehead Corp. (a)                                       40,000           2,993,600
                                                                              -----------------
                                                                                      4,730,611

FOOD & BEVERAGES - 2.14%
Constellation Brands, Inc., Class A * (a)                            90,686           2,537,394
Pepsi Bottling Group, Inc.                                           49,500           1,550,340
                                                                              -----------------
                                                                                      4,087,734

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 2.23%
Hologic, Inc. *                                                      49,700   $       2,486,491
Intuitive Surgical, Inc. * (a)                                       17,500           1,778,350
                                                                              -----------------
                                                                                      4,264,841

HEALTHCARE SERVICES - 3.71%
Humana, Inc. *                                                       57,700           3,121,570
Laboratory Corp. of America Holdings * (a)                           42,900           3,037,320
Wellcare Health Plans, Inc. *                                        14,500             936,265
                                                                              -----------------
                                                                                      7,095,155

HOTELS & RESTAURANTS - 2.15%
Brinker International, Inc.                                          23,100           1,050,357
Darden Restaurants, Inc.                                             76,400           3,067,460
                                                                              -----------------
                                                                                      4,117,817

INDUSTRIAL MACHINERY - 1.12%
Gardner Denver, Inc. *                                               55,900           2,137,616

INDUSTRIALS - 3.87%
Crane Company                                                        84,100           3,204,210
Harsco Corp. (a)                                                     53,766           4,195,361
                                                                              -----------------
                                                                                      7,399,571

INSURANCE - 7.60%
American Financial Group, Inc. (a)                                   40,900           2,135,389
Arch Capital Group, Ltd. *                                           31,100           2,077,480
Axis Capital Holdings, Ltd.                                         105,600           3,614,688
Radian Group, Inc. (a)                                               27,700           1,473,917
RenaissanceRe Holdings, Ltd. (a)                                     33,600           1,978,368
W.R. Berkley Corp. (a)                                               93,147           3,270,391
                                                                              -----------------
                                                                                     14,550,233

INTERNET SOFTWARE - 1.33%
Akamai Technologies, Inc. * (a)                                      52,000           2,541,240

MEDICAL-HOSPITALS - 2.66%
Manor Care, Inc. (a)                                                 46,400           2,204,928
VCA Antech, Inc. *                                                   89,800           2,895,152
                                                                              -----------------
                                                                                      5,100,080

MUTUAL FUNDS - 1.04%
Midcap SPDR Trust, Series 1 (a)                                      13,500           1,994,220

PETROLEUM SERVICES - 2.91%
ENSCO International, Inc.                                            36,400           1,887,704
SEACOR SMIT, Inc. * (a)                                              39,200           3,691,464
                                                                              -----------------
                                                                                      5,579,168

PHARMACEUTICALS - 2.61%
Celgene Corp. *                                                      21,778           1,213,688
Shire Pharmaceuticals Group PLC, ADR (a)                             38,300           2,320,980
Vertex Pharmaceuticals, Inc. * (a)                                   33,000           1,461,900
                                                                              -----------------
                                                                                      4,996,568

PUBLISHING - 0.90%
McGraw-Hill Companies, Inc.                                          25,800           1,719,570

RAILROADS & EQUIPMENT - 0.77%
Canadian Pacific Railway, Ltd.                                       26,400           1,471,272

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 3.68%
Apartment Investment & Management
   Company, Class A, REIT                                            49,800   $       2,870,472
Health Care Property Investors, Inc., REIT                           60,100           2,179,827
Kimco Realty Corp., REIT                                             42,900           1,989,702
                                                                              -----------------
                                                                                      7,040,001

RETAIL TRADE - 4.85%
American Eagle Outfitters, Inc. (a)                                  64,400           2,909,592
CarMax, Inc. *                                                       49,600           2,288,544
Coldwater Creek, Inc. * (a)                                          72,000           1,810,800
Dick's Sporting Goods, Inc. *                                        42,300           2,268,972
                                                                              -----------------
                                                                                      9,277,908

SANITARY SERVICES - 2.19%
Republic Services, Inc.                                             101,100           4,193,628

SEMICONDUCTORS - 3.04%
MEMC Electronic Materials, Inc. *                                    64,250           2,557,150
NVIDIA Corp. * (a)                                                   54,900           2,030,751
QLogic Corp. *                                                       55,500           1,234,875
                                                                              -----------------
                                                                                      5,822,776

SOFTWARE - 0.65%
BEA Systems, Inc. *                                                  90,300           1,243,431

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.55%
Amdocs, Ltd. *                                                       63,800           2,459,490
Polycom, Inc. * (a)                                                  84,100           2,425,444
                                                                              -----------------
                                                                                      4,884,934

TOYS, AMUSEMENTS & SPORTING GOODS - 0.83%
Hasbro, Inc. (a)                                                     59,200           1,583,600

TRANSPORTATION - 0.82%
C.H. Robinson Worldwide, Inc.                                        35,600           1,566,400

TRUCKING & FREIGHT - 0.68%
Werner Enterprises, Inc. (a)                                         70,300           1,311,095
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $165,854,353)                                       $     188,495,106
                                                                              -----------------
SHORT TERM INVESTMENTS - 24.62%
Rabobank USA Finance Corp.
   5.30% due 12/01/2006                                   $       5,000,000   $       5,000,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           42,118,970          42,118,970
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $47,118,970)                                                         $      47,118,970
                                                                              -----------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP FUND)
   (COST $212,973,323) - 123.11%                                              $     235,614,076
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.11)%                                    (44,227,033)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     191,387,043
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.94%

APPAREL & TEXTILES - 1.51%
Coach, Inc. *                                                       207,800   $       8,979,038

AUTO SERVICES - 0.07%
Hertz Global Holdings, Inc. *                                        24,400             390,400

AUTOMOBILES - 0.62%
General Motors Corp. (a)                                            125,400           3,665,442

BANKING - 9.96%
Bank of America Corp.                                               400,500          21,566,925
KeyCorp                                                             244,100           8,812,010
US Bancorp                                                          264,300           8,891,052
Wachovia Corp.                                                      368,300          19,958,177
                                                                              -----------------
                                                                                     59,228,164

BUILDING MATERIALS & CONSTRUCTION - 0.25%
Eagle Materials, Inc.                                                34,600           1,487,800

BUSINESS SERVICES - 2.25%
Cadence Design Systems, Inc. *                                      262,400           4,822,912
Computer Sciences Corp. * (a)                                        84,200           4,395,240
MPS Group, Inc. *                                                   280,000           4,197,200
                                                                              -----------------
                                                                                     13,415,352

CHEMICALS - 0.84%
Lyondell Chemical Company                                           201,400           4,974,580

COMPUTERS & BUSINESS EQUIPMENT - 1.26%
Cisco Systems, Inc. *                                               194,600           5,230,848
Network Appliance, Inc. *                                            58,000           2,274,180
                                                                              -----------------
                                                                                      7,505,028

COSMETICS & TOILETRIES - 2.73%
Colgate-Palmolive Company                                           183,800          11,956,190
Procter & Gamble Company                                             68,600           4,307,394
                                                                              -----------------
                                                                                     16,263,584

CRUDE PETROLEUM & NATURAL GAS - 0.80%
Patterson-UTI Energy, Inc.                                          171,100           4,741,181

ELECTRICAL UTILITIES - 1.87%
FirstEnergy Corp.                                                   107,000           6,402,880
Puget Energy, Inc.                                                  190,700           4,736,988
                                                                              -----------------
                                                                                     11,139,868

ELECTRONICS - 0.77%
Thermo Electron Corp. *                                             104,500           4,580,235

ENERGY - 3.68%
Energen Corp.                                                       249,500          11,317,320
TXU Corp. (a)                                                       184,000          10,559,760
                                                                              -----------------
                                                                                     21,877,080

FINANCIAL SERVICES - 15.06%
AmeriCredit Corp. * (a)                                             197,500           4,631,375
Bear Stearns Companies, Inc.                                         76,100          11,603,728
Capital One Financial Corp.                                         100,100           7,795,788
Citigroup, Inc.                                                     484,400          24,021,396
Countrywide Financial Corp.                                         259,500          10,307,340
JP Morgan Chase & Company                                            91,700           4,243,876

QUANTITATIVE VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.                                      162,700   $      11,986,109
Morgan Stanley                                                      197,000          15,003,520
                                                                              -----------------
                                                                                     89,593,132

FOOD & BEVERAGES - 0.62%
Pepsi Bottling Group, Inc.                                          117,000           3,664,440

GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.                                                         3,800              55,480

HEALTHCARE PRODUCTS - 1.70%
Johnson & Johnson                                                    46,500           3,064,815
Varian Medical Systems, Inc. *                                      143,600           7,067,992
                                                                              -----------------
                                                                                     10,132,807

HEALTHCARE SERVICES - 3.67%
Caremark Rx, Inc.                                                   239,600          11,333,080
McKesson Corp.                                                       67,700           3,344,380
UnitedHealth Group, Inc.                                            146,100           7,170,588
                                                                              -----------------
                                                                                     21,848,048

HOLDINGS COMPANIES/CONGLOMERATES - 1.24%
General Electric Company                                            208,900           7,369,992

HOTELS & RESTAURANTS - 3.26%
Darden Restaurants, Inc.                                             96,400           3,870,460
McDonald's Corp.                                                    369,400          15,503,718
                                                                              -----------------
                                                                                     19,374,178

HOUSEHOLD APPLIANCES - 0.28%
Whirlpool Corp. (a)                                                  19,500           1,663,350

INDUSTRIAL MACHINERY - 1.04%
Gardner Denver, Inc. *                                              162,200           6,202,528

INSURANCE - 7.22%
Axis Capital Holdings, Ltd.                                         236,400           8,091,972
Endurance Specialty Holdings, Ltd.                                  138,300           5,190,399
ING Groep NV, ADR                                                   107,900           4,617,041
MGIC Investment Corp.                                                88,200           5,112,072
Radian Group, Inc.                                                  136,500           7,263,165
RenaissanceRe Holdings, Ltd.                                         39,700           2,337,536
W.R. Berkley Corp.                                                  159,700           5,607,067
XL Capital, Ltd., Class A (a)                                        66,400           4,722,368
                                                                              -----------------
                                                                                     42,941,620

INTERNATIONAL OIL - 11.50%
ChevronTexaco Corp.                                                  99,400           7,188,608
ConocoPhillips                                                      307,200          20,674,560
Exxon Mobil Corp.                                                   342,500          26,307,425
Hess Corp.                                                          223,400          11,230,318
Sasol Ltd., ADR (a)                                                  85,500           3,013,875
                                                                              -----------------
                                                                                     68,414,786

INTERNET SOFTWARE - 0.69%
Akamai Technologies, Inc. *                                          84,600           4,134,402

LEISURE TIME - 0.76%
Walt Disney Company                                                 137,500           4,544,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 1.05%
Reliance Steel & Aluminum Company                                   161,700   $       6,223,833

MINING - 1.05%
Alliance Resource Partners LP (a)                                    42,100           1,441,504
Rio Tinto PLC, ADR (a)                                               22,300           4,785,357
                                                                              -----------------
                                                                                      6,226,861

PETROLEUM SERVICES - 1.36%
Valero Energy Corp.                                                 147,000           8,095,290

PHARMACEUTICALS - 2.19%
Eli Lilly & Company                                                 101,000           5,412,590
Pfizer, Inc.                                                        276,900           7,611,981
                                                                              -----------------
                                                                                     13,024,571

PUBLISHING - 0.64%
Meredith Corp.                                                       69,900           3,781,590

RAILROADS & EQUIPMENT - 0.65%
Canadian National Railway Company, ADR                               82,800           3,897,396

REAL ESTATE - 2.86%
CBL & Associates Properties, Inc., REIT                              64,700           2,788,570
Hospitality Properties Trust, REIT                                  159,100           7,985,229
iStar Financial, Inc., REIT                                         133,900           6,265,181
                                                                              -----------------
                                                                                     17,038,980

RETAIL TRADE - 1.70%
CVS Corp.                                                           172,000           4,948,440
Staples, Inc.                                                       203,300           5,178,051
                                                                              -----------------
                                                                                     10,126,491

SANITARY SERVICES - 1.84%
Republic Services, Inc.                                             263,700          10,938,276

SEMICONDUCTORS - 0.46%
Applied Micro Circuits Corp. *                                      789,900           2,764,650

SOFTWARE - 1.91%
Microsoft Corp.                                                      60,200           1,765,666
Sybase, Inc. *                                                      100,000           2,394,000
VeriFone Holdings, Inc. * (a)                                       214,000           7,224,640
                                                                              -----------------
                                                                                     11,384,306

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.47%
Amdocs, Ltd. *                                                       69,300           2,671,515
Polycom, Inc. *                                                      82,500           2,379,300
SK Telecom Company, Ltd., SADR                                      372,200           9,651,146
                                                                              -----------------
                                                                                     14,701,961

TELEPHONE - 4.72%
AT&T, Inc.                                                          777,200          26,354,852
CenturyTel, Inc.                                                     40,200           1,710,510
                                                                              -----------------
                                                                                     28,065,362

TOBACCO - 1.38%
Altria Group, Inc.                                                   97,400           8,202,054
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $533,303,702)                                       $     582,658,511
                                                                              -----------------

SHORT TERM INVESTMENTS - 7.03%
Federal Home Loan Bank Discount Notes
   zero coupon due 12/20/2006                             $       5,000,000   $       4,986,331

QUANTITATIVE VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
Rabobank USA Finance Corp.
   5.30% due 12/01/2006                                   $       4,800,000   $       4,800,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           32,030,750          32,030,750
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $41,817,081)                                                         $      41,817,081
                                                                              -----------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE FUND)
   (COST $575,120,783) - 104.97%                                              $     624,475,592
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.97)%                                     (29,577,341)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     594,898,251
                                                                              =================

REAL ESTATE EQUITY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 94.27%

HOTELS & RESTAURANTS - 1.58%
Hilton Hotels Corp.                                                 151,900   $       4,986,877

PAPER - 1.53%
Plum Creek Timber Company, Inc.                                     129,900           4,840,074

REAL ESTATE - 91.16%
Alexandria Real Estate Equities, Inc., REIT                          41,600           4,288,128
AMB Property Corp., REIT                                            187,130          11,465,455
Archstone-Smith Trust, REIT (a)                                     223,490          13,404,930
Avalon Bay Communities, Inc., REIT                                   36,590           4,869,397
Boston Properties, Inc., REIT                                        89,550          10,481,828
BRE Properties, Inc., Class A, REIT (a)                              62,040           4,010,266
Brookfield Properties Corp.                                         215,000           8,632,250
Camden Property Trust, REIT                                          79,900           6,370,427
CBL & Associates Properties, Inc., REIT (a)                         100,700           4,340,170
Cousins Properties, Inc., REIT (a)                                  118,700           4,312,371
Developers Diversified Realty Corp., REIT (a)                        96,300           6,238,314
Douglas Emmett, Inc. *                                              172,300           4,531,490
Duke Realty Corp., REIT (a)                                         167,410           7,285,683
EastGroup Properties, Inc., REIT (a)                                129,400           7,252,870
Equity Residential, REIT                                            233,950          12,460,177
Essex Property Trust, Inc., REIT (a)                                 25,700           3,393,428
Federal Realty Investment Trust, REIT                                67,480           5,747,946
Forest City Enterprises, Inc.                                        63,100           3,676,206
General Growth Properties, Inc., REIT                               197,760          10,864,934
Highwoods Properties, Inc., REIT                                     45,200           1,844,160
Host Hotels & Resorts, Inc., REIT                                   436,550          11,009,791
Kilroy Realty Corp., REIT (a)                                        72,830           5,957,494
Kimco Realty Corp., REIT                                            146,000           6,771,480
LaSalle Hotel Properties, REIT                                      123,720           5,456,052
Mack-California Realty Corp., REIT                                  133,910           7,316,842
Maguire Properties, Inc., REIT (a)                                  133,300           5,711,905
New Plan Realty Trust, Inc., REIT (a)                               266,600           7,595,434
Post Properties, Inc., REIT                                          82,900           3,965,936
ProLogis, REIT                                                      172,170          11,220,319
PS Business Parks, Inc., REIT                                        51,570           3,674,363

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE EQUITY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Public Storage, Inc., REIT                                           47,200   $       4,544,416
Regency Centers Corp., REIT                                          89,750           7,088,455
Simon Property Group, Inc., REIT                                    171,880          17,528,322
SL Green Realty Corp., REIT                                          61,470           8,313,203
Strategic Hotel Cap, Inc., REIT                                     210,800           4,584,900
The Macerich Company, REIT                                          132,720          11,343,578
The St. Joe Company (a)                                              39,800           2,228,402
United Dominion Realty Trust, Inc., REIT (a)                        197,500           6,632,050
Vornado Realty Trust, REIT                                           85,300          10,757,183
Washington Real Estate Investment Trust,
   REIT (a)                                                         146,880           6,296,746
Weingarten Realty Investors, REIT                                    98,200           4,686,104
                                                                              -----------------
                                                                                    288,153,405
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $247,579,871)                                       $     297,980,356
                                                                              -----------------

CORPORATE BONDS - 4.64%

REAL ESTATE - 4.64%
BRE Properties, Inc.
   4.125% due 08/15/2026                                  $       2,775,000           2,960,481
Forest City Enterprises, Inc.
   3.625% due 10/15/2011                                          2,788,000           2,914,380
Vornado Realty Trust
   3.625% due 11/15/2026 (a)                                      6,959,000           7,064,846
Weingarten Realty Investors
   3.95% due 08/01/2026                                           1,606,000           1,717,457
                                                                              -----------------
                                                                                     14,657,164
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $14,077,454)                                      $      14,657,164
                                                                              -----------------

SHORT TERM INVESTMENTS - 17.55%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      55,464,665   $      55,464,665
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $55,464,665)                                                         $      55,464,665
                                                                              -----------------

REPURCHASE AGREEMENTS - 1.91%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $6,045,663 on 12/01/2006,
   collateralized by $6,090,000
   Federal Home Loan Bank, 4.625%
   due 01/18/2008 (valued at
   $6,166,125, including interest) (c)                    $       6,045,000   $       6,045,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,045,000)                                                          $       6,045,000
                                                                              -----------------
TOTAL INVESTMENTS (REAL ESTATE EQUITY FUND)
   (COST $323,166,990) - 118.37%                                              $     374,147,185
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.37)%                                    (58,070,984)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     316,076,201
                                                                              =================

REAL ESTATE SECURITIES FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.30%

HOTELS & RESTAURANTS - 1.25%
Starwood Hotels & Resorts Worldwide, Inc.                            40,682   $       2,610,564

REAL ESTATE - 96.05%
AMB Property Corp., REIT                                            104,640           6,411,293
Apartment Investment & Management
   Company, Class A, REIT (a)                                        92,163           5,312,275
Archstone-Smith Trust, REIT                                         209,230          12,549,615
Avalon Bay Communities, Inc., REIT                                   77,524          10,316,894
BioMed Realty Trust, Inc., REIT                                      53,580           1,618,116
Boston Properties, Inc., REIT                                        68,042           7,964,316
BRE Properties, Inc., Class A, REIT (a)                              36,130           2,335,443
Brookfield Properties Corp.                                          82,200           3,300,330
Digital Realty Trust, Inc., REIT (a)                                 99,868           3,639,190
Entertainment Properties Trust, REIT (a)                             25,843           1,568,670
Equity Lifestyle Properties, Inc., REIT                              35,861           1,863,696
Equity Office Properties Trust, REIT (a)                            204,150           9,840,030
Equity Residential, REIT                                            198,510          10,572,643
Essex Property Trust, Inc., REIT (a)                                 30,174           3,984,175
Extra Space Storage, Inc., REIT (a)                                  26,350             485,367
Federal Realty Investment Trust, REIT                                62,796           5,348,963
FelCor Lodging Trust, Inc., REIT                                     93,150           2,050,231
General Growth Properties, Inc., REIT (a)                           111,004           6,098,560
Health Care REIT, Inc.                                               33,950           1,423,524
Highwoods Properties, Inc., REIT                                     33,540           1,368,432
Host Hotels & Resorts, Inc., REIT                                   445,200          11,227,944
Kilroy Realty Corp., REIT                                            12,610           1,031,498
LTC Properties, Inc., REIT (a)                                       56,381           1,557,243
Mack-California Realty Corp., REIT                                   61,947           3,384,784
Nationwide Health Properties, Inc., REIT (a)                        164,164           4,857,613
ProLogis, REIT                                                      126,492           8,243,484
Public Storage, Inc., REIT                                          104,580          10,068,962
Regency Centers Corp., REIT                                         100,270           7,919,325
Simon Property Group, Inc., REIT (a)                                181,893          18,549,448
SL Green Realty Corp., REIT                                          46,130           6,238,621
Sovran Self Storage, Inc., REIT                                      31,722           1,855,737
Tanger Factory Outlet Centers, Inc., REIT (a)                        25,700           1,013,094
Taubman Centers, Inc., REIT                                          17,500             865,550
The Macerich Company, REIT                                           83,324           7,121,702
Ventas, Inc., REIT                                                   64,566           2,514,846
Vornado Realty Trust, REIT                                          118,809          14,983,003
Washington Real Estate Investment Trust,
   REIT (a)                                                          43,800           1,877,706
                                                                              -----------------
                                                                                    201,362,323
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $149,853,665)                                       $     203,972,887
                                                                              -----------------

SHORT TERM INVESTMENTS - 6.80%
State Street Navigator Securities
   Lending Prime Portfolio                                $      14,269,337   $      14,269,337
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $14,269,337)                                                         $      14,269,337
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 2.49%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $5,217,572 on 12/01/2006,
   collateralized by $5,105,000
   Federal Home Loan Bank, 5.375%
   due 05/15/2019 (valued at
   $5,321,963, including interest) (c)                    $       5,217,000   $       5,217,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,217,000)                                                          $       5,217,000
                                                                              -----------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES FUND)
   (COST $169,340,002) - 106.59%                                              $     223,459,224
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.59)%                                     (13,823,448)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     209,635,776
                                                                              =================

REAL RETURN BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 104.62%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 104.08%
   0.875% due 04/15/2010 ***                              $     104,866,560   $      99,955,030
   1.875% due 07/15/2013 to 07/15/2015 ***                      127,396,384         124,782,096
   2.00% due 07/15/2014 to 01/15/2026 ***                       159,372,518         157,070,406
   2.375% due 04/15/2011 to 01/15/2025 ***                       79,543,023          82,185,272
   2.50% due 07/15/2016 ***                                      37,179,820          38,299,565
   3.00% due 07/15/2012 ***                                      31,376,748          32,718,826
   3.375% due 01/15/2007 ***                                     24,848,684          24,659,412
   3.50% due 01/15/2011 ***                                      49,554,150          52,070,559
   3.625% due 01/15/2008                                         53,030,952          53,441,093
   3.625% due 04/15/2028 ***                                     12,170,493          15,360,014
   3.875% due 01/15/2009                                         28,214,861          29,048,074
   3.875% due 04/15/2029 ***                                     76,782,168         101,130,484
                                                                              -----------------
                                                                                    810,720,831

U.S. TREASURY BONDS - 0.45%
   4.50% due 02/15/2036                                           3,500,000           3,465,273

U.S. TREASURY NOTES - 0.09%
   4.50% due 02/28/2011 (a)***                                      700,000             701,367
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $813,427,196)                                                        $     814,887,471
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.35%

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 2.77%
   5.50% due 03/01/2034 to 09/01/2035 ***                        10,346,073          10,315,911
   5.50% TBA **                                                   4,700,000           4,682,375
   5.864% due 10/01/2044 (b)***                                     206,489             208,196
   6.00% due 10/01/2036 to 11/01/2036 ***                         1,700,000           1,718,414
   6.00% TBA **                                                   4,600,000           4,648,875
                                                                              -----------------
                                                                                     21,573,771

REAL RETURN BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

SMALL BUSINESS ADMINISTRATION - 0.58%
   4.504% due 02/01/2014 ***                              $       1,556,565   $       1,528,718
   4.88% due 11/01/2024 ***                                       2,979,365           2,965,477
                                                                              -----------------
                                                                                      4,494,195
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $25,939,712)                                                         $      26,067,966
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.25%

CANADA - 0.06%
Government of Canada
   3.00% due 12/01/2036 ***                               CAD       424,360             495,836

RUSSIA - 0.19%
Russian Federation, Series REGS
   5.00% due 03/31/2030 ***                               $       1,300,000           1,476,410
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $1,894,831)                                                          $       1,972,246
                                                                              -----------------

CORPORATE BONDS - 1.74%

BANKING - 0.32%
Unicredit Luxembourg Finance SA
   5.4256% due 10/24/2008 (b)***                                  1,100,000           1,099,885
Wachovia Bank NA, Series BKNT
   5.4606% due 12/02/2010 (b)***                                  1,400,000           1,400,490
                                                                              -----------------
                                                                                      2,500,375

CABLE AND TELEVISION - 0.18%
CSC Holdings, Inc.
   7.875% due 12/15/2007 ***                                      1,400,000           1,421,000

CRUDE PETROLEUM & NATURAL GAS - 0.06%
Pemex Project Funding Master Trust
   9.25% due 03/30/2018 ***                                         350,000             438,375

FINANCIAL SERVICES - 0.27%
Citigroup, Inc.
   5.4163% due 01/30/2009 (b)***                                    600,000             600,173
General Electric Capital Corp., MTN
   5.43% due 12/12/2008 (b)***                                      500,000             500,369
Mystic Re LTD
   14.37% due 12/05/2008 (b)                                        500,000             500,000
Rabobank Nederland
   5.3938% due 01/15/2009 (b)***                                    500,000             500,053
                                                                              -----------------
                                                                                      2,100,595

GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.
   7.625% due 08/16/2007 ***                                        100,000             101,250

INSURANCE - 0.08%
Foundation Re II, Ltd.
   12.123% due 11/26/2010 (b)(g)                                    600,000             600,282

LEISURE TIME - 0.20%
Caesars Entertainment, Inc.
   8.875% due 09/15/2008 ***                                      1,500,000           1,573,125

MEDICAL-HOSPITALS - 0.49%
HCA, Inc.
   8.806% due 05/01/2012 *** (f)                                  3,800,000           3,818,810

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PAPER - 0.13%

Georgia Pacific Corp., Term B
   7.345% due 12/20/2012 (b)*** (f)                       $         992,500   $         994,435
                                                                              -----------------
TOTAL CORPORATE BONDS
   (Cost $13,554,627)                                                         $      13,548,247
                                                                              -----------------

MUNICIPAL BONDS - 0.03%

NEW YORK - 0.03%
New York City Municipal Finance Authority Water &
   Sewer System Revenue, Series D
   4.75% due 06/15/2038 ***                                         200,000             208,402
                                                                              -----------------
TOTAL MUNICIPAL BONDS
   (Cost $202,086)                                                            $         208,402
                                                                              -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.16%
Lehman XS Trust, Series 2006-10N, Class 1A1A
   5.40% due 07/25/2046 (b)***                                      795,555             795,555
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                                      167,614             170,212
Federal Home Loan Mortgage Corp., Series 2561,
   Class BH
   4.50% due 05/15/2017 ***                                         279,130             274,805
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $1,235,217)                                                          $       1,240,572
                                                                              -----------------

ASSET BACKED SECURITIES - 0.06%
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-WMC1, Class A2A
   5.40% due 01/25/2037 (b)***                                      254,461             254,466
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI1
   5.39% due 04/25/2036 (b)***                                      131,287             131,319
Soundview Home Equity Loan Trust,
   Series 2006-1, Class A1
   5.39% due 02/25/2036 (b)***                                       61,057              61,064
Soundview Home Equity Loan Trust,
   Series 2006-2, Class A1
   5.39% due 03/25/2036 (b)***                                       39,034              39,038
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $485,839)                                                            $         485,887
                                                                              -----------------

OPTIONS - 0.04%

CALL OPTIONS - 0.04%
Over The Counter European Style Call
   Expiration 06/07/2007 at $5.25 *                              25,000,000             251,858
   Expiration 06/07/2007 at $5.25 *                               6,000,000              60,446
                                                                                        312,304
                                                                              -----------------
TOTAL OPTIONS
   (Cost $132,078)                                                            $         312,304
                                                                              -----------------

SHORT TERM INVESTMENTS - 13.21%
Federal Republic of Germany, Series 139
   4.00% due 02/16/2007 ***                               EUR    12,010,000   $      15,936,380
Government of France zero coupon due 12/07/2006 to
   12/28/2006 ***                                                59,970,000          79,353,845

REAL RETURN BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)

State Street Navigator Securities
   Lending Prime Portfolio (c)                            $         723,625   $         723,625
U.S. Treasury Bills zero coupon due
   12/14/2006 to 03/01/2007 *** ****                                985,000             980,685
UBS Finance (Delaware) LLC
   5.225% due 03/08/2007 ***                                      6,000,000           5,915,529
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $98,594,907)                                                         $     102,910,064
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.93%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $7,260,797 on 12/01/2006,
   collateralized by $7,490,000
   Federal Home Loan Bank, 4.5%
   due 11/15/2012 (valued at
   $7,405,738, including interest) (c)                    $       7,260,000   $       7,260,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,260,000)                                                          $       7,260,000
                                                                              -----------------
TOTAL INVESTMENTS (REAL RETURN BOND FUND)
   (COST $962,726,493) - 124.39%                                              $     968,893,159
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.39)%                                   (189,983,081)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     778,910,078
                                                                              =================

SMALL CAP FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 96.80%

ADVERTISING - 2.25%
inVentiv Health, Inc. *                                             198,990   $       6,031,387

APPAREL & TEXTILES - 3.94%
Hartmarx Corp. *                                                    349,090           2,297,012
Warnaco Group, Inc. * (a)                                           317,600           8,232,192
                                                                              -----------------
                                                                                     10,529,204

AUTO PARTS - 2.84%
LKQ Corp. * (a)                                                     332,190           7,603,829

BANKING - 8.80%
Boston Private Financial Holdings, Inc. (a)                         183,000           4,968,450
First Community Bancorp                                              93,880           5,070,459
Placer Sierra Bancshares                                            144,040           3,361,894
SVB Financial Group * (a)                                           146,500           6,955,820
Tierone Corp.                                                       102,760           3,205,084
                                                                              -----------------
                                                                                     23,561,707

BUSINESS SERVICES - 2.08%
Kendle International, Inc. *                                        159,200           5,576,776

CHEMICALS - 4.66%
Arch Chemicals, Inc.                                                125,300           4,122,370
Cytec Industries, Inc.                                              156,750           8,359,477
                                                                              -----------------
                                                                                     12,481,847

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COAL - 0.54%
James River Coal Company * (a)                                      137,980   $       1,432,232

COMPUTERS & BUSINESS EQUIPMENT - 7.05%
Avocent Corp. *                                                     254,570           8,853,945
Parametric Technology Corp. *                                       268,500           5,198,160
Witness Systems, Inc. *                                             254,200           4,827,258
                                                                              -----------------
                                                                                     18,879,363

CONSTRUCTION MATERIALS - 1.49%
Clarcor, Inc.                                                       120,400           3,974,404

COSMETICS & TOILETRIES - 3.13%
Intermediate Parfums, Inc. (a)                                      209,510           4,223,722
Playtex Products, Inc. *                                            279,300           4,150,398
                                                                              -----------------
                                                                                      8,374,120

CRUDE PETROLEUM & NATURAL GAS - 2.89%
Petroquest Energy, Inc. * (a)                                       617,000           7,737,180

DOMESTIC OIL - 2.95%
Forest Oil Corp. * (a)                                               94,120           3,345,025
Mariner Energy, Inc. *                                              217,620           4,559,139
                                                                              -----------------
                                                                                      7,904,164

ELECTRONICS - 7.54%
Daktronics, Inc. (a)                                                282,000          10,202,760
Trimble Navigation, Ltd. *                                          207,848           9,970,469
                                                                              -----------------
                                                                                     20,173,229

FINANCIAL SERVICES - 0.18%
SWS Group, Inc.                                                      15,000             485,550

HEALTHCARE PRODUCTS - 7.83%
Cantel Medical Corp. * (a)                                          156,700           2,187,532
Hologic, Inc. * (a)                                                  57,700           2,886,731
Inverness Medical Innovations, Inc. * (a)                           149,900           5,847,599
Kensey Nash Corp. * (a)                                             198,170           6,079,855
SurModics, Inc. * (a)                                               117,210           3,959,354
                                                                              -----------------
                                                                                     20,961,071

HEALTHCARE SERVICES - 1.81%
Air Methods Corp. * (a)                                             184,250           4,840,247

INDUSTRIAL MACHINERY - 2.33%
Watts Water Technologies, Inc., Class A (a)                         149,530           6,224,934

INSURANCE - 5.48%
James River Group, Inc. *                                            56,020           1,882,272
National Interstate Corp.                                            85,765           2,167,282
Philadelphia Consolidated Holding Corp. *                           238,530          10,626,511
                                                                              -----------------
                                                                                     14,676,065

INTERNET CONTENT - 0.09%
TheStreet.com, Inc.                                                  24,400             238,632

INTERNET SOFTWARE - 1.52%
Lionbridge Technologies, Inc. * (a)                                 710,770           4,065,604

INVESTMENT COMPANIES - 0.80%
iShares Russell 2000 Index Fund (a)                                  27,500           2,143,900

LEISURE TIME - 3.76%
Gaylord Entertainment Company * (a)                                 205,970          10,071,933

SMALL CAP FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 0.16%
IRIS International, Inc. *                                           47,353   $         425,230

PETROLEUM SERVICES - 2.14%
Hercules Offshore, Inc. * (a)                                       105,910           3,608,354
Metretek Technologies, Inc. * (a)                                   148,610           2,116,206
                                                                              -----------------
                                                                                      5,724,560

PUBLISHING - 1.48%
Courier Corp.                                                       103,110           3,957,362

RAILROADS & EQUIPMENT - 2.03%
Genesee & Wyoming, Inc., Class A * (a)                              202,480           5,438,613

RETAIL TRADE - 5.87%
Build A Bear Workshop, Inc. * (a)                                   192,920           5,899,493
New York & Company, Inc. *                                          386,410           5,007,874
Tractor Supply Company *                                            100,700           4,793,320
                                                                              -----------------
                                                                                     15,700,687

SANITARY SERVICES - 1.52%
Aqua America, Inc. (a)                                              170,160           4,068,526

SEMICONDUCTORS - 2.26%
Silicon Image, Inc. *                                               481,730           6,055,346

SOFTWARE - 7.38%
Emageon, Inc. * (a)                                                 170,060           2,724,361
Secure Computing Corp. * (a)                                        717,650           4,657,549
Take-Two Interactive Software, Inc. * (a)                           299,170           5,193,591
Transaction Systems Architects, Inc., Class A *                     212,160           7,177,373
                                                                              -----------------
                                                                                     19,752,874
                                                                              -----------------
TOTAL COMMON STOCKS
   (Cost $223,680,754)                                                        $     259,090,576
                                                                              -----------------

SHORT TERM INVESTMENTS - 24.37%

State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      65,232,345   $      65,232,345
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $65,232,345)                                                         $      65,232,345
                                                                              -----------------

REPURCHASE AGREEMENTS - 2.10%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $ 5,629,618 on 12/01/2006,
   collateralized by $ 5,565,000
   Federal National Mortgage
   Association, 5.45% due
   10/18/2021 (valued at $5,745,863,
   including interest) (c)                                $       5,629,000   $       5,629,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,629,000)                                                          $       5,629,000
                                                                              -----------------
TOTAL INVESTMENTS (SMALL CAP FUND)
   (COST $294,542,099) - 123.27%                                              $     329,951,921
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.27)%                                    (62,281,142)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     267,670,779
                                                                              =================

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.15%

ADVERTISING - 0.40%
24/7 Real Media, Inc. * (a)                                           4,713   $          41,097
Aquantive, Inc. * (a)                                                 7,189             171,817
inVentiv Health, Inc. *                                               2,894              87,717
Marchex, Inc., Class B * (a)                                          2,218              30,365
ValueClick, Inc. *                                                    9,276             230,694
                                                                              -----------------
                                                                                        561,690

AEROSPACE - 1.12%
AAR Corp. * (a)                                                       3,583              95,272
ARGON ST, Inc. * (a)                                                  1,340              30,378
BE Aerospace, Inc. *                                                  7,320             191,857
Curtiss Wright Corp. (a)                                              4,172             148,315
EDO Corp. (a)                                                         1,667              36,557
Esterline Technologies Corp. *                                        2,501              97,389
GenCorp, Inc. * (a)                                                   5,571              76,935
HEICO Corp. (a)                                                       2,077              77,244
Herley Industries, Inc. *                                             1,637              26,421
Innovative Solutions & Support, Inc. * (a)                            1,380              21,749
Integral Systems, Inc.                                                1,160              27,944
K&F Industries Holdings, Inc. *                                       1,836              38,244
Moog, Inc., Class A *                                                 3,620             132,419
MTC Technologies, Inc. * (a)                                          1,086              28,334
Orbital Sciences Corp., Class A *                                     5,789             104,897
Sequa Corp., Class A *                                                  654              74,458
Teledyne Technologies, Inc. *                                         3,341             134,308
TransDigm Group, Inc. *                                               1,092              26,667
Triumph Group, Inc. (a)                                               1,517              80,492
Woodward Governor Company                                             2,886             110,216
                                                                              -----------------
                                                                                      1,560,096

AGRICULTURE - 0.19%
Andersons, Inc. (a)                                                   1,388              57,186
Delta & Pine Land Company                                             3,504             142,087
Tejon Ranch Company * (a)                                             1,136              57,675
                                                                              -----------------
                                                                                        256,948

AIR FREIGHT - 0.05%
ABX Air, Inc. *                                                       5,919              37,467
ExpressJet Holdings, Inc. * (a)                                       4,852              38,331
                                                                              -----------------
                                                                                         75,798

AIR TRAVEL - 0.55%
Airtran Holdings, Inc. * (a)                                          8,833             109,794
Alaska Air Group, Inc. *                                              3,665             150,741
Frontier Airlines Holdings, Inc. * (a)                                3,693              30,283
JetBlue Airways Corp. * (a)                                          16,677             227,808
Mesa Air Group, Inc. * (a)                                            3,637              29,714
Republic Airways Holdings, Inc. *                                     3,122              53,917
SkyWest, Inc.                                                         6,148             155,176
                                                                              -----------------
                                                                                        757,433

ALUMINUM - 0.23%
Aleris International, Inc. *                                          2,970             154,767
Century Aluminum Company * (a)                                        2,181              93,020

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ALUMINUM (CONTINUED)
Superior Essex, Inc. *                                                2,041   $          72,251
                                                                              -----------------
                                                                                        320,038

AMUSEMENT & THEME PARKS - 0.03%
Great Wolf Resorts, Inc. *                                            2,794              36,043

APPAREL & TEXTILES - 1.96%
Bebe Stores, Inc. (a)                                                 2,258              44,957
Brown Shoe, Inc.                                                      2,811             133,354
Carter's, Inc. * (a)                                                  4,743             130,717
Cherokee, Inc.                                                          955              40,444
Columbia Sportswear Company (a)                                       1,284              75,563
Crocs, Inc. * (a)                                                       980              42,091
Deckers Outdoor Corp. * (a)                                           1,067              59,539
dELiA*s, Inc. *                                                       2,473              22,925
G & K Services, Class A                                               2,120              83,931
Guess?, Inc. *                                                        1,986             123,450
Hartmarx Corp. *                                                      3,190              20,990
Iconix Brand Group, Inc. * (a)                                        3,389              60,968
Interface, Inc., Class A *                                            4,863              72,264
Joseph A. Bank Clothiers, Inc. * (a)                                  1,734              52,003
Kellwood Company                                                      2,495              77,969
K-Swiss, Inc., Class A                                                2,549              84,652
Maidenform Brands, Inc. *                                             1,525              29,158
Movado Group, Inc.                                                    1,816              45,418
Oakley, Inc. (a)                                                      2,416              44,503
Oxford Industries, Inc.                                               1,494              75,925
Perry Ellis International, Inc. *                                       885              33,586
Phillips-Van Heusen Corp.                                             5,241             258,538
Quiksilver, Inc. * (a)                                               11,896             173,087
Skechers United States of America, Inc.,
   Class A *                                                          1,067              31,476
Stage Stores, Inc.                                                    2,580              85,243
Stride Rite Corp.                                                     3,984              62,270
The Gymboree Corp. *                                                  3,266             129,987
Timberland Company., Class A *                                        4,905             153,281
True Religion Apparel, Inc. * (a)                                     1,339              20,353
Under Armour, Inc., Class A * (a)                                     2,068              97,031
Unifirst Corp.                                                          986              40,919
Volcom, Inc. * (a)                                                    1,356              43,948
Warnaco Group, Inc. *                                                 4,545             117,806
Wolverine World Wide, Inc.                                            5,365             155,907
                                                                              -----------------
                                                                                      2,724,253

AUTO PARTS - 0.89%
Accuride Corp. *                                                      2,482              27,947
Aftermarket Technology Corp. *                                        2,223              43,171
American Axle & Manufacturing Holdings, Inc. (a)                      5,216              95,453
ArvinMeritor, Inc. (a)                                                7,001             121,187
Commercial Vehicle Group, Inc. *                                      2,327              54,452
CSK Auto Corp. * (a)                                                  4,256              70,862
Federal Signal Corp.                                                  4,636              75,196
Fuel Systems Solutions, Inc. *                                        1,223              23,237
Keystone Automotive Industries, Inc. *                                1,612              57,822

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Lear Corp.                                                            6,611   $         204,611
LKQ Corp. *                                                           4,444             101,723
Miller Industries, Inc. *                                             1,082              24,161
Modine Manufacturing Company                                          3,429              84,353
Pep Boys - Manny, Moe & Jackk (a)                                     5,243              70,781
Superior Industries International, Inc. (a)                           2,530              49,917
Titan International, Inc. (a)                                         1,653              31,424
Visteon Corp. *                                                      12,574             101,095
                                                                              -----------------
                                                                                      1,237,392

AUTO SERVICES - 0.13%
Dollar Thrifty Automotive Group, Inc. *                               2,455             104,509
Lithia Motors, Inc., Class A (a)                                      1,637              42,333
Midas, Inc. *                                                         1,672              36,767
                                                                              -----------------
                                                                                        183,609

AUTOMOBILES - 0.26%
Group 1 Automotive, Inc.                                              2,360             120,336
Monaco Coach Corp.                                                    3,051              39,388
Monro Muffler Brake, Inc.                                             1,254              46,774
Rush Enterprises, Inc., Class A *                                     2,286              41,560
Tenneco, Inc. *                                                       4,489             105,851
                                                                              -----------------
                                                                                        353,909

BANKING - 8.79%
1st Source Corp. (a)                                                  1,317              41,183
Alabama National BanCorp                                              1,522             104,227
Amcore Financial, Inc.                                                2,220              70,685
Americanwest BanCorp (a)                                              1,559              34,095
Ameris Bancorp                                                        1,535              42,842
Anchor BanCorp Wisconsin, Inc.                                        2,173              62,278
Arrow Financial Corp.                                                 1,518              37,252
Bancorp, Inc. *                                                       1,273              34,129
BancTrust Financial Group, Inc.                                       1,145              27,720
Bank Granite Corp. (a)                                                2,064              38,494
Bank Mutual Corp.                                                     6,099              73,920
Bank of the Ozarks, Inc. (a)                                          1,316              43,099
BankAtlantic Bancorp, Inc., Class A                                   4,556              59,547
BankFinancial Corp. (a)                                               2,697              47,224
BankUnited Financial Corp., Class A (a)                               3,061              78,055
Banner Corp.                                                          1,325              60,499
Berkshire Hill Bancorp, Inc.                                          1,056              35,619
Boston Private Financial Holdings, Inc. (a)                           3,527              95,758
Brookline Bancorp, Inc. (a)                                           6,496              87,696
Camden National Corp.                                                   913              41,003
Capital City Bank Group, Inc. (a)                                     1,373              46,723
Capital Corp of the West (a)                                          1,204              38,492
Capitol Bancorp, Ltd.                                                 1,349              60,435
Cardinal Financial Corp. (a)                                          2,746              27,323
Cascade Bancorp (a)                                                   2,739              82,847
Cathay General Bancorp, Inc. (a)                                      4,899             168,330
Centennial Bank Holdings, Inc. * (a)                                  5,792              55,198
Center Financial Corp.                                                1,414              31,716
Central Pacific Financial Corp.                                       2,945             110,349

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Chemical Financial Corp. (a)                                          2,599   $          84,883
Chittenden Corp.                                                      4,460             134,157
Citizens Banking Corp. (a)                                            4,160             111,654
Citizens First Bancorp, Inc.                                          1,210              35,380
City Bank, Lynnwood, WA                                                 945              50,539
CoBiz, Inc. (a)                                                       1,661              38,519
Columbia Bankcorp Oregon (a)                                          1,399              35,353
Columbia Banking System, Inc.                                         1,634              54,951
Community Bank Systems, Inc.                                          2,956              71,062
Community Banks, Inc. (a)                                             2,467              67,645
Community Trust Bancorp, Inc.                                         1,591              64,292
Corus Bankshares, Inc. (a)                                            3,854              86,368
CVB Financial Corp.                                                   5,977              86,906
Digital Insight Corp. *                                               3,409             130,087
Dime Community Bancorp, Inc.                                          2,884              40,578
Doral Financial Corp. (a)                                             8,497              34,413
Downey Financial Corp. (a)                                            2,030             147,784
Enterprise Financial Services Corp. (a)                               1,134              35,245
F.N.B. Corp. (a)                                                      5,662             101,463
Fidelity Bankshares, Inc.                                             2,445              96,235
First BanCorp Puerto Rico                                             6,958              69,719
First Charter Corp.                                                   3,137              75,445
First Commonwealth Financial Corp. (a)                                7,031              96,606
First Community Bancorp                                               1,870             100,999
First Community Bancshares, Inc.                                      1,239              46,661
First Financial BanCorp. (a)                                          3,492              57,932
First Financial Bankshares, Inc. (a)                                  2,092              87,278
First Financial Corp. (a)                                             1,624              55,054
First Financial Holdings, Inc.                                        1,457              54,812
First Indiana Corp.                                                   1,487              36,922
First Merchants Corp.                                                 2,065              55,073
First Midwest BanCorp, Inc., Illinois                                 4,771             177,720
First Niagara Financial Group, Inc.                                  10,664             153,242
First Place Financial Corp.                                           1,996              48,603
First Regional Bancorp *                                                928              31,236
First Republic Bank                                                   2,242              89,949
First South Bancorp, Inc. (a)                                           962              28,812
First State BanCorp.                                                  1,938              49,535
FirstFed Financial Corp. * (a)                                        1,656             107,673
FirstMerit Corp.                                                      7,695             182,371
Flag Financial Corp.                                                  1,544              39,295
Flagstar Bancorp, Inc.                                                4,039              60,787
Flushing Financial Corp.                                              2,249              38,233
FNB Corp. of Virginia (a)                                               972              38,005
Franklin Bank Corp. * (a)                                             2,671              52,405
Frontier Financial Corp. (a)                                          3,906             117,336
GB&T Bancshares, Inc. (a)                                             1,726              37,817
Glacier Bancorp, Inc.                                                 3,214             114,226
Great Southern Bancorp, Inc. (a)                                      1,376              40,248
Greater Bay Bancorp                                                   4,921             126,666
Greene County Bancshares, Inc.                                        1,064              41,007
Greenhill & Company, Inc. (a)                                         1,731             120,668

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Hancock Holding Company                                               2,580   $         138,598
Hanmi Financial Corp.                                                 3,920              85,574
Harleysville National Corp. (a)                                       2,910              58,811
Heartland Financial USA, Inc. (a)                                     1,646              47,652
Heritage Commerce Corp.                                               1,576              40,850
Horizon Financial Corp. (a)                                           1,527              37,702
IBERIABANK Corp.                                                      1,056              60,224
Independent Bank Corp. - MA                                             799              27,454
Independent Bank Corp. - MI                                           2,419              56,822
Integra Bank Corp.                                                    1,941              54,057
Interchange Financial Services Corp. (a)                              2,090              47,903
International Bancshares Corp.                                        4,465             138,013
Irwin Financial Corp. (a)                                             2,031              44,743
ITLA Capital Corp.                                                      736              39,023
KNBT Bancorp, Inc.                                                    3,171              53,273
Lakeland Bancorp, Inc. (a)                                            2,295              34,310
Lakeland Financial Corp.                                              1,468              36,568
Macatawa Bank Corp. (a)                                               1,776              39,267
MAF Bancorp, Inc.                                                     3,319             146,003
MainSource Financial Group, Inc.                                      2,228              40,683
MB Financial, Inc.                                                    2,782              99,929
Mercantile Bank Corp.                                                 1,031              39,425
Mid-State Bancshares                                                  2,295              83,469
Midwest Banc Holdings, Inc. (a)                                       2,036              47,439
Nara Bancorp, Inc.                                                    2,220              45,022
National Penn Bancshares, Inc. (a)                                    4,657              94,677
Netbank, Inc.                                                         5,271              24,141
Newalliance Bancshares, Inc.                                         10,437             170,645
Northern Empire Bancshares * (a)                                      1,303              38,178
Northwest Bancorp, Inc.                                               1,918              52,726
Old National Bancorp (a)                                              6,458             121,281
Old Second Bancorp, Inc.                                              1,637              49,323
Omega Financial Corp. (a)                                             1,488              48,300
Pacific Capital Bancorp                                               4,627             150,794
Park National Corp. (a)                                               1,161             116,390
Partners Trust Financial Group, Inc.                                  4,906              55,683
Peoples Bancorp, Inc.                                                 1,378              39,328
PFF Bancorp, Inc.                                                     2,374              78,342
Pinnacle Financial Partners, Inc. * (a)                               1,623              53,169
PremierWest Bancorp (a)                                               1,875              28,987
PrivateBancorp, Inc. (a)                                              1,708              68,508
Prosperity Bancshares, Inc. (a)                                       2,506              84,978
Provident Bankshares Corp.                                            3,249             119,791
Provident Financial Services, Inc.                                    6,531             118,799
Provident New York Bancorp (a)                                        4,385              66,740
R & G Financial Corp., Class B                                        3,021              22,446
Renasant Corp. (a)                                                    1,719              52,447
Republic Bancorp, Inc.                                                7,533             102,901
S & T Bancorp, Inc. (a)                                               2,661              90,208
S.Y. Bancorp, Inc. (a)                                                1,332              37,136
Sandy Spring Bancorp, Inc. (a)                                        1,628              61,262
SCBT Financial Corp.                                                  1,077              43,543

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Seacoast Banking Corp. of Florida (a)                                 1,580   $          37,920
Security Bank Corp.                                                   1,727              43,002
Shore Bancshares, Inc. (a)                                            1,209              34,928
Signature Bank *                                                      2,796              89,919
Simmons First National Corp., Class A                                 1,632              52,371
Smithtown Bancorp, Inc. (a)                                             921              25,235
Southside Bancshares, Inc. (a)                                        1,329              34,408
Southwest Bancorp, Inc.                                               1,651              44,098
State National Bancshares, Inc. (a)                                   1,136              43,452
Sterling Bancorp                                                      2,028              37,721
Sterling Bancshares, Inc.                                             4,405              81,140
Sterling Financial Corp., Pennsylvania (a)                            2,661              61,842
Sterling Financial Corp., Spokane                                     3,654             122,592
Suffolk Bancorp                                                       1,152              41,806
Summit Bankshares, Inc. (a)                                           1,153              31,581
Sun Bancorp, Inc. of New Jersey * (a)                                 1,752              35,250
Susquehanna Bancshares, Inc.                                          5,070             140,236
SVB Financial Group * (a)                                             3,422             162,477
Texas Capital Bancshares, Inc. *                                      2,489              48,535
Texas United Bancshares, Inc. (a)                                     1,004              33,795
Tierone Corp.                                                         1,864              58,138
Tompkins Trustco, Inc. (a)                                              856              38,734
Trico Bancshares                                                        677              18,306
TrustCo Bank Corp. (a)                                                7,938              89,461
Trustmark Corp.                                                       4,665             152,172
UCBH Holdings, Inc. (a)                                               9,169             154,589
Umpqua Holdings Corp. (a)                                             5,485             164,660
Union Bankshares Corp.                                                1,539              47,632
United Bankshares, Inc.                                               3,594             138,656
United Community Banks, Inc. (a)                                      3,297             109,889
Univest Corp. of Pennsylvania (a)                                     1,420              43,864
Vineyard National Bancorp Company (a)                                 1,193              25,793
Virginia Commerce Bancorp, Inc. * (a)                                 1,681              32,679
Virginia Financial Group, Inc. (a)                                    1,334              36,645
W Holding Company, Inc.                                              10,998              67,528
Washington Trust Bancorp, Inc.                                        1,450              40,730
Wesbanco, Inc.                                                        2,223              72,559
West Bancorp. (a)                                                     2,126              38,693
West Coast Bancorp                                                    1,708              58,909
Westamerica Bancorp (a)                                               3,009             149,036
Western Alliance Bancorp * (a)                                        1,243              43,244
Willow Grove Bancorp, Inc.                                            2,336              35,040
Wintrust Financial Corp.                                              2,458             117,050
Yardville National Bancorp                                            1,207              46,868
                                                                              -----------------
                                                                                     12,193,307

BIOTECHNOLOGY - 1.95%
Affymetrix, Inc. * (a)                                                6,334             160,250
Alnylam Pharmaceuticals, Inc. * (a)                                   3,296              70,765
Applera Corp. - Celera Genomics Group *                               7,592             108,945
Arena Pharmaceuticals, Inc. * (a)                                     4,444              57,328
Bio Reference Labs, Inc. * (a)                                        1,097              26,668

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT               VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Bio-Rad Laboratories, Inc., Class A *                                 1,823   $         143,926
Coley Pharmaceutical Group, Inc. * (a)                                1,880              21,639
Combinatorx, Inc. * (a)(e)                                            2,729              24,752
Cotherix, Inc. * (a)                                                  2,335              31,172
Cytokinetics, Inc. *                                                  3,041              22,960
deCODE genetics, Inc. * (a)                                           6,606              28,604
Digene Corp. * (a)                                                    1,727              88,250
Exelixis, Inc. *                                                      8,321              71,727
Genomic Health, Inc. * (a)                                            1,125              21,251
Genta, Inc. * (a)                                                    13,804              11,043
Geron Corp. * (a)                                                     6,795              53,884
Human Genome Sciences, Inc. * (a)                                    12,311             154,134
ICOS Corp. * (a)                                                      6,432             207,689
Integra LifeSciences Holdings Corp. *                                 1,840              76,194
Intermune, Inc. * (a)                                                 2,462              52,687
Keryx Biopharmaceuticals, Inc. * (a)                                  4,403              60,761
Lexicon Genetics, Inc. *                                              6,564              24,352
Martek Biosciences Corp. * (a)                                        3,009              73,721
Medarex, Inc. * (a)                                                  12,022             162,177
MGI Pharma, Inc. *                                                    7,368             139,771
Momenta Pharmaceuticals, Inc. * (a)                                   2,063              35,752
Monogram Biosciences, Inc. * (a)                                     13,591              22,833
Myriad Genetics, Inc. * (a)                                           3,904             118,682
Nabi Biopharmaceuticals * (a)                                         5,784              40,835
Nektar Therapeutics * (a)                                             8,760             144,628
Neurocrine Biosciences, Inc. * (a)                                    3,887              35,916
Panacos Pharmaceuticals, Inc. * (a)                                   5,100              33,048
PRA International * (a)                                               1,844              53,402
Progenics Pharmaceuticals, Inc. *                                     2,271              62,180
Sangamo Biosciences, Inc. * (a)                                       3,442              27,226
Sirna Therapeutics, Inc. * (a)                                        4,089              52,666
Solexa, Inc. * (a)                                                    2,438              29,890
Tanox, Inc. * (a)                                                     2,313              45,404
Telik, Inc. * (a)                                                     5,208              88,588
Trimeris, Inc. *                                                      2,008              23,112
                                                                              -----------------
                                                                                      2,708,812

BROADCASTING - 0.67%
Acacia Research - Acacia Technologies *                               2,765              38,516
Belo Corp., Class A                                                   8,882             161,652
Citadel Broadcasting Corp.                                            3,912              37,203
CKX, Inc. * (a)                                                       5,094              62,249
Cox Radio, Inc., Class A *                                            4,433              70,485
Cumulus Media, Inc., Class A * (a)                                    3,404              34,551
Emmis Communications Corp., Class A * (a)                             3,180              26,871
Entercom Communications Corp.                                         3,194              86,078
Entravision Communications Corp., Class A *                           6,516              46,655
Fisher Communications, Inc. *                                           915              41,431
Gray Television, Inc.                                                 4,582              28,775
Journal Communications, Inc.                                          4,385              51,918
Mediacom Communications Corp., Class A *                              5,472              44,268
Radio One, Inc., Class D *                                            7,932              51,479

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT               VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BROADCASTING (CONTINUED)
Sinclair Broadcast Group, Inc., Class A                               4,741   $          47,173
Spanish Broadcasting System, Inc., Class A * (a)                      5,083              21,501
Westwood One, Inc.                                                    6,689              44,081
World Wrestling Entertainment, Inc., Class A                          2,270              36,184
                                                                              -----------------
                                                                                        931,070

BUILDING MATERIALS & CONSTRUCTION - 0.83%
Apogee Enterprises, Inc.                                              3,152              54,057
Beacon Roofing Supply, Inc. * (a)                                     4,348              89,265
Builders FirstSource, Inc. *                                          1,514              25,193
Dycom Industries, Inc. *                                              3,979              80,853
ElkCorp                                                               2,110              75,855
EMCOR Group, Inc. *                                                   3,049             181,934
Griffon Corp. * (a)                                                   2,838              67,658
Home Solutions of America, Inc. * (a)                                 3,815              22,470
Infrasource Services, Inc. * (a)                                      2,535              54,781
Interline Brands, Inc. *                                              2,629              63,937
Levitt Corp., Class A (a)                                             1,732              21,581
LSI Industries, Inc.                                                  2,116              36,163
NCI Building Systems, Inc. *                                          1,996             110,139
Perini Corp. *                                                        2,113              68,715
Sterling Construction Company, Inc. * (a)                               921              22,150
Trex Company, Inc. * (a)                                              1,165              26,387
U.S. Concrete, Inc. * (a)                                             3,485              21,677
WCI Communities, Inc. * (a)                                           3,354              62,317
Williams Scotsman International, Inc. * (a)                           3,014              60,129
                                                                              -----------------
                                                                                      1,145,261

BUSINESS SERVICES - 4.91%
ABM Industries, Inc. (a)                                              4,491              93,278
Administaff, Inc.                                                     2,274              95,690
ADVO, Inc.                                                            3,127              92,747
AMERCO, Inc. * (a)                                                    1,028              89,282
Arbitron, Inc.                                                        2,965             130,786
Banta Corp.                                                           2,385              86,385
BearingPoint, Inc. * (a)                                             18,031             151,100
Black Box Corp.                                                       1,659              71,038
Bowne & Company, Inc.                                                 3,001              47,476
Bright Horizons Family Solutions, Inc. *                              2,574              94,620
Catalina Marketing Corp.                                              4,365             106,812
CDI Corp. (a)                                                         1,308              34,047
Clark, Inc.                                                           2,002              32,833
Coinstar, Inc. * (a)                                                  2,667              87,051
Compass Diversified Trust                                             1,577              26,967
Compucredit Corp. * (a)                                               1,982              74,642
COMSYS IT Partners, Inc. *                                            1,693              31,168
Cornell Corrections, Inc. * (a)                                       1,355              24,390
CoStar Group, Inc. *                                                  1,696              83,630
CRA International, Inc. *                                             1,135              58,600
CSG Systems International, Inc. *                                     4,666             129,388
Deluxe Corp.                                                          5,109             125,784
Diamond Management & Technology Consultants, Inc.                     3,001              33,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
eFunds Corp. *                                                        4,589   $         117,708
Electro Rent Corp. *                                                  2,036              30,642
Ennis Business Forms, Inc.                                            2,734              62,363
Euronet Worldwide, Inc. * (a)                                         3,476             115,090
Exponent, Inc. *                                                      1,858              33,110
Ezcorp, Inc., Class A *                                               1,142              53,354
First Consulting Group *                                              2,533              31,510
Forrester Research, Inc. *                                            1,366              38,412
FTI Consulting, Inc. * (a)                                            3,930             105,638
Gartner Group, Inc., Class A *                                        5,555             107,100
Geo Group, Inc. *                                                     1,890              70,988
Gevity HR, Inc. (a)                                                   2,519              55,015
Global Cash Access, Inc. *                                            3,184              51,040
GSI Commerce, Inc. * (a)                                              4,016              65,742
Healthcare Services Group, Inc.                                       2,761              69,025
Heidrick & Struggles International, Inc. *                            1,887              78,952
Hudson Highland Group, Inc. *                                         2,479              44,250
Huron Consulting Group, Inc. *                                        1,681              69,156
ICT Group, Inc. *                                                       729              24,443
Infocrossing, Inc. * (a)                                              1,998              28,471
Informatica Corp. *                                                   8,423             101,497
Insight Enterprises, Inc. *                                           4,855              97,585
Intervoice Brite, Inc. *                                              4,082              27,390
Jackson Hewitt Tax Service, Inc.                                      3,496             126,485
John H. Harland Company (a)                                           2,596             111,316
Kanbay International, Inc. * (a)                                      3,195              91,601
Kelly Services, Inc., Class A                                         2,037              59,358
Kendle International, Inc. *                                          1,193              41,791
Kenexa Corp. *                                                        1,515              46,738
Kforce, Inc. *                                                        2,870              38,200
Korn/Ferry International *                                            4,205              98,019
Labor Ready, Inc. *                                                   5,397             102,111
LECG Corp. *                                                          2,436              44,554
Lightbridge, Inc. *                                                   2,746              36,247
MAXIMUS, Inc.                                                         2,024              59,222
McGrath Rentcorp                                                      2,160              68,040
MPS Group, Inc. *                                                     9,740             146,003
Navigant Consulting Company *                                         4,215              80,296
Net 1 UEPS Technologies, Inc. * (a)                                   4,727             113,353
On Assignment, Inc. *                                                 2,764              30,183
Paxar Corp. *                                                         4,195              89,563
Perot Systems Corp., Class A *                                        8,429             132,504
PHH Corp. *                                                           5,196             149,541
Pre-Paid Legal Services, Inc. (a)                                     1,085              45,049
Quest Software, Inc. *                                                6,572              94,045
Resource America, Inc.                                                1,741              45,858
Resources Connection, Inc. *                                          4,725             137,167
Rewards Network, Inc. * (a)                                           2,773              15,529
Rollins, Inc.                                                         3,045              66,716
Scansource, Inc. *                                                    2,458              75,018
Sirva, Inc. * (a)                                                     5,092              19,350
SITEL Corp. * (a)                                                     6,592              27,225

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Sonicwall, Inc. *                                                     6,478   $          65,104
Sotheby's Holdings, Inc., Class A                                     6,192             192,509
Source Interlink Companies * (a)                                      3,347              29,855
Spherion Corp. *                                                      6,053              43,582
SRA International, Inc., Class A *                                    3,743             109,221
SYNNEX Corp. *                                                        1,270              28,842
TALX Corp.                                                            3,198              79,790
Teletech Holdings, Inc. *                                             3,120              70,450
Tetra Tech, Inc. *                                                    5,662              98,802
The BISYS Group, Inc. *                                              11,777             141,206
Tyler Technologies, Inc. *                                            3,878              56,037
Viad Corp.                                                            2,219              87,229
Volt Information Sciences, Inc. *                                       821              38,308
Waste Industries USA                                                    816              24,513
Watson Wyatt Worldwide, Inc., Class A                                 4,010             186,064
Wind River Systems, Inc. *                                            7,490              80,218
Wireless Facilities, Inc. * (a)                                       6,656              15,575
                                                                              -----------------
                                                                                      6,818,043

CABLE AND TELEVISION - 0.40%
Charter Communications, Inc., Class A * (a)                          42,860             126,437
Gemstar-TV Guide International, Inc. *                               24,605              76,030
Houston Wire & Cable Company * (a)                                      926              20,881
Lin TV Corp. *                                                        3,216              29,105
LodgeNet Entertainment Corp. *                                        1,739              41,127
Time Warner Telecom, Inc., Class A *                                 11,683             213,098
TiVo, Inc. *                                                          7,283              41,513
                                                                              -----------------
                                                                                        548,191

CELLULAR COMMUNICATIONS - 0.40%
Brightpoint, Inc. *                                                   5,036              69,547
Dobson Communications Corp., Class A *                               14,630             126,550
iPCS, Inc. *                                                          1,674              88,504
Novatel Wireless, Inc * (a)                                           2,866              27,055
RF Micro Devices, Inc. * (a)                                         18,669             143,938
Syniverse Holdings, Inc. *                                            2,260              31,301
USA Mobility, Inc.                                                    2,682              65,280
                                                                              -----------------
                                                                                        552,175

CHEMICALS - 1.72%
A. Schulman, Inc.                                                     2,526              57,568
Albany Molecular Research, Inc. *                                     2,635              29,248
American Vanguard Corp. (a)                                           1,791              31,916
Arch Chemicals, Inc.                                                  2,294              75,473
Balchem Corp.                                                         1,380              35,811
Cabot Microelectronics Corp. *                                        2,328              73,681
Calgon Carbon Corp. * (a)                                             4,334              25,354
Cambrex Corp.                                                         2,752              60,737
CF Industries Holdings, Inc.                                          5,374             122,258
Ferro Corp.                                                           4,050              84,483
Georgia Gulf Corp.                                                    3,370              68,647
H.B. Fuller Company                                                   5,728             149,329
Hercules, Inc. *                                                     11,093             206,663
Innospec, Inc.                                                        1,313              55,907

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
MacDermid, Inc.                                                       2,692   $          87,894
Minerals Technologies, Inc.                                           1,958             111,293
Newmarket Corp.                                                       1,695             106,412
Olin Corp.                                                            7,123             119,168
OM Group, Inc. *                                                      2,861             134,610
Omnova Solutions, Inc. *                                              4,637              22,165
Pioneer Companies, Inc. *                                             1,246              33,654
PolyOne Corp. *                                                       8,799              67,576
Rockwood Holdings, Inc. *                                             3,339              84,510
Sensient Technologies Corp.                                           4,546             108,331
Terra Industries, Inc. * (a)                                          9,435              97,652
Tronox, Inc.                                                          3,995              59,406
UAP Holding Corp.                                                     5,026             120,674
W. R. Grace & Company * (a)                                           6,708             123,226
Zoltek Companies, Inc. * (a)                                          1,600              35,920
                                                                              ---------------------
                                                                                      2,389,566

COAL - 0.06%
International Coal Group, Inc. * (a)                                 11,634              59,333
James River Coal Company * (a)                                        1,637              16,992
                                                                              ---------------------
                                                                                         76,325

COLLEGES & UNIVERSITIES - 0.19%
Corinthian Colleges, Inc. *                                           8,562             110,450
DeVry, Inc. *                                                         5,974             156,638
                                                                              ---------------------
                                                                                        267,088

COMMERCIAL SERVICES - 0.62%
CBIZ, Inc. * (a)                                                      5,435              38,045
Cenveo, Inc. * (a)                                                    5,255             104,469
Chemed Corp.                                                          2,579              96,506
Coinmach Service Corp.                                                3,376              34,503
Color Kinetics, Inc. * (a)                                            1,387              27,338
DynCorp International, Inc. *                                         2,508              32,855
Live Nation, Inc. *                                                   6,166             132,199
Morningstar, Inc. * (a)                                               1,442              64,602
PeopleSupport, Inc. *                                                 1,970              43,695
Perficient, Inc. * (a)                                                1,837              32,092
Providence Service Corp. * (a)                                        1,344              35,898
TNS, Inc. * (a)                                                       2,349              40,520
Vertrue, Inc. * (a)                                                     784              30,035
Waste Services, Inc. * (a)                                            2,831              27,687
Wright Express Corp. *                                                4,016             123,934
                                                                              ---------------------
                                                                                        864,378

COMPUTERS & BUSINESS EQUIPMENT - 3.02%
3Com Corp. *                                                         36,857             154,431
3D Systems Corp. * (a)                                                1,680              24,142
Agilysys, Inc.                                                        3,192              48,901
Avanex Corp. * (a)                                                   16,012              31,864
Avocent Corp. *                                                       4,303             149,658
Benchmark Electronics, Inc. *                                         6,219             151,060
Blue Coat Systems, Inc. * (a)                                         1,497              38,233
Brocade Communications Systems, Inc. *                               26,587             245,930
CACI International, Inc., Class A *                                   2,960             177,126


SMALL CAP INDEX FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
CalAmp Corp. *                                                        2,208   $          16,008
Cogent, Inc. *                                                        4,316              48,900
Digi International, Inc. *                                            2,718              36,122
Echelon Corp. * (a)                                                   3,208              25,664
Electronics for Imaging, Inc. *                                       5,663             138,744
EMS Technologies, Inc. *                                              1,642              33,612
Extreme Networks, Inc. *                                             11,444              45,662
Falconstor Software, Inc. * (a)                                       3,861              33,320
Foundry Networks, Inc. *                                             14,181             202,930
Gateway, Inc. * (a)                                                  28,457              54,068
Gerber Scientific, Inc. *                                             2,299              31,818
Henry, Jack & Associates, Inc.                                        7,505             164,209
Hypercom Corp. *                                                      5,123              33,914
IHS, Inc., Class A *                                                  2,309              85,548
InPhonic, Inc. * (a)                                                  2,709              30,530
Intermec, Inc. * (a)                                                  4,892             124,012
Internap Network Services Corp. * (a)                                 2,929              56,969
Ixia *                                                                4,483              42,544
Komag, Inc. * (a)                                                     3,022             119,309
Kronos, Inc. *                                                        3,146             110,928
L-1 Identity Solutions, Inc. * (a)                                    6,267             105,035
Merge Technologies, Inc. * (a)                                        2,201              13,404
Micros Systems, Inc. *                                                3,687             187,742
Mindspeed Technologies, Inc. * (a)                                   11,362              19,315
Mobility Electronics, Inc. * (a)                                      3,378              10,877
MTS Systems Corp.                                                     1,776              68,092
Ness Technologies, Inc. * (a)                                         2,782              44,234
Netscout Systems, Inc. *                                              2,849              22,251
Palm, Inc. * (a)                                                      8,892             124,577
Parametric Technology Corp. *                                        10,877             210,579
Pegasus Wireless Corp. *                                              5,195               3,065
Plexus Corp. *                                                        4,506             108,820
Quantum Corp. *                                                      21,330              50,339
Rackable Systems, Inc. * (a)                                          2,752              97,999
Radiant Systems, Inc. *                                               2,721              26,693
RadiSys Corp. *                                                       2,065              34,878
SI International, Inc. *                                              1,415              48,718
Sigma Designs * (a)                                                   2,128              55,647
Silicon Storage Technology, Inc. *                                    8,714              40,172
Sonic Solutions * (a)                                                 2,736              43,092
Standard Microsystems Corp. *                                         2,237              71,293
Stratasys, Inc. * (a)                                                 1,066              32,087
Sykes Enterprises, Inc. *                                             2,809              48,399
Synaptics, Inc. * (a)                                                 2,411              69,123
Transmeta Corp. * (a)                                                19,612              22,750
Trident Microsystems, Inc. *                                          5,571             116,880
Witness Systems, Inc. *                                               3,416              64,870
                                                                              -----------------
                                                                                      4,197,087

CONSTRUCTION & MINING EQUIPMENT - 0.46%
A.S.V., Inc. * (a)                                                    1,995              29,805

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT (CONTINUED)
Astec Industries, Inc. * (a)                                          1,754   $          59,741
Bucyrus International, Inc., Class A                                  3,050             130,235
Carbo Ceramics, Inc. (a)                                              2,017              78,481
Gulf Islands Fabrication, Inc.                                        1,339              50,387
Kaman Corp., Class A                                                  2,605              60,228
Layne Christensen Company * (a)                                       1,207              37,164
Matrix Service Company * (a)                                          2,250              35,955
Washington Group International, Inc. *                                2,727             160,293
                                                                              -----------------
                                                                                        642,289

CONSTRUCTION MATERIALS - 0.72%
Ameron International Corp.                                              851              64,004
Applied Industrial Technologies, Inc.                                 4,422             125,850
Clarcor, Inc.                                                         4,917             162,310
Columbus McKinnon Corp. *                                             1,781              41,373
Comfort Systems USA, Inc.                                             4,188              56,496
Granite Construction, Inc.                                            3,262             168,319
Regal-Beloit Corp.                                                    3,007             153,748
Simpson Manufacturing Company, Inc. (a)                               3,633             112,514
Standex International Corp.                                           1,348              40,076
Universal Forest Products, Inc.                                       1,663              77,562
                                                                              -----------------
                                                                                      1,002,252

CONTAINERS & GLASS - 0.43%
Graphic Packaging Corp. *                                             7,244              30,714
Greif, Inc., Class A                                                  1,613             159,929
Interpool, Inc.                                                       1,283              30,292
Longview Fibre Company                                                6,354             132,290
Mobile Mini, Inc. *                                                   3,513              96,467
Silgan Holdings, Inc.                                                 2,356             101,638
TAL International Group, Inc. (a)                                     1,584              39,442
                                                                              -----------------
                                                                                        590,772

COSMETICS & TOILETRIES - 0.25%
Chattem, Inc. * (a)                                                   1,664              81,103
Elizabeth Arden, Inc. *                                               2,594              47,730
Nu Skin Enterprises, Inc., Class A                                    5,730             109,902
Playtex Products, Inc. *                                              5,434              80,749
Revlon, Inc., Class A * (a)                                          16,035              26,137
                                                                              -----------------
                                                                                        345,621

CRUDE PETROLEUM & NATURAL GAS - 0.89%
Allis-Chalmers Energy, Inc. * (a)                                     1,906              40,217
Arena Resources, Inc. * (a)                                           1,234              53,926
Bill Barrett Corp. * (a)                                              2,682              84,483
Cascade Natural Gas Corp.                                             1,518              39,195
Edge Petroleum Corp. *                                                1,824              36,206
EXCO Resources, Inc. *                                                4,972              72,989
Gasco Energy, Inc. * (a)                                              7,679              20,426
GMX Resources, Inc. * (a)                                               820              35,826
Goodrich Petroleum Corp. * (a)                                        1,241              54,554
Harvest Natural Resources, Inc. *                                     3,754              38,478
Hydril *                                                              1,713             129,606
Parallel Petroleum Corp. *                                            3,746              73,983

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Penn Virginia Corp.                                                   1,887   $         142,261
Petroquest Energy, Inc. *                                             4,372              54,825
Quest Resource Corp. *                                                2,194              24,726
SulphCo, Inc. * (a)                                                   3,473              17,365
Swift Energy Company *                                                2,898             148,117
Toreador Resources Corp. * (a)                                        1,276              31,275
Transmeridian Exploration, Inc. * (a)                                 6,885              23,065
Vaalco Energy, Inc. *                                                 6,114              51,296
Western Refining, Inc. (a)                                            2,225              63,012
                                                                              -----------------
                                                                                      1,235,831

DOMESTIC OIL - 1.41%
Atlas America, Inc. *                                                 1,788              86,897
Berry Petroleum Company, Class A                                      3,415             111,841
Brigham Exploration Company *                                         5,195              44,729
Carrizo Oil & Gas, Inc. * (a)                                         2,296              76,457
Comstock Resources, Inc. *                                            4,335             132,304
Delta Petroleum Corp. * (a)                                           5,279             159,531
Encore Aquisition Company *                                           5,268             143,079
Energy Partners, Ltd. * (a)                                           3,828              93,020
Exploration Company * (a)                                             3,340              46,025
GeoGlobal Resources, Inc. * (a)                                       3,324              27,290
Giant Industries, Inc. *                                              1,451             111,858
Houston Exploration Company *                                         2,879             161,569
Mariner Energy, Inc. *                                                7,277             152,453
McMoran Exploration Company * (a)                                     2,705              42,496
Meridian Resource Corp. *                                             8,901              31,599
Oil States International, Inc. *                                      4,853             168,933
Stone Energy Corp. *                                                  2,736             106,759
Syntroleum Corp. * (a)                                                4,148              10,951
Warren Resources, Inc. * (a)                                          5,425              72,532
Whiting Petroleum Corp. *                                             3,655             175,440
                                                                              -----------------
                                                                                      1,955,763

DRUGS & HEALTH CARE - 2.26%
Abaxis, Inc. * (a)                                                    1,930              37,268
Abiomed, Inc. * (a)                                                   2,367              29,990
Acadia Pharmaceuticals, Inc. * (a)                                    2,574              24,093
Adams Respiratory Therapeutics, Inc. *                                2,985             117,519
Alpharma Inc., Class A                                                4,168              91,279
Ariad Pharmaceuticals, Inc. * (a)                                     6,239              33,503
Arrow International, Inc.                                             2,297              80,257
Bioenvision, Inc. * (a)                                               3,838              19,036
Biomarin Pharmaceutical, Inc. *                                       8,097             138,540
Candela Corp. *                                                       2,325              30,690
Cell Genesys, Inc. * (a)                                              6,071              23,555
CNS, Inc.                                                             1,328              49,561
Conmed Corp. *                                                        2,881              63,757
Conor Medsystems, Inc. * (a)                                          2,966              95,861
CV Therapeutics, Inc. * (a)                                           5,502              65,914
Datascope Corp.                                                       1,313              44,484
Dendreon Corp. * (a)                                                  6,971              29,975

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Depome, Inc. * (a)                                                    4,204   $          14,209
Diversa Corp. * (a)                                                   2,997              34,106
Durect Corp. * (a)                                                    5,760              26,957
Emisphere Technologies, Inc. * (a)                                    2,513              13,646
Enzon Pharmaceuticals, Inc. * (a)                                     4,744              39,517
Gentiva Health Services, Inc. *                                       2,734              43,853
Healthextras, Inc. *                                                  2,749              58,774
I-Flow Corp. * (a)                                                    2,431              35,079
Illumina, Inc. *                                                      4,477             172,499
Immucor, Inc. *                                                       6,614             177,917
Invacare Corp.                                                        2,946              68,907
K-V Pharmaceutical Company, Class A *                                 3,822              92,875
Landauer, Inc.                                                          969              52,704
Luminex Corp. * (a)                                                   3,063              39,237
Mannatech, Inc. (a)                                                   1,655              24,693
Matria Healthcare, Inc. * (a)                                         2,131              62,332
Maxygen, Inc. * (a)                                                   3,205              28,524
Medical Action, Inc. *                                                1,013              31,828
Mentor Corp. (a)                                                      3,516             175,624
Meridian Bioscience, Inc.                                             2,026              49,293
Molina Healthcare, Inc. * (a)                                         1,186              40,312
New River Pharmaceuticals, Inc. * (a)                                 1,515              74,356
Northfield Laboratories, Inc. * (a)                                   2,633              40,390
Option Care, Inc. (a)                                                 2,722              38,326
OraSure Technologies, Inc. * (a)                                      4,439              38,220
Pain Therapeutics, Inc. * (a)                                         3,498              29,943
Parexel International Corp. *                                         2,701              75,007
Perrigo Company                                                       7,661             128,322
Quidel Corp. *                                                        2,990              40,694
Res-Care, Inc. *                                                      2,230              41,010
Savient Pharmaceuticals, Inc. *                                       6,125              71,479
Vital Signs, Inc.                                                       701              38,688
West Pharmaceutical Services, Inc.                                    3,067             150,590
Xenoport, Inc. *                                                      1,930              51,763
Zymogenetics, Inc. * (a)                                              3,502              55,016
                                                                              -----------------
                                                                                      3,131,972

EDUCATIONAL SERVICES - 0.23%
eCollege.com * (a)                                                    1,827              32,320
INVESTools, Inc. *                                                    4,435              57,078
Leapfrog Enterprises, Inc., Class A * (a)                             3,454              31,017
Strayer Education, Inc.                                               1,416             155,831
Universal Technical Institute, Inc. * (a)                             2,236              45,950
                                                                              -----------------
                                                                                        322,196

ELECTRICAL EQUIPMENT - 1.56%
A.O. Smith Corp.                                                      2,027              72,546
Aaon, Inc.                                                            1,073              29,958
American Science & Engineering, Inc. * (a)                              874              55,447
Anaren, Inc. *                                                        1,741              35,778
Anixter International, Inc. *                                         3,098             181,605
Audiovox Corp., Class A *                                             1,834              25,401
Baldor Electric Company                                               3,212             111,585

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Capstone Turbine Corp. * (a)                                         10,486   $          14,261
China BAK Battery, Inc. * (a)                                         2,937              21,822
Cohu, Inc.                                                            2,434              48,120
DTS, Inc. *                                                           1,792              44,621
Encore Wire Corp. * (a)                                               2,313              57,039
Excel Technology, Inc. *                                              1,415              35,700
FLIR Systems, Inc. * (a)                                              6,520             210,009
General Cable Corp. *                                                 4,894             207,995
Genlyte Group, Inc. *                                                 2,426             205,870
Greatbatch, Inc. * (a)                                                2,255              58,653
Lamson & Sessions Company * (a)                                       1,346              28,939
Littelfuse, Inc. *                                                    2,137              66,845
Methode Electronics, Inc., Class A                                    3,778              42,351
Metrologic Instruments, Inc. *                                        1,425              26,220
Plug Power, Inc. * (a)                                                7,063              28,676
Power-One, Inc. *                                                     7,247              53,048
Universal Electronics, Inc. *                                         1,677              35,217
Varian, Inc. *                                                        2,932             129,243
Vicor Corp.                                                           1,953              23,944
W.H. Brady Company, Class A                                           4,380             168,104
Watsco, Inc. (a)                                                      2,721             140,621
                                                                              -----------------
                                                                                      2,159,618

ELECTRICAL UTILITIES - 1.60%
Allete, Inc.                                                          2,480             115,642
Avista Corp.                                                          4,826             129,964
Black Hills Corp.                                                     3,196             114,129
CH Energy Group, Inc. (a)                                             1,612              86,419
Cleco Corp.                                                           5,501             140,991
Duquesne Light Holdings, Inc.                                         8,600             173,720
El Paso Electric Company *                                            4,830             119,977
Empire District Electric Company                                      3,004              72,216
IDACORP, Inc.                                                         4,138             165,479
ITC Holdings Corp.                                                    1,434              56,285
MGE Energy, Inc. (a)                                                  2,119              72,809
NorthWestern Corp.                                                    3,534             126,376
Otter Tail Corp.                                                      2,990              91,913
Pike Electric Corp. *                                                 1,603              25,151
PNM Resources, Inc.                                                   6,620             203,234
Portland General Electric Company                                     2,656              73,810
UIL Holding Corp.                                                     2,373             101,968
Unisource Energy Corp.                                                3,488             128,114
Westar Energy, Inc.                                                   8,410             223,622
                                                                              -----------------
                                                                                      2,221,819

ELECTRONICS - 2.01%
Adaptec, Inc. *                                                      11,666              50,864
Anadigics, Inc. * (a)                                                 4,662              44,988
Analogic Corp.                                                        1,327              70,198
Ansoft Corp. *                                                        1,627              44,970
Bel Fuse, Inc., Class B (a)                                           1,068              39,196
Belden CDT, Inc.                                                      4,003             159,359
Bookham, Inc * (a)                                                    5,955              23,999

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Checkpoint Systems, Inc. *                                            3,932   $          75,416
Comtech Group, Inc. * (a)                                             1,511              24,539
CTS Corp.                                                             3,463              52,915
Cubic Corp.                                                           1,582              35,120
Daktronics, Inc. (a)                                                  3,874             140,161
Electro Scientific Industries, Inc. *                                 2,976              59,074
Enersys * (a)                                                         4,445              74,143
FEI Company * (a)                                                     2,235              54,333
Franklin Electric, Inc.                                               2,241             116,129
Hutchinson Technology, Inc. * (a)                                     2,455              58,503
II-VI, Inc. *                                                         2,322              59,954
Imation Corp.                                                         3,391             157,037
Integrated Electrical Services, Inc. * (a)                            1,613              25,324
Itron, Inc. * (a)                                                     2,465             118,295
Kemet Corp. * (a)                                                     8,106              59,579
LoJack Corp. *                                                        1,866              28,326
Maxwell Technologies, Inc. * (a)                                      1,506              21,325
Measurement Specialties, Inc. * (a)                                   1,479              35,762
Medis Technologies, Ltd. * (a)                                        1,949              39,370
Mentor Graphics Corp. *                                               7,883             133,302
Mercury Computer Systems, Inc. *                                      2,129              27,847
MoSys, Inc. * (a)                                                     2,706              25,788
Multi-Fineline Electronix, Inc. * (a)                                   859              18,529
OSI Systems, Inc. * (a)                                               1,547              29,377
Park Electrochemical Corp.                                            1,937              62,836
Photon Dynamics, Inc. *                                               1,826              20,287
Portalplayer, Inc. *                                                  2,420              32,428
Rogers Corp. *                                                        1,709             118,741
Sirf Technology Holdings, Inc. * (a)                                  5,001             152,831
Supertex, Inc. *                                                      1,263              59,260
Sycamore Networks, Inc. *                                            18,144              67,677
Taser International, Inc. * (a)                                       6,000              50,880
Technitrol, Inc.                                                      3,963             108,903
TTM Technologies, Inc. *                                              3,996              50,390
Universal Display Corp. * (a)                                         2,378              29,321
X-Rite, Inc.                                                          3,045              36,235
Zoran Corp. *                                                         4,618              68,854
Zygo Corp. *                                                          1,854              30,535
                                                                              -----------------
                                                                                      2,792,900

ENERGY - 0.80%
Alon USA Energy, Inc.                                                 1,167              36,340
Aventine Renewable Energy Holdings Inc *                              3,007              76,709
Energy Conversion Devices, Inc. * (a)                                 3,791             144,740
Evergreen Energy, Inc. * (a)                                          7,070              62,216
Evergreen Solar, Inc. * (a)                                           6,735              62,231
Fuelcell Energy, Inc. * (a)                                           5,485              35,762
Hanover Compressor Company * (a)                                      9,662             190,825
Headwaters, Inc. * (a)                                                4,163              99,579
New Jersey Resources Corp.                                            2,749             142,261
Ormat Technologies, Inc. (a)                                            780              28,735
Pacific Ethanol, Inc. * (a)                                           2,386              45,215

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
Rosetta Resources, Inc. * (a)                                         5,075   $          95,359
SunPower Corp., Class A. * (a)                                        1,000              37,320
VeraSun Energy Corp. * (a)                                            1,855              46,913
                                                                              -----------------
                                                                                      1,104,205

FINANCIAL SERVICES - 2.41%
Accredited Home Lenders Holding Company * (a)                         2,291              67,882
Advance America Cash Advance Centers, Inc.                            6,701              94,886
Advanta Corp., Class B                                                1,899              86,632
Asset Acceptance Capital Corp. *                                      1,671              27,822
Asta Funding, Inc. (a)                                                1,175              38,681
Bankrate, Inc. * (a)                                                    981              35,806
Calamos Asset Management, Inc.                                        2,364              64,963
Cass Information Systems, Inc. (a)                                      729              28,169
CharterMac                                                            5,440             117,504
City Holding Company                                                  1,840              72,680
Cohen & Steers, Inc. (a)                                              1,296              49,183
Credit Acceptance Corp. *                                               980              32,115
Delphi Financial Group, Inc.                                          4,116             166,698
Dollar Financial Corp. *                                              1,206              35,288
Federal Agricultural Mortgage Corp., Class C (a)                      1,215              31,699
Financial Federal Corp.                                               2,787              77,200
Fremont General Corp.                                                 6,547             111,364
Friedman, Billings, Ramsey Group, Inc.                               14,385             112,635
GFI Group, Inc. * (a)                                                 1,201              67,929
Harbor Florida Bancshares, Inc.                                       2,137              93,109
Heartland Payment Systems, Inc. (a)                                   1,453              41,265
Interactive Data Corp. *                                              3,534              82,625
International Securities Exchange
   Holdings, Inc.                                                     3,613             192,139
Investors Bancorp, Inc. *                                             5,375              82,184
Investors Real Estate Trust, SBI                                      5,543              56,317
Knight Capital Group, Inc. *                                         10,193             179,499
LaBranche & Company, Inc. * (a)                                       5,030              54,324
MarketAxess Holdings, Inc. * (a)                                      3,378              48,643
Marlin Business Services Corp. * (a)                                  1,471              31,891
National Financial Partners Corp.                                     3,535             160,206
NBT Bancorp, Inc.                                                     3,409              84,373
Ocwen Financial Corp. * (a)                                           3,339              50,252
optionsXpress Holdings, Inc.                                          2,088              60,197
Piper Jaffray Companies, Inc. *                                       2,036             132,482
Portfolio Recovery Associates, Inc. * (a)                             1,549              70,712
Stifel Financial Corp. * (a)                                          1,367              53,340
SWS Group, Inc.                                                       1,615              52,278
UMB Financial Corp.                                                   3,062             112,620
United Community Financial Corp.                                      3,231              40,291
United Panam Financial Corp. *                                        1,105              13,348
Waddell & Reed Financial, Inc., Class A                               8,335             207,792
World Acceptance Corp. *                                              1,787              81,112
WSFS Financial Corp.                                                    745              48,105
                                                                              -----------------
                                                                                      3,348,240

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 1.33%
Bob Evans Farms, Inc.                                                 3,561   $         120,967
Buffalo Wild Wings, Inc. *                                              773              41,271
Chiquita Brands International, Inc. (a)                               4,291              61,361
Coca-Cola Bottling Company                                              558              35,227
Cosi, Inc. * (a)                                                      3,750              17,550
Denny's Corp. *                                                       9,368              43,187
Diamond Foods, Inc. (a)                                               1,691              29,423
Domino's Pizza, Inc.                                                  3,706             101,767
Flowers Foods, Inc.                                                   5,124             136,503
Gold Kist, Inc. *                                                     4,934              97,743
Hain Celestial Group, Inc. *                                          2,987              89,730
Imperial Sugar Company (a)                                            1,158              26,680
J & J Snack Foods Corp.                                               1,413              54,090
Jones Soda Company * (a)                                              3,002              28,909
Lance, Inc.                                                           3,165              60,515
MGP Ingredients, Inc. (a)                                               983              21,439
Nuco2, Inc. * (a)                                                     1,583              39,528
Peets Coffee & Tea, Inc. * (a)                                        1,457              37,081
Performance Food Group Company * (a)                                  3,471              93,925
Pilgrim's Pride Corp. (a)                                             3,962             101,110
Premium Standard Farms, Inc.                                          1,513              28,732
Ralcorp Holdings, Inc. *                                              2,633             133,361
Ruth's Chris Steak House, Inc. *                                      1,758              33,314
Sanderson Farms, Inc. (a)                                             1,645              45,484
Seabord Corp.                                                            34              57,052
Spartan Stores, Inc.                                                  2,274              47,822
The Steak & Shake Company *                                           2,793              48,095
Tootsie Roll Industries, Inc. (a)                                     3,445             111,790
TreeHouse Foods, Inc. *                                               3,017              96,846
                                                                              -----------------
                                                                                      1,840,502

FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                                          3,166              24,853
Deltic Timber Corp.                                                   1,080              57,359
                                                                              -----------------
                                                                                         82,212

FUNERAL SERVICES - 0.05%
Stewart Enterprises, Inc., Class A                                   10,887              69,677

FURNITURE & FIXTURES - 0.30%
American Woodmark Corp. (a)                                           1,275              49,712
Ethan Allen Interiors, Inc. (a)                                       3,197             113,430
Furniture Brands International, Inc. (a)                              4,348              74,872
Kimball International, Inc., Class B                                  2,509              60,191
La-Z-Boy, Inc. (a)                                                    5,138              60,526
Sealy Corp.                                                           1,984              29,522
Stanley Furniture Company, Inc.                                       1,351              29,762
                                                                              -----------------
                                                                                        418,015

GAS & PIPELINE UTILITIES - 1.17%
American States Water Company (a)                                     1,687              63,094
Aquila, Inc. *                                                       36,347             166,469
Aurora Oil & Gas Corp. *                                              8,016              27,415
California Water Service Group                                        1,729              69,990
Crosstex Energy, Inc. (a)                                             1,059             102,786

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Nicor, Inc. (a)                                                       4,220   $         209,101
Northwest Natural Gas Company                                         2,803             115,596
Peoples Energy Corp. (a)                                              3,722             161,498
Piedmont Natural Gas, Inc. (a)                                        7,252             202,113
South Jersey Industries, Inc.                                         2,892              96,448
Southwest Gas Corp.                                                   3,882             145,730
Southwest Water Company (a)                                           2,482              32,340
The Laclede Group, Inc.                                               2,200              80,476
WGL Holdings, Inc.                                                    4,693             155,104
                                                                              -----------------
                                                                                      1,628,160

HEALTHCARE PRODUCTS - 2.46%
Adeza Biomedical Corp. *                                              1,573              24,067
Align Technology, Inc. * (a)                                          5,471              71,834
American Medical Systems Holdings, Inc. * (a)                         6,835             117,630
Angiodynamics, Inc. *                                                 1,237              25,890
Arthrocare Corp. * (a)                                                2,483             103,467
Aspect Medical Systems, Inc. * (a)                                    1,610              30,526
Biosite, Inc. * (a)                                                   1,716              83,775
Bruker BioSciences Corp. *                                            4,371              33,788
Cerus Corp. * (a)                                                     3,017              23,472
Computer Programs & Systems, Inc.                                       966              34,776
Conceptus, Inc. *                                                     2,218              50,859
Cyberonics, Inc. * (a)                                                2,053              50,093
Cypress Biosciences, Inc. *                                           3,425              29,661
DJO, Inc. *                                                           2,250              95,670
Foxhollow Technologies, Inc. * (a)                                    1,760              46,622
Haemonetics Corp. *                                                   2,510             113,653
Health Tronics, Inc. *                                                3,697              24,844
Hologic, Inc. *                                                       5,121             256,204
ICU Medical, Inc. *                                                   1,396              56,412
Intralase Corp. * (a)                                                 2,234              46,914
Inverness Medical Innovations, Inc. * (a)                             2,606             101,660
Kensey Nash Corp. * (a)                                               1,188              36,448
Kyphon, Inc. *                                                        4,324             146,022
LCA-Vision, Inc. (a)                                                  2,061              72,547
LifeCell Corp. * (a)                                                  3,138              68,440
Mannkind Corp. * (a)                                                  2,089              34,260
Merit Medical Systems, Inc. *                                         2,786              44,604
Molecular Devices Corp. *                                             1,847              38,990
Natus Medical, Inc. * (a)                                             2,257              36,699
Nuvasive, Inc. * (a)                                                  3,341              76,843
Owens & Minor, Inc.                                                   3,934             122,072
Polymedica Corp.                                                      2,286              90,457
PSS World Medical, Inc. *                                             6,617             138,560
Sirona Dental Systems, Inc. * (a)                                     1,771              65,456
SonoSite, Inc. *                                                      1,568              50,098
Spectranetics Corp. *                                                 3,051              33,256
Stereotaxis, Inc. * (a)                                               2,409              23,873
STERIS Corp.                                                          6,614             170,244
SurModics, Inc. * (a)                                                 1,631              55,095
Symmetry Medical, Inc. *                                              3,281              44,589

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
The Medicines Company * (a)                                           4,715   $         134,613
Thermogenesis Corp. * (a)                                             5,974              28,675
Thoratec Corp. *                                                      5,252              77,362
Tripath Imaging, Inc. *                                               2,923              26,921
USANA Health Sciences, Inc. * (a)                                       902              43,639
Ventana Medical Systems, Inc. *                                       2,823             118,820
Viasys Healthcare, Inc. *                                             3,063              86,407
Wright Medical Group, Inc. *                                          3,251              77,796
Zoll Medical Corp. *                                                  1,004              52,067
                                                                              -----------------
                                                                                      3,416,670

HEALTHCARE SERVICES - 1.34%
Air Methods Corp. *                                                   1,072              28,161
Amedisys, Inc. * (a)                                                  1,640              64,239
AMERIGROUP Corp. *                                                    5,022             171,702
AMN Healthcare Services, Inc. *                                       3,263              90,548
Apria Healthcare Group, Inc. *                                        4,260             106,372
Capital Senior Living Corp. *                                         2,622              26,902
CorVel Corp. *                                                          615              35,215
Cross Country Healthcare, Inc. *                                      3,169              62,905
Enzo Biochem, Inc. * (a)                                              2,685              41,080
Five Star Quality Care, Inc. *                                        3,141              31,944
Genesis HealthCare Corp. *                                            1,957              90,609
Healthspring, Inc. *                                                  1,828              35,299
Healthways, Inc. * (a)                                                3,367             154,781
Horizon Health Corp. * (a)                                            1,631              26,096
Kindred Healthcare, Inc. *                                            2,769              71,219
LHC Group, Inc. *                                                     1,304              36,082
Magellan Health Services, Inc. *                                      3,619             159,164
National Healthcare Corp.                                               653              36,078
Odyssey Healthcare, Inc. *                                            3,380              41,844
Palomar Medical Technologies, Inc. * (a)                              1,751              87,462
Per-Se Technologies, Inc. * (a)                                       3,330              91,808
Phase Forward, Inc. *                                                 3,602              53,850
Radiation Therapy Services, Inc. * (a)                                1,219              40,056
Sun Healthcare Group, Inc. *                                          2,484              25,064
Symbion, Inc. *                                                       1,827              32,429
The Advisory Board Company *                                          1,843             102,231
United Surgical Partners International, Inc. * (a)                    4,379             111,446
                                                                              -----------------
                                                                                      1,854,586

HOLDINGS COMPANIES/CONGLOMERATES - 0.20%
Florida East Coast, Inc. (a)                                          3,318             198,649
PICO Holdings, Inc. *                                                 1,160              36,841
United Industrial Corp. (a)                                             903              44,148
                                                                              -----------------
                                                                                        279,638

HOMEBUILDERS - 0.28%
Champion Enterprises, Inc. *                                          7,751              72,472
Hovnanian Enterprises, Inc., Class A * (a)                            4,673             165,938
M/I Homes, Inc. (a)                                                   1,257              46,861
Meritage Homes Corp. * (a)                                            2,217             107,658
                                                                              -----------------
                                                                                        392,929

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 1.92%
AFC Enterprises, Inc. * (a)                                           2,653   $          45,366
Ameristar Casinos, Inc. (a)                                           2,617              79,661
Applebee's International, Inc.                                        6,993             159,091
Aztar Corp. *                                                         3,496             188,539
BJ's Restaurants, Inc. * (a)                                          1,426              29,604
California Pizza Kitchen, Inc. *                                      2,047              64,194
CBRL Group, Inc.                                                      3,011             129,142
CEC Entertainment, Inc. *                                             3,263             129,900
Century Casinos, Inc. *                                               2,410              24,293
Chipotle Mexican Grill, Inc., Class A * (a)                             734              42,535
CKE Restaurants, Inc.                                                 6,657             122,755
IHOP Corp.                                                            1,857              97,697
Jack in the Box, Inc. *                                               3,415             209,988
Krispy Kreme Doughnuts, Inc. * (a)                                    5,247              50,948
Landry's Restaurants, Inc.                                            1,546              43,675
Lodgian, Inc. *                                                       2,179              31,269
Lone Star Steakhouse & Saloon, Inc.                                   1,761              48,498
Luby's Cafeterias, Inc. *                                             2,337              25,707
Magna Entertainment Corp., Class A * (a)                              4,521              20,028
Marcus Corp.                                                          2,126              54,107
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                                1,278              32,052
Morgans Hotel Group Company * (a)                                     1,839              26,923
MTR Gaming Group, Inc. * (a)                                          2,734              30,347
O'Charley's, Inc. *                                                   2,409              48,421
P.F. Chang's China Bistro, Inc. * (a)                                 2,597              93,752
Papa Johns International, Inc. * (a)                                  2,360              73,160
RARE Hospitality International, Inc. *                                3,358             108,698
Red Robin Gourmet Burgers, Inc. * (a)                                 1,667              57,295
Ruby Tuesday, Inc.                                                    5,703             153,924
Sonic Corp. *                                                         8,118             190,611
Texas Roadhouse, Inc., Class A * (a)                                  5,236              71,943
Triarc Companies, Inc.                                                6,090             114,127
Trump Entertainment Resorts, Inc. * (a)                               3,145              67,051
                                                                              -----------------
                                                                                      2,665,301

HOUSEHOLD APPLIANCES - 0.20%
Consolidated Tomoka Land Company (a)                                    607              43,552
Drew Industries, Inc. * (a)                                           1,935              53,677
Jacuzzi Brands, Inc. *                                                7,758              97,208
Lifetime Brands, Inc. (a)                                             1,261              25,346
National Presto Industries, Inc.                                        555              34,138
Technical Olympic USA, Inc. (a)                                       1,952              18,193
                                                                              -----------------
                                                                                        272,114

HOUSEHOLD PRODUCTS - 0.49%
Blyth, Inc.                                                           2,562              65,126
Central Garden & Pet Company * (a)                                    2,088             108,994
iRobot Corp. * (a)                                                    1,160              21,587
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                                     2,444              50,713
Select Comfort Corp. * (a)                                            5,233              90,583
Smith & Wesson Holding Corp. * (a)                                    3,042              39,698

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
Tempur-Pedic International, Inc. * (a)                                4,903   $         103,355
Tupperware Brands Corp.                                               6,086             129,206
TurboChef Technologies, Inc. * (a)                                    1,281              18,562
WD-40 Company                                                         1,810              58,825
                                                                              -----------------
                                                                                        686,649

HOUSING & URBAN DEVELOPMENT - 0.02%
Cavco Industries, Inc. *                                                750              26,625

INDUSTRIAL MACHINERY - 1.46%
Actuant Corp., Class A (a)                                            2,590             140,015
Albany International Corp., Class A                                   2,593              80,902
Badger Meter, Inc. (a)                                                1,449              37,631
Briggs & Stratton Corp. (a)                                           4,980             134,908
Cascade Corp.                                                         1,288              67,491
Ceradyne, Inc. * (a)                                                  2,631             138,969
Chart Industries, Inc. *                                              1,390              20,516
Circor International, Inc.                                            1,692              62,181
Cognex Corp.                                                          4,584             112,079
Dionex Corp. *                                                        1,937             111,397
EnPro Industries, Inc. *                                              2,037              71,051
Flow International Corp. * (a)                                        3,895              43,196
Gehl Company *                                                        1,050              28,413
Gorman Rupp Company                                                   1,068              40,114
H&E Equipment Services, Inc. *                                        1,108              26,836
Kadant, Inc. *                                                        1,468              34,704
Lindsay Manufacturing Company (a)                                     1,255              43,235
Lufkin Industries, Inc.                                               1,479              86,521
Middleby Corp. *                                                        659              66,888
NACCO Industries, Inc., Class A                                         518              77,260
NATCO Group, Inc. *                                                   1,437              49,533
OYO Geospace Corp. *                                                    444              21,179
Presstek, Inc. * (a)                                                  3,088              18,559
Raser Technologies, Inc. * (a)                                        2,127              10,422
Robbins & Myers, Inc.                                                 1,427              61,061
Rofin Sinar Technologies, Inc. *                                      1,545              89,795
Tecumseh Products Company, Class A * (a)                              1,735              28,124
Tennant Company                                                       1,610              46,771
Tredegar Industries, Inc.                                             3,518              69,973
Valmont Industries, Inc.                                              1,795             106,354
Watts Water Technologies, Inc., Class A                               2,527             105,199
                                                                              -----------------
                                                                                      2,031,277

INDUSTRIALS - 0.16%
Brookfield Homes Corp. (a)                                            1,189              43,398
Clean Harbors, Inc. *                                                 1,497              63,967
GrafTech International, Ltd. *                                        9,433              63,673
Intevac, Inc. *                                                       2,025              55,262
                                                                              -----------------
                                                                                        226,300

INSURANCE - 2.32%
21st Century Insurance Group                                          3,307              56,517
Alfa Corp.                                                            3,388              65,659
American Equity Investment Life Holding
   Company (a)                                                        5,465              71,045

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
American Physicians Capital, Inc. *                                   1,193   $          47,605
Argonaut Group, Inc. *                                                3,052             103,402
CNA Surety Corp. *                                                    1,688              33,692
Commerce Group, Inc.                                                  5,297             161,611
Direct General Corp.                                                  1,806              29,618
Donegal Group, Inc.                                                   1,606              30,819
Enstar Group, Inc. * (a)                                                391              36,332
FBL Financial Group, Inc., Class A                                    1,464              57,682
FPIC Insurance Group, Inc. *                                          1,153              44,679
Harleysville Group, Inc.                                              1,421              50,531
Hilb, Rogal and Hamilton Company                                      3,547             147,555
Horace Mann Educators Corp.                                           4,279              86,521
Infinity Property & Casualty Corp.                                    2,073              93,596
James River Group, Inc. *                                             1,053              35,381
LandAmerica Financial Group, Inc. (a)                                 1,753             107,126
Meadowbrook Insurance Group, Inc. *                                   2,672              26,052
Midland Company                                                       1,206              54,933
National Interstate Corp.                                             1,599              40,407
National Western Life Insurance Company,
   Class A *                                                            259              59,171
Navigators Group, Inc. *                                              1,312              60,706
Nymagic, Inc.                                                           731              24,832
Odyssey Re Holdings Corp.                                             1,282              45,216
Ohio Casualty Corp.                                                   6,278             183,380
Phoenix Companies, Inc.                                              10,711             172,983
PMA Capital Corp., Class A *                                          3,561              31,586
Presidential Life Corp.                                               2,164              48,452
ProAssurance Corp. *                                                  3,273             167,676
RLI Corp.                                                             2,219             122,733
Safety Insurance Group, Inc.                                          1,438              75,322
SCPIE Holdings, Inc. *                                                1,254              33,043
SeaBright Insurance Holdings, Inc. *                                  2,108              33,623
Selective Insurance Group, Inc.                                       2,898             160,897
State Auto Financial Corp.                                            1,471              49,073
Stewart Information Services Corp.                                    1,693              66,129
Tower Group, Inc.                                                     1,691              55,701
Triad Guaranty, Inc. * (a)                                            1,159              62,354
U.S.I. Holdings Corp. *                                               4,492              70,345
United Fire & Casualty Company                                        2,176              76,813
Universal American Financial Corp. *                                  3,724              69,825
Zenith National Insurance Corp.                                       3,538             163,314
                                                                              -----------------
                                                                                      3,213,937

INTERNATIONAL OIL - 0.17%
ATP Oil & Gas Corp. *                                                 2,058              93,124
Callon Petroleum Company *                                            2,097              33,825
Parker Drilling Company *                                            10,933             105,285
                                                                              -----------------
                                                                                        232,234

INTERNET CONTENT - 0.66%
Audible, Inc. * (a)                                                   2,587              20,593
CMGI, Inc. *                                                         47,397              64,934
CNET Networks, Inc. * (a)                                            14,565             131,959

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
Digitas, Inc. *                                                       8,925   $          96,568
Harris Interactive, Inc. *                                            5,574              26,699
InfoSpace, Inc. * (a)                                                 3,171              62,310
Internet Cap Group, Inc. *                                            3,874              39,941
Jupitermedia Corp. * (a)                                              2,293              14,652
Move, Inc. *                                                         10,235              56,702
NetFlix, Inc. * (a)                                                   4,398             129,213
ProQuest Company * (a)                                                2,506              34,708
RightNow Technologies, Inc. * (a)                                     1,527              25,257
Safeguard Scientifics, Inc. *                                        12,315              30,418
Schawk, Inc., Class A (a)                                             1,793              34,372
Sohu.com, Inc. *                                                      2,629              64,332
The Knot, Inc. *                                                      1,776              48,964
TheStreet.com, Inc. (a)                                               1,951              19,081
WebSideStory, Inc. * (a)                                              1,869              22,092
                                                                              -----------------
                                                                                        922,795

INTERNET RETAIL - 0.22%
Ariba, Inc. * (a)                                                     7,604              57,486
Blue Nile, Inc. * (a)                                                 1,291              43,261
Drugstore.com, Inc. *                                                 8,274              27,883
Overstock.com, Inc. * (a)                                             1,150              16,549
PetMed Express, Inc. *                                                1,986              25,540
Priceline.com, Inc. *                                                 2,508              99,041
Stamps.com, Inc. *                                                    1,977              30,861
                                                                              -----------------
                                                                                        300,621

INTERNET SERVICE PROVIDER - 0.37%
C-COR.net Corp. *                                                     4,667              46,670
Cogent Communications Group, Inc. *                                   2,186              34,648
Covad Communications Group, Inc. * (a)                               27,923              33,507
Earthlink, Inc. *                                                    13,091              85,222
NETGEAR, Inc. * (a)                                                   3,134              81,484
Online Resources Corp. *                                              2,437              25,954
Redback Networks, Inc. * (a)                                          6,130              90,234
Terremark Worldwide, Inc. * (a)                                       4,404              25,191
United Online, Inc.                                                   6,411              86,100
                                                                              -----------------
                                                                                        509,010

INTERNET SOFTWARE - 0.98%
Agile Software Corp. *                                                5,739              38,509
Art Technology Group, Inc. *                                         10,820              25,535
Chordiant Software, Inc. * (a)                                        8,444              25,839
Cybersource Corp. *                                                   3,013              31,606
DealerTrack Holdings, Inc. *                                          1,044              28,533
Digital River, Inc. * (a)                                             3,830             225,625
eResearch Technology, Inc. * (a)                                      5,199              33,378
Interwoven, Inc. *                                                    4,166              59,032
Lionbridge Technologies, Inc. *                                       5,759              32,942
NIC, Inc. *                                                           4,074              19,352
Openwave Systems, Inc. * (a)                                          9,288              78,019
RealNetworks, Inc. *                                                 10,452             120,198
S1 Corp. *                                                            7,041              36,824
Safenet, Inc. *                                                       2,639              61,436

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Sapient Corp. * (a)                                                   8,411   $          45,924
Stellent, Inc.                                                        2,942              39,540
TIBCO Software, Inc. *                                               20,542             191,246
VASCO Data Security International, Inc. * (a)                         2,587              30,449
Vignette Corp. *                                                      2,894              48,706
WebEx Communications, Inc. * (a)                                      4,049             145,359
WebMethods, Inc. *                                                    5,670              40,427
                                                                              -----------------
                                                                                      1,358,479

INVESTMENT COMPANIES - 0.45%
Apollo Investment Corp.                                               7,753             174,210
Ares Cap Corp.                                                        5,045              95,098
Capital Southwest Corp.                                                 299              38,667
Gladstone Capital Corp. (a)                                           1,758              43,036
Gladstone Investment Corp.                                            1,807              26,490
Harris & Harris Group, Inc. * (a)                                     2,268              33,476
MCG Capital Corp.                                                     5,399             105,496
MVC Capital, Inc. *                                                   1,979              26,855
NGP Capital Resources Company (a)                                     2,263              36,955
Technology Investment Capital Corp.                                   2,494              39,929
                                                                              -----------------
                                                                                        620,212

LEISURE TIME - 1.48%
Ambassadors International, Inc. (a)                                     762              30,823
Arctic Cat, Inc.                                                      1,444              23,913
Bally Technologies, Inc. * (a)                                        5,183             101,846
Blockbuster, Inc., Class A *                                         19,106             100,498
Bluegreen Corp. * (a)                                                 2,214              30,133
Callaway Golf Company                                                 7,547             111,469
Carmike Cinemas, Inc. (a)                                             1,369              26,983
Churchill Downs, Inc.                                                   923              36,902
Dover Downs Gaming & Entertainment, Inc.                              1,606              21,456
Gaylord Entertainment Company *                                       3,810             186,309
Isle of Capri Casinos, Inc. * (a)                                     1,536              42,424
K2, Inc. *                                                            4,615              62,395
Lakes Gaming, Inc. * (a)                                              2,473              23,493
Life Time Fitness, Inc. * (a)                                         2,909             143,443
Monarch Casino & Resort, Inc. *                                       1,110              26,152
Multimedia Games, Inc. * (a)                                          2,769              25,918
Parkervision, Inc. * (a)                                              2,328              23,676
Pinnacle Entertainment, Inc. *                                        4,520             146,945
Polaris Industries, Inc. (a)                                          3,914             176,208
Progressive Gaming International Corp. * (a)                          3,518              28,144
RC2 Corp. *                                                           2,021              86,640
Riviera Holdings Corp. *                                              1,210              27,285
Shuffle Master, Inc. * (a)                                            3,467             107,962
Six Flags, Inc. *                                                     6,635              35,895
Speedway Motorsports, Inc.                                            1,533              58,101
Steinway Musical Instruments, Inc. *                                    931              27,185
The Nautilus Group, Inc. (a)                                          3,131              48,656
Topps, Inc.                                                           4,268              37,473
Vail Resorts, Inc. * (a)                                              2,978             131,092
West Marine, Inc. * (a)                                               1,637              28,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
WMS Industries, Inc. * (a)                                            2,707   $          94,149
                                                                              -----------------
                                                                                      2,051,888

LIFE SCIENCES - 0.20%
American Ecology Corp.                                                1,552              32,437
Dawson Geophysical Company * (a)                                        921              33,423
Incyte Corp. * (a)                                                    8,881              46,536
Ionatron, Inc. * (a)                                                  3,129              12,172
Pharmanet Development Group, Inc. * (a)                               1,781              40,535
Senomyx, Inc. * (a)                                                   2,815              37,890
Symyx Technologies, Inc. *                                            3,374              73,756
                                                                              -----------------
                                                                                        276,749

LIQUOR - 0.09%
Boston Beer Company, Inc. *                                           1,078              38,873
Central European Distribution Corp. * (a)                             3,179              91,078
                                                                              -----------------
                                                                                        129,951

MANUFACTURING - 1.28%
Acuity Brands, Inc.                                                   4,359             229,588
American Railcar Industries, Inc.                                       908              29,120
AptarGroup, Inc.                                                      3,332             204,118
Barnes Group, Inc.                                                    3,896              81,621
Blout International, Inc. *                                           3,730              43,827
Coherent, Inc. *                                                      3,057              98,772
ESCO Technologies, Inc. *                                             2,509             111,149
Freightcar America, Inc. (a)                                            689              37,964
Gen Tek, Inc. *                                                       1,125              36,934
Goodman Global, Inc. *                                                2,292              36,695
Hexcel Corp. * (a)                                                    9,115             163,158
Input/Output, Inc. * (a)                                              7,020              76,167
Insteel Industries, Inc.                                              1,363              26,224
Kaydon Corp.                                                          2,787             111,341
Koppers Holdings, Inc. (a)                                            1,147              26,197
Lancaster Colony Corp.                                                2,409             102,961
Mine Safety Appliances Company (a)                                    3,053             110,244
Nordson Corp.                                                         2,906             140,331
Radyne Corp. *                                                        1,966              19,680
Raven Industries, Inc. (a)                                            1,707              47,642
Reddy Ice Holdings, Inc.                                              1,757              43,521
                                                                              -----------------
                                                                                      1,777,254

MEDICAL-HOSPITALS - 0.62%
Advanced Magnetics, Inc. *                                              801              44,632
AmSurg Corp. *                                                        2,910              59,742
Centene Corp. *                                                       4,312             112,371
Cepheid, Inc. * (a)                                                   5,235              49,418
DexCom, Inc. * (a)                                                    1,710              19,255
EV3, Inc. * (a)                                                       1,655              27,456
Hana Biosciences, Inc. * (a)                                          2,949              20,348
Hythiam, Inc. * (a)                                                   2,917              22,082
IRIS International, Inc. *                                            1,884              16,918
Medcath Corp. *                                                         810              20,963
MWI Veterinary Supply, Inc. *                                           559              19,190
Neurometrix, Inc. * (a)                                               1,210              22,083

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Northstar Neuroscience, Inc. *                                        1,252   $          15,112
Novavax, Inc. * (a)                                                   6,230              31,150
Psychiatric Solutions, Inc. *                                         5,165             187,954
RehabCare Group, Inc. *                                               1,797              22,516
Sunrise Senior Living, Inc. * (a)                                     4,197             133,884
Vital Images, Inc. *                                                  1,306              42,145
                                                                              -----------------
                                                                                        867,219

METAL & METAL PRODUCTS - 0.76%
A. M. Castle & Company                                                  985              26,122
Ampco-Pittsburgh Corp.                                                  776              26,919
Brush Engineered Materials, Inc. *                                    1,870              66,235
Dynamic Materials Corp. (a)                                           1,128              32,486
Gibraltar Industries, Inc.                                            2,484              54,424
L.B. Foster Company * (a)                                             1,353              30,916
Ladish Company, Inc. *                                                1,352              45,617
Matthews International Corp., Class A                                 3,229             129,644
Metal Management, Inc.                                                2,523              92,468
Mueller Industries, Inc.                                              3,499             119,316
Mueller Water Products, Inc. (a)                                      2,748              42,594
NN, Inc.                                                              2,248              25,695
Quanex Corp.                                                          3,690             136,936
RBC Bearings, Inc. *                                                  2,041              59,312
RTI International Metals, Inc. * (a)                                  2,238             169,305
                                                                              -----------------
                                                                                      1,057,989

MINING - 0.65%
Alpha Natural Resources, Inc. *                                       5,108              80,451
AMCOL International Corp. (a)                                         2,244              62,293
Cleveland-Cliffs, Inc. (a)                                            4,056             194,850
Coeur d'Alene Mines Corp. * (a)                                      26,953             146,894
Compass Minerals International, Inc.                                  3,099             102,577
Hecla Mining Company * (a)                                           11,942              83,236
Royal Gold, Inc. (a)                                                  1,855              59,100
Stillwater Mining Company * (a)                                       4,308              59,709
USEC, Inc. *                                                          8,580             106,907
                                                                              -----------------
                                                                                        896,017

MOBILE HOMES - 0.13%
Fleetwood Enterprises, Inc. * (a)                                     6,081              46,642
Skyline Corp.                                                           771              32,297
Winnebago Industries, Inc. (a)                                        3,095             107,706
                                                                              -----------------
                                                                                        186,645

NEWSPAPERS - 0.12%
Journal Register Company                                              4,810              37,422
Lee Enterprises, Inc.                                                 4,577             132,275
                                                                              -----------------
                                                                                        169,697

OFFICE FURNISHINGS & SUPPLIES - 0.59%
Acco Brands Corp. *                                                   4,445             112,858
Global Imaging Systems, Inc. *                                        5,064             107,914
Herman Miller, Inc.                                                   6,406             224,915
IKON Office Solutions, Inc.                                          10,692             172,890
Knoll, Inc.                                                           2,957              61,535

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES (CONTINUED)
United Stationers, Inc. *                                             2,949   $        136,775
                                                                              -----------------
                                                                                       816,887

PAPER - 0.47%
Bowater, Inc. (a)                                                     5,374            117,153
Buckeye Technologies, Inc. *                                          4,027             47,277
Chesapeake Corp.                                                      2,141             34,855
Mercer International, Inc. * (a)                                      3,052             36,014
Neenah Paper, Inc.                                                    1,526             52,128
P.H. Glatfelter Company                                               4,256             63,074
Potlatch Corp.                                                        3,740            155,921
Rock-Tenn Company, Class A                                            3,086             77,767
Wausau-Mosinee Paper Corp.                                            4,370             65,375
                                                                              -----------------
                                                                                       649,564

PETROLEUM SERVICES - 1.51%
Atwood Oceanics, Inc. *                                               2,553            126,552
Basic Energy Services, Inc. *                                         1,209             30,551
Bronco Drilling Company, Inc. *                                       1,377             26,604
Complete Production Services, Inc. *                                  2,507             55,179
Dril-Quip, Inc. *                                                     2,096             88,724
Grey Wolf, Inc. * (a)                                                19,112            135,313
Gulfmark Offshore, Inc. *                                             1,596             64,271
Hercules Offshore, Inc. *                                             1,960             66,777
Hornbeck Offshore Services, Inc. *                                    2,339             88,274
Lone Star Technologies, Inc. *                                        3,013            158,062
Metretek Technologies, Inc. * (a)                                     1,688             24,037
Newpark Resources, Inc. *                                             8,499             52,269
PetroHawk Energy Corp. *                                             13,457            174,537
Petroleum Development Corp. *                                         1,591             67,188
Pioneer Drilling Company *                                            3,959             57,326
Rentech, Inc. * (a)                                                  13,945             56,059
RPC, Inc. (a)                                                         2,034             45,765
Superior Well Services, Inc. * (a)                                    1,157             27,687
Universal Compression Holdings, Inc. *                                2,867            180,478
Veritas DGC, Inc. *                                                   3,459            270,390
Warrior Energy Service Corp. *                                        1,109             32,216
W-H Energy Services, Inc. *                                           2,884            137,711
World Fuel Services Corp.                                             2,723            132,066
                                                                              -----------------
                                                                                     2,098,036

PHARMACEUTICALS - 1.92%
Adolor Corp. *                                                        4,539             35,586
ADVENTRX Pharmaceuticals, Inc. * (a)                                  5,876             13,926
Akorn, Inc. * (a)                                                     4,808             25,290
Alexion Pharmaceuticals, Inc. * (a)                                   3,115            134,817
Alkermes, Inc. *                                                      9,491            144,073
American Oriental Bioengineering, Inc. * (a)                          4,554             47,589
Array BioPharma, Inc. *                                               3,947             52,021
Atherogenics, Inc. * (a)                                              3,734             46,078
Auxilium Pharmaceuticals, Inc. *                                      2,758             46,003
AVANIR Pharmaceuticals * (a)                                          3,276              9,337
AVI BioPharma, Inc. * (a)                                             5,376             19,515

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Bentley Pharmaceuticals, Inc. * (a)                                   2,017   $          18,536
Biocryst Pharmaceuticals, Inc. * (a)                                  2,308              26,380
Bradley Pharmaceuticals, Inc., Class A * (a)                          1,359              28,621
Connetics Corp. *                                                     3,310              57,462
Cubist Pharmaceuticals, Inc. *                                        5,336             108,641
Encysive Pharmaceuticals, Inc. * (a)                                  5,812              35,105
Idenix Pharmaceuticals, Inc. * (a)                                    2,431              22,851
Indevus Pharmaceuticals, Inc. * (a)                                   5,349              40,332
Isis Pharmaceuticals, Inc. *                                          7,466              76,228
Medicis Pharmaceutical Corp., Class A (a)                             5,306             195,685
Nastech Pharmaceutical Company, Inc. * (a)                            2,124              39,591
Noven Pharmaceuticals, Inc. *                                         2,304              54,628
NPS Pharmaceuticals, Inc. *                                           4,801              24,581
Nuvelo, Inc. *                                                        5,102              98,009
Onyx Pharmaceuticals, Inc. * (a)                                      4,107              71,873
OSI Pharmaceuticals, Inc. * (a)                                       5,546             203,427
Par Pharmaceutical Companies, Inc. *                                  3,327              65,608
Penwest Pharmaceuticals Company *                                     2,405              41,342
Peregrine Pharmaceuticals, Inc. * (a)                                18,361              22,768
Pharmion Corp. * (a)                                                  2,471              61,182
Pozen, Inc. * (a)                                                     2,549              41,880
Prestige Brands Holdings, Inc. *                                      3,582              42,912
Regeneron Pharmaceuticals, Inc. *                                     4,287              92,213
Renovis, Inc. * (a)                                                   2,098               6,714
Rigel Pharmaceuticals, Inc. * (a)                                     2,504              27,519
Salix Pharmaceuticals, Ltd. * (a)                                     4,676              65,698
Santarus, Inc. * (a)                                                  4,534              34,050
Sciele Pharma, Inc. * (a)                                             2,959              66,903
Supergen, Inc. * (a)                                                  5,461              25,940
United Therapeutics Corp. *                                           2,315             134,779
Valeant Pharmaceuticals International (a)                             9,063             152,168
ViroPharma, Inc. *                                                    6,794             104,696
                                                                              -----------------
                                                                                      2,662,557

PLASTICS - 0.12%
AEP Industries, Inc. *                                                  674              34,691
PW Eagle, Inc. (a)                                                    1,029              35,130
Spartech Corp.                                                        3,080              92,153
                                                                              -----------------
                                                                                        161,974

PUBLISHING - 0.54%
American Greetings Corp., Class A                                     5,179             123,312
Consolidated Graphics, Inc. *                                         1,109              64,876
Courier Corp.                                                         1,063              40,798
Media General, Inc., Class A                                          2,198              81,216
Playboy Enterprises, Inc., Class B * (a)                              2,328              27,028
PRIMEDIA, Inc. * (a)                                                 19,214              29,974
Readers Digest Association, Inc., Class A (a)                         9,526             159,560
Scholastic Corp. *                                                    3,486             116,154
Sun-Times Media Group, Inc.                                           6,874              33,476
Valassis Communications, Inc. *                                       4,712              72,848
                                                                              -----------------
                                                                                        749,242

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT - 0.26%
Genesee & Wyoming, Inc., Class A *                                    3,581   $          96,186
Greenbrier Company, Inc.                                              1,326              49,022
RailAmerica, Inc. *                                                   3,963              63,210
Wabtec Corp.                                                          4,692             154,132
                                                                              -----------------
                                                                                        362,550

REAL ESTATE - 7.03%
Acadia Realty Trust, REIT                                             3,176              82,512
Affordable Residential Communities, REIT *                            3,421              38,520
Agree Realty Corp., REIT                                              1,133              39,621
Alexander's, Inc., REIT * (a)                                           198              80,388
Alexandria Real Estate Equities, Inc., REIT                           2,527             260,483
American Campus Communities, Inc., REIT                               2,509              74,517
American Financial Realty Trust, REIT                                12,588             148,035
American Home Mortgage Investment Corp.,
   REIT (a)                                                           4,137             146,326
Anthracite Capital, Inc., REIT                                        5,737              72,688
Anworth Mortgage Asset Corp., REIT                                    4,874              46,011
Ashford Hospitality Trust, Inc., REIT                                 5,991              78,602
Avatar Holdings, Inc. * (a)                                             627              44,743
BioMed Realty Trust, Inc., REIT                                       6,307             190,471
California Coastal Communities, Inc., REIT *                          1,135              23,483
Capital Lease Funding, Inc., REIT                                     3,557              42,791
Capital Trust, Inc., REIT                                             1,042              46,452
Cedar Shopping Centers, Inc., REIT                                    3,676              67,050
CentraCore Properties Trust, REIT                                     1,352              43,426
Corporate Office Properties Trust, REIT                               3,142             156,189
Cousins Properties, Inc., REIT                                        3,627             131,769
Crescent Real Estate Equities Company, REIT (a)                       7,537             161,895
Deerfield Triarc Capital Corp., REIT                                  5,174              80,094
DiamondRock Hospitality Company, REIT                                 6,186             109,492
Digital Realty Trust, Inc., REIT                                      1,850              67,414
EastGroup Properties, Inc., REIT                                      2,349             131,661
Education Realty Trust, Inc., REIT (a)                                2,660              41,842
Entertainment Properties Trust, REIT                                  2,588             157,092
Equity Inns, Inc., REIT                                               5,450              88,726
Equity Lifestyle Properties, Inc., REIT                               1,910              99,263
Equity One, Inc., REIT                                                3,622              98,808
Extra Space Storage, Inc., REIT                                       5,635             103,797
FelCor Lodging Trust, Inc., REIT                                      5,882             129,463
Fieldstone Investment Corp., REIT                                     5,260              29,561
First Industrial Realty Trust, Inc., REIT (a)                         4,195             210,799
First Potomac Realty Trust, REIT                                      2,317              71,155
Franklin Street Properties Corp., REIT (a)                            5,715             119,558
Getty Realty Corp., REIT                                              1,809              56,169
Glimcher Realty Trust, REIT (a)                                       3,769             101,650
GMH Communities Trust, REIT                                           4,155              51,564
Gramercy Captial Corp., REIT                                          1,907              53,415
Healthcare Realty Trust, Inc., REIT                                   4,603             186,744
Hersha Hospitality Trust, REIT                                        4,052              46,760
Highland Hospitality Corp., REIT                                      5,688              80,656
Highwoods Properties, Inc., REIT                                      5,043             205,754
Home Properties, Inc., REIT                                           3,227             199,461

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
HomeBanc Corp., Georgia, REIT (a)                                     5,757   $          24,237
Impac Mortgage Holdings, Inc., REIT (a)                               7,618              74,733
Inland Real Estate Corp., REIT (a)                                    6,829             132,483
Innkeepers USA Trust, REIT                                            4,126              66,016
Jer Investors Trust, Inc., REIT                                       2,922              57,826
Kite Realty Group Trust, REIT                                         3,067              58,089
KKR Financial Corp., REIT                                             7,735             206,989
LaSalle Hotel Properties, REIT                                        3,751             165,419
Lexington Corporate Property Trust, REIT                              5,241             115,826
LTC Properties, Inc., REIT                                            2,467              68,139
Luminent Mortgage Capital, Inc., REIT                                 4,364              45,036
Maguire Properties, Inc., REIT                                        3,545             151,903
Medical Properties Trust, Inc., REIT                                  4,081              60,603
MFA Mortgage Investments, Inc., REIT                                  7,732              60,155
Mid-America Apartment Communities, Inc.,
   REIT                                                               2,270             136,200
MortgageIT Holdings, Inc., REIT (a)                                   3,117              45,196
National Health Investments, Inc., REIT                               2,337              78,289
National Retail Properties, Inc., REIT                                5,593             133,393
Nationwide Health Properties, Inc., REIT                              7,697             227,754
Newcastle Investment Corp., REIT                                      4,409             132,050
Newkirk Realty Trust, Inc., REIT                                      2,180              38,259
NorthStar Realty Finance Corp., REIT                                  4,548              72,177
Novastar Financial, Inc., REIT (a)                                    3,233              98,606
Omega Healthcare Investors, REIT                                      5,580              98,878
Parkway Properties, Inc., REIT (a)                                    1,406              72,943
Pennsylvania Real Estate
   Investment Trust, REIT                                             3,567             140,896
Post Properties, Inc., REIT                                           4,076             194,996
PS Business Parks, Inc., REIT                                         1,545             110,081
RAIT Investment Trust, REIT                                           2,707              90,224
Ramco-Gershenson Properties Trust, REIT (a)                           1,766              65,307
Realty Income Corp., REIT                                             8,497             233,328
Redwood Trust, Inc., REIT                                             1,885             107,841
Republic Property Trust, REIT                                         3,083              35,485
Saul Centers, Inc., REIT                                              1,134              63,719
Saxon Capital, Inc., REIT (a)                                         4,927              69,274
Senior Housing Properties Trust, REIT                                 6,092             133,293
Sovran Self Storage, Inc., REIT                                       1,725             100,912
Spirit Finance Corp., REIT                                            9,594             117,143
Strategic Hotel Cap, Inc., REIT                                       7,068             153,729
Sun Communities, Inc., REIT                                           1,931              64,746
Sunstone Hotel Investors, Inc., REIT                                  5,618             156,630
Tanger Factory Outlet Centers, Inc., REIT                             3,049             120,192
The Mills Corp., REIT (a)                                             5,185             109,196
Trammell Crow Company, REIT *                                         3,531             174,078
Trustreet Properties, Inc., REIT                                      6,800             114,444
Universal Health Realty Income Trust, REIT                            1,443              56,840
Urstadt Biddle Properties, Inc., REIT                                 2,572              48,945
U-Store-It Trust, REIT                                                4,598             100,604
Washington Real Estate Investment Trust,
   REIT (a)                                                           4,356             186,742

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Windrose Medical Properties Trust, REIT                               2,611   $          48,878
Winston Hotels, Inc., REIT                                            3,143              42,682
                                                                              -----------------
                                                                                      9,758,274

RETAIL - 0.05%
Books-A-Million, Inc. (a)                                             1,462              30,673
Core-Mark Holding Company, Inc. * (a)                                 1,050              34,093
                                                                              -----------------
                                                                                         64,766

RETAIL GROCERY - 0.40%
Ingles Markets, Inc.                                                  1,308              38,939
Nash-Finch Company (a)                                                1,376              36,395
Pathmark Stores, Inc. * (a)                                           5,502              62,117
Ruddick Corp.                                                         3,882             108,230
Smart & Final, Inc. *                                                 1,510              27,271
The Great Atlantic & Pacific Tea Company, Inc. * (a)                  1,952              51,338
United Natural Foods, Inc. *                                          4,045             143,355
Weis Markets, Inc. (a)                                                  978              39,531
Wild Oats Markets, Inc. * (a)                                         3,019              45,708
                                                                              -----------------
                                                                                        552,884

RETAIL TRADE - 3.97%
99 Cents Only Stores *                                                4,527              50,023
A.C. Moore Arts & Crafts, Inc. * (a)                                  1,630              34,735
Aaron Rents, Inc., Class B                                            4,351             116,259
Aeropostale, Inc. *                                                   5,299             160,242
Big 5 Sporting Goods Corp.                                            2,274              55,645
Big Lots, Inc. *                                                     10,949             244,272
Bon-Ton Stores, Inc. (a)                                                707              26,435
Borders Group, Inc.                                                   6,325             144,843
Build A Bear Workshop, Inc. * (a)                                     1,463              44,739
Building Materials Holding Corp. (a)                                  2,882              71,012
Cabela's, Inc. * (a)                                                  3,247              78,642
Cache, Inc. *                                                         1,511              37,110
Casey's General Stores, Inc.                                          4,814             119,820
Cash America International, Inc.                                      2,817             124,342
Casual Male Retail Group, Inc. * (a)                                  3,119              43,822
Cato Corp., Class A                                                   2,983              70,816
Charlotte Russe Holding, Inc. *                                       1,663              50,173
Charming Shoppes, Inc. *                                             11,961             161,832
Childrens Place Retail Stores, Inc. *                                 2,211             142,654
Christopher & Banks Corp.                                             3,620              68,020
Citi Trends, Inc. * (a)                                                 650              28,769
Conn's, Inc. * (a)                                                      844              18,028
Cost Plus, Inc. * (a)                                                 2,254              24,276
DSW, Inc., Class A * (a)                                              1,586              60,744
Finish Line, Inc.                                                     4,242              59,133
First Cash Financial Services, Inc. *                                 2,769              56,571
Fossil, Inc. * (a)                                                    4,317              90,743
Fred's, Inc., Class A                                                 3,892              45,887
FTD Group, Inc. *                                                     1,413              24,756
Gaiam, Inc., Class A * (a)                                            1,765              24,145
Genesco, Inc. *                                                       2,331              89,324

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Guitar Center, Inc. * (a)                                             2,869   $         126,006
Haverty Furniture Companies, Inc. (a)                                 2,408              33,568
Hibbett Sporting Goods, Inc. *                                        3,164              99,729
Hot Topic, Inc. * (a)                                                 4,273              57,045
J. Crew Group, Inc. * (a)                                             2,118              83,343
Jo Ann Stores, Inc. * (a)                                             2,342              46,208
Kenneth Cole Productions, Inc., Class A                               1,065              25,454
Longs Drug Stores Corp.                                               3,105             127,584
Marinemax, Inc. * (a)                                                 1,612              43,298
NBTY, Inc. *                                                          5,364             194,981
New York & Company, Inc. *                                            2,108              27,320
Pacific Sunwear of California, Inc. *                                 7,184             141,381
Pantry, Inc. *                                                        2,171             106,422
Payless ShoeSource, Inc. *                                            6,461             201,519
Pier 1 Imports, Inc.                                                  8,736              58,094
Regis Corp.                                                           4,335             166,074
Rent-A-Center, Inc. *                                                 6,763             184,900
Restoration Hardware, Inc. * (a)                                      3,247              27,729
Retail Ventures, Inc. * (a)                                           1,987              37,813
School Specialty, Inc. *                                              2,266              83,955
Shoe Carnival, Inc. *                                                   960              25,882
Sonic Automotive, Inc.                                                2,904              82,880
Spectrum Brands, Inc. * (a)                                           3,539              31,285
Stein Mart, Inc.                                                      2,712              42,578
Steven Madden, Ltd. *                                                 2,019              74,239
Systemax, Inc. * (a)                                                  1,043              14,091
Talbots, Inc. (a)                                                     2,125              52,955
The Buckle, Inc.                                                      1,017              47,789
The Dress Barn, Inc. *                                                4,576             110,831
The Men's Wearhouse, Inc.                                             4,624             177,099
The Wet Seal, Inc., Class A * (a)                                     6,723              48,809
The Yankee Candle, Inc.                                               4,021             136,955
Tuesday Morning Corp. (a)                                             3,152              55,475
Tween Brands, Inc. *                                                  3,314             138,923
ValueVision Media, Inc., Class A *                                    3,194              42,225
Zale Corp. *                                                          4,698             144,557
Zumiez, Inc. * (a)                                                    1,398              42,933
                                                                              -----------------
                                                                                      5,509,741

SANITARY SERVICES - 0.24%
Casella Waste Systems, Inc., Class A *                                2,343              25,562
Darling International, Inc. *                                         8,756              39,927
Insituform Technologies, Inc., Class A *                              2,751              70,756
Synagro Technologies, Inc. (a)                                        6,455              29,241
Waste Connections, Inc. *                                             4,244             171,246
                                                                              -----------------
                                                                                        336,732

SEMICONDUCTORS - 2.79%
Actel Corp. *                                                         2,677              49,953
Advanced Analogic Technologies, Inc. *                                4,280              23,711
Advanced Energy Industries, Inc. *                                    3,597              61,976
American Superconductor Corp. * (a)                                   3,323              34,925
Amis Holdings, Inc. *                                                 4,574              49,399

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Amkor Technology, Inc. * (a)                                         10,342   $         105,695
Applied Micro Circuits Corp. *                                       28,992             101,472
Asyst Technologies, Inc. *                                            5,218              34,387
ATMI, Inc. *                                                          3,707             120,515
Axcelis Technologies, Inc. *                                          9,586              61,255
Brooks Automation, Inc. *                                             7,382             103,127
Cirrus Logic, Inc. *                                                  8,826              61,517
Conexant Systems, Inc. * (a)                                         45,275              98,700
Credence Systems Corp. *                                             10,004              38,415
Cymer, Inc. *                                                         3,771             178,180
Diodes, Inc. *                                                        1,961              81,048
DSP Group, Inc. *                                                     2,944              63,561
Emcore Corp. * (a)                                                    3,959              23,754
Emulex Corp. *                                                        8,202             171,176
Entegris, Inc. *                                                     12,983             138,399
Exar Corp. *                                                          3,103              42,108
FormFactor, Inc. *                                                    4,329             161,731
Genesis Microchip, Inc. * (a)                                         3,339              33,390
Hittite Microwave Corp. *                                             1,245              48,642
Ikanos Communications, Inc. * (a)                                     2,101              18,930
International Displayworks, Inc. * (a)                                4,761              29,947
IXYS Corp. *                                                          2,873              27,552
Kopin Corp. * (a)                                                     6,967              25,221
Kulicke & Soffa Industries, Inc. * (a)                                5,837              47,805
Lattice Semiconductor Corp. *                                        11,403              77,426
LTX Corp. *                                                           5,898              30,729
Mattson Technology, Inc. *                                            5,476              52,077
Micrel, Inc. *                                                        6,870              79,348
Microsemi Corp. *                                                     6,914             142,774
Microtune, Inc. * (a)                                                 5,231              24,010
MIPS Technologies, Inc., Class A *                                    4,396              37,586
MKS Instruments, Inc. *                                               3,425              71,274
Netlogic Microsystems, Inc. * (a)                                     1,512              32,251
OmniVision Technologies, Inc. * (a)                                   5,290              86,174
ON Semiconductor Corp. * (a)                                         14,979              96,465
Pericom Semiconductor Corp. *                                         3,127              36,054
Photronics, Inc. *                                                    3,933              62,023
PLX Technology, Inc. * (a)                                            2,527              34,190
Power Integrations, Inc. *                                               44               1,226
Rudolph Technologies, Inc. *                                          2,353              37,719
Semitool, Inc. * (a)                                                  2,384              32,732
Semtech Corp. *                                                       7,157              93,900
Silicon Image, Inc. *                                                 7,724              97,091
Skyworks Solutions, Inc. *                                           15,753             114,367
Tessera Technologies, Inc. * (a)                                      4,528             171,475
TranSwitch Corp. * (a)                                               13,020              20,962
Triquint Semiconductor, Inc. *                                       13,253              66,795
Ultratech, Inc. *                                                     2,580              33,617
Varian Semiconductor Equipment Associates, Inc. *                     5,392             214,224
Veeco Instruments, Inc. *                                             3,057              57,410

SMALL CAP INDEX FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Volterra Semiconductor Corp. * (a)                                    1,890   $          32,036
                                                                              -----------------
                                                                                      3,872,426

SOFTWARE - 3.29%
Actuate Corp. *                                                       5,955              32,217
Advent Software, Inc. *                                               1,968              71,950
Allscripts Healthcare Solution, Inc. * (a)                            4,528             126,422
Altiris, Inc. *                                                       2,254              55,877
American Reprographics Company *                                      2,617              81,807
ANSYS, Inc. *                                                         3,122             146,578
Aspen Technology, Inc. * (a)                                          5,285              51,529
Avid Technology, Inc. * (a)                                           4,112             160,286
Blackbaud, Inc.                                                       4,315             111,284
Blackboard, Inc. * (a)                                                2,776              79,116
Borland Software Corp. *                                              8,172              43,230
Bottomline Technologies, Inc. *                                       2,100              21,987
CIBER, Inc. *                                                         5,402              37,490
Concur Technologies, Inc. * (a)                                       3,103              47,600
Convera Corp. * (a)                                                   2,935              13,736
Covansys Corp. *                                                      3,200              72,896
Dendrite International, Inc. *                                        3,623              38,042
Eclipsys Corp. *                                                      4,490              95,053
Emageon, Inc. * (a)                                                   2,104              33,706
Epicor Software Corp. *                                               5,538              73,655
EPIQ Systems, Inc. * (a)                                              1,688              26,367
Equinix, Inc. * (a)                                                   2,782             212,322
Hyperion Solutions Corp. *                                            5,764             211,885
i2 Technologies, Inc. * (a)                                           1,492              28,825
InfoUSA, Inc.                                                         3,328              40,402
Intermediate Telephone, Inc.                                          2,060              45,917
iPass, Inc. * (a)                                                     6,304              35,113
JDA Software Group, Inc. *                                            3,079              44,030
Keane, Inc. * (a)                                                     4,329              53,680
Lawson Software, Inc. *                                              12,298              91,497
Macrovision Corp. *                                                   5,065             140,047
Magma Design Automation, Inc. *                                       3,696              33,116
Manhattan Associates, Inc. *                                          2,638              76,502
Mantech International Corp. *                                         1,838              66,683
MapInfo Corp. *                                                       2,286              30,289
McDATA Corp., Class A *                                              15,357              96,288
MicroStrategy, Inc., Class A * (a)                                      992             117,522
Midway Games, Inc. * (a)                                              3,423              26,494
Monolithic Power Systems, Inc. * (a)                                  2,308              24,580
Neoware Systems, Inc. * (a)                                           1,973              22,038
Nuance Communications, Inc. * (a)                                    12,327             126,352
Omnicell, Inc. *                                                      2,645              49,726
Open Solutions, Inc. *                                                1,963              73,122
Opnet Technologies, Inc. *                                            1,513              24,405
Opsware, Inc. * (a)                                                   7,774              68,100
Packeteer, Inc. *                                                     3,357              39,848
PDF Solutions, Inc. * (a)                                             2,158              31,744
Progress Software Corp. *                                             4,093             110,961


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Quality Systems, Inc. *                                               1,565   $          59,799
Secure Computing Corp. * (a)                                          4,357              28,277
Smith Micro Software, Inc. * (a)                                      2,032              32,512
SPSS, Inc. *                                                          1,865              52,612
Sybase, Inc. *                                                        8,767             209,882
Take-Two Interactive Software, Inc. * (a)                             7,000             121,520
Taleo Corp. *                                                         1,432              18,587
THQ, Inc. *                                                           6,206             202,005
Tradestation Group, Inc. *                                            2,494              36,387
Transaction Systems Architects, Inc., Class A *                       3,547             119,995
TriZetto Group, Inc. *                                                4,355              75,298
Ultimate Software Group, Inc. *                                       2,483              59,865
VA Software Corp. * (a)                                               6,269              28,587
Verint Systems, Inc. *                                                1,271              43,367
Websense, Inc. *                                                      4,710             120,340
                                                                              -----------------
                                                                                      4,551,349

STEEL - 0.89%
AK Steel Holding Corp. *                                             10,725             176,855
Chaparral Steel Company                                               4,484             208,506
NS Group, Inc. *                                                      2,124             140,503
Olympic Steel, Inc. (a)                                                 854              22,153
Oregon Steel Mills, Inc. *                                            3,473             218,591
Ryerson, Inc. (a)                                                     2,444              54,403
Schnitzer Steel Industries, Inc.                                      2,264              92,416
Steel Technologies, Inc.                                              1,214              20,941
Texas Industries, Inc. (a)                                            2,265             154,586
Wheeling-Pittsburgh Corp. *                                           1,113              19,567
Worthington Industries, Inc. (a)                                      7,063             130,666
                                                                              -----------------
                                                                                      1,239,187

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.64%
ADTRAN, Inc.                                                          6,276             136,754
Aeroflex, Inc. *                                                      7,488              90,305
Alaska Communications Systems Group, Inc. (a)                         4,244              64,042
Andrew Corp. *                                                       15,521             154,744
Arris Group, Inc. *                                                  10,433             124,466
At Road, Inc. * (a)                                                   6,180              40,294
Atheros Communications, Inc. * (a)                                    5,077             115,451
Broadwing Corp. * (a)                                                 7,217             109,193
Carrier Access Corp. *                                                2,267              14,169
Commonwealth Telephone Enterprises, Inc.                              2,302              95,924
Commscope, Inc. *                                                     5,629             169,827
Comtech Telecommunications Corp. *                                    2,174              77,220
Consolidated Communications Holdings, Inc.                            2,487              46,059
CT Communications, Inc. (a)                                           1,981              40,373
Ditech Networks, Inc. *                                               3,269              22,883
Essex Corp. *                                                         1,917              45,644
Fairpoint Communications, Inc.                                        2,816              52,012
FiberTower Corp. * (a)                                               11,582              63,006
Finisar Corp. * (a)                                                  22,530              86,290
General Communication, Inc. *                                         5,588              85,273
Golden Telecom, Inc.                                                  2,104              85,401

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Harmonic, Inc. *                                                      7,129   $          56,676
InterDigital Communication Corp. * (a)                                5,037             160,932
Iowa Telecommunications Services, Inc.                                3,311              61,717
J2 Global Communications, Inc. * (a)                                  4,825             134,762
Loral Space & Communications, Inc. * (a)                              1,167              35,862
Mastec, Inc. * (a)                                                    3,828              43,180
MRV Communications, Inc. * (a)                                       12,120              45,208
Newport Corp. *                                                       4,082              88,702
NTELOS Holdings Corp. *                                               1,582              24,869
Oplink Communications, Inc. * (a)                                     1,629              32,499
Plantronics, Inc. (a)                                                 4,631              97,251
Polycom, Inc. *                                                       8,214             236,892
Powerwave Technologies, Inc. * (a)                                   11,006              70,548
Premiere Global Services, Inc. *                                      7,350              59,902
RCN Corp. *                                                           2,916              87,655
SAVVIS, Inc. * (a)                                                    3,228              97,776
Shenandoah Telecommunications Company                                   838              40,123
Sirenza Microdevices, Inc. * (a)                                      2,482              22,065
Sonus Networks, Inc. * (a)                                           24,560             154,237
Stratex Networks, Inc. * (a)                                          9,281              39,723
SureWest Communications (a)                                           1,601              39,641
Symmetricom, Inc. *                                                   5,011              43,946
Tekelec, Inc. * (a)                                                   5,755              92,655
UTStarcom, Inc. * (a)                                                11,820             104,962
Viasat, Inc. *                                                        2,123              56,535
Vonage Holdings Corp. * (a)                                           2,941              19,117
                                                                              -----------------
                                                                                      3,666,765

TELEPHONE - 0.21%
Cbeyond Communications, Inc. * (a)                                    1,621              53,266
Cincinnati Bell, Inc. *                                              24,308             109,872
IDT Corp. * (a)                                                       5,292              68,585
North Pittsburgh Systems, Inc. (a)                                    1,625              39,406
TALK America Holdings, Inc. * (a)                                     3,108              24,802
                                                                              -----------------
                                                                                        295,931

TIRES & RUBBER - 0.12%
Bandag, Inc. (a)                                                      1,181              52,177
Cooper Tire & Rubber Company (a)                                      5,844              77,316
Myers Indiana, Inc.                                                   2,634              42,565
                                                                              -----------------
                                                                                        172,058

TOBACCO - 0.21%
Alliance One International, Inc. *                                   10,028              64,982
Schweitzer Mauduit International, Inc.                                1,661              41,176
Universal Corp.                                                       2,532             117,915
Vector Group, Ltd. (a)                                                3,982              71,079
                                                                              -----------------
                                                                                        295,152

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Jakks Pacific, Inc. * (a)                                             2,885              63,037
Marvel Entertainment, Inc. * (a)                                      4,617             129,738
Russ Berrie & Company, Inc. *                                         1,465              23,513
                                                                              -----------------
                                                                                        216,288

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 0.51%
American Commercial Lines, Inc. *                                     3,004   $         208,297
Atlas Air Worldwide Holdings, Inc. * (a)                              1,955              82,814
Bristow Group, Inc. * (a)                                             2,271              80,780
Dynamex, Inc. * (a)                                                   1,584              36,511
Horizon Lines, Inc.                                                   1,563              42,983
Marten Transport, Ltd. *                                              1,625              29,754
Pacer International, Inc.                                             3,684             110,336
PHI, Inc. *                                                           1,369              46,354
Saia, Inc. *                                                          1,517              37,606
U. S. Xpress Enterprises, Inc., Class A *                             1,040              18,127
USA Truck, Inc. *                                                     1,058              20,388
                                                                              -----------------
                                                                                        713,950

TRAVEL SERVICES - 0.04%
Ambassadors Group, Inc.                                               2,178              61,681

TRUCKING & FREIGHT - 0.81%
Arkansas Best Corp.                                                   2,533              96,001
Celadon Group, Inc. *                                                 2,306              42,707
EGL, Inc. *                                                           3,119              99,621
Forward Air Corp.                                                     3,160             105,228
Heartland Express, Inc.                                               6,106              94,215
Hub Group, Inc., Class A *                                            3,889             110,992
ID Systems, Inc. * (a)                                                1,234              26,802
Knight Transportation, Inc. (a)                                       5,710             100,610
Navistar International Corp. *                                        5,871             187,813
Old Dominion Freight Lines, Inc. *                                    2,858              76,623
Trico Marine Services, Inc. *                                         1,279              46,492
Wabash National Corp. (a)                                             3,078              45,247
Werner Enterprises, Inc. (a)                                          4,989              93,045
                                                                              -----------------
                                                                                      1,125,396

UTILITY SERVICE - 0.04%
SJW Corp. (a)                                                         1,619              56,778
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $ 120,614,106)                                      $     132,063,510
                                                                              -----------------

SHORT TERM INVESTMENTS - 30.26%
Federal Home Loan Bank Discount Notes
   zero coupon due 12/20/2006                             $       1,000,000   $         997,266
Federal Home Loan Mortgage Discount Notes
   zero coupon due 12/28/2006                                     1,000,000             996,175
Federal National Mortgage Association Discount Notes
   zero coupon due 12/11/2006                                     1,500,000           1,497,867
Federal National Mortgage Association Discount Notes
   zero coupon due 01/19/2007                                     1,000,000             992,990
State Street Navigator Securities Lending Prime
   Portfolio (c)                                                 35,725,291          35,725,291
U.S. Treasury Bills
   zero coupon due 01/18/2007 ****                                  500,000             496,700
UBS Finance (Delaware) LLC
   5.30% due 12/01/2006                                           1,290,000           1,290,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $41,996,289)                                                         $      41,996,289
                                                                              -----------------

TOTAL INVESTMENTS (SMALL CAP INDEX FUND)
   (COST $162,610,395) - 125.41%                                              $     174,059,799
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.41)%                                    (35,264,711)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     138,795,088
                                                                              =================

SMALL CAP OPPORTUNITIES FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.10%

ALUMINUM - 1.25%
Century Aluminum Company * (a)                                       79,008   $       3,369,691

APPAREL & TEXTILES - 1.46%
Interface, Inc., Class A *                                          108,900           1,618,254
Wolverine World Wide, Inc. (a)                                       79,714           2,316,489
                                                                              -----------------
                                                                                      3,934,743

AUTO PARTS - 2.88%
BorgWarner, Inc.                                                     57,510           3,324,078
Commercial Vehicle Group, Inc. *                                    121,712           2,848,061
Noble International, Ltd. (a)                                        84,702           1,605,103
                                                                              -----------------
                                                                                      7,777,242

AUTO SERVICES - 0.54%
Spartan Motors, Inc.                                                 65,271           1,458,154

AUTOMOBILES - 1.43%
Rush Enterprises, Inc., Class A *                                    19,628             356,837
United Auto Group, Inc. (a)                                         149,414           3,506,747
                                                                              -----------------
                                                                                      3,863,584

BANKING - 4.92%
Bank of the Ozarks, Inc. (a)                                         49,045           1,606,224
Capitol Bancorp, Ltd.                                                37,000           1,657,600
First Midwest BanCorp, Inc., Illinois                                33,000           1,229,250
IBERIABANK Corp.                                                     31,500           1,796,445
Mercantile Bank Corp.                                                30,000           1,147,200
Sterling Financial Corp., Spokane                                    45,200           1,516,460
SVB Financial Group * (a)                                            29,900           1,419,652
UCBH Holdings, Inc. (a)                                              91,300           1,539,318
Wintrust Financial Corp.                                             29,300           1,395,266
                                                                              -----------------
                                                                                     13,307,415

BIOTECHNOLOGY - 0.53%
Techne Corp. *                                                       26,900           1,446,413

BUILDING MATERIALS & CONSTRUCTION - 1.03%
Builders FirstSource, Inc. * (a)                                    110,249           1,834,543
Eagle Materials, Inc.                                                22,240             956,320
                                                                              -----------------
                                                                                      2,790,863

BUSINESS SERVICES - 0.84%
SRA International, Inc., Class A * (a)                               77,700           2,267,286

COMPUTERS & BUSINESS EQUIPMENT - 4.03%
CACI International, Inc., Class A *                                  47,392           2,835,937
Digi International, Inc. *                                          181,202           2,408,175
Komag, Inc. * (a)                                                    58,400           2,305,632
Sonic Solutions * (a)                                               211,805           3,335,929
                                                                              -----------------
                                                                                     10,885,673

CONSTRUCTION & MINING EQUIPMENT - 1.21%
Pason Systems, Inc.                                                 245,672           3,271,752

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 0.28%
Universal Forest Products, Inc. (a)                                  16,218   $         756,407

CRUDE PETROLEUM & NATURAL GAS - 0.81%
Cimarex Energy Company                                               29,100           1,094,451
Unit Corp. *                                                         21,731           1,108,933
                                                                              -----------------
                                                                                      2,203,384

DOMESTIC OIL - 1.69%
Brigham Exploration Company * (a)                                   130,157           1,120,652
Oil States International, Inc. *                                     98,876           3,441,873
                                                                              -----------------
                                                                                      4,562,525

DRUGS & HEALTH CARE - 1.39%
Qiagen NV * (a)                                                     131,900           1,924,421
West Pharmaceutical Services, Inc.                                   37,300           1,831,430
                                                                              -----------------
                                                                                      3,755,851

ELECTRICAL EQUIPMENT - 3.62%
AMETEK, Inc.                                                        148,943           4,857,015
FLIR Systems, Inc. * (a)                                             98,700           3,179,127
General Cable Corp. *                                                40,800           1,734,000
                                                                              -----------------
                                                                                      9,770,142

ELECTRICAL UTILITIES - 0.41%
Allete, Inc.                                                         24,041           1,121,032

ELECTRONICS - 0.52%
TTM Technologies, Inc. *                                            112,132           1,413,984

ENERGY - 2.63%
New Jersey Resources Corp.                                           28,445           1,472,029
Southwestern Energy Company *                                       134,046           5,647,358
                                                                              -----------------
                                                                                      7,119,387

FINANCIAL SERVICES - 2.36%
Affiliated Managers Group, Inc. * (a)                                49,320           5,036,065
Harbor Florida Bancshares, Inc.                                      31,100           1,355,027
                                                                              -----------------
                                                                                      6,391,092

FOOD & BEVERAGES - 0.60%
Flowers Foods, Inc.                                                  60,500           1,611,720

GAS & PIPELINE UTILITIES - 0.42%
Atlas Pipeline Partners, LP (a)                                      23,700           1,134,282

HEALTHCARE PRODUCTS - 2.29%
American Medical Systems Holdings, Inc. * (a)                        82,600           1,421,546
Orthofix International NV *                                          24,734           1,075,682
Polymedica Corp. (a)                                                 59,216           2,343,177
Respironics, Inc. *                                                  37,176           1,340,566
                                                                              -----------------
                                                                                      6,180,971

HOMEBUILDERS - 3.23%
Beazer Homes USA, Inc. (a)                                           23,200           1,059,312
Meritage Homes Corp. * (a)                                           66,300           3,219,528
Ryland Group, Inc. (a)                                               84,112           4,436,908
                                                                              -----------------
                                                                                      8,715,748

HOUSEHOLD APPLIANCES - 1.25%
Drew Industries, Inc. * (a)                                         121,444           3,368,857

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 1.10%
Tempur-Pedic International, Inc. * (a)                              141,248   $       2,977,508

INDUSTRIAL MACHINERY - 4.66%
Actuant Corp., Class A (a)                                           53,957           2,916,915
Ceradyne, Inc. * (a)                                                102,312           5,404,120
FMC Technologies, Inc. *                                             17,383           1,043,154
Middleby Corp. *                                                     16,056           1,629,684
Rush Enterprises, Inc., Class B *                                    94,165           1,590,447
                                                                              -----------------
                                                                                     12,584,320

INSURANCE - 2.92%
Aspen Insurance Holdings, Ltd.                                       86,610           2,334,140
Assured Guaranty, Ltd.                                               55,953           1,446,385
Hub International, Ltd.                                              55,723           1,700,109
Max Re Capital, Ltd.                                                 46,900           1,125,600
Triad Guaranty, Inc. * (a)                                           23,643           1,271,993
                                                                              -----------------
                                                                                      7,878,227

INTERNET SERVICE PROVIDER - 1.93%
NETGEAR, Inc. * (a)                                                 150,348           3,909,048
Tom Online, Inc., ADR * (a)                                          90,200           1,295,272
                                                                              -----------------
                                                                                      5,204,320

INTERNET SOFTWARE - 0.87%
DealerTrack Holdings, Inc. *                                         86,100           2,353,113

LEISURE TIME - 1.35%
Penn National Gaming, Inc. *                                         98,749           3,650,750

MANUFACTURING - 1.85%
Carlisle Companies, Inc.                                             45,155           3,697,743
Raven Industries, Inc. (a)                                           46,826           1,306,914
                                                                              -----------------
                                                                                      5,004,657

MEDICAL-HOSPITALS - 0.49%
VCA Antech, Inc. *                                                   40,868           1,317,584

METAL & METAL PRODUCTS - 1.75%
Quanex Corp. (a)                                                     41,450           1,538,210
Reliance Steel & Aluminum Company                                    83,184           3,201,752
                                                                              -----------------
                                                                                      4,739,962

MINING - 1.68%
AMCOL International Corp. (a)                                       163,610           4,541,814

MOBILE HOMES - 1.01%
Thor Industries, Inc. (a)                                            60,078           2,719,130

PETROLEUM SERVICES - 2.37%
Core Laboratories N.V. *                                             31,666           2,801,174
TETRA Technologies, Inc. *                                          139,860           3,613,983
                                                                              -----------------
                                                                                      6,415,157

REAL ESTATE - 19.95%
Alesco Financial, Inc., REIT                                         86,400             872,640
American Home Mortgage Investment Corp., REIT (a)                   159,843           5,653,647
Anthracite Capital, Inc., REIT                                       96,756           1,225,899
Ashford Hospitality Trust, Inc., REIT                               292,089           3,832,208
BioMed Realty Trust, Inc., REIT                                      43,400           1,310,680
Corporate Office Properties Trust, REIT                              61,047           3,034,646

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity One, Inc., REIT (a)                                           99,873   $       2,724,535
FBR Capital Markets Corp., REIT *                                    89,200           1,579,732
First Potomac Realty Trust, REIT                                     58,800           1,805,748
Gramercy Captial Corp., REIT                                         76,604           2,145,678
HomeBanc Corp., Georgia, REIT (a)                                   204,600             861,366
Jer Investors Trust, Inc., REIT                                     167,548           3,315,775
KKR Financial Corp., REIT                                           145,537           3,894,570
LaSalle Hotel Properties, REIT                                       81,780           3,606,498
Luminent Mortgage Capital, Inc., REIT                               243,611           2,514,065
New Century Financial Corp., REIT (a)                                58,602           2,113,188
Newcastle Investment Corp., REIT                                    164,765           4,934,712
RAIT Investment Trust, REIT (a)                                     114,143           3,804,386
Redwood Trust, Inc., REIT                                            56,846           3,252,160
Taberna Realty Finance Trust, REIT                                   84,400           1,439,020
                                                                              -----------------
                                                                                     53,921,153

RETAIL GROCERY - 1.26%
Ruddick Corp. (a)                                                    50,671           1,412,707
United Natural Foods, Inc. * (a)                                     55,945           1,982,691
                                                                              -----------------
                                                                                      3,395,398

RETAIL TRADE - 2.54%
Cabela's, Inc. * (a)                                                 92,040           2,229,209
Cash America International, Inc.                                     31,300           1,381,582
First Cash Financial Services, Inc. *                                88,472           1,807,483
Tractor Supply Company *                                             30,600           1,456,560
                                                                              -----------------
                                                                                      6,874,834

SEMICONDUCTORS - 1.79%
Diodes, Inc. *                                                      113,196           4,678,391
Silicon Motion Technology Corp. *                                     9,100             149,149
                                                                              -----------------
                                                                                      4,827,540

SOFTWARE - 0.61%
Websense, Inc. *                                                     64,034           1,636,069

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.41%
DataPath, Inc. *                                                    105,900           1,059,000
J2 Global Communications, Inc. * (a)                                 98,300           2,745,519
                                                                              -----------------
                                                                                      3,804,519

TRUCKING & FREIGHT - 3.94%
Landstar Systems, Inc.                                               62,868           2,831,575
Old Dominion Freight Lines, Inc. *                                  115,487           3,096,206
Oshkosh Truck Corp.                                                  98,234           4,716,214
                                                                              -----------------
                                                                                     10,643,995
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $ 220,187,764)                                      $     256,968,248
                                                                              -----------------

SHORT TERM INVESTMENTS - 25.66%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      69,350,496   $      69,350,496
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $69,350,496)                                                         $      69,350,496
                                                                              -----------------

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 4.65%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at 3.95% to be
   repurchased at $12,565,379 on 12/01/2006,
   collateralized by $ 13,015,000 Federal National
   Mortgage Association, 5.70% due 03/27/2023 (valued
   at $12,819,775, including interest) (c)                $      12,564,000   $      12,564,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 12,564,000)                                                        $      12,564,000
                                                                              -----------------
TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES FUND)
   (COST $302,102,260) - 125.41%                                              $     338,882,744
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.41)%                                    (68,670,602)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     270,212,142
                                                                              =================

SMALL COMPANY FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 99.66%

AEROSPACE - 0.69%
Teledyne Technologies, Inc. *                                        17,653   $         709,651

AGRICULTURE - 0.25%
Delta & Pine Land Company                                             6,356             257,736

AIR TRAVEL - 0.38%
Frontier Airlines Holdings, Inc. * (a)                                6,954              57,023
Mesa Air Group, Inc. * (a)                                            5,537              45,237
SkyWest, Inc. (a)                                                    11,423             288,317
                                                                              -----------------
                                                                                        390,577

APPAREL & TEXTILES - 3.41%
Brown Shoe, Inc.                                                     15,609             740,491
Deckers Outdoor Corp. * (a)                                             382              21,315
Kellwood Company (a)                                                 20,721             647,531
Maidenform Brands, Inc. *                                            14,955             285,940
Mothers Work, Inc. * (a)                                              9,176             376,399
Perry Ellis International, Inc. *                                     2,624              99,581
The Gymboree Corp. *                                                 34,002           1,353,280
                                                                              -----------------
                                                                                      3,524,537

AUTO PARTS - 1.16%
Accuride Corp. *                                                     12,999             146,369
ArvinMeritor, Inc. (a)                                               60,535           1,047,861
                                                                              -----------------
                                                                                      1,194,230

AUTOMOBILES - 1.23%
Group 1 Automotive, Inc. (a)                                         24,879           1,268,580

BANKING - 5.97%
BancFirst Corp.                                                       3,629             193,317
Bank of Hawaii Corp.                                                 18,859             973,690
BankUnited Financial Corp., Class A (a)                               3,468              88,434
Center Financial Corp. (a)                                            4,386              98,378
City Bank, Lynnwood, WA                                               1,115              59,630

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
City National Corp.                                                   9,200   $         623,944
Commerce Bancshares, Inc. (a)                                         7,031             341,641
Community Trust Bancorp, Inc.                                           488              19,720
Corus Bankshares, Inc. (a)                                           49,301           1,104,835
Cullen Frost Bankers, Inc.                                            4,698             256,041
Downey Financial Corp. (a)                                            4,925             358,540
Financial Institutions, Inc.                                          3,348              78,142
First Citizens Bancshares, Inc.                                         933             186,180
First Regional Bancorp *                                              2,652              89,266
FirstFed Financial Corp. * (a)                                       15,894           1,033,428
Integra Bank Corp.                                                      722              20,108
Intervest Bancshares Corp. *                                          4,437             154,763
ITLA Capital Corp.                                                      349              18,504
Pacific Capital Bancorp                                               7,115             231,878
Preferred Bank, Los Angeles, CA                                         751              42,785
Trustmark Corp.                                                       2,960              96,555
Whitney Holding Corp.                                                 2,966              95,594
                                                                              -----------------
                                                                                      6,165,373
BIOTECHNOLOGY - 0.03%
Cephalon, Inc. * (a)                                                    352              26,351

BROADCASTING - 0.06%
Sinclair Broadcast Group, Inc., Class A (a)                           6,690              66,566

BUILDING MATERIALS & CONSTRUCTION - 2.01%
BlueLinx Holdings, Inc. (a)                                          14,647             158,334
Chicago Bridge & Iron Company NV                                     20,149             583,918
EMCOR Group, Inc. * (a)                                              21,971           1,311,010
Foster Wheeler, Ltd. *                                                  492              26,568
                                                                              -----------------
                                                                                      2,079,830

BUSINESS SERVICES - 5.96%
Acxiom Corp.                                                         45,442           1,132,415
Arbinet-Thexchange, Inc. *                                            3,034              17,992
COMSYS IT Partners, Inc. *                                              261               4,805
Convergys Corp. *                                                    33,041             796,949
CSG Systems International, Inc. *                                    10,121             280,655
Dun & Bradstreet Corp. *                                                561              46,125
John H. Harland Company (a)                                          26,234           1,124,914
Rewards Network, Inc. * (a)                                          30,204             169,142
Standard Parking Corp. * (a)                                          2,989             113,044
SYNNEX Corp. *                                                        3,934              89,341
Viad Corp.                                                            7,547             296,673
Volt Information Sciences, Inc. * (a)                                27,252           1,271,578
Watson Wyatt Worldwide, Inc., Class A                                17,323             803,787
                                                                              -----------------
                                                                                      6,147,420

CABLE AND TELEVISION - 0.25%
LodgeNet Entertainment Corp. *                                       10,689             252,795

CELLULAR COMMUNICATIONS - 0.54%
Tessco Technologies, Inc. *                                          10,347             222,254
USA Mobility, Inc. (a)                                               13,569             330,269
                                                                              -----------------
                                                                                        552,523

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CHEMICALS - 3.65%
Celanese Corp., Series A                                             43,643   $         960,146
Georgia Gulf Corp.                                                   13,347             271,878
OM Group, Inc. *                                                     27,727           1,304,555
Pioneer Companies, Inc. * (a)                                         6,901             186,396
Sensient Technologies Corp.                                          11,915             283,935
Westlake Chemical Corp.                                              23,196             759,669
                                                                              -----------------
                                                                                      3,766,579

COAL - 0.33%
Massey Energy Company                                                12,330             339,322

COMMERCIAL SERVICES - 0.26%
Vertrue, Inc. * (a)                                                   7,043             269,817

COMPUTERS & BUSINESS EQUIPMENT - 2.20%
Agilysys, Inc.                                                       11,108             170,175
Brocade Communications Systems, Inc. *                               41,818             386,816
Cray, Inc. * (a)                                                     13,388             152,088
Hurco Companies, Inc.                                                    31                 798
Plexus Corp. *                                                        9,263             223,701
Sykes Enterprises, Inc. *                                            15,850             273,096
Tech Data Corp. *                                                    25,516           1,067,079
                                                                              -----------------
                                                                                      2,273,753

CONSTRUCTION & MINING EQUIPMENT - 0.09%
Matrix Service Company *                                              6,125              97,878

CONSTRUCTION MATERIALS - 0.65%
Granite Construction, Inc.                                            9,741             502,636
Universal Forest Products, Inc. (a)                                   3,610             168,370
                                                                              -----------------
                                                                                        671,006

CRUDE PETROLEUM & NATURAL GAS - 0.79%
Harvest Natural Resources, Inc. * (a)                                62,846             644,171
MarkWest Hydrocarbon, Inc. (a)                                          512              21,519
Swift Energy Company * (a)                                            3,023             154,506
                                                                              -----------------
                                                                                        820,196

DOMESTIC OIL - 2.21%
Frontier Oil Corp.                                                   53,441           1,690,873
Holly Corp.                                                           1,616              87,280
St. Mary Land & Exploration Company                                  12,625             506,010
                                                                              -----------------
                                                                                      2,284,163

DRUGS & HEALTH CARE - 3.72%
Alliance Imaging, Inc. *                                             12,376              73,761
Axcan Pharma, Inc. *                                                  1,409              20,924
Enzon Pharmaceuticals, Inc. * (a)                                    16,748             139,511
ImClone Systems, Inc. * (a)                                          34,629           1,035,407
Molina Healthcare, Inc. * (a)                                        21,629             735,170
Nutraceutical International Corp. *                                  10,697             162,166
Pain Therapeutics, Inc. * (a)                                        12,653             108,310
Savient Pharmaceuticals, Inc. *                                      25,829             301,424
West Pharmaceutical Services, Inc.                                   25,698           1,261,772
                                                                              -----------------
                                                                                      3,838,445

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT - 1.87%
A.O. Smith Corp.                                                     13,679   $         489,571
AZZ, Inc. *                                                           1,839              78,378
General Cable Corp. *                                                 3,910             166,175
Lamson & Sessions Company * (a)                                      13,335             286,703
Littelfuse, Inc. *                                                   13,556             424,032
Wesco International, Inc. *                                           7,277             486,831
                                                                              -----------------
                                                                                      1,931,690

ELECTRICAL UTILITIES - 0.10%
Unisource Energy Corp.                                                2,676              98,289

ELECTRONICS - 2.04%
Ansoft Corp. *                                                        4,888             135,104
AVX Corp. (a)                                                         5,359              83,279
Imation Corp.                                                           601              27,832
Mentor Graphics Corp. *                                               4,546              76,873
Merix Corp. *                                                        10,018              92,466
Pemstar, Inc. * (a)                                                  34,712             131,211
Planar Systems, Inc. * (a)                                           19,690             197,294
Teleflex, Inc.                                                       11,017             712,029
TTM Technologies, Inc. *                                             21,007             264,898
Zoran Corp. *                                                        24,603             366,831
Zygo Corp. *                                                          1,157              19,056
                                                                              -----------------
                                                                                      2,106,873

ENERGY - 4.15%
Covanta Holding Corp. *                                              48,325           1,067,016
Energen Corp.                                                        35,188           1,596,128
McDermott International, Inc. *                                      27,800           1,447,824
New Jersey Resources Corp.                                            3,271             169,274
                                                                              -----------------
                                                                                      4,280,242

FINANCIAL SERVICES - 2.87%
Calamos Asset Management, Inc. (a)                                    5,598             153,833
City Holding Company (a)                                              4,346             171,667
Delta Financial Corp. (a)                                             5,209              49,225
IndyMac Bancorp, Inc.                                                16,867             775,039
Ocwen Financial Corp. * (a)                                          69,936           1,052,537
Penson Worldwide, Inc. *                                              1,936              43,463
SWS Group, Inc.                                                      14,141             457,744
World Acceptance Corp. * (a)                                          5,809             263,670
                                                                              -----------------
                                                                                      2,967,178

FOOD & BEVERAGES - 1.80%
Domino's Pizza, Inc.                                                 20,182             554,198
M & F Worldwide Corp. *                                              11,146             182,906
Seabord Corp. (a)                                                       473             793,694
Spartan Stores, Inc.                                                 15,451             324,934
                                                                              -----------------
                                                                                      1,855,732

FURNITURE & FIXTURES - 0.64%
American Woodmark Corp. (a)                                          16,881             658,190

GAS & PIPELINE UTILITIES - 1.03%
Holly Energy Partners, LP *                                             511              20,537
UGI Corp.                                                            37,005           1,042,801
                                                                              -----------------
                                                                                      1,063,338

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 2.84%
Bruker BioSciences Corp. *                                            6,016   $          46,504
Cantel Medical Corp. * (a)                                            5,538              77,310
Dade Behring Holdings, Inc.                                          23,918             905,535
Edwards Lifesciences Corp. *                                          3,653             167,454
Health Tronics, Inc. * (a)                                            6,519              43,808
IDEXX Laboratories, Inc. *                                            5,993             507,307
Kinetic Concepts, Inc. *                                                579              21,018
PSS World Medical, Inc. * (a)                                        16,111             337,364
USANA Health Sciences, Inc. * (a)                                     4,836             233,966
Zoll Medical Corp. *                                                 11,359             589,078
                                                                              -----------------
                                                                                      2,929,344

HEALTHCARE SERVICES - 3.16%
AMERIGROUP Corp. *                                                   39,064           1,335,598
Apria Healthcare Group, Inc. *                                        1,590              39,702
Palomar Medical Technologies, Inc. * (a)                              1,148              57,343
Sierra Health Services, Inc. *                                       11,006             385,760
Wellcare Health Plans, Inc. *                                        22,383           1,445,271
                                                                              -----------------
                                                                                      3,263,674

HOLDINGS COMPANIES/CONGLOMERATES - 0.31%
United Industrial Corp. (a)                                           6,614             323,358

HOMEBUILDERS - 1.15%
AMREP Corp. * (a)                                                     8,531             747,998
NVR, Inc. * (a)                                                         740             440,300
                                                                              -----------------
                                                                                      1,188,298

HOTELS & RESTAURANTS - 2.13%
AFC Enterprises, Inc. *                                               1,220              20,862
Interstate Hotels & Resorts, Inc. *                                  64,436             503,245
Jack in the Box, Inc. *                                               8,161             501,820
Luby's Cafeterias, Inc. *                                             5,038              55,418
Papa Johns International, Inc. * (a)                                 35,983           1,115,473
                                                                              -----------------
                                                                                      2,196,818

HOUSEHOLD PRODUCTS - 0.57%
Blyth, Inc.                                                          23,066             586,338

INDUSTRIAL MACHINERY - 2.57%
Cummins, Inc.                                                        14,026           1,681,998
Flow International Corp. * (a)                                       31,410             348,337
Gardner Denver, Inc. *                                               13,862             530,083
Middleby Corp. * (a)                                                    919              93,278
                                                                              -----------------
                                                                                      2,653,696

INDUSTRIALS - 0.53%
Crane Company                                                        14,478             551,612

INSURANCE - 3.83%
American Financial Group, Inc. (a)                                   13,838             722,482
American Safety Insurance Holdings, Ltd. *                            2,148              39,845
Argonaut Group, Inc. *                                                1,977              66,981
Endurance Specialty Holdings, Ltd.                                   19,082             716,147
FPIC Insurance Group, Inc. * (a)                                      1,735              67,231
Harleysville Group, Inc.                                                853              30,333
HCC Insurance Holdings, Inc.                                          6,722             202,937
James River Group, Inc.                                                 661              22,210

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
LandAmerica Financial Group, Inc. (a)                                11,253   $         687,671
Philadelphia Consolidated Holding Corp. *                             8,915             397,163
Protective Life Corp.                                                 7,748             365,861
Safety Insurance Group, Inc. (a)                                      7,206             377,450
Selective Insurance Group, Inc.                                       4,704             261,166
                                                                              -----------------
                                                                                      3,957,477

INTERNET CONTENT - 0.26%
TheStreet.com, Inc. (a)                                              27,937             273,224

INTERNET RETAIL - 0.32%
Priceline.com, Inc. *                                                 8,415             332,308

INTERNET SERVICE PROVIDER - 0.20%
United Online, Inc.                                                  15,247             204,767

INTERNET SOFTWARE - 1.04%
RealNetworks, Inc. * (a)                                             93,269           1,072,594

LEISURE TIME - 0.24%
Handleman Company (a)                                                 2,048              16,159
Regal Entertainment Group, Class A (a)                                3,155              65,655
Steinway Musical Instruments, Inc. * (a)                              5,643             164,776
                                                                              -----------------
                                                                                        246,590

MANUFACTURING - 1.50%
Input/Output, Inc. * (a)                                              9,894             107,350
Mettler-Toledo International, Inc. *                                 14,388           1,113,919
Snap-on, Inc.                                                         6,878             326,705
                                                                              -----------------
                                                                                      1,547,974

MEDICAL-HOSPITALS - 0.02%
Advocat, Inc. *                                                         964              16,002

METAL & METAL PRODUCTS - 0.26%
Metal Management, Inc.                                                4,445             162,909
RBC Bearings, Inc. *                                                  1,471              42,747
Shiloh Industries, Inc. *                                             4,016              66,907
                                                                              -----------------
                                                                                        272,563

MINING - 0.06%
Cleveland-Cliffs, Inc.                                                1,323              63,557

OFFICE FURNISHINGS & SUPPLIES - 0.18%
CompX International, Inc. (a)                                         1,227              21,460
Global Imaging Systems, Inc. *                                        7,769             165,558
                                                                              -----------------
                                                                                        187,018

PETROLEUM SERVICES - 2.67%
Delek U.S. Holdings, Inc.                                            13,632             232,289
Grey Wolf, Inc. * (a)                                               154,996           1,097,372
SEACOR SMIT, Inc. * (a)                                               4,120             387,980
Seitel, Inc. *                                                      124,475             445,621
Tesoro Petroleum Corp.                                                8,411             592,555
                                                                              -----------------
                                                                                      2,755,817

PHARMACEUTICALS - 1.42%
Biovail Corp. - USD                                                  17,684             314,245
King Pharmaceuticals, Inc. *                                         53,499             884,338
ViroPharma, Inc. *                                                   14,970             230,688

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Watson Pharmaceuticals, Inc. *                                        1,579   $          40,533
                                                                              -----------------
                                                                                      1,469,804

PHOTOGRAPHY - 0.35%
CPI Corp. (a)                                                         8,710             362,510

PLASTICS - 0.47%
PW Eagle, Inc. (a)                                                    7,402             252,704
Spartech Corp.                                                        7,836             234,453
                                                                              -----------------
                                                                                        487,157

PUBLISHING - 1.51%
Consolidated Graphics, Inc. *                                        12,248             716,508
John Wiley & Sons, Inc., Class A                                      4,324             172,009
Warner Music Group Corp.                                             26,489             673,350
                                                                              -----------------
                                                                                      1,561,867

RAILROADS & EQUIPMENT - 0.35%
Kansas City Southern * (a)                                           13,280             359,224

REAL ESTATE - 3.29%
Avatar Holdings, Inc. * (a)                                             614              43,815
Capital Trust, Inc., REIT                                             5,599             249,603
CBL & Associates Properties, Inc., REIT                              14,200             612,020
Cousins Properties, Inc., REIT                                        4,170             151,496
Equity Lifestyle Properties, Inc., REIT                                 398              20,684
Mission West Properties, Inc., REIT                                   2,836              35,450
NorthStar Realty Finance Corp., REIT                                 58,218             923,920
Saul Centers, Inc., REIT (a)                                          1,632              91,702
Taubman Centers, Inc., REIT                                          25,665           1,269,391
                                                                              -----------------
                                                                                      3,398,081

RETAIL TRADE - 5.39%
AnnTaylor Stores Corp. *                                                466              16,077
Big Lots, Inc. *                                                     42,142             940,188
Building Materials Holding Corp. (a)                                 23,829             587,147
Dollar Tree Stores, Inc. *                                           29,635             889,346
DSW, Inc., Class A * (a)                                              5,992             229,494
FTD Group, Inc. *                                                     2,372              41,557
NBTY, Inc. *                                                         20,784             755,498
Pantry, Inc. *                                                       14,302             701,084
Payless ShoeSource, Inc. *                                           19,037             593,764
The Dress Barn, Inc. * (a)                                           33,607             813,962
                                                                              -----------------
                                                                                      5,568,117

SEMICONDUCTORS - 2.20%
Advanced Energy Industries, Inc. *                                    9,099             156,776
Amkor Technology, Inc. * (a)                                         42,256             431,856
MKS Instruments, Inc. *                                              25,519             531,050
ON Semiconductor Corp. * (a)                                        172,650           1,111,866
Varian Semiconductor Equipment Associates, Inc. *                       880              34,963
                                                                              -----------------
                                                                                      2,266,511

SOFTWARE - 1.82%
Aspen Technology, Inc. * (a)                                         19,222             187,415
Captaris, Inc. *                                                        383               2,796
DucoCorp, Inc. *                                                      2,500              18,575

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Interactive Intelligence, Inc. *                                      1,517   $          26,578
MicroStrategy, Inc., Class A * (a)                                    6,952             823,603
Sybase, Inc. * (a)                                                   34,108             816,546
                                                                              -----------------
                                                                                      1,875,513

STEEL - 2.40%
AK Steel Holding Corp. *                                              6,523             107,564
Chaparral Steel Company                                              10,353             481,415
Novamerican Steel, Inc. *                                             2,209              79,524
Olympic Steel, Inc. (a)                                              15,793             409,670
Oregon Steel Mills, Inc. *                                              881              55,450
Steel Dynamics, Inc.                                                 41,356           1,344,897
                                                                              -----------------
                                                                                      2,478,520

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.55%
CT Communications, Inc. (a)                                          27,696             564,444
iBasis, Inc. *                                                        2,427              19,659
InterDigital Communication Corp. * (a)                               31,758           1,014,668
                                                                              -----------------
                                                                                      1,598,771

TELEPHONE - 0.60%
CenturyTel, Inc.                                                     11,077             471,326
Cincinnati Bell, Inc. *                                              31,825             143,849
                                                                              -----------------
                                                                                        615,175

TOBACCO - 1.34%
Loews Corp. - Carolina Group                                         22,123           1,379,812

TOYS, AMUSEMENTS & SPORTING GOODS - 0.38%
Jakks Pacific, Inc. * (a)                                            17,827             389,520

TRANSPORTATION - 0.47%
Bristow Group, Inc. * (a)                                             4,105             146,015
Kirby Corp. *                                                         9,355             337,154
                                                                              -----------------
                                                                                        483,169

TRUCKING & FREIGHT - 1.94%
Arkansas Best Corp.                                                   4,228             160,241
EGL, Inc. *                                                           5,228             166,982
Forward Air Corp. (a)                                                 5,252             174,892
Heartland Express, Inc. (a)                                           9,873             152,340
Hub Group, Inc., Class A *                                            4,944             141,102
Knight Transportation, Inc. (a)                                       9,520             167,743
Landstar Systems, Inc.                                                9,807             441,707
Old Dominion Freight Lines, Inc. * (a)                                4,587             122,978
Trico Marine Services, Inc. *                                        12,926             469,860
                                                                              -----------------
                                                                                      1,997,845
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $93,021,909)                                        $     102,873,485
                                                                              -----------------
SHORT TERM INVESTMENTS - 23.02%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                          $      23,767,935   $      23,767,935
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $23,767,935)                                                         $      23,767,935
                                                                              -----------------

SMALL COMPANY FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 0.35%
Repurchase Agreement with State Street Corp. dated
   11/30/2006 at 3.95% to be repurchased at $359,039 on
   12/01/2006, collateralized by $355,000 Federal
   National Mortgage Association, 5.45% due 10/18/2021
   (valued at $366,538, including interest) (c)           $         359,000   $         359,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $359,000)                                                            $         359,000
                                                                              -----------------
TOTAL INVESTMENTS (SMALL COMPANY FUND)
   (COST $117,148,844) - 123.03%                                              $     127,000,420
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.03)%                                    (23,776,515)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     103,223,905
                                                                              =================

SMALL COMPANY GROWTH FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.28%

ADVERTISING - 2.34%
Aquantive, Inc. * (a)                                                26,902   $         642,958
inVentiv Health, Inc. *                                              18,352             556,249
ValueClick, Inc. * (a)                                               29,316             729,089
                                                                              -----------------
                                                                                      1,928,296

AEROSPACE - 0.54%
TransDigm Group, Inc. *                                              18,259             445,885

APPAREL & TEXTILES - 1.39%
Bebe Stores, Inc. (a)                                                26,228             522,200
Warnaco Group, Inc. *                                                24,008             622,287
                                                                              -----------------
                                                                                      1,144,487

BANKING - 3.71%
East West Bancorp, Inc. (a)                                           9,314             331,672
Greenhill & Company, Inc. (a)                                        10,021             698,564
PrivateBancorp, Inc. (a)                                              9,811             393,519
SVB Financial Group * (a)                                            13,443             638,274
Texas Capital Bancshares, Inc. *                                     18,651             363,694
UCBH Holdings, Inc. (a)                                              23,087             389,247
Virginia Commerce Bancorp, Inc. * (a)                                12,405             241,153
                                                                              -----------------
                                                                                      3,056,123

BIOTECHNOLOGY - 3.13%
Human Genome Sciences, Inc. * (a)                                    29,574             370,267
Integra LifeSciences Holdings Corp. * (a)                            16,357             677,343
Millipore Corp. * (a)                                                 7,027             480,717
Myriad Genetics, Inc. * (a)                                          20,022             608,669
Nektar Therapeutics * (a)                                            26,947             444,895
                                                                              -----------------
                                                                                      2,581,891

BUILDING MATERIALS & CONSTRUCTION - 0.77%
Eagle Materials, Inc. (a)                                            14,830             637,690

BUSINESS SERVICES - 5.19%
CoStar Group, Inc. *                                                 13,708             675,941

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Euronet Worldwide, Inc. * (a)                                        21,316   $         705,773
Global Payments, Inc.                                                10,139             464,366
Informatica Corp. * (a)                                              44,293             533,731
Jackson Hewitt Tax Service, Inc. (a)                                 14,258             515,854
Korn/Ferry International * (a)                                       34,121             795,361
MPS Group, Inc. *                                                    38,915             583,336
                                                                              -----------------
                                                                                      4,274,362

COMPUTERS & BUSINESS EQUIPMENT - 1.78%
Cogent, Inc. * (a)                                                   23,027             260,896
Kronos, Inc. *                                                       14,600             514,796
Micros Systems, Inc. *                                               13,587             691,850
                                                                              -----------------
                                                                                      1,467,542

CONSTRUCTION & MINING EQUIPMENT - 0.72%
Bucyrus International, Inc., Class A                                 13,928             594,726

CONSTRUCTION MATERIALS - 0.88%
Regal-Beloit Corp.                                                   14,210             726,557

CRUDE PETROLEUM & NATURAL GAS - 2.38%
Bill Barrett Corp. * (a)                                             17,858             562,527
Hydril *                                                              9,166             693,500
Unit Corp. *                                                         13,876             708,092
                                                                              -----------------
                                                                                      1,964,119

DOMESTIC OIL - 2.10%
Encore Aquisition Company *                                          20,615             559,903
Range Resources Corp.                                                21,911             681,213
Whiting Petroleum Corp. *                                            10,115             485,520
                                                                              -----------------
                                                                                      1,726,636

DRUGS & HEALTH CARE - 1.82%
CV Therapeutics, Inc. * (a)                                          14,309             171,422
Mentor Corp. (a)                                                     15,721             785,264
Parexel International Corp. *                                        19,522             542,126
                                                                              -----------------
                                                                                      1,498,812

ELECTRICAL EQUIPMENT - 2.82%
General Cable Corp. * (a)                                            20,978             891,565
Varian, Inc. *                                                       18,690             823,855
Wesco International, Inc. * (a)                                       9,078             607,318
                                                                              -----------------
                                                                                      2,322,738

ELECTRICAL UTILITIES - 1.23%
ITC Holdings Corp.                                                   10,555             414,284
Pike Electric Corp. *                                                37,996             596,157
                                                                              -----------------
                                                                                      1,010,441

ELECTRONICS - 3.01%
Sirf Technology Holdings, Inc. * (a)                                 23,948             731,851
Thomas & Betts Corp. *                                               15,987             829,245
Trimble Navigation, Ltd. *                                           19,106             916,515
                                                                              -----------------
                                                                                      2,477,611

FINANCIAL SERVICES - 1.51%
Affiliated Managers Group, Inc. * (a)                                 8,472             865,076
National Financial Partners Corp.                                     8,281             375,295
                                                                              -----------------
                                                                                      1,240,371

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 0.70%
Performance Food Group Company * (a)                                 21,377   $         578,462

HEALTHCARE PRODUCTS - 4.78%
American Medical Systems Holdings, Inc. * (a)                        35,547             611,764
Gen-Probe, Inc. * (a)                                                12,274             598,235
Home Diagnostics, Inc. *                                             20,959             245,220
Kyphon, Inc. * (a)                                                   11,695             394,940
Nuvasive, Inc. * (a)                                                 30,193             694,439
The Medicines Company *                                              22,870             652,938
Wright Medical Group, Inc. *                                         30,860             738,480
                                                                              -----------------
                                                                                      3,936,016

HEALTHCARE SERVICES - 3.37%
Genesis HealthCare Corp. * (a)                                       14,247             659,636
Magellan Health Services, Inc. *                                     12,773             561,757
Palomar Medical Technologies, Inc. * (a)                              2,826             141,159
Pediatrix Medical Group, Inc. *                                      12,755             614,153
Per-Se Technologies, Inc. * (a)                                      14,434             397,945
The Advisory Board Company *                                          7,274             403,489
                                                                              -----------------
                                                                                      2,778,139

HOLDINGS COMPANIES/CONGLOMERATES - 0.47%
United Industrial Corp. (a)                                           7,849             383,738

HOTELS & RESTAURANTS - 4.24%
Applebee's International, Inc. (a)                                   20,528             467,012
Choice Hotels, Inc. (a)                                              13,557             618,199
Four Seasons Hotels, Inc.                                             4,851             391,815
Jack in the Box, Inc. *                                              13,056             802,814
P.F. Chang's China Bistro, Inc. * (a)                                15,726             567,709
RARE Hospitality International, Inc. * (a)                           19,893             643,936
                                                                              -----------------
                                                                                      3,491,485

HOUSEHOLD PRODUCTS - 1.94%
Church & Dwight, Inc. (a)                                            17,029             713,685
Tempur-Pedic International, Inc. * (a)                               41,825             881,671
                                                                              -----------------
                                                                                      1,595,356

INDUSTRIAL MACHINERY - 2.68%
Actuant Corp., Class A (a)                                           11,515             622,501
Ceradyne, Inc. * (a)                                                 14,206             750,361
FMC Technologies, Inc. *                                             13,930             835,939
                                                                              -----------------
                                                                                      2,208,801

INSURANCE - 1.60%
HCC Insurance Holdings, Inc.                                         20,733             625,929
ProAssurance Corp. *                                                 13,475             690,324
                                                                              -----------------
                                                                                      1,316,253

INTERNET RETAIL - 0.35%
Shutterfly, Inc. *                                                   18,681             286,193

INTERNET SERVICE PROVIDER - 1.05%
NETGEAR, Inc. * (a)                                                  33,243             864,318

INTERNET SOFTWARE - 1.80%
DealerTrack Holdings, Inc. * (a)                                     16,769             458,297
F5 Networks, Inc. * (a)                                              13,740           1,027,889
                                                                              -----------------
                                                                                      1,486,186

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 2.00%
Acuity Brands, Inc.                                                  16,419   $         864,789
Coherent, Inc. * (a)                                                 19,741             637,831
Input/Output, Inc. *                                                 13,121             142,363
                                                                              -----------------
                                                                                      1,644,983

MEDICAL-HOSPITALS - 1.68%
Lifepoint Hospitals, Inc. *                                          18,969             658,414
VCA Antech, Inc. *                                                   22,419             722,788
                                                                              -----------------
                                                                                      1,381,202

PETROLEUM SERVICES - 3.18%
Core Laboratories N.V. *                                             12,100           1,070,366
Dril-Quip, Inc. *                                                     2,035              86,142
Superior Energy Services, Inc. *                                     25,323             824,770
Veritas DGC, Inc. *                                                   8,141             636,382
                                                                              -----------------
                                                                                      2,617,660

PHARMACEUTICALS - 3.16%
Alkermes, Inc. * (a)                                                 26,502             402,300
Medicis Pharmaceutical Corp., Class A (a)                            17,959             662,328
Santarus, Inc. * (a)                                                 34,293             257,541
Sciele Pharma, Inc. *                                                29,389             664,485
United Therapeutics Corp. * (a)                                      10,613             617,889
                                                                              -----------------
                                                                                      2,604,543

REAL ESTATE - 0.74%
BioMed Realty Trust, Inc., REIT                                      20,314             613,483

RETAIL TRADE - 7.01%
Charlotte Russe Holding, Inc. *                                      19,538             589,462
Childrens Place Retail Stores, Inc. * (a)                            10,308             665,072
Coldwater Creek, Inc. * (a)                                          27,739             697,636
Dick's Sporting Goods, Inc. * (a)                                    15,738             844,186
DSW, Inc., Class A * (a)                                             21,174             810,964
Hot Topic, Inc. * (a)                                                59,538             794,832
Longs Drug Stores Corp.                                              14,586             599,339
Zumiez, Inc. * (a)                                                   25,253             775,520
                                                                              -----------------
                                                                                      5,777,011

SEMICONDUCTORS - 6.94%
Cirrus Logic, Inc. *                                                 79,417             553,536
Emulex Corp. *                                                       50,587           1,055,751
FormFactor, Inc. * (a)                                               12,792             477,909
Microsemi Corp. * (a)                                                32,065             662,142
Power Integrations, Inc. *                                           25,038             697,559
Silicon Laboratories, Inc. * (a)                                     18,378             592,139
Tessera Technologies, Inc. * (a)                                     22,256             842,835
Varian Semiconductor Equipment Associates, Inc. *                    21,032             835,601
                                                                              -----------------
                                                                                      5,717,472

SOFTWARE - 6.70%
Allscripts Healthcare Solution, Inc. * (a)                           29,083             811,998
ANSYS, Inc. *                                                        14,098             661,901
Blackboard, Inc. * (a)                                               24,934             710,619
Eclipsys Corp. *                                                     33,348             705,977
Epicor Software Corp. *                                              12,221             162,539

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
MicroStrategy, Inc., Class A * (a)                                    7,193   $         852,155
Orbotech, Ltd. *                                                     16,717             427,119
THQ, Inc. *                                                          36,489           1,187,717
                                                                              -----------------
                                                                                      5,520,025

STEEL - 0.96%
Carpenter Technology Corp.                                            7,446             795,307

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.74%
Aeroflex, Inc. * (a)                                                 51,830             625,070
NeuStar, Inc., Class A * (a)                                         20,671             687,311
NICE Systems, Ltd. *                                                 21,492             687,744
Polycom, Inc. *                                                      32,109             926,023
SBA Communications Corp. * (a)                                       34,555             980,325
                                                                              -----------------
                                                                                      3,906,473

TOYS, AMUSEMENTS & SPORTING GOODS - 0.77%
Marvel Entertainment, Inc. * (a)                                     22,529             633,065

TRUCKING & FREIGHT - 2.10%
Forward Air Corp. (a)                                                17,600             586,080
Hub Group, Inc., Class A *                                           19,379             553,077
Swift Transportation, Inc. *                                         20,754             588,791
                                                                              -----------------
                                                                                      1,727,948
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $69,185,927)                                        $      80,962,406
                                                                              -----------------
SHORT TERM INVESTMENTS - 25.71%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                          $      21,180,834   $      21,180,834
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $21,180,834)                                                         $      21,180,834
                                                                              -----------------
REPURCHASE AGREEMENTS - 1.98%
Repurchase Agreement with State Street Corp. dated
   11/30/2006 at 4.99% to be repurchased at $1,630,226
   on 12/01/2006, collateralized by $1,670,000 Federal
   Home Loan Bank, 4.375% due 09/17/2010 (valued at
   $1,664,202, including interest) (c)                    $       1,630,000   $       1,630,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,630,000)                                                          $       1,630,000
                                                                              -----------------
TOTAL INVESTMENTS (SMALL COMPANY GROWTH FUND)
   (COST $91,996,761) - 125.97%                                               $     103,773,240
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.97)%                                    (21,392,063)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $      82,381,177
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 96.29%

AEROSPACE - 1.12%
EDO Corp. (a)                                                        59,200   $       1,298,256
Woodward Governor Company                                            89,200           3,406,548
                                                                              -----------------
                                                                                      4,704,804

AIR TRAVEL - 0.03%
Airtran Holdings, Inc. *                                              9,700             120,571

APPAREL & TEXTILES - 0.88%
Culp, Inc. *                                                         46,400             228,752
G & K Services, Class A (a)                                          88,200           3,491,838
                                                                              -----------------
                                                                                      3,720,590

AUTO PARTS - 0.23%
Accuride Corp. * (a)                                                 85,000             957,100

AUTO SERVICES - 1.10%
Dollar Thrifty Automotive Group, Inc. * (a)                         108,600           4,623,102

BANKING - 5.22%
Boston Private Financial Holdings, Inc. (a)                          73,500           1,995,525
East West Bancorp, Inc. (a)                                         155,700           5,544,477
First Republic Bank (a)                                             159,700           6,407,164
Home Bancshares, Inc. (a)                                            17,300             384,233
Netbank, Inc.                                                       147,200             674,176
SVB Financial Group * (a)                                           121,000           5,745,080
Wintrust Financial Corp. (a)                                         26,000           1,238,120
                                                                              -----------------
                                                                                     21,988,775

BIOTECHNOLOGY - 1.37%
Exelixis, Inc. * (a)                                                155,700           1,342,134
Myriad Genetics, Inc. * (a)                                         145,600           4,426,240
                                                                              -----------------
                                                                                      5,768,374

BROADCASTING - 0.31%
Saga Communications, Inc., Class A *                                147,200           1,314,496

BUSINESS SERVICES - 4.93%
Electro Rent Corp. * (a)                                            149,000           2,242,450
FTI Consulting, Inc. * (a)                                          133,500           3,588,480
McGrath Rentcorp (a)                                                158,500           4,992,750
MPS Group, Inc. * (a)                                               312,500           4,684,375
StarTek, Inc. (a)                                                   113,900           1,560,430
Wind River Systems, Inc. * (a)                                      288,600           3,090,906
Wireless Facilities, Inc. * (a)                                     269,700             631,098
                                                                              -----------------
                                                                                     20,790,489

CHEMICALS - 2.98%
Airgas, Inc.                                                        117,300           4,991,115
Arch Chemicals, Inc. (a)                                            100,000           3,290,000
Innospec, Inc. (a)                                                   86,000           3,661,880
MacDermid, Inc.                                                      19,000             620,350
                                                                              -----------------
                                                                                     12,563,345

COMMERCIAL SERVICES - 1.42%
Live Nation, Inc. *                                                  48,700           1,044,128
Pool Corp. (a)                                                      121,100           4,961,467
                                                                              -----------------
                                                                                      6,005,595

CONSTRUCTION & MINING EQUIPMENT - 0.43%
Carbo Ceramics, Inc. (a)                                             46,700           1,817,097

SMALL COMPANY VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 4.16%
Ameron International Corp. (a)                                       43,500   $       3,271,635
Florida Rock Industries, Inc. (a)                                    93,337           4,203,899
JLG Industries, Inc. (a)                                            268,300           7,488,253
Universal Forest Products, Inc. (a)                                  54,800           2,555,872
                                                                              -----------------
                                                                                     17,519,659

CRUDE PETROLEUM & NATURAL GAS - 1.72%
Penn Virginia Corp.                                                  96,300           7,260,057

DOMESTIC OIL - 2.44%
Forest Oil Corp. * (a)                                              108,700           3,863,198
Mariner Energy, Inc. *                                               86,002           1,801,742
Union Drilling, Inc. * (a)                                           39,000             543,660
Whiting Petroleum Corp. * (a)                                        85,200           4,089,600
                                                                              -----------------
                                                                                     10,298,200

DRUGS & HEALTH CARE - 2.63%
Arrow International, Inc. (a)                                        65,200           2,278,088
Diversa Corp. * (a)                                                 190,700           2,170,166
Landauer, Inc. (a)                                                   37,800           2,055,942
West Pharmaceutical Services, Inc. (a)                               93,100           4,571,210
                                                                              -----------------
                                                                                     11,075,406

ELECTRICAL EQUIPMENT - 2.01%
C & D Technologies, Inc. (a)                                        118,000             456,660
Genlyte Group, Inc. *                                                55,200           4,684,272
Littelfuse, Inc. * (a)                                               84,044           2,628,896
Methode Electronics, Inc., Class A                                   61,800             692,778
                                                                              -----------------
                                                                                      8,462,606

ELECTRICAL UTILITIES - 2.32%
Black Hills Corp. (a)                                                96,000           3,428,160
Cleco Corp.                                                         122,900           3,149,927
El Paso Electric Company *                                          128,700           3,196,908
                                                                              -----------------
                                                                                      9,774,995

ELECTRONICS - 2.94%
Analogic Corp. (a)                                                   26,600           1,407,140
Belden CDT, Inc. (a)                                                123,950           4,934,450
Franklin Electric, Inc. (a)                                         116,700           6,047,394
                                                                              -----------------
                                                                                     12,388,984

ENERGY - 0.04%
GeoMet, Inc. * (a)                                                   18,200             190,372

FINANCIAL SERVICES - 0.02%
KBW, Inc. * (a)                                                       3,000              79,890

FOOD & BEVERAGES - 0.10%
Winn-Dixie Stores, Inc. *                                            31,100             426,070

FOREST PRODUCTS - 0.83%
Deltic Timber Corp. (a)                                              66,000           3,505,260

FURNITURE & FIXTURES - 0.56%
Stanley Furniture Company, Inc. (a)                                 106,400           2,343,992

GAS & PIPELINE UTILITIES - 1.39%
Southwest Gas Corp. (a)                                              90,000           3,378,600
Valley National Gases, Inc. (a)                                      25,000             655,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Vectren Corp.                                                        63,500   $       1,812,925
                                                                              -----------------
                                                                                      5,846,775

HEALTHCARE PRODUCTS - 1.16%
Owens & Minor, Inc. (a)                                             157,600           4,890,328

HOMEBUILDERS - 0.35%
M/I Homes, Inc. (a)                                                  39,200           1,461,376

HOTELS & RESTAURANTS - 1.58%
RARE Hospitality International, Inc. * (a)                          147,000           4,758,390
Ruby Tuesday, Inc. (a)                                               69,900           1,886,601
                                                                              -----------------
                                                                                      6,644,991

INDUSTRIAL MACHINERY - 1.09%
IDEX Corp.                                                           96,250           4,615,188

INSURANCE - 4.11%
Markel Corp. * (a)                                                    9,100           4,074,525
Max Re Capital, Ltd. (a)                                            119,100           2,858,400
Midland Company (a)                                                  78,500           3,575,675
ProAssurance Corp. * (a)                                            132,700           6,798,221
                                                                              -----------------
                                                                                     17,306,821

INTERNET CONTENT - 0.53%
Digitas, Inc. * (a)                                                 207,400           2,244,068

INVESTMENT COMPANIES - 1.73%
Allied Capital Corp. (a)                                             93,800           2,883,412
First Financial Fund, Inc. * (a)                                    185,500           3,172,050
Hercules Technology Growth Capital, Inc. (a)                         89,999           1,223,086
                                                                              -----------------
                                                                                      7,278,548

LIFE SCIENCES - 0.42%
Symyx Technologies, Inc. * (a)                                       81,000           1,770,660

MANUFACTURING - 2.24%
AptarGroup, Inc.                                                     76,900           4,710,894
Nordson Corp. (a)                                                    98,000           4,732,420
                                                                              -----------------
                                                                                      9,443,314

METAL & METAL PRODUCTS - 3.03%
Gibraltar Industries, Inc. (a)                                      139,300           3,052,063
Matthews International Corp., Class A (a)                           137,600           5,524,640
Metal Management, Inc.                                              114,300           4,189,095
                                                                              -----------------
                                                                                     12,765,798

MINING - 0.66%
Meridian Gold, Inc. * (a)                                            90,500           2,787,400

MOBILE HOMES - 1.32%
Skyline Corp. (a)                                                    54,200           2,270,438
Winnebago Industries, Inc. (a)                                       94,600           3,292,080
                                                                              -----------------
                                                                                      5,562,518

MUTUAL FUNDS - 0.71%
iShares Russell 2000 Value Index Fund (a)                            37,500           2,988,750

NEWSPAPERS - 0.23%
Journal Register Company (a)                                        123,500             960,830

PAPER - 1.49%
Chesapeake Corp. (a)                                                 36,700             597,476

SMALL COMPANY VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PAPER (CONTINUED)
Potlatch Corp. (a)                                                   78,500   $       3,272,665
Wausau-Mosinee Paper Corp. (a)                                      161,000           2,408,560
                                                                              -----------------
                                                                                      6,278,701

PETROLEUM SERVICES - 4.45%
Atwood Oceanics, Inc. * (a)                                          59,200           2,934,544
Lone Star Technologies, Inc. *                                       41,300           2,166,598
TETRA Technologies, Inc. * (a)                                      245,900           6,354,056
Todco, Class A * (a)                                                106,800           4,273,068
W-H Energy Services, Inc. * (a)                                      63,800           3,046,450
                                                                              -----------------
                                                                                     18,774,716

PHARMACEUTICALS - 0.47%
Pharmion Corp. * (a)                                                 80,300           1,988,228

PUBLISHING - 0.07%
Courier Corp. (a)                                                     7,700             295,526

RAILROADS & EQUIPMENT - 0.92%
Genesee & Wyoming, Inc., Class A * (a)                              144,150           3,871,869

REAL ESTATE - 6.13%
Columbia Equity Trust, Inc., REIT (a)                                57,300           1,080,105
First Potomac Realty Trust, REIT (a)                                110,400           3,390,384
Innkeepers USA Trust, REIT                                           90,600           1,449,600
Kilroy Realty Corp., REIT (a)                                       100,800           8,245,440
LaSalle Hotel Properties, REIT (a)                                   99,500           4,387,950
Strategic Hotel Cap, Inc., REIT (a)                                 159,000           3,458,250
Washington Real Estate Investment Trust,
   REIT (a)                                                          89,100           3,819,717
                                                                              -----------------
                                                                                     25,831,446

RETAIL GROCERY - 0.68%
Nash-Finch Company (a)                                               63,200           1,671,640
Wild Oats Markets, Inc. * (a)                                        78,000           1,180,920
                                                                              -----------------
                                                                                      2,852,560

RETAIL TRADE - 5.40%
Aaron Rents, Inc., Class A                                            5,350             129,309
Aaron Rents, Inc., Class B                                          267,500           7,147,600
Building Materials Holding Corp. (a)                                 78,500           1,934,240
Casey's General Stores, Inc. (a)                                    126,631           3,151,846
CSS Industries, Inc.                                                 78,500           2,422,510
Fred's, Inc., Class A (a)                                           115,400           1,360,566
Hancock Fabrics, Inc. * (a)                                          93,100             296,989
Haverty Furniture Companies, Inc. (a)                               179,100           2,496,654
Stein Mart, Inc. (a)                                                244,000           3,830,800
                                                                              -----------------
                                                                                     22,770,514

SANITARY SERVICES - 2.35%
Casella Waste Systems, Inc., Class A * (a)                          170,600           1,861,246
Insituform Technologies, Inc., Class A * (a)                        173,700           4,467,564
Synagro Technologies, Inc. (a)                                      107,600             487,428
Waste Connections, Inc. *                                            76,200           3,074,670
                                                                              -----------------
                                                                                      9,890,908

SEMICONDUCTORS - 2.96%
Advanced Energy Industries, Inc. *                                   70,700           1,218,161
ATMI, Inc. * (a)                                                     70,200           2,282,202

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Brooks Automation, Inc. * (a)                                       311,000   $       4,344,670
Entegris, Inc. * (a)                                                248,537           2,649,404
GSI Group, Inc. *                                                   216,000           1,987,200
                                                                              -----------------
                                                                                     12,481,637

SOFTWARE - 2.99%
Packeteer, Inc. * (a)                                               149,300           1,772,191
Progress Software Corp. * (a)                                       148,000           4,012,280
SPSS, Inc. * (a)                                                    109,100           3,077,711
Websense, Inc. * (a)                                                146,000           3,730,300
                                                                              -----------------
                                                                                     12,592,482

STEEL - 1.20%
Carpenter Technology Corp. (a)                                       47,400           5,062,794

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.49%
Premiere Global Services, Inc. * (a)                                253,500           2,066,025

TIRES & RUBBER - 0.49%
Myers Indiana, Inc. (a)                                             129,000           2,084,640

TOBACCO - 0.28%
Alliance One International, Inc. * (a)                              183,000           1,185,840

TRANSPORTATION - 3.38%
Kirby Corp. * (a)                                                   163,400           5,888,936
Macquarie Infrastructure Company Trust (a)                           97,300           3,152,520
UTI Worldwide, Inc. (a)                                             174,300           5,194,140
                                                                              -----------------
                                                                                     14,235,596

TRUCKING & FREIGHT - 2.20%
Landstar Systems, Inc. (a)                                          205,500           9,255,720
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $ 347,018,186)                                      $     405,786,396
                                                                              -----------------
SHORT TERM INVESTMENTS - 28.70%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $     108,049,910   $     108,049,910
T. Rowe Price Reserve Investment Fund (c)                        12,880,723          12,880,723
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $ 120,930,633)                                                       $     120,930,633
                                                                              -----------------
REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $ 1,812,199 on 12/01/2006,
   collateralized by $ 1,795,000
   Federal National Mortgage
   Association, 5.45% due
   10/18/2021 (valued at $1,853,338,
   including interest) (c)                                $       1,812,000   $       1,812,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 1,812,000)                                                         $       1,812,000
                                                                              -----------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE FUND)
   (COST $ 469,760,819) - 125.42%                                             $     528,529,029
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.42)%                                   (107,116,996)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     421,412,033
                                                                              =================

SPECIAL VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 94.35%

AEROSPACE - 2.16%
HEICO Corp., Class A (a)                                             47,801          $1,438,810
Orbital Sciences Corp., Class A * (a)                                86,005           1,558,411
Spirit Aerosystems Holdings, Inc., Class A *                          1,100              32,065
                                                                              -----------------
                                                                                      3,029,286

AIR TRAVEL - 1.51%
Airtran Holdings, Inc. * (a)                                        125,200           1,556,236
SkyWest, Inc.                                                        22,053             556,618
                                                                              -----------------
                                                                                      2,112,854

APPAREL & TEXTILES - 1.31%
Timberland Company., Class A * (a)                                   58,904           1,840,750

AUTO PARTS - 0.67%
Superior Industries International, Inc. (a)                          47,750             942,107

AUTO SERVICES - 0.49%
Lithia Motors, Inc., Class A                                         26,400             682,704

BANKING - 11.62%
BancTrust Financial Group, Inc. (a)                                  44,011           1,065,506
Capital Corp of the West                                             20,900             668,173
Cascade Financial Corp. (a)                                          50,286             854,862
Central Pacific Financial Corp. (a)                                  39,133           1,466,313
City Bank, Lynnwood, WA (a)                                          13,393             716,258
City National Corp. (a)                                               9,400             637,508
Cullen Frost Bankers, Inc. (a)                                       20,380           1,110,710
First Security Group, Inc. (a)                                       70,461             808,188
First State BanCorp. (a)                                             51,075           1,305,477
IBERIABANK Corp. (a)                                                 16,552             943,961
Investors Financial Services Corp. (a)                               17,400             691,998
Midwest Banc Holdings, Inc. (a)                                      54,210           1,263,093
PAB Bankshares, Inc.                                                 12,780             281,927
Tompkins Trustco, Inc. (a)                                            8,806             398,471
UCBH Holdings, Inc. (a)                                             137,500           2,318,250
Umpqua Holdings Corp. (a)                                            59,525           1,786,940
                                                                              -----------------
                                                                                     16,317,635

BUILDING MATERIALS & CONSTRUCTION - 2.36%
EMCOR Group, Inc. *                                                  27,734           1,654,888
Perini Corp. *                                                       32,630           1,061,128
WCI Communities, Inc. * (a)                                          32,140             597,161
                                                                              -----------------
                                                                                      3,313,177

BUSINESS SERVICES - 5.58%
Black Box Corp. (a)                                                  29,744           1,273,638
John H. Harland Company (a)                                          24,947           1,069,727
Korn/Ferry International * (a)                                       13,163             306,830
Labor Ready, Inc. * (a)                                              97,464           1,844,019
Perot Systems Corp., Class A *                                      102,754           1,615,293
Watson Wyatt Worldwide, Inc., Class A (a)                            37,073           1,720,187
                                                                              -----------------
                                                                                      7,829,694

CHEMICALS - 0.37%
Cabot Microelectronics Corp. * (a)                                   16,510             522,542

COMPUTERS & BUSINESS EQUIPMENT - 1.74%
Foundry Networks, Inc. * (a)                                        137,000           1,960,470

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Rimage Corp. * (a)                                                   20,090   $         483,767
                                                                              -----------------
                                                                                      2,444,237

CONSTRUCTION & MINING EQUIPMENT - 1.50%
National Oilwell, Inc. *                                             31,667           2,106,172

CONSTRUCTION MATERIALS - 1.77%
Patrick Industries, Inc. * (a)                                       47,053             570,282
Simpson Manufacturing Company, Inc. (a)                              62,000           1,920,140
                                                                              -----------------
                                                                                      2,490,422

COSMETICS & TOILETRIES - 0.90%
Steiner Leisure, Ltd. *                                              28,128           1,260,134

CRUDE PETROLEUM & NATURAL GAS - 1.12%
XTO Energy, Inc.                                                     30,968           1,566,981

DOMESTIC OIL - 1.13%
Denbury Resources, Inc. *                                            54,230           1,591,651

ELECTRICAL EQUIPMENT - 1.14%
Tektronix, Inc. (a)                                                  52,467           1,603,392

ELECTRICAL UTILITIES - 0.23%
MGE Energy, Inc. (a)                                                  9,305             319,720

ELECTRONICS - 1.63%
Bel Fuse, Inc., Class B (a)                                          12,656             464,475
DRS Technologies, Inc. (a)                                           36,722           1,824,716
                                                                              -----------------
                                                                                      2,289,191

ENERGY - 0.59%
New Jersey Resources Corp. (a)                                       16,102             833,278

FINANCIAL SERVICES - 2.18%
Financial Federal Corp. (a)                                          34,615             958,835
Portfolio Recovery Associates, Inc. * (a)                            45,958           2,097,983
                                                                              -----------------
                                                                                      3,056,818

FOOD & BEVERAGES - 2.54%
Del Monte Foods Company (a)                                         187,161           2,113,048
Pilgrim's Pride Corp. (a)                                            56,800           1,449,536
                                                                              -----------------
                                                                                      3,562,584

FURNITURE & FIXTURES - 0.92%
Furniture Brands International, Inc. (a)                             75,369           1,297,854

GAS & PIPELINE UTILITIES - 0.59%
Northwest Natural Gas Company (a)                                    19,989             824,346

HEALTHCARE SERVICES - 4.57%
AMERIGROUP Corp. *                                                   44,740           1,529,661
Apria Healthcare Group, Inc. * (a)                                   44,281           1,105,697
Cross Country Healthcare, Inc. * (a)                                 75,705           1,502,744
Enzo Biochem, Inc. * (a)                                             42,800             654,840
MedQuist, Inc. * (a)                                                 63,705             834,535
National Dentex Corp. *                                              43,827             782,312
                                                                              -----------------
                                                                                      6,409,789

HOTELS & RESTAURANTS - 1.26%
O'Charley's, Inc. * (a)                                              87,991           1,768,619

SPECIAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.75%
Tupperware Brands Corp. (a)                                          49,700   $       1,055,131

INDUSTRIAL MACHINERY - 4.18%
Albany International Corp., Class A (a)                              42,583           1,328,589
IDEX Corp.                                                           36,962           1,772,328
Kennametal, Inc.                                                     25,487           1,556,746
Sauer-Danfoss, Inc. (a)                                              39,081           1,209,557
                                                                              -----------------
                                                                                      5,867,220

INDUSTRIALS - 1.32%
Crane Company (a)                                                    48,684           1,854,860

INSURANCE - 4.02%
CNA Surety Corp. * (a)                                               59,126           1,180,155
Midland Company (a)                                                  15,462             704,294
PMI Group, Inc. (a)                                                  37,333           1,616,892
Triad Guaranty, Inc. * (a)                                           39,874           2,145,221
                                                                              -----------------
                                                                                      5,646,562

INTERNET CONTENT - 0.89%
McAfee, Inc. * (a)                                                   42,662           1,246,157

INTERNET SERVICE PROVIDER - 1.16%
NETGEAR, Inc. * (a)                                                  62,900           1,635,400

LEISURE TIME - 3.06%
Callaway Golf Company (a)                                            98,800           1,459,276
K2, Inc. * (a)                                                       99,432           1,344,321
West Marine, Inc. * (a)                                              86,100           1,489,530
                                                                              -----------------
                                                                                      4,293,127

MANUFACTURING - 5.16%
AptarGroup, Inc.                                                     26,027           1,594,414
Goodman Global, Inc. * (a)                                           30,500             488,305
Input/Output, Inc. * (a)                                             98,100           1,064,385
Kaydon Corp. (a)                                                     41,627           1,662,999
Pentair, Inc. (a)                                                    42,840           1,364,882
Snap-on, Inc.                                                        22,455           1,066,613
                                                                              -----------------
                                                                                      7,241,598

MEDICAL-HOSPITALS - 0.53%
RehabCare Group, Inc. * (a)                                          58,967             738,857

METAL & METAL PRODUCTS - 2.97%
Gibraltar Industries, Inc.                                           79,139           1,733,936
Mueller Industries, Inc. (a)                                         47,502           1,619,818
RBC Bearings, Inc. * (a)                                             17,900             520,174
RTI International Metals, Inc. * (a)                                  3,980             301,087
                                                                              -----------------
                                                                                      4,175,015

MINING - 0.34%
Meridian Gold, Inc. *                                                15,470             476,476

MUTUAL FUNDS - 1.11%
iShares Nasdaq Biotechnology Index Fund *                            19,450           1,557,556

OFFICE FURNISHINGS & SUPPLIES - 0.76%
United Stationers, Inc. *                                            23,071           1,070,033

PETROLEUM SERVICES - 0.28%
Superior Well Services, Inc. * (a)                                   16,465             394,007

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 0.44%
Bentley Pharmaceuticals, Inc. * (a)                                  67,083   $         616,493

RAILROADS & EQUIPMENT - 1.16%
Wabtec Corp.                                                         49,579           1,628,670

REAL ESTATE - 3.42%
American Land Lease, Inc., REIT                                      24,098             631,127
Cousins Properties, Inc., REIT (a)                                   40,447           1,469,439
Duke Realty Corp., REIT                                              14,009             609,672
LaSalle Hotel Properties, REIT (a)                                   33,020           1,456,182
Liberty Property Trust, REIT                                         12,496             639,920
                                                                              -----------------
                                                                                      4,806,340

RETAIL TRADE - 3.43%
Cato Corp., Class A                                                  59,898           1,421,979
Deb Shops, Inc. (a)                                                  37,425             946,104
Dillard's, Inc., Class A (a)                                         37,371           1,329,286
The Buckle, Inc. (a)                                                 23,877           1,121,980
                                                                              -----------------
                                                                                      4,819,349

SEMICONDUCTORS - 4.65%
Exar Corp. * (a)                                                     99,883           1,355,412
Kulicke & Soffa Industries, Inc. * (a)                              190,800           1,562,652
OmniVision Technologies, Inc. * (a)                                 104,000           1,694,160
Verigy, Ltd. *                                                      107,100           1,910,664
                                                                              -----------------
                                                                                      6,522,888

SOFTWARE - 2.21%
Dendrite International, Inc. *                                       51,937             545,338
EPIQ Systems, Inc. * (a)                                             55,017             859,366
Lawson Software, Inc. * (a)                                         228,400           1,699,296
                                                                              -----------------
                                                                                      3,104,000

TIRES & RUBBER - 0.58%
Cooper Tire & Rubber Company (a)                                     61,600             814,968

TRANSPORTATION - 1.19%
Kirby Corp. * (a)                                                    46,438           1,673,626

TRUCKING & FREIGHT - 0.86%
Arkansas Best Corp. (a)                                              31,703           1,201,544
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $ 118,628,887)                                      $     132,455,814
                                                                              -----------------
SHORT TERM INVESTMENTS - 25.21%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      35,395,129   $      35,395,129
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $35,395,129)                                                         $      35,395,129
                                                                              -----------------

SPECIAL VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 7.58%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $10,641,167 on 12/01/2006,
   collateralized by $10,615,000
   Federal National Mortgage
   Association, 5.80% due
   02/09/2026 (valued at
   $10,853,838, including interest) (c)                   $      10,640,000   $      10,640,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,640,000)                                                         $      10,640,000
                                                                              -----------------
TOTAL INVESTMENTS (SPECIAL VALUE FUND)
   (COST $164,664,016) - 127.14%                                              $     178,490,943
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.14)%                                    (38,106,950)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     140,383,993
                                                                              =================

SPECTRUM INCOME FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 17.08%

AEROSPACE - 0.13%
Raytheon Company                                                     21,100   $       1,076,944

ALUMINUM - 0.10%
Alcoa, Inc.                                                          26,500             826,005

AUTO PARTS - 0.10%
Genuine Parts Company (a)                                            17,700             829,953

AUTOMOBILES - 0.04%
Ford Motor Company (a)                                               40,500             329,265

BANKING - 0.75%
Bank of America Corp.                                                21,800           1,173,930
Citizens Banking Corp. (a)                                              300               8,052
Fifth Third Bancorp (a)                                              39,600           1,561,428
Mercantile Bankshares Corp.                                          11,400             519,954
National City Corp.                                                  14,800             534,280
SunTrust Banks, Inc.                                                 14,100           1,151,265
US Bancorp                                                           23,130             778,093
Washington Mutual, Inc.                                                 240              10,483
Wells Fargo & Company (c)                                            16,600             584,984
                                                                              -----------------
                                                                                      6,322,469

BIOTECHNOLOGY - 0.07%
MedImmune, Inc. *                                                    18,700             611,303

BROADCASTING - 0.13%
CBS Corp., Class B                                                   36,950           1,099,263

BUILDING MATERIALS & CONSTRUCTION - 0.12%
Masco Corp.                                                          34,500             989,805

BUSINESS SERVICES - 0.16%
Computer Sciences Corp. *                                             5,200             271,440
H & R Block, Inc. (a)                                                45,600           1,094,400
                                                                              -----------------
                                                                                      1,365,840

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 0.52%
Comcast Corp., Class A * (a)                                         11,100   $         449,106
EchoStar Communications Corp., Class A *                              9,300             334,893
Rogers Communications, Inc.                                          13,175             806,442
Time Warner, Inc. (a)                                                94,100           1,895,174
Viacom, Inc. *                                                       24,250             909,617
                                                                              -----------------
                                                                                      4,395,232

CELLULAR COMMUNICATIONS - 0.12%
Crown Castle International Corp. *                                    8,900             306,694
Motorola, Inc.                                                       31,800             705,006
                                                                              -----------------
                                                                                      1,011,700

CHEMICALS - 0.23%
Chemtura Corp.                                                       32,500             314,600
E.I. Du Pont De Nemours & Company                                    34,590           1,623,309
                                                                              -----------------
                                                                                      1,937,909

COMPUTERS & BUSINESS EQUIPMENT - 0.45%
Cisco Systems, Inc. *                                                28,800             774,144
Dell, Inc. *                                                         45,600           1,242,144
International Business Machines Corp.                                18,900           1,737,288
                                                                              -----------------
                                                                                      3,753,576

CONSTRUCTION MATERIALS - 0.12%
Vulcan Materials Company (a)                                         11,100             984,792

COSMETICS & TOILETRIES - 0.61%
Avon Products, Inc.                                                  34,000           1,109,760
Colgate-Palmolive Company                                            29,200           1,899,460
International Flavors & Fragrances, Inc.                             26,200           1,234,282
Kimberly-Clark Corp. (a)                                             13,900             923,933
                                                                              -----------------
                                                                                      5,167,435

DOMESTIC OIL - 0.13%
Murphy Oil Corp. (a)                                                 19,700           1,069,316

DRUGS & HEALTH CARE - 0.18%
Wyeth                                                                31,300           1,511,164

ELECTRICAL EQUIPMENT - 0.09%
Cooper Industries, Ltd., Class A                                      8,300             758,952

ELECTRICAL UTILITIES - 0.38%
Entergy Corp.                                                        16,000           1,461,120
FirstEnergy Corp. (a)                                                15,500             927,520
Pinnacle West Capital Corp.                                          11,700             577,278
TECO Energy, Inc.                                                    16,000             271,840
                                                                              -----------------
                                                                                      3,237,758

ELECTRONICS - 0.10%
Sony Corp.                                                           20,500             812,478

ENERGY - 0.42%
Duke Energy Corp.                                                    48,840           1,549,205
Progress Energy, Inc.                                                21,700           1,036,609
Xcel Energy, Inc. (a)                                                41,700             957,432
                                                                              -----------------
                                                                                      3,543,246

FINANCIAL SERVICES - 1.36%
Charles Schwab Corp.                                                 76,400           1,401,176
Citigroup, Inc.                                                      19,840             983,866

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Federal National Mortgage Association                                12,500   $         712,875
JP Morgan Chase & Company                                            76,500           3,540,420
Mellon Financial Corp.                                               41,200           1,657,476
Morgan Stanley                                                       25,600           1,949,696
State Street Corp. (c)                                               19,600           1,217,748
                                                                              -----------------
                                                                                     11,463,257

FOOD & BEVERAGES - 0.60%
Campbell Soup Company (a)                                            20,400             776,628
General Mills, Inc.                                                  22,500           1,258,875
McCormick & Company, Inc.                                            16,100             623,392
Sara Lee Corp.                                                       19,900             329,942
Sysco Corp.                                                          11,200             401,520
The Coca-Cola Company                                                35,100           1,643,733
                                                                              -----------------
                                                                                      5,034,090

GAS & PIPELINE UTILITIES - 0.22%
NiSource, Inc.                                                       65,460           1,614,244
Williams Companies, Inc.                                              9,695             269,133
                                                                              -----------------
                                                                                      1,883,377

HEALTHCARE PRODUCTS - 0.35%
Baxter International, Inc.                                           18,800             841,112
Boston Scientific Corp. *                                            34,900             552,118
Johnson & Johnson                                                    23,400           1,542,294
                                                                              -----------------
                                                                                      2,935,524

HOLDINGS COMPANIES/CONGLOMERATES - 0.48%
General Electric Company                                            114,900           4,053,672

HOMEBUILDERS - 0.07%
D.R. Horton, Inc. (a)                                                22,200             591,408

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc.                                                 11,000             889,900
Newell Rubbermaid, Inc.                                              48,400           1,378,916
                                                                              -----------------
                                                                                      2,268,816

INDUSTRIAL MACHINERY - 0.28%
Deere & Company                                                       8,300             796,800
Ingersoll-Rand Company, Class A                                      17,200             670,972
Pall Corp.                                                           27,600             866,364
                                                                              -----------------
                                                                                      2,334,136

INSURANCE - 0.99%
American International Group, Inc.                                   26,800           1,884,576
Chubb Corp.                                                          12,600             652,176
Lincoln National Corp.                                               20,200           1,284,518
Marsh & McLennan Companies, Inc.                                     74,900           2,353,358
St. Paul Travelers Companies, Inc.                                   25,300           1,310,793
UnumProvident Corp. (a)                                              40,800             835,584
                                                                              -----------------
                                                                                      8,321,005

INTERNATIONAL OIL - 1.29%
Anadarko Petroleum Corp.                                             21,600           1,066,176
ChevronTexaco Corp.                                                  40,850           2,954,272
Exxon Mobil Corp.                                                    38,700           2,972,547
Hess Corp.                                                           31,780           1,597,581

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Royal Dutch Shell PLC, ADR                                           32,600   $       2,315,578
                                                                              -----------------
                                                                                     10,906,154

INVESTMENT COMPANIES - 0.01%
Allied Capital Corp. (a)                                              2,300              70,702

LEISURE TIME - 0.25%
Lakes Gaming, Inc. * (a)                                             19,950             189,525
Regal Entertainment Group, Class A (a)                               29,225             608,172
Walt Disney Company                                                  39,900           1,318,695
                                                                              -----------------
                                                                                      2,116,392

LIQUOR - 0.19%
Anheuser-Busch Companies, Inc.                                       33,500           1,591,585

MANUFACTURING - 0.62%
3M Company                                                           16,100           1,311,506
Eaton Corp.                                                           7,700             593,516
Honeywell International, Inc.                                        41,400           1,779,372
Illinois Tool Works, Inc.                                             7,300             344,560
Tyco International, Ltd.                                             38,600           1,169,194
                                                                              -----------------
                                                                                      5,198,148

NEWSPAPERS - 0.27%
Dow Jones & Company, Inc. (a)                                        28,200           1,017,738
The New York Times Company, Class A (a)                              52,300           1,262,522
                                                                              -----------------
                                                                                      2,280,260

OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp. (a)                                             19,200           1,295,424

PAPER - 0.34%
International Paper Company                                          65,070           2,153,817
MeadWestvaco Corp.                                                   23,220             684,990
                                                                              -----------------
                                                                                      2,838,807

PETROLEUM SERVICES - 0.27%
BP PLC, SADR                                                         17,500           1,191,400
Schlumberger, Ltd.                                                   15,800           1,081,984
                                                                              -----------------
                                                                                      2,273,384

PHARMACEUTICALS - 1.01%
Abbott Laboratories                                                  23,800           1,110,508
Bristol-Myers Squibb Company                                         40,700           1,010,581
Eli Lilly & Company                                                  29,400           1,575,546
Merck & Company, Inc.                                                50,700           2,256,657
Pfizer, Inc.                                                         69,315           1,905,469
Schering-Plough Corp.                                                27,600             607,476
                                                                              -----------------
                                                                                      8,466,237

PHOTOGRAPHY - 0.12%
Eastman Kodak Company (a)                                            40,100           1,043,402

PUBLISHING - 0.26%
Gannett Company, Inc.                                                 6,500             386,880
Idearc, Inc. *                                                        1,835              50,536
Tribune Company (a)                                                  56,100           1,783,980
                                                                              -----------------
                                                                                      2,221,396

RAILROADS & EQUIPMENT - 0.31%
Norfolk Southern Corp.                                               13,800             679,650

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT (CONTINUED)
Union Pacific Corp.                                                  21,200   $       1,919,024
                                                                              -----------------
                                                                                      2,598,674

REAL ESTATE - 0.01%
Weingarten Realty Investors, REIT                                     2,585             123,356

RETAIL TRADE - 0.37%
Bed Bath & Beyond, Inc. *                                               700              27,125
Home Depot, Inc.                                                     37,100           1,408,687
RadioShack Corp. (a)                                                 18,800             329,564
Wal-Mart Stores, Inc.                                                30,000           1,383,000
                                                                              -----------------
                                                                                      3,148,376

SANITARY SERVICES - 0.13%
Synagro Technologies, Inc. (a)                                       26,900             121,857
Waste Management, Inc.                                               25,700             940,877
                                                                              -----------------
                                                                                      1,062,734

SEMICONDUCTORS - 0.20%
Analog Devices, Inc.                                                 31,000           1,008,120
Intel Corp.                                                          33,400             713,090
                                                                              -----------------
                                                                                      1,721,210

SOFTWARE - 0.31%
Microsoft Corp.                                                      88,800           2,604,504

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.20%
Citizens Communications Company (a)                                  17,425             246,912
Nokia Oyj, SADR                                                      56,100           1,134,342
Telus Corp., Non Voting Shares                                        6,950             333,878
                                                                              -----------------
                                                                                      1,715,132

TELEPHONE - 0.94%
ALLTEL Corp.                                                         20,200           1,146,148
AT&T, Inc.                                                           76,035           2,578,347
Qwest Communications International, Inc. * (a)                      161,000           1,238,090
Sprint Nextel Corp.                                                  58,400           1,139,384
Verizon Communications, Inc.                                         36,700           1,282,298
Windstream Corp. *                                                   38,678             539,171
                                                                              -----------------
                                                                                      7,923,438

TOBACCO - 0.09%
UST, Inc. (a)                                                        12,820             717,664

TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%
Mattel, Inc.                                                         63,700           1,398,215
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $124,052,623)                                       $     143,834,884
                                                                              -----------------
PREFERRED STOCKS - 0.27%

BROADCASTING - 0.04%
Spanish Broadcasting System, Series B *                                 300             330,000

BUILDING MATERIALS & CONSTRUCTION - 0.10%
General Motors Corp., Series B * (a)                                 40,300             837,031

ENERGY - 0.04%
NRG Energy, Inc., Series 4 *                                            100             151,025
NRG Energy, Inc. * (a)                                                  150             227,229
                                                                              -----------------
                                                                                        378,254

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
PREFERRED STOCKS (CONTINUED)

FINANCIAL SERVICES - 0.03%
Ford Motor Company Capital Trust II *                                 8,225   $         285,408

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.06%
Lucent Technologies Capital Trust I *                                   475             484,975
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $2,143,871)                                      $       2,315,668
                                                                              -----------------
U.S. TREASURY OBLIGATIONS - 6.21%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.63%
   1.875% due 07/15/2013                                  $         276,273             271,006
   2.00% due 07/15/2014 to 01/15/2026 (a)                         2,338,133           2,308,156
   2.50% due 07/15/2016 (a)                                       2,361,821           2,432,951
   3.625% due 01/15/2008                                            270,111             272,200
                                                                              -----------------
                                                                                      5,284,313

U.S. TREASURY BONDS - 3.22%
   4.50% due 02/15/2036 (a)                                       3,155,000           3,123,696
   5.375% due 02/15/2031                                          3,510,000           3,891,165
   5.50% due 08/15/2028 (a)                                         477,000             531,706
   6.00% due 02/15/2026 (a)                                       1,670,000           1,948,942
   6.125% due 08/15/2029 (a)                                      1,647,000           1,986,951
   6.25% due 08/15/2023 to 05/15/2030 (a)                         3,528,000           4,311,305
   6.375% due 08/15/2027 (a)                                        370,000             453,568
   6.50% due 11/15/2026                                             800,000             989,187
   7.125% due 02/15/2023 (a)                                      2,481,000           3,170,058
   7.625% due 02/15/2025 (a)                                      1,311,000           1,782,243
   7.875% due 02/15/2021 (a)                                        976,000           1,301,740
   8.00% due 11/15/2021 (a)                                          45,000              61,140
   8.875% due 08/15/2017                                            595,000             812,501
   8.875% due 02/15/2019 (a)                                      2,000,000           2,796,094
                                                                              -----------------
                                                                                     27,160,296

U.S. TREASURY NOTES - 2.28%
   3.375% due 11/15/2008 (a)                                        425,000             415,321
   3.50% due 05/31/2007 (a)                                         235,000             233,292
   3.875% due 02/15/2013 (a)                                      2,400,000           2,329,125
   4.25% due 11/15/2013                                           4,385,000           4,334,985
   4.25% due 08/15/2013 to 11/15/2014 (a)                         4,705,000           4,648,880
   4.50% due 02/15/2009 to 11/15/2015 (a)                         1,130,000           1,132,585
   4.75% due 03/31/2011 to 05/15/2014 (a)                         1,380,000           1,403,777
   4.875% due 02/15/2012 (a)                                      3,485,000           3,559,464
   5.125% due 05/15/2016 (a)                                      1,075,000           1,128,918
                                                                              -----------------
                                                                                     19,186,347

U.S. TREASURY STRIPS - 0.08%
   zero coupon due 05/15/2020                                     1,250,000             667,256
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,779,824)                                                         $      52,298,212
                                                                              -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.49%

FEDERAL AGRICULTURAL MORTGAGE CORP. - 0.07%
   6.00% due 07/01/2021 to 11/01/2021                               601,580             612,272

FEDERAL FARM CREDIT BANK - 0.08%
   1.875% due 01/16/2007                                            640,000             637,344

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN BANK - 0.18%
   3.00% due 04/15/2009                                   $         600,000   $         577,788
   3.875% due 08/22/2008                                            350,000             344,712
   5.25% due 06/18/2014                                             590,000             608,684
                                                                              -----------------
                                                                                      1,531,184

FEDERAL HOME LOAN MORTGAGE CORP. - 2.49%
   3.55% due 11/15/2007                                             600,000             591,230
   4.00% due 12/15/2009                                             425,000             416,551
   4.50% due 10/01/2007 to 09/01/2035                             1,313,117           1,275,129
   4.522% due 09/01/2032                                             52,941              52,806
   4.545% due 09/01/2035                                            329,698             320,869
   4.625% due 02/21/2008                                            650,000             647,656
   4.72% due 08/01/2035                                             486,940             476,885
   4.788% due 07/01/2035                                             89,523              89,217
   5.00% due 01/01/2009 to 11/01/2035                             6,030,264           5,913,867
   5.055% due 11/01/2035                                            264,753             262,052
   5.078% due 03/01/2036                                            617,221             612,069
   5.125% due 02/27/2009 to 07/15/2012                            2,395,000           2,431,823
   5.145% due 01/01/2036                                          1,606,872           1,607,140
   5.428% due 01/01/2036                                            137,502             138,104
   5.50% due 03/01/2018 to 04/01/2029                             1,496,161           1,506,894
   6.00% due 11/01/2011 to 12/01/2033                               283,607             288,004
   6.062% due 10/01/2036                                          1,210,000           1,222,246
   6.128% due 10/01/2036                                            949,241             961,328
   6.22% due 08/01/2036                                           1,157,189           1,175,889
   6.50% due 05/01/2017 to 01/01/2036                               861,033             879,800
   7.00% due 02/01/2024 to 06/01/2032                                63,987              65,986
   7.50% due 05/01/2024 to 06/01/2024                                 5,956               6,225
   10.50% due 05/01/2019                                                853                 865
                                                                              -----------------
                                                                                     20,942,635

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 6.60%
   3.25% due 08/15/2008                                             675,000             657,787
   3.825% due 10/01/2033                                            198,184             191,835
   3.875% due 07/15/2008                                            350,000             344,897
   4.026% due 07/01/2027                                              2,284               2,298
   4.375% due 09/15/2012                                            410,000             403,008
   4.50% due 02/15/2011 to 09/01/2035                             5,731,903           5,553,242
   4.625% due 10/15/2014                                            780,000             773,681
   4.694% due 09/01/2035                                            532,941             521,556
   4.793% due 11/01/2035                                            336,666             336,221
   4.836% due 06/01/2035                                            200,255             199,489
   4.9587% due 02/17/2009 (b)                                       260,000             253,383
   5.00% due 01/01/2009 to 02/01/2036                             6,179,425           6,082,029
   5.00% TBA **                                                   2,050,000           2,002,594
   5.06% due 07/01/2035 to 08/01/2036                             2,154,429           2,135,939
   5.112% due 10/01/2035                                            358,809             355,847
   5.319% due 12/01/2035                                            228,209             228,160
   5.376% due 12/01/2035                                            266,840             267,388
   5.455% due 01/01/2019                                              1,687               1,690
   5.50% due 07/01/2013 to 01/01/2036                            13,561,841          13,563,571
   5.544% due 12/01/2035                                            402,589             405,437
   5.685% due 12/01/2035                                            132,228             132,419

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   5.715% due 01/01/2036                                  $         934,839   $         937,165
   5.75% due 02/15/2008                                             580,000             585,361
   6.00% due 05/15/2011 to 09/01/2036                            11,567,505          11,768,542
   6.50% due 06/01/2013 to 09/01/2036                             3,551,237           3,629,363
   7.00% due 12/01/2029 to 12/01/2099                             2,122,308           2,180,028
   7.125% due 06/15/2010 to 01/15/2030                            1,840,000           2,080,949
                                                                              -----------------
                                                                                     55,593,879

FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.10%
   5.50% due 01/01/2021                                             867,010             872,257

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.97%
   4.00% due 09/15/2018                                             777,723             743,783
   4.50% due 09/15/2018 to 11/20/2035                             2,621,169           2,515,909
   5.00% due 02/15/2018 to 12/01/2099                            21,095,269          20,761,885
   5.50% due 02/15/2018 to 04/20/2036                            20,453,369          20,488,614
   5.50% TBA **                                                   4,218,168           4,224,851
   6.00% due 12/20/2008 to 08/20/2036                            15,957,101          16,219,819
   6.00% TBA **                                                   7,260,758           7,373,191
   6.50% due 07/15/2009 to 07/20/2035                            11,170,702          11,493,127
   6.50% TBA **                                                   1,268,379           1,302,530
   7.00% due 09/15/2012 to 10/20/2036                             5,780,989           5,965,319
   7.50% due 09/15/2012 to 06/15/2032                               463,841             483,674
   8.00% due 08/15/2007 to 06/20/2029                               376,605             398,740
   8.50% due 07/15/2008 to 02/15/2027                                98,000             104,620
   9.00% due 03/15/2009 to 05/15/2024                                57,433              61,317
   9.25% due 10/15/2016 to 12/15/2019                                 6,097               6,578
   9.50% due 06/15/2009 to 12/15/2024                                18,853              20,313
   9.75% due 07/15/2017 to 02/15/2021                                 4,556               5,027
   10.00% due 02/15/2016 to 03/15/2026                               76,038              84,360
   10.25% due 05/15/2020 to 11/15/2020                                4,796               5,336
   10.50% due 09/15/2015 to 07/15/2019                               10,786              12,036
   11.00% due 12/15/2009 to 07/20/2020                               33,901              37,400
   11.50% due 03/15/2010 to 11/15/2019                               17,565              19,535
   11.75% due 08/15/2013                                              1,610               1,797
   12.00% due 10/15/2010 to 06/15/2015                               17,556              19,719
   12.25% due 03/15/2014 to 07/20/2015                                1,557               1,721
   12.50% due 04/15/2010 to 07/15/2015                                6,928               7,624
   12.75% due 12/20/2013 to 12/20/2014                                1,504               1,667
   13.00% due 01/15/2011 to 09/20/2015                                5,978               6,684
   13.50% due 05/15/2010 to 01/15/2015                                4,108               4,600
                                                                              -----------------
                                                                                     92,371,776
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $171,593,228)                                                        $     172,561,347
                                                                              -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 13.41%

ARGENTINA - 0.19%
Republic of Argentina
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038 (b)                       ARS       700,000             121,143
   0.6245% due 12/15/2035 (b)                             $         425,000              54,655

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

ARGENTINA (CONTINUED)
Republic of Argentina (continued)
   0.6491% due 12/15/2035 (b)                             ARS     1,499,445   $          55,259
   2.00% due 09/30/2014 (b)                                       1,020,000             360,098
   5.83% due 12/31/2033 (b)                                         600,000             271,798
   7.00% due 09/12/2013                                   $         525,000             504,367
   8.28% due 12/31/2033 (a)                                         222,499             225,363
                                                                              -----------------
                                                                                      1,592,683

AUSTRIA - 0.52%
Republic of Austria
   4.00% due 07/15/2009                                   EUR     2,600,000           3,478,865
   5.50% due 01/15/2010                                             568,000             793,764
   6.25% due 07/15/2027                                              49,000              86,564
                                                                              -----------------
                                                                                      4,359,193

BELGIUM - 0.34%
Kingdom of Belgium
   4.25% due 09/28/2013                                             484,000             663,739
   5.00% due 03/28/2035                                             693,000           1,089,759
   6.25% due 03/28/2007                                             821,000           1,097,267
                                                                              -----------------
                                                                                      2,850,765

BRAZIL - 0.94%
Federative Republic of Brazil
   6.00% due 05/15/2015                                   BRL     1,345,000             863,777
   7.875% due 03/07/2015                                  $          50,000              56,000
   8.00% due 01/15/2018                                           2,195,000           2,448,523
   8.00% due 01/15/2018                                             300,000             334,290
   8.75% due 02/04/2025                                             475,000             582,825
   10.00% due 01/01/2014                                  BRL     2,014,000             828,218
   10.00% due 01/01/2012                                          2,757,000           1,173,349
   10.00% due 01/01/2010                                          2,850,000           1,268,968
   11.00% due 08/17/2040                                  $         270,000             359,100
                                                                              -----------------
                                                                                      7,915,050

CANADA - 0.19%
Government of Canada
   5.75% due 06/01/2033                                   CAD       455,000             512,067
Province of Quebec
   9.375% due 01/16/2023                                            246,000             334,339
Province of Ontario
   5.00% due 03/08/2014                                             687,000             636,939
Province of Quebec Canada
   9.375% due 01/16/2023                                            110,000             149,281
                                                                              -----------------
                                                                                      1,632,626

COLOMBIA - 0.06%
Republic of Colombia
   7.375% due 01/27/2017 (a)                              $         350,000             372,400
   7.375% due 09/18/2037 (a)                                        100,000             104,250
                                                                              -----------------
                                                                                        476,650

DENMARK - 0.09%
Kingdom of Denmark
   5.00% due 11/15/2013                                   DKK     3,277,000             630,853
   7.00% due 11/10/2024                                             364,000              90,935
                                                                              -----------------
                                                                                        721,788

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

ECUADOR - 0.02%
Republic of Ecuador, Series REGS
   10.00% due 08/15/2030 (b)                              $         150,000   $         139,875

FINLAND - 0.02%
Government of Finland
   5.00% due 07/04/2007                                   EUR       136,000             181,623

FRANCE - 1.72%
Government of France
   4.00% due 10/25/2014                                             640,000             867,021
   4.00% due 04/25/2009                                           1,400,000           1,871,657
   4.75% due 10/25/2012                                           1,460,000           2,047,414
   5.00% due 10/25/2016                                             227,000             332,524
   5.50% due 04/25/2029                                             637,000           1,047,995
   5.50% due 04/25/2010                                           4,720,000           6,624,983
   5.75% due 10/25/2032                                           1,005,000           1,734,804
                                                                              -----------------
                                                                                     14,526,398

GERMANY - 1.80%
Federal Republic of Germany
   3.25% due 07/04/2015                                           3,021,000           3,891,107
   4.00% due 01/04/2037                                             420,000             573,349
   4.50% due 01/04/2013                                           2,065,000           2,864,065
   4.75% due 07/04/2028                                             294,000             440,478
   4.75% due 07/04/2034                                             625,000             953,911
   5.25% due 07/04/2010                                           2,670,000           3,729,125
   5.50% due 01/04/2031                                             595,000             988,388
   6.00% due 07/04/2007                                           1,308,000           1,756,693
                                                                              -----------------
                                                                                     15,197,116

INDONESIA - 0.12%
Republic of Indonesia
   6.875% due 03/09/2017 (a)                              $         700,000             730,438
   8.50% due 10/12/2035 (a)                                         200,000             240,300
                                                                              -----------------
                                                                                        970,738

IRAQ - 0.12%
Republic of Iraq, Series REGS
   5.80% due 01/15/2028 (a)                                       1,500,000             975,000

IRELAND - 0.02%
Republic of Ireland
   4.00% due 04/18/2010                                   EUR        96,000             128,868

ITALY - 0.37%
Republic of Italy
   4.25% due 08/01/2014                                             187,000             255,197
   5.00% due 10/15/2007                                             332,000             445,025
   5.25% due 09/20/2016                                   $         450,000             459,290
   6.00% due 11/01/2007                                   EUR     1,025,000           1,386,658
   6.00% due 05/01/2031                                             271,000             461,508
   7.25% due 11/01/2026                                              75,000             141,900
                                                                              -----------------
                                                                                      3,149,578

JAMAICA - 0.09%
Government of Jamaica
   9.00% due 06/02/2015                                   $         215,000             231,125
   10.625% due 06/20/2017                                           450,000             531,900
                                                                              -----------------
                                                                                        763,025

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

JAPAN - 1.72%
Government of Japan
   0.50% due 06/10/2015                                   JPY   135,000,000   $       1,111,928
   1.00% due 12/20/2012                                         179,450,000           1,525,000
   1.00% due 06/10/2016                                         296,900,000           2,533,799
   1.10% due 09/20/2012                                          67,450,000             577,652
   1.30% due 12/20/2013                                         138,400,000           1,189,611
   1.40% due 03/21/2011                                         321,700,000           2,816,362
   1.70% due 09/20/2016                                          94,600,000             821,429
   1.90% due 03/20/2025                                         262,940,000           2,220,116
   1.90% due 12/20/2010                                          24,600,000             219,582
   1.90% due 06/20/2016                                          32,800,000             290,482
   2.00% due 06/20/2022                                          55,200,000             480,696
   2.00% due 12/20/2033                                          71,750,000             578,495
   2.20% due 06/22/2020                                          18,000,000             162,143
                                                                              -----------------
                                                                                     14,527,295

LEBANON - 0.03%
Government of Lebanon
   8.25% due 04/12/2021                                   $         100,000              93,625
   8.50% due 01/19/2016 (a)                                         180,000             174,600
                                                                              -----------------
                                                                                        268,225

MALAYSIA - 0.06%
Malaysia Government Bond
   3.756% due 04/28/2011                                  MYR       781,000             216,267
   6.90% due 03/15/2007                                           1,182,000             329,893
                                                                              -----------------
                                                                                        546,160

MEXICO - 1.11%
Government of Mexico
   5.625% due 01/15/2017                                  $         520,000             522,860
   6.75% due 09/27/2034 (a)                                         525,000             573,563
   7.50% due 04/08/2033                                              65,000              77,090
   8.00% due 12/24/2008                                   MXN     4,450,000             409,745
   8.00% due 12/28/2006                                           1,750,000             159,163
   8.00% due 12/19/2013                                          13,800,000           1,272,679
   8.125% due 12/30/2019                                  $         265,000             324,492
   9.00% due 12/22/2011                                   MXN    40,315,000           3,880,326
   9.00% due 12/20/2012                                          18,980,000           1,834,075
   9.50% due 12/18/2014                                           3,190,000             320,029
                                                                              -----------------
                                                                                      9,374,022

NETHERLANDS - 0.48%
Kingdom of Netherlands
   5.00% due 07/15/2011                                   EUR       188,000             263,455
   5.50% due 01/15/2028                                             137,000             224,183
   5.75% due 02/15/2007                                           2,650,000           3,527,950
                                                                              -----------------
                                                                                      4,015,588

PANAMA - 0.02%
Republic of Panama
   6.70% due 01/26/2036 (a)                               $         163,000             167,320

PERU - 0.06%
Republic of Peru
   8.375% due 05/03/2016 (a)                                        400,000             467,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

PERU (CONTINUED)
Republic of Peru (continued)
   8.75% due 11/21/2033                                   $          50,000   $          64,375
                                                                              -----------------
                                                                                        531,375

PHILIPPINES - 0.07%
Philippine Government International Bond
   7.50% due 09/25/2024                                             123,000             132,840
   7.75% due 01/14/2031                                             425,000             472,281
                                                                              -----------------
                                                                                        605,121

POLAND - 0.32%
Republic of Poland
   5.00% due 10/24/2013                                   PLN     3,825,000           1,322,598
   6.00% due 05/24/2009                                           3,890,000           1,392,005
                                                                              -----------------
                                                                                      2,714,603

PORTUGAL - 0.02%
Republic of Portugal
   5.15% due 06/15/2011                                   EUR       118,000             165,673

RUSSIA - 0.22%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                   $       1,665,000           1,890,941

SERBIA - 0.15%
Republic of Serbia
   zero coupon, Step up to 6.75% on
      11/01/2009 due 11/01/2024                                   1,375,000           1,267,475

SOUTH AFRICA - 0.19%
Republic of South Africa
   6.50% due 06/02/2014                                             485,000             512,548
   8.50% due 06/23/2017                                             250,000             304,375
Republic of South Africa
   13.00% due 08/31/2010                                  ZAR     3,451,000             553,848
   13.50% due 09/15/2015                                          1,260,000             236,063
                                                                              -----------------
                                                                                      1,606,834

SPAIN - 0.48%
Kingdom of Spain
   4.00% due 01/31/2010                                   EUR        46,000              61,687
   5.50% due 03/08/2011                                   AUD       560,000             430,715
   5.75% due 07/30/2032                                   EUR       127,000             218,178
   6.00% due 01/31/2008                                           2,427,000           3,300,811
                                                                              -----------------
                                                                                      4,011,391

SWEDEN - 0.18%
Kingdom of Sweden
   5.00% due 01/28/2009                                   SEK     9,800,000           1,477,795

TURKEY - 0.37%
Republic of Turkey
   6.875% due 03/17/2036 (a)                              $         785,000             739,863
   7.25% due 03/15/2015                                              50,000              51,530
   7.375% due 02/05/2025 (a)                                         40,000              40,500
   11.50% due 01/23/2012                                            100,000             122,125
   14.00% due 01/19/2011                                  TRY     2,720,000           1,721,637
   15.00% due 02/10/2010                                            320,000             207,499
   20.00% due 10/17/2007                                            300,000             211,971
                                                                              -----------------
                                                                                      3,095,125

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

UA (UKRAINE REPUBLIC) - 0.02%
Ukraine Government International Bond, Series
   REGS
   6.58% due 11/21/2016                                   $         200,000   $         200,380

UNITED KINGDOM - 1.15%
Government of United Kingdom
   4.25% due 03/07/2011                                   GBP     4,195,000           8,080,665
   4.25% due 06/07/2032                                             800,000           1,610,882
                                                                              -----------------
                                                                                      9,691,547

URUGUAY - 0.03%
Republic of Uruguay
   7.625% due 03/21/2036                                  $         250,000             266,250

VIETNAM - 0.07%
Socialist Republic of Vietnam
   6.875% due 01/15/2016                                            525,000             556,644
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $108,458,212)                                                        $     112,928,162
                                                                              -----------------
CORPORATE BONDS - 29.00%

ADVERTISING - 0.33%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                                            425,000             457,938
Advanstar Communications, Inc., Series B
   15.00% due 10/15/2011                                            200,000             207,500
Lamar Advertising Company
   2.875% due 12/31/2010 (a)                                        425,000             539,610
Lamar Media Corp.
   6.625% due 08/15/2015                                            350,000             339,937
R.H. Donnelley Corp.
   10.875% due 12/15/2012                                           350,000             381,500
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                                            850,000             892,500
                                                                              -----------------
                                                                                      2,818,985

AEROSPACE - 0.36%
BE Aerospace, Inc., Series B
   8.875% due 05/01/2011                                            250,000             259,062
Boeing Capital Corp.
   6.10% due 03/01/2011 (a)                                         330,000             344,226
Boeing Company
   8.75% due 08/15/2021                                              55,000              73,991
GenCorp, Inc.
   9.50% due 08/15/2013                                             550,000             577,500
Moog, Inc.
   6.25% due 01/15/2015                                             275,000             264,687
Northrop Grumman Corp.
   7.125% due 02/15/2011                                            355,000             382,204
   7.75% due 03/01/2016                                              35,000              41,182
Raytheon Company
   6.15% due 11/01/2008 (a)                                         170,000             172,821
Rolls-Royce Group PLC, EMTN
   4.50% due 03/16/2011                                   EUR        53,000              71,351
Sequa Corp.
   9.00% due 08/01/2009                                   $          25,000              26,594

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AEROSPACE (CONTINUED)
TransDigm, Inc.
   7.75% due 07/15/2014                                   $         475,000   $         489,250
United Technologies Corp.
   4.375% due 05/01/2010 (a)                                        250,000             245,739
   5.40% due 05/01/2035                                             110,000             110,472
                                                                              -----------------
                                                                                      3,059,079

AGRICULTURE - 0.16%
Bunge, Ltd.
   4.375% due 12/15/2008                                            475,000             465,174
Case New Holland, Inc.
   9.25% due 08/01/2011                                             325,000             344,906
Phosphate Resource Partners LP
   7.00% due 02/15/2008                                             100,000             102,000
Terra Capital, Inc.
   11.50% due 06/01/2010                                            375,000             405,938
                                                                              -----------------
                                                                                      1,318,018

AIR TRAVEL - 0.06%
Air Jamaica, Ltd., Series REGS
   9.375% due 07/08/2015                                             75,000              79,336
Continental Airlines, Inc.
   8.75% due 12/01/2011                                              75,000              75,469
Delta Air Lines, Inc.
   7.90% due 12/15/2009 (a)                                         550,000             327,250
                                                                              -----------------
                                                                                        482,055

ALUMINUM - 0.08%
Alcoa, Inc.
   4.25% due 08/15/2007                                              55,000              54,450
   6.00% due 01/15/2012                                             310,000             321,883
Century Aluminum Company
   7.50% due 08/15/2014                                             300,000             302,250
                                                                              -----------------
                                                                                        678,583

AMUSEMENT & THEME PARKS - 0.05%
Universal City Development Partners
   11.75% due 04/01/2010                                            375,000             402,656

APPAREL & TEXTILES - 0.18%
Broder Brothers, Series B
   11.25% due 10/15/2010                                            225,000             218,250
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                                             300,000             306,000
INVISTA
   9.25% due 05/01/2012                                             675,000             720,563
Rafaella Apparel Group, Inc.
   11.25% due 06/15/2011                                            268,000             270,680
                                                                              -----------------
                                                                                      1,515,493

AUTO PARTS - 0.20%
Accuride Corp.
   8.50% due 02/01/2015                                             250,000             239,375
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                              50,000              48,375
Lear Corp.
   8.75% due 12/01/2016                                             575,000             566,375
Rental Service Corp.
   5.57% due 11/27/2013                                             250,000             250,000

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AUTO PARTS (CONTINUED)
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                  $         550,000   $         558,250
                                                                              -----------------
                                                                                      1,662,375

AUTO SERVICES - 0.12%
Adesa, Inc.
   7.625% due 06/15/2012                                            250,000             248,125
ERAC USA Finance Company
   7.95% due 12/15/2009                                             115,000             123,527
Hertz Corp., Class A
   8.875% due 01/01/2014                                            625,000             648,438
                                                                              -----------------
                                                                                      1,020,090

AUTOMOBILES - 0.24%
AutoNation, Inc.
   7.00% due 04/15/2014                                             550,000             550,000
   7.373% due 04/15/2013 (b)                                        175,000             175,000
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013 (a)                                         460,000             478,460
   8.50% due 01/18/2031                                              60,000              73,322
DaimlerChrysler N.A. Holding Corp., MTN
   5.82% due 08/03/2009 (b)                                         470,000             470,560
ERAC USA Finance Company
   5.60% due 05/01/2015                                             240,000             240,745
                                                                              -----------------
                                                                                      1,988,087

BANKING - 1.62%
Australia & New Zealand Banking Group,
   Ltd., EMTN
   4.45% due 02/05/2015 (b)                               EUR        84,000             112,980
BAC Capital Trust VI
   5.625% due 03/08/2035                                  $         395,000             383,071
Banca Intesa SpA, EMTN
   5.85% due 05/08/2014 (b)                               EUR        67,000              92,436
Banca Monte dei Paschi di Siena SpA, EMTN
   4.50% due 09/24/2015 (b)                                          75,000             100,890
Bank Nederlandse Gemeenten, EMTN
   4.00% due 07/15/2014                                             105,000             140,634
Bank of America Corp.
   5.25% due 02/01/2007                                   $         150,000             149,947
   5.75% due 08/15/2016                                             210,000             217,493
Bank of Ireland
   6.45% due 02/10/2010                                   EUR        49,000              69,700
Bank One Corp.
   5.25% due 01/30/2013                                   $         200,000             200,889
Banknorth Capital Trust I, Series B
   10.52% due 05/01/2027                                             25,000              26,705
Banque du Liban, Series ECD
   10.00% due 04/25/2015                                            300,000             315,750
Barclays Bank PLC
   5.926% due 12/31/2049 (b)                                        205,000             209,912
Barclays Bank PLC, EMTN
   5.75% due 03/08/2011                                   EUR        66,000              93,507
BB&T Capital Trust II
   6.75% due 06/07/2036                                   $         420,000             469,560
BNP Paribas, EMTN
   5.25% due 12/17/2012                                   EUR        71,000             100,592

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Charter Comm Open Bank
   8.125% due 04/28/2013                                  $       1,500,000   $       1,509,375
Colonial Bank, N.A.
   9.375% due 06/01/2011                                            185,000             211,083
Credit Agricole SA, Series TSDI
   zero coupon, Step up to 6% on
   06/20/2018 due 06/20/2049 (b)                          GBP       100,000             188,439
Credit Suisse Group Finance Guernsey, Ltd.
   6.375% due 06/07/2013                                  EUR        76,000             113,328
Danske Bank A/S, EMTN
   4.25% due 06/20/2016 (b)                                          80,000             106,559
Deutsche Bank AG
   5.125% due 01/31/2013                                             72,000             100,657
Greenpoint Capital Trust I
   9.10% due 06/01/2027                                   $          25,000              26,449
HBOS PLC
   3.125% due 01/12/2007                                            170,000             169,492
   6.00% due 11/01/2033                                             420,000             444,335
HBOS PLC, EMTN
   4.375% due 10/30/2019 (b)                              EUR        99,000             132,824
HSBC Bank PLC, EMTN
   4.25% due 03/18/2016 (b)                                          61,000              81,683
HSBC Holdings PLC
   6.50% due 05/02/2036                                   $         175,000             194,039
   9.875% due 04/08/2018                                  GBP       100,000             244,480
Huntington National Bank, Series BKNT
   4.375% due 01/15/2010                                  $         220,000             214,779
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                          15,000              14,507
ING Bank NV, EMTN
   5.50% due 01/04/2012                                   EUR        71,000             100,573
Islandsbanki HF
   5.5338% due 10/15/2008 (b)                             $         200,000             199,522
Keybank NA
   5.80% due 07/01/2014                                              40,000              41,251
Keybank NA, Series BKNT
   4.412% due 03/18/2008                                             55,000              54,367
KeyCorp, MTN, Series G
   4.70% due 05/21/2009                                              45,000              44,516
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                                   GBP       524,000           1,017,597
Kreditanstalt fuer Wiederaufbau
   4.70% due 06/02/2037                                   CAD       315,000             287,357
Kreditanstalt fuer Wiederaufbau, Series EXCH
   5.50% due 12/07/2015                                   GBP       390,000             800,930
Landwirtschaftliche Rentenbank, Series 7
   3.75% due 06/15/2009                                   $         110,000             107,298
Marshall & Ilsley Bank, Series BKNT
   3.80% due 02/08/2008                                             110,000             108,146
   4.125% due 09/04/2007                                             50,000              49,623
Mizuho Capital Investment EUR 1, Ltd.
   5.02% due 06/29/2049 (b)                               EUR        50,000              66,717
Nordea Bank Finland PLC, EMTN
   5.75% due 03/26/2014 (b)                                          52,000              71,695
Northern Rock PLC, EMTN
   5.75% due 02/28/2017                                   GBP        99,000             197,380

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Northern Trust Company, Series BKNT
   4.60% due 02/01/2013                                   $         120,000   $         116,843
Northern Trust Corp.
   5.30% due 08/29/2011                                             144,000             145,957
Rabobank Nederland, EMTN
   3.125% due 07/19/2010                                  EUR        75,000              97,421
Regions Bank, Series BKNT
   2.90% due 12/15/2006                                   $         120,000             119,916
Royal Bank of Scotland PLC, EMTN
   zero coupon, Step up to 6.935% on
   09/08/2014 due 06/29/2049 (b)                          GBP       104,000             211,425
Sanpaolo IMI SpA, EMTN
   3.75% due 06/09/2015 (b)                               EUR        64,000              83,982
Standard Chartered Bank, EMTN
   3.625% due 02/03/2017 (b)                                         64,000              82,695
Sumitomo Mitsui Banking Corp, Series REGS
   4.375% due 07/29/2049 (b)                                         50,000              64,883
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                              $         200,000             198,833
Suncorp-Metway, Ltd.
   4.625% due 06/15/2013                                             30,000              29,193
SunTrust Banks, Inc.
   7.75% due 05/01/2010                                             250,000             271,200
Svensk Exportkredit AB
   2.875% due 01/26/2007                                            130,000             129,560
Svensk Exportkredit AB, Series GMTN
   4.875% due 09/29/2011                                            200,000             200,610
Svenska Handelsbanken, EMTN
   6.125% due 03/29/2049 (b)                              GBP        49,000              97,731
US Bancorp, MTN, Series P
   4.50% due 07/29/2010                                   $         190,000             186,863
US Bank NA
   6.50% due 02/01/2008                                             260,000             263,008
Wachovia Bank NA, Series BKNT
   4.875% due 02/01/2015 (a)                                        360,000             350,182
Wachovia Corp.
   5.41% due 07/20/2007 (b)                                          65,000              65,053
   5.50% due 08/01/2035 (a)                                         110,000             107,968
   6.40% due 04/01/2008                                              90,000              91,418
Webster Capital Trust II, Series B
   10.00% due 04/01/2027                                             35,000              37,046
Webster Financial Corp.
   5.125% due 04/15/2014                                            200,000             194,613
Wells Fargo Bank NA
   4.75% due 02/09/2015                                             270,000             261,976
Wells Fargo Company
   4.20% due 01/15/2010                                             205,000             200,077
   4.875% due 01/12/2011                                            225,000             224,583
Westpac Banking Corp.
   2.875% due 06/25/2008                                  EUR        21,000              27,455
World Savings Bank FSB, Series BKNT
   4.125% due 12/15/2009                                  $         195,000             190,262
                                                                              -----------------
                                                                                     13,633,820

BIOTECHNOLOGY - 0.05%
Amgen, Inc.
   4.00% due 11/18/2009 (a)                                         130,000             126,764

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Genentech, Inc.
   4.40% due 07/15/2010                                   $         125,000   $         122,968
   4.75% due 07/15/2015                                             205,000             199,344
                                                                              -----------------
                                                                                        449,076

BROADCASTING - 0.48%
Allbritton Communications Company
   7.75% due 12/15/2012                                             800,000             810,000
Barrington Broadcasting
   10.50% due 08/15/2014                                             75,000              74,625
Canadian Satellite Radio Holdings, Inc., ADR
   12.75% due 02/15/2014                                            250,000             249,063
CanWest Media, Inc.
   8.00% due 09/15/2012                                             400,000             413,000
Fisher Communications, Inc.
   8.625% due 09/15/2014                                            175,000             184,625
Gray Television, Inc.
   9.25% due 12/15/2011                                             675,000             705,375
Liberty Media Corp.
   4.00% due 11/15/2029                                             600,000             399,000
LIN Television Corp.
   2.50% due 05/15/2033                                              72,000              67,590
News America, Inc.
   6.20% due 12/15/2034                                             190,000             189,494
   7.375% due 10/17/2008                                            125,000             129,622
Sirius Satellite Radio, Inc.
   9.625% due 08/01/2013 (a)                                        425,000             419,687
XM Satellite Radio, Inc.
   9.75% due 05/01/2014 (a)                                         425,000             420,750
                                                                              -----------------
                                                                                      4,062,831

BUILDING MATERIALS & CONSTRUCTION - 0.37%
Brand Services, Inc.
   12.00% due 10/15/2012                                            350,000             388,990
Building Materials Corporation of America
   7.75% due 08/01/2014                                             625,000             565,625
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                            575,000             598,000
CRH America, Inc.
   6.00% due 09/30/2016                                             240,000             245,504
   6.40% due 10/15/2033                                              65,000              66,597
Interline Brands, Inc.
   8.125% due 06/15/2014                                            500,000             513,750
Lafarge SA
   6.15% due 07/15/2011                                             140,000             144,566
Lafarge SA, Series EMTN
   4.25% due 03/23/2016                                   EUR        50,000              64,763
Texas Industries, Inc.
   7.25% due 07/15/2013                                   $         500,000             505,000
                                                                              -----------------
                                                                                      3,092,795
BUILDINGS - 0.04%
D.R. Horton, Inc.
   4.875% due 01/15/2010                                             70,000              68,722
   5.625% due 09/15/2014                                            285,000             277,787
                                                                              -----------------
                                                                                        346,509

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES - 0.70%
Affinity Group, Inc.
   9.00% due 02/15/2012                                   $         350,000   $         346,500
   10.875% due 02/15/2012                                           111,170             109,502
Dun & Bradstreet Corp.
   5.50% due 03/15/2011                                             120,000             121,446
FTI Consulting, Inc.
   7.625% due 06/15/2013                                            375,000             387,188
   7.75% due 10/01/2016                                             250,000             258,750
Insurance Auto Auctions, Inc.
   11.00% due 04/01/2013                                            250,000             250,000
Invensys PLC
   9.875% due 03/15/2011 (a)                                        344,000             370,660
iPayment, Inc.
   9.75% due 05/15/2014                                             425,000             434,562
Nebraska Book Company, Inc.
   8.625% due 03/15/2012                                            425,000             405,875
Rental Service Corp.
   9.50% due 12/01/2014                                             425,000             430,312
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                            798,000             836,902
   9.972% due 08/15/2013 (b)                                        225,000             233,719
West Corp.
   11.00% due 10/15/2016                                            350,000             348,250
Xerox Corp.
   6.40% due 03/15/2016                                             326,000             339,135
   6.75% due 02/01/2017                                             855,000             909,190
   7.625% due 06/15/2013                                            125,000             132,088
                                                                              -----------------
                                                                                      5,914,079

CABLE AND TELEVISION - 1.18%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                           1,225,000           1,258,687
Comcast Cable Communications, Inc.
   8.375% due 05/01/2007                                            120,000             121,503
Comcast Corp.
   4.95% due 06/15/2016                                             407,000             386,223
   5.875% due 02/15/2018                                            455,000             457,293
Cox Communications, Inc.
   7.125% due 10/01/2012                                            266,000             287,191
   7.75% due 11/01/2010                                             115,000             124,885
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                            135,000             132,764
CSC Holdings, Inc.
   7.25% due 07/15/2008                                             775,000             784,687
DirecTV Holdings LLC
   6.375% due 06/15/2015                                            725,000             699,625
   8.375% due 03/15/2013                                            150,000             155,813
E.W. Scripps Company
   4.30% due 06/30/2010                                              50,000              48,539
EchoStar Communications Corp.
   5.75% due 05/15/2008 (a)                                         150,000             152,250
Echostar DBS Corp.
   5.75% due 10/01/2008                                              15,000              14,925
   6.625% due 10/01/2014                                            425,000             412,250
   7.00% due 10/01/2013                                             150,000             149,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Kabel Deutschland GmbH
   10.625% due 07/01/2014                                 $         300,000   $         330,750
News America, Inc.
   6.40% due 12/15/2035                                             220,000             224,700
Rainbow National Services LLC
   8.75% due 09/01/2012                                             100,000             105,000
Rogers Cable, Inc.
   5.50% due 03/15/2014                                             160,000             151,400
   6.75% due 03/15/2015                                             400,000             406,000
Shaw Communications, Inc.
   7.40% due 10/17/2007                                   CAD        45,000              40,288
   8.25% due 04/11/2010                                   $         125,000             132,344
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                           1,100,000           1,133,000
   8.75% due 12/15/2011                                             125,000             130,625
Superior Essex Communications &
   Essex Group, Inc.
   9.00% due 04/15/2012                                             225,000             234,000
Time Warner Entertainment Company LP
   7.25% due 09/01/2008                                             355,000             366,606
   8.375% due 03/15/2023                                            406,000             488,095
Time Warner, Inc.
   5.50% due 11/15/2011                                             275,000             276,806
Viacom, Inc.
   5.75% due 04/30/2011                                             335,000             337,812
Videotron Ltee
   6.375% due 12/15/2015                                            100,000              96,750
   6.875% due 01/15/2014                                            315,000             314,212
                                                                              -----------------
                                                                                      9,954,648

CELLULAR COMMUNICATIONS - 1.22%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                            400,000             433,960
America Movil SA de CV
   6.375% due 03/01/2035                                            225,000             222,186
American Cellular Corp., Series B
   10.00% due 08/01/2011                                            200,000             211,000
American Tower Corp.
   3.00% due 08/15/2012                                             275,000             531,094
   7.125% due 10/15/2012                                            310,000             316,975
   7.25% due 12/01/2011                                              50,000              51,750
   7.50% due 05/01/2012 (a)                                          50,000              51,500
AT&T Broadband Corp.
   8.375% due 03/15/2013                                            409,000             470,658
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                            370,000             407,603
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                                        150,000             156,750
   10.125% due 06/15/2013                                           525,000             564,375
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                             10,000              11,367
Cricket Communications, Inc.
   9.375% due 11/01/2014 (a)                                        675,000             690,188
Digicel, Ltd.
   9.25% due 09/01/2012                                             500,000             530,000

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Dobson Cellular Systems, Inc.
   8.875% due 10/01/2013 (a)                              $         200,000   $         201,500
   9.875% due 11/01/2012                                            225,000             244,125
Horizon PCS, Inc.
   11.375% due 07/15/2012                                           125,000             138,750
MetroPCS Wireless, Inc.
   9.25% due 11/01/2014                                             750,000             762,188
MMO2 PLC, EMTN
   6.375% due 01/25/2007                                  EUR        33,000              43,906
Motorola, Inc.
   7.50% due 05/15/2025                                   $          65,000              77,404
Nextel Communications, Inc.
   6.875% due 10/31/2013                                          1,022,000           1,044,995
Nextel Partners, Inc.
   8.125% due 07/01/2011                                            200,000             208,000
Rogers Wireless, Inc.
   6.375% due 03/01/2014                                            575,000             577,156
   7.50% due 03/15/2015                                              50,000              53,563
   8.00% due 12/15/2012                                             975,000           1,033,500
   9.625% due 05/01/2011                                            200,000             227,000
Rural Cellular Corp.
   9.875% due 02/01/2010                                            150,000             158,625
   10.898% due 11/01/2012                                           100,000             104,000
UbiquiTel Operating Company
   9.875% due 03/01/2011                                            300,000             324,000
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                            250,000             275,000
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                            165,000             164,993
                                                                              -----------------
                                                                                     10,288,111

CHEMICALS - 0.39%
Domtar, Inc.
   7.875% due 10/15/2011                                            200,000             204,000
Dow Chemical Company
   6.125% due 02/01/2011                                            120,000             124,544
Dow Chemical Company, EMTN
   4.375% due 06/25/2010                                  EUR        73,000              97,790
Hercules, Inc.
   6.75% due 10/15/2029                                   $         275,000             266,063
Huntsman International LLC
   7.875% due 11/15/2014                                            550,000             552,750
   11.625% due 10/15/2010                                           150,000             165,750
IMC Global, Inc.
   10.875% due 08/01/2013                                            25,000              28,469
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                           100,000             107,875
   11.25% due 06/01/2011                                             25,000              26,406
Ineos Group Holdings PLC
   8.50% due 02/15/2016                                             575,000             554,875
Lubrizol Corp.
   4.625% due 10/01/2009                                             60,000              59,184
   5.875% due 12/01/2008                                            195,000             196,945
Praxair, Inc.
   4.75% due 07/15/2007                                              85,000              84,753

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Rhodia SA
   6.241% due 10/15/2013 (b)                              EUR       550,000   $         725,754
Rockwood Specialties Group, Inc.
   10.625% due 05/15/2011                                 $          50,000              53,250
                                                                              -----------------
                                                                                      3,248,408

COAL - 0.10%
Alpha Natural Resources LLC
   10.00% due 06/01/2012                                            375,000             405,000
Foundation PA Coal Company
   7.25% due 08/01/2014                                             475,000             476,188
                                                                              -----------------
                                                                                        881,188

COMMERCIAL SERVICES - 0.12%
Brickman Group, Ltd., Series B
   11.75% due 12/15/2009                                            450,000             478,125
Mac-Gray Corp.
   7.625% due 08/15/2015                                            225,000             228,375
Rentokil Initial PLC, Series EMTN
   5.75% due 03/31/2016                                   GBP       150,000             292,495
                                                                              -----------------
                                                                                        998,995

COMPUTERS & BUSINESS EQUIPMENT - 0.18%
Broadview Networks Holdings, Inc.
   11.375% due 09/01/2012                                 $         225,000             234,000
Cisco Systems, Inc.
   5.25% due 02/22/2011                                             290,000             293,140
Hewlett-Packard Company
   5.50% due 07/01/2007                                             200,000             200,158
International Business Machines Corp., MTN
   3.80% due 02/01/2008                                             180,000             177,272
Unisys Corp.
   6.875% due 03/15/2010 (a)                                        225,000             219,375
   7.875% due 04/01/2008                                            325,000             325,000
   8.00% due 10/15/2012                                              75,000              73,125
                                                                              -----------------
                                                                                      1,522,070

CONSTRUCTION & MINING EQUIPMENT - 0.04%
JLG Industries, Inc.
   8.375% due 06/15/2012 (a)                                        200,000             210,968
Terex Corp.
   7.375% due 01/15/2014                                            100,000             101,500
                                                                              -----------------
                                                                                        312,468

CONTAINERS & GLASS - 0.54%
Ball Corp.
   6.875% due 12/15/2012                                            575,000             585,063
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                                            275,000             277,406
   9.265% due 09/15/2014 (b)                                        150,000             151,313
BWAY Corp.
   10.00% due 10/15/2010                                            400,000             420,000
Graham Packaging Company
   8.50% due 10/15/2012 (a)                                          75,000              74,250
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                             300,000             309,000
   9.50% due 08/15/2013 (a)                                          75,000              77,250
Greif, Inc.
   8.875% due 08/01/2012                                            225,000             236,812

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Owens Corning, Inc.
   6.50% due 12/01/2016                                   $         105,000   $         108,248
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                             525,000             540,750
   8.75% due 11/15/2012                                             355,000             375,412
   8.875% due 02/15/2009                                            350,000             358,750
Owens-Illinois, Inc.
   7.35% due 05/15/2008                                              75,000              75,000
Sealed Air Corp.
   5.375% due 04/15/2008                                            230,000             229,498
Silgan Holdings, Inc.
   6.75% due 11/15/2013                                             175,000             171,500
Stone Container Corp.
   8.375% due 07/01/2012                                            400,000             387,000
Stone Container Finance
   7.375% due 07/15/2014                                            200,000             182,000
                                                                              -----------------
                                                                                      4,559,252

COSMETICS & TOILETRIES - 0.02%
Chattem, Inc.
   7.00% due 03/01/2014 (a)                                         175,000             170,625

CRUDE PETROLEUM & NATURAL GAS - 0.89%
Amerada Hess Corp.
   7.375% due 10/01/2009                                             75,000              79,170
   7.875% due 10/01/2029                                            298,000             358,485
AmeriGas Partners LP
   7.25% due 05/20/2015                                             825,000             825,000
Atlantic Richfield Corp.
   9.125% due 03/01/2011 (a)                                        105,000             121,564
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                             325,000             325,000
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                           1,205,000           1,150,775
   6.875% due 11/15/2020                                            475,000             455,406
Clayton Williams Energy, Inc.
   7.75% due 08/01/2013                                             325,000             299,000
Complete Production Services, Inc.
   8.00% due 12/15/2016                                             275,000             277,750
Compton Petroleum Finance Corp.
   7.625% due 12/01/2013                                            575,000             546,250
Denbury Resources, Inc.
   7.50% due 04/01/2013                                             300,000             304,500
   7.50% due 12/15/2015                                             375,000             380,625
EnCana Corp.
   4.60% due 08/15/2009                                             190,000             187,351
   5.80% due 05/01/2014                                             400,000             408,414
   6.50% due 08/15/2034                                              45,000              48,073
Encore Acquisition Company
   7.25% due 12/01/2017                                             425,000             412,250
Hilcorp Energy I LP
   7.75% due 11/01/2015                                             400,000             394,000
   10.50% due 09/01/2010                                            375,000             402,656
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                            300,000             312,375
Range Resources Corp.
   7.50% due 05/15/2016                                              25,000              25,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Sempra Energy
   5.845% due 05/21/2008 (b)                              $         180,000   $         180,284
                                                                              -----------------
                                                                                      7,494,553

DOMESTIC OIL - 0.44%
ConocoPhillips Company
   5.30% due 04/15/2012                                             275,000             277,804
   5.90% due 10/15/2032 (a)                                         180,000             189,346
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                            790,000             844,654
   7.875% due 09/30/2031                                             95,000             117,974
Diamond Offshore Drilling, Inc.
   4.875% due 07/01/2015                                            240,000             229,531
   5.15% due 09/01/2014                                             395,000             386,466
Forest Oil Corp.
   8.00% due 12/15/2011                                             400,000             416,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                             200,000             210,750
Range Resources Corp.
   6.375% due 03/15/2015                                            650,000             630,500
Swift Energy Company
   9.375% due 05/01/2012 (a)                                         50,000              52,750
Valero Energy Corp.
   3.50% due 04/01/2009                                             320,000             308,294
   4.75% due 04/01/2014                                              65,000              61,951
                                                                              -----------------
                                                                                      3,726,020

DRUGS & HEALTH CARE - 0.08%
Biovail Corp.
   7.875% due 04/01/2010                                            200,000             201,500
CVS Corp.
   3.875% due 11/01/2007                                            240,000             236,489
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                                             225,000             230,625
   8.625% due 01/15/2011 (a)                                         25,000              26,125
                                                                              -----------------
                                                                                        694,739

EDUCATIONAL SERVICES - 0.21%
AAC Group Holding Corp.
   zero coupon, Step up to 10.25% on
      10/01/2008 due 10/01/2012 (a)                                 200,000             171,000
   12.75% due 10/01/2012 (a)                                        233,686             244,202
Education Management Corp.
   10.25% due 06/01/2016                                          1,300,000           1,371,500
                                                                              -----------------
                                                                                      1,786,702

ELECTRICAL EQUIPMENT - 0.07%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                             170,000             169,394
General Cable Corp.
   9.50% due 11/15/2010                                             400,000             426,000
                                                                              -----------------
                                                                                        595,394

ELECTRICAL UTILITIES - 1.33%
AES Corp.
   7.75% due 03/01/2014                                             135,000             143,100
   8.875% due 02/15/2011                                            275,000             296,656
   9.00% due 05/15/2015                                             930,000             998,588

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
AES Corp. (continued)
   9.375% due 09/15/2010                                  $         300,000   $         326,250
Alabama Power Company
   3.50% due 11/15/2007                                             150,000             147,702
   5.56% due 08/25/2009 (b)                                         160,000             160,548
Allegheny Energy Supply Company LLC
   7.80% due 03/15/2011                                             250,000             266,875
   8.25% due 04/15/2012                                              50,000              54,625
Appalachian Power Company
   5.6969% due 06/29/2007 (b)                                        70,000              70,087
   6.375% due 04/01/2036                                            170,000             179,679
Black Hills Corp.
   6.50% due 05/15/2013                                             235,000             239,162
CE Electric UK Funding Company
   6.995% due 12/30/2007                                            200,000             203,217
CenterPoint Energy Transition Bond Co., LLC,
   Series A-2
   4.97% due 08/01/2014                                             175,000             175,509
CenterPoint Energy, Inc., Series B
   5.875% due 06/01/2008                                            110,000             110,689
   7.25% due 09/01/2010                                             205,000             218,010
CMS Energy Corp.
   8.50% due 04/15/2011                                              50,000              54,625
   9.875% due 10/15/2007                                            475,000             491,625
Consumers Energy Co.
   5.80% due 09/15/2035 (a)                                         100,000              98,463
Dominion Resources, Inc.
   4.125% due 02/15/2008                                             65,000              64,159
Edison SpA, EMTN
   5.125% due 12/10/2010                                  EUR        45,000              61,979
El Paso Electric Company
   6.00% due 05/15/2035                                   $         245,000             244,624
Elia System Operator SA
   4.75% due 05/13/2014                                   EUR        68,000              93,674
Enbw International Finance BV, EMTN
   5.875% due 02/28/2012                                             36,000              51,711
Entergy Louisiana LLC
   5.83% due 11/01/2010                                   $          35,000              35,058
FirstEnergy Corp.
   6.45% due 11/15/2011                                             245,000             258,181
Midamerican Energy Holdings Company
   6.125% due 04/01/2036                                            220,000             230,608
Midwest Generation LLC
   8.75% due 05/01/2034                                             950,000           1,030,750
Mirant Americas Generation LLC
   8.30% due 05/01/2011                                             400,000             406,000
Mission Energy Holding Co.
   13.50% due 07/15/2008                                            400,000             444,000
Monongahela Power Company
   5.70% due 03/15/2017                                             265,000             269,927
National Grid PLC, EMTN
   5.00% due 07/02/2018                                   EUR        22,000              29,891
National Power Corp.
   9.62% due 08/23/2011 (b)                               $         200,000             226,202
Nevada Power Company
   5.875% due 01/15/2015                                             45,000              45,503

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                  $         350,000   $         396,375
Pacific Gas & Electric Company
   4.80% due 03/01/2014                                             235,000             228,957
   6.05% due 03/01/2034                                              50,000              52,110
Pepco Holdings, Inc.
   5.50% due 08/15/2007                                             110,000             110,079
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                              85,000              83,004
RWE Finance BV, EMTN
   5.375% due 04/18/2008                                  EUR        33,000              44,556
   6.375% due 06/03/2013                                  GBP        49,000             101,699
San Diego Gas & Electric Company
   5.35% due 05/15/2035 (a)                               $          60,000              58,618
Scottish Power UK PLC
   8.375% due 02/20/2017                                  GBP        39,000              94,577
Sierra Pacific Resources
   7.803% due 06/15/2012                                  $         125,000             131,844
   8.625% due 03/15/2014                                            850,000             917,859
Southern California Edison Company
   4.65% due 04/01/2015 (a)                                         275,000             264,329
Tri-State Generation & Transmission Association
   6.04% due 01/31/2018                                             110,000             112,327
Vattenfall Treasury AB, EMTN
   6.00% due 04/03/2009                                   EUR        35,000              48,551
Virginia Electric and Power Company
   4.50% due 12/15/2010                                   $          35,000              34,205
   6.00% due 01/15/2036                                             310,000             321,896
Westar Energy, Inc.
   5.10% due 07/15/2020                                             185,000             176,091
Western Power Distribution Holdings, Ltd.
   6.875% due 12/15/2007                                            160,000             161,240
Wisconsin Electric Power Company
   3.50% due 12/01/2007                                             120,000             118,079
                                                                              -----------------
                                                                                     11,184,073

ELECTRONICS - 0.29%
Celestica, Inc.
   7.875% due 07/01/2011 (a)                                        400,000             401,000
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                            550,000             545,875
NXP BV/NXP Funding LLC
   8.118% due 10/15/2013 (a)(b)                                     500,000             507,500
   9.50% due 10/15/2015                                             825,000             846,656
NXP BV/NXP Funding LLC, Series REGS
   8.625% due 10/15/2015                                  EUR        75,000             103,673
                                                                              -----------------
                                                                                      2,404,704

ENERGY - 0.84%
Copano Energy LLC
   8.125% due 03/01/2016                                  $         375,000             386,250
Duke Capital LLC
   6.25% due 02/15/2013 (a)                                         450,000             469,548
Duke Capital LLC, Series B
   6.75% due 07/15/2018 (a)                                          90,000              97,266
Enterprise Products Operating LP
   4.95% due 06/01/2010                                             175,000             172,743

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                   $          80,000   $          78,973
   5.60% due 10/15/2014                                             120,000             119,483
Ferrellgas Partners LP
   8.75% due 06/15/2012                                             450,000             462,375
Florida Power & Light Company
   6.20% due 06/01/2036                                             110,000             121,155
Mirant North America LLC
   7.375% due 12/31/2013                                          1,725,000           1,746,562
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                              50,000              52,068
NRG Energy, Inc.
   7.25% due 02/01/2014                                             400,000             400,000
   7.375% due 02/01/2016                                          1,855,000           1,855,000
Peabody Energy Corp.
   7.375% due 11/01/2016                                            250,000             262,813
Progress Energy, Inc.
   5.625% due 01/15/2016 (a)                                        400,000             404,662
Stone Energy Corp.
   8.1238% due 07/15/2010 (b)                                       400,000             397,000
TXU Energy Company LLC
   6.125% due 03/15/2008                                             45,000              45,409
Xcel Energy, Inc.
   7.00% due 12/01/2010                                              30,000              31,955
                                                                              -----------------
                                                                                      7,103,262

FINANCIAL SERVICES - 4.02%
AGY Holding Corp.
   11.00% due 11/15/2014                                            175,000             175,000
AIG SunAmerica Global Financing XII
   5.30% due 05/30/2007                                              75,000              74,978
Altria Finance Cayman Islands, Ltd.
   5.625% due 06/24/2008                                  EUR        61,000              82,733
American Commercial Lines, Inc.
   9.50% due 02/15/2015                                   $         350,000             388,500
American Express Company
   5.25% due 09/12/2011                                             230,000             232,491
   5.50% due 09/12/2016                                              50,000              51,029
American Express Credit Corp., EMTN
   3.625% due 10/13/2009                                  EUR        55,000              72,271
American General Finance Corp., Series I, MTN
   5.40% due 12/01/2015 (a)                               $         250,000             251,054
American Honda Finance Corp.
   4.50% due 05/26/2009                                             365,000             360,592
Arch Western Finance LLC
   6.75% due 07/01/2013                                             275,000             269,500
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                            750,000             823,125
Bear Stearns Companies, Inc.
   4.00% due 01/31/2008                                             150,000             148,082
   5.50% due 08/15/2011                                             275,000             279,694
   5.55% due 01/22/2017 (a)                                         105,000             106,109
BHP Billiton Finance USA, Ltd.
   4.80% due 04/15/2013                                             340,000             333,588
Boeing Capital Corp., MTN, Series X
   6.35% due 11/15/2007 (a)                                         160,000             161,393

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Capital One Bank
   6.50% due 06/13/2013                                   $         330,000   $         351,613
Capital One Financial Corp.
   4.738% due 05/17/2007                                            160,000             159,424
   6.15% due 09/01/2016                                             215,000             225,487
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                             125,000             123,546
Caterpillar Financial Services Corp., MTN, Series F
   4.50% due 09/01/2008                                             140,000             138,551
CIT Group, Inc.
   5.50% due 11/30/2007                                              65,000              65,191
   6.00% due 04/01/2036                                             165,000             166,733
CIT Group, Inc., GMTN
   4.25% due 09/22/2011                                   EUR       100,000             133,153
CIT Group, Inc., MTN
   5.5238% due 08/15/2008 (b)                             $         115,000             115,231
Citigroup, Inc.
   3.625% due 02/09/2009                                            130,000             126,388
   3.875% due 05/21/2010                                  EUR        35,000              46,397
   4.75% due 02/10/2019 (b)                                         100,000             137,244
   5.00% due 09/15/2014                                   $         175,000             172,986
   5.30% due 01/07/2016 (a)                                         285,000             287,433
Countrywide Financial Corp.
   6.25% due 05/15/2016                                             455,000             469,405
Countrywide Home Loans, Inc., MTN
   4.125% due 09/15/2009                                            150,000             146,252
Credit Suisse USA, Inc.
   5.50% due 08/16/2011                                             170,000             173,187
ERAC USA Finance Company
   6.75% due 05/15/2007                                             150,000             150,723
ERP Operating LP
   3.85% due 08/15/2026                                              15,000              15,571
Ford Motor Credit Company
   5.80% due 01/12/2009                                             330,000             322,386
   6.34% due 03/21/2007 (b)                                          50,000              49,985
   6.50% due 01/25/2007 (a)                                          60,000              60,018
   6.9438% due 01/15/2010 (b)                                       100,000              96,257
   7.375% due 10/28/2009                                            135,000             134,774
   9.8238% due 04/15/2012 (b)                                     2,225,000           2,354,958
Franklin Resources, Inc.
   3.70% due 04/15/2008                                              60,000              58,600
Fund American Companies, Inc.
   5.875% due 05/15/2013                                            205,000             206,514
GATX Financial Corp.
   5.50% due 02/15/2012                                             645,000             648,580
GE Capital European Funding, Series EMTN
   3.50% due 02/14/2013                                   EUR       110,000             142,817
GE Capital UK Funding, EMTN
   5.625% due 12/12/2014                                  GBP       145,000             292,965
General Electric Capital Corp.
   6.125% due 02/22/2011                                  $         220,000             229,490
General Electric Capital Corp., MTN
   5.375% due 10/20/2016                                            335,000             341,015
General Electric Capital Corp., Series REGS
   4.625% due 09/15/2066 (b)                              EUR        85,000             115,521

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp., Series A, MTN
   5.00% due 06/15/2007                                   $         130,000   $         129,814
   6.00% due 06/15/2012 (a)                                          50,000              52,324
General Motors Acceptance Corp.
   5.625% due 05/15/2009                                            290,000             288,178
   6.3238% due 07/16/2007 (a)(b)                                    180,000             180,308
   6.75% due 12/01/2014 (a)                                         800,000             820,338
   8.00% due 11/01/2031 (a)                                       3,000,000           3,362,538
General Motors Nova Scotia Finance Company
   6.85% due 10/15/2008                                             750,000             739,687
GIE Suez Alliance, EMTN
   5.125% due 06/24/2015                                  EUR        82,000             116,466
Global Cash Access LLC
   8.75% due 03/15/2012                                   $         500,000             528,125
GMAC LLC, Series EMTN
   5.75% due 09/27/2010                                   EUR        40,000              53,798
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034                                  $         921,000             960,442
Goldman Sachs Group, Inc.
   4.25% due 08/04/2010                                   EUR        73,000              97,626
   5.4966% due 07/02/2007 (b)                             $          65,000              65,068
   6.60% due 01/15/2012 (a)                                         150,000             160,001
Hartford Financial Services Group, Inc.
   5.25% due 10/15/2011                                             260,000             261,973
HSBC Finance Corp.
   4.125% due 11/16/2009                                            150,000             146,067
   5.00% due 06/30/2015 (a)                                         430,000             423,384
   5.50% due 01/19/2016                                             440,000             447,328
   5.75% due 01/30/2007                                              95,000              95,052
HSBC USA, Inc.
   4.625% due 04/01/2014                                            100,000              96,589
International Lease Finance Corp.
   3.75% due 08/01/2007                                             160,000             158,283
International Lease Finance Corp., EMTN
   4.125% due 10/09/2008                                  EUR        70,000              93,048
International Lease Finance Corp., MTN
   5.45% due 03/24/2011                                   $         325,000             328,805
iPCS, Inc.
   11.50% due 05/01/2012                                            150,000             166,875
Jefferies Group, Inc.
   6.25% due 01/15/2036                                             260,000             257,228
John Deere Capital Corp.
   3.90% due 01/15/2008                                              85,000              83,820
   7.00% due 03/15/2012                                             400,000             434,515
JP Morgan Chase Capital XVIII, Series R
   6.95% due 08/17/2036                                             115,000             127,453
JPMorgan Chase & Company
   3.125% due 12/11/2006                                            125,000             124,952
JPMorgan Chase & Company, EMTN
   4.25% due 06/09/2011                                   EUR        39,000              52,314
   4.375% due 11/12/2019 (b)                                         50,000              66,700
JSG Funding PLC
   7.75% due 04/01/2015                                   $         275,000             264,000
   9.625% due 10/01/2012                                            425,000             449,437
Legg Mason, Inc.
   6.75% due 07/02/2008                                             165,000             168,895

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.
   5.75% due 01/03/2017                                   $         330,000   $         337,927
Lehman Brothers Holdings, Inc., Series MTNG
   3.95% due 11/10/2009                                             325,000             315,560
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                                        200,000             197,762
MBNA America Bank NA, EMTN
   4.625% due 08/03/2009                                            300,000             297,482
MBNA Europe Funding Plc, EMTN
   4.50% due 01/23/2009                                   EUR        33,000              44,334
Mellon Funding Corp.
   6.375% due 11/08/2011                                  GBP       110,000             226,119
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                                   $         575,000             606,268
   6.22% due 09/15/2026                                             250,000             263,962
Merrill Lynch & Company, Inc., EMTN
   4.625% due 10/02/2013                                  EUR        68,000              93,097
Merrill Lynch & Company, Inc., Series CPI
   4.33% due 03/02/2009 (b)                               $         150,000             146,364
Metropolitan Life Global Funding
   5.125% due 11/09/2011                                            435,000             436,342
Mizuho Capital Investment 1, Ltd.
   6.686% due 03/29/2049 (b)                                        126,000             129,357
Morgan Stanley, Series GMTN
   5.125% due 11/30/2015                                  GBP       100,000             193,810
Morgan Stanley, Series MTN
   6.25% due 08/09/2026                                   $         100,000             107,091
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)                                     200,000             206,631
National Rural Utilities Cooperative Finance Corp.
   3.875% due 02/15/2008 (a)                                        200,000             197,114
   4.375% due 10/01/2010                                            100,000              97,874
Nationwide Building Society, EMTN
   3.375% due 08/17/2015 (b)                              EUR        55,000              71,294
Nell AF SARL
   8.375% due 08/15/2015 (a)                              $         625,000             639,844
   8.375% due 08/15/2015                                  EUR        50,000              70,529
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                           $         600,000             522,000
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                                         275,000             255,750
Nisource Finance Corp.
   5.94% due 11/23/2009 (b)                                         140,000             140,007
Nissan Motor Acceptance Corp.
   4.625% due 03/08/2010                                            120,000             117,391
PNC Funding Corp.
   4.20% due 03/10/2008                                             250,000             245,733
Residential Capital Corp.
   6.125% due 11/21/2008                                            151,000             152,715
   6.4738% due 04/17/2009 (b)                                       170,000             171,801
   7.2044% due 04/17/2009 (b)                                       125,000             125,355
Sally Holdings LLC
   9.25% due 11/15/2014                                             425,000             434,563
Sand Rdige Bridge Loan
   3.77% due 11/30/2007                                           1,000,000           1,000,000

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
SLM Corp., MTN
   5.625% due 08/01/2033 (a)                              $          45,000   $          44,414
SLM Corp., MTN, Series A
   5.5769% due 01/26/2009 (b)                                       220,000             220,769
SLM Corp., Series CPI
   4.30% due 04/01/2009 (b)                                         365,000             354,784
Sovereign Capital Trust VI
   7.908% due 06/13/2036                                            245,000             280,235
Stripes Acquisition LLC
   10.625% due 12/15/2013                                           142,000             153,360
Sun Life Canada US Capital Trust
   8.526% due 05/29/2049                                            270,000             284,331
Sun Life Financial Global Funding LP
   5.64% due 10/06/2013 (b)                                         250,000             249,992
Torchmark Corp.
   6.375% due 06/15/2016                                            230,000             241,885
Toyota Motor Credit Corp.
   2.875% due 08/01/2008                                            235,000             226,744
UBS AG
   4.50% due 09/16/2019                                   EUR        62,000              84,169
                                                                              -----------------
                                                                                     33,854,724

FOOD & BEVERAGES - 0.52%
B&G Foods Holding Corp.
   8.00% due 10/01/2011                                   $         500,000             505,000
Cott Beverages USA, Inc.
   8.00% due 12/15/2011                                             265,000             270,300
Del Monte Corp.
   8.625% due 12/15/2012                                            325,000             342,875
General Mills, Inc.
   3.875% due 11/30/2007                                            215,000             211,709
General Mills, Inc., Series MTN
   6.378% due 10/15/2008                                            215,000             219,136
McCormick & Company, Inc.
   5.20% due 12/15/2015                                             430,000             426,585
   5.80% due 07/15/2011                                             130,000             133,435
McCormick & Company, Inc., MTN
   3.35% due 04/15/2009                                             110,000             106,624
Nutro Products, Inc.
   9.40% due 10/15/2013 (b)                                         400,000             412,000
   10.75% due 04/15/2014                                            375,000             406,875
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                              35,000              36,313
PepsiAmericas, Inc.
   4.875% due 01/15/2015                                             55,000              53,512
SABMiller PLC
   6.20% due 07/01/2011                                             485,000             501,503
Sysco Corp.
   5.375% due 09/21/2035 (a)                                        100,000              98,765
Tate & Lyle International Finance PlC
   6.125% due 06/15/2011                                            200,000             205,179
The Wornick Company
   10.875% due 07/15/2011 (a)                                       200,000             162,000
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                             185,000             191,131

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
William Wrigley Jr. Company
   4.65% due 07/15/2015                                   $          60,000   $          58,012
                                                                              -----------------
                                                                                      4,340,954

FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
   7.375% due 03/15/2032 (a)                                        115,000             123,731

FURNITURE & FIXTURES - 0.06%
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                                         500,000             519,375

GAS & PIPELINE UTILITIES - 0.70%
ANR Pipeline Company
   8.875% due 03/15/2010                                            110,000             115,624
Aquila Canada Finance Corp.
   7.75% due 06/15/2011 (a)                                         200,000             212,313
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                                            225,000             230,625
Atmos Energy Corp.
   4.00% due 10/15/2009                                             230,000             221,928
   5.95% due 10/15/2034 (a)                                          40,000              38,621
Boardwalk Pipelines LLC
   5.50% due 02/01/2017                                              90,000              88,348
Colorado Interstate Gas Company
   5.95% due 03/15/2015                                             300,000             294,597
   6.80% due 11/15/2015                                             400,000             414,603
Duke Capital LLC
   7.50% due 10/01/2009                                             130,000             137,366
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                             15,000              15,525
Kinder Morgan Finance Company, ULC
   5.70% due 01/05/2016                                             480,000             447,390
Kinder Morgan, Inc.
   6.50% due 09/01/2012                                             170,000             172,187
National Gas Company
   6.05% due 01/15/2036                                             105,000             105,985
National Gas Co of Trinidad & Tobago Ltd,
   Series REGS
   6.05% due 01/15/2036                                             100,000             101,239
Panhandle Eastern Pipe Line Company
   4.80% due 08/15/2008                                             155,000             152,934
Panhandle Eastern Pipe Line Company, Series B
   2.75% due 03/15/2007                                             130,000             129,017
Piedmont Natural Gas Company
   6.00% due 12/19/2033                                              15,000              15,701
Roseton/Danskammer, Series A
   7.27% due 11/08/2010                                             200,000             203,000
Southern California Gas Co.
   5.75% due 11/15/2035                                             265,000             274,100
Southern Natural Gas Company
   8.875% due 03/15/2010                                            460,000             483,517
Sunoco, Inc.
   4.875% due 10/15/2014                                             30,000              28,875
Williams Companies, Inc.
   7.625% due 07/15/2019                                             50,000              53,000
   7.75% due 06/15/2031 (a)                                         100,000             104,000
   8.125% due 03/15/2012                                          1,550,000           1,666,250

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc. (continued)
   8.75% due 03/15/2032                                   $          25,000   $          28,062
Williams Companies, Inc., Series A
   7.50% due 01/15/2031                                             125,000             128,750
                                                                              -----------------
                                                                                      5,863,557

GOLD - 0.01%
Newmont Mining Corp.
   5.875% due 04/01/2035                                            130,000             125,726

HEALTHCARE PRODUCTS - 0.11%
Fresenius Medical Care Capital Trust
   7.875% due 02/01/2008                                                280             284,200
   7.875% due 06/15/2011                                             25,000              26,125
Medtronic, Inc., Series B
   4.375% due 09/15/2010                                            145,000             141,767
   4.75% due 09/15/2015                                             330,000             318,039
VWR International, Inc.
   8.00% due 04/15/2014 (a)                                         150,000             153,000
                                                                              -----------------
                                                                                        923,131

HEALTHCARE SERVICES - 0.30%
Cardinal Health, Inc.
   3.50% due 10/02/2009                                             260,000             260,058
Concentra Operating Corp.
   9.125% due 06/01/2012                                            200,000             209,750
   9.50% due 08/15/2010                                             325,000             340,844
CRC Health Corp.
   10.75% due 02/01/2016                                            225,000             240,187
DaVita, Inc.
   6.625% due 03/15/2013                                            275,000             272,938
   7.25% due 03/15/2015                                             200,000             201,500
Team Health, Inc.
   11.25% due 12/01/2013                                            225,000             230,625
US Oncology, Inc.
   9.00% due 08/15/2012                                             150,000             157,125
   10.75% due 08/15/2014                                             75,000              82,875
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                             250,000             250,000
WellPoint, Inc.
   4.25% due 12/15/2009                                              40,000              39,099
   5.00% due 01/15/2011                                             280,000             278,548
                                                                              -----------------
                                                                                      2,563,549

HOLDINGS COMPANIES/CONGLOMERATES - 0.17%
Hutchison Whampoa Finance, Ltd.
   5.875% due 07/08/2013                                  EUR        62,000              89,288
   6.95% due 08/01/2007                                   $         100,000             100,987
Leucadia National Corp.
   7.00% due 08/15/2013                                             415,000             417,075
Visant Corp.
   7.625% due 10/01/2012                                            325,000             328,250
Visant Holding Corp.
   zero coupon, Step up to 10.25% on
      12/01/2008 due 12/01/2013                                     600,000             519,000
                                                                              -----------------
                                                                                      1,454,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS - 0.14%
Centex Corp.
   4.55% due 11/01/2010                                   $          75,000   $          72,642
   5.45% due 08/15/2012                                             260,000             257,864
Lennar Corp., Series B
   5.60% due 05/31/2015                                             205,000             199,209
   5.95% due 10/17/2011                                              25,000              25,333
   6.14% due 03/19/2009 (b)                                          70,000              70,006
MDC Holdings, Inc., MTN
   5.375% due 12/15/2014                                             60,000              56,399
NVR, Inc.
   5.00% due 06/15/2010                                             115,000             112,607
Pulte Homes, Inc.
   4.875% due 07/15/2009 (a)                                         70,000              69,341
   5.20% due 02/15/2015 (a)                                         325,000             311,738
Ryland Group, Inc.
   5.375% due 01/15/2015 (a)                                         20,000              18,705
                                                                              -----------------
                                                                                      1,193,844

HOTELS & RESTAURANTS - 0.26%
American Casino & Entertainment Properties LLC
   7.85% due 02/01/2012                                             400,000             409,000
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                                             505,000             489,622
O'Charleys, Inc.
   9.00% due 11/01/2013                                             250,000             262,500
Poster Financial Group, Inc.
   8.75% due 12/01/2011                                             400,000             416,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                            165,000             174,075
Restaurant Company
   10.00% due 10/01/2013 (a)                                        275,000             259,188
Yum! Brands, Inc.
   7.70% due 07/01/2012                                             130,000             143,346
                                                                              -----------------
                                                                                      2,153,731

HOUSEHOLD APPLIANCES - 0.03%
Gregg Appliances, Inc.
   9.00% due 02/01/2013                                              75,000              71,062
Whirlpool Corp.
   6.125% due 06/15/2011                                            140,000             143,970
                                                                              -----------------
                                                                                        215,032

HOUSEHOLD PRODUCTS - 0.06%
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
      12/15/2009 due 12/15/2014 (a)                                 350,000             266,000
   7.875% due 01/15/2014 (a)                                        250,000             248,750
                                                                              -----------------
                                                                                        514,750

INDUSTRIAL MACHINERY - 0.05%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                            400,000             413,000

INSURANCE - 0.55%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                            150,000             155,018
Allstate Financial Global Funding
   5.25% due 02/01/2007                                             100,000              99,979

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Allstate Life Funding LLC, EMTN
   6.375% due 01/17/2011                                  GBP        49,000   $          99,558
ASIF II, EMTN
   5.625% due 02/01/2012                                             49,000              97,637
Cigna Corp.
   7.40% due 05/15/2007                                   $          80,000              80,645
Cincinnati Financial Corp.
   6.92% due 05/15/2028                                             150,000             171,171
Genworth Financial, Inc.
   5.75% due 06/15/2014                                             380,000             393,392
   6.15% due 11/15/2066 (b)                                         156,000             158,661
Highmark, Inc.
   6.80% due 08/15/2013                                             225,000             239,313
ING Security Life Institutional Funding
   2.70% due 02/15/2007                                             195,000             193,788
Jefferson-Pilot Capital Trust A
   8.14% due 01/15/2046                                             120,000             124,986
Marsh & McLennan Companies, Inc.
   5.375% due 07/15/2014                                            465,000             454,273
MassMutual Global Funding II
   3.25% due 06/15/2007                                             140,000             138,502
Monumental Global Funding, Ltd., EMTN
   5.375% due 03/13/2009                                  EUR        39,000              53,269
Nationwide Financial Services, Inc.
   5.90% due 07/01/2012                                   $         200,000             206,239
Nationwide Mutual Insurance Company
   6.60% due 04/15/2034                                             135,000             137,049
New York Life Global Funding
   4.625% due 08/16/2010                                            235,000             231,949
NLV Financial Corp.
   7.50% due 08/15/2033                                             160,000             179,817
Ohio National Financial Services, Inc.
   6.35% due 04/01/2013                                              15,000              15,680
Pacific Life Funding LLC, EMTN
   5.125% due 01/20/2015                                  GBP        89,000             174,419
   5.50% due 05/14/2009                                   EUR        39,000              53,444
Principal Financial Group, Inc.
   6.05% due 10/15/2036                                   $         180,000             190,750
Principal Life Global Funding I
   5.25% due 01/15/2013                                             190,000             190,752
Principal Life Income Funding Trusts
   5.20% due 11/15/2010 (a)                                          40,000              40,226
Principal Financial Global Funding LLC, EMTN
   4.50% due 01/22/2009                                   EUR        39,000              52,111
Prudential Funding LLC, MTN
   6.60% due 05/15/2008                                   $         150,000             152,826
RLI Corp.
   5.95% due 01/15/2014                                              35,000              34,790
Security Benefit Life Insurance Company
   7.45% due 10/01/2033                                              95,000             109,851
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                                              55,000              55,072
Transatlantic Holdings, Inc.
   5.75% due 12/14/2015                                             170,000             171,784

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Travelers Insurance Company Institutional
   Funding, Ltd.
   5.75% due 12/06/2011                                   GBP        49,000   $          98,103
Travelers Property Casualty Corp.
   3.75% due 03/15/2008                                   $          40,000              39,130
                                                                              -----------------
                                                                                      4,594,184

INTERNATIONAL OIL - 0.41%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                              75,000              77,612
Newfield Exploration Company
   6.625% due 09/01/2014                                             35,000              35,000
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                                            200,000             238,200
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                             665,000             661,675
   6.625% due 06/15/2035                                            335,000             343,375
   6.69% due 06/15/2010 (b)                                         395,000             405,072
   7.75% due 09/28/2049                                             344,000             357,244
   8.625% due 02/01/2022                                            175,000             216,125
Pemex Project Funding Master Trust, Series REGS
   6.25% due 08/05/2013                                   EUR        65,000              94,046
   6.625% due 06/15/2035                                  $         200,000             205,000
Petro-Canada
   5.95% due 05/15/2035                                             265,000             261,377
PF Export Receivables Master Trust
   6.436% due 06/01/2015                                             70,606              72,018
XTO Energy, Inc.
   5.65% due 04/01/2016                                             200,000             200,989
YPF SA, MTN, Series C
   10.00% due 11/02/2028                                            220,000             259,600
                                                                              -----------------
                                                                                      3,427,333

INVESTMENT COMPANIES - 0.03%
BES Finance, Ltd., EMTN
   6.25% due 05/17/2011                                   EUR        66,000              94,953
Xstrata Finance Canada, Ltd.
   5.50% due 11/16/2011 (a)                               $         140,000             141,012
                                                                              -----------------
                                                                                        235,965

LEISURE TIME - 0.73%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                                              25,000              24,125
   11.00% due 02/01/2016                                            650,000             717,438
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                            200,000             207,750
Boyd Gaming Corp.
   8.75% due 04/15/2012                                             200,000             209,500
Chukchansi Economic Development Authority
   8.06% due 11/15/2012                                             150,000             153,938
Cinemark USA, Inc.
   9.00% due 02/01/2013                                             250,000             260,000
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                                     725,000             594,500
Festival Fun Parks LLC
   10.875% due 04/15/2014                                           100,000              99,250

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
International Speedway Corp.
   4.20% due 04/15/2009                                   $          90,000             $87,742
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                            175,000             175,875
Lottomatica SpA
   4.80% due 12/22/2008                                   EUR        30,000              40,219
Mandalay Resort Group
   10.25% due 08/01/2007                                  $          75,000              77,062
MGM Mirage, Inc.
   6.00% due 10/01/2009                                             180,000             179,550
   6.625% due 07/15/2015                                            325,000             312,406
   6.75% due 09/01/2012                                              15,000              14,812
   8.50% due 09/15/2010                                             325,000             346,937
   9.75% due 06/01/2007                                             100,000             101,750
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                             100,000             102,000
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                             675,000             663,187
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                             125,000             127,500
Pokagon Gaming Authority
   10.375% due 06/15/2014                                           450,000             488,250
Royal Caribbean Cruises, Ltd.
   7.00% due 06/15/2013 (a)                                         100,000             102,885
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                             360,000             359,100
Station Casinos, Inc.
   6.00% due 04/01/2012                                              15,000              14,400
Town Sports International, Inc.
   9.625% due 04/15/2011                                            112,000             118,160
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015 (a)                                         325,000             322,563
Tunica-Biloxi Gaming Authority
   9.00% due 11/15/2015                                             225,000             232,313
                                                                              -----------------
                                                                                      6,133,212

LIFE SCIENCES - 0.06%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                            525,000             524,456

MANUFACTURING - 0.29%
3M Company, MTN
   5.125% due 11/06/2009                                            183,000             184,319
Koppers, Inc.
   9.875% due 10/15/2013                                            256,000             277,760
RBS Global & Rexnord Corp.
   9.50% due 08/01/2014                                             725,000             755,813
   11.75% due 08/01/2016 (a)                                        100,000             105,250
Sanmina Sci Corp.
   3.67% due 01/31/2008                                             300,000             300,468
Stewart & Stevenson LLC
   10.00% due 07/15/2014                                            375,000             391,875
Tyco International Group SA
   6.375% due 10/15/2011                                            390,000             411,655
Tyco International Group SA, EMTN
   5.50% due 11/19/2008                                   EUR        10,000              13,562
                                                                              -----------------
                                                                                      2,440,702

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS - 0.32%
Community Health Systems, Inc.
   6.50% due 12/15/2012                                   $         200,000   $         192,500
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                             400,000             417,000
HCA, Inc.
   8.75% due 09/01/2010                                             650,000             672,750
   9.25% due 11/15/2016                                           1,000,000           1,043,750
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                             400,000             401,000
                                                                              -----------------
                                                                                      2,727,000

METAL & METAL PRODUCTS - 0.24%
Gibraltar Industries, Inc., Series B
   8.00% due 12/01/2015                                             550,000             539,000
Hawk Corp.
   8.75% due 11/01/2014                                             331,000             329,345
Indalex Holding Corp.
   11.50% due 02/01/2014                                            175,000             182,000
Metals USA, Inc.
   11.125% due 12/01/2015                                           100,000             110,750
Mobile Mini, Inc.
   9.50% due 07/01/2013                                             449,000             479,869
Novelis, Inc.
   7.25% due 02/15/2015                                             325,000             312,000
Rio Tinto Finance PLC, EMTN
   5.125% due 05/10/2007                                  EUR        27,000              35,988
                                                                              -----------------
                                                                                      1,988,952

MINING - 0.07%
Barrick Gold Finance Company
   4.875% due 11/15/2014                                  $          30,000              28,813
Placer Dome, Inc.
   6.45% due 10/15/2035                                              25,000              26,140
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/2008                                            140,000             134,107
Vale Overseas, Ltd.
   6.875% due 11/21/2036                                            380,000             388,980
                                                                              -----------------
                                                                                        578,040

OFFICE FURNISHINGS & SUPPLIES - 0.14%
ACCO Brands Corp.
   7.625% due 08/15/2015                                            200,000             196,250
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                             400,000             420,000
Interface, Inc.
   9.50% due 02/01/2014                                              25,000              26,000
   10.375% due 02/01/2010                                           300,000             327,750
Staples, Inc.
   7.125% due 08/15/2007                                            200,000             201,917
                                                                              -----------------
                                                                                      1,171,917

PAPER - 0.45%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008                                             175,000             168,000
   8.55% due 08/01/2010 (a)                                         250,000             240,313
Boise Cascade LLC
   7.125% due 10/15/2014                                            485,000             465,600

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/2013                                  $          80,000   $          77,667
   8.625% due 08/15/2010                                            220,000             243,595
Domtar, Inc.
   5.375% due 12/01/2013                                            175,000             153,344
   9.50% due 08/01/2016                                              50,000              53,813
Georgia-Pacific Corp.
   7.70% due 06/15/2015                                             275,000             281,875
   8.125% due 05/15/2011                                            300,000             314,250
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                             200,000             192,500
NewPage Corp.
   10.00% due 05/01/2012 (a)                                         25,000              26,375
   11.6213% due 05/01/2012 (b)                                      175,000             189,437
   12.00% due 05/01/2013 (a)                                        175,000             184,625
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                            325,000             304,687
Verso Paper Holdings LLC and Verso Paper, Inc.
   9.125% due 08/01/2014                                            350,000             364,000
   9.25% due 08/01/2014                                              75,000              76,500
   11.375% due 08/01/2016                                           400,000             416,000
                                                                              -----------------
                                                                                      3,752,581

PETROLEUM SERVICES - 0.35%
BP Canada Finance Company
   3.375% due 10/31/2007                                             60,000              59,070
Gaz Capital for Gazprom, Series EMTN
   4.56% due 12/09/2012                                   EUR       100,000             130,796
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034 (a)                              $       1,130,000           1,448,095
Halliburton Company
   5.50% due 10/15/2010                                             375,000             379,451
Hanover Compressor Company
   7.50% due 04/15/2013                                             300,000             300,750
   9.00% due 06/01/2014                                             100,000             107,250
Hanover Equipment Trust
   8.75% due 09/01/2011                                             350,000             364,875
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                             120,000             125,842
                                                                              -----------------
                                                                                      2,916,129

PHARMACEUTICALS - 0.19%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                            400,000             398,579
Aventis SA, EMTN
   4.25% due 09/15/2010                                   EUR        65,000              86,983
Hospira, Inc.
   4.95% due 06/15/2009                                   $          80,000              78,819
Merck & Company, Inc.
   2.50% due 03/30/2007                                             100,000              99,123
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                             150,000             148,687
Omnicare, Inc.
   6.75% due 12/15/2013                                             350,000             343,000
   6.875% due 12/15/2015                                            125,000             122,188
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                             200,000             199,416

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Warner Chilcott Corp.
   8.75% due 02/01/2015                                   $         130,000   $         133,250
                                                                              -----------------
                                                                                      1,610,045

PHOTOGRAPHY - 0.06%
Eastman Kodak Company
   7.25% due 11/15/2013                                             540,000             541,130

PLASTICS - 0.03%
Covalence Specialty Materials Corp.
   10.25% due 03/01/2016                                            250,000             240,000

PUBLISHING - 0.49%
Dex Media East LLC
   9.875% due 11/15/2009                                            150,000             157,500
   12.125% due 11/15/2012                                           250,000             276,875
Dex Media West LLC
   9.875% due 08/15/2013                                            225,000             245,250
Dex Media, Inc.
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                                      25,000              22,125
Haights Cross Communications, Inc.
   12.50% due 08/15/2011 (a)                                        175,000             108,719
Haights Cross Operating Company
   11.75% due 08/15/2011                                            300,000             307,875
Houghton Mifflin Company
   8.25% due 02/01/2011                                             300,000             312,375
Idearc, Inc.
   8.00% due 11/15/2016                                           1,580,000           1,607,650
Medianews Group, Inc.
   6.375% due 04/01/2014                                             75,000              65,250
   6.875% due 10/01/2013                                            375,000             346,406
Morris Publishing Group LLC
   7.00% due 08/01/2013                                             375,000             354,375
Sun Media Corp.
   7.625% due 02/15/2013                                            325,000             329,875
                                                                              -----------------
                                                                                      4,134,275

RAILROADS & EQUIPMENT - 0.11%
Canadian National Railway Company
   6.25% due 08/01/2034 (a)                                          64,000              70,765
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012                                            125,000             133,750
Norfolk Southern Corp.
   5.59% due 05/17/2025                                              30,000              29,999
   6.00% due 04/30/2008                                             240,000             242,412
   7.25% due 02/15/2031 (a)                                          35,000              42,534
   7.35% due 05/15/2007                                             240,000             242,100
Union Pacific Corp.
   3.875% due 02/15/2009                                            125,000             121,696
   5.75% due 10/15/2007                                              85,000              85,106
                                                                              -----------------
                                                                                        968,362

REAL ESTATE - 0.59%
AMB Property LP, MTN
   5.90% due 08/15/2013                                              45,000              46,178
Archstone-Smith Operating Trust, REIT
   5.25% due 05/01/2015                                             180,000             179,036

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Archstone-Smith Operating Trust, REIT (continued)
   5.625% due 08/15/2014                                  $          15,000   $          15,265
AvalonBay Communities, Inc., MTN
   6.625% due 09/15/2011 (a)                                        265,000             281,210
AvalonBay Communities, Inc., REIT
   4.95% due 03/15/2013                                              60,000              58,975
   6.125% due 11/01/2012                                            185,000             193,951
BF Saul, REIT
   7.50% due 03/01/2014                                             150,000             152,250
Camden Property Trust, REIT
   4.375% due 01/15/2010                                             90,000              88,127
Developers Diversified Realty Corp., REIT
   3.875% due 01/30/2009                                             30,000              29,118
Federal Realty Investment Trust
   6.00% due 07/15/2012                                             135,000             139,472
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                             175,000             186,375
Host Marriott LP, REIT
   6.375% due 03/15/2015                                             75,000              73,781
   7.125% due 11/01/2013                                            250,000             255,313
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                                           1,525,000           1,530,719
Kimco Realty Corp., MTN, REIT
   4.904% due 02/18/2015                                             60,000              57,656
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                             210,000             212,240
Simon Property Group LP, REIT
   4.60% due 06/15/2010                                             235,000             231,151
   5.375% due 06/01/2011                                             55,000              55,528
Simon Property Group, LP, REIT
   3.75% due 01/30/2009                                             180,000             174,740
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                             200,000             205,000
Ventas Realty LP/Capital Corp., REIT
   6.50% due 06/01/2016                                             700,000             707,875
Vornado Realty LP, REIT
   4.50% due 08/15/2009                                              80,000              78,325
                                                                              -----------------
                                                                                      4,952,285

RETAIL - 0.15%
Home Depot, Inc.
   5.40% due 03/01/2016                                             440,000             438,695
JC Penney Company, Inc.
   7.375% due 08/15/2008                                            100,000             103,067
Leslie's Poolmart
   7.75% due 02/01/2013                                             350,000             346,938
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                            375,000             397,500
                                                                              -----------------
                                                                                      1,286,200
RETAIL GROCERY - 0.17%
Couche-Tard US LP
   7.50% due 12/15/2013                                             450,000             460,125
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                             325,000             319,719
Safeway, Inc.
   4.125% due 11/01/2008                                             65,000              63,670

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

RETAIL GROCERY (CONTINUED)
The Kroger Company
   7.80% due 08/15/2007                                   $         110,000   $         111,769
   8.05% due 02/01/2010                                             430,000             463,339
                                                                              -----------------
                                                                                      1,418,622

RETAIL TRADE - 0.47%
American Greetings Corp.
   7.375% due 06/01/2016                                            100,000             102,250
Fortune Brands, Inc.
   5.125% due 01/15/2011                                             70,000              69,143
FTD, Inc.
   7.75% due 02/15/2014                                             525,000             525,656
GSC Holdings Corp.
   8.00% due 10/01/2012 (a)                                       1,225,000           1,277,062
Home Depot, Inc.
   3.75% due 09/15/2009 (a)                                         115,000             111,386
J.C. Penney Company, Inc.
   9.00% due 08/01/2012                                             400,000             466,578
May Department Stores Company
   3.95% due 07/15/2007                                             125,000             123,668
Neff Corp.
   11.25% due 06/15/2012                                            350,000             380,625
The Pantry, Inc.
   7.75% due 02/15/2014                                             375,000             377,812
Wal-Mart Stores, Inc.
   4.75% due 01/29/2013                                   GBP        68,000             131,570
   5.25% due 09/01/2035                                   $         235,000             223,616
   6.875% due 08/10/2009                                            155,000             162,595
                                                                              -----------------
                                                                                      3,951,961

SANITARY SERVICES - 0.13%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                             225,000             237,375
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                                             175,000             186,813
Casella Waste Systems, Inc.
   9.75% due 02/01/2013                                             625,000             653,125
Oakmont Asset Trust
   4.514% due 12/22/2008                                             20,000              19,581
Waste Management, Inc.
   7.375% due 05/15/2029                                             15,000              17,463
                                                                              -----------------
                                                                                      1,114,357

SEMICONDUCTORS - 0.55%
Conexant Systems, Inc.
   4.00% due 03/01/2026                                             175,000             159,497
   9.125% due 11/15/2010 (b)                                        325,000             329,063
Flextronics International, Ltd.
   6.25% due 11/15/2014                                             175,000             169,750
Freescale Semiconductor, Inc.
   6.875% due 07/15/2011                                            435,000             458,925
   8.875% due 12/15/2014                                            350,000             350,875
   9.00% due 11/09/2014                                           1,000,000           1,000,000
   9.245% due 12/15/2014                                            275,000             273,969
   10.125% due 12/15/2016                                           825,000             835,312
Intel Corp.
   2.95% due 12/15/2035                                             150,000             138,938

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Intel Corp. (continued)
   2.95% due 12/15/2035                                   $         125,000   $         115,781
Spansion LLC
   11.25% due 01/15/2016                                            225,000             234,844
STATS ChipPAC, Ltd.
   6.75% due 11/15/2011                                             100,000              98,500
   7.50% due 07/19/2010 (a)                                         500,000             505,000
                                                                              -----------------
                                                                                      4,670,454

SOFTWARE - 0.21%
Oracle Corp.
   5.00% due 01/15/2011                                             580,000             579,117
Serena Software, Inc.
   10.375% due 03/15/2016                                           125,000             132,500
SS&C Technologies, Inc.
   11.75% due 12/01/2013                                            100,000             107,500
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                                        475,000             501,125
UGS Corp.
   10.00% due 06/01/2012                                            400,000             436,000
                                                                              -----------------
                                                                                      1,756,242

STEEL - 0.04%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                                           350,000             376,250

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.93%
Citizens Communications Company
   6.25% due 01/15/2013                                             200,000             195,750
   9.00% due 08/15/2031                                             750,000             817,500
Deutsche Telekom International Finance BV
   3.875% due 07/22/2008                                             85,000              83,372
Dycom Industries, Inc.
   8.125% due 10/15/2015                                            275,000             285,313
France Telecom SA
   7.75% due 03/01/2011                                             520,000             572,478
GCI, Inc.
   7.25% due 02/15/2014                                             425,000             416,500
Insight Midwest LP
   9.75% due 10/01/2009                                              52,000              52,715
Intelsat Intermediate Holding Co., Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                                     100,000              75,750
Intelsat Subsidiary Holding Company, Ltd.
   8.25% due 01/15/2013                                             225,000             229,219
Intelsat, Ltd.
   10.4844% due 01/15/2012 (b)                                      400,000             405,000
Level 3 Communications, Inc.
   6.00% due 09/15/2009 (a)                                          87,000              80,584
   6.00% due 03/15/2010 (a)                                          88,000              80,080
   11.50% due 03/01/2010 (a)                                        375,000             390,469
Lucent Technologies, Inc.
   6.50% due 01/15/2028                                             825,000             742,500
   8.00% due 08/01/2031 (a)                                         236,000             236,590
Nortel Networks, Ltd.
   9.6238% due 07/15/2011 (b)                                       550,000             570,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
PanAmSat Corp.
   9.00% due 08/15/2014                                   $         400,000   $         420,000
SBC Communications, Inc.
   5.10% due 09/15/2014                                              80,000              78,485
   6.45% due 06/15/2034                                             405,000             425,959
Syniverse Technologies, Inc., Series B
   7.75% due 08/15/2013                                             300,000             292,500
Telus Corp.
   7.50% due 06/01/2007                                             110,000             111,097
   8.00% due 06/01/2011                                             170,000             187,830
Time Warner Telecom Holdings, Inc.
   9.25% due 02/15/2014                                              50,000              53,250
Verizon Global Funding Corp.
   7.25% due 12/01/2010                                             110,000             118,352
   7.75% due 12/01/2030                                             335,000             399,815
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                            450,000             507,375
                                                                              -----------------
                                                                                      7,829,108

TELEPHONE - 1.21%
AT&T Corp.
   7.30 due 11/15/2011 (b)                                           50,000              54,750
AT&T, Inc.
   5.30% due 11/15/2010 (a)                                         340,000             342,620
   5.5844% due 11/14/2008 (b)                                       100,000             100,284
BellSouth Corp.
   5.4988% due 11/15/2007 (b)                                       110,000             110,129
France Telecom SA, Series EMTN
   7.25% due 01/28/2013                                   EUR        40,000              61,481
Nordic Telephone Company Holdings
   8.25% due 05/01/2016                                             100,000             145,534
   8.875% due 05/01/2016                                  $       1,150,000           1,223,312
Qwest Corp.
   7.50% due 10/01/2014                                           1,100,000           1,168,750
   7.875% due 09/01/2011                                            750,000             800,625
   8.64% due 06/15/2013 (b)                                         125,000             135,469
   8.875% due 03/15/2012                                            575,000             640,406
Sprint Capital Corp.
   6.875% due 11/15/2028                                             42,000              43,720
   7.625% due 01/30/2011                                            120,000             129,797
   8.375% due 03/15/2012                                            150,000             168,985
Telecom Italia Capital SA
   4.00% due 01/15/2010                                             150,000             143,817
   5.25% due 11/15/2013                                             325,000             313,989
Telecom Italia Finance SA, EMTN
   5.875% due 01/24/2008                                  EUR        14,000              18,914
   6.875% due 01/24/2013                                            100,000             146,959
   7.25 due 04/20/2011                                               50,000              73,708
Telefonica Emisones SAU
   5.984% due 06/20/2011 (a)                              $         185,000             189,961
   6.421% due 06/20/2016                                            345,000             360,519
Telefonica Europe BV, EMTN
   5.125% due 02/14/2013                                  EUR        65,000              89,434
Telefonos de Mexico SA de CV
   4.50% due 11/19/2008                                   $         120,000             118,081

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Telefonos de Mexico SA de CV (continued)
   4.75% due 01/27/2010                                   $         155,000   $         153,163
   5.50% due 01/27/2015                                             350,000             345,462
US LEC Corp.
   13.87% due 10/01/2009 (b)                                        275,000             291,844
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                                             225,000             240,187
West Corp.
   9.50% due 10/15/2014                                             325,000             322,562
Windstream Corp.
   8.625% due 08/01/2016                                          2,085,000           2,270,044
                                                                              -----------------
                                                                                     10,204,506

TIRES & RUBBER - 0.10%
Goodyear Tire & Rubber Company
   7.857% due 08/15/2011 (a)                                        100,000              98,250
   8.675% due 12/01/2011                                            750,000             761,250
                                                                              -----------------
                                                                                        859,500

TOBACCO - 0.15%
Altria Group, Inc.
   7.20% due 02/01/2007                                             130,000             130,213
Imperial Tobacco Finance PLC, EMTN
   6.875% due 06/13/2012                                  GBP        49,000             102,292
Reynolds American, Inc.
   6.50% due 07/15/2010                                   $          45,000              45,926
   7.25% due 06/01/2013                                             675,000             706,819
   7.625% due 06/01/2016 (a)                                        225,000             240,090
                                                                              -----------------
                                                                                      1,225,340

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
K2, Inc.
   7.375% due 07/01/2014                                            410,000             407,950

TRANSPORTATION - 0.27%
Bombardier, Inc.
   6.75% due 05/01/2012                                             625,000             603,125
Bristow Group, Inc.
   6.125% due 06/15/2013                                            425,000             395,250
CHC Helicopter Corp.
   7.375% due 05/01/2014                                            450,000             435,375
CSX Corp.
   6.00% due 10/01/2036 (a)                                         245,000             253,874
FedEx Corp.
   2.65% due 04/01/2007                                             200,000             198,204
   5.50% due 08/15/2009                                              75,000              75,652
Mobile Services Group, Inc.
   9.75% due 08/01/2014                                             300,000             314,250
                                                                              -----------------
                                                                                      2,275,730

UTILITY SERVICE - 0.04%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                             210,000             206,674
Veolia Environnement, EMTN
   4.875% due 05/28/2013                                  EUR        50,000              68,498
   5.875% due 02/01/2012                                             30,000              42,761
                                                                              -----------------
                                                                                        317,933
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $240,708,903)                                     $     244,260,168
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 13.41%

KINGDOM OF SPAIN - 0.01%
Kingdom of Spain
   4.00% due 12/11/2015                                   EUR        50,000   $          64,122
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $108,458,212)                                                        $     112,928,162
                                                                              -----------------

CONVERTIBLE BONDS - 0.04%

INSURANCE - 0.00%
Fortis Insurance NV
   7.75% due 01/26/2008                                   $          25,000              35,548

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.04%
Juniper Networks, Inc.
   zero coupon due 06/15/2008 (a)                                   300,000             347,250
                                                                              -----------------
TOTAL CONVERTIBLE BONDS (Cost $337,537)                                       $         382,798
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 13.41%
City of Buenos Aires
   7.875% due 04/11/2011                                            300,000             303,300
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $108,458,212)                                                        $     112,928,162
                                                                              -----------------
MUNICIPAL BONDS - 0.10%

CALIFORNIA - 0.05%
California State Public Works Board
   5.00% due 01/01/2021                                             225,000             241,972
State of California
   5.25% due 04/01/2034                                             100,000             108,125
   5.50% due 11/01/2033                                             100,000             110,492
                                                                              -----------------
                                                                                        460,589

KANSAS - 0.02%
Kansas Development Finance Authority
   5.501% due 05/01/2034                                            120,000             124,592

NEW YORK - 0.02%
New York City Housing Development Corp.
   6.42% due 11/01/2027                                             160,000             169,530

OREGON - 0.01%
State of Oregon
   5.892% due 06/01/2027                                             60,000              64,607
                                                                              -----------------
TOTAL MUNICIPAL BONDS (Cost $788,262)                                         $         819,318
                                                                              -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.76%
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A1
   3.878% due 09/11/2036                                             87,088              84,634
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                            796,000             780,296
Banc of America Commercial Mortgage, Inc.,
   Series 2006-6, Class A4
   5.356% due 12/10/2016                                            410,000             416,651
Banc of America Commercial Mortgage, Inc.,
   Series 2006-6, Class A1
   5.226% due 12/10/2016                                            260,000             261,813

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Banc of America Mortgage Securities,
   Series 2003-L, Class 2A2
   4.263% due 01/25/2034 (b)                              $         512,326   $         506,047
Banc of America Mortgage Securities,
   Series 2004-A, Class 2A2
   4.1177% due 02/25/2034 (b)                                       280,388             276,483
Banc of America Mortgage Securities,
   Series 2004-D, Class 2A2
   4.1976% due 05/25/2034 (b)                                       128,268             126,939
Banc of America Mortgage Securities,
   Series 2004-H, Class 2A2
   4.7521% due 09/25/2034 (b)                                       291,054             290,073
Banc of America Mortgage Securities,
   Series 2004-I, Class 3A2
   4.9203% due 10/25/2034 (b)                                       144,692             143,339
Banc of America Mortgage Securities,
   Series 2005-A, Class 2A2
   4.4598% due 02/25/2035 (b)                                     1,078,910           1,062,583
Banc of America Mortgage Securities,
   Series 2005-J, Class 2A1
   5.0956% due 11/25/2035 (b)                                       509,758             509,348
Banc of America Mortgage Securities,
   Series 2005-J, Class 3A1
   5.2661% due 11/25/2035 (b)                                       252,910             251,375
Bear Stearns Commercial Mortgage Securities,
   Series 1998-C1, Class A2
   6.44% due 06/16/2030                                             100,000             101,534
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PW10, Class A1
   5.085% due 12/11/2040                                            918,422             919,163
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class A4
   4.674% due 06/11/2041                                            578,000             561,297
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class A1
   4.498% due 09/15/2042                                            140,315             138,731
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class AAB
   4.804% due 09/11/2042                                            462,000             455,952
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T18, Class A1
   4.274% due 02/13/2042 (b)                                        478,037             470,963
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T20, Class A1
   4.94% due 10/12/2042                                              39,268              39,167
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class A1
   5.546% due 09/11/2038 (b)                                        200,999             203,568
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class A4
   5.8954% due 09/11/2038 (b)                                     1,400,000           1,469,278
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class A4
   5.54% due 09/11/2041                                           1,350,000           1,391,607
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                                             320,000             316,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Citigroup Mortgage Loan Trust, Inc.
   4.70% due 02/25/2036                                   $         905,432   $         895,725
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR2, Class 1AB
   5.591% due 03/25/2036                                            482,311             483,012
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class A4
   5.3997% due 07/15/2044 (b)                                       950,000             961,835
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class AJ
   5.3997% due 07/15/2044 (b)                                        75,000              75,635
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2006-CD3, Class A5
   5.617% due 10/15/2048                                          1,450,000           1,505,158
Commercial Mortgage Pass Through Certificates,
   Series 2005-LP5, Class A1
   4.235% due 05/10/2043                                            427,756             421,902
Credit Suisse Mortgage Capital
   Certificates, Series 2006-C4, Class A1
   4.771% due 09/15/2039                                            289,296             287,528
Credit Suisse Mortgage Capital
   Certificates, Series 2006-C4, Class A3
   5.467% due 09/15/2039                                            950,000             972,612
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class A2
   4.609% due 02/15/2038                                            149,000             147,425
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2,Class A1B
   7.30% due 06/10/2032                                             629,000             657,811
Federal Home Loan Mortgage Corp., Series
   1993-1633, Class PL
   6.50% due 03/15/2023                                              26,313              26,266
Federal Home Loan Mortgage Corp., Series
   1994-1671, Class G
   6.50% due 08/15/2023                                               8,702               8,702
Federal Home Loan Mortgage Corp., Series
   2003-2586, Class NJ
   4.50% due 08/15/2016                                             378,212             372,662
Federal Home Loan Mortgage Corp., Series
   2003-2614, Class IH
   4.50% IO due 05/15/2016                                          267,000              27,897
Federal Home Loan Mortgage Corp., Series
   2003-2627, Class IE
   4.50% IO due 04/15/2018                                           87,700               8,667
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class KI
   4.50% IO due 01/15/2015                                          232,187              11,085
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class LI
   4.50% IO due 06/15/2011                                           58,619                 846
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class MV
   4.00% due 01/15/2022                                             175,263             173,814
Federal Home Loan Mortgage Corp., Series
   2003-2681, Class PC
   5.00% due 01/15/2019                                             255,000             254,151

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp., Series
   2003-2686, Class JG
   5.50% due 04/15/2028                                   $         847,000   $         851,056
Federal Home Loan Mortgage Corp., Series
   2003-41, Class YV
   5.50% due 04/25/2014                                             293,227             296,683
Federal Home Loan Mortgage Corp., Series
   2004-2844, Class PQ
   5.00% due 05/15/2023                                             149,000             148,885
Federal Home Loan Mortgage Corp., Series
   2004-2872, Class YB
   5.00% due 06/15/2023                                             318,000             317,126
Federal Home Loan Mortgage Corp., Series
   2004-2882, Class YB
   5.00% due 10/15/2027                                             400,000             397,292
Federal Home Loan Mortgage Corp., Series
   2005-2934, Class NB
   5.00% due 01/15/2028                                             106,000             105,285
Federal Home Loan Mortgage Corp., Series
   2005-46, Class CN
   5.00% due 01/25/2020                                             313,000             311,540
Federal Home Loan Mortgage Corp., Series
   2005-R003, Class VA
   5.50% due 08/15/2016                                             531,231             537,684
Federal Home Loan Mortgage Corp., Series
   2006-3123, Class VB
   6.00% due 09/15/2013                                             268,920             276,026
Federal Home Loan Mortgage Corp., Series
   2006-3152, Class DA
   6.00% due 09/15/2025                                             200,000             202,703
Federal Home Loan Mortgage Corp., Series
   2006-3162, Class OD
   6.00% due 06/15/2035                                             375,000             383,152
Federal Home Loan Mortgage Corp., Series
   2006-3177, Class PA
   6.00% due 12/15/2026                                             407,274             412,578
Federal Home Loan Mortgage Corp., Series
   2006-3195, Class PN
   6.50% due 08/15/2030                                           1,198,705           1,229,794
Federal Home Loan Mortgage Corp., Series
   2006-R007, Class VA
   6.00% due 09/15/2016                                             192,829             197,812
Federal Home Loan Mortgage Corp., Stated Final,
   Series 2004-SF4, Class C
   3.32% due 12/15/2011                                              64,000              61,490
Federal Home Loan Mortgage Corp.,
   Stated Final, Series 2004-SF4, Class B
   2.37% due 12/15/2009                                              77,240              75,588
Federal Home Loan Mortgage Corp., Strips, Series
   1998-199, Class PO
   zero coupon PO due 08/01/2028                                     12,061              10,056
Federal National Mortgage Association Interest
   Strip, Series 2002-319, Class 2
   6.50% IO due 02/01/2032                                           44,790               9,359
Federal National Mortgage Association, Series
   1993-8, Class L
   9.00% due 01/25/2008                                               3,810               3,849

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE

OBLIGATIONS (CONTINUED)
Federal National Mortgage Association, Series
   2002-43, Class A
   6.00% due 06/25/2016                                   $             261   $             260
Federal National Mortgage Association, Series
   2002-74, Class PJ
   5.00% due 03/25/2015                                             615,000             611,298
Federal National Mortgage Association, Series
   2002-84, Class VA
   5.50% due 11/25/2013                                             212,982             215,254
Federal National Mortgage Association, Series
   2003-40, Class NI
   5.50% IO due 11/25/2028                                           68,682               4,970
Federal National Mortgage Association, Series
   2003-92, Class NM
   3.50% due 04/25/2013                                             399,199             392,214
Federal National Mortgage Association, Series
   2004-21, Class AC
   4.00% due 05/25/2016                                              92,194              90,125
Federal National Mortgage Association, Series
   2006-3136, Class PB
   6.00% due 01/15/2030                                             411,000             419,694
Federal National Mortgage Association, Series
   2006-B2, Class AB
   5.50% due 05/25/2014                                             525,000             525,793
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A2
   6.531% due 05/15/2033                                            465,000             490,885
GE Capital Commercial Mortgage Corp.,
   Series 2005-C4, Class A1
   5.082% due 11/10/2045                                            506,400             507,170
Government National Mortgage Association, Series
   1997-16, Class PL
   6.50% due 10/20/2027                                             322,000             332,482
Government National Mortgage Association, Series
   1998-12, Class Z
   6.50% due 05/20/2028                                              58,147              59,773
Government National Mortgage Association, Series
   1998-6, Class EA
   zero coupon PO due 03/16/2028                                     44,490              37,181
Government National Mortgage Association, Series
   2001-48, Class PC
   6.50% due 10/20/2031                                             384,415             397,492
Government National Mortgage Association, Series
   2003-3, Class LM
   5.50% due 02/20/2032                                             401,000             403,894
Government National Mortgage Association, Series
   2003-49, Class C
   4.485% due 10/16/2033 (b)                                         67,000              63,778
Government National Mortgage Association, Series
   2003-70, Class TD
   5.50% due 10/20/2030                                             908,000             915,311
Government National Mortgage Association, Series
   2004-43, Class D
   4.994% due 03/16/2030 (b)                                         56,000              55,475
Government National Mortgage Association, Series
   2004-44, Class PC
   5.50% due 05/20/2031                                             928,000             943,781

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE

OBLIGATIONS (CONTINUED)
Government National Mortgage Association, Series
   2005-94, Class PB
   5.50% due 12/20/2035                                   $         135,000   $         135,110
Greenwich Capital Commercial Funding Corp,
   Series 2005-GG3, Class A2
   4.305% due 08/10/2042                                          1,680,000           1,647,117
Greenwich Capital Commercial Funding Corp.,
   Series 2004-GG1, Class A2
   3.835% due 06/10/2036                                            108,398             107,522
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class AAB
   4.619% due 08/10/2042 (b)                                        146,000             142,671
GSR Mortgage Loan Trust,
   Series 2005-AR6, Class 3A1
   4.561% due 09/25/2035 (b)                                      1,132,100           1,116,796
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2001-CIB2, Class A2
   6.244% due 04/15/2035                                          1,154,342           1,173,436
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2001-CIBC, Class A3
   6.26% due 03/15/2033                                             282,554             293,617
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2005-LDP4, Class A1
   4.613% due 10/15/2042                                             31,568              31,293
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2005-LDP4, Class ASB
   4.824% due 10/15/2042 (b)                                        621,000             611,828
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2006-CB14, Class A4
   5.481% due 12/12/2044 (b)                                      1,740,000           1,781,447
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 2006-CB17, Class A1
   5.317% due 12/12/2043                                            230,000             232,164
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A1
   3.636% due 11/15/2027                                            797,222             780,537
LB-UBS Commercial Mortgage Trust,
   Series 2004-C2, Class A2
   3.246% due 03/15/2029                                            808,000             779,018
LB-UBS Commercial Mortgage Trust,
   Series 2004-C4, Class A2
   4.567% due 06/15/2029 (b)                                        457,000             452,482
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class A4
   4.742% due 02/15/2030                                            548,000             535,301
LB-UBS Commercial Mortgage Trust,
   Series 2006-C1, Class A1
   5.018% due 02/15/2031                                            232,437             232,563
LB-UBS Commercial Mortgage Trust,
   Series 2006-C1, Class A4
   5.156% due 02/15/2031                                          2,017,500           2,019,457

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

Morgan Stanley Dean Witter
   Capita I, Series 2002-TOP7, Class A1
   5.38% due 01/15/2039                                   $          64,732   $          65,219
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                             366,000             381,682
Morgan Stanley Capital I, Series 2006-T23, Class A1
   5.682% due 08/12/2041                                            229,128             233,517
Morgan Stanley Capital I, Series 2006-T23, Class A4
   5.983% due 08/12/2041                                            485,000             506,209
Vendee Mortgage Trust, Series 1996-3, Class 4
   9.6216% due 03/15/2025 (b)                                        15,514              16,566
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C28, Class A4
   5.572% due 10/15/2048 (b)                                      1,475,000           1,525,297
Washington Mutual, Inc., Series 2004-AR1, Class A
   4.229% due 03/25/2034 (b)                                        217,799             214,645
Washington Mutual, Inc., Series 2005-AR3,
   Class A2
   4.6414% due 03/25/2035 (b)                                       483,968             479,900
Wells Fargo Mortgage Backed Securities Trust,
   Series 2006-AR16, Class A1
   5.702% due 10/25/2036 (b)                                      1,292,024           1,298,851
Wells Fargo Mortgage Backed Securities Trust,
   Series 2003-O, Class 5A1
   4.8049% due 01/25/2034 (b)                                       660,995             650,710
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR2, Class 2A2
   4.5453% due 03/25/2035 (b)                                       478,476             472,716
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR2, Class 3A1
   4.9397% due 03/25/2035 (b)                                       286,461             283,462
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $48,031,459)                                                         $      48,566,120
                                                                              -----------------

ASSET BACKED SECURITIES - 2.01%
AmeriCredit Automobile Receivables Trust,
   Series 2006-RM, Class A3
   5.53% due 01/06/2014                                             795,000             809,565
BankBoston Home Equity Loan Trust,
   Series 1998-2, Class A6
   6.64% due 12/25/2028                                              69,077              69,387
Bay View Auto Trust, Series 2005-3, Class A4
   5.01% due 06/25/2014                                             342,000             341,380
Cabela's Master Credit Card Trust, Series 2005-1A,
   Class A1
   4.97% due 10/15/2013                                             140,000             140,744
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A4
   2.64% due 11/17/2008                                             191,000             188,546
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class CTFS
   2.84% due 09/15/2010                                             149,000             146,633
Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class B
   5.50% due 04/20/2010                                             275,000             279,254

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)

Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class A4A
   5.46% due 03/20/2010                                   $       1,575,000   $       1,588,043
Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class A4B
   5.43% due 03/20/2010 (b)                                         325,000             325,119
Capital One Prime Auto Receivables Trust,
   Series 2006-1, Class A4
   5.01% due 11/15/2011                                             260,000             261,059
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2002-2, Class 1M1
   5.599% due 09/25/2031                                             31,218              31,088
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2002-4, Class 2A1
   5.69% due 10/25/2032 (b)                                          21,613              21,635
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2003-3, Class 1A6
   3.717% due 10/25/2014                                            240,034             230,189
CNH Equipment Trust, Series 2003-B, Class A4B
   3.38% due 02/15/2011                                             220,645             217,966
Credit-Based Asset Servicing and Securitization,
   Series 2005-CB5, Class AF2
   4.831% due 08/25/2035                                            393,000             388,842
Credit-Based Asset Servicing and Securitization,
   Series 2006-CB3, Class AV3
   5.49% due 03/25/2036 (b)                                         865,000             865,514
Detroit Edison Securitization Funding LLC,
   Series 2001-1, Class A5
   6.42% due 03/01/2015                                             450,000             484,327
GE Capital Credit Card Master Note Trust,
   Series 2006-1, Class A
   5.08% due 09/17/2012                                             340,000             342,603
GE Equipment Small Ticket LLC,
   Series 2005-1A, Class A4
   4.51% due 12/22/2014                                             337,000             333,771
Harley-Davidson Motorcycle Trust,
   Series 2003-3, Class A2
   2.76% due 05/15/2011                                              62,574              61,727
Harley-Davidson Motorcycle Trust,
   Series 2003-4, Class A2
   2.69% due 04/15/2011                                              73,994              72,464
Hertz Vehicle Financing LLC,
   Series 2004-1A, Class A2
   2.38% due 05/25/2008                                             265,000             263,202
Honda Auto Receivables Owner Trust,
   Series 2003-5, Class A4
   2.96% due 04/20/2009                                             179,306             177,201
Household Affinity Credit Card Master Note Trust I,
   Series 2003-1, Class A
   5.44% due 02/15/2010 (b)                                         106,000             106,173
Household Automotive Trust,
   Series 2006-2, Class A4
   5.67% due 05/17/2013                                             220,000             227,526

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)

Hyundai Auto Receivables Trust,
   Series 2003-A, Class A4
   3.02% due 10/15/2010                                   $         123,783   $         121,665
Hyundai Auto Receivables Trust,
   Series 2006-A, Class A4
   5.26% due 06/25/2014                                             515,000             519,506
John Deere Owner Trust, Series 2005-A, Class A4
   4.16% due 05/15/2012                                              50,000              49,278
John Deere Owner Trust, Series 2006-A, Class A4
   5.39% due 06/17/2013                                             250,000             251,914
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                             140,000             139,756
Marriott Vacation Club Owner Trust,
   Series 2006-1A, Class A
   5.737% due 04/20/2028                                            954,719             972,909
Marriott Vacation Club Owner Trust,
   Series 2006-1A, Class B
   5.827% due 04/20/2028                                             31,561              32,156
Marriott Vacation Club Owner Trust,
   Series 2006-2A, Class A
   5.362% due 10/20/2028                                            425,000             424,994
MBNA Credit Card Master Note Trust,
   Series 2005-A3, Class A3
   4.10% due 10/15/2012                                           1,150,000           1,125,496
MBNA Master Credit Card Trust USA,
   Series 2000-D, Class A
   5.52% due 09/15/2009 (b)                                         225,000             225,182
Navistar Financial Corp., Owner Trust,
   Series 2003-B, Class A3
   5.52% due 04/15/2008 (b)                                          35,846              35,857
New Century Home Equity Loan
   Trust, Series 2005-A, Class A6
   4.954% due 08/25/2035                                            895,000             877,530
New Century Home Equity Loan
   Trust, Series 2005-A, Class M2
   5.344% due 08/25/2035                                            215,000             212,389
Nissan Auto Receivables Owner Trust,
   Series 2004-A, Class A4
   2.76% due 07/15/2009                                             311,971             306,549
Onyx Acceptance Owner
   Trust, Series 2005-A, ClassA4
   3.91% due 09/15/2011                                             250,000             246,015
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                             447,000             470,350
PP&L Transition Bond Company LLC,
   Series 1999-1, Class A8
   7.15% due 06/25/2009                                             111,000             114,284
PSE&G Transition Funding LLC,
   Series 2001-1, Class A6
   6.61% due 06/15/2015                                             281,000             304,415
Reliant Energy Transport Bond Company,
   Series 2001-1, Class A4
   5.63% due 09/15/2015                                             334,000             345,512
Residential Asset Mortgage Products, Inc.,
   Series 2003-RZ2, Class A1
   3.60% due 04/25/2033                                              39,062              38,261

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)

Residential Asset Mortgage Products, Inc.,
   Series 2003-RZ4, Class M1
   5.27% due 10/25/2033                                   $          42,332   $          41,942
Residential Asset Mortgage Products, Inc.,
   Series 2005-RZ4, Class A3
   5.72% due 12/25/2034 (b)                                         253,000             255,408
Residential Asset Securities Corp,
   Series 2005-KS10, Class 1A2
   5.57% due 11/25/2035 (b)                                         224,000             224,336
Sovereign Bank Home Equity Loan Trust,
   Series 2000-1, Class A6
   7.25% due 02/25/2015                                               7,832               8,009
Susquehanna Auto Lease Trust,
   Series 2006-1, Class A3
   5.21% due 03/16/2009                                             200,000             200,031
Triad Auto Receivables Owner Trust,
   Series 2006-B, Class A3
   5.41% due 08/12/2011                                             300,000             300,656
Triad Auto Receivables Owner Trust,
   Series 2006-B, Class A4
   5.52% due 11/12/2012                                             500,000             509,753
USAA Auto Owner Trust, Series 2005-2, Class A4
   4.17% due 02/15/2011                                             150,000             147,919
Volkswagen Auto Lease Trust,
   Series 2006-A, Class A4
   5.54% due 04/20/2011                                             245,000             248,101
Wachovia Auto Owner Trust,
   Series 2006-A, Class A4
   5.38% due 03/20/2013                                             225,000             228,199
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $16,795,178)                                                            $      16,952,330
                                                                              -----------------

SUPRANATIONAL OBLIGATIONS - 0.05%

SUPRANATIONAL - 0.05%
Eurofima, EMTN
   6.50% due 08/22/2011                                   AUD       515,000             411,170
                                                                              -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $396,662)                                                               $         411,170
                                                                              -----------------

SHORT TERM INVESTMENTS - 15.98%
Egypt Treasury Bills, Series 364
   zero coupon due 04/03/2007 to
   11/20/2007                                             EGP     1,100,000   $         180,484
Federal Republic of Germany, Series 139
   4.00% due 02/16/2007                                   EUR       600,000             796,156
Federal Republic of Germany, Series 97
   6.00% due 01/04/2007                                           2,000,000           2,657,246
Malaysia Government Bond, Series 182
   zero coupon due 01/12/2007                             MYR     1,182,000             325,307
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      88,607,146          88,607,146
T. Rowe Price Reserve Investment Fund (c)                        42,034,721          42,035,021
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $134,479,673)                                                        $     134,601,360
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 0.19%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $1,599,175 on 12/01/2006,
   collateralized by $ 1,645,000
   Federal Home Loan Bank, 3.125%
   due 05/15/2007 (valued at
   $1,632,663, including interest) (c)                    $       1,599,000   $       1,599,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,599,000)                                                          $       1,599,000
                                                                              -----------------
TOTAL INVESTMENTS (SPECTRUM INCOME FUND)
   (COST $899,164,432) - 110.59%                                              $     931,530,537
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.59)%                                    (89,230,976)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     842,299,561
                                                                              =================

STRATEGIC BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 0.08%
CELLULAR COMMUNICATIONS - 0.08%
American Tower Corp., Class A *                                       7,336   $         277,815

HOUSEHOLD PRODUCTS - 0.00%
Home Interiors *                                                    674,617               6,746
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $355,621)                                           $         284,561
                                                                              -----------------
PREFERRED STOCKS - 0.39%

AUTOMOBILES - 0.37%
General Motors Corp., Series C *                                     55,700           1,256,035

CRUDE PETROLEUM & NATURAL GAS - 0.02%
Chesapeake Energy Corp. * (a)                                           266              75,509
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $1,421,703)                                      $       1,331,544
                                                                              -----------------
U.S. TREASURY OBLIGATIONS - 6.74%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 4.10%
   0.875% due 04/15/2010                                  $       1,328,288           1,266,076
   1.875% due 07/15/2015                                            250,394             244,819
   2.00% due 01/15/2016                                             501,001             494,210
   2.00% due 01/15/2026 (a)                                         685,041             670,859
   2.375% due 04/15/2011 (a)                                      8,087,184           8,131,728
   2.50% due 07/15/2016 (a)                                       2,201,092           2,267,382
   3.875% due 01/15/2009                                            148,488             152,873
   3.875% due 04/15/2029 (a)                                        617,220             812,946
                                                                              -----------------
                                                                                     14,040,893

U.S. TREASURY BONDS - 2.64%
   4.50% due 02/15/2036 (a)                                       8,350,000           8,267,151
   6.125% due 08/15/2029 ****                                       350,000             422,242

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
   7.125% due 02/15/2023 (a)                              $         280,000   $         357,766
                                                                              -----------------
                                                                                      9,047,159
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $22,566,600)                                                         $      23,088,052
                                                                              -----------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.33%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.09%
   5.125% due 04/18/2011                                            280,000             284,383
   8.00% due 05/01/2010                                               7,170               7,317
   8.50% due 05/01/2008                                               3,149               3,194
                                                                              -----------------
                                                                                        294,894

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.17%
   5.00% TBA **                                                  25,530,000          25,022,119
   5.50% TBA **                                                  34,400,000          34,392,994
   5.625% due 05/19/2011                                          1,220,000           1,240,135
   5.916% due 11/01/2035                                            359,388             370,499
   6.00% TBA **                                                  14,350,000          14,501,417
   6.50% due 10/01/2032                                             755,475             774,521
   6.50% TBA **                                                   6,200,000           6,325,934
   7.50% due 07/01/2030 to 02/01/2031                                54,625              56,941
   8.00% due 07/01/2027 to 08/01/2027                                42,938              45,514
   8.80% due 01/25/2019                                              33,176              35,696
   10.40% due 04/25/2019                                             11,223              12,087
                                                                              -----------------
                                                                                     82,777,857

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.07%
   5.00% due 06/15/2033 to 08/15/2035                             3,335,024           3,284,699
   6.00% TBA **                                                   9,500,000           9,651,785
   6.50% TBA **                                                   4,300,000           4,417,777
   7.50% due 04/15/2022 to 10/15/2027                                19,080              19,949
                                                                              -----------------
                                                                                     17,374,210
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $99,599,997)                                                         $     100,446,961
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 6.27%

BRAZIL - 2.42%
Federative Republic of Brazil
   8.25% due 01/20/2034 ***                                       2,350,000           2,828,225
   11.00% due 08/17/2040 (a)                                      4,115,000           5,472,950
                                                                              -----------------
                                                                                      8,301,175

COLOMBIA - 0.17%
Republic of Colombia
   8.125% due 05/21/2024 (a)                                        100,000             113,100
   10.00% due 01/23/2012                                            140,000             164,710
   10.75% due 01/15/2013                                            235,000             289,990
                                                                              -----------------
                                                                                        567,800

ITALY - 0.14%
Republic of Italy
   5.804% due 10/25/2032                                            440,000            465,174

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

MEXICO - 0.76%
Government of Mexico
   5.625% due 01/15/2017 (a)                              $       1,424,000   $       1,431,832
   7.50% due 04/08/2033                                             424,000             502,864
   8.125% due 12/30/2019                                            440,000             538,780
   10.375% due 02/17/2009                                           104,000             115,180
                                                                              -----------------
                                                                                      2,588,656

PANAMA - 0.70%
Republic of Panama
   6.70% due 01/26/2036 (a)                                         148,000             151,922
   7.25% due 03/15/2015                                             150,000             161,625
   9.375% due 04/01/2029 ***                                      1,574,000           2,097,355
                                                                              -----------------
                                                                                      2,410,902

RUSSIA - 2.08%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                           6,281,000           7,133,332
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $ 20,008,096)                                                        $      21,467,039
                                                                              -----------------

CORPORATE BONDS - 45.47%

ADVERTISING - 0.29%
Lamar Media Corp.
   6.625% due 08/15/2015                                            150,000             145,688
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                                            500,000             525,000
R.H. Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                                           300,000             327,000
                                                                              -----------------
                                                                                        997,688

AEROSPACE - 0.19%
Alliant Techsystems, Inc.
   6.75% due 04/01/2016                                              85,000              84,150
DRS Technologies, Inc.
   6.875% due 11/01/2013                                            400,000             403,000
   7.625% due 02/01/2018                                             25,000              25,750
TransDigm, Inc.
   7.75% due 07/15/2014                                             120,000             123,600
                                                                              -----------------
                                                                                        636,500

AIR TRAVEL - 0.08%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                             21,816              21,843
   8.75% due 12/01/2011                                             100,000             100,625
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                                            140,000             140,000
                                                                              -----------------
                                                                                        262,468

APPAREL & TEXTILES - 0.15%
Levi Strauss & Company
   9.75% due 01/15/2015                                             475,000             507,656

AUTO PARTS - 0.24%
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                              75,000              72,563
Keystone Automotive Operations
   9.75% due 11/01/2013                                             150,000             147,750

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AUTO PARTS (CONTINUED)
Lear Corp.
   8.75% due 12/01/2016                                   $         135,000   $         132,975
TRW Automotive, Inc.
   9.375% due 02/15/2013                                             70,000              75,075
   11.00% due 02/15/2013                                             10,000              10,975
Visteon Corp.
   7.00% due 03/10/2014 (a)                                         180,000             157,500
   8.25% due 08/01/2010 (a)                                         220,000             213,950
                                                                              -----------------
                                                                                        810,788

AUTO SERVICES - 0.22%
Hertz Corp., Class A
   8.875% due 01/01/2014                                            260,000             269,750
   10.50% due 01/01/2016 (a)                                        260,000             283,400
Penhall International Corp.
   12.00% due 08/01/2014                                            190,000             205,200
                                                                              -----------------
                                                                                        758,350

AUTOMOBILES - 2.20%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                             910,000             891,436
Ford Motor Company
   6.625% due 10/01/2028                                            150,000             111,375
   7.45% due 07/16/2031 (a)                                       1,235,000             977,194
   8.875% due 01/15/2022                                             90,000              78,525
   8.90% due 01/15/2032                                             100,000              91,000
General Motors Corp.
   8.25% due 07/15/2023 (a)                                         100,000              91,125
   8.375% due 07/15/2033 (a)                                      5,770,000           5,257,912
United Auto Group, Inc.
   7.75% due 12/15/2016                                              40,000              40,000
                                                                              -----------------
                                                                                      7,538,567

BANKING - 2.49%
Bank of America Corp.
   7.40% due 01/15/2011                                           1,160,000           1,263,441
Glitnir Banki HF
   6.33% due 07/28/2011                                             440,000             456,565
   6.693% due 06/15/2016 (b)                                        620,000             646,734
Kaupthing Bank
   5.758% due 04/12/2011 ***                                      1,080,000           1,085,814
   7.125% due 05/19/2016                                            230,000             246,570
Resona Preferred Global Securities (Cayman), Ltd.
   7.191% due 12/29/2049 (b)                                        440,000             466,522
Standard Chartered Bank
   8.00% due 05/30/2031                                           1,075,000           1,363,818
Wachovia Corp.
   5.25% due 08/01/2014                                           1,740,000           1,735,888
Wells Fargo Company
   5.30% due 08/26/2011 (a)                                       1,250,000           1,266,375
                                                                              -----------------
                                                                                      8,531,727

BROADCASTING - 0.45%
CMP Susquehanna Corp.
   9.875% due 05/15/2014                                            160,000             157,200
CSC Holdings, Inc.
   7.00% due 04/15/2012                                             250,000             245,625
   8.125% due 08/15/2009                                            325,000             335,968

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
CSC Holdings, Inc., Series B
   8.125% due 07/15/2009                                  $          25,000   $          25,844
News America, Inc.
   5.30% due 12/15/2014                                             605,000             602,502
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                                              80,000              79,200
   9.8713% due 05/01/2013 (b)                                        80,000              77,200
                                                                              -----------------
                                                                                      1,523,539

BUILDING MATERIALS & CONSTRUCTION - 0.20%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014                                     575,000             368,000
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
      09/01/2009 due 03/01/2014 (a)                                 435,000             300,150
                                                                              -----------------
                                                                                        668,150

BUSINESS SERVICES - 0.66%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                             130,000             121,550
Affinion Group, Inc.
   10.125% due 10/15/2013                                           295,000             311,963
   11.50% due 10/15/2015                                             30,000              31,650
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                            40,000              41,000
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                            720,000             755,027
Rental Service Corp.
   9.50% due 12/01/2014                                             150,000             151,875
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                            275,000             288,406
   10.25% due 08/15/2015                                             60,000              63,600
Xerox Corp.
   6.40% due 03/15/2016                                             475,000             494,138
                                                                              -----------------
                                                                                      2,259,209

CABLE AND TELEVISION - 1.81%
Charter Communications Holdings I LLC
   11.00% due 10/01/2015                                              7,000               6,825
   11.75 due 05/15/2014 (a)                                          75,000              65,250
   13.50% due 01/15/2014 (a)                                         95,000              89,300
Charter Communications Holdings I LLC/Charter
   Communications Holdings I Capital Corp.
   11.00% due 10/01/2015                                            250,000             245,000
Charter Communications Holdings II LLC
   10.25% due 09/15/2010                                            220,000             229,900
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp.
   10.25% due 10/01/2013                                            167,000             174,515
Charter Communications Holdings LLC
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2012                                      50,000              45,500
   9.92% due 04/01/2011                                              15,000              13,425
   11.75 due 05/15/2011                                             100,000              92,500
Charter Communications Operating LLC
   8.375% due 04/30/2014                                            225,000             233,719

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Comcast Corp.
   6.50% due 01/15/2015 ***                               $         460,000   $         486,352
   6.50% due 01/15/2017                                             230,000             243,794
DirecTV Holdings LLC
   6.375% due 06/15/2015                                            165,000             159,225
EchoStar DBS Corp.
   6.625% due 10/01/2014                                            825,000             800,250
   7.125% due 02/01/2016                                            110,000             109,175
ION Media Networks, Inc.
   11.623% due 01/15/2013 (b)                                        45,000              45,225
Kabel Deutschland GmbH
   10.625% due 07/01/2014                                           285,000             314,212
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                             315,000             337,050
Rainbow National Services LLC
   8.75% due 09/01/2012                                              40,000              42,000
   10.375% due 09/01/2014                                            25,000              27,750
Rogers Cable, Inc.
   6.25% due 06/15/2013                                              25,000              24,875
   8.75% due 05/01/2032                                             350,000             416,062
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                             165,000             169,950
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                            430,000             533,879
Time Warner, Inc.
   7.625% due 04/15/2031                                            955,000           1,094,257
Videotron Ltee
   6.375% due 12/15/2015                                            200,000             193,500
                                                                              -----------------
                                                                                      6,193,490

CELLULAR COMMUNICATIONS - 0.46%
AT&T Broadband Corp.
   8.375% due 03/15/2013                                            785,000             903,342
MetroPCS Wireless, Inc.
   9.25% due 11/01/2014                                              40,000              40,650
Rogers Wireless, Inc.
   7.25% due 12/15/2012                                              30,000              31,575
   8.00% due 12/15/2012                                              20,000              21,200
Rural Cellular Corp.
   9.875% due 02/01/2010                                            290,000             306,675
UbiquiTel Operating Company
   9.875% due 03/01/2011                                            250,000             270,000
                                                                              -----------------
                                                                                      1,573,442

CHEMICALS - 0.50%
Arco Chemical Company
   9.80% due 02/01/2020                                              75,000              85,312
Chemtura Corp.
   6.875% due 06/01/2016                                             35,000              34,387
Equistar Chemicals LP
   10.625% due 05/01/2011                                           200,000             213,500
Georgia Gulf Corp.
   9.50% due 10/15/2014                                             260,000             253,500
Huntsman International LLC
   7.875% due 11/15/2014                                             75,000              75,375
   9.875% due 03/01/2009                                            172,000             177,590

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
IMC Global, Inc.
   10.875% due 08/01/2013                                 $          25,000   $          28,469
Lyondell Chemical Company
   8.00% due 09/15/2014                                              70,000              72,188
   8.25% due 09/15/2016                                              55,000              57,200
   10.50% due 06/01/2013                                             20,000              22,000
   11.125% due 07/15/2012                                           205,000             221,913
Methanex Corp.
   8.75% due 08/15/2012                                             110,000             118,800
Montell Finance Company BV
   8.10% due 03/15/2027                                             150,000             142,500
Westlake Chemical Corp.
   6.625% due 01/15/2016                                            200,000             195,000
                                                                              -----------------
                                                                                      1,697,734

COAL - 0.05%
International Coal Group, Inc.
   10.25% due 07/15/2014 (a)                                        180,000             176,400

COMMERCIAL SERVICES - 0.07%
DI Finance/DynCorp International LLC, Series B
   9.50% due 02/15/2013                                             230,000             241,500

CONSTRUCTION MATERIALS - 0.04%
Nortek, Inc.
   8.50% due 09/01/2014                                             150,000             144,750

CONTAINERS & GLASS - 0.43%
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                                            135,000             136,181
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                                        235,000             232,650
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                             400,000             412,000
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                             200,000             205,000
   8.25% due 05/15/2013                                              50,000              51,500
Owens-Illinois, Inc.
   7.35% due 05/15/2008                                             325,000             325,000
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                                              95,000              97,375
Radnor Holdings Corp.
   11.00% due 03/15/2010 ##                                         125,000              13,750
                                                                              -----------------
                                                                                      1,473,456

CRUDE PETROLEUM & NATURAL GAS - 1.33%
Anadarko Petroleum Corp.
   5.79% due 09/15/2009 (b)***                                      730,000             732,887
   5.95% due 09/15/2016                                             560,000             574,553
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                             350,000             350,000
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                             325,000             307,531
   6.50% due 08/15/2017                                             100,000              95,500
   7.00% due 08/15/2014                                             200,000             201,000
Complete Production Services, Inc.
   8.00% due 12/15/2016                                             125,000             126,250
Conoco, Inc.
   6.95% due 04/15/2029 ***                                       1,250,000           1,465,356

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Encore Acquisition Company
   6.00% due 07/15/2015                                   $          35,000   $          31,763
Mariner Energy, Inc.
   7.50% due 04/15/2013                                              80,000              77,600
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                            120,000             124,950
Pogo Producing Company
   6.875% due 10/01/2017 (a)                                        200,000             191,500
   7.875% due 05/01/2013                                             20,000              20,500
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                                            250,000             240,000
                                                                              -----------------
                                                                                      4,539,390

DOMESTIC OIL - 0.89%
Anadarko Finance Company, Series B
   7.50% due 05/01/2031                                             730,000             862,997
Exco Resources, Inc.
   7.25% due 01/15/2011                                             425,000             420,750
Forest Oil Corp.
   8.00% due 12/15/2011                                             325,000             338,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                             250,000             263,438
Stone Energy Corp.
   8.25% due 12/15/2011                                             400,000             395,000
Swift Energy Company
   7.625% due 07/15/2011                                            400,000             404,000
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                             375,000             375,000
                                                                              -----------------
                                                                                      3,059,185

DRUGS & HEALTH CARE - 0.32%
Humana, Inc.
   6.30% due 08/01/2018                                           1,065,000           1,095,909

EDUCATIONAL SERVICES - 0.03%
Education Management LLC
   8.75% due 06/01/2014                                             105,000             108,019

ELECTRICAL UTILITIES - 4.74%
AES Corp.
   7.75% due 03/01/2014                                           3,365,000           3,566,900
   8.75% due 06/15/2008                                           1,150,000           1,187,375
   8.875% due 02/15/2011                                            725,000             782,094
   9.375% due 09/15/2010                                          1,100,000           1,196,250
   9.50% due 06/01/2009                                             880,000             941,600
Dominion Resources, Inc.
   5.70% due 09/17/2012                                             730,000             746,832
Dynegy Holdings, Inc.
   8.375% due 05/01/2016 (a)                                        830,000             863,200
Edison Mission Energy
   7.75% due 06/15/2016                                             140,000             146,300
Exelon Corp.
   5.625% due 06/15/2035                                            590,000             574,787
FirstEnergy Corp.
   6.45% due 11/15/2011                                             430,000             453,135
   7.375% due 11/15/2031                                            770,000             908,163

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                                   $         129,394   $         141,039
Mirant Americas Generation LLC
   8.30% due 05/01/2011                                             395,000             400,925
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                            120,000             135,900
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                             490,000             510,677
TXU Corp., Series P
   5.55% due 11/15/2014                                             240,000             230,610
TXU Corp., Series R
   6.55% due 11/15/2034 (a)                                       3,530,000           3,406,824
TXU Electric Delivery Company
   6.375% due 01/15/2015                                             50,000              52,296
                                                                              -----------------
                                                                                     16,244,907

ELECTRONICS - 0.26%
L-3 Communications Corp.
   7.625% due 06/15/2012                                            550,000             569,937
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                             75,000              74,437
NXP BV/NXP Funding LLC
   7.875% due 10/15/2014                                            120,000             123,300
   9.50% due 10/15/2015                                              35,000              35,919
Spectrum Brands, Inc.
   7.375% due 02/01/2015 (a)                                         87,000              73,298
                                                                              -----------------
                                                                                        876,891

ENERGY - 0.63%
Duke Energy Company
   4.20% due 10/01/2008                                           1,131,000           1,110,911
Inergy, LP
   6.875% due 12/15/2014                                            200,000             194,000
NRG Energy, Inc.
   7.25% due 02/01/2014                                             150,000             150,000
   7.375% due 02/01/2016                                            700,000             700,000
                                                                              -----------------
                                                                                      2,154,911

FINANCIAL SERVICES - 8.59%
Aiful Corp.
   5.00% due 08/10/2010                                             440,000             430,708
Credit Suisse USA, Inc.
   5.50% due 08/16/2011                                             270,000             275,062
E*Trade Financial Corp.
   7.375% due 09/15/2013                                            105,000             107,887
   7.875% due 12/01/2015                                             45,000              47,700
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                                             980,000           1,014,300
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                                          80,000              76,732
   7.375% due 10/28/2009                                            430,000             429,281
   7.875% due 06/15/2010                                          1,875,000           1,883,524
   9.875% due 08/10/2011                                            225,000             239,571
   10.64% due 06/15/2011 (b)                                        835,600             891,755
General Motors Acceptance Corp.
   4.375% due 12/10/2007                                            350,000             344,154
   5.125% due 05/09/2008                                            250,000             246,810

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp. (continued)
   5.85% due 01/14/2009                                   $         350,000   $         349,323
   6.125% due 08/28/2007 (a)                                        330,000             329,461
   6.75% due 12/01/2014                                             675,000             692,161
   6.875% due 09/15/2011                                          1,600,000           1,647,309
   7.25% due 03/02/2011                                              25,000              26,028
   8.00% due 11/01/2031 (a)                                       8,525,000           9,555,212
Global Cash Access LLC
   8.75% due 03/15/2012                                             250,000             264,062
Goldman Sachs Group LP
   4.50% due 06/15/2010 (a)                                         580,000             571,299
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                                      1,650,000           1,678,840
International Lease Finance Corp.
   5.875% due 05/01/2013 (a)                                        815,000             843,059
iPCS, Inc.
   11.50% due 05/01/2012                                            250,000             278,125
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                                            970,000           1,035,168
J.P. Morgan Chase Bank/London
   zero coupon due 11/08/2007                                       747,000             694,710
JSG Funding PLC
   9.625% due 10/01/2012                                            225,000             237,937
Lehman Brothers Holdings, Inc.
   4.50% due 07/26/2010 (a)                                         775,000             761,773
Milacron Escrow Corp.
   11.50% due 05/15/2011                                             40,000              37,800
Morgan Stanley
   4.75% due 04/01/2014                                           1,470,000           1,421,962
Nell AF SARL
   8.375% due 08/15/2015 (a)                                        222,000             227,273
Residential Capital Corp.
   6.00% due 02/22/2011                                             720,000             729,798
Shinsei Finance Cayman, Ltd.
   6.418% due 01/29/2049 (b)                                        550,000             558,974
TNK-BP Finance SA
   7.50% due 07/18/2016                                           1,330,000           1,405,375
Ucar Finance, Inc.
   10.25% due 02/15/2012                                             80,000              84,400
                                                                              -----------------
                                                                                     29,417,533

FOOD & BEVERAGES - 0.10%
Dole Food Company, Inc.
   7.25% due 06/15/2010                                             230,000             216,488
Nutro Products, Inc.
   9.40% due 10/15/2013 (b)                                          40,000              41,200
   10.75% due 04/15/2014                                             90,000              97,650
                                                                              -----------------
                                                                                        355,338

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company
   6.75% due 03/15/2012                                             480,000             506,986

FUNERAL SERVICES - 0.03%
Service Corp. International
   7.625% due 10/01/2018 (a)                                         65,000              67,925

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FUNERAL SERVICES (CONTINUED)
Service Corp. International (continued)
   7.875% due 02/01/2013                                  $          30,000   $          31,238
                                                                              -----------------
                                                                                         99,163

FURNITURE & FIXTURES - 0.19%
Norcraft Companies LP
   9.00% due 11/01/2011                                             190,000             193,800
Norcraft Holdings Capital
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                                     115,000              94,875
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                                         350,000             363,563
                                                                              -----------------
                                                                                        652,238

GAS & PIPELINE UTILITIES - 3.45%
El Paso Corp.
   7.75% due 01/15/2032                                           5,800,000           6,148,000
   7.80% due 08/01/2031 ***                                       3,280,000           3,476,800
   7.875% due 06/15/2012 (a)                                        500,000             525,000
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                                        475,000             488,063
Kinder Morgan Energy Partners LP
   5.00% due 12/15/2013                                             140,000             134,851
   6.30% due 02/01/2009                                             100,000             101,802
   6.75% due 03/15/2011                                             100,000             104,890
   7.125% due 03/15/2012                                             20,000              21,373
Williams Companies, Inc.
   7.625% due 07/15/2019 (a)                                         25,000              26,500
   7.875% due 09/01/2021                                            275,000             293,563
   8.75% due 03/15/2032                                             450,000             505,125
                                                                              -----------------
                                                                                     11,825,967

HEALTHCARE PRODUCTS - 0.08%
Angiotech Pharmaceuticals, Inc.
   9.103% due 12/01/2013 (b)                                         80,000              80,000
Leiner Health Products, Inc.
   11.00% due 06/01/2012                                            195,000             197,925
                                                                              -----------------
                                                                                        277,925

HEALTHCARE SERVICES - 0.31%
DaVita, Inc.
   7.25% due 03/15/2015                                             420,000             423,150
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                             640,000             640,000
                                                                              -----------------
                                                                                      1,063,150

HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Ashtead Capital, Inc.
   9.00% due 08/15/2016                                             103,000             110,210

HOMEBUILDERS - 0.15%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                             15,000              14,475
   8.125% due 06/15/2016 (a)                                        150,000             155,625
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016 (a)                                          60,000              55,650
   8.625% due 01/15/2017 (a)                                        280,000             294,000
                                                                                        519,750

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS - 0.13%
Buffets, Inc.
   12.50% due 11/01/2014                                  $          30,000   $          30,075
CCM Merger, Inc.
   8.00% due 08/01/2013                                             105,000             101,325
El Pollo Loco, Inc.
   11.75% due 11/15/2013                                             70,000              74,550
Park Place Entertainment Corp.
   9.375% due 02/15/2007                                            250,000             251,562
                                                                              -----------------
                                                                                        457,512

INDUSTRIAL MACHINERY - 0.02%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                             75,000              77,438

INSURANCE - 0.09%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013 (a)                                       290,000             311,025

INTERNATIONAL OIL - 0.68%
Gaz Capital for Gazprom
   6.212% due 11/22/2016                                          1,070,000           1,074,012
OAO Gazprom, Series A7
   6.79% due 10/29/2009                                          16,500,000             627,470
OAO Gazprom, Series A8
   7.00% due 10/27/2011                                           5,500,000             209,000
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                                            150,000             178,650
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                             170,000             169,150
   6.625% due 06/15/2035 (a)                                         80,000              82,000
                                                                              -----------------
                                                                                      2,340,282

LEISURE TIME - 0.73%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                            335,000             369,756
Boyd Gaming Corp.
   6.75% due 04/15/2014                                             400,000             396,500
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                              40,000              41,323
Harrah's Operating Company, Inc.
   6.50% due 06/01/2016                                             100,000              89,301
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                            250,000             255,000
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010 (a)                                        190,000             202,350
Isle of Capri Casinos
   7.00% due 03/01/2014                                              50,000              48,937
   9.00% due 03/15/2012                                              15,000              15,694
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                            250,000             240,937
MGM Mirage, Inc.
   6.625% due 07/15/2015                                            150,000             144,188
   8.50% due 09/15/2010                                              10,000              10,675
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                            150,000             148,875
   7.125% due 08/15/2014                                            150,000             151,125
River Rock Entertainment Authority
   9.75% due 11/01/2011                                              25,000              26,563

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Station Casinos, Inc.
   7.75% due 08/15/2016                                   $         220,000   $         226,325
Warner Music Group
   7.375% due 04/15/2014                                            135,000             133,650
                                                                              -----------------
                                                                                      2,501,199

MANUFACTURING - 1.54%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                            105,000             112,087
Tyco International Group SA
   6.00% due 11/15/2013                                           1,040,000           1,088,606
   6.125% due 11/01/2008                                            890,000             903,643
   6.875% due 01/15/2029                                          2,760,000           3,168,323
                                                                              -----------------
                                                                                      5,272,659

MEDICAL-HOSPITALS - 1.75%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                             175,000             182,437
HCA, Inc.
   6.30% due 10/01/2012 (a)                                          21,000              19,084
   6.375% due 01/15/2015 (a)                                        265,000             220,612
   6.50% due 02/15/2016 (a)                                         331,000             273,902
   7.50% due 12/15/2023                                              25,000              20,153
   9.125% due 11/15/2014                                             40,000              41,700
   9.25% due 11/15/2016                                             340,000             354,875
   9.625% due 11/15/2016                                          2,760,000           2,891,100
Tenet Healthcare Corp.
   6.875% due 11/15/2031                                          1,125,000             900,000
   7.375% due 02/01/2013 (a)                                        125,000             114,063
   9.25% due 02/01/2015 (b)                                         200,000             196,000
   9.875% due 07/01/2014                                            640,000             641,600
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                             130,000             130,325
                                                                              -----------------
                                                                                      5,985,851

METAL & METAL PRODUCTS - 0.15%
Metals USA, Inc.
   11.125% due 12/01/2015                                           265,000             293,487
Mueller Group, Inc.
   10.00% due 05/01/2012                                             85,000              92,438
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                                     140,000             123,200
                                                                              -----------------
                                                                                        509,125

MINING - 0.23%
Vale Overseas, Ltd.
   6.875% due 11/21/2036                                            780,000             798,432

OFFICE FURNISHINGS & SUPPLIES - 0.08%
Interface, Inc.
   9.50% due 02/01/2014                                             100,000             104,000
   10.375% due 02/01/2010                                           150,000             163,875
                                                                              -----------------
                                                                                        267,875

PAPER - 0.29%
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014 (a)                                         305,000             305,000

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
NewPage Corp.
   10.00% due 05/01/2012                                  $         130,000   $         136,825
   11.6213% due 05/01/2012 (b)                                       65,000              70,362
   12.00% due 05/01/2013 (a)                                         45,000              47,475
P.H. Glatfelter
   7.125% due 05/01/2016                                             75,000              75,000
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                             200,000             189,000
Verso Paper Holdings LLC and Verso Paper, Inc.
   9.125% due 08/01/2014                                             40,000              41,600
   11.375% due 08/01/2016                                           120,000             124,800
                                                                              -----------------
                                                                                        990,062

PETROLEUM SERVICES - 0.61%
Belden & Blake Corp.
   8.75% due 07/15/2012                                             250,000             255,000
Compagnie Generale de Geophysique SA
   7.50% due 05/15/2015                                              50,000              50,125
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                            300,000             301,500
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                                        110,000             119,345
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034 (a)                                        800,000           1,025,200
Pride International, Inc.
   7.375% due 07/15/2014                                             60,000              62,250
SemGroup LP
   8.75% due 11/15/2015                                             270,000             272,700
SESI LLC
   6.875% due 06/01/2014                                             10,000              10,000
                                                                              -----------------
                                                                                      2,096,120

PHARMACEUTICALS - 0.13%
Omnicare, Inc.
   6.875% due 12/15/2015                                             20,000              19,550
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                             450,000             432,000
                                                                              -----------------
                                                                                        451,550

PHOTOGRAPHY - 2.32%
Eastman Kodak Company
   3.375% due 10/15/2033 (a)***                                   4,210,000           4,431,025
   7.25% due 11/15/2013 ***                                       3,500,000           3,507,322
                                                                              -----------------
                                                                                      7,938,347

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 ##                                          175,000                 175

PUBLISHING - 0.26%
Dex Media East LLC
   12.125% due 11/15/2012                                           125,000             138,437
Dex Media West LLC
   8.50% due 08/15/2010                                             150,000             156,750
   9.875% due 08/15/2013                                             75,000              81,750
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                                     175,000             166,688
   9.875% due 02/01/2013                                             45,000              49,163

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
Idearc, Inc.
   8.00% due 11/15/2016                                   $         150,000   $         152,625
Primedia, Inc.
   8.875% due 05/15/2011                                            140,000             137,900
                                                                              -----------------
                                                                                        883,313

RAILROADS & EQUIPMENT - 0.10%
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012                                            130,000             139,100
   12.50% due 06/15/2012                                             40,000              43,500
Kansas City Southern de Mexico S.A. de C.V.
   7.625% due 12/01/2013                                             50,000              50,000
Kansas City Southern Railway Company
   7.50% due 06/15/2009                                             120,000             121,200
                                                                              -----------------
                                                                                        353,800

REAL ESTATE - 0.35%
Ashton Woods USA
   9.50% due 10/01/2015                                              35,000              30,100
Forest City Enterprises
   7.625% due 06/01/2015                                              5,000               5,100
Host Marriott LP, REIT
   6.375% due 03/15/2015                                            200,000             196,750
   7.125% due 11/01/2013                                            500,000             510,625
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                                             175,000             175,656
Kimball Hill, Inc.
   10.50% due 12/15/2012                                            105,000              94,763
Ventas Realty LP, REIT
   7.125% due 06/01/2015                                             45,000              46,800
Ventas Realty LP/Capital Corp., REIT
   6.50% due 06/01/2016                                              35,000              35,394
   6.75% due 04/01/2017                                             105,000             107,231
                                                                              -----------------
                                                                                      1,202,419

RETAIL - 0.10%
Brookstone Company, Inc.
   12.00% due 10/15/2012 (a)                                         60,000              58,125
Eye Care Centers of America
   10.75% due 02/15/2015                                             35,000              38,150
Suburban Propane Partners LP
   6.875% due 12/15/2013                                            265,000             257,050
                                                                              -----------------
                                                                                        353,325

RETAIL TRADE - 1.04%
American Greetings Corp.
   7.375% due 06/01/2016                                             15,000              15,337
Blockbuster, Inc.
   9.00% due 09/01/2012 (a)                                         115,000             110,688
CVS Corp.
   9.35% due 01/10/2023                                           1,700,000           2,169,863
CVS Lease Pass Through
   6.036% due 12/10/2028                                            470,000             478,117
FTD, Inc.
   7.75% due 02/15/2014                                             225,000             225,281
Linens 'n Things, Inc.
   10.9988% due 01/15/2014 (a)(b)                                    50,000              48,875

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
Michaels Stores, Inc.
   zero coupon, Step up to 13.00% on
      11/1/2011 due 11/01/2016                            $          45,000   $          24,300
   11.375% due 11/01/2016 (a)                                        45,000              46,013
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                                       305,000             337,406
Sally Holdings LLC
   10.50% due 11/15/2016 (a)                                        100,000             102,625
                                                                              -----------------
                                                                                      3,558,505

SANITARY SERVICES - 0.37%
Allied Waste North America, Inc.
   6.375% due 04/15/2011 (a)                                        125,000             123,750
   7.25% due 03/15/2015 (a)                                         250,000             250,000
   8.50% due 12/01/2008                                             125,000             131,875
Waste Management, Inc.
   6.375% due 11/15/2012                                            730,000             770,256
                                                                              -----------------
                                                                                      1,275,881

SEMICONDUCTORS - 0.07%
Freescale Semiconductor, Inc.
   8.875% due 12/15/2014                                            250,000             250,625

SOFTWARE - 0.08%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                                        155,000             163,525
UGS Corp.
   10.00% due 06/01/2012                                             90,000              98,100
                                                                              -----------------
                                                                                        261,625

STEEL - 0.07%
CitiSteel USA, Inc.
   12.949% due 09/01/2010 (b)                                       100,000             103,500
RathGibson, Inc.
   11.25% due 02/15/2014                                            135,000             141,750
                                                                              -----------------
                                                                                        245,250

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.13%
Cincinnati Bell Telephone Company
   6.30% due 12/01/2028                                              20,000              18,000
Citizens Communications Company
   9.00% due 08/15/2031                                             175,000             190,750
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016 (a)                                         430,000             430,878
Hawaiian Telcom Communications, Inc., Series B
   10.889% due 05/01/2013 (b)                                        60,000              60,000
   12.50% due 05/01/2015 (a)                                        200,000             208,500
Inmarsat Finance PLC
   7.625% due 06/30/2012                                            130,000             134,387
Intelsat Bermuda, Ltd.
   9.25% due 06/15/2016                                             170,000             181,900
   11.25% due 06/15/2016                                            305,000             334,356
Intelsat, Ltd.
   7.625% due 04/15/2012 (a)                                        210,000             192,675
Level 3 Communications, Inc.
   11.50% due 03/01/2010                                             30,000              31,238
Level 3 Financing, Inc.
   9.25% due 11/01/2014                                             100,000             101,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Level 3 Financing, Inc. (continued)
   11.80% due 03/15/2011 (a)(b)                           $          75,000   $          79,313
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                             160,000             144,000
PanAmSat Corp.
   9.00% due 08/15/2014                                              15,000              15,750
Royal KPN NV
   8.00% due 10/01/2010                                             580,000             631,991
United States West Communications, Inc.
   6.875% due 09/15/2033                                          1,147,000           1,109,723
                                                                              -----------------
                                                                                      3,864,461

TELEPHONE - 0.99%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                                              85,000              83,937
   8.375% due 01/15/2014                                            140,000             143,150
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                                            180,000             191,475
NTL Cable PLC
   9.125% due 08/15/2016                                            115,000             121,613
Qwest Communications International, Inc.
   7.50% due 02/15/2014                                              87,000              89,610
Qwest Communications International, Inc., Series B
   7.50% due 02/15/2014 (a)                                         306,000             315,180
Qwest Corp.
   8.875% due 03/15/2012                                            125,000             139,219
Sprint Capital Corp.
   8.375% due 03/15/2012                                            940,000           1,058,970
Telecom Italia Capital SA
   5.25% due 10/01/2015                                             500,000             472,918
Telefonos de Mexico S.A. de C.V.
   8.75% due 01/31/2016                                   MXN     2,000,000             190,828
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013 (a)                              $         295,000             305,057
Windstream Corp.
   8.625% due 08/01/2016                                            255,000             277,631
                                                                              -----------------
                                                                                      3,389,588

TOBACCO - 0.30%
Alliance One International, Inc.
   11.00% due 05/15/2012                                             50,000              53,000
Altria Group, Inc.
   7.00% due 11/04/2013                                             870,000             959,541
                                                                              -----------------
                                                                                      1,012,541

TRANSPORTATION - 0.05%
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (b)                                          20,000              20,450
Horizon Lines LLC
   9.00% due 11/01/2012                                             122,000             127,795
OMI Corp.
   7.625% due 12/01/2013                                             25,000              25,531
                                                                              -----------------
                                                                                        173,776
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $150,676,917)                                     $     155,725,647
                                                                              -----------------

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.14%
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class A4
   5.372% due 09/10/2045 (b)                              $         340,000   $         346,263
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                                             295,000             332,942
Commercial Mortgage Pass-Through Certificates,
   Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                            315,871             319,858
Countrywide Alternative Loan Trust, Series 2006-OA9,
   Class 1A1
   5.52% due 07/20/2046 (b)***                                    2,792,920           2,784,299
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.52% due 07/20/2046 (b)***                                    1,786,324           1,789,560
Countrywide Home Loans, Series 2006-HYB3, Class 2A1A
   5.761% due 05/20/2036 (b)                                        157,183             159,633
Credit Suisse Mortgage Capital Certificates, Series
   2006-C1, Class A4
   5.609% due 02/15/2039 (b)                                      1,675,000           1,727,810
First Boston Mortgage Securities Corp. STRIP,
   Series D, IO
   10.965% due 05/25/2017 ***                                        15,031               3,552
First Union National Bank Commercial Mortgage,
   Series 2000-C1
   0.7518% IO due 05/17/2032 (b)                                 13,301,966             308,699
Green Tree Financial Corp., Series 1997-6, Class A8
   7.07% due 01/15/2029                                             599,001             618,168
GSRPM Mortgage Loan Trust, Series 2003-1, Class A3
   5.82% due 01/25/2032 (b)                                         168,000             168,956
Impac CMB Trust, Series 2003-4, Class 1A1
   5.96% due 10/25/2033 (b)***                                      130,070             130,099
Indymac Index Mortgage Loan Trust, Series
   2006-AR6, Class 2A1A
   5.52% due 06/25/2047 (b)***                                    4,850,799           4,820,154
J.P. Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-CB15, Class A4
   5.814% due 06/12/2043 (b)                                      2,370,000           2,489,871
J.P. Morgan Mortgage Trust, Series 2005-A6, Class 7A1
   4.9792% due 08/25/2035 (b)                                       120,764             120,102
Luminent Mortgage Trust, Series 2006-4, Class A1A
   5.51% due 05/25/2046 (b)***                                    2,542,587           2,538,315
Master Adjustable Rate Mortgages Trust.,
   Series 2006-2, Class 3A1
   4.8468% due 01/25/2036 (b)                                       165,922             164,847
Master Adjustable Rate Mortgages Trust.,
   Series 2006-OA1, Class 1A1
   5.53% due 04/25/2046 (b)***                                    4,388,351           4,391,018
Merit Securities Corp., Series 11PA, Class B2
   6.82% due 09/28/2032 (b)***                                      770,875             663,985
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
   5.8439% due 05/12/2039 (b)                                       970,000           1,013,591

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Mortgage Loan Trust, Series
   2004-8AR, Class 4A1
   5.3626% due 10/25/2034 (b)                             $         854,025   $         861,563
Novastar Mortgage-Backed Notes, Series
   2006-MTA1, Class 2A1A
   5.51% due 09/25/2046 (b)***                                    2,533,270           2,533,471
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
   6.00% due 05/25/2035                                           2,273,173           2,281,764
Structured Asset Mortgage Investments, Inc.,
   Series 2005-AR3, Class 2A1
   7.1289% due 08/25/2035 (b)                                       413,579             423,070
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR6, Class 1A3
   5.51% due 07/25/2036 (b)***                                    2,777,731           2,773,175
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A2
   5.425% due 06/25/2036 (b)***                                   2,779,103           2,773,331
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A3
   5.43% due 06/25/2036 (b)***                                    2,804,221           2,827,376
Washington Mutual, Inc., Series 2005-AR17,
   Class A1A1
   5.59% due 12/25/2045 (b)***                                    2,215,325           2,223,299
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $41,394,545)                                                         $      41,588,771
                                                                              -----------------

ASSET BACKED SECURITIES - 8.92%
ACE Securities Corp., Series 2006-GP1, Class A
   5.45% due 02/25/2031 (b)***                                    2,381,581           2,381,523
Amortizing Residential Corp. Trust,
   Series 2002-BC6, Class M2
   6.52% due 08/25/2032 (b)***                                       92,875              93,487
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   7.22% due 04/15/2033 (b)***                                      221,532             221,750
Bear Stearns Asset Backed Securities Inc, Series
   2003-ABF1, Class A
   5.69% due 01/25/2034 (b)***                                       52,756              52,938
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   6.57% due 06/25/2034 (b)***                                      420,000             426,110
Countrywide Home Equity Loan Trust, Series
   2002-B, Class A1
   5.57% due 04/15/2028 (b)***                                       86,835              86,835
EMC Mortgage Loan Trust, Series 2003-B, Class A1
   5.87% due 11/25/2041 (b)***                                      372,462             374,187
GSAMP Trust, Series 2006-S4, Class A1
   5.41% due 05/25/2036 (b)***                                    1,931,862           1,931,911
IndyMac Seconds Asset Backed Trust, Series
   2006-A, Class A
   5.45% due 06/25/2036 (b)***                                    2,355,648           2,355,593
IXIS Real Estate Capital Trust, Series 2006-HE2,
   Class A1
   5.445% due 08/25/2036 ***                                      3,553,651           3,553,571
Merrill Lynch Mortgage Investors, Inc., Series
   2005-WM1N, Class N1
   5.00% due 09/25/2035 ***                                           8,391               8,342

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035 ***                               $         666,596   $         708,454
Morgan Stanley Mortgage Loan Trust, Series
   2006-4SL, Class A1
   5.47% due 03/25/2036 (b)***                                    2,065,236           2,065,736
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   6.295% due 06/25/2034 (b)***                                     315,000             316,723
RAAC Series, Series 2006-RP2, Class A
   5.57% due 02/25/2037 (b)***                                    2,384,699           2,387,679
Residential Asset Mortgage Products Inc., Series
   2003-RS4, Class AIIB
   5.65% due 05/25/2033 (b)                                          82,190              83,242
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   6.42% due 04/25/2032 (b)***                                       37,812              37,829
SACO I Trust, Inc., Series 2006-5, Class 1A
   5.47% due 04/25/2036 (b)***                                    3,883,490           3,885,509
SACO I Trust, Inc., Series 2006-5, Class 2A3
   5.50% due 05/25/2036 (b)***                                    2,040,000           2,039,949
SACO I Trust, Inc., Series 2006-6, Class A
   5.45% due 06/25/2036 (b)***                                    2,272,124           2,272,071
Sail Net Interest Margin Notes, Series 2004-2A,
   Class A
   5.50% due 03/27/2034 ***                                          23,428               8,162
SLM Student Loan Trust, Series 2006-5, Class A2
   5.3669% due 07/25/2017 (b)***                                  2,900,000           2,899,898
Structured Asset Securities Corp., Series
   2006-ARS1, Class A1
   5.43% due 02/25/2036 (b)***                                    2,357,401           2,357,769
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $30,549,077)                                                         $      30,549,268
                                                                              -----------------

SUPRANATIONAL OBLIGATIONS - 0.29%

VENEZUELA - 0.29%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                            916,000             980,221
                                                                              -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $984,820)                                                            $         980,221
                                                                              -----------------

OPTIONS - 1.14%

CALL OPTIONS - 1.13%
Eurodollar Futures
   Expiration 12/18/2006 at $94.00                                  245,000             158,025
   Expiration 12/18/2006 at $94.625                                 162,500               3,656
   Expiration 03/19/2007 at $94.625                                 130,000              26,000
   Expiration 03/19/2007 at $94.75                                  225,000              27,562
Japanese Yen Futures
   Expiration 12/08/2006 at $84.50                                  130,000             270,400
   Expiration 12/08/2006 at $85.00                                  223,750             358,000
   Expiration 03/09/2007 at $86.00                                  520,000           1,170,000
U.S. Treasury Notes 5 yr. Futures
   Expiration 02/23/2007 at $101.50                                 307,000           1,429,469
   Expiration 02/23/2007 at $102.00                                  19,000              78,969
   Expiration 02/23/2007 at $102.50                                  90,000             329,063
                                                                              -----------------
                                                                                      3,851,144

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
OPTIONS (CONTINUED)

PUT OPTIONS - 0.01%
Eurodollar Futures
   Expiration 03/19/2007 at $93.00                                   30,000   $              75
   Expiration 03/19/2007 at $94.00                                  225,000                 562
   Expiration 03/19/2007 at $95.50                                   65,000              44,850
                                                                              -----------------
                                                                                         45,487
                                                                              -----------------
TOTAL OPTIONS (Cost $2,745,559)                                               $       3,896,631
                                                                              -----------------

SHORT TERM INVESTMENTS - 15.11%
Canadian Treasury Bill
   zero coupon due 12/15/2006                             $         350,000   $         349,309
Federal National Mortgage Association
   zero coupon due 06/25/2007 ****                                  285,000             276,846
J.P. Morgan Chase Bank/London, Series EMTN
   zero coupon due 01/30/2007                                     3,020,000           2,840,509
State Street Navigator Securities Lending
   Prime Portfolio (c)                                           48,265,806          48,265,806
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $51,732,469)                                                         $      51,732,470
                                                                              -----------------

REPURCHASE AGREEMENTS - 15.33%
Merrill Lynch Tri-Party Repurchase Agreement dated
   11/30/2006 at 5.28% to be repurchased at $52,507,700
   on 12/01/2006, collateralized by $52,890,000 Federal
   National Mortgage Association, 5.28% due 02/27/2009
   (valued at $54,280,302, including interest) ***        $      52,500,000   $      52,500,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $52,500,000)                                                         $      52,500,000
                                                                              -----------------
TOTAL INVESTMENTS (STRATEGIC BOND FUND)
   (COST $474,535,404) - 141.21%                                              $     483,591,165
LIABILITIES IN EXCESS OF OTHER ASSETS - (41.21)%                                   (141,131,341)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     342,459,824
                                                                              =================

STRATEGIC INCOME FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 1.83%

COAL - 0.21%
Great Lakes Carbon Income Fund                                       72,855   $         654,281

MINING - 1.59%
Newmont Mining Corp. (a)                                             40,000           1,876,400
Pan American Silver Corp. * (a)                                      32,500             843,050
Silver Standard Resources, Inc., ADR * (a)                           70,250           2,186,180
                                                                              -----------------
                                                                                      4,905,630

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.03%
Chunghwa Telecom Company, Ltd., ADR                                   5,768   $         109,592
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $4,932,683)                                         $       5,669,503
                                                                              -----------------

U.S. TREASURY OBLIGATIONS - 10.45%

U.S. TREASURY BONDS - 1.12%
   8.125% due 08/15/2019 (a)                              $         930,000           1,243,585
   9.25% due 02/15/2016 (a)                                       1,635,000           2,218,682
                                                                              -----------------
                                                                                      3,462,267

U.S. TREASURY NOTES - 9.33%
   4.25% due 08/15/2013 (a)                                       4,120,000           4,076,386
   4.625% due 03/31/2008 (a)                                      1,585,000           1,582,337
   4.875% due 07/31/2011                                          3,690,000           3,755,438
   4.875% due 08/15/2016 (a)                                      9,370,000           9,664,640
   6.125% due 08/15/2007 (a)                                      9,720,000           9,795,553
                                                                              -----------------
                                                                                     28,874,354
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $31,877,224)                                                         $      32,336,621
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.42%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.42%
   5.50% due 10/01/2036                                           1,327,401           1,322,595
   6.50% due 11/01/2036                                           3,011,951           3,073,521
                                                                              -----------------
                                                                                      4,396,116
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $4,377,364)                                                          $       4,396,116
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 46.79%

AUSTRALIA - 4.00%
Commonwealth of Australia
   7.50% due 09/15/2009 (a)                               AUD    15,070,000          12,363,987

AUSTRIA - 0.24%
Republic of Austria, Series EMTN
   6.00% due 09/26/2008                                   NZD     1,120,000             749,427

CANADA - 21.35%
Government of Canada
   4.00% due 09/01/2010                                   CAD     4,100,000           3,614,868
   4.00% due 06/01/2016                                          14,560,000          12,849,948
   4.25% due 12/01/2008                                          18,650,000          16,457,949
   5.50% due 06/01/2009                                           2,880,000           2,622,570
   5.50% due 06/01/2010                                           6,000,000           5,543,173
   6.00% due 06/01/2011 (a)                                      13,500,000          12,886,477
Province of Ontario
   4.50% due 03/08/2015                                           4,600,000           4,138,609
   5.70% due 12/01/2008                                           5,500,000           4,975,660
   5.75% due 03/03/2008                                   NZD     2,235,000           1,499,344
   6.25% due 06/16/2015                                   CAD     2,215,000           1,466,446
                                                                              -----------------
                                                                                     66,055,044

COLOMBIA - 1.35%
Republic of Colombia
   10.00% due 01/23/2012                                  $         110,000             129,415

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

COLOMBIA (CONTINUED)
Republic of Colombia (continued)
   10.75% due 01/15/2013                                  $       3,290,000   $       4,059,860
                                                                              -----------------
                                                                                      4,189,275

GERMANY - 3.65%
Bundesrepublik Deutschland, Series 05
   3.50% due 01/04/2016                                   EUR     4,760,000           6,236,005
Federal Republic of Germany
   5.00% due 07/04/2012                                           3,585,000           5,072,592
                                                                              -----------------
                                                                                     11,308,597

IRELAND - 3.09%
Republic of Ireland
   4.60% due 04/18/2016                                           6,070,000           8,620,937
   5.00% due 04/18/2013                                             650,000             927,647
                                                                              -----------------
                                                                                      9,548,584

MEXICO - 0.69%
Government of Mexico
   5.625% due 01/15/2017                                  $         520,000             522,860
   5.875% due 01/15/2014                                            550,000             565,400
   6.375% due 01/16/2013                                            490,000             516,950
   8.125% due 12/30/2019                                            360,000             440,820
   10.375% due 02/17/2009 (a)                                        80,000              88,600
                                                                              -----------------
                                                                                      2,134,630

NEW ZEALAND - 0.37%
New Zealand Government Bond, Series 708
   6.00% due 07/15/2008                                   NZD     1,685,000           1,146,666

NORWAY - 5.50%
Kingdom of Norway
   5.00% due 05/15/2015                                   NOK    28,200,000           4,847,891
   6.00% due 05/16/2011                                          47,800,000           8,347,630
   6.75% due 01/15/2007                                          23,400,000           3,816,560
                                                                              -----------------
                                                                                     17,012,081

PANAMA - 0.27%
Republic of Panama
   7.25% due 03/15/2015                                   $         780,000             840,450

SPAIN - 4.75%
Kingdom of Spain
   4.20% due 07/30/2013                                   EUR     4,350,000           5,945,177
   5.00% due 07/30/2012                                           2,140,000           3,028,530
   5.35% due 10/31/2011                                           4,005,000           5,707,659
                                                                              -----------------
                                                                                     14,681,366

UNITED KINGDOM - 1.53%
Government of United Kingdom
   5.00% due 03/07/2008                                   GBP     2,405,000           4,735,119
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $143,339,231)                                                        $     144,765,226
                                                                              -----------------

CORPORATE BONDS - 24.91%

ADVERTISING - 0.10%
Vertis, Inc.
   9.75% due 04/01/2009                                   $         300,000             307,500

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

AEROSPACE - 0.24%
Argo-Tech Corp.
   9.25% due 06/01/2011                                   $         225,000   $         233,438
Sequa Corp.
   9.00% due 08/01/2009                                             475,000             505,281
                                                                              -----------------
                                                                                        738,719

APPAREL & TEXTILES - 0.32%
Hanes Brand, Inc.
   3.103% due 10/15/2007                                          1,000,000           1,000,000

BANKING - 2.21%
Kreditanstalt fuer Wiederaufbau, Series EMTN
   5.73% due 08/20/2007                                   NZD     1,000,000             676,088
Kreditanstalt fuer Wiederaufbau, Series INTL
   1.85% due 09/20/2010                                   JPY   263,000,000           2,341,037
Landwirtschaftliche Rentenbank, Series EMTN
   6.50% due 09/17/2009                                   NZD     1,115,000             747,833
Oesterreichische Kontrollbank AG
   1.80% due 03/22/2010                                   JPY   263,000,000           2,334,143
Rabobank Nederland, Series EMTN
   0.20% due 06/20/2008                                          88,000,000             754,617
                                                                              -----------------
                                                                                      6,853,718

BROADCASTING - 0.66%
Allbritton Communications Company
   7.75% due 12/15/2012                                   $       1,495,000           1,513,688
Radio One, Inc.
   6.375% due 02/15/2013                                            225,000             209,812
   8.875% due 07/01/2011 (a)                                        200,000             206,250
Salem Communications Corp.
   7.75% due 12/15/2010                                             100,000             100,875
                                                                              -----------------
                                                                                      2,030,625

BUILDING MATERIALS & CONSTRUCTION - 0.04%
Brand Services, Inc.
   12.00% due 10/15/2012                                            125,000             138,925

BUSINESS SERVICES - 0.07%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                           200,000             205,000

CABLE AND TELEVISION - 0.69%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                            300,000             301,875
Mediacom Broadband LLC
   8.50% due 10/15/2015 (a)                                          75,000              75,094
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                             125,000             128,437
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                           1,581,000           1,628,430
                                                                              -----------------
                                                                                      2,133,836

CELLULAR COMMUNICATIONS - 2.04%
America Movil SA de CV
   9.00% due 01/15/2016                                   MXN    12,000,000           1,149,330
American Cellular Corp., Series B
   10.00% due 08/01/2011                                  $       1,000,000           1,055,000
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                                      1,500,000           1,567,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Dobson Cellular Systems, Inc.
   8.875% due 10/01/2013 (a)                              $       1,500,000   $       1,511,250
Rural Cellular Corp.
   9.75% due 01/15/2010 (a)                                       1,000,000           1,025,000
                                                                              -----------------
                                                                                      6,308,080

CHEMICALS - 0.04%
Nova Chemicals Corp.
   6.50% due 01/15/2012                                             125,000             118,125

COAL - 0.06%
Massey Energy Company
   6.625% due 11/15/2010                                            200,000             201,000

CONTAINERS & GLASS - 2.11%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                           1,000,000           1,030,000
   9.50% due 08/15/2013 (a)                                       1,500,000           1,545,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                           1,450,000           1,493,500
Stone Container Corp.
   8.375% due 07/01/2012                                            925,000             894,938
   9.75% due 02/01/2011                                           1,514,000           1,561,312
                                                                              -----------------
                                                                                      6,524,750

DIVERSIFIED FINANCIAL SERVICES - 2.68%
General Electric Capital Corp.
   6.625% due 02/04/2010                                  NZD     5,295,000           3,555,041
General Electric Capital Corp., Series EMTN
   8.75% due 10/05/2015                                   MXN    21,000,000           1,934,967
   9.50% due 12/11/2014                                           5,500,000             525,976
Toyota Motor Credit Corp.
   0.75% due 06/09/2008                                   JPY   262,000,000           2,266,654
                                                                              -----------------
                                                                                      8,282,638

FINANCIAL SERVICES - 0.41%
JSG Funding PLC
   9.625% due 10/01/2012                                  $         415,000             438,862
Ucar Finance, Inc.
   10.25% due 02/15/2012                                            790,000             833,450
                                                                              -----------------
                                                                                      1,272,312

FOOD & BEVERAGES - 0.31%
Cosan SA Industria e Comercio
   8.25% due 02/28/2049                                           1,000,000             955,000

GAS & PIPELINE UTILITIES - 1.05%
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                                            200,000             205,000
Markwest Energy Partners LP
   8.50% due 07/15/2016                                           2,150,000           2,171,500
Southern Union Company
   7.20% due 11/01/2066 (b)                                         705,000             709,805
Targa Resources, Inc.
   8.50% due 11/01/2013                                             175,000             176,750
                                                                              -----------------
                                                                                      3,263,055

HEALTHCARE PRODUCTS - 0.89%
Hanger Orthopedic Group, Inc.
   10.25% due 06/01/2014                                          1,150,000           1,181,625

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Pfizer, Inc., Series INTL
   0.80% due 03/18/2008                                   JPY   183,000,000   $       1,582,991
                                                                              -----------------
                                                                                      2,764,616

HEALTHCARE SERVICES - 0.34%
Healthsouth Corp.
   10.75% due 06/15/2016 (a)                              $       1,000,000           1,065,000

HOTELS & RESTAURANTS - 1.29%
CCM Merger, Inc.
   8.00% due 08/01/2013                                           1,865,000           1,799,725
Landry's Restaurants, Inc., Series B
   7.50% due 12/15/2014                                             390,000             379,275
Turning Stone Resort Casino
   9.125% due 09/15/2014                                          1,460,000           1,492,850
   9.125% due 12/15/2010                                            300,000             308,250
                                                                              -----------------
                                                                                      3,980,100

INDUSTRIAL MACHINERY - 0.38%
Manitowoc, Inc.
   7.125% due 11/01/2013                                          1,170,000           1,175,850

INTERNATIONAL OIL - 1.60%
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                             130,000             129,350
   7.375% due 12/15/2014 (a)                                        710,000             784,550
   8.50% due 02/15/2008                                           3,095,000           3,203,325
   9.125% due 10/13/2010 (a)                                        750,000             844,125
                                                                              -----------------
                                                                                      4,961,350

LEISURE TIME - 3.73%
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                             110,000             113,639
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                             242,000             241,395
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                                             200,000             206,500
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                                   1,000,000             820,000
French Lick Resorts & Casino LLC/French Lick
   Resorts & Casino Corp.
   10.75% due 04/15/2014                                          1,000,000             945,000
Isle of Capri Casinos
   7.00% due 03/01/2014                                           1,100,000           1,076,625
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                                           1,500,000           1,500,000
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                          1,000,000           1,005,000
MGM Mirage, Inc.
   6.75% due 09/01/2012                                             475,000             469,062
Mohegan Tribal Gaming Authority
   7.125% due 08/15/2014                                          1,375,000           1,385,313
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                           1,500,000           1,530,000
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                             300,000             294,750
   6.875% due 12/01/2011                                            100,000             102,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Pokagon Gaming Authority
   10.375% due 06/15/2014                                 $         500,000   $         542,500
Seneca Gaming Corp.
   7.25% due 05/01/2012                                             480,000             480,000
Station Casinos, Inc.
   6.50% due 02/01/2014                                             400,000             374,500
   6.625% due 03/15/2018                                            325,000             295,750
   6.875% due 03/01/2016                                            175,000             163,188
                                                                              -----------------
                                                                                     11,545,222

MEDICAL-HOSPITALS - 0.15%
HCA, Inc.
   9.125% due 11/15/2014                                            460,000             479,550

METAL & METAL PRODUCTS - 0.36%
Mueller Group, Inc.
   10.00% due 05/01/2012                                            130,000             141,375
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                                      39,000              34,320
PNA Group, Inc.
   10.75% due 09/01/2016                                            920,000             952,200
                                                                              -----------------
                                                                                      1,127,895

MINING - 0.31%
Drummond Company, Inc.
   7.375% due 02/15/2016 (a)                                      1,000,000             960,000

PAPER - 0.53%
Boise Cascade LLC
   7.125% due 10/15/2014 (a)                                        350,000             336,000
Buckeye Technologies, Inc.
   9.25% due 09/15/2008                                             100,000             100,000
Pope & Talbot, Inc.
   8.375% due 06/01/2013                                            500,000             397,500
   8.375% due 06/01/2013                                          1,000,000             795,000
                                                                              -----------------
                                                                                      1,628,500

PETROLEUM SERVICES - 0.65%
Allis-Chalmers Energy, Inc.
   9.00% due 01/15/2014                                           2,000,000           2,000,000

PUBLISHING - 0.15%
Block Communications, Inc.
   8.25% due 12/15/2015                                             200,000             197,500
CBD Media Holdings Finance
   9.25% due 07/15/2012 (a)                                         250,000             253,750
                                                                              -----------------
                                                                                        451,250

TELEPHONE - 0.50%
Cincinnati Bell, Inc.
   8.375% due 01/15/2014 (a)                                      1,500,000           1,533,750

TOBACCO - 0.69%
Alliance One International, Inc.
   11.00% due 05/15/2012 (a)                                      2,000,000           2,120,000

TRANSPORTATION - 0.31%
PHI, Inc.
   7.125% due 04/15/2013                                          1,000,000             960,000
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $76,433,063)                                      $      77,086,366
                                                                              -----------------

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.69%
Bank of America Alternative Loan Trust,
   Series 2006-1, Class 4CB1
   6.50% due 02/25/2036                                   $       3,186,259   $       3,241,386
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-27, Class 2A1
   5.50% due 12/25/2035                                           7,620,245           7,534,517
Crown Castle Towers LLC, Series 2006-1A, Class G
   6.795% due 11/15/2036                                            800,000             800,000
Federal Home Loan Mortgage Corp., Series 3165,
   Class ND
   5.50% due 10/15/2034                                           3,890,000           3,877,594
Federal Home Loan Mortgage Corp., Series 3228,
   Class PL
   5.50% due 10/15/2034                                           4,850,000           4,876,999
Federal National Mortgage Association, Series
   2006-65, Class TE
   5.50% due 05/25/2035                                           2,065,000           2,058,098
Indymac Index Mortgage Loan Trust, Series
   2006-AR19, Class 4A1
   6.3981% due 08/25/2036 (b)                                     3,457,566           3,504,027
SBA CMBS Trust, Series 2006-1A, Class H
   7.389% due 11/15/2036                                            425,000             437,301
SBA CMBS Trust, Series 2006-1A, Class J
   7.825% due 11/15/2036                                            360,000             370,294
Wamu Alternative Mortgage Pass-Through
   Certificates, Series 2006-3, Class 4CB
   6.50% due 03/25/2036                                           3,223,788           3,279,441
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $29,552,737)                                                         $      29,979,657
                                                                              -----------------
SUPRANATIONAL OBLIGATIONS - 0.73%

SUPRANATIONAL - 0.48%
European Investment Bank
   6.75% due 11/17/2008                                   NZD     2,160,000           1,466,876

VENEZUELA - 0.25%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                  $         730,000             781,180
                                                                              -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,157,842)                                                          $       2,248,056
                                                                              -----------------

OPTIONS - 0.12%

GOVERNMENT OF CANADA - 0.10%
Government of Canada
   Expiration 12/29/2006 at $1.1325                              21,300,000             231,531
   Expiration 12/29/2006 at $1.1425                              14,500,000              88,015
                                                                              -----------------
                                                                                        319,546

GOVERNMENT OF JAPAN - 0.02%
Japanese Yen
   Expiration 01/31/2007 at $110.00                              30,000,000              59,100
                                                                              -----------------
TOTAL OPTIONS (Cost $442,226)                                                 $         378,646
                                                                              -----------------

SHORT TERM INVESTMENTS - 25.44%
Federal Home Loan Bank Discount Notes
   zero coupon due 12/01/2006                             $       8,700,000   $       8,700,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      70,007,777   $      70,007,777
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $78,707,777)                                                         $      78,707,777
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $89,010 on 12/01/2006,
   collateralized by $95,000 Federal
   National Mortgage Association,
   5.75% due 03/07/2022 (valued at
   $94,050, including interest) (c)                       $          89,000   $          89,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $89,000)                                                             $          89,000
                                                                              -----------------

TOTAL INVESTMENTS (STRATEGIC INCOME FUND)
   (COST $371,909,147) - 121.41%                                                   $375,656,968
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.41)%                                    (66,251,464)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     309,405,504
                                                                              =================

STRATEGIC VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 28.08%

FINANCIAL SERVICES - 8.22%
JP Morgan Chase & Company                                           134,986   $       6,247,152

INSURANCE - 10.28%
Allstate Corp.                                                       50,145           3,183,205
St. Paul Travelers Companies, Inc.                                   89,430           4,633,368
                                                                              -----------------
                                                                                      7,816,573

OFFICE FURNISHINGS & SUPPLIES - 3.84%
OfficeMax, Inc.                                                      61,975           2,917,163

SOFTWARE - 2.09%
Oracle Corp. *                                                       83,441           1,587,882

TOYS, AMUSEMENTS & SPORTING GOODS - 3.65%
   Mattel, Inc.                                                     126,466           2,775,929
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $16,155,716)                                        $      21,344,699
                                                                              -----------------

SHORT TERM INVESTMENTS - 67.70%
Federal Agricultural Mortgage Corp. Discount Notes
   zero coupon due 12/01/2006                                   $19,000,000   $      19,000,000
Federal Home Loan Bank Discount Notes
   zero coupon due 12/01/2006                                    19,000,000          19,000,000
Federal National Mortgage Association Discount
   Note zero coupon due 12/01/2006                               13,455,000          13,455,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $51,455,000)                                                         $      51,455,000
                                                                              -----------------

STRATEGIC VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 3.75%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   5.02% to be repurchased at
   $2,850,397 on 12/01/2006,
   collateralized by $2,230,000 U.S.
   Treasury Bonds, 7.25% due
   08/15/2022 (valued at $2,910,119,
   including interest) (c)                                $       2,850,000   $       2,850,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,850,000)                                                          $       2,850,000
                                                                              -----------------
TOTAL INVESTMENTS (STRATEGIC VALUE FUND)
   (COST $70,460,716) - 99.53%                                                $      75,649,699

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.47%                                           357,557
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $      76,007,256
                                                                              =================

TOTAL BOND MARKET FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 23.76%

U.S. TREASURY BONDS - 5.00%
   4.50% due 02/15/2036                                     $       300,000   $         297,023
   5.25% due 02/15/2029                                             515,000             557,608
   6.75% due 08/15/2026                                             400,000             506,250
   7.875% due 02/15/2021                                            900,000           1,200,375
                                                                              -----------------
                                                                                      2,561,256

U.S. TREASURY NOTES - 18.76%
   3.125% due 04/15/2009                                          1,500,000           1,452,891
   4.625% due 11/15/2016                                          2,150,000           2,178,219
   4.75% due 11/15/2008 to 10/31/2011                             3,650,000           3,664,720
   5.50% due 02/15/2008                                           2,285,000           2,304,011
                                                                              -----------------
                                                                                      9,599,841
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $12,063,042)                                                         $      12,161,097
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.11%

FEDERAL HOME LOAN BANK - 3.09%
   3.875% due 01/15/2010 to 06/14/2013                              900,000             869,786
   5.80% due 09/02/2008                                             700,000             710,220
                                                                              -----------------
                                                                                      1,580,006

FEDERAL HOME LOAN MORTGAGE CORP. - 4.10%
   4.25% due 07/15/2009                                             800,000             790,838
   5.75% due 04/15/2008                                             700,000             708,196
   6.00% due 06/15/2011                                             400,000             420,600
   6.25% due 07/15/2032                                             150,000             178,867
                                                                              -----------------
                                                                                      2,098,501

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 39.92%
   4.00% due 07/01/2018 to 06/01/2019                               370,649             353,741
   4.375% due 10/15/2015                                            300,000             293,032
   4.50% due 04/01/2018 to 06/01/2019                             1,274,303           1,243,105
   5.00% due 05/01/2019 to 07/01/2035                             5,928,828           5,822,312

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL BOND MARKET FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   5.50% due 09/01/2017 to 10/01/2035                     $       6,680,831   $       6,675,205
   6.00% due 08/01/2034 to 06/01/2036                             2,868,931           2,902,097
   6.125% due 03/15/2012                                            500,000             532,531
   6.375% due 06/15/2009                                          1,000,000           1,038,189
   6.50% due 07/01/2031 to 06/01/2036                             1,031,124           1,054,202
   7.125% due 06/15/2010                                            300,000             323,254
   7.25% due 05/15/2030                                             150,000             198,176
                                                                              -----------------
                                                                                     20,435,844
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $23,860,608)                                                         $      24,114,351
                                                                              -----------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.03%

CANADA - 0.70%
Government of Canada
   5.25% due 11/05/2008                                             150,000             151,349
   5.75% due 02/15/2009                                             200,000             203,893
                                                                              -----------------
                                                                                        355,242

MEXICO - 0.33%
Government of Mexico
   9.875% due 02/01/2010                                            150,000             170,400
                                                                              -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $526,065)                                                            $         525,642
                                                                              -----------------

CORPORATE BONDS - 24.82%

AEROSPACE - 0.34%
Northrop Grumman Corp.
   7.75% due 03/01/2016                                             150,000             176,493

AGRICULTURE - 0.35%
Archer-Daniels-Midland Company
   7.00% due 02/01/2031                                             150,000             178,279

AUTOMOBILES - 0.41%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                                             200,000             208,825

BANKING - 3.98%
BAC Capital Trust XI
   6.625% due 05/23/2036                                            150,000             166,211
Bank of America Corp.
   7.80% due 02/15/2010                                             200,000             216,448
Bank One Corp.
   7.875% due 08/01/2010                                            250,000             273,543
KFW International Finance, Inc.
   3.25% due 03/30/2009                                             150,000             144,742
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                                             300,000             296,880
US Bank NA, Series BKNT
   6.375% due 08/01/2011                                            200,000             210,968
Wachovia Corp.
   5.625% due 12/15/2008                                            200,000             201,801
Wells Fargo Bank NA
   6.45% due 02/01/2011                                             500,000             526,859
                                                                              -----------------
                                                                                      2,037,452

TOTAL BOND MARKET FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION - 0.24%
CRH America, Inc.
   6.00% due 09/30/2016                                   $         120,000   $         122,752

CABLE AND TELEVISION - 1.40%
Comcast Corp.
   5.90% due 03/15/2016                                             200,000             203,696
Cox Communications, Inc.
   4.625% due 01/15/2010                                            200,000             196,824
Time Warner, Inc.
   6.50% due 11/15/2036                                              90,000              91,746
   7.25% due 10/15/2017                                             200,000             222,085
                                                                              -----------------
                                                                                        714,351

COMPUTERS & BUSINESS EQUIPMENT - 0.68%
Cisco Systems, Inc.
   5.25% due 02/22/2011                                             150,000             151,624
International Business Machines Corp.
   4.25% due 09/15/2009                                             200,000             196,481
                                                                              -----------------
                                                                                        348,105

DOMESTIC OIL - 0.42%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                            200,000             213,836

ELECTRICAL UTILITIES - 1.32%
Constellation Energy Group Inc.
   7.60% due 04/01/2032                                             115,000             138,600
FirstEnergy Corp.
   7.375% due 11/15/2031                                            250,000             294,858
Indiana Michigan Power Company
   6.05% due 03/15/2037                                              90,000              91,361
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                                             150,000             151,536
                                                                              -----------------
                                                                                        676,355

FINANCIAL SERVICES - 6.17%
American Express Company
   4.875% due 07/15/2013                                            250,000             246,952
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                             250,000             256,849
Capital One Financial Corp, Series MTN
   5.70% due 09/15/2011                                             250,000             255,430
CIT Group, Inc.
   4.00% due 05/08/2008                                             150,000             147,649
Citigroup, Inc.
   5.00% due 09/15/2014                                             500,000             494,246
Countrywide Home Loans, Inc., Series MTNH
   6.25% due 04/15/2009                                             150,000             153,570
General Electric Capital Corp.
   6.125% due 02/22/2011                                            150,000             156,470
Household Finance Corp.
   6.375% due 11/27/2012                                            100,000             106,186
HSBC Finance Corp.
   8.00% due 07/15/2010                                             150,000             164,440
International Lease Finance Corp., MTN
   5.45% due 03/24/2011                                             200,000             202,341
Merrill Lynch & Company, Inc.
   6.875% due 11/15/2018                                            200,000             226,885

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL BOND MARKET FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley
   6.75% due 04/15/2011                                   $         250,000   $         266,371
National Rural Utilities Cooperative Finance Corp.
   5.75% due 08/28/2009                                             250,000             254,668
Residential Capital Corp.
   6.00% due 02/22/2011                                             125,000             126,701
SLM Corp., Series A
   5.00% due 04/15/2015                                             100,000              97,758
                                                                              -----------------
                                                                                      3,156,516

FOOD & BEVERAGES - 0.91%
Kraft Foods, Inc.
   5.25% due 10/01/2013                                             250,000             250,453
Unilever Capital Corp.
   7.125% due 11/01/2010                                            200,000             214,531
                                                                              -----------------
                                                                                        464,984

GAS & PIPELINE UTILITIES - 0.40%
TransCanada Pipelines, Ltd.
   5.85% due 03/15/2036                                             200,000             202,768

HOLDINGS COMPANIES/CONGLOMERATES - 0.49%
General Electric Company
   5.00% due 02/01/2013                                             250,000             249,869

INSURANCE - 1.22%
Allstate Corp.
   7.20% due 12/01/2009                                             400,000             424,832
MetLife, Inc.
   5.70% due 06/15/2035                                             200,000             202,123
                                                                              -----------------
                                                                                        626,955

INTERNATIONAL OIL - 0.32%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                            150,000             165,750

LEISURE TIME - 0.50%
Walt Disney Company, Series MTN
   5.625% due 09/15/2016                                            250,000             256,305

MANUFACTURING - 0.42%
Honeywell International, Inc.
   7.50% due 03/01/2010                                             200,000             214,666

PETROLEUM SERVICES - 0.41%
Weatherford International, Ltd.
   5.50% due 02/15/2016                                             215,000             212,541

REAL ESTATE - 0.78%
EOP Operating, LP
   7.00% due 07/15/2011                                             150,000             162,878
Realty Income Corp.
   5.95% due 09/15/2016                                             135,000             138,508
Vornado Realty LP
   5.60% due 02/15/2011                                             100,000             100,614
                                                                              -----------------
                                                                                        402,000

RETAIL - 1.02%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                                            100,000             104,344
Target Corp.
   7.50% due 08/15/2010                                             100,000             108,420

TOTAL BOND MARKET FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

RETAIL (CONTINUED)
Wal-Mart Stores, Inc.
   7.55% due 02/15/2030                                   $         250,000   $         312,062
                                                                              -----------------
                                                                                        524,826

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.56%
Deutsche Telekom International Finance BV
   8.25% due 06/15/2030 (b)                                         250,000             317,008
SBC Communications, Inc.
   5.625% due 06/15/2016                                            200,000             202,274
Verizon Global Funding Corp.
   7.375% due 09/01/2012                                            250,000             276,902
                                                                              -----------------
                                                                                        796,184

TELEPHONE - 1.48%
BellSouth Corp.
   4.20% due 09/15/2009                                             200,000             195,445
British Telecommunications PLC
   zero coupon, Step up to 9.125% on
      12/15/2006 due 12/15/2030 (b)                                 250,000             352,669
Sprint Capital Corp.
   6.875% due 11/15/2028                                            200,000             208,191
                                                                              -----------------
                                                                                        756,305
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $12,561,735)                                      $      12,706,117
                                                                              -----------------

REPURCHASE AGREEMENTS - 2.34%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at 3.95% to be
   repurchased at $1,198,131 on 12/01/2006,
   collateralized by $1,230,000 Federal Home Loan
   Mortgage Corp., 5.2% due 03/05/2019 (valued at
   $1,223,850, including interest) (c)                    $       1,198,000   $       1,198,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 1,198,000)                                                         $       1,198,000
                                                                              -----------------
TOTAL INVESTMENTS (TOTAL BOND MARKET FUND)
   (COST $50,209,450) - 99.06%                                                $      50,705,207
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.94%                                           483,115
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $      51,188,322
                                                                              =================

TOTAL RETURN FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 4.79%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 1.14%
   2.00% due 01/15/2026 ***                               $      12,064,910   $      11,815,130
   2.375% due 01/15/2025 ***                                      2,045,521           2,115,196
   3.625% due 04/15/2028 ***                                        501,876             633,403
                                                                              -----------------
                                                                                     14,563,729

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES - 3.65%
   4.50% due 11/30/2011 ***                               $      31,700,000   $      31,779,250
   4.625% due 11/30/2008 ***                                     14,700,000          14,702,293
                                                                              -----------------
                                                                                     46,481,543
                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $60,538,641)                                                         $      61,045,272
                                                                              -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.48%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 47.48%
   3.719% due 07/01/2034 ***                                        802,419             805,616
   4.345% due 11/01/2034 to 03/01/2035 (b)***                     2,604,829           2,588,606
   4.460% due 01/01/2035 ***                                        705,128             695,888
   4.466% due 05/01/2035 (b)***                                   1,908,389           1,891,911
   4.836% due 06/01/2035 (b)***                                   2,134,825           2,117,885
   5.50% due 06/01/2035 (b)***                                      973,333             970,269
   5.50% due 12/01/2034 to 05/01/2036 ***                       195,100,458         194,603,419
   5.50% TBA **                                                 382,000,000         380,567,500
   6.00% TBA **                                                  19,000,000          19,201,875
   6.662% due 11/01/2035 (b)***                                   1,144,649           1,180,035
                                                                              -----------------
                                                                                    604,623,004
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $599,081,416)                                                        $     604,623,004
                                                                              -----------------
CORPORATE BONDS - 24.74%

AUTOMOBILES - 0.79%
DaimlerChrysler N.A. Holding Corp.
   5.64% due 03/07/2007 (b)***                                   10,000,000          10,002,850

BANKING - 7.42%
ANZ National International Ltd.
   5.4153% due 08/07/2009 (b)***                                  8,000,000           7,991,904
Bank of America Corp.
   5.40% due 06/19/2009 (b)***                                   11,100,000          11,104,385
Bank of America NA
   6.00% due 10/15/2036 ***                                         900,000             954,757
BNP Paribas
   5.186% due 06/29/2049 (b)***                                   7,600,000           7,382,359
DnB NORBank ASA
   5.4434% due 10/13/2009 (b)***                                  2,400,000           2,398,942
HSBC Bank USA, Series BKNT
   5.46% due 09/21/2007 (b)***                                    5,000,000           5,004,670
   5.53% due 06/10/2009 (b)***                                      900,000             899,355
HSBC Bank USA, Series BKN1
   5.41% due 12/14/2006 (b)***                                      500,000             500,007
HSBC Finance Corp.
   5.42% due 10/21/2009 (b)***                                    1,700,000           1,699,906
   5.52% due 09/15/2008 (b)***                                    4,300,000           4,310,905
HSBC Finance Corp., Series MTN
   5.53% due 12/05/2008 (b)***                                    1,600,000           1,604,488
National Australia Bank Ltd.
   5.43% due 09/11/2009 (b)***                                    2,500,000           2,499,980
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                                   5,000,000           6,040,670

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Royal Bank of Scotland PlC
   5.4238% due 07/21/2008 (b)***                          $       1,900,000   $       1,901,089
Santander US Debt SA Unipersonal
   5.40% due 09/21/2007 (b)***                                    1,600,000           1,601,371
   5.42563% due 11/20/2009                                        4,700,000           4,698,900
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)***                                   5,200,000           5,169,658
Unicredito Italiano/New York, NY, Series YCD
   5.358% due 05/06/2008 (b)***                                  12,400,000          12,393,192
USB Capital IX
   6.189% due 04/15/2042 (b)***                                     300,000             308,150
VTB Capital SA for Vneshtorgbank
   5.975% due 08/01/2008 ***                                      2,300,000           2,298,850
Wachovia Bank NA, Series BKNT
   5.43% due 05/25/2010 (b)***                                   11,000,000          11,001,837
Wachovia Corp.
   5.5056% due 10/15/2011 (b)***                                  1,100,000           1,100,624
Westpac Banking Corp./NY, Series DPNT
   5.309% due 06/06/2008                                          1,600,000           1,599,416
                                                                              -----------------
                                                                                     94,465,415

CABLE AND TELEVISION - 0.22%
Cablevision
   6.87% due 03/23/2013 (b)(f)                                      995,000             993,507
Comcast Corp.
   5.875% due 02/15/2018 ***                                        700,000             703,528
   6.45% due 03/15/2037 ***                                         700,000             720,679
Cox Communications, Inc.
   5.875% due 12/01/2016                                            400,000             401,645
                                                                              -----------------
                                                                                      2,819,359

CRUDE PETROLEUM & NATURAL GAS - 0.31%
Anadarko Petroleum Corp.
   5.79% due 09/15/2009 (b)***                                    4,000,000           4,015,816

DIVERSIFIED FINANCIAL SERVICES - 2.26%
General Electric Capital Corp., Series MTN
   5.41% due 01/05/2009 (b)***                                      600,000             600,306
   5.41% due 10/26/2009 (b)***                                    6,200,000           6,199,800
General Electric Capital Corp., Series MTNA
   5.51% due 12/15/2009 (a)(b)***                                11,000,000          11,030,250
Wells Fargo & Company
   5.49% due 09/15/2009 (b)***                                   10,900,000          10,918,465
                                                                              -----------------
                                                                                     28,748,821

FEDERAL HOME LOAN MORTGAGE CORP. - 0.20%
Federal Home Loan Mortgage Corp.
   5.50% due 06/12/2008                                           2,500,000           2,500,000

FINANCIAL SERVICES - 10.71%
American Express Bank FSB/Salt Lake City UT,
   Series BKNT
   5.38% due 10/20/2009 (b)***                                    2,600,000           2,599,579
American Express Centurion Bank, Series BKNT
   5.32% due 05/07/2008 (b)***                                    2,800,000           2,797,667
American Express Credit Corp, Series MTN
   5.38% due 11/09/2009 (b)***                                    2,000,000           1,999,574
American Express Credit Corp.
   5.34% due 12/12/2007 (b)***                                    2,100,000           2,100,976

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
American Express Credit Corp., Series MTN
   5.082% due 03/02/2009 (b)***                           $       2,300,000   $       2,300,961
American Honda Finance Corp., Series MTN
   5.45% due 03/09/2009 (b)***                                    3,900,000           3,903,970
Atlantic & Western Re, Ltd., Series A
   11.3716% due 01/09/2007 (b)                                      250,000             248,952
Bear Stearns Companies, Inc.
   5.5263% due 04/29/2008 (b)***                                  5,300,000           5,313,462
Bear Stearns Companies, Inc., Series MTN
   5.465% due 08/21/2009 (b)***                                   1,800,000           1,801,427
Bear Stearns Companies, Inc., Series MTNB
   5.4569% due 03/30/2009 (b)***                                  2,500,000           2,502,318
CIT Group Holdings, Inc.
   5.5263% due 01/30/2009 (b)***                                  1,300,000           1,302,954
CIT Group, Inc.
   5.46% due 12/19/2007 (b)***                                    5,000,000           5,005,670
   5.6563% due 07/28/2011 (b)***                                  2,700,000           2,702,184
CIT Group, Inc., Series MTN
   5.4931% due 08/17/2009 (b)***                                  2,300,000           2,301,638
Citigroup Global Markets Holdings, Inc., Series MTNA
   5.49% due 03/17/2009 (b)***                                    2,400,000           2,402,100
Citigroup, Inc.
   5.4078% due 12/26/2008 (b)***                                  5,100,000           5,102,657
   5.4206% due 05/02/2008 (b)***                                  5,000,000           5,006,115
   5.4163% due 01/30/2009 (b)***                                  1,500,000           1,500,434
   6.125% due 08/25/2036 ***                                      3,500,000           3,767,471
Goldman Sachs Group, Inc.
   5.4788% due 06/23/2009 (b)***                                  1,700,000           1,700,806
Goldman Sachs Group, Inc., Series MTN
   5.4644% due 11/10/2008 (b)***                                  5,700,000           5,707,900
   5.455% due 11/16/2009 (b)***                                   1,100,000           1,100,081
Goldman Sachs Group, Inc., Series MTNB
   5.4769% due 12/22/2008 (b)***                                  2,800,000           2,802,988
   5.7038% due 07/23/2009 (b)***                                  1,100,000           1,107,086
HBOS Treasury Services PLC, Series MTN
   5.4138% due 07/17/2009 (b)***                                  3,900,000           3,899,833
International Lease Finance Corp., Series MTN
   5.59% due 05/24/2010 (b)***                                   18,700,000          18,767,750
John Deere Capital Corp., Series MTN
   5.4238% due 07/15/2008 (b)***                                  2,400,000           2,400,562
JP Morgan Chase Capital XX
   6.55% due 09/29/2036 ***                                         400,000             422,206
Lehman Brothers Holdings, Inc., Series MTN
   5.37% due 11/24/2008 (b)***                                    1,200,000           1,200,002
   5.46% due 04/03/2009 (b)***                                    1,300,000           1,301,183
   5.5988% due 12/23/2010 (b)***                                 10,000,000          10,024,420
Merrill Lynch & Company, Inc., Series MTN
   5.5769% due 07/25/2011 (b)***                                  3,200,000           3,205,248
Merrill Lynch & Company, Inc., Series MTNB
   5.4663% due 01/30/2009 (b)***                                  3,200,000           3,203,075
Merrill Lynch & Company, Inc., Series MTNC
   5.43% due 06/16/2008 (b)***                                    3,000,000           3,004,650
Merrill Lynch & Company, Inc., Series MTN
   5.4644% due 08/14/2009 (b)***                                  2,300,000           2,300,589

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley
   5.36% due 11/21/2008 (b)***                            $       1,900,000   $       1,899,675
Morgan Stanley, Series GMTN
   5.4854% due 02/09/2009 (b)***                                  7,200,000           7,210,858
SLM Corp., Series MTNA
   5.5169% due 07/27/2009 (b)***                                 10,500,000          10,517,136
                                                                              -----------------
                                                                                    136,436,157

INTERNATIONAL OIL - 0.28%
Gaz Capital for Gazprom
   6.212% due 11/22/2016 ***                                        500,000             501,875
Pemex Project Funding Master Trust
   5.75% due 12/15/2015 ***                                         800,000             796,000
Transocean, Inc.
   5.5906% due 09/05/2008 ***                                     2,300,000           2,301,046
                                                                              -----------------
                                                                                      3,598,921

MANUFACTURING - 0.25%
Siemens Financieringsmaatschappij NV
   5.4244% due 08/14/2009 (b)***                                  3,200,000           3,199,882

SOFTWARE - 0.20%
Oracle Corp.
   5.6034% due 01/13/2009 (b)***                                  2,500,000           2,503,240

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.48%
Embarq Corp.
   6.738% due 06/01/2013 ***                                      2,600,000           2,701,577
   7.082% due 06/01/2016 ***                                      3,300,000           3,417,869
                                                                              -----------------
                                                                                      6,119,446

TELEPHONE - 1.09%
AT&T, Inc.
   4.214% due 06/05/2007 ***                                      3,200,000           3,180,192
   5.4638% due 05/15/2008 (b)***                                  1,700,000           1,700,712
   5.5844% due 11/14/2008 (b)***                                  1,600,000           1,604,543
BellSouth Corp.
   5.4738% due 08/15/2008 (b)***                                  3,800,000           3,801,687
Sprint Nextel Corp.
   6.00% due 12/01/2016 ***                                         400,000             399,996
Telecom Italia Capital SA
   5.9844% due 07/18/2011 (b)***                                  3,200,000           3,202,307
                                                                              -----------------
                                                                                     13,889,437

TOBACCO - 0.35%
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 (a)***                                    3,600,000           4,495,064

TRANSPORTATION - 0.18%
FedEx Corp.
   5.4553% due 08/08/2007 (b)***                                  2,300,000           2,303,013
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $313,685,546)                                     $     315,097,421
                                                                              -----------------
MUNICIPAL BONDS - 0.50%

IOWA - 0.09%
Tobacco Settlement Authority of Iowa, Series A
   6.50% due 06/01/2023 ***                                       1,185,000           1,177,582

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
MUNICIPAL BONDS (CONTINUED)

NEVADA - 0.01%
Truckee Meadows Water Authority
   5.00% due 07/01/2036 (b)***                            $          67,000   $          81,158

PENNSYLVANIA - 0.13%
Pennsylvania Higher Educational Facilties Authority
   4.75% due 07/15/2013 ***                                       1,500,000           1,657,335

VIRGINIA - 0.03%
Tobacco Settlement Financing Corp.
   5.625% due 06/01/2037 ***                                        400,000             428,004

WISCONSIN - 0.24%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027 ***                                      2,795,000           2,993,389
                                                                              -----------------
TOTAL MUNICIPAL BONDS (Cost $6,163,184)                                       $       6,337,468
                                                                              -----------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.95%
American Home Mortgage Investment Trust, Series
   2004-4, Class 4A
   4.39% due 02/25/2045 ***                                         391,762             386,328
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
   5.30% due 11/19/2007 ***                                       6,100,000           6,107,653
Citigroup Commercial Mortgage Trust,
   Series 2006-FL2, Class A1
   5.39% due 11/15/2036 (b)***                                    4,895,901           4,903,583
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                                    1,759,946           1,787,228
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                                         633,210             626,757
Commercial Mortgage Pass Through Certificates,
   Series 1999-1, Class A2
   6.455% due 05/15/2032 ***                                      2,634,552           2,677,925
Countrywide Alternative Loan Trust,
   Series 2005-81, Class A1
   5.60% due 02/25/2037 (b)***                                    8,867,271           8,894,596
Countrywide Alternative Loan Trust,
   Series 2006-OA19, Class A1
   5.50% due 02/20/2047 (b)***                                    2,500,000           2,500,000
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 (b)***                                      776,923             776,684
CS First Boston Mortgage Securities Corp.,
   Series 2005-C6, Class A1
   4.938% due 12/15/2040 ***                                      1,509,910           1,505,664
Federal Home Loan Mortgage Corp., Series 2637,
   Class F
   5.72% due 06/15/2018 (b)***                                      459,146             459,442
Federal Home Loan Mortgage Corp., Series 3036,
   Class NA
   5.00% due 07/15/2024 ***                                       4,462,656           4,454,553
Federal Home Loan Mortgage Corp., Series 3149,
   Class LF
   5.62% due 05/15/2036 (b)***                                    1,900,000           1,901,391
Federal Home Loan Mortgage Corp.,
   Series 2844 , Class PR
   5.00% due 09/15/2017 ***                                       2,025,147           2,017,849

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.864% due 02/25/2045 (b)***                           $         428,157   $         430,056
Federal National Mortgage Association
   4.6778% due 05/25/2035 (b)***                                    500,000             496,047
   5.42% due 01/25/2021 (b)***                                   31,697,231          31,616,993
   5.67% due 09/25/2042 (b)***                                    2,736,830           2,750,086
Federal National Mortgage Association, Series
   2005-33, Class QA
   5.00% due 06/25/2027 ***                                       3,142,122           3,129,298
Fremont Home Loan Trust,
   Series 2005-E, Class 2A1
   5.41% due 01/25/2036 (b)***                                      453,313             453,303
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A1
   4.229% due 12/10/2037 (b)***                                   7,162,629           7,044,621
Government National Mortgage Association, Series
   2003-4, Class LA
   4.00% due 07/16/2027 ***                                         394,952             391,595
Greenpoint Mortgage Funding Trust,
   Series 2006-AR6 , Class A1A
   5.40% due 10/25/2046 (b)***                                    3,100,000           3,102,797
Indymac Index Mortgage Loan Trust, Series
   2006-AR14, Class 1A1A
   5.41% due 11/25/2046 (b)***                                    2,353,206           2,356,436
LB-UBS Commercial Mortgage Trust, Series
   2002-C2, Class A2
   4.904% due 06/15/2026 ***                                      3,870,000           3,855,544
LB-UBS Commercial Mortgage Trust, Series
   2005-C7, Class A1
   4.99% due 11/15/2030 ***                                       1,841,289           1,840,344
Lehman Brothers Floating Rate
   Commercial Mortgage Trust,
   Series 2006-LLFA , Class A1
   5.40% due 09/15/2021 (b)***                                    2,453,275           2,452,497
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.76% due 12/15/2030 (b)***                                    7,088,175           7,118,967
Structured Asset Mortgage Investments, Inc.,
   Series 2005-AR8, Class A1A
   5.60% due 02/25/2036 (b)***                                      901,417             902,142
Structured Asset Securities Corp., Series
   2005-AR1, Class A3
   5.42% due 09/25/2035 (b)***                                    3,520,939           3,521,237
Thornburg Mortgage Securities Trust, Series
   2006-6, Class A1
   5.43% due 12/25/2036 (b)***                                    2,600,000           2,600,000
Thornburg Mortgage Securities Trust,
   Series 2006-5, Class A1
   5.44% due 08/25/2036 (b)***                                    5,873,835           5,868,251
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-WL7A, Class A1
   5.41% due 09/15/2021 (b)***                                    8,982,911           8,982,677
Washington Mutual, Inc., Series 2001-7, Class A
   5.86% due 05/25/2041 (b)***                                      716,563             721,619

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Washington Mutual, Inc., Series 2005-AR19, Class
   A1A1
   5.59% due 12/25/2045 (b)***                            $       6,797,332   $       6,817,286
Washington Mutual, Inc.,
   Series 2002-AR17, Class 1A
   5.864% due 11/25/2042 (b)***                                     823,421             824,842
Wells Fargo Mortgage Backed Securities Trust,
   Series 2006-AR2 , Class 2A1
   4.95% due 03/25/2036 (b)***                                    3,120,673           3,099,705
                                                                              -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $139,243,876)                                                        $     139,375,996
                                                                              -----------------

ASSET BACKED SECURITIES - 11.14%
ACE Securities Corp., Series 2006-ASP5, Class
   A2A
   5.40% due 10/25/2036 (b)***                                    2,178,301           2,178,641
Argent Securities, Inc., Series 2005-W4, Class A2A
   5.46% due 02/25/2036 (b)***                                    1,132,192           1,132,260
Argent Securities, Inc., Series 2006-M2 , Class A2A
   5.37% due 09/25/2036 (b)***                                    1,365,626           1,365,595
Capital One Auto Finance Trust, Series 2006-C,
   Class A1
   5.34% due 12/14/2007 ***                                       2,100,000           2,100,329
Chase Credit Card Master Trust, Series 2002-1,
   Class A
   5.42% due 06/15/2009 (b)***                                    8,900,000           8,902,117
Citigroup Mortgage Loan Trust, Inc., Series
   2006-WFH4, Class A1
   5.37% due 11/25/2036 (b)***                                    1,700,000           1,702,933
Countrywide Asset-Backed Certificates, Series
   2006-16, Class 2A1
   5.375% due 10/25/2036 ***                                      1,417,941           1,417,498
Countrywide Asset-Backed Certificates, Series
   2006-17, Class 2A1
   5.37% due 03/25/2047 (b)***                                    2,679,233           2,678,397
Countrywide Asset-Backed Certificates, Series
   2006-19, Class 2A1
   5.38% due 03/25/2037 (b)***                                    3,789,876           3,789,285
Countrywide Asset-Backed Certificates, Series
   2006-15, Class A1
   5.434% due 10/25/2036 ***                                      3,109,367           3,110,340
Daimler Chrysler Auto Trust, Series 2006-C, Class
   A2
   5.33% due 05/08/2009 ***                                       3,200,000           3,201,905
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2006-FF9, Class 2A1
   5.38% due 06/25/2036 (b)***                                   10,648,468          10,648,967
First Franklin Mortgage Loan Asset
   Backed Certificates,
   Series 2006-FF15, Class A3
   5.37% due 11/25/2036 (b)***                                    3,960,004           3,961,472
First NLC Trust, Series 2005-3, Class AV1
   5.43% due 12/25/2035 (b)***                                      117,741             117,743
Fremont Home Loan Trust, Series 2006-3, Class
   2A1
   5.39% due 02/25/2037 (b)***                                    2,386,672           2,384,061

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
GE-WMC Mortgage Securities LLC,
   Series 2005-2, Class A2A
   5.42% due 12/25/2035 (b)***                            $      15,423,903   $      15,426,309
GSAMP Trust, Series 2006-FM2, Class A2A
   5.39% due 09/25/2036 (b)***                                    3,125,238           3,125,238
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   5.42% due 11/25/2030 (b)***                                      950,810             950,829
Home Equity Mortgage Trust, Series 2005-HF1,
   Class A2A
   5.43% due 02/25/2036 (b)***                                      678,647             678,708
HSI Asset Securitization Corp. Trust,
   Series 2006-HE2 , Class 2A1
   5.40% due 12/25/2036 (b)                                       1,600,000           1,600,000
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   5.42% due 03/25/2036 (b)***                                    1,007,257           1,007,414
JP Morgan Mortgage Acquisition Corp., Series
   2006-HE3, Class A2
   5.37% due 11/25/2036 (b)***                                      988,550             989,790
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WMC3, Class A2
   5.37% due 08/25/2036 (b)***                                    1,516,835           1,516,679
Long Beach Mortgage Loan Trust,
   Series 2004-4 , Class 1A1
   5.60% due 10/25/2034 (b)***                                      670,450             670,777
Merrill Lynch Mortgage Investors Trust,
   Series 2006-RM5, Class A2A
   5.44% due 10/25/2037 (b)***                                    5,610,249           5,609,374
Morgan Stanley ABS Capital I, Series 2006-NC5,
   Class A2A
   5.36% due 10/25/2036 ***                                       1,500,000           1,501,883
Newcastle Mortgage Securities Trust,
   Series 2006-1, Class A1
   5.39% due 03/25/2036 (b)***                                    3,366,725           3,367,240
Option One Mortgage Loan Trust, Series 2005-4,
   Class A2
   5.42% due 11/25/2035 (b)***                                    1,726,323           1,726,535
Park Place Securities, Inc., Series 2004-MCW1,
   Class A1
   5.632% due 10/25/2034 (b)***                                   9,091,896           9,097,093
Residential Asset Mortgage Products, Inc., Series
   2006-RZ4, Class A1A
   5.40% due 10/25/2036 (b)***                                    3,690,153           3,689,577
Residential Asset Securities Corp., Series
   2006-EMX9, Class 1A1
   5.39% due 11/25/2036 (b)***                                    6,025,770           6,025,770
Residential Asset Securities Corp., Series
   2006-KS8, Class A1
   5.38% due 10/25/2036 (b)***                                    8,023,181           8,023,181
Residential Asset Securities Corp.,
   Series 2006-KS6 , Class A1
   5.36% due 08/25/2036 (b)***                                    1,784,785           1,784,871
Residential Asset Securities Corp.,
   Series 2006-KS9, Class AI1
   5.39% due 11/25/2036 (b)***                                    3,400,000           3,400,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Saxon Asset Securities Trust, Series 2006-3, Class
   A1
   5.38% due 11/25/2036 (b)***                            $       1,807,296   $       1,807,014
SBI Heloc Trust, Series 2006-1A, Class 1A2A
   5.49% due 08/25/2036 (b)***                                    1,981,185           1,981,175
SLM Student Loan Trust, Series 2005-1, Class A1
   5.3869% due 01/26/2015 (b)***                                    917,174             917,359
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   5.43% due 05/25/2035 (b)***                                       21,446              21,443
Soundview Home Equity Loan Trust,
   Series 2006-EQ1, Class A1
   5.37% due 10/25/2036 (b)***                                    2,829,925           2,829,860
Structured Asset Securities Corp., Series
   2005-WF3, Class A1
   5.42% due 07/25/2035 (b)***                                    1,063,540           1,063,706
Structured Asset Securities Corp., Series 2006-11,
   Class A1
   5.345% due 10/25/2035 (b)***                                   3,600,000           3,590,010
Structured Asset Securities Corp., Series
   2006-BC3, Class A2
   5.37% due 10/25/2036 (b)***                                    3,638,626           3,639,892
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   5.45% due 12/25/2035 (b)***                                    1,912,980           1,913,082
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009 ***                                       1,646,016           1,642,930
Wells Fargo Home Equity Trust, Series 2005-4,
   Class AI1
   5.44% due 12/25/2035 (b)***                                    3,577,066           3,577,442
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $141,859,486)                                                        $     141,866,951
                                                                              -----------------
OPTIONS - 0.53%

CALL OPTIONS - 0.53%
Over The Counter European Style Call
   Expiration 07/02/2007 at $3.96 *                              33,000,000             182,561
   Expiration 07/02/2007 at $3.96 *                              10,000,000              55,322
   Expiration 07/02/2007 at $3.96 *                              21,000,000             116,175
   Expiration 07/02/2007 at $4.10 *                              22,000,000             160,403
   Expiration 12/22/2006 at $4.80 *                              29,000,000              10,672
   Expiration 07/02/2007 at $4.85 *                              60,000,000             122,794
   Expiration 10/25/2007 at $4.90 *                              42,000,000             162,333
   Expiration 07/02/2007 at $4.90 *                              74,000,000             241,888
   Expiration 03/08/2007 at $5.00 *                              30,000,000             132,660
   Expiration 03/08/2007 at $5.00 *                              16,000,000              71,120
   Expiration 06/15/2007 at $5.0575 *                             8,000,000              22,237
   Expiration 06/15/2007 at $5.08 *                               4,800,000              14,506
   Expiration 06/15/2007 at $5.08 *                               3,100,000               9,369
   Expiration 02/01/2007 at $5.17 *                              27,500,000             162,017
   Expiration 05/23/2007 at $5.20 *                              52,000,000             465,348
   Expiration 05/09/2007 at $5.20 *                              61,300,000             534,346
   Expiration 06/07/2007 at $5.25 *                              53,000,000             533,939
   Expiration 06/07/2007 at $5.25 *                              10,000,000             100,743
   Expiration 07/02/2007 at $5.25 *                             142,000,000           1,497,156

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
OPTIONS (CONTINUED)

CALL OPTIONS (CONTINUED)
Over The Counter European Style
   Call (continued)
   Expiration 07/02/2007 at $5.37 *                             110,700,000   $       1,366,858
   Expiration 06/30/2007 at $5.50 *                              52,000,000             749,613
                                                                              -----------------
                                                                                      6,712,060

PUT OPTIONS - 0.00%
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 09/17/2007 at $90.75 *                              1,030,000               2,575
   Expiration 06/18/2007 at $91.00 *                              1,915,000               4,787
   Expiration 06/18/2007 at $91.25 *                              3,637,500               9,094
   Expiration 09/17/2007 at $91.25 *                              1,642,500               4,106
   Expiration 12/17/2007 at $91.25 *                              2,275,000               5,688
   Expiration 12/17/2007 at $91.75 *                                 12,500                  31
   Expiration 12/18/2006 at $92.00 *                              2,650,000               6,625
   Expiration 03/19/2007 at $92.00 *                                680,000               1,700
   Expiration 12/17/2007 at $92.00 *                              1,185,000               2,963
   Expiration 12/18/2006 at $92.25 *                              1,737,500               4,344
   Expiration 12/17/2007 at $92.25 *                              1,262,500               3,156
   Expiration 12/18/2006 at $92.75 *                                635,000               1,587
   Expiration 12/18/2006 at $93.375 *                               222,500                 556
   Expiration 12/18/2006 at $94.125 *                             1,025,000               2,563
                                                                              -----------------
                                                                                         49,775
                                                                              -----------------
TOTAL OPTIONS (Cost $3,825,375)                                               $       6,761,835
                                                                              -----------------
SHORT TERM INVESTMENTS - 23.57%
Bank of America Corp.
   5.25% due 01/12/2007 ***                               $         800,000   $         795,100
Barclays Bank PLC NY
   5.491% due 01/29/2007 ***                                     10,200,000          10,199,730
Kingdom of Belgium
   zero coupon due 01/11/2007 ***                         EUR     2,840,000           3,751,765
BNP Paribas
   5.262% due 05/28/2008 ***                              $       2,000,000           1,998,760
Cox Communications, Inc.
   5.58% due 01/16/2007 ***                                       2,000,000           2,000,000
Danske Corp.
   5.255% due 01/18/2007 ***                                      4,200,000           4,170,572
Federal Republic of Germany, Series 0606
   zero coupon due 12/13/2006 ***                         EUR    19,700,000          26,097,603
Federal Republic of Germany, Series 139
   4.00% due 02/16/2007 ***                                      30,590,000          40,604,867
Federal Republic of Germany, Series 97
   6.00% due 01/04/2007 ***                                      25,570,000          33,988,153
Fortis Bank
   5.265% due 04/28/2008 ***                              $       5,400,000           5,396,436
Government of France
   zero coupon due 12/21/2006 ***                         EUR    11,650,000          15,423,880
   1.00% due 12/28/2006 ***                                       8,590,000          11,363,542
General Electric Capital Corp.
   5.25% due 01/17/2007 ***                               $      23,400,000          23,239,613
Kingdom of Netherlands
   zero coupon due 12/15/2006 ***                         EUR     4,874,000           6,455,202
Nordea Bank Finland PLC
   5.307% due 05/28/2008 ***                              $       2,000,000           1,998,616

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
Nordea Bank Finland PLC, New York NY, Series
   YCD
   5.2625% due 03/31/2008 (b)***                          $       1,900,000   $       1,898,919
Sanpaola Imi US Financial Company
   5.25% due 01/16/2007 ***                                      30,700,000          30,494,054
Skandinaviska Enskilda Banken AB
   5.272% due 07/06/2007 ***                                      3,300,000           3,304,250
   5.32% due 10/03/2007 ***                                       7,400,000           7,398,145
Societe Generale North America, Inc.
   5.225% due 03/01/2007 ***                                      2,700,000           2,664,731
   5.245% due 01/08/2007 ***                                      2,900,000           2,883,945
Spain Letras del Tesoro
   zero coupon due 12/22/2006 ***                         EUR     4,300,000           5,692,404
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $       3,659,160           3,659,160
U.S. Treasury Bills
   zero coupon due 12/14/2006 to
   03/01/2007 *** ****                                            5,990,000           5,944,709
UBS Finance (Delaware) LLC
   5.225% due 03/08/2007 ***                                     12,600,000          12,422,611
   5.245% due 01/08/2007 ***                                      9,100,000           9,049,619
Viacom, Inc.
   5.594% due 05/29/2007 ***                                      1,700,000           1,700,000
   5.60% due 03/22/2007 ***                                       1,000,000           1,000,000
Westpac Banking Corp.
   5.25% due 01/18/2007 ***                                      24,700,000          24,527,100
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $294,396,327)                                                        $     300,123,486
                                                                              -----------------

REPURCHASE AGREEMENTS - 4.25%
Credit Suisse First Boston Tri-Party
   Repurchase Agreement dated
   11/30/2006 at 5.25% to be
   repurchased at $45,006,562 on
   12/01/2006, collateralized by
   $46,301,000 U.S. Treasury Notes,
   4.25% due 08/15/2015 (valued at
   $46,403,630, including interest) ***                   $      45,000,000   $      45,000,000
Repurchase Agreement with State Street
   Corp. dated 11/30/2006 at 3.95% to be
   repurchased at $9,103,999 on 12/01/2006,
   collateralized by $9,360,000 Federal Home
   Loan Bank, 3.125% due 05/15/2007
   (valued at $9,289,800, including interest) (c)                 9,103,000           9,103,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $54,103,000)                                                         $      54,103,000
                                                                              -----------------

TOTAL INVESTMENTS (TOTAL RETURN FUND)
   (COST $1,612,896,851) - 127.95%                                            $   1,629,334,433
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.95)%                                   (355,894,348)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,273,440,085
                                                                              =================

U.S. GLOBAL LEADERS GROWTH FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------

COMMON STOCKS - 98.23%

BIOTECHNOLOGY - 8.16%
Amgen, Inc. *                                                       277,840   $      19,726,640
Genzyme Corp. *                                                     360,907          23,242,411
                                                                              -----------------
                                                                                     42,969,051

BUSINESS SERVICES - 5.68%
Automatic Data Processing, Inc.                                     619,848          29,895,269

COMPUTERS & BUSINESS EQUIPMENT - 2.39%
Dell, Inc. *                                                        462,270          12,592,235

COSMETICS & TOILETRIES - 8.02%
Colgate-Palmolive Company                                           322,167          20,956,963
Procter & Gamble Company                                            338,360          21,245,625
                                                                              -----------------
                                                                                     42,202,588

FINANCIAL SERVICES - 3.87%
State Street Corp. (c)                                              328,164          20,388,829

FOOD & BEVERAGES - 15.89%
PepsiCo, Inc.                                                       404,400          25,060,668
Starbucks Corp. *                                                   543,112          19,166,422
Sysco Corp.                                                         615,743          22,074,387
The Coca-Cola Company                                               370,625          17,356,369
                                                                              -----------------
                                                                                     83,657,846

HEALTHCARE PRODUCTS - 8.68%
Johnson & Johnson                                                   222,344          14,654,693
Medtronic, Inc.                                                     298,582          15,565,080
Stryker Corp.                                                       298,000          15,454,280
                                                                              -----------------
                                                                                     45,674,053

HOLDINGS COMPANIES/CONGLOMERATES - 4.67%
General Electric Company                                            696,799          24,583,069

INSURANCE - 2.99%
American International Group, Inc.                                  224,114          15,759,696

INTERNET RETAIL - 3.56%
eBay, Inc. *                                                        578,697          18,720,848

LEISURE TIME - 2.64%
Electronic Arts, Inc. *                                             248,796          13,895,256

PHARMACEUTICALS - 4.12%
Teva Pharmaceutical Industries, Ltd., SADR (a)                      676,073          21,674,900

RETAIL GROCERY - 1.98%
Whole Foods Market, Inc.                                            213,000          10,394,400

RETAIL TRADE - 11.95%
Costco Wholesale Corp.                                              203,719          10,646,355
Home Depot, Inc.                                                    282,143          10,712,969
Lowe's Companies, Inc.                                              348,000          10,495,680
Staples, Inc.                                                     1,218,921          31,045,918
                                                                              -----------------
                                                                                     62,900,922

SOFTWARE - 7.24%
Microsoft Corp.                                                     942,806          27,652,500
SAP AG, SADR                                                        200,000          10,444,000
                                                                              -----------------
                                                                                     38,096,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.44%
QUALCOMM, Inc.                                                      494,100   $      18,079,119

TRUCKING & FREIGHT - 2.95%
United Parcel Service, Inc., Class B                                199,280          15,527,898
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $500,428,188)                                       $     517,012,479
                                                                              -----------------

SHORT TERM INVESTMENTS - 0.15%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $         802,211   $         802,211
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $802,211)                                                            $         802,211
                                                                              -----------------

REPURCHASE AGREEMENTS - 1.56%
Repurchase Agreement with
   State Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $8,211,901 on 12/01/2006,
   collateralized by $8,275,000
   Federal Home Loan Bank, 4.625%
   due 01/18/2008 (valued at
   $8,378,438, including interest) (c)                    $      8,211,000    $       8,211,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,211,000)                                                          $       8,211,000
                                                                              -----------------

TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH FUND)
   (COST $509,441,399) - 99.94%                                               $     526,025,690
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%                                           304,819
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     526,330,509
                                                                              =================

U.S. GOVERNMENT SECURITIES FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 11.27%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 4.71%
   2.00% due 01/15/2026                                   $       4,723,719   $       4,625,924
   2.375% due 04/15/2011                                          3,384,144           3,402,784
   2.50% due 07/15/2016                                           2,029,817           2,090,949
                                                                              -----------------
                                                                                     10,119,657

U.S. TREASURY BONDS - 0.07%
   6.625% due 02/15/2027                                            128,000             160,610

U.S. TREASURY NOTES - 6.49%
   3.375% due 11/15/2008 (a)                                        100,000              97,723
   3.50% due 05/31/2007 ***                                      10,171,000          10,097,097
   4.50% due 09/30/2011 (a)                                          30,000              30,058
   3.375% due 10/15/2009 (a)                                      2,574,000           2,496,479
   4.00% due 04/15/2010                                              78,000              76,873
   4.25% due 08/15/2015 (a)                                         445,000             438,482

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   5.00% due 07/31/2008                                   $         700,000   $         703,636
                                                                              -----------------
                                                                                     13,940,348

                                                                              -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $24,058,951)                                                         $      24,220,615
                                                                              -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.11%

FEDERAL HOME LOAN BANK - 1.01%
   5.80% due 09/02/2008 ***                                       2,145,000           2,176,317

FEDERAL HOME LOAN MORTGAGE CORP. - 2.75%
   5.00% due 08/01/2033                                           1,641,587           1,608,131
   5.00% TBA **                                                   3,000,000           2,931,564
   6.00% due 10/01/2010 to 12/01/2028                               533,781             542,703
   6.50% due 12/01/2010 ***                                          31,059              31,173
   7.00% due 02/01/2011 to 06/01/2032                               724,968             747,257
   7.50% due 05/01/2007 ***                                           1,204               1,210
   9.00% due 10/01/2017                                              11,163              11,401
   9.50% due 08/01/2020                                              26,013              28,334
   11.75% due 12/01/2013                                              1,326               1,466
   12.00% due 07/01/2020                                              8,661               9,411
                                                                              -----------------
                                                                                      5,912,650

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 62.25%
   4.9587% due 02/17/2009 (b)***                                  1,544,000           1,504,705
   5.00% TBA **                                                  48,850,000          47,832,937
   5.50% due 04/01/2018                                             646,314             651,078
   5.50% due 05/01/2018 ***                                       1,478,882           1,489,783
   5.50% TBA **                                                  41,300,000          41,274,712
   6.00% TBA **                                                  34,410,000          34,781,972
   6.50% due 02/01/2026 to 06/01/2029                               304,158             312,762
   6.50% due 07/01/2032 ***                                       1,533,369           1,585,611
   6.50% TBA **                                                   1,840,000           1,877,062
   7.00% due 07/01/2022 to 01/01/2034                               841,713             868,123
   7.50% due 09/01/2029 to 02/01/2031                               141,880             148,094
   8.00% due 06/01/2017 to 03/01/2033                               396,269             419,476
   8.25% due 09/01/2008 ***                                           1,051               1,062
   8.50% due 08/01/2019                                             144,895             154,359
   8.50% due 02/01/2009 ***                                             438                 445
   8.75% due 08/01/2009 to 12/01/2009                                23,420              23,752
   9.00% due 05/01/2021                                               6,584               7,089
   11.50% due 09/15/2013 to 09/01/2019                               31,028              34,185
   12.00% due 01/01/2013 to 04/20/2016                               85,166              95,936
   12.50% due 01/01/2013 to 09/20/2015                               40,029              44,095
   13.50% due 11/15/2014                                             18,942              21,160
                                                                              -----------------
                                                                                    133,738,817

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 22.10%
   5.50% TBA **                                                   8,100,000           8,110,360
   6.00% TBA **                                                  14,600,000          14,832,695
   6.50% due 02/15/2034 to 09/15/2034                               420,259             432,795
   6.50% TBA **                                                   3,160,000           3,246,470
   7.00% TBA **                                                  19,800,000          20,468,250
   7.50% due 03/15/2026 to 12/15/2027                               193,923             202,795


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   8.50% due 06/15/2025                                   $         168,549   $         182,062
   11.00% due 09/15/2015                                                662                 735
                                                                              -----------------
                                                                                     47,476,162
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $188,205,738)                                                        $     189,303,946
                                                                              -----------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 28.77%
American Home Mortgage Assets, Series 2006-3,
   Class 3A12
   5.51% due 10/25/2046 (b)***                                    1,793,708           1,780,502
American Home Mortgage Investment Trust, Series
   2006-2, Class 1A1
   5.40% due 06/25/2046 (b)***                                    1,554,935           1,554,897
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
   4.9508% due 11/25/2034 (b)***                                  1,716,583           1,749,218
Countrywide Alternative Loan Trust, Series
   2005-17, Class 2A1
   5.56% due 07/25/2035 (b)***                                      677,797             679,374
Countrywide Alternative Loan Trust, Series
   2005-59, Class 1A1
   5.65% due 11/20/2035 (b)***                                      507,604             509,439
Countrywide Alternative Loan Trust, Series
   2006-OA10, Class 4A1
   5.51% due 08/25/2046 (b)***                                    1,844,030           1,847,681
Countrywide Alternative Loan Trust, Series
   2006-OA11, Class A4
   5.51% due 09/25/2046 (b)***                                    1,810,413           1,810,166
Countrywide Alternative Loan Trust, Series
   2006-OA7, Class 3A1
   5.53% due 06/25/2046 (b)***                                    1,447,280           1,438,709
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 1A1
   5.52% due 07/20/2046 (b)***                                    1,829,844           1,824,196
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.52% due 07/20/2046 (b)***                                    1,786,324           1,789,560
Countrywide Alternative Loan Trust, Series
   2006-OC2, Class 2A3
   5.61% due 02/25/2036 (b)***                                    1,000,000             989,950
Countrywide Home Loans, Series 2006-OA5, Class
   1A1
   5.52% due 04/25/2046 (b)***                                    1,101,736           1,102,158
Federal Home Loan Mortgage Corp.,
   Series 2525, Class AM
   4.50% due 04/15/2032                                             240,246             224,207
Federal Home Loan Mortgage Corp.,
   Series 2686, Class QI
   5.50% due 01/15/2023 ***                                       1,869,026              46,523
Federal National Mortgage Association Whole
   Loan, Series 2003-W12, Class 2A7
   4.68% due 06/25/2043                                           5,000,000           4,841,232
Federal National Mortgage Association Whole
   Loan, Series 2005-W3, Class 2AF
   5.54% due 03/25/2045 (b)***                                      709,943             711,003

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal National Mortgage Association Whole
   Loan, Series 2003-W14, Class 2A
   5.7803% due 01/25/2043 (b)***                          $       1,164,566   $       1,197,296
Harborview Mortgage Loan Trust, Series 2005-7,
   Class 1A1
   6.127% due 06/19/2045 (b)***                                     748,650             748,650
Impac CMB Trust, Series 2004-5, Class 1A1
   5.68% due 10/25/2034 (b)***                                    1,442,655           1,444,178
Impac Secured Assets Corp., Series 2005-2,
   Class A1
   5.64% due 03/25/2036 (b)***                                    1,541,978           1,544,459
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2006-CB17, Class A4
   5.429% due 12/12/2043                                          2,490,000           2,544,257
LB-UBS Commercial Mortgage Trust,
   Series 2006-C7, Class A3
   5.347% due 11/15/2038                                          2,280,000           2,291,308
Lehman XS Trust, Series 2006-GP4, Class 3A1A
   5.39% due 08/25/2046 (b)***                                    1,824,888           1,824,888
Luminent Mortgage Trust, Series 2006-4, Class A1A
   5.51% due 05/25/2046 (b)***                                    1,665,833           1,663,034
Master Adjustable Rate Mortgages Trust, Series
   2004-15, Class 1A1
   4.6122% due 12/25/2034 (b)                                       301,007             302,377
Morgan Stanley Mortgage Loan Trust, Series
   2006-8AR, Class 1A2
   5.39% due 06/25/2036 (b)***                                    1,498,027           1,498,456
Novastar Mortgage-Backed Notes, Series
   2006-MTA1, Class 2A1A
   5.51% due 09/25/2046 (b)***                                    1,659,729           1,659,860
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR6, Class 1A1
   5.50% due 07/25/2036 (b)***                                    1,819,893           1,819,747
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR7, Class A1A
   5.53% due 08/25/2036 (b)***                                    1,863,190           1,863,122
Thornburg Mortgage Securities Trust, Series
   2005-3, Class A3
   5.58% due 10/25/2035 (b)***                                    1,712,083           1,714,103
Thornburg Mortgage Securities Trust, Series
   2005-4, Class A4
   5.52% due 12/25/2035 (b)***                                    1,893,705           1,894,754
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A2
   5.425% due 06/25/2036 (b)***                                   1,820,792           1,817,010
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A3
   5.43% due 06/25/2036 (b)***                                    1,837,249           1,852,419
Washington Mutua,l Inc., Series 2005-AR8, Class
   2A1A
   5.61% due 07/25/2045 (b)***                                    1,710,314           1,716,472
Washington Mutual, Inc., Series 2005-AR13, Class
   A1B3
   5.68% due 10/25/2045 (b)***                                    1,075,601           1,080,620
Washington Mutual, Inc., Series 2005-AR17,
   Class A1A1
   5.59% due 12/25/2045 (b)***                                    1,451,420           1,456,644

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1
   5.45% due 08/25/2036 (b)***                            $       1,636,219   $       1,633,779
                                                                              -----------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $61,685,367)                                                         $      61,809,382
                                                                              -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.11%
Federal National Mortgage Association
   6.527% due 05/25/2030 (b)                                        607,857             610,419
                                                                              -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $188,205,738)                                                        $     189,303,946
                                                                              -----------------
ASSET BACKED SECURITIES - 17.87%
ACE Securities Corp., Series 2006-GP1, Class A
   5.45% due 02/25/2031 (b)***                                    1,560,346           1,560,308
ACE Securities Corp., Series 2006-SL3, Class A1
   5.42% due 06/25/2036 (b)***                                    1,474,326           1,474,418
Aegis Asset Backed Securities Trust, Series
   2004-2, Class A3
   5.80% due 06/25/2034 (b)***                                      670,789             672,047
AmeriCredit Automobile Receivables Trust, Series
   2003-BX, Class A4B
   5.8762% due 01/06/2010 (b)***                                    467,047             467,338
Amortizing Residential Collateral Trust, Series
   2001-BC6, Class A
   5.67% due 10/25/2031 (b)***                                      882,007             882,799
Carrington Mortgage Loan Trust, Series 2005-NC5,
   Class A1
   5.44% due 10/25/2035 (b)***                                      502,410             502,447
CIT Equipment Collateral, Series 2006-VT1, Class A2
   5.13% due 03/20/2008 ***                                       1,000,000             998,578
Countrywide Asset-Backed Certificates, Series
   2002-BC2, Class A
   5.86% due 04/25/2032 (b)***                                      521,146             521,275
Countrywide Home Equity Loan Trust, Series
   2004-I, Class A
   5.61% due 02/15/2034 (b)***                                    1,368,320           1,371,981
Countrywide Home Equity Loan Trust, Series
   2005-E, Class 2A
   5.54% due 11/15/2035 (b)***                                      479,979             480,804
Countrywide Home Equity Loan Trust, Series
   2006-E, Class 2A
   5.46% due 07/15/2036 (b)***                                    1,632,187           1,633,159
Countrywide Home Equity Loan Trust, Series
   2006-RES, Class 4E1B
   5.58% due 06/15/2029 (b)***                                    1,552,539           1,552,721
Countrywide Home Equity Loan Trust, Series
   2006-RES, Class 4F1B
   5.58% due 05/15/2034 (b)***                                    1,575,359           1,575,326
Credit Suisse Mortgage Capital Certificates, Series
   2006-CF2, Class A1
   5.58% due 05/25/2036 (b)***                                    1,479,543           1,481,856
GMAC Mortgage Corp. Loan Trust, Series
   2006-HE1, Class A
   5.53% due 11/25/2036 (b)***                                    1,900,000           1,900,408

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
GSAA Home Equity Trust, Series 2005-5, Class A4
   5.59% due 02/25/2035 (b)***                            $       1,900,000   $       1,905,641
GSAMP Trust, Series 2006-S4, Class A1
   5.41% due 05/25/2036 (b)***                                    1,931,862           1,931,911
IndyMac Seconds Asset Backed Trust, Series
   2006-A, Class A
   5.45% due 06/25/2036 (b)***                                    1,543,355           1,543,320
Long Beach Mortgage Loan Trust, Series 2005-3,
   Class 2A2
   5.60% due 09/25/2035 (b)***                                    1,900,000           1,903,279
Morgan Stanley ABS Capital I, Series 2005-WMC2,
   Class A1MZ
   5.57% due 02/25/2035 (b)***                                      932,558             932,970
Morgan Stanley ABS Capital I, Series 2005-WMC3,
   Class A1MZ
   5.58% due 03/25/2035 (b)***                                      893,919             894,140
Morgan Stanley ABS Capital I, Series 2005-WMC4,
   Class A1MZ
   5.58% due 04/25/2035 (b)***                                    1,129,857           1,130,897
Morgan Stanley IXIS Real Estate Capital Trust,
   Series 2006-1, Class A1
   5.35% due 07/25/2036 (b)***                                    1,480,340           1,480,306
Morgan Stanley Mortgage Loan Trust, Series
   2006-4SL, Class A1
   5.47% due 03/25/2036 (b)***                                    1,353,086           1,353,413
SACO I Trust, Inc., Series 2006-6, Class A
   5.45% due 06/25/2036 (b)***                                    1,488,633           1,488,598
SACO I Trust, Inc., Series 2006-7, Class A1
   5.45% due 07/25/2036 (b)***                                    1,593,110           1,593,072
SLM Student Loan Trust, Series 2006-5, Class A2
   5.3669% due 07/25/2017 (b)***                                  1,900,000           1,899,933
Structured Asset Securities Corp., Series
   2006-ARS1, Class A1
   5.43% due 02/25/2036 (b)***                                    1,544,504           1,544,745
Truman Capital Mortgage Loan Trust, Series
   2006-1, Class A
   5.58% due 03/25/2036 (b)***                                    1,722,424           1,722,510
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $38,400,414)                                                         $      38,400,200
                                                                              -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.77%
Lehman XS Trust, Series 2006-2N, Class 1A1
   5.58% due 02/25/2046 (b)***                                    1,677,511           1,680,705
Lehman XS Trust, Series 2006-GP3, Class 3A1A
   5.39% due 06/25/2046 (b)***                                    1,778,973           1,777,436
RAAC Series, Series 2006-RP3, Class A
   5.59% due 05/25/2036 (b)***                                    1,880,585           1,884,993
                                                                              -----------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $61,685,367)                                                         $      61,809,382
                                                                              -----------------
SHORT TERM INVESTMENTS - 11.46%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $       2,074,744   $       2,074,744

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bills
   zero coupon due 04/19/2007 ****                        $      23,000,000   $      22,557,304
                                                                              -----------------

TOTAL SHORT TERM INVESTMENTS
   (Cost $24,632,048)                                                         $      24,632,048
                                                                              -----------------

REPURCHASE AGREEMENTS - 25.09%
Merrill Lynch Tri-Party Repurchase
   Agreement dated 11/30/2006 at
   5.28% to be repurchased at
   $53,907,905 on 12/01/2006,
   collateralized by $52,930,000
   Federal Home Loan Mortgage
   Corp., 5.25% due 07/18/2011
   (valued at $56,007,659,
   including interest) ***                                $      53,900,000   $      53,900,000
                                                                              -----------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $53,900,000)                                                         $      53,900,000
                                                                              -----------------

TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES FUND)
   (COST $390,882,518) - 182.57%                                              $     392,266,191

LIABILITIES IN EXCESS OF OTHER ASSETS - (82.57)%                                   (177,402,773)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     214,863,418
                                                                              =================

U.S. HIGH YIELD BOND FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS - 97.72%

ADVERTISING - 1.63%
Banta Corp.
   7.12% due 11/20/2013 (b)(f)                            $         500,000   $         500,625
R.H. Donnelley Corp.
   10.875% due 12/15/2012                                           425,000             463,250
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016 (a)                                        900,000             945,000
Sheridan Group, Inc.
   10.25% due 08/15/2011                                          1,500,000           1,545,000
Vertis, Inc.
   9.75% due 04/01/2009                                           1,717,000           1,759,925
                                                                              -----------------
                                                                                      5,213,800

AGRICULTURE - 0.38%
Mosaic Company
   7.375% due 12/01/2014                                            600,000             609,750
   7.625% due 12/01/2016                                            600,000             613,500
                                                                              -----------------
                                                                                      1,223,250

AIR TRAVEL - 0.28%
Continental Airlines, Inc.
   8.499% due 05/01/2011                                            373,759             380,300
   8.75% due 12/01/2011                                             525,000             528,281
                                                                              -----------------
                                                                                        908,581

APPAREL & TEXTILES - 0.37%
Levi Strauss & Company
   12.25% due 12/15/2012                                            750,000             837,188

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Phillips-Van Heusen
   7.25% due 02/15/2011 (a)                               $         325,000   $         331,906
                                                                              -----------------
                                                                                      1,169,094
AUTO PARTS - 0.63%
ArvinMeritor, Inc.
   8.75% due 03/01/2012 (a)                                         450,000             454,500
Delphi Corp.
   13.250% due 06/14/2011 (b)(f)                                  1,000,000           1,034,170
TRW Automotive, Inc.
   9.375% due 02/15/2013                                            500,000             536,250
                                                                              -----------------
                                                                                      2,024,920

AUTO SERVICES - 0.78%
Hertz Corp., Class A
   8.875% due 01/01/2014                                            500,000             518,750
   10.50% due 01/01/2016 (a)                                        225,000             245,250
Penhall International Corp.
   12.00% due 08/01/2014                                          1,600,000           1,728,000
                                                                              -----------------
                                                                                      2,492,000

AUTOMOBILES - 2.18%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                                             900,000             933,750
AutoNation, Inc.
   7.373% due 04/15/2013 (b)                                        200,000             200,000
CSK Automotive, Inc.
   8.542% due 06/30/2012 (b)(f)                                     500,000             502,500
Ford Motor Company
   7.45% due 07/16/2031 (a)                                         575,000             454,969
General Motors Corp.
   7.745% due 11/17/2013 (b)(f)                                   1,250,000           1,252,350
   8.375% due 07/15/2033 (a)                                      1,900,000           1,731,375
Group 1 Automotive, Inc.
   8.25% due 08/15/2013                                             600,000             613,500
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                                          1,258,000           1,283,160
                                                                              -----------------
                                                                                      6,971,604

BANKING - 0.28%
Chevy Chase Bank
   6.875% due 12/01/2013                                            900,000             909,000

BROADCASTING - 0.94%
Barrington Broadcasting
   10.50% due 08/15/2014                                          1,650,000           1,641,750
Fisher Communications, Inc.
   8.625% due 09/15/2014                                          1,300,000           1,371,500
                                                                              -----------------
                                                                                      3,013,250

BUILDING MATERIALS & CONSTRUCTION - 0.57%
Brand Services, Inc.
   12.00% due 10/15/2012                                            311,000             345,645
Masonite International
   7.367% due 04/06/2013 (b)(f)                                     989,950             968,211
Quality Home Brands Holdings Corp., Tranche 2nd
   Lien
   11.939% due 06/16/2013 (b)(f)                                    500,000             502,500
                                                                              -----------------
                                                                                      1,816,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES - 3.77%
Cornell Companies, Inc.
   10.75% due 07/01/2012                                  $         600,000   $         648,000
Education Management Corp., Tranche C
   8.063% due 05/24/2013 (b)(f)                                     997,500           1,002,797
Reynolds & Reynolds Company, 2nd Lien Tranche
   7.292% due 10/24/2013 (b)(f)                                   1,125,000           1,136,959
Reynolds & Reynolds Company, 3rd Lien Tranche
   7.292% due 10/24/2014 (b)(f)                                     625,000             632,031
Rural/Metro Corp.
   9.875% due 03/15/2015                                          1,550,000           1,612,000
SunGard Data Systems, Inc.
   3.75% due 01/15/2009 (a)                                         125,000             118,281
   4.875% due 01/15/2014                                            600,000             525,000
   9.125% due 08/15/2013                                          2,620,000           2,747,725
   10.25% due 08/15/2015                                          1,750,000           1,855,000
West Corp.
   11.00% due 10/15/2016                                            675,000             671,625
Williams Scotsman International, Inc.
   8.50% due 10/01/2015                                           1,045,000           1,086,800
                                                                              -----------------
                                                                                     12,036,218

CABLE AND TELEVISION - 6.68%
Charter Communications Holdings LLC
   8.75% due 11/15/2013 (a)                                         600,000             615,000
Charter Communications Operating LLC
   8.00% due 04/30/2012                                           1,925,000           1,977,937
   8.375% due 04/30/2014                                          5,650,000           5,868,938
   9.4544% due 12/15/2010                                           600,000             613,500
CSC Holdings, Inc.
   7.218% due 03/23/2013 (b)(f)                                   2,635,254           2,631,301
   7.25% due 07/15/2008                                             600,000             607,500
   7.875% due 12/15/2007                                          1,200,000           1,218,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                                          2,150,000           2,074,750
   8.375% due 03/15/2013                                          1,830,000           1,900,913
EchoStar DBS Corp.
   7.125% due 02/01/2016                                          2,000,000           1,985,000
Videotron Ltee
   6.375% due 12/15/2015                                            950,000             919,125
   6.875% due 01/15/2014                                            915,000             912,712
                                                                              -----------------
                                                                                     21,324,676

CELLULAR COMMUNICATIONS - 6.26%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                                           2,830,000           3,006,951
Centennial Communications Corp.
   8.125% due 02/01/2014                                            403,000             406,022
   10.00% due 01/01/2013 (a)                                      2,025,000           2,116,125
   10.75% due 12/15/2008 (a)                                         33,000              33,082
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                          1,309,000           1,364,633
   8.375% due 11/01/2011 (a)                                      2,450,000           2,554,125
   8.875% due 10/01/2013 (a)                                      3,350,000           3,375,125
   9.875% due 11/01/2012                                            800,000             868,000
MetroPCS Wireless, Inc.
   9.25% due 11/01/2014                                             850,000             863,813

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Rural Cellular Corp.
   8.25% due 03/15/2012                                   $       1,500,000   $       1,556,250
   9.875% due 02/01/2010                                          2,500,000           2,643,750
Telcordia Technologies, Inc.
   10.00% due 03/15/2013                                            725,000             623,500
UbiquiTel Operating Company
   9.875% due 03/01/2011                                            550,000             594,000
                                                                              -----------------
                                                                                     20,005,376

CHEMICALS - 1.24%
Chemtura Corp.
   6.875% due 06/01/2016                                            725,000             712,312
Equistar Chemicals LP
   8.75% due 02/15/2009                                             750,000             784,688
   10.125% due 09/01/2008                                           250,000             265,625
Excel Industries, Ltd.
   8.12% due 11/18/2013 (b)(f)                                    1,150,000           1,150,000
Lyondell Chemical Company
   8.00% due 09/15/2014                                             384,000             396,000
   8.25% due 09/15/2016                                             641,000             666,640
                                                                              -----------------
                                                                                      3,975,265

COMMERCIAL SERVICES - 0.95%
Mac-Gray Corp.
   7.625% due 08/15/2015                                          2,250,000           2,283,750
Safety-Kleen, Inc., Letter of Credit
   7.938% due 07/27/2013 (b)(f)                                     165,254             165,254
Safety-Kleen, Inc., Tranche B
   7.938% due 07/27/2013 (b)(f)                                     584,746             584,746
                                                                              -----------------
                                                                                      3,033,750

COMPUTERS & BUSINESS EQUIPMENT - 0.50%
Seagate Technology HDD Holdings
   6.80% due 10/01/2016                                           1,600,000           1,588,000

CONTAINERS & GLASS - 0.93%
Crown Holdings, Inc.
   7.00% due 12/15/2006                                             125,000             125,000
   8.00% due 04/15/2023                                           1,025,000             999,375
Graham Packaging Company
   8.50% due 10/15/2012 (a)                                         600,000             594,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                           1,200,000           1,236,000
                                                                              -----------------
                                                                                      2,954,375

CORRECTIONAL FACILITIES - 0.65%
Corrections Corp. of America
   6.25% due 03/15/2013 (a)                                         725,000             714,125
   6.75% due 01/31/2014                                           1,335,000           1,345,012
                                                                              -----------------
                                                                                      2,059,137

CRUDE PETROLEUM & NATURAL GAS - 3.86%
AmeriGas Partners LP
   7.125% due 05/20/2016                                          1,675,000           1,666,625
   7.25% due 05/20/2015                                              75,000              75,000
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                             500,000             477,500
   6.625% due 01/15/2016                                            400,000             395,000
   6.875% due 01/15/2016                                            600,000             600,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Chesapeake Energy Corp. (continued)
   6.875% due 11/15/2020                                  $         250,000   $         239,687
   7.50% due 09/15/2013 (a)                                         800,000             826,000
   7.75% due 01/15/2015 (a)                                         140,000             145,075
Complete Production Services, Inc.
   8.00% due 12/15/2016                                             152,000             153,520
Hanover Equipment Trust, Series A
   8.50% due 09/01/2008                                             500,000             506,250
Massey Energy Company
   6.875% due 12/15/2013                                            160,000             148,800
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                            800,000             833,000
Ram Energy, Inc., Tranche B
   10.750% due 05/18/2011 (b)(f)                                    850,000             850,000
Sabine Pass LNG LP
   7.50% due 11/30/2016                                           4,500,000           4,505,625
Tesoro Corp.
   6.625% due 11/01/2015 (a)                                        900,000             891,000
                                                                              -----------------
                                                                                     12,313,832

DOMESTIC OIL - 0.50%
ALON USA LP
   7.824% due 06/07/2013 (b)(f)                                     997,500           1,001,241
Eagle Rock Energy, Inc.
   7.490% due 12/01/2012 (b)(f)                                     369,139             369,139
Petroleum Geo-Services, Tranche B
   8.000% due 12/16/2012 (b)(f)                                     214,963             215,769
                                                                              -----------------
                                                                                      1,586,149

ELECTRICAL UTILITIES - 0.90%
Nevada Power Company, Series M
   5.95% due 03/15/2016                                             250,000             253,710
Nevada Power Company, Series O
   6.50% due 05/15/2018                                           1,250,000           1,322,389
Sierra Pacific Power Company, Series M
   6.00% due 05/15/2016 (a)                                         375,000             382,565
Sierra Pacific Resources
   8.625% due 03/15/2014 (a)                                        850,000             917,859
                                                                              -----------------
                                                                                      2,876,523

ELECTRONICS - 1.88%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                                             710,000             720,650
L-3 Communications Corp.
   5.875% due 01/15/2015                                            950,000             921,500
   6.125% due 07/15/2013                                              7,000               6,930
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                            750,000             744,375
NXP BV/NXP Funding LLC
   8.118% due 10/15/2013 (b)                                      1,775,000           1,801,625
   9.50% due 10/15/2015                                           1,775,000           1,821,594
                                                                              -----------------
                                                                                      6,016,674

ENERGY - 3.19%
Chesapeake Energy Corp.
   7.50% due 06/15/2014                                           1,355,000           1,399,037

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Covanta Energy Corp., 1st Lien
   8.081% due 06/24/2012 (b)(f)                           $         624,615   $         627,738
Covanta Energy Corp., Letter of Credit
   4.960% due 06/24/2012 (b)(f)                                     873,820             882,558
NRG Energy, Inc.
   7.25% due 02/01/2014                                             500,000             500,000
   7.367% due 02/02/2013 (b)(f)                                   1,492,500           1,498,873
   7.375% due 02/01/2016                                          3,450,000           3,450,000
   7.375% due 01/15/2017                                            950,000             948,813
Plum Point Energy Associates LLC, Letter of Credit
   7.167% due 03/15/2014 (b)(f)                                     194,286             195,743
Plum Point Energy Associates LLC, Tranche 1
   5.242% due 03/15/2014 (b)(f)                                     677,959             683,044
                                                                              -----------------
                                                                                     10,185,806

FINANCIAL SERVICES - 8.46%
BLB Hold-Wembley Term Loan
   8.740% due 06/30/2011 (b)(f)                                     275,000             277,750
Consolidated Communications Holdings
   9.75% due 04/01/2012                                              96,000             102,240
Dow Jones CDX HY, Series 7-T1
   8.375% due 12/29/2011 (a)                                      4,500,000           4,580,761
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                                             850,000             879,750
Emdeon Business Services LLC, Tranche 2nd Lien
   10.82% due 05/16/2014 (b)(f)                                   1,000,000           1,007,500
Emdeon Business Services LLC, Tranche B
   10.82% due 11/16/2013 (b)(f)                                     500,000             500,625
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                                       1,775,000           1,702,497
   7.25% due 10/25/2011                                             430,000             420,046
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                                         800,000             820,338
   8.00% due 11/01/2031 (a)                                       4,210,000           4,718,762
Hexion US Finance Corp.
   9.75% due 11/15/2014                                             500,000             507,500
Linsco Private Ledger Holding
   8.746% due 06/27/2013 (b)(f)                                   1,591,875           1,603,814
NASDAQ Stock Market, Inc., Tranche B
   7.249% due 04/18/2012 (b)(f)                                     488,098             487,590
NASDAQ Stock Market, Inc., Tranche C
   7.095% due 04/18/2012 (b)(f)                                     282,939             282,851
NCO Group, Inc.
   11.875% due 11/15/2014                                         1,500,000           1,488,750
NCO Group, Inc., Tranche B
   8.37% due 11/09/2013 (b)(f)                                      500,000             500,940
Stripes Acquisition LLC
   10.625% due 12/15/2013                                           112,000             120,960
Thornburg Mortgage, Inc.
   8.00% due 05/15/2013                                             500,000             495,000
TRAINS HY-1-2006
   7.548% due 05/01/2016 (a)                                      1,988,500           2,014,689
VNU, Inc., Tranche B
   8.19% due 08/07/2013 (b)(f)                                    4,500,000           4,517,235
                                                                              -----------------
                                                                                     27,029,598

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES - 2.28%
Constellation Brands, Inc.
   7.25% due 09/01/2016                                   $         500,000    $        511,875
Del Monte Corp.
   8.625% due 12/15/2012                                          1,425,000           1,503,375
Dole Food Company
   7.438% due 04/11/2013 (b)(f)                                     995,465             982,196
Dole Food Company, Inc.
   7.25% due 06/15/2010 (a)                                       1,440,000           1,355,400
   8.875% due 03/15/2011 (a)                                        950,000             920,313
SUPERVALU, Inc., Tranche B
   7.063% due 05/30/2012 (b)(f)                                   1,990,000           1,992,487
                                                                              -----------------
                                                                                      7,265,646

FUNERAL SERVICES - 0.68%
Service Corp. International
   6.50% due 03/15/2008                                             600,000             600,750
   7.00% due 06/15/2017                                           1,550,000           1,542,250
   7.70% due 04/15/2009 (a)                                          25,000              25,781
                                                                              -----------------
                                                                                      2,168,781

GAS & PIPELINE UTILITIES - 3.11%
Colorado Interstate Gas Company
   6.80% due 11/15/2015                                             375,000             388,691
El Paso Corp.
   6.75% due 05/15/2009 (a)                                         425,000             429,781
   7.42% due 02/15/2037                                             300,000             299,250
   7.625% due 08/16/2007 (a)                                        200,000             202,500
   7.75% due 01/15/2032                                           2,525,000           2,676,500
   7.875% due 06/15/2012 (a)                                      1,950,000           2,047,500
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                                        550,000             565,125
Markwest Energy Partners LP
   8.50% due 07/15/2016                                             600,000             606,000
Northwest Pipeline Corp.
   7.00% due 06/15/2016                                             250,000             262,188
Pacific Energy Partners LP
   6.25% due 09/15/2015                                             300,000             299,250
Targa Resources, Inc.
   7.750% due 10/31/2012 (b)(f)                                     475,040             476,028
Williams Companies, Inc.
   7.3716% due 10/01/2010 (b)                                       500,000             511,875
   8.75% due 03/15/2032                                           1,050,000           1,178,625
                                                                              -----------------
                                                                                      9,943,313

HEALTHCARE PRODUCTS - 0.41%
Accellent, Inc.
   10.50% due 12/01/2013                                          1,299,000           1,318,485

HEALTHCARE SERVICES - 1.16%
Ameripath, Inc.
   10.50% due 04/01/2013                                          1,084,000           1,170,720
DaVita, Inc.
   6.625% due 03/15/2013                                            500,000             496,250
Healthsouth Corp.
   10.75% due 06/15/2016 (a)                                        750,000             798,750
Healthsouth Corp., Tranche B
   8.580% due 03/10/2013 (b)(f)                                   1,245,625           1,249,524
                                                                              -----------------
                                                                                      3,715,244

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS - 2.15%
Aztar Corp.
   9.00% due 08/15/2011                                   $          75,000   $          78,000
Denny's Corp.
   10.00% due 10/01/2012 (a)                                        975,000           1,022,531
Gaylord Entertainment Company
   6.75% due 11/15/2014                                           1,005,000             969,825
O'Charleys, Inc.
   9.00% due 11/01/2013 (a)                                       2,550,000           2,677,500
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                          2,000,000           2,110,000
                                                                              -----------------
                                                                                      6,857,856

HOUSEHOLD APPLIANCES - 0.43%
ALH Finance LLC
   8.50% due 01/15/2013 (a)                                       1,400,000           1,372,000

INDUSTRIAL MACHINERY - 0.92%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                          1,250,000           1,290,625
JLG Industries, Inc.
   8.25% due 05/01/2008                                           1,600,000           1,661,264
                                                                              -----------------
                                                                                      2,951,889

INSURANCE - 0.16%
Panther RE Bermuda Ltd., Tranche B
   9.87% due 11/30/2010 (b)(f)                                      500,000             500,000

LEISURE TIME - 6.08%
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                          1,057,000           1,091,352
Aztar Corp.
   7.875% due 06/15/2014                                            575,000             621,000
Bombardier Recreational Products, Inc., Tranche B
   8.24% due 06/26/2013 (b)(f)                                      850,000             846,285
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                                           1,203,000           1,242,098
   8.06% due 11/15/2012                                             125,000             128,281
Cinemark USA, Inc.
   9.00% due 02/01/2013                                           1,000,000           1,040,000
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                                            495,000             530,888
Majestic Star Casino LLC
   9.50% due 10/15/2010                                           1,400,000           1,445,500
Mandalay Resort Group
   6.50% due 07/31/2009 (a)                                         350,000             353,500
MGM Mirage, Inc.
   5.875% due 02/27/2014                                            275,000             257,125
   6.00% due 10/01/2009                                           1,500,000           1,496,250
   6.625% due 07/15/2015                                            250,000             240,313
   8.50% due 09/15/2010                                           1,250,000           1,334,375
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013 (a)                                        670,000             661,625
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                             500,000             510,000
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                             400,000             421,000
Penn National Gaming, Inc.
   6.875% due 12/01/2011                                            750,000             765,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
River Rock Entertainment Authority
   9.75% due 11/01/2011                                   $       1,050,000   $       1,115,625
San Pasqual Casino Development Group
   8.00% due 09/15/2013                                             975,000             999,375
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                             900,000             897,750
Station Casinos, Inc.
   6.00% due 04/01/2012                                           1,750,000           1,680,000
True Temper Sports, Inc.
   8.375% due 09/15/2011 (a)                                        600,000             535,500
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                          1,215,000           1,196,775
                                                                              -----------------
                                                                                     19,409,617

MEDICAL-HOSPITALS - 2.47%
HCA, Inc.
   7.875% due 02/01/2011 (a)                                        885,000             880,575
   9.125% due 11/15/2014                                            600,000             625,500
   9.25% due 11/15/2016                                           2,100,000           2,191,875
HCA, Inc., Tranche A
   8.12% due 11/01/2013 (b)(f)                                    1,150,000           1,157,302
Multiplan, Inc.
   10.375% due 04/15/2016                                         1,950,000           1,950,000
Skilled Healthcare Group, Inc.
   11.00% due 01/15/2014                                            515,000             566,500
Tenet Healthcare Corp.
   7.375% due 02/01/2013 (a)                                         20,000              18,250
X-Rite, Inc., Tranche 2nd Lien
   10.346% due 06/30/2013 (b)(f)                                    500,000             500,000
                                                                              -----------------
                                                                                      7,890,002

OFFICE FURNISHINGS & SUPPLIES - 0.12%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                             350,000             367,500

PAPER - 2.22%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008                                             450,000             434,250
   6.95% due 04/01/2008                                           1,293,000           1,280,070
Georgia-Pacific Corp.
   7.485% due 02/14/2013 (b)(f)                                   1,697,200           1,700,509
Georgia-Pacific Corp., Tranche C
   8.30% due 02/14/2011 (b)(f)                                    2,180,000           2,182,856
Neenah Paper, Inc.
   7.375% due 11/15/2014                                            800,000             758,000
P.H. Glatfelter
   7.125% due 05/01/2016                                            725,000             725,000
                                                                              -----------------
                                                                                      7,080,685

PETROLEUM SERVICES - 0.40%
Hanover Compressor Company
   8.625% due 12/15/2010                                            304,000             316,160
   9.00% due 06/01/2014                                             324,000             347,490
Hanover Equipment Trust
   8.75% due 09/01/2011                                             575,000             599,438
                                                                              -----------------
                                                                                      1,263,088

U.S. HIGH YIELD BOND FUND (CONTINUED)


                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

PHARMACEUTICALS - 0.34%
Omnicare, Inc.
   6.875% due 12/15/2015 (a)                              $       1,105,000   $       1,080,137

PUBLISHING - 3.63%
American Media Operations, Inc.
   8.875% due 01/15/2011                                            330,000             302,775
Dex Media East LLC
   12.125% due 11/15/2012                                           300,000             332,250
Dex Media West LLC
   9.875% due 08/15/2013                                            400,000             436,000
Houghton Mifflin Company
   8.25% due 02/01/2011                                           3,100,000           3,227,875
Idearc, Inc.
   8.00% due 11/15/2016                                           3,000,000           3,052,500
IDEARC, Inc., Tranche B
   7.32% due 11/01/2014 (b)(f)                                    2,375,000           2,385,830
Medianews Group, Inc.
   6.875% due 10/01/2013                                            400,000             369,500
MediMedia USA, Inc.
   11.375% due 11/15/2014                                           165,000             171,394
Nielsen Finance LLC
   zero coupon, Step up to 12.50% on
      08/01/2011 due 08/01/2016                                     850,000             554,625
Primedia, Inc.
   8.00% due 05/15/2013                                             830,000             776,050
                                                                              -----------------
                                                                                     11,608,799

RAILROADS & EQUIPMENT - 0.54%
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                          1,700,000           1,725,500

REAL ESTATE - 3.21%
Ashton Woods USA
   9.50% due 10/01/2015                                             440,000             378,400
BF Saul, REIT
   7.50% due 03/01/2014                                           1,800,000           1,827,000
Capital Automotive LP REIT
   7.080% due 12/16/2010 (b)(f)                                     669,789             670,988
Host Marriott LP, REIT
   7.125% due 11/01/2013                                            250,000             255,313
   9.50% due 01/15/2007                                             250,000             250,937
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                                           1,100,000           1,116,500
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016 (a)                                       2,800,000           2,810,500
Rouse Company LP, REIT
   6.75% due 05/01/2013                                           2,905,000           2,957,212
                                                                              -----------------
                                                                                     10,266,850

RETAIL - 1.01%
Ferrellgas Escrow LLC
   6.75% due 05/01/2014                                             650,000             635,375
Suburban Propane Partners LP
   6.875% due 12/15/2013                                            340,000             329,800
Toys R Us, Inc., Tranche B
   8.330% due 12/09/2008 (b)(f)                                   2,250,000           2,251,125
                                                                              -----------------
                                                                                      3,216,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE - 1.88%
American Greetings Corp.
   7.375% due 06/01/2016                                  $         400,000   $         409,000
Neff Corp.
   11.25% due 06/15/2012                                          2,250,000           2,446,875
Payless Shoesource, Inc.
   8.25% due 08/01/2013                                           1,400,000           1,445,500
Sally Holdings LLC
   10.50% due 11/15/2016 (a)                                        700,000             718,375
Sally Holdings LLC, Tranche B
   8.086% due 11/01/2013 (b)(f)                                   1,000,000           1,000,000
                                                                              -----------------
                                                                                      6,019,750

SANITARY SERVICES - 1.10%
Allied Waste North America, Inc.
   6.50% due 11/15/2010                                             800,000             800,000
   7.125% due 05/15/2016                                          1,600,000           1,590,000
   7.875% due 04/15/2013                                            800,000             828,000
Allied Waste North America, Inc., Series B
   5.75% due 02/15/2011                                             300,000             291,000
                                                                              -----------------
                                                                                      3,509,000

SEMICONDUCTORS - 4.12%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                              20,000              18,750
   9.25% due 06/01/2016                                             825,000             812,625
Avago Technologies Financial Services
   10.125% due 12/01/2013                                         2,300,000           2,443,750
   11.875% due 12/01/2015 (a)                                     1,375,000           1,512,500
Freescale Semiconductor, Inc.
   8.875% due 12/15/2014                                          1,200,000           1,203,000
   9.125% due 12/15/2014                                            310,000             310,000
   10.125% due 12/15/2016                                         2,300,000           2,328,750
Freescale Semiconductor, Inc., Tranche T1
   7.37% due 12/01/2013 (b)(f)                                    2,250,000           2,250,000
Marvel Technology Group, Inc.
   7.32% due 11/08/2009 (b)(f)                                    1,000,000           1,001,250
Spansion LLC
   11.25% due 01/15/2016                                          1,225,000           1,278,594
                                                                              -----------------
                                                                                     13,159,219

SOFTWARE - 0.10%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                                        300,000             316,500

STEEL - 0.17%
AmeriCast Technologies, Inc.
   11.00% due 12/01/2014                                            550,000             550,000

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.26%
Citizens Communications Company
   7.05% due 10/01/2046                                           1,100,000             954,250
   7.625% due 08/15/2008                                            725,000             749,469
Eschelon Operating Company
   8.375% due 03/15/2010                                            700,000             676,375
Intelsat Bermuda, Ltd.
   11.25% due 06/15/2016                                          3,200,000           3,508,000
Intelsat, Ltd.
   5.25% due 11/01/2008                                           1,750,000           1,704,062

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Level 3 Communications, Inc., Tranche 1st Lien
   8.413% due 12/01/2011 (b)(f)                           $       1,000,000   $       1,010,000
Level 3 Financing, Inc.
   9.25% due 11/01/2014 (a)                                         700,000             707,000
PanAmSat Corp.
   9.00% due 08/15/2014                                           2,150,000           2,257,500
   9.00% due 06/15/2016                                             805,000             846,256
Time Warner Telecom Holdings, Inc.
   9.25% due 02/15/2014                                           1,125,000           1,198,125
                                                                              -----------------
                                                                                     13,611,037

TELEPHONE - 3.48%
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                                             600,000             615,000
Qwest Communications International, Inc., Series B
   7.50% due 02/15/2014 (a)                                         500,000             515,000
Qwest Corp.
   7.50% due 10/01/2014                                             500,000             531,250
   7.625% due 06/15/2015                                            300,000             320,250
   7.875% due 09/01/2011                                          2,900,000           3,095,750
   8.875% due 03/15/2012                                          2,700,000           3,007,125
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                                           1,450,000           1,547,875
Windstream Corp.
   8.125% due 08/01/2013 (a)                                        550,000             595,375
   8.625% due 08/01/2016                                            800,000             871,000
                                                                              -----------------
                                                                                     11,098,625

TOBACCO - 0.75%
Reynolds American, Inc.
   6.50% due 07/15/2010                                             250,000             255,144
   7.625% due 06/01/2016 (a)                                      2,000,000           2,134,132
                                                                              -----------------
                                                                                      2,389,276

TRANSPORTATION - 2.42%
Bombardier, Inc.
   6.75% due 05/01/2012 (a)                                         650,000             627,250
   7.45% due 05/01/2034 (a)                                       1,700,000           1,538,500
   8.00% due 11/15/2014                                             350,000             353,500
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (a)(b)                                    1,400,000           1,431,500
Laidlaw International, Inc., Tranche B
   7.117% due 07/31/2013 (b)(f)                                     498,750             501,244
Oshkosh Truck Corp., Tranche B
   7.37% due 12/06/2013 (b)(f)                                    1,500,000           1,500,000
Overseas ShipHolding Group
   7.50% due 02/15/2024                                             775,000             776,937
Trailer Bridge, Inc.
   9.25% due 11/15/2011                                             500,000             508,125
US Airways Sports, Inc.
   8.999% due 03/31/2011 (b)(f)                                     500,000             502,710
                                                                              -----------------
                                                                                      7,739,766

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
CORPORATE BONDS (CONTINUED)

UTILITY SERVICE - 0.31%
Generac Power Systems, Inc., Tranche 2nd Lien
   11.32% due 05/07/2014 (b)(f)                           $       1,000,000   $       1,000,000
                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $307,583,412)                                     $     312,122,099
                                                                              -----------------
ASSET BACKED SECURITIES - 0.40%
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                                          1,250,000           1,283,716
                                                                              -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,249,975)                                                          $       1,283,716
                                                                              -----------------
SHORT TERM INVESTMENTS - 14.53%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      46,417,855   $      46,417,855
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $46,417,855)                                                         $      46,417,855
                                                                              -----------------
REPURCHASE AGREEMENTS - 3.50%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at 3.95% to be
   repurchased at $11,193,228 on 12/01/2006,
   collateralized by $11,550,000 Federal Home Loan
   Bank, 4.5% due 11/15/2012 (valued at $11,420,063,
   including interest) (c)                                $      11,192,000   $      11,192,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $11,192,000)                                                          $      11,192,000
                                                                              -----------------
TOTAL INVESTMENTS (U.S. HIGH YIELD BOND FUND)
   (COST $366,443,242) - 116.15%                                              $     371,015,670
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.15)%                                    (51,597,027)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     319,418,643
                                                                              =================

U.S. MULTI SECTOR FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 96.26%

AEROSPACE - 1.74%
Armor Holdings, Inc. *                                                2,000   $         113,100
General Dynamics Corp.                                               56,700           4,243,428
Lockheed Martin Corp.                                                56,300           5,092,335
Northrop Grumman Corp.                                               96,200           6,438,666
Raytheon Company                                                     26,300           1,342,352
United Technologies Corp.                                           101,900           6,575,607
                                                                              -----------------
                                                                                     23,805,488

AGRICULTURE - 0.35%
Archer-Daniels-Midland Company                                      136,400           4,787,640

AIR FREIGHT - 0.02%
ExpressJet Holdings, Inc. * (a)                                      30,800             243,320

AIR TRAVEL - 0.02%
SkyWest, Inc.                                                         9,100             229,684

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ALUMINUM - 0.35%
Alcoa, Inc.                                                         154,200   $       4,806,414
Superior Essex, Inc. *                                                1,000              35,400
                                                                              -----------------
                                                                                      4,841,814

APPAREL & TEXTILES - 0.82%
Columbia Sportswear Company (a)                                      12,800             753,280
Jones Apparel Group, Inc.                                            39,300           1,320,480
Kellwood Company (a)                                                 18,400             575,000
K-Swiss, Inc., Class A                                               14,800             491,508
Liz Claiborne, Inc.                                                  55,300           2,364,075
Mohawk Industries, Inc. * (a)                                        21,200           1,641,516
Oakley, Inc. (a)                                                     16,000             294,720
Oxford Industries, Inc.                                               8,700             442,134
Timberland Company., Class A *                                       27,600             862,500
VF Corp.                                                             30,500           2,390,895
Weyco Group, Inc. (a)                                                 1,600              39,392
                                                                              -----------------
                                                                                     11,175,500

AUTO PARTS - 0.77%
Aftermarket Technology Corp. *                                        6,300             122,346
American Axle & Manufacturing Holdings, Inc. (a)                     30,700             561,810
ArvinMeritor, Inc. (a)                                               29,500             510,645
AutoZone, Inc. *                                                     25,500           2,897,055
Genuine Parts Company (a)                                            46,900           2,199,141
Johnson Controls, Inc.                                               39,000           3,171,870
Keystone Automotive Industries, Inc. *                                4,900             175,763
O'Reilly Automotive, Inc. *                                          17,300             547,891
TRW Automotive Holdings Corp. *                                      12,400             308,016
                                                                              -----------------
                                                                                     10,494,537

AUTO SERVICES - 0.23%
AutoNation, Inc. *                                                  143,400           2,955,474
Avis Budget Group, Inc. *                                             4,900             100,254
Lithia Motors, Inc., Class A (a)                                      4,200             108,612
                                                                              -----------------
                                                                                      3,164,340

AUTOMOBILES - 1.29%
Ford Motor Company (a)                                              666,300           5,417,019
General Motors Corp. (a)                                            271,700           7,941,791
PACCAR, Inc.                                                         60,500           3,950,650
Tenneco, Inc. *                                                      15,000             353,700
                                                                              -----------------
                                                                                     17,663,160

BANKING - 2.34%
1st Source Corp.                                                        660              20,638
Anchor BanCorp Wisconsin, Inc.                                        5,800             166,228
BancFirst Corp.                                                         400              21,308
Bank of America Corp.                                               241,500          13,004,775
BankUnited Financial Corp., Class A (a)                               9,600             244,800
BB&T Corp.                                                           23,300           1,002,133
Camden National Corp.                                                   600              26,946
City Bank, Lynnwood, WA (a)                                           1,100              58,828
Comerica, Inc.                                                       38,500           2,242,625
First Horizon National Corp. (a)                                      9,700             386,642
First Indiana Corp.                                                   7,300             181,259

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Hancock Holding Company                                               4,600   $         247,112
Investors Financial Services Corp. (a)                               11,800             469,286
ITLA Capital Corp.                                                    2,200             116,644
Macatawa Bank Corp. (a)                                                 565              12,492
National City Corp. (a)                                             246,200           8,887,820
Old Second Bancorp, Inc. (a)                                          1,300              39,169
TD Banknorth, Inc.                                                    4,300             138,374
Virginia Commerce Bancorp, Inc. * (a)                                 1,350              26,244
Washington Mutual, Inc.                                              93,900           4,101,552
Whitney Holding Corp.                                                 3,100              99,913
Wilmington Trust Corp.                                               10,200             423,912
                                                                              -----------------
                                                                                     31,918,700

BIOTECHNOLOGY - 0.19%
Applera Corp. (a)                                                    66,200           2,412,328
Techne Corp. *                                                        3,200             172,064
                                                                              -----------------
                                                                                      2,584,392

BROADCASTING - 0.34%
CBS Corp., Class B                                                   29,100             865,725
News Corp.                                                          179,100           3,689,460
Sinclair Broadcast Group, Inc., Class A (a)                           4,100              40,795
                                                                              -----------------
                                                                                      4,595,980

BUILDING MATERIALS & CONSTRUCTION - 0.45%
American Standard Companies, Inc. (a)                                51,900           2,325,639
Dycom Industries, Inc. * (a)                                         15,800             321,056
EMCOR Group, Inc. *                                                  25,500           1,521,585
Lennox International, Inc.                                            4,300             125,732
LSI Industries, Inc.                                                 11,900             203,371
Masco Corp.                                                          43,900           1,259,491
NCI Building Systems, Inc. *                                          4,600             253,828
Perini Corp. *                                                        6,100             198,372
                                                                              -----------------
                                                                                      6,209,074

BUSINESS SERVICES - 2.06%
Affiliated Computer Services, Inc., Class A * (a)                    52,800           2,669,040
CDI Corp. (a)                                                         4,100             106,723
Computer Sciences Corp. *                                            57,100           2,980,620
CSG Systems International, Inc. *                                     5,000             138,650
Deluxe Corp. (a)                                                     16,700             411,154
Electronic Data Systems Corp.                                        31,700             860,338
FactSet Research Systems, Inc.                                       19,400           1,025,872
Fair Isaac Corp. (a)                                                  3,900             162,318
First Data Corp.                                                    135,400           3,418,850
Forrester Research, Inc. *                                            5,000             140,600
Geo Group, Inc. *                                                     4,350             163,386
Global Payments, Inc.                                                 7,000             320,600
H & R Block, Inc.                                                     5,600             134,400
Lightbridge, Inc. *                                                  10,600             139,920
Manpower, Inc.                                                       42,700           3,031,700
Moody's Corp.                                                        89,000           6,183,720
MPS Group, Inc. *                                                    37,000             554,630
On Assignment, Inc. *                                                13,400             146,328
Paxar Corp. *                                                         3,700              78,995

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Pitney Bowes, Inc.                                                   64,400   $       2,968,196
Pre-Paid Legal Services, Inc. (a)                                     6,100             253,272
Robert Half International, Inc.                                      46,800           1,806,012
Spherion Corp. *                                                     26,600             191,520
StarTek, Inc.                                                         4,200              57,540
Teletech Holdings, Inc. *                                             5,900             133,222
Tyler Technologies, Inc. *                                            3,300              47,685
                                                                              -----------------
                                                                                     28,125,291

CABLE AND TELEVISION - 0.33%
Comcast Corp., Class A *                                            110,100           4,454,646

CELLULAR COMMUNICATIONS - 0.01%
Telephone & Data Systems, Inc.                                        2,500             129,150

CHEMICALS - 0.58%
A. Schulman, Inc.                                                     4,300              97,997
Air Products & Chemicals, Inc.                                       14,900           1,030,186
Airgas, Inc.                                                          6,300             268,065
Albany Molecular Research, Inc. *                                     4,800              53,280
Cabot Corp.                                                           4,900             201,537
E.I. Du Pont De Nemours & Company                                    54,100           2,538,913
Georgia Gulf Corp.                                                   24,600             501,102
H.B. Fuller Company                                                  22,300             581,361
Hercules, Inc. *                                                     18,700             348,381
PolyOne Corp. *                                                      20,600             158,208
PPG Industries, Inc.                                                 29,200           1,877,560
Sensient Technologies Corp.                                           9,300             221,619
                                                                              -----------------
                                                                                      7,878,209

COLLEGES & UNIVERSITIES - 0.18%
Career Education Corp. *                                             15,400             388,850
Corinthian Colleges, Inc. *                                          27,600             356,040
ITT Educational Services, Inc. *                                     24,200           1,659,394
                                                                              -----------------
                                                                                      2,404,284

COMMERCIAL SERVICES - 0.20%
PeopleSupport, Inc. *                                                 4,800             106,464
Vertrue, Inc. * (a)                                                   1,000              38,310
Western Union Company *                                             112,500           2,565,000
                                                                              -----------------
                                                                                      2,709,774

COMPUTERS & BUSINESS EQUIPMENT - 3.56%
Benchmark Electronics, Inc. *                                        18,900             459,081
Brocade Communications Systems, Inc. *                               15,000             138,750
CDW Corp. (a)                                                        23,100           1,628,550
Cisco Systems, Inc. *                                               334,400           8,988,672
Cognizant Technology Solutions Corp., Class A *                      11,600             946,096
Dell, Inc. *                                                        531,700          14,483,508
Diebold, Inc.                                                         1,300              59,800
Hewlett-Packard Company                                             138,900           5,480,994
Ingram Micro, Inc., Class A *                                        60,700           1,237,066
International Business Machines Corp.                                79,700           7,326,024
Lexmark International, Inc. *                                        79,400           5,477,012
Network Appliance, Inc. *                                             4,500             176,445

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Sykes Enterprises, Inc. *                                             9,500   $         163,685
Tech Data Corp. *                                                    32,000           1,338,240
Western Digital Corp. *                                              37,000             759,240
                                                                              -----------------
                                                                                     48,663,163

CONSTRUCTION & MINING EQUIPMENT - 0.01%
Kaman Corp., Class A                                                  4,400             101,728

CONSTRUCTION MATERIALS - 0.16%
Ameron International Corp.                                            3,700             278,277
Columbus McKinnon Corp. *                                             2,200              51,106
Comfort Systems USA, Inc.                                             6,100              82,289
Granite Construction, Inc.                                            3,800             196,080
Martin Marietta Materials, Inc. (a)                                   9,800             973,238
Sherwin-Williams Company                                                400              25,020
Universal Forest Products, Inc.                                      13,100             610,984
                                                                              -----------------
                                                                                      2,216,994

CONTAINERS & GLASS - 0.12%
Bemis Company, Inc.                                                  16,100             549,493
Pactiv Corp. *                                                       22,600             778,570
Smurfit-Stone Container Corp. * (a)                                  10,800             115,884
Sonoco Products Company                                               4,100             151,659
                                                                              -----------------
                                                                                      1,595,606

COSMETICS & TOILETRIES - 0.76%
Alberto-Culver Company                                               15,200             305,064
Avon Products, Inc.                                                  68,300           2,229,312
Colgate-Palmolive Company                                            47,400           3,083,370
Estee Lauder Companies, Inc., Class A (a)                            29,800           1,230,442
International Flavors & Fragrances, Inc.                              7,500             353,325
Kimberly-Clark Corp.                                                 47,900           3,183,913
Sally Beauty Holdings, Inc. *                                         8,000              74,080
                                                                              -----------------
                                                                                     10,459,506

CRUDE PETROLEUM & NATURAL GAS - 0.78%
Apache Corp.                                                         17,800           1,244,754
Devon Energy Corp.                                                   17,800           1,305,986
Harvest Natural Resources, Inc. *                                    15,200             155,800
Marathon Oil Corp. (a)                                               16,000           1,510,080
Occidental Petroleum Corp.                                          129,400           6,513,996
                                                                              -----------------
                                                                                     10,730,616

DOMESTIC OIL - 0.00%
St. Mary Land & Exploration Company (a)                               1,700              68,136

DRUGS & HEALTH CARE - 0.01%
Molina Healthcare, Inc. * (a)                                         5,900             200,541

EDUCATIONAL SERVICES - 0.00%
Renaissance Learning, Inc. (a)                                        2,500              42,225

ELECTRICAL EQUIPMENT - 0.96%
A.O. Smith Corp.                                                     11,300             404,427
Anixter International, Inc. *                                         4,200             246,204
Baldor Electric Company                                               3,700             128,538
Cohu, Inc.                                                            6,700             132,459
Emerson Electric Company                                            114,100           9,892,470

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Genlyte Group, Inc. *                                                10,700   $         908,002
Littelfuse, Inc. *                                                    3,900             121,992
Molex, Inc.                                                          24,800             793,600
Tektronix, Inc.                                                      16,900             516,464
                                                                              -----------------
                                                                                     13,144,156

ELECTRICAL UTILITIES - 0.12%
CenterPoint Energy, Inc. (a)                                         33,800             552,630
The AES Corp. *                                                      47,500           1,110,075
                                                                              -----------------
                                                                                      1,662,705

ELECTRONICS - 0.27%
Agilent Technologies, Inc. *                                         21,200             675,008
Amphenol Corp., Class A                                               7,500             510,975
AVX Corp. (a)                                                        11,100             172,494
Cubic Corp.                                                           2,300              51,060
Daktronics, Inc. (a)                                                 13,200             477,576
Harman International Industries, Inc.                                 1,500             155,760
Imation Corp.                                                         2,300             106,513
Planar Systems, Inc. * (a)                                            3,700              37,074
Rogers Corp. *                                                        4,400             305,712
Synopsys, Inc. *                                                     15,700             401,135
Technitrol, Inc.                                                      9,400             258,312
Teleflex, Inc.                                                        1,500              96,945
Thermo Electron Corp. *                                              10,600             464,598
                                                                              -----------------
                                                                                      3,713,162

FINANCIAL SERVICES - 7.63%
A.G. Edwards, Inc.                                                    9,500             549,575
Asset Acceptance Capital Corp. * (a)                                  4,100              68,265
Bear Stearns Companies, Inc.                                         17,700           2,698,896
Charles Schwab Corp.                                                 93,500           1,714,790
CIT Group, Inc.                                                      30,400           1,581,104
Citigroup, Inc.                                                     371,500          18,422,685
Countrywide Financial Corp.                                          21,400             850,008
Credit Acceptance Corp. * (a)                                           800              26,216
Federal Agricultural Mortgage Corp., Class C (a)                      5,600             146,104
Federal Home Loan Mortgage Corp.                                     65,200           4,378,832
Federal National Mortgage Association                               361,200          20,599,236
Federated Investors, Inc., Class B                                   24,500             812,910
Fidelity National Information Services, Inc.                         29,222           1,165,958
Fidelity National Title Group, Inc., Class A                          5,735             129,840
Fiserv, Inc. *                                                       29,600           1,512,856
Goldman Sachs Group, Inc.                                            52,200          10,168,560
Janus Capital Group, Inc.                                            17,200             348,472
Jefferies Group, Inc.                                                29,500             855,205
JP Morgan Chase & Company                                           275,700          12,759,396
Knight Capital Group, Inc. *                                         20,900             368,049
Lehman Brothers Holdings, Inc.                                       36,900           2,718,423
Mellon Financial Corp.                                               65,100           2,618,973
Merrill Lynch & Company, Inc.                                        70,800           6,190,044
Moneygram International, Inc.                                        36,400           1,110,200
Morgan Stanley                                                       67,700           5,156,032
PNC Financial Services Group, Inc.                                   35,600           2,516,564

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Raymond James Financial, Inc.                                        34,600   $       1,090,246
SEI Investments Company                                              12,600             733,194
State Street Corp. (c)                                               17,200           1,068,636
Student Loan Corp. (a)                                                2,300             476,100
SWS Group, Inc.                                                       2,700              87,399
T. Rowe Price Group, Inc. (c)                                        15,300             662,949
Waddell & Reed Financial, Inc., Class A                              15,500             386,415
World Acceptance Corp. *                                              6,000             272,340
                                                                              -----------------
                                                                                    104,244,472

FOOD & BEVERAGES - 3.74%
Campbell Soup Company (a)                                            31,200           1,187,784
ConAgra Foods, Inc.                                                  23,600             606,520
Corn Products International, Inc. (a)                                10,500             381,360
Dean Foods Company *                                                 53,400           2,286,588
Flowers Foods, Inc. (a)                                               3,700              98,568
General Mills, Inc.                                                  19,300           1,079,835
H.J. Heinz Company (a)                                               57,800           2,569,210
Hormel Foods Corp.                                                   15,200             575,776
Kraft Foods, Inc., Class A (a)                                      137,500           4,819,375
McCormick & Company, Inc.                                            14,400             557,568
National Beverage Corp. * (a)                                         1,400              17,696
Pepsi Bottling Group, Inc.                                           65,300           2,045,196
Performance Food Group Company * (a)                                 25,200             681,912
Sara Lee Corp.                                                       80,400           1,333,032
Starbucks Corp. *                                                   425,900          15,030,011
Sysco Corp.                                                          51,200           1,835,520
The Coca-Cola Company                                               296,600          13,889,778
Tyson Foods, Inc., Class A (a)                                      136,100           2,162,629
                                                                              -----------------
                                                                                     51,158,358

FURNITURE & FIXTURES - 0.20%
Ethan Allen Interiors, Inc. (a)                                      26,900             954,412
Furniture Brands International, Inc. (a)                             42,700             735,294
Kimball International, Inc., Class B                                  2,200              52,778
La-Z-Boy, Inc. (a)                                                   20,800             245,024
Leggett & Platt, Inc.                                                30,600             727,668
                                                                              -----------------
                                                                                      2,715,176

HEALTHCARE PRODUCTS - 2.74%
Baxter International, Inc.                                           46,500           2,080,410
Beckman Coulter, Inc.                                                 8,400             498,540
Becton, Dickinson & Company                                          33,300           2,388,276
Biomet, Inc.                                                         45,800           1,731,698
C.R. Bard, Inc.                                                       5,600             460,824
Computer Programs & Systems, Inc. (a)                                 3,600             129,600
DENTSPLY International, Inc.                                         19,300             616,249
IDEXX Laboratories, Inc. *                                            6,600             558,690
Johnson & Johnson                                                   387,300          25,526,943
Owens & Minor, Inc.                                                   1,400              43,442
Patterson Companies, Inc. *                                          12,700             471,297
PSS World Medical, Inc. *                                             6,500             136,110
Respironics, Inc. *                                                   3,300             118,998
Stryker Corp.                                                        18,500             959,410

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Varian Medical Systems, Inc. *                                       10,900   $         536,498
Zimmer Holdings, Inc. *                                              15,900           1,160,064
                                                                              -----------------
                                                                                     37,417,049

HEALTHCARE SERVICES - 4.35%
AMERIGROUP Corp. *                                                   15,300             523,107
Cardinal Health, Inc.                                               187,300          12,103,326
Caremark Rx, Inc.                                                    44,600           2,109,580
Covance, Inc. *                                                       4,400             263,428
Express Scripts, Inc. *                                             112,900           7,699,780
Health Net, Inc. *                                                   40,400           1,864,056
Kindred Healthcare, Inc. *                                            4,200             108,024
Laboratory Corp. of America Holdings *                                8,500             601,800
Lincare Holdings, Inc. *                                             51,400           1,936,238
McKesson Corp.                                                      237,000          11,707,800
National Healthcare Corp. (a)                                           700              38,675
Quest Diagnostics, Inc.                                              80,300           4,269,551
UnitedHealth Group, Inc.                                            320,500          15,730,140
Weight Watchers International, Inc. (a)                              11,400             557,916
                                                                              -----------------
                                                                                     59,513,421

HOLDINGS COMPANIES/CONGLOMERATES - 0.17%
Loews Corp.                                                           6,800             271,456
Textron, Inc.                                                        17,500           1,705,375
United Industrial Corp. (a)                                           6,100             298,229
                                                                              -----------------
                                                                                      2,275,060

HOMEBUILDERS - 0.85%
Beazer Homes USA, Inc. (a)                                           11,300             515,958
Centex Corp.                                                         24,700           1,366,898
D.R. Horton, Inc. (a)                                                50,500           1,345,320
Hovnanian Enterprises, Inc., Class A * (a)                            5,600             198,856
KB Home (a)                                                          14,000             723,660
Lennar Corp., Class A                                                25,600           1,344,000
M.D.C. Holdings, Inc. (a)                                             6,000             342,780
M/I Homes, Inc. (a)                                                  19,000             708,320
Meritage Homes Corp. * (a)                                            1,900              92,264
NVR, Inc. * (a)                                                       2,100           1,249,500
Pulte Homes, Inc.                                                    60,700           2,048,018
Ryland Group, Inc. (a)                                               17,300             912,575
Standard Pacific Corp. (a)                                           27,700             710,782
                                                                              -----------------
                                                                                     11,558,931

HOTELS & RESTAURANTS - 0.88%
Applebee's International, Inc.                                       49,400           1,123,850
Brinker International, Inc.                                          36,200           1,646,014
CBRL Group, Inc. (a)                                                 26,000           1,115,140
Choice Hotels, Inc. (a)                                              14,200             647,520
CKE Restaurants, Inc.                                                 7,600             140,144
Darden Restaurants, Inc.                                             25,300           1,015,795
Jack in the Box, Inc. *                                              23,700           1,457,313
Marriott International, Inc., Class A                                21,900             988,785
Papa Johns International, Inc. * (a)                                 45,900           1,422,900
Ruby Tuesday, Inc.                                                   36,300             979,737
Sonic Corp. * (a)                                                     5,600             131,488

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Tim Hortons, Inc. (a)                                                 3,590   $         110,859
Wendy's International, Inc.                                          28,200             918,474
Yum! Brands, Inc.                                                     5,600             342,664
                                                                              -----------------
                                                                                     12,040,683

HOUSEHOLD APPLIANCES - 0.33%
The Toro Company                                                      3,000             134,700
Whirlpool Corp. (a)                                                  52,000           4,435,600
                                                                              -----------------
                                                                                      4,570,300

HOUSEHOLD PRODUCTS - 0.42%
Blyth, Inc.                                                          30,700             780,394
Energizer Holdings, Inc. *                                           10,200             674,118
Newell Rubbermaid, Inc. (a)                                          98,200           2,797,718
Select Comfort Corp. * (a)                                           29,850             516,704
The Clorox Company                                                   14,900             953,600
Tupperware Brands Corp. (a)                                           1,700              36,091
                                                                              -----------------
                                                                                      5,758,625

INDUSTRIAL MACHINERY - 1.33%
AGCO Corp. *                                                         29,800             930,654
Caterpillar, Inc.                                                    52,800           3,275,184
Cummins, Inc. (a)                                                    11,900           1,427,048
Deere & Company                                                      26,700           2,563,200
Flowserve Corp. *                                                     8,700             468,408
Graco, Inc.                                                          11,900             497,063
Lincoln Electric Holdings, Inc. (a)                                  21,900           1,332,615
Middleby Corp. *                                                      1,500             152,250
NACCO Industries, Inc., Class A                                       2,300             343,045
Parker-Hannifin Corp.                                                19,600           1,636,208
Rofin Sinar Technologies, Inc. *                                      3,000             174,360
Tennant Company                                                       5,600             162,680
Terex Corp. *                                                        29,800           1,669,396
Valmont Industries, Inc.                                              6,600             391,050
W.W. Grainger, Inc.                                                  44,200           3,198,312
                                                                              -----------------
                                                                                     18,221,473

INDUSTRIALS - 0.18%
Crane Company                                                        21,300             811,530
Fastenal Company                                                     36,500           1,313,635
Harsco Corp.                                                          3,000             234,090
Lawson Products, Inc.                                                 1,700              85,391
Michael Baker Corp. *                                                 1,000              20,380
                                                                              -----------------
                                                                                      2,465,026

INSURANCE - 5.52%
21st Century Insurance Group                                          3,500              59,815
AFLAC, Inc.                                                         274,200          12,103,188
Allstate Corp. (a)                                                   81,700           5,186,316
Ambac Financial Group, Inc.                                          49,800           4,264,872
American Financial Group, Inc. (a)                                   18,400             960,664
American International Group, Inc.                                   69,300           4,873,176
Aon Corp.                                                            89,700           3,200,496
Brown & Brown, Inc.                                                  51,000           1,479,000
Chubb Corp.                                                          61,500           3,183,240

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
CIGNA Corp.                                                           6,100   $         768,905
Cincinnati Financial Corp.                                            5,200             230,256
CNA Surety Corp. *                                                    1,500              29,940
Commerce Group, Inc. (a)                                             18,000             549,180
Conseco, Inc. *                                                       6,500             129,285
Donegal Group, Inc.                                                   1,800              34,542
Erie Indemnity Company., Class A (a)                                  8,800             495,264
FBL Financial Group, Inc., Class A                                    2,500              98,500
First American Corp.                                                 32,900           1,270,269
Hanover Insurance Group, Inc.                                         9,300             440,634
Harleysville Group, Inc.                                              3,700             131,572
LandAmerica Financial Group, Inc. (a)                                12,900             788,319
Lincoln National Corp.                                               60,683           3,858,832
Markel Corp. *                                                          500             223,875
MBIA, Inc.                                                           27,500           1,915,375
MGIC Investment Corp.                                                41,600           2,411,136
National Western Life Insurance Company, Class A *                      900             205,614
Nationwide Financial Services, Inc., Class A                         11,800             613,600
Old Republic International Corp.                                    114,375           2,579,156
PMI Group, Inc.                                                      61,500           2,663,565
Presidential Life Corp.                                              10,100             226,139
Progressive Corp.                                                   276,000           6,223,800
Protective Life Corp.                                                20,300             958,566
Radian Group, Inc.                                                   26,300           1,399,423
St. Paul Travelers Companies, Inc.                                    5,600             290,136
State Auto Financial Corp. (a)                                        1,100              36,696
Stewart Information Services Corp.                                   12,200             476,532
Torchmark Corp.                                                      81,700           5,165,074
Transatlantic Holdings, Inc. (a)                                      6,800             420,784
Triad Guaranty, Inc. * (a)                                            6,800             365,840
Universal American Financial Corp. *                                 11,800             221,250
UnumProvident Corp. (a)                                             119,700           2,451,456
W.R. Berkley Corp.                                                   68,300           2,398,013
                                                                              -----------------
                                                                                     75,382,295

INTERNATIONAL OIL - 5.57%
Anadarko Petroleum Corp.                                            169,000           8,341,840
Exxon Mobil Corp.                                                   882,200          67,761,782
                                                                              -----------------
                                                                                     76,103,622

INTERNET SERVICE PROVIDER - 0.00%
Earthlink, Inc. *                                                     5,700              37,107

INTERNET SOFTWARE - 0.01%
WebMethods, Inc. *                                                   16,900             120,497

LEISURE TIME - 0.79%
Bally Total Fitness Holding Corp. * (a)                              16,600              39,176
Bluegreen Corp. * (a)                                                 6,100              83,021
International Game Technology, Inc.                                 121,800           5,332,404
Las Vegas Sands Corp. *                                               1,400             128,184
Walt Disney Company                                                 156,100           5,159,105
                                                                              -----------------
                                                                                     10,741,890

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES - 0.05%
Pharmaceutical Product Development, Inc.                             22,700   $         717,093

LIQUOR - 0.58%
Anheuser-Busch Companies, Inc.                                      154,200           7,326,042
Brown Forman Corp., Class B                                           9,700             673,665
                                                                              -----------------
                                                                                      7,999,707

MANUFACTURING - 2.00%
Acuity Brands, Inc.                                                  14,700             774,249
Carlisle Companies, Inc.                                              7,600             622,364
Danaher Corp.                                                        96,600           7,063,392
Eaton Corp.                                                          33,400           2,574,472
Harley-Davidson, Inc. (a)                                            85,800           6,329,466
Illinois Tool Works, Inc.                                           162,500           7,670,000
Kaydon Corp.                                                          9,000             359,550
Nordson Corp.                                                        12,600             608,454
Rockwell Automation, Inc.                                            20,000           1,301,600
                                                                              -----------------
                                                                                     27,303,547

MEDICAL-HOSPITALS - 0.07%
Manor Care, Inc. (a)                                                 13,800             655,776
Universal Health Services, Inc., Class B                              6,100             336,781
                                                                              -----------------
                                                                                        992,557

METAL & METAL PRODUCTS - 0.26%
Commercial Metals Company                                             9,300             270,165
Metal Management, Inc.                                               11,500             421,475
Mueller Industries, Inc.                                             12,000             409,200
Reliance Steel & Aluminum Company                                    41,200           1,585,788
Southern Copper Corp. (a)                                            12,400             678,404
Timken Company                                                        7,400             220,076
                                                                              -----------------
                                                                                      3,585,108

MINING - 0.01%
AMCOL International Corp.                                             5,400             149,904

MOBILE HOMES - 0.19%
Thor Industries, Inc. (a)                                            39,700           1,796,822
Winnebago Industries, Inc. (a)                                       23,100             803,880
                                                                              -----------------
                                                                                      2,600,702

OFFICE FURNISHINGS & SUPPLIES - 0.35%
Avery Dennison Corp. (a)                                             23,300           1,572,051
HNI Corp.                                                             3,000             140,520
IKON Office Solutions, Inc.                                          36,300             586,971
Office Depot, Inc. *                                                 64,200           2,430,612
                                                                              -----------------
                                                                                      4,730,154

PAPER - 0.12%
International Paper Company                                          35,900           1,188,290
Temple-Inland, Inc.                                                  10,200             398,820
                                                                              -----------------
                                                                                      1,587,110

PETROLEUM SERVICES - 0.04%
Baker Hughes, Inc.                                                    5,100             374,493
Valero Energy Corp.                                                   2,700             148,689
                                                                              -----------------
                                                                                        523,182

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 12.78%
Abbott Laboratories                                                 133,600   $       6,233,776
AmerisourceBergen Corp.                                             178,800           8,223,012
Barr Pharmaceuticals, Inc. *                                         33,700           1,721,396
Bristol-Myers Squibb Company                                        119,400           2,964,702
Forest Laboratories, Inc. *                                         291,600          14,200,920
King Pharmaceuticals, Inc. *                                         65,300           1,079,409
Merck & Company, Inc.                                             1,434,800          63,862,948
Pfizer, Inc.                                                      2,777,000          76,339,730
                                                                              -----------------
                                                                                    174,625,893

PHOTOGRAPHY - 0.02%
Eastman Kodak Company (a)                                             9,100             236,782

PLASTICS - 0.01%
Spartech Corp.                                                        6,400             191,488

PUBLISHING - 0.42%
Cadmus Communications Corp.                                             600              10,452
Consolidated Graphics, Inc. *                                         2,800             163,800
Gannett Company, Inc.                                                88,000           5,237,760
Valassis Communications, Inc. *                                      18,000             278,280
                                                                              -----------------
                                                                                      5,690,292

RAILROADS & EQUIPMENT - 0.54%
Burlington Northern Santa Fe Corp.                                   49,400           3,712,904
Norfolk Southern Corp.                                               21,800           1,073,650
Union Pacific Corp.                                                  25,800           2,335,416
Wabtec Corp.                                                          7,800             256,230
                                                                              -----------------
                                                                                      7,378,200

REAL ESTATE - 0.04%
New Century Financial Corp., REIT (a)                                13,700             494,022

RETAIL GROCERY - 1.16%
Ingles Markets, Inc.                                                  7,600             226,252
Nash-Finch Company (a)                                               19,500             515,775
Ruddick Corp.                                                         6,400             178,432
Safeway, Inc.                                                       151,000           4,652,310
Smart & Final, Inc. *                                                 3,300              59,598
SUPERVALU, Inc.                                                      39,290           1,346,076
The Kroger Company                                                  413,200           8,867,272
                                                                              -----------------
                                                                                     15,845,715

RETAIL TRADE - 12.96%
Bed Bath & Beyond, Inc. *                                           123,400           4,781,750
Best Buy Company, Inc.                                               29,700           1,632,609
Casey's General Stores, Inc.                                          1,300              32,357
Cato Corp., Class A                                                   9,200             218,408
Costco Wholesale Corp.                                              100,900           5,273,034
Dollar General Corp.                                                 21,500             334,110
Dollar Tree Stores, Inc. *                                           14,200             426,142
Family Dollar Stores, Inc.                                           42,900           1,196,481
First Cash Financial Services, Inc. *                                16,400             335,052
Fossil, Inc. * (a)                                                   21,500             451,930
Gap, Inc.                                                            32,300             604,656
Home Depot, Inc.                                                  1,372,000          52,094,840
Kohl's Corp. *                                                       93,200           6,486,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Limited Brands, Inc. (a)                                             23,400   $         741,546
Lowe's Companies, Inc.                                            1,202,700          36,273,432
NBTY, Inc. *                                                         18,000             654,300
Pantry, Inc. * (a)                                                    2,200             107,844
Ross Stores, Inc.                                                    16,100             498,939
Sonic Automotive, Inc. (a)                                            8,700             248,298
Staples, Inc.                                                       177,600           4,523,472
Steven Madden, Ltd. *                                                21,200             779,524
The Buckle, Inc. (a)                                                  2,400             112,776
The TJX Companies, Inc.                                              46,600           1,277,772
United Rentals, Inc. * (a)                                           32,500             814,450
Walgreen Company                                                    156,400           6,332,636
Wal-Mart Stores, Inc.                                             1,101,600          50,783,760
                                                                              -----------------
                                                                                    177,016,838

SANITARY SERVICES - 0.37%
Allied Waste Industries, Inc. *                                      19,200             243,456
Ecolab, Inc.                                                         38,500           1,707,475
Waste Management, Inc.                                               83,600           3,060,596
                                                                              -----------------
                                                                                      5,011,527

SEMICONDUCTORS - 0.35%
Intel Corp.                                                         215,600           4,603,060
Micrel, Inc. *                                                       12,100             139,755
                                                                              -----------------
                                                                                      4,742,815

SOFTWARE - 0.93%
BEA Systems, Inc. *                                                 106,400           1,465,128
BMC Software, Inc. *                                                 26,500             862,840
Citrix Systems, Inc. *                                               42,600           1,224,324
Intuit, Inc. *                                                      115,500           3,635,940
Macrovision Corp. *                                                   4,600             127,190
Oracle Corp. *                                                      260,200           4,951,606
Transaction Systems Architects, Inc., Class A *                      12,200             412,726
                                                                              -----------------
                                                                                     12,679,754

STEEL - 0.44%
Nucor Corp.                                                          95,000           5,685,750
Olympic Steel, Inc. (a)                                                 200               5,188
Ryerson, Inc. (a)                                                    17,500             389,550
                                                                              -----------------
                                                                                      6,080,488

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.81%
ADTRAN, Inc.                                                          3,700              80,623
Commscope, Inc. *                                                     8,900             268,513
Polycom, Inc. *                                                      23,100             666,204
QUALCOMM, Inc.                                                      274,900          10,058,591
SureWest Communications (a)                                             500              12,380
                                                                              -----------------
                                                                                     11,086,311

TELEPHONE - 3.86%
ALLTEL Corp.                                                            900              51,066
AT&T, Inc.                                                          631,300          21,407,383
BellSouth Corp.                                                     251,400          11,209,926
CenturyTel, Inc.                                                     40,900           1,740,295

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
Qwest Communications International, Inc. * (a)                      151,300   $       1,163,497
TALK America Holdings, Inc. * (a)                                    14,600             116,508
Verizon Communications, Inc.                                        488,500          17,068,190
                                                                              -----------------
                                                                                     52,756,865

TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company * (a)                                 29,500             497,075

TOBACCO - 1.04%
Altria Group, Inc.                                                  121,100          10,197,831
Reynolds American, Inc. (a)                                          20,100           1,291,224
Universal Corp.                                                       7,300             339,961
UST, Inc. (a)                                                        42,500           2,379,150
                                                                              -----------------
                                                                                     14,208,166

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Mattel, Inc.                                                         56,700           1,244,565

TRANSPORTATION - 0.96%
C.H. Robinson Worldwide, Inc.                                       122,900           5,407,600
Expeditors International of Washington, Inc. (a)                    146,200           6,614,088
Kirby Corp. *                                                        10,400             374,816
Overseas Shipholding Group, Inc. (a)                                  8,600             495,016
Saia, Inc. *                                                          9,700             240,463
                                                                              -----------------
                                                                                     13,131,983

TRAVEL SERVICES - 0.08%
Sabre Holdings Corp.                                                 38,000           1,042,340

TRUCKING & FREIGHT - 1.96%
Arkansas Best Corp. (a)                                              23,700             898,230
CSX Corp.                                                            27,500             986,150
EGL, Inc. *                                                          12,900             412,026
Fedex Corp.                                                         162,400          18,745,832
Forward Air Corp.                                                    13,400             446,220
J.B. Hunt Transport Services, Inc.                                   33,100             724,559
Landstar Systems, Inc.                                               23,600           1,062,944
Old Dominion Freight Lines, Inc. *                                   12,200             327,082
Oshkosh Truck Corp. (a)                                              14,800             710,548
Ryder Systems, Inc.                                                  29,000           1,512,930
Swift Transportation, Inc. * (a)                                     32,000             907,840
                                                                              -----------------
                                                                                     26,734,361
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $1,224,568,975)                                     $   1,315,222,050
                                                                              -----------------

SHORT TERM INVESTMENTS - 6.38%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      87,130,152   $      87,130,152
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $87,130,152)                                                         $      87,130,152
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
REPURCHASE AGREEMENTS - 6.52%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $89,016,766 on 12/01/2006,
   collateralized by $88,685,000
   Federal Home Loan Mortgage
   Corp., 5.55% due 10/04/2016
   (valued at $90,791,269, including
   interest) (c)                                          $      89,007,000   $      89,007,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $89,007,000)                                                         $      89,007,000
                                                                              -----------------

TOTAL INVESTMENTS (U.S. MULTI SECTOR FUND)
   (COST $1,400,706,127) - 109.16%                                            $   1,491,359,202
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.16)%                                    (125,099,953)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,366,259,249
                                                                              =================

VALUE FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 97.20%

AEROSPACE - 2.42%
Goodrich Corp.                                                        2,910   $         130,950

AIR TRAVEL - 1.65%
Southwest Airlines Company                                            5,670              89,076

AUTO SERVICES - 1.03%
Hertz Global Holdings, Inc. *                                         3,500              56,000

BANKING - 4.27%
Hudson City Bancorp, Inc.                                            10,030             133,098
Northern Trust Corp.                                                  1,720              97,971
                                                                              -----------------
                                                                                        231,069

BIOTECHNOLOGY - 2.78%
Affymetrix, Inc. *                                                    2,420              61,226
Applera Corp.                                                         2,450              89,278
                                                                              -----------------
                                                                                        150,504

BUILDING MATERIALS & CONSTRUCTION - 0.58%
KBR, Inc. *                                                           1,410              31,217

CHEMICALS - 1.83%
Albemarle Corp.                                                       1,420              99,031

COMPUTERS & BUSINESS EQUIPMENT - 3.43%
Diebold, Inc.                                                         4,040             185,840

CONTAINERS & GLASS - 2.72%
Sealed Air Corp.                                                      2,470             146,990

COSMETICS & TOILETRIES - 6.45%
Avon Products, Inc.                                                   2,590              84,538
International Flavors & Fragrances, Inc.                              5,620             264,758
                                                                              -----------------
                                                                                        349,296

ELECTRICAL UTILITIES - 4.70%
Constellation Energy Group, Inc.                                      1,860             127,614

VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Wisconsin Energy Corp.                                                2,710   $         126,774
                                                                              -----------------
                                                                                        254,388

ENERGY - 0.94%
McDermott International, Inc. *                                         980              51,038

FINANCIAL SERVICES - 8.05%
A.G. Edwards, Inc.                                                    1,720              99,502
Amvescap PLC                                                          5,020             108,582
Charles Schwab Corp.                                                  5,840             107,106
KBW, Inc. *                                                             100               2,663
Lazard, Ltd., Class A                                                 2,600             118,092
                                                                              -----------------
                                                                                        435,945

FOOD & BEVERAGES - 3.23%
ConAgra Foods, Inc.                                                   6,810             175,017

GAS & PIPELINE UTILITIES - 2.44%
El Paso Corp.                                                           700              10,220
NiSource, Inc.                                                        4,940             121,820
                                                                              -----------------
                                                                                        132,040

HEALTHCARE PRODUCTS - 2.72%
Beckman Coulter, Inc.                                                 2,480             147,188

HEALTHCARE SERVICES - 2.04%
HEALTHSOUTH Corp. *                                                   4,630             110,426

HOUSEHOLD PRODUCTS - 2.09%
Newell Rubbermaid, Inc.                                               3,980             113,390

INSURANCE - 12.24%
ACE, Ltd.                                                             2,670             151,763
Allied World Assurance Holdings, Ltd.                                 3,380             143,481
Aspen Insurance Holdings, Ltd.                                        3,090              83,275
Conseco, Inc. *                                                       3,870              76,974
Marsh & McLennan Companies, Inc.                                      5,240             164,641
Security Capital Assurance, Ltd.                                      1,680              42,538
                                                                              -----------------
                                                                                        662,672

INTERNATIONAL OIL - 2.41%
Hess Corp.                                                            2,600             130,702

INTERNET RETAIL - 1.30%
Amazon.com, Inc. *                                                    1,750              70,595

INTERNET SOFTWARE - 1.68%
Juniper Networks, Inc. *                                              4,280              91,121

MANUFACTURING - 3.39%
Cameron International Corp. *                                         1,520              82,566
Snap-on, Inc.                                                         2,120             100,700
                                                                              -----------------
                                                                                        183,266

MEDICAL-HOSPITALS - 1.15%
Tenet Healthcare Corp. *                                              8,770              62,179

NEWSPAPERS - 1.58%
Dow Jones & Company, Inc.                                             2,370              85,533

OFFICE FURNISHINGS & SUPPLIES - 1.85%
Office Depot, Inc. *                                                  2,640              99,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 1.85%
Watson Pharmaceuticals, Inc. *                                        3,910   $         100,370

REAL ESTATE - 2.80%
KKR Financial Corp., REIT                                             5,670             151,729

RETAIL GROCERY - 1.05%
Safeway, Inc.                                                         1,850              56,999

SANITARY SERVICES - 2.26%
Nalco Holding Company *                                               6,150             122,570

SEMICONDUCTORS - 2.28%
Linear Technology Corp.                                               3,840             123,418

SOFTWARE - 2.38%
Cognos, Inc. *                                                        3,148             128,785

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.09%
Andrew Corp. *                                                        5,900              58,823

TELEPHONE - 2.53%
CenturyTel, Inc.                                                      3,220             137,011

TOBACCO - 1.99%
UST, Inc.                                                             1,920             107,482
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $5,107,547)                                         $       5,262,610
                                                                              -----------------

INVESTMENT COMPANIES - 1.01%

FINANCIAL SERVICES - 1.01%
Market Vectors Gold Miners ETF *                                      1,300              54,574
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $52,178)                                     $          54,574
                                                                              -----------------
SHORT TERM INVESTMENTS - 2.31%
Federal National Mortgage Association Discount Note
   zero coupon due 12/01/2006                             $         125,000   $         125,000
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $125,000)                                                            $         125,000
                                                                              -----------------
TOTAL INVESTMENTS (VALUE FUND)
   (COST $5,284,725) - 100.52%                                                $       5,442,184
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%                                         (27,924)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       5,414,260
                                                                              =================

VALUE & RESTRUCTURING FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 98.15%

AEROSPACE - 2.74%
Empresa Brasileira de Aeronautica SA, ADR                           103,731   $       4,319,359
Spirit Aerosystems Holdings, Inc., Class A *                         12,900             376,035
United Technologies Corp.                                            67,576           4,360,679
                                                                              -----------------
                                                                                      9,056,073

AIR TRAVEL - 2.51%
Copa Holdings SA, Class A                                            88,902           3,782,780

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL (CONTINUED)
Gol Linhas Aereas Inteligentes S.A., ADR (a)                        158,201   $       4,502,401
                                                                              -----------------
                                                                                      8,285,181

BANKING - 1.13%
Washington Mutual, Inc.                                              85,023           3,713,805

BROADCASTING - 2.12%
CBS Corp., Class B (a)                                              114,406           3,403,579
XM Satellite Radio Holdings, Inc., Class A * (a)                    249,576           3,603,877
                                                                              -----------------
                                                                                      7,007,456

BUILDING MATERIALS & CONSTRUCTION - 0.61%
Eagle Materials, Inc.                                                45,722           1,966,046
KBR, Inc. * (a)                                                       2,760              61,106
                                                                              -----------------
                                                                                      2,027,152

BUSINESS SERVICES - 0.68%
MasterCard, Inc., Class A (a)                                        22,018           2,240,331

CABLE AND TELEVISION - 0.85%
EchoStar Communications Corp., Class A *                             77,932           2,806,331

CELLULAR COMMUNICATIONS - 3.15%
America Movil SA de CV, Series L, SADR                              233,515          10,384,412

CHEMICALS - 3.61%
Celanese Corp., Series A                                            180,614           3,973,508
Lanxess AG *                                                         51,722           2,733,152
PPG Industries, Inc.                                                 59,619           3,833,501
Tronox, Inc., Class A (a)                                            90,766           1,388,720
                                                                              -----------------
                                                                                     11,928,881

COAL - 3.25%
CONSOL Energy, Inc.                                                 191,694           7,037,087
Foundation Coal Holdings, Inc.                                       65,236           2,420,908
International Coal Group, Inc. * (a)                                248,739           1,268,569
                                                                              -----------------
                                                                                     10,726,564

COMMERCIAL SERVICES - 0.50%
AerCap Holdings NV * (a)                                             43,000             976,100
Castlepoint Holdings, Ltd.                                           61,100             672,100
                                                                              -----------------
                                                                                      1,648,200

COMPUTERS & BUSINESS EQUIPMENT - 1.09%
International Business Machines Corp.                                39,260           3,608,779

CONTAINERS & GLASS - 0.52%
Smurfit-Stone Container Corp. * (a)                                 160,701           1,724,322

COSMETICS & TOILETRIES - 0.98%
Avon Products, Inc.                                                  99,217           3,238,443

CRUDE PETROLEUM & NATURAL GAS - 3.53%
Devon Energy Corp.                                                  103,817           7,617,053
Mariner Energy LLC *                                                  7,827             163,976
Pinnacle Gas Resources, Inc. *                                       28,500             313,500
W&T Offshore, Inc.                                                  103,128           3,574,416
                                                                              -----------------
                                                                                     11,668,945

DOMESTIC OIL - 2.52%
Murphy Oil Corp.                                                     64,649           3,509,148

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Noble Energy, Inc.                                                   90,029   $       4,816,551
                                                                              -----------------
                                                                                      8,325,699

DRUGS & HEALTH CARE - 0.65%
Wyeth                                                                44,585           2,152,564

ELECTRICAL UTILITIES - 0.55%
Enel SpA                                                            176,602           1,805,552

ELECTRONICS - 1.17%
Harman International Industries, Inc.                                37,258           3,868,871

ENERGY - 1.22%
Duke Energy Corp. (a)                                                61,832           1,961,311
Rosetta Resources, Inc. * (a)                                       109,524           2,057,956
                                                                              -----------------
                                                                                      4,019,267

FINANCIAL SERVICES - 12.66%
Amvescap PLC                                                        152,119           3,290,334
Capital One Financial Corp.                                          47,534           3,701,948
CIT Group, Inc.                                                      79,229           4,120,700
Citigroup, Inc.                                                     102,408           5,078,413
Federal Home Loan Mortgage Corp.                                     67,404           4,526,853
Friedman, Billings, Ramsey Group, Inc. (a)                          130,906           1,024,994
JP Morgan Chase & Company                                            85,189           3,942,547
Lehman Brothers Holdings, Inc.                                       70,744           5,211,710
Morgan Stanley                                                       92,980           7,081,357
PNC Financial Services Group, Inc.                                   54,086           3,823,339
                                                                              -----------------
                                                                                     41,802,195

FOOD & BEVERAGES - 2.19%
ConAgra Foods, Inc.                                                  77,539           1,992,752
Dean Foods Company *                                                110,392           4,726,986
Vintage Wine Trust, Inc.                                             58,161             523,449
                                                                              -----------------
                                                                                      7,243,187

FURNITURE & FIXTURES - 0.90%
Leggett & Platt, Inc.                                               125,041           2,973,475

GAS & PIPELINE UTILITIES - 1.08%
El Paso Corp. (a)                                                   244,140           3,564,444

HEALTHCARE PRODUCTS - 1.25%
Baxter International, Inc.                                           92,282           4,128,697

HOLDINGS COMPANIES/CONGLOMERATES - 1.38%
Loews Corp.                                                         113,904           4,547,048

HOMEBUILDERS - 2.09%
Centex Corp. (a)                                                    124,931           6,913,681

HOUSEHOLD APPLIANCES - 2.93%
Black & Decker Corp. (a)                                            112,761           9,683,915

HOUSEHOLD PRODUCTS - 0.99%
Newell Rubbermaid, Inc.                                             114,951           3,274,954

INDUSTRIAL MACHINERY - 1.16%
AGCO Corp. * (a)                                                    122,076           3,812,433

INSURANCE - 5.23%
ACE, Ltd.                                                           107,069           6,085,802
Genworth Financial, Inc.                                             43,000           1,410,400

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Marsh & McLennan Companies, Inc.                                     95,200   $       2,991,184
MetLife, Inc.                                                        81,595           4,792,074
People's Choice *                                                   116,874             350,622
Primus Guaranty, Ltd. * (a)                                         135,455           1,637,651
                                                                              -----------------
                                                                                     17,267,733

INTERNATIONAL OIL - 5.74%
Anadarko Petroleum Corp.                                             66,919           3,303,122
ConocoPhillips                                                      116,402           7,833,854
Petroleo Brasileiro SA, ADR                                          82,878           7,802,964
                                                                              -----------------
                                                                                     18,939,940

INVESTMENT COMPANIES - 1.61%
Apollo Investment Corp.                                             108,223           2,431,771
MCG Capital Corp. (a)                                               148,119           2,894,245
                                                                              -----------------
                                                                                      5,326,016

MANUFACTURING - 2.03%
Rockwell Automation, Inc.                                            38,240           2,488,659
Tyco International, Ltd.                                            139,055           4,211,976
                                                                              -----------------
                                                                                      6,700,635

METAL & METAL PRODUCTS - 1.29%
Southern Copper Corp. (a)                                            77,894           4,261,581

MINING - 0.94%
Alpha Natural Resources, Inc. * (a)                                 113,443           1,786,727
Grupo Mexico SA                                                     365,500           1,319,063
                                                                              -----------------
                                                                                      3,105,790

PETROLEUM SERVICES - 2.26%
PetroHawk Energy Corp. *                                            169,134           2,193,668
Petroplus Holdings AG *                                              12,900             754,131
Todco, Class A * (a)                                                112,895           4,516,929
                                                                              -----------------
                                                                                      7,464,728

PHARMACEUTICALS - 1.71%
AmerisourceBergen Corp.                                              78,903           3,628,749
Bristol-Myers Squibb Company                                         80,600           2,001,298
                                                                              -----------------
                                                                                      5,630,047

RAILROADS & EQUIPMENT - 2.00%
Union Pacific Corp.                                                  73,096           6,616,650

REAL ESTATE - 2.17%
DiamondRock Hospitality Company, REIT                               150,722           2,667,779
FBR Capital Markets Corp., REIT *                                    41,000             726,110
Host Hotels & Resorts, Inc., REIT                                    81,227           2,048,545
Taberna Realty Finance Trust, REIT                                   17,611             300,268
Ventas, Inc., REIT                                                   36,694           1,429,231
                                                                              -----------------
                                                                                      7,171,933

RETAIL TRADE - 3.58%
The TJX Companies, Inc.                                             138,002           3,784,015
United Rentals, Inc. * (a)                                          178,683           4,477,796
Zale Corp. * (a)                                                    115,837           3,564,304
                                                                              -----------------
                                                                                     11,826,115

STEEL - 0.89%
Schnitzer Steel Industries, Inc. (a)                                 71,656           2,924,998

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.73%
DataPath, Inc. *                                                     80,000   $         800,000
Nokia Oyj, SADR                                                     162,158           3,278,835
Plantronics, Inc. (a)                                                78,196           1,642,116
                                                                              -----------------
                                                                                      5,720,951

TELEPHONE - 3.52%
Harris Corp.                                                        183,552           7,729,375
Sprint Nextel Corp.                                                 110,296           2,151,875
Windstream Corp.                                                    125,152           1,744,619
                                                                              -----------------
                                                                                     11,625,869

TOBACCO - 1.70%
Loews Corp. - Carolina Group (a)                                     90,151           5,622,718

TRANSPORTATION - 0.64%
Aries Maritime Transport, Ltd. (a)                                   47,566             466,622
Arlington Tankers, Ltd. (a)                                          43,563             997,593
Omega Navigation Enterprises, Inc.                                   41,469             653,137
                                                                              -----------------
                                                                                      2,117,352

TRUCKING & FREIGHT - 1.10%
Ryder Systems, Inc.                                                  69,436           3,622,476
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $289,609,276)                                       $     324,126,389
                                                                              -----------------

PREFERRED STOCKS - 1.30%

CHEMICALS - 0.21%
Celanese Corp. *                                                     22,251             703,688

FINANCIAL SERVICES - 1.09%
Ford Motor Company Capital Trust II *                               103,675           3,597,523
                                                                              -----------------
TOTAL PREFERRED STOCKS (Cost $3,750,988)                                      $       4,301,211
                                                                              -----------------

SHORT TERM INVESTMENTS - 18.66%

State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      61,622,567   $      61,622,567
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $61,622,567)                                                         $      61,622,567
                                                                              -----------------

REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $2,345,257 on 12/01/2006,
   collateralized by $2,430,000
   Federal National Mortgage
   Association, 5.7% due 03/27/2023
   (valued at $2,393,550, including
   interest) (c)                                          $       2,345,000   $       2,345,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,345,000)                                                          $       2,345,000
                                                                              -----------------
TOTAL INVESTMENTS (VALUE & RESTRUCTURING FUND)
   (COST $357,327,831) - 118.82%                                              $     392,395,167
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.82)%                                    (62,148,576)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     330,246,591
                                                                              =================

VISTA FUND

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS - 95.35%

AEROSPACE - 3.46%
BE Aerospace, Inc. *                                                155,896   $       4,086,034
Spirit Aerosystems Holdings, Inc., Class A *                         24,105             702,661
                                                                              -----------------
                                                                                      4,788,695

AGRICULTURE - 2.00%
Monsanto Company                                                     57,800           2,778,446

APPAREL & TEXTILES - 0.77%
Coach, Inc. *                                                        24,600           1,062,966

BIOTECHNOLOGY - 0.50%
Digene Corp. *                                                       13,500             689,850

BUILDING MATERIALS & CONSTRUCTION - 4.38%
Aker Kvaerner ASA                                                    24,300           2,780,212
Foster Wheeler, Ltd. *                                               60,928           3,290,112
                                                                              -----------------
                                                                                      6,070,324

BUSINESS SERVICES - 3.54%
Alliance Data Systems Corp. *                                        64,900           4,199,679
Gartner Group, Inc., Class A *                                       36,500             703,720
                                                                              -----------------
                                                                                      4,903,399

CABLE AND TELEVISION - 0.49%
Rogers Communications, Inc.                                          11,100             680,481

CELLULAR COMMUNICATIONS - 15.42%
America Movil SA de CV, Series L, SADR                               94,922           4,221,181
American Tower Corp., Class A *                                      90,812           3,439,050
Leap Wireless International, Inc. *                                  74,990           4,255,683
Millicom International Cellular S.A. * (a)                           24,500           1,402,870
NII Holdings, Inc. *                                                123,900           8,044,827
                                                                              -----------------
                                                                                     21,363,611

COMPUTERS & BUSINESS EQUIPMENT - 4.32%
Apple Computer, Inc. *                                               31,700           2,906,256
Cognizant Technology Solutions Corp.,
   Class A *                                                         17,300           1,410,988
Parametric Technology Corp. *                                        32,500             629,200
Research In Motion, Ltd. *                                            7,500           1,041,225
                                                                              -----------------
                                                                                      5,987,669

CORRECTIONAL FACILITIES - 0.68%
Corrections Corp. of America *                                       20,700             940,815

DRUGS & HEALTH CARE - 0.46%
Mentor Corp. (a)                                                     12,900             644,355

ELECTRICAL EQUIPMENT - 0.98%
Anixter International, Inc. *                                        12,100             709,302
General Cable Corp. *                                                15,200             646,000
                                                                              -----------------
                                                                                      1,355,302

ELECTRICAL UTILITIES - 1.19%
Allegheny Energy, Inc. *                                             15,600             692,016
Quanta Services, Inc. * (a)                                          52,481             961,977
                                                                              -----------------
                                                                                      1,653,993

ELECTRONICS - 5.85%
Amphenol Corp., Class A                                              14,500             987,885
Daktronics, Inc.                                                     19,300             698,274
Mentor Graphics Corp. * (a)                                          61,637           1,042,282

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Thermo Electron Corp. *                                             122,700   $       5,377,941
                                                                              -----------------
                                                                                      8,106,382

ENERGY - 2.30%
McDermott International, Inc. *                                      61,200           3,187,296

FINANCIAL SERVICES - 3.54%
IntercontinentalExchange, Inc. *                                      8,400             825,300
International Securities Exchange
   Holdings, Inc.                                                    12,800             680,704
Nasdaq Stock Market, Inc. * (a)                                      18,600             746,790
SEI Investments Company                                              45,600           2,653,464
                                                                              -----------------
                                                                                      4,906,258

HEALTHCARE SERVICES - 1.78%
Covance, Inc. *                                                      17,200           1,029,764
Laboratory Corp. of America Holdings *                               20,300           1,437,240
                                                                              -----------------
                                                                                      2,467,004

HOUSEHOLD PRODUCTS - 1.23%
Newell Rubbermaid, Inc.                                              22,000             626,780
Tempur-Pedic International, Inc. * (a)                               51,000           1,075,080
                                                                              -----------------
                                                                                      1,701,860

INDUSTRIAL MACHINERY - 2.56%
Alstom RGPT *                                                        12,600           1,466,148
Terex Corp. *                                                        12,300             689,046
The Manitowoc Company, Inc.                                          23,000           1,385,520
                                                                              -----------------
                                                                                      3,540,714

INDUSTRIALS - 0.50%
ABB, Ltd.                                                            43,100             696,991

INSURANCE - 1.03%
American Financial Group, Inc.                                       14,900             777,929
Arch Capital Group, Ltd. *                                            9,700             647,960
                                                                              -----------------
                                                                                      1,425,889

INTERNET SOFTWARE - 0.96%
Akamai Technologies, Inc. * (a)                                      27,312           1,334,737

LEISURE TIME - 5.15%
International Game Technology, Inc.                                  61,700           2,701,226
Las Vegas Sands Corp. * (a)                                          48,400           4,431,504
                                                                              -----------------
                                                                                      7,132,730

LIFE SCIENCES - 0.74%
Pharmaceutical Product Development, Inc.                             32,314           1,020,799

MANUFACTURING - 2.59%
Harley-Davidson, Inc.                                                39,793           2,935,530
Trinity Industries, Inc.                                             17,400             657,720
                                                                              -----------------
                                                                                      3,593,250

METAL & METAL PRODUCTS - 3.68%
Precision Castparts Corp.                                            57,945           4,372,530
Titanium Metals Corp. * (a)                                          22,600             722,522
                                                                              -----------------
                                                                                      5,095,052

MINING - 0.49%
Potash Corp. of Saskatchewan, Inc.                                    4,800             675,552

VISTA FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES - 0.24%
Office Depot, Inc. *                                                  8,900   $         336,954

PETROLEUM SERVICES - 2.82%
Acergy SA *                                                          50,300             987,084
Core Laboratories N.V. *                                             17,295           1,529,916
TETRA Technologies, Inc. * (a)                                       53,600           1,385,024
                                                                              -----------------
                                                                                      3,902,024

PHARMACEUTICALS - 2.49%
Celgene Corp. *                                                      25,000           1,393,250
Shire PLC                                                           102,300           2,052,664
                                                                              -----------------
                                                                                      3,445,914

REAL ESTATE - 1.01%
Archstone-Smith Trust, REIT                                          11,600             695,768
Jones Lang LaSalle, Inc., REIT                                        7,700             700,700
                                                                              -----------------
                                                                                      1,396,468

RETAIL GROCERY - 0.50%
Safeway, Inc.                                                        22,400             690,144

RETAIL TRADE - 6.13%
American Eagle Outfitters, Inc.                                      38,200           1,725,876
Big Lots, Inc. * (a)                                                 31,100             693,841
GameStop Corp., Class A * (a)                                        59,945           3,359,917
Kohl's Corp. *                                                       19,900           1,385,040
Rent-A-Center, Inc. *                                                48,500           1,325,990
                                                                              -----------------
                                                                                      8,490,664

SEMICONDUCTORS - 2.31%
MEMC Electronic Materials, Inc. *                                    35,600           1,416,880
NVIDIA Corp. * (a)                                                   48,100           1,779,219
                                                                              -----------------
                                                                                      3,196,099

SOFTWARE - 1.40%
Macrovision Corp. *                                                  33,939             938,413
THQ, Inc. *                                                          30,600             996,030
                                                                              -----------------
                                                                                      1,934,443

STEEL - 1.05%
Allegheny Technologies, Inc.                                          8,600             770,990
Oregon Steel Mills, Inc. *                                           10,900             686,046
                                                                                      1,457,036

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.45%
Commscope, Inc. * (a)                                                19,500             588,315
SBA Communications Corp. * (a)                                      147,988           4,198,419
                                                                              -----------------
                                                                                      4,786,734

TOYS, AMUSEMENTS & SPORTING GOODS - 2.40%
Nintendo Company, Ltd.                                               13,900           3,319,834

TRANSPORTATION - 0.96%
American Commercial Lines, Inc. * (a)                                19,141           1,327,237
                                                                              -----------------
TOTAL COMMON STOCKS (Cost $110,148,149)                                       $     132,087,971
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA FUND (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS - 11.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $      15,746,939   $      15,746,939
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $15,746,939)                                                         $      15,746,939
                                                                              -----------------

REPURCHASE AGREEMENTS - 2.45%
Repurchase Agreement with State
   Street Corp. dated 11/30/2006 at
   3.95% to be repurchased at
   $3,403,373 on 12/01/2006,
   collateralized by $3,365,000
   Federal National Mortgage
   Association, 5.45% due
   10/18/2021 (valued at $3,474,363,
   including interest) (c)                                $       3,403,000   $       3,403,000
                                                                              -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,403,000)                                                          $       3,403,000
                                                                              -----------------
TOTAL INVESTMENTS (VISTA FUND)
   (COST $129,298,088) - 109.17%                                              $     151,237,910
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.17)%                                     (12,708,264)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $     138,529,646
                                                                              =================

LIFESTYLE AGGRESSIVE PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 99.99%

JOHN HANCOCK FUNDS II - 91.88%
All Cap Growth Fund Class NAV                                     3,151,440   $      55,748,972
All Cap Value Fund Class NAV                                      3,370,657          55,818,088
Blue Chip Growth Fund Class NAV                                   7,309,396         140,267,308
Capital Appreciation Fund Class NAV                              10,932,562         112,168,086
Core Equity Fund Class NAV                                        5,319,840          84,532,265
Emerging Growth Fund Class NAV                                    2,809,282          55,904,704
Equity-Income Fund Class NAV                                      2,845,595          55,688,303
Fundamental Value Fund Class NAV                                  6,598,307         112,039,245
International Equity Index Fund Class NAV                         6,976,619         142,671,855
International Opportunities Fund Class NAV                        6,485,314         112,974,174
International Small Cap Fund Class NAV                            3,714,929          85,480,508
International Small Company Fund Class NAV                        8,472,004          86,753,326
International Value Fund Class NAV                               10,102,771         198,418,419
Large Cap Fund Class NAV                                          3,511,405          55,620,651
Large Cap Value Fund Class NAV                                    1,121,760          27,729,907
Mid Cap Core Fund Class NAV                                       2,264,232          41,820,367
Mid Cap Index Fund Class NAV                                      3,530,657          70,154,146
Mid Cap Stock Fund Class NAV                                      3,227,444          55,996,159
Mid Cap Value Equity Fund Class NAV                               2,654,559          27,766,687
Mid Cap Value Fund Class NAV                                      2,688,719          55,817,816
Natural Resources Fund Class NAV                                  3,899,054         147,228,265
Quantitative Mid Cap Fund Class NAV                               3,638,279          55,956,738
Quantitative Value Fund Class NAV                                 4,726,355          84,365,431
Small Cap Fund Class NAV                                          5,446,366          84,309,748
Small Cap Index Fund Class NAV                                    3,207,003          55,898,056

LIFESTYLE AGGRESSIVE PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Small Company Fund Class NAV                                      3,364,694   $      55,921,220
Small Company Value Fund Class NAV                                3,285,036          84,326,863
Special Value Fund Class NAV                                      2,560,207          55,786,906
U.S. Global Leaders Growth Fund Class NAV                         2,036,935          27,396,772
U.S. Multi Sector Fund Class NAV                                 20,413,001         224,951,273
Value & Restructuring Fund Class NAV                              2,295,624          27,731,141
Vista Fund Class NAV                                              4,912,512          56,641,260
                                                                              -----------------
                                                                                  2,593,884,659

JOHN HANCOCK FUNDS III - 8.11%
International Core Fund Class NAV                                 5,478,052         228,927,812
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $2,462,794,196)                              $   2,822,812,471
                                                                              -----------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE PORTFOLIO)
   (COST $2,462,794,196) - 99.99%                                             $   2,822,812,471
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%                                           335,002
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   2,823,147,473
                                                                              =================

LIFESTYLE BALANCED PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 99.98%

JOHN HANCOCK FUNDS II - 95.96%
Active Bond Fund Class NAV                                       15,579,277   $     152,053,740
All Cap Core Fund Class NAV                                      14,283,835         151,837,163
Blue Chip Growth Fund Class NAV                                  32,063,698         615,302,364
Core Bond Fund Class NAV                                         11,973,950         151,949,429
Core Equity Fund Class NAV                                       14,889,510         236,594,311
Equity-Income Fund Class NAV                                     11,693,213         228,836,170
Fundamental Value Fund Class NAV                                 13,476,788         228,835,867
Global Bond Fund Class NAV                                       15,206,227         232,199,093
Global Real Estate Fund Class NAV                                20,500,735         239,448,583
High Income Fund Class NAV                                       14,372,783         156,375,876
High Yield Fund Class NAV                                        66,974,683         693,187,965
International Opportunities Fund Class NAV                        8,799,919         153,294,587
International Small Cap Fund Class NAV                            6,758,899         155,522,256
International Value Fund Class NAV                               15,927,585         312,817,777
Large Cap Fund Class NAV                                          4,764,462          75,469,071
Large Cap Value Fund Class NAV                                    6,183,911         152,866,289
Mid Cap Stock Fund Class NAV                                      4,469,994          77,554,395
Natural Resources Fund Class NAV                                  8,772,951         331,266,645
Quantitative Value Fund Class NAV                                 8,649,664         154,396,497
Real Estate Equity Fund Class NAV                                13,036,440         161,521,489
Real Return Bond Fund Class NAV                                  28,913,555         384,261,140
Small Cap Fund Class NAV                                          5,070,388          78,489,608
Small Cap Opportunities Fund Class NAV                            3,014,424          75,963,477
Small Company Value Fund Class NAV                                3,007,853          77,211,599
Spectrum Income Fund Class NAV                                   36,323,976         383,581,182
Strategic Bond Fund Class NAV                                    12,590,129         152,088,753
Strategic Income Fund Class NAV                                  15,098,293         152,039,808

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Strategic Value Fund Class NAV                                    6,435,502   $      76,003,284
Total Return Fund Class NAV                                      27,364,649         384,199,675
U.S. Global Leaders Growth Fund Class NAV                        16,989,783         228,512,579
U.S. High Yield Bond Fund Class NAV                              11,406,699         151,823,163
U.S. Multi Sector Fund Class NAV                                 41,838,400         461,059,169
Value & Restructuring Fund Class NAV                             12,794,873         154,562,066
                                                                              -----------------
                                                                                  7,421,125,070

JOHN HANCOCK FUNDS III - 4.02%
International Core Fund Class NAV                                 7,438,581         310,858,274
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $7,015,558,499)                              $   7,731,983,344
                                                                              -----------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED PORTFOLIO)
   (COST $7,015,558,499) - 99.98%                                             $   7,731,983,344
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%                                         1,753,111
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   7,733,736,455
                                                                              =================

LIFESTYLE CONSERVATIVE PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 99.96%

JOHN HANCOCK FUNDS II - 97.94%
Active Bond Fund Class NAV                                       12,321,671   $     120,259,510
Blue Chip Growth Fund Class NAV                                   1,251,170          24,009,955
Core Bond Fund Class NAV                                          1,878,340          23,836,140
Equity-Income Fund Class NAV                                      1,226,334          23,999,349
Fundamental Value Fund Class NAV                                  1,415,482          24,034,889
Global Bond Fund Class NAV                                        6,361,058          97,133,358
Global Real Estate Fund Class NAV                                 3,182,684          37,173,752
High Income Fund Class NAV                                        2,222,466          24,180,427
High Yield Fund Class NAV                                         4,631,809          47,939,222
International Value Fund Class NAV                                1,858,836          36,507,545
Investment Quality Bond Fund Class NAV                            5,026,028          60,010,776
Real Estate Equity Fund Class NAV                                 2,032,511          25,182,817
Real Return Bond Fund Class NAV                                   3,610,623          47,985,186
Spectrum Income Fund Class NAV                                   12,529,806         132,314,755
Strategic Bond Fund Class NAV                                     1,975,015          23,858,184
Strategic Income Fund Class NAV                                   3,564,707          35,896,597
Total Return Fund Class NAV                                      13,718,429         192,606,741
U.S. Government Securities Fund Class NAV                         9,622,869         132,314,448
U.S. High Yield Bond Fund Class NAV                               1,789,534          23,818,700
U.S. Multi Sector Fund Class NAV                                  2,171,652          23,931,608
Value & Restructuring Fund Class NAV                              2,005,956          24,231,953
                                                                              -----------------
                                                                                  1,181,225,912

JOHN HANCOCK FUNDS III - 2.02%
International Core Fund Class NAV                                   581,200          24,288,340
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,140,579,468)                              $   1,205,514,252
                                                                              -----------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE PORTFOLIO)
   (COST $1,140,579,468) - 99.96%                                             $   1,205,514,252
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%                                           512,523
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   1,206,026,775
                                                                              =================

LIFESTYLE GROWTH PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 99.97%

JOHN HANCOCK FUNDS II - 93.90%
All Cap Core Fund Class NAV                                      15,278,990   $     162,415,661
All Cap Growth Fund Class NAV                                     4,538,704          80,289,672
All Cap Value Fund Class NAV                                      9,819,541         162,611,595
Blue Chip Growth Fund Class NAV                                  17,046,072         327,114,118
Capital Appreciation Fund Class NAV                              31,882,468         327,114,125
Core Equity Fund Class NAV                                       15,707,010         249,584,383
Equity-Income Fund Class NAV                                     12,507,154         244,765,002
Fundamental Value Fund Class NAV                                 19,264,675         327,114,182
Global Bond Fund Class NAV                                       10,829,277         165,363,065
Global Real Estate Fund Class NAV                                 7,221,545          84,347,642
High Income Fund Class NAV                                        7,591,738          82,598,105
High Yield Fund Class NAV                                        39,510,611         408,934,820
International Equity Index Fund Class NAV                         8,077,781         165,190,631
International Opportunities Fund Class NAV                       18,889,588         329,056,623
International Small Cap Fund Class NAV                            7,187,506         165,384,506
International Small Company Fund Class NAV                       16,437,221         168,317,143
International Value Fund Class NAV                               16,891,067         331,740,550
Large Cap Fund Class NAV                                          5,054,975          80,070,801
Large Cap Value Fund Class NAV                                    3,263,266          80,667,934
Mid Cap Core Fund Class NAV                                       6,590,092         121,719,002
Mid Cap Index Fund Class NAV                                     14,397,630         286,080,903
Mid Cap Stock Fund Class NAV                                      4,717,656          81,851,326
Mid Cap Value Equity Fund Class NAV                               7,775,832          81,335,204
Natural Resources Fund Class NAV                                  9,271,255         350,082,580
Quantitative Value Fund Class NAV                                13,784,847         246,059,517
Real Estate Equity Fund Class NAV                                 6,917,909          85,712,898
Real Return Bond Fund Class NAV                                  18,473,114         245,507,686
Small Cap Fund Class NAV                                          5,348,404          82,793,296
Small Cap Index Fund Class NAV                                    4,722,576          82,314,500
Small Cap Opportunities Fund Class NAV                            6,348,995         159,994,685
Small Company Growth Fund Class NAV                               6,743,050          82,400,076
Small Company Value Fund Class NAV                                3,178,461          81,591,102
Special Value Fund Class NAV                                      3,692,192          80,452,861
Spectrum Income Fund Class NAV                                   15,373,488         162,344,030
Strategic Bond Fund Class NAV                                     6,666,731          80,534,106
Strategic Income Fund Class NAV                                   8,017,292          80,734,133
Total Return Fund Class NAV                                      23,299,352         327,122,904
U.S. Global Leaders Growth Fund Class NAV                        18,198,113         244,764,624
U.S. High Yield Bond Fund Class NAV                               6,022,143          80,154,724
U.S. Multi Sector Fund Class NAV                                 52,101,815         574,161,996
Value & Restructuring Fund Class NAV                              6,750,407          81,544,913
Vista Fund Class NAV                                              7,101,077          81,875,417
                                                                              -----------------
                                                                                  7,723,813,041

JOHN HANCOCK FUNDS III - 6.07%
International Core Fund Class NAV                                11,955,826         499,633,974
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $7,366,748,466)                              $   8,223,447,015
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (LIFESTYLE GROWTH PORTFOLIO)
   (COST $7,366,748,466) - 99.97%                                             $   8,223,447,015
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%                                         2,590,537
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   8,226,037,552
                                                                              =================

LIFESTYLE MODERATE PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 99.98%

JOHN HANCOCK FUNDS II - 94.94%
Active Bond Fund Class NAV                                       16,735,085   $     163,334,433
Blue Chip Growth Fund Class NAV                                   5,329,165         102,266,686
Core Bond Fund Class NAV                                          3,172,353          40,257,157
Core Equity Fund Class NAV                                        5,195,636          82,558,663
Equity-Income Fund Class NAV                                      2,080,062          40,706,820
Fundamental Value Fund Class NAV                                  4,819,353          81,832,617
Global Bond Fund Class NAV                                        8,128,079         124,115,768
Global Real Estate Fund Class NAV                                 3,615,562          42,229,760
High Income Fund Class NAV                                        5,748,785          62,546,778
High Yield Fund Class NAV                                        11,816,152         122,297,176
International Equity Index Fund Class NAV                         2,043,786          41,795,417
International Opportunities Fund Class NAV                        1,181,655          20,584,434
International Value Fund Class NAV                                3,174,311          62,343,463
Investment Quality Bond Fund Class NAV                            3,374,848          40,295,687
Real Estate Equity Fund Class NAV                                 3,460,596          42,876,789
Real Return Bond Fund Class NAV                                   6,117,715          81,304,436
Small Cap Fund Class NAV                                          1,352,707          20,939,911
Small Company Fund Class NAV                                      2,468,155          41,020,731
Small Company Value Fund Class NAV                                  820,782          21,069,461
Spectrum Income Fund Class NAV                                   15,449,666         163,148,469
Strategic Bond Fund Class NAV                                     3,335,615          40,294,224
Strategic Income Fund Class NAV                                   4,000,132          40,281,331
Total Return Fund Class NAV                                      17,484,605         245,483,854
U.S. Government Securities Fund Class NAV                         2,927,273          40,250,007
U.S. High Yield Bond Fund Class NAV                               4,561,194          60,709,489
U.S. Multi Sector Fund Class NAV                                  7,409,084          81,648,108
Value & Restructuring Fund Class NAV                              3,461,148          41,810,670
                                                                              -----------------
                                                                                  1,948,002,339

JOHN HANCOCK FUNDS III - 5.04%
International Core Fund Class NAV                                 2,472,479         103,324,911
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,903,440,168)                              $   2,051,327,250
                                                                              -----------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE PORTFOLIO)
   (COST $1,903,440,168) - 99.98%                                             $   2,051,327,250
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%                                           423,843
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $   2,051,751,093
                                                                              =================

LIFECYCLE 2010 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 98.53%
Blue Chip Growth Fund Class NAV                                       1,067   $          20,469
Capital Appreciation Fund Class NAV                                   1,991              20,423

LIFECYCLE 2010 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Core Equity Fund Class NAV                                              648   $          10,292
Fundamental Value Fund Class NAV                                      1,204              20,445
Global Real Estate Fund Class NAV                                     2,694              31,471
High Income Fund Class NAV                                            3,839              41,766
High Yield Fund Class NAV                                             7,866              81,415
Index 500 Portfolio Class NAV                                        20,004             203,839
International Equity Index Fund Class NAV                             3,283              67,144
International Opportunities Fund Class NAV                              591              10,302
International Small Cap Fund Class NAV                                  454              10,454
International Small Company Fund Class NAV                            1,029              10,535
International Value Fund Class NAV                                      529              10,392
Investment Quality Bond Fund Class NAV                                1,704              20,345
Large Cap Value Fund Class NAV                                          830              20,516
Mid Cap Index Fund Class NAV                                          1,037              20,602
Natural Resources Fund Class NAV                                      1,114              42,069
Real Estate Equity Fund Class NAV                                     3,417              42,335
Real Return Bond Fund Class NAV                                       3,820              50,771
Small Cap Index Fund Class NAV                                        1,179              20,557
Spectrum Income Fund Class NAV                                        2,891              30,525
Strategic Bond Fund Class NAV                                         3,381              40,848
Strategic Income Fund Class NAV                                       3,003              30,244
Total Bond Market Fund Class NAV                                      7,005              71,099
Total Return Fund Class NAV                                           1,447              20,311
U.S. High Yield Bond Fund Class NAV                                   3,051              40,613
Value & Restructuring Fund Class NAV                                  1,712              20,685
                                                                              -----------------
                                                                                      1,010,467

JOHN HANCOCK FUNDS III - 1.49%
International Core Fund Class NAV                                       366              15,308
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $999,969)                                    $       1,025,775
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2010 PORTFOLIO)
   (COST $999,969) - 100.02%                                                  $       1,025,775
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (197)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,025,578
                                                                              =================

LIFECYCLE 2015 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 98.03%
Blue Chip Growth Fund Class NAV                                       1,160   $         22,260
Capital Appreciation Fund Class NAV                                   2,165             22,213
Core Equity Fund Class NAV                                            1,407             22,360
Emerging Small Company Fund Class NAV                                   356             11,146
Fundamental Value Fund Class NAV                                      1,965             33,357
Global Real Estate Fund Class NAV                                     1,944             22,710
High Income Fund Class NAV                                            2,075             22,580
High Yield Fund Class NAV                                             9,602             99,376
Index 500 Portfolio Class NAV                                        23,934            243,888

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFECYCLE 2015 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
International Equity Index Fund Class NAV                             4,389   $          89,751
International Opportunities Fund Class NAV                              964              16,785
International Small Cap Fund Class NAV                                  492              11,328
International Small Company Fund Class NAV                            2,227              22,800
International Value Fund Class NAV                                      861              16,907
Large Cap Value Fund Class NAV                                          902              22,301
Mid Cap Index Fund Class NAV                                          1,689              33,553
Mid Cap Stock Fund Class NAV                                            650              11,286
Natural Resources Fund Class NAV                                      1,509              56,963
Real Estate Equity Fund Class NAV                                     2,562              31,749
Real Return Bond Fund Class NAV                                       3,317              44,088
Small Cap Index Fund Class NAV                                        1,280              22,313
Small Company Value Fund Class NAV                                      435              11,178
Spectrum Income Fund Class NAV                                        2,091              22,081
Strategic Bond Fund Class NAV                                         2,750              33,224
Strategic Income Fund Class NAV                                       2,174              21,895
Total Bond Market Fund Class NAV                                      4,356              44,215
Total Return Fund Class NAV                                           1,570              22,043
U.S. High Yield Bond Fund Class NAV                                   1,656              22,044
Value & Restructuring Fund Class NAV                                  1,859              22,454
Value Fund Class NAV                                                  1,084              11,297
                                                                              -----------------
                                                                                      1,090,145

JOHN HANCOCK FUNDS III - 1.99%
International Core Fund Class NAV                                       530              22,138
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,084,466)                                  $       1,112,283
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2015 PORTFOLIO)
   (COST $1,084,466) - 100.02%                                                $       1,112,283
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (198)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,112,085
                                                                              =================

LIFECYCLE 2020 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 97.52%
Blue Chip Growth Fund Class NAV                                       2,135   $          40,977
Capital Appreciation Fund Class NAV                                   2,659              27,285
Core Equity Fund Class NAV                                            1,723              27,386
Emerging Small Company Fund Class NAV                                   656              20,522
Fundamental Value Fund Class NAV                                      2,407              40,868
Global Real Estate Fund Class NAV                                     1,202              14,041
High Income Fund Class NAV                                            2,545              27,689
High Yield Fund Class NAV                                             6,535              67,636
Index 500 Portfolio Class NAV                                        30,702             312,851
International Equity Index Fund Class NAV                             7,103             145,253
International Opportunities Fund Class NAV                            1,579              27,504
International Small Cap Fund Class NAV                                1,212              27,882
International Small Company Fund Class NAV                            2,745              28,108

LIFECYCLE 2020 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
International Value Fund Class NAV                                    1,407   $          27,634
Large Cap Value Fund Class NAV                                        1,660              41,025
Mid Cap Index Fund Class NAV                                          3,456              68,677
Mid Cap Stock Fund Class NAV                                          1,196              20,759
Natural Resources Fund Class NAV                                      1,868              70,527
Real Estate Equity Fund Class NAV                                       856              10,605
Real Return Bond Fund Class NAV                                       3,053              40,570
Small Cap Index Fund Class NAV                                        3,140              54,729
Small Company Value Fund Class NAV                                      802              20,585
Spectrum Income Fund Class NAV                                        1,282              13,540
Strategic Bond Fund Class NAV                                         2,248              27,158
Strategic Income Fund Class NAV                                       1,336              13,449
Total Bond Market Fund Class NAV                                      1,336              13,559
Total Return Fund Class NAV                                           1,926              27,037
U.S. High Yield Bond Fund Class NAV                                   2,028              26,997
Value & Restructuring Fund Class NAV                                  2,280              27,540
Value Fund Class NAV                                                  1,988              20,713
                                                                              -----------------
                                                                                      1,333,106

JOHN HANCOCK FUNDS III - 2.50%
International Core Fund Class NAV                                       815              34,077
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,333,385)                                  $       1,367,183
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2020 PORTFOLIO)
   (COST $1,333,385) - 100.02%                                                $       1,367,183
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (207)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,366,976
                                                                              =================

LIFECYCLE 2025 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 97.04%
Blue Chip Growth Fund Class NAV                                       1,696   $          32,541
Capital Appreciation Fund Class NAV                                   2,110              21,645
Core Equity Fund Class NAV                                            2,058              32,695
Emerging Small Company Fund Class NAV                                   694              21,723
Fundamental Value Fund Class NAV                                      1,915              32,509
High Income Fund Class NAV                                            1,016              11,057
High Yield Fund Class NAV                                             3,127              32,367
Index 500 Portfolio Class NAV                                        22,277             227,005
International Equity Index Fund Class NAV                             5,884             120,335
International Opportunities Fund Class NAV                            1,878              32,722
International Small Cap Fund Class NAV                                  960              22,086
International Small Company Fund Class NAV                            3,262              33,405
International Value Fund Class NAV                                    1,678              32,965
Large Cap Value Fund Class NAV                                        1,319              32,602
Mid Cap Index Fund Class NAV                                          3,292              65,420
Mid Cap Stock Fund Class NAV                                          1,581              27,435
Natural Resources Fund Class NAV                                      1,476              55,718

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFECYCLE 2025 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Real Estate Equity Fund Class NAV                                       856   $          10,605
Real Return Bond Fund Class NAV                                       1,620              21,531
Small Cap Index Fund Class NAV                                        3,739              65,167
Small Company Value Fund Class NAV                                      849              21,788
Strategic Bond Fund Class NAV                                           895              10,813
Strategic Income Fund Class NAV                                       1,061              10,688
Total Bond Market Fund Class NAV                                      1,061              10,764
Total Return Fund Class NAV                                             766              10,760
U.S. High Yield Bond Fund Class NAV                                     808              10,760
Value & Restructuring Fund Class NAV                                  1,812              21,885
Value Fund Class NAV                                                  2,640              27,514
                                                                              -----------------
                                                                                      1,056,505

JOHN HANCOCK FUNDS III - 2.98%
International Core Fund Class NAV                                       777              32,459
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,059,436)                                  $       1,088,964
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2025 PORTFOLIO)
   (COST $1,059,436) - 100.02%                                                $       1,088,964
LIABILITIES IN EXCESS OF OTHER ASSETS -  (0.02)%                                           (198)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,088,766
                                                                              =================

LIFECYCLE 2030 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 96.04%
Blue Chip Growth Fund Class NAV                                       1,617   $          31,023
Capital Appreciation Fund Class NAV                                   2,513              25,787
Core Equity Fund Class NAV                                            1,962              31,177
Emerging Small Company Fund Class NAV                                   828              25,897
Fundamental Value Fund Class NAV                                      1,827              31,020
Index 500 Portfolio Class NAV                                        20,233             206,173
International Equity Index Fund Class NAV                             6,136             125,484
International Opportunities Fund Class NAV                            1,793              31,239
International Small Cap Fund Class NAV                                  918              21,124
International Small Company Fund Class NAV                            3,120              31,944
International Value Fund Class NAV                                    1,604              31,503
Large Cap Value Fund Class NAV                                        1,259              31,132
Mid Cap Index Fund Class NAV                                          3,665              72,831
Mid Cap Stock Fund Class NAV                                          1,811              31,422
Natural Resources Fund Class NAV                                      1,693              63,931
Real Estate Equity Fund Class NAV                                       856              10,605
Real Return Bond Fund Class NAV                                         774              10,290
Small Cap Index Fund Class NAV                                        3,567              62,173
Small Company Value Fund Class NAV                                    1,013              26,004
Strategic Bond Fund Class NAV                                           856              10,339
Total Bond Market Fund Class NAV                                      1,013              10,284
U.S. High Yield Bond Fund Class NAV                                   1,545              20,568
Value & Restructuring Fund Class NAV                                  2,163              26,126

LIFECYCLE 2030 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Value Fund Class NAV                                                  3,022   $          31,489
                                                                              -----------------
                                                                                        999,565

JOHN HANCOCK FUNDS III - 3.98%
International Core Fund Class NAV                                       990              41,369
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,011,071)                                  $       1,040,934
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2030 PORTFOLIO)
   (COST $1,011,071) - 100.02%                                                $       1,040,934
LIABILITIES IN EXCESS OF OTHER ASSETS -  (0.02)%                                           (198)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,040,736
                                                                              =================

LIFECYCLE 2035 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 96.05%
Blue Chip Growth Fund Class NAV                                       1,660   $          31,852
Capital Appreciation Fund Class NAV                                   3,098              31,782
Core Equity Fund Class NAV                                            2,014              32,005
Emerging Small Company Fund Class NAV                                 1,019              31,899
Fundamental Value Fund Class NAV                                      1,874              31,820
High Yield Fund Class NAV                                             1,021              10,565
Index 500 Portfolio Class NAV                                        19,722             200,965
International Equity Index Fund Class NAV                             6,282             128,471
International Opportunities Fund Class NAV                            2,145              37,371
International Small Cap Fund Class NAV                                1,410              32,443
International Small Company Fund Class NAV                            3,189              32,658
International Value Fund Class NAV                                    1,917              37,655
Large Cap Value Fund Class NAV                                        1,291              31,913
Mid Cap Index Fund Class NAV                                          3,760              74,703
Mid Cap Stock Fund Class NAV                                          2,169              37,635
Natural Resources Fund Class NAV                                      1,729              65,288
Small Cap Index Fund Class NAV                                        3,662              63,837
Small Company Value Fund Class NAV                                    1,246              31,997
Strategic Bond Fund Class NAV                                           877              10,596
Value & Restructuring Fund Class NAV                                  2,661              32,143
Value Fund Class NAV                                                  3,614              37,659
                                                                              -----------------
                                                                                      1,025,257

JOHN HANCOCK FUNDS III - 3.97%
International Core Fund Class NAV                                     1,014              42,363
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,037,225)                                  $       1,067,620
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2035 PORTFOLIO)
   (COST $1,037,225) - 100.02%                                                $       1,067,620
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (197)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,067,423
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFECYCLE 2040 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 96.05%
Blue Chip Growth Fund Class NAV                                       1,668   $          32,012
Capital Appreciation Fund Class NAV                                   3,113              31,943
Core Equity Fund Class NAV                                            2,024              32,166
Emerging Small Company Fund Class NAV                                 1,025              32,060
Fundamental Value Fund Class NAV                                      1,883              31,980
Index 500 Portfolio Class NAV                                        19,822             201,981
International Equity Index Fund Class NAV                             6,314             129,112
International Opportunities Fund Class NAV                            2,464              42,924
International Small Cap Fund Class NAV                                1,417              32,606
International Small Company Fund Class NAV                            3,205              32,823
International Value Fund Class NAV                                    2,202              43,242
Large Cap Value Fund Class NAV                                        1,297              32,073
Mid Cap Index Fund Class NAV                                          3,778              75,078
Mid Cap Stock Fund Class NAV                                          2,180              37,823
Natural Resources Fund Class NAV                                      1,738              65,608
Small Cap Index Fund Class NAV                                        4,294              74,840
Small Company Value Fund Class NAV                                    1,253              32,158
Value & Restructuring Fund Class NAV                                  2,674              32,303
Value Fund Class NAV                                                  3,634              37,867
                                                                              -----------------
                                                                                      1,030,599

JOHN HANCOCK FUNDS III - 3.97%
International Core Fund Class NAV                                     1,019              42,576
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,042,466)                                  $       1,073,175
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2040 PORTFOLIO)
   (COST $1,042,466) - 100.02%                                                $       1,073,175
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (197)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,072,978
                                                                              =================

LIFECYCLE 2045 PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS II - 96.06%
Blue Chip Growth Fund Class NAV                                       1,601   $          30,718
Capital Appreciation Fund Class NAV                                   2,987              30,649
Core Equity Fund Class NAV                                            1,943              30,879
Emerging Small Company Fund Class NAV                                   984              30,774
Fundamental Value Fund Class NAV                                      1,807              30,686
Index 500 Portfolio Class NAV                                        19,031             193,921
International Equity Index Fund Class NAV                             6,064             124,011
International Opportunities Fund Class NAV                            2,366              41,210
International Small Cap Fund Class NAV                                1,363              31,363
International Small Company Fund Class NAV                            3,086              31,601
International Value Fund Class NAV                                    2,116              41,560
Large Cap Value Fund Class NAV                                        1,245              30,785
Mid Cap Index Fund Class NAV                                          3,631              72,142
Mid Cap Stock Fund Class NAV                                          2,095              36,357
Natural Resources Fund Class NAV                                      1,672              63,146

LIFECYCLE 2045 PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)

JOHN HANCOCK FUNDS II (CONTINUED)
Small Cap Index Fund Class NAV                                        4,125   $          71,896
Small Company Value Fund Class NAV                                    1,204              30,899
Value & Restructuring Fund Class NAV                                  2,569              31,029
Value Fund Class NAV                                                  3,494              36,404
                                                                              -----------------
                                                                                        990,030

JOHN HANCOCK FUNDS III - 3.96%
International Core Fund Class NAV                                       978              40,860
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $1,000,266)                                  $       1,030,890
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE 2045 PORTFOLIO)
   (COST $1,000,266) - 100.02%                                                $       1,030,890
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                                            (198)
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       1,030,692
                                                                              =================

LIFECYCLE RETIREMENT PORTFOLIO

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
INVESTMENT COMPANIES - 89.08%

JOHN HANCOCK FUNDS II - 88.08%
Core Equity Fund Class NAV                                            9,715   $         154,372
Emerging Small Company Fund Class NAV                                 1,638              51,261
Fundamental Value Fund Class NAV                                      9,031             153,341
Global Bond Fund Class NAV                                           13,541             206,770
Global Real Estate Fund Class NAV                                    17,953             209,695
High Income Fund Class NAV                                           24,085             262,042
High Yield Fund Class NAV                                            24,582             254,425
Index 500 Portfolio Class NAV                                        45,000             458,550
International Equity Index Fund Class NAV                             5,053             103,335
International Small Cap Fund Class NAV                                2,272              52,272
International Small Company Fund Class NAV                           10,288             105,350
International Value Fund Class NAV                                    2,646              51,958
Investment Quality Bond Fund Class NAV                               12,777             152,555
Natural Resources Fund Class NAV                                      5,588             211,009
Real Estate Equity Fund Class NAV                                    17,050             211,253
Real Return Bond Fund Class NAV                                      38,182             507,443
Small Cap Index Fund Class NAV                                        8,839             154,066
Small Company Value Fund Class NAV                                    2,004              51,443
Spectrum Income Fund Class NAV                                       14,451             152,601
Strategic Bond Fund Class NAV                                        12,680             153,170
Strategic Income Fund Class NAV                                      15,000             151,050
Total Bond Market Fund Class NAV                                     30,000             304,500
Total Return Fund Class NAV                                          10,846             152,278
U.S. High Yield Bond Fund Class NAV                                  19,069             253,814
                                                                              -----------------
                                                                                      4,518,553

JOHN HANCOCK FUNDS III - 1.00%
International Core Fund Class NAV                                     1,221              51,026
                                                                              -----------------
TOTAL INVESTMENT COMPANIES (Cost $4,449,807)                                  $       4,569,579
                                                                              -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFECYCLE RETIREMENT PORTFOLIO (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                          -----------------   -----------------
SHORT TERM INVESTMENTS - 9.74%
Federal Home Loan Bank Discount Notes
   5.15% due 12/06/2006                                   $         500,000   $         499,642
                                                                              -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $499,642)                                                            $         499,642
                                                                              -----------------
TOTAL INVESTMENTS (LIFECYCLE RETIREMENT PORTFOLIO)
   (COST $4,949,449) - 98.82%                                                 $       5,069,221
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.18%                                            60,766
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                    $       5,129,987
                                                                              =================

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS   - Argentine Peso
AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
CHF   - Swiss Franc
COP   - Colombian Peso
CZK   - Czech Koruna
DKK   - Danish Krone
EUR   - European Currency
FIM   - Finnish Markka
FRF   - French Franc
DEM   - German Deutsche Mark
GBP   - British Pound
GRD   - Greek Drachma
HKD   - Hong Kong Dollar
HUF   - Hungarian Forint
IDR   - Indonesian Rupiah
ILS   - Israeli Shekel
INR   - Indian Rupee
ITL   - Italian Lira
IEP   - Irish Punt
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NLG   - Netherlands Guilder
NZD   - New Zealand Dollar
NOK   - Norwegian Krone
PHP   - Philippines Peso
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
THB   - Thai Baht
TRY   - Turkish Lira
TWD   - Taiwan Dollar
USD   - US Dollar
ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depositary Receipts
ADS   - American Depositary Shares
BKNT  - Bank Note
CDO   - Collateralized Debt Obligation
ESOP  - Employee Stock Ownership Program
EMTN  - European Medium Term Note
EWCO  - European Written Call Option
GDR   - Global Depositary Receipts
GMTN  - Global Medium Term Note
GTD   - Guaranteed
IO    - Interest Only (Carries notional principal amount)
MTN   - Medium Term Note
NIM   - Net Interest Margin
OTC   - Over The Counter
PCL   - Public Company Limited
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
SADR  - Sponsored American Depositary Receipts
SPDR  - Standard & Poor's Depositary Receipts
TBA   - To Be Announced
TIPS  - Treasury Inflation Protected Security

## Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on November 30, 2006

(f)  Term Loan

(g)  Restricted

**   Purchased on a forward commitment

*** At November 30, 2006, all or a portion of this security was pledged to cover forward commitments purchased.

**** At November 30, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT NOVEMBER 30, 2006:

                                                                                                  UNREALIZED
                                                            NUMBER OF              EXPIRATION    APPRECIATION
          FUND                     OPEN CONTRACTS           CONTRACTS   POSITION      DATE      (DEPRECIATION)
          ----            -------------------------------   ---------   --------   ----------   --------------
ALL CAP CORE              E-Mini Russell 2000 Index             176        Long     Dec 2006      $  982,652
                          Russell 2000 Index                      5        Long     Dec 2006         139,729
                          S&P 500 Index                          27        Long     Dec 2006         187,885
                                                                                                  ----------
                                                                                                  $1,310,266
                                                                                                  ----------
GLOBAL BOND               10 Year German Euro-BUND            1,164        Long     Dec 2006      $  439,977
                          10 Year German Euro-BUND              552        Long     Dec 2006         895,722
                          Eurodollar                             30        Long     Dec 2006           5,625
                          Eurodollar                             42        Long     Mar 2007           6,825
                          Eurodollar                            301        Long     Jun 2007         200,538
                          Eurodollar                            222        Long     Sep 2007         283,050
                          Eurodollar                            244        Long     Dec 2007         132,700
                          Eurodollar                            113        Long     Mar 2008          52,263
                          Eurodollar                              3        Long     Jun 2008           1,200
                          Eurodollar                             35        Long     Sep 2008          56,000
                          Eurodollar                             35        Long     Dec 2008          58,187
                          Eurodollar                             35        Long     Mar 2009          58,625
                          Eurodollar                             35        Long     Jun 2009          59,500
                          Japan 10 Year Government Bonds         41        Long     Dec 2006         305,556
                          Japan 10 Year Government Bonds         12        Long     Mar 2007           8,827
                          U.S. Treasury 5-Year Note           1,278        Long     Mar 2007         763,495
                          U.S. Treasury 10-Year Note            467        Long     Mar 2007         296,594
                          U.S. Treasury 30-Year Bonds            62        Long     Mar 2007          30,031
                          10 Year Euro-BUND                     110       Short     Dec 2006          12,114
                          10 Year Euro-BUND                     110       Short     Dec 2006          21,880
                                                                                                  ----------
                                                                                                  $3,688,709
                                                                                                  ----------
INTERNATIONAL EQUITY
INDEX                     All Share Index                         4        Long     Dec 2006      $   11,495
                          CAC 40 10 Euro Index                   10        Long     Dec 2006          21,447
                          DAX Index                               2        Long     Dec 2006          23,499
                          FTSE 100 Index                         14        Long     Dec 2006          34,356
                          Hang Seng Stock Index                   1        Long     Dec 2006          (1,835)
                          IBEX 35 Index                           2        Long     Dec 2006          (8,170)
                          MSCI Taiwan Stock Index                 6        Long     Dec 2006           2,876
                          OMX 30 Index                            9        Long     Dec 2006          (5,251)
                          S&P/Canada 60 Index                     3        Long     Dec 2006          36,228
                          SPI 200 Future                          3        Long     Dec 2006          23,917
                          TOPIX Index                            10        Long     Dec 2006         (17,349)
                                                                                                  ----------
                                                                                                  $  121,213
                                                                                                  ----------
INVESTMENT QUALITY BOND   U.S. Treasury 10-Year Note             30       Short     Mar 2007        ($10,153)
                                                                                                  ----------
                                                                                                    ($10,153)
                                                                                                  ----------
LARGE CAP                 S&P 500 Index                          15        Long     Dec 2006      $  273,750
                                                                                                  ----------
                                                                                                  $  273,750
                                                                                                  ----------
MID CAP INDEX             S&P Mid Cap 400 Index                  47        Long     Dec 2006      $  586,521
                                                                                                  ----------
                                                                                                  $  586,521
                                                                                                  ----------
REAL RETURN BOND          Eurodollar                            120        Long     Jun 2007        ($86,325)
                          Eurodollar                            390        Long     Sep 2007          40,412
                          Eurodollar                            333        Long     Dec 2007         173,462
                          Eurodollar                             41        Long     Sep 2008          44,588

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT NOVEMBER 30, 2006, CONTINUED
                          Eurodollar                             65        Long     Dec 2008          74,750
                          Eurodollar                             65        Long     Mar 2009          75,562
                          Eurodollar                             65        Long     Jun 2009          78,813
                          U.S. Treasury 5-Year Note              50        Long     Mar 2007          26,719
                          U.S. Treasury 10-Year Note            201        Long     Mar 2007         147,492
                          Eurodollar                             24       Short     Mar 2008          (8,250)
                          Eurodollar                             24       Short     Jun 2008         (10,200)
                          U.S. Treasury 30-Year Bonds            97       Short     Mar 2007         (96,117)
                                                                                                  ----------
                                                                                                  $  460,906
                                                                                                  ----------
SMALL CAP INDEX           Russell 2000 Index                     16        Long     Dec 2006      $  291,638
                                                                                                  ----------
                                                                                                  $  291,638
                                                                                                  ----------
SPECTRUM INCOME           10 Year German Euro-BUND               13        Long     Dec 2006      $   10,516
                          U.S. Treasury 5-Year Note              21        Long     Mar 2007           4,266
                          U.S. Treasury 10-Year Note             27        Long     Mar 2007           8,438
                          U.S. Treasury 30-Year Bonds            12        Long     Mar 2007           5,836
                          10 Year Mini Japan Government
                          Bond                                    8       Short     Dec 2006          (8,686)
                          Canada Government 10-Year Bonds        14       Short     Mar 2007          (1,961)
                          U.S. Treasury 10-Year Note             42       Short     Mar 2007         (11,437)
                          U.S. Treasury 30-Year Bonds             8       Short     Mar 2007          (3,935)
                                                                                                  ----------
                                                                                                  $    3,036
                                                                                                  ----------
STRATEGIC BOND            Eurodollar                             29        Long     Dec 2006      $    2,230
                          Eurodollar                             62        Long     Sep 2007          33,928
                          Euro Currency                         100        Long     Dec 2006         618,850
                          U.S. Treasury 5-Year Note             138        Long     Mar 2007          58,247
                          Eurodollar                              1       Short     Mar 2007            (168)
                          Eurodollar                             10       Short     Sep 2008          (9,612)
                          U.S. Treasury 5-Year Note              16       Short     Dec 2006          (2,580)
                          U.S. Treasury 10-Year Note             13       Short     Dec 2006         (14,487)
                          U.S. Treasury 10-Year Note             19       Short     Mar 2007          (7,517)
                          U.S. Treasury 30-Year Bonds           516       Short     Mar 2007        (577,931)
                                                                                                  ----------
                                                                                                  $  100,960
                                                                                                  ----------
TOTAL RETURN              Euribor                               188        Long     Jun 2007        ($13,144)
                          Euribor                               160        Long     Sep 2007          (6,051)
                          Euribor                                98        Long     Dec 2007           5,870
                          Euribor                                53        Long     Mar 2008          18,886
                          Euribor                                27        Long     Jun 2008           9,095
                          Eurodollar                          1,191        Long     Mar 2007        (813,438)
                          Eurodollar                          1,720        Long     Jun 2007        (209,163)
                          Eurodollar                          3,069        Long     Sep 2007       1,290,184
                          Eurodollar                          2,502        Long     Dec 2007       1,820,562
                          Eurodollar                            205        Long     Mar 2008          54,338
                          LIBOR                                  43        Long     Jun 2007         (10,584)
                          LIBOR                                  94        Long     Sep 2007          (8,983)
                          LIBOR                                 137        Long     Dec 2007          (8,817)
                          LIBOR                                  30        Long     Mar 2008          (5,762)
                          LIBOR                                  23        Long     Jun 2008          (4,275)
                          LIBOR                                  33        Long     Sep 2008          (5,611)
                          U.S. Treasury 10-Year Note            731        Long     Mar 2007         486,016
                          U.S. Treasury 30-Year Bonds           245       Short     Mar 2007        (227,774)
                                                                                                  ----------
                                                                                                  $2,371,349
                                                                                                  ----------
U.S. GOVERNMENT
SECURITIES                U.S. Treasury 2-Year Note              12        Long     Mar 2007      $    4,440
                          U.S. Treasury 5-Year Note             321        Long     Mar 2007         128,590

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT NOVEMBER 30, 2006, CONTINUED
                          U.S. Treasury 2-Year Note               1       Short     Dec 2006            (317)
                          U.S. Treasury 10-Year Note             21       Short     Mar 2007            (433)
                          U.S. Treasury 20-Year Bonds             7       Short     Mar 2007          (7,715)
                                                                                                  ----------
                                                                                                  $  132,280
                                                                                                  ----------
U.S. MULTI SECTOR         S&P 500 Index                          54        Long     Dec 2006      $  159,098
                                                                                                  ----------
                                                                                                  $  159,098
                                                                                                  ----------

AT NOVEMBER 30, 2006, THE VALUES OF SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL WERE AS FOLLOWS:

                                  VALUE OF          VALUE OF      VALUE OF SECURITIES
FUND                          SECURITIES LOAN   CASH COLLATERAL        COLLATERAL
----                          ---------------   ---------------   -------------------
Active Bond                     $ 47,882,430      $ 48,868,760             0
All Cap Core                      11,954,144        12,232,788             0
All Cap Growth                     8,006,708         8,220,588             0
All Cap Value                     32,027,201        32,834,873             0
Blue Chip Growth                  36,236,199        37,040,015             0
Capital Appreciation              21,678,021        22,171,474             0
Core Bond                         18,849,140        19,238,921             0
Emerging Growth                   44,440,757        45,600,214             0
Equity - Income                   59,959,581        61,559,840             0
Fundamental Value                 40,937,497        41,828,200             0
Global Bond                       11,919,010        12,160,406             0
Global Real Estate                33,494,603        34,972,371             0
High Income                       81,810,551        83,596,547             0
High Yield                       259,604,781       264,955,156             0
International Equity Index        63,601,233        66,716,784             0
International Opportunities       94,411,230        98,837,327             0
International Small Cap           60,280,031        63,715,027             0
International Small Company       45,419,924        47,839,232             0
International Value              132,999,027       139,799,686             0
Investment Quality Bond           28,861,105        29,445,273             0
Large Cap                         11,629,572        11,873,000             0
Large Cap Value                   31,814,450        32,616,550             0
Mid Cap Index                     89,089,975        91,200,906             0
Mid Cap Stock                     80,936,469        82,861,600             0
Mid Cap Value                     22,086,762        22,651,659             0
Mid Cap Value Equity              17,455,326        17,892,410             0
Natural Resources                 75,424,673        77,240,913             0
Quantitative Mid Cap              41,173,005        42,118,970             0

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL, CONTINUED:

                                  VALUE OF          VALUE OF      VALUE OF SECURITIES
FUND                          SECURITIES LOAN   CASH COLLATERAL        COLLATERAL
----                          ---------------   ---------------   -------------------
Quantitative Value                31,313,339        32,030,750             0
Real Estate Equity                54,244,944        55,464,665             0
Real Estate Securities            13,960,316        14,269,337             0
Real Return Bond                     709,363           723,625             0
Small Cap                         63,643,213        65,232,345             0
Small Cap Index                   34,749,950        35,725,291             0
Small Cap Opportunities           67,632,807        69,350,496             0
Small Company                     23,188,150        23,767,935             0
Small Company Growth              20,671,416        21,180,834             0
Small Company Value              105,441,825       108,049,910             0
Special Value                     34,509,083        35,395,129             0
Spectrum Income                   86,726,030        88,607,146             0
Strategic Bond                    47,295,322        48,265,806             0
Strategic Income                  68,628,223        70,007,777             0
Total Return                       3,580,142         3,659,160             0
U.S. Global Leaders Growth           785,310           802,211             0
U.S. Government Securities         2,033,702         2,074,744             0
U.S. High Yield Bond              45,480,889        46,417,855             0
U.S. Multi Sector                 85,021,773        87,130,152             0
Value & Restructuring             60,179,453        61,622,567             0
Vista                             15,387,795        15,746,939             0

WRITTEN OPTIONS AND INTEREST RATE SWAPS

     The following is a summary of open written options outstanding at November 30, 2006:

                                     NUMBER OF      PREMIUMS
                                     CONTRACTS      RECEIVED
                                   -------------   ----------
GLOBAL BOND
Outstanding, beginning of period   2,827,800,454   $2,493,828
   Options written                    75,300,280    1,097,470
   Options closed                     25,500,423      268,858
   Options expired                 2,600,000,311      152,186
Outstanding, end of period           277,600,000   $3,170,254

REAL RETURN BOND
Outstanding, beginning of period      41,000,000   $  331,920
   Options written                    53,400,366      276,207
   Options closed                             --           --
   Options expired                            --           --
Outstanding, end of period            94,400,366   $  608,127

STRATEGIC BOND
Outstanding, beginning of period             741   $  233,474
   Options written                         1,793    1,135,248

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                     NUMBER OF      PREMIUMS
                                     CONTRACTS      RECEIVED
                                   -------------   ----------
STRATEGIC BOND, CONTINUED
   Options closed                            696      242,320
   Options expired                           370      169,716
Outstanding, end of period                 1,468   $  956,686

STRATEGIC INCOME
Outstanding, beginning of period              --           --
   Options written                    14,500,000   $  118,537
   Options closed                             --           --
   Options expired                            --           --
Outstanding, end of period            14,500,000   $  118,537

TOTAL RETURN
Outstanding, beginning of period     277,001,554   $4,098,858
   Options written                    67,200,386      810,549
   Options closed                            931      439,143
   Options expired                           749      627,878
Outstanding, end of period           344,200,260   $3,842,386

The following is a summary of open written options outstanding at November 30, 2006:

                                                                      NUMBER OF    EXERCISE   EXPIRATION
FUND                      NAME OF ISSUER                              CONTRACTS      PRICE       DATE         VALUE
----                      ----------------------------------------   -----------   --------   ----------   -----------
GLOBAL BOND               CALLS
                          British Telecom Swap                         3,500,000    $  0.20    Jun 2008    $   (16,060)
                          Interest Rate Swap 3 Month USD LIBOR         7,800,000       4.85    Dec 2006        (24,453)
                          Interest Rate Swap 3 Month USD LIBOR        28,000,000       5.04    Mar 2007       (352,268)
                          Interest Rate Swap 3 Month USD LIBOR        12,000,000       5.04    Mar 2007       (150,972)
                          Interest Rate Swap 3 Month USD LIBOR         3,000,000       5.04    Mar 2007        (37,743)
                          Interest Rate Swap 3 Month USD LIBOR        81,600,000      5.315    May 2007     (1,971,520)
                          Interest Rate Swap 3 Month USD LIBOR        14,300,000       5.28    May 2007       (324,381)
                          Interest Rate Swap 3 Month USD LIBOR         4,800,000       5.25    May 2007       (147,643)
                          Interest Rate Swap 3 Month USD LIBOR         6,600,000       5.25    May 2007       (203,023)
                          Interest Rate Swap 3 Month USD LIBOR        35,500,000       5.30    May 2007       (844,474)
                          Interest Rate Swap 3 Month USD LIBOR        22,000,000       5.00    Jul 2007       (341,173)
                          Interest Rate Swap 3 Month USD LIBOR        22,700,000       5.15    Dec 2007       (524,611)
                          Interest Rate Swap 6 Month GBP LIBOR         8,600,000       4.85    Jun 2007       (134,043)
                          Interest Rate Swap 6 Month GBP LIBOR         3,600,000       4.85    Jun 2007        (56,923)
                          Interest Rate Swap 6 Month GBP LIBOR         4,600,000       4.85    Jun 2007        (69,123)
                          Interest Rate Swap 6 Month GBP LIBOR         7,000,000       4.85    Sep 2007       (146,650)
                          Interest Rate Swap 6 Month GBP LIBOR         3,000,000       4.85    Sep 2007        (62,850)
                          Interest Rate Swap 6 Month GBP LIBOR         9,000,000       4.85    Sep 2007       (188,550)
                                                                     -----------                           -----------
                                                                     277,600,000                           $(5,596,460)
                                                                     -----------                           -----------
REAL RETURN BOND          CALLS
                          Interest Rate Swap 3 Month USD LIBOR        14,000,000    $  5.30    Jan 2007    $  (403,785)
                          Interest Rate Swap 3 Month USD LIBOR        26,700,000       4.75    Feb 2007       (107,165)
                          Interest Rate Swap 3 Month USD LIBOR        11,000,000       5.34    Jun 2007       (283,461)
                          Interest Rate Swap 3 Month USD LIBOR         2,000,000      5.325    Jun 2007        (50,473)
                          U.S. Treasury Bond Futures                         183     115.00    Feb 2007       (197,297)
                                                                     -----------                           -----------
                                                                      53,700,183                           $(1,042,181)
                                                                     -----------                           -----------
                          PUTS
                          Interest Rate Swap 3 Month USD LIBOR         6,000,000    $  6.10    Jan 2007              -
                          Interest Rate Swap 3 Month USD LIBOR         8,000,000       5.90    Jan 2007    $        (1)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF    EXERCISE   EXPIRATION
FUND                      NAME OF ISSUER                              CONTRACTS      PRICE       DATE         VALUE
----                      ----------------------------------------   -----------   --------   ----------   -----------
REAL RETURN BOND          PUTS - CONTINUED
                          Interest Rate Swap 3 Month USD LIBOR        26,700,000    $  5.35    Feb 2007    $    (9,207)
                          U.S. Treasury Bond Futures                         183     110.00    Feb 2007        (28,594)
                                                                     -----------                           -----------
                                                                      40,700,183                           $   (37,802)
                                                                     -----------                           -----------
STRATEGIC BOND            CALLS
                          Eurodollar Futures                                  20    $ 94.75    Dec 2006    $      (125)
                          Eurodollar Futures                                  10     95.125    Mar 2007           (375)
                          Eurodollar Midcurve 1yr Futures                     31      95.50    Dec 2006         (2,325)
                          Japanese Yen Futures                               358      88.00    Mar 2007       (537,000)
                          U.S. Treasury 10-Year Note Futures                 325     110.00    Feb 2007       (177,734)
                          U.S. Treasury 10-Year Note Futures                 125     106.00    Feb 2007       (121,094)
                          U.S. Treasury 10-Year Note Futures                  41     111.00    Feb 2007        (11,531)
                          U.S. Treasury 30-Year Bond Futures                  51     115.00    Feb 2007        (54,984)
                          U.S. Treasury 30-Year Bond Futures                  55     114.00    Feb 2007        (85,078)
                                                                     -----------                           -----------
                                                                           1,016                           $  (990,246)
                                                                     -----------                           -----------
                          PUTS
                          Eurodollar Futures                                  10    $ 94.50    Dec 2006    $       (63)
                          Eurodollar Futures                                  23      94.50    Mar 2007           (288)
                          Eurodollar Futures                                  87     94.625    Mar 2007         (3,263)
                          Eurodollar Midcurve 1yr Futures                     42      95.00    Dec 2006           (525)
                          U.S. Treasury 10-Year Note Futures                  26     104.00    Feb 2007           (406)
                          U.S. Treasury 10-Year Note Futures                  56     107.00    Feb 2007        (10,500)
                          U.S. Treasury 10-Year Note Futures                 115     106.00    Feb 2007         (8,984)
                          U.S. Treasury 30-Year Bond Futures                  12     112.00    Feb 2007         (5,813)
                          U.S. Treasury 30-Year Bond Futures                  81     109.00    Feb 2007         (7,594)
                                                                     -----------                           -----------
                                                                             452                           $   (37,436)
                                                                     -----------                           -----------
STRATEGIC INCOME          PUTS
                          Canadian Dollar Call/U.S. Dollar Put        14,500,000    $ 1.125    Dec 2006    $   (31,900)

TOTAL RETURN              CALLS
                          Interest Rate Swap 3 Month USD LIBOR        12,000,000    $  4.85    Dec 2006    $   (37,620)
                          Interest Rate Swap 3 Month USD LIBOR        11,900,000       5.24    Feb 2007       (222,312)
                          Interest Rate Swap 3 Month USD LIBOR        13,000,000       5.04    Mar 2007       (163,553)
                          Interest Rate Swap 3 Month USD LIBOR         7,000,000       5.04    Mar 2007        (88,067)
                          Interest Rate Swap 3 Month USD LIBOR        26,800,000      5.315    May 2007       (647,509)
                          Interest Rate Swap 3 Month USD LIBOR        22,000,000       5.30    May 2007       (523,336)
                          Interest Rate Swap 3 Month USD LIBOR        23,000,000       5.34    Jun 2007       (592,692)
                          Interest Rate Swap 3 Month USD LIBOR        23,000,000       5.60    Jun 2007       (824,187)
                          Interest Rate Swap 3 Month USD LIBOR         4,000,000      5.325    Jun 2007       (100,946)
                          Interest Rate Swap 3 Month USD LIBOR        62,000,000       5.37    Jul 2007     (1,694,076)
                          Interest Rate Swap 3 Month USD LIBOR        36,300,000       5.50    Jul 2007     (1,451,169)
                          Interest Rate Swap 3 Month USD LIBOR        12,900,000       4.95    Jul 2007       (182,546)
                          Interest Rate Swap 3 Month USD LIBOR        32,000,000       5.00    Jul 2007       (496,252)
                          Interest Rate Swap 3 Month USD LIBOR        18,000,000       5.01    Oct 2007       (330,706)
                          Interest Rate Swap 6 Month GBP LIBOR           900,000       4.85    Jun 2007        (14,028)
                          Interest Rate Swap 6 Month GBP LIBOR         2,000,000       4.85    Jun 2007        (31,173)
                          Interest Rate Swap 6 Month GBP LIBOR         1,400,000       4.85    Jun 2007        (21,821)
                          Interest Rate Swap 6 Month USD EURIBOR      14,000,000       4.10    Jul 2007       (277,583)
                          Interest Rate Swap 6 Month USD EURIBOR       9,000,000       4.23    Jul 2007       (221,490)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF    EXERCISE   EXPIRATION
FUND                      NAME OF ISSUER                              CONTRACTS      PRICE       DATE         VALUE
----                      ----------------------------------------   -----------   --------   ----------   -----------
TOTAL RETURN BOND         CALLS - CONTINUED
                          Interest Rate Swap 6 Month USD EURIBOR       9,000,000    $  4.10    Jul 2007    $  (178,446)
                          Interest Rate Swap 6 Month USD EURIBOR       4,000,000       4.10    Jul 2007        (79,309)
                          U.S. Treasury Bond Futures                          92     116.00    Feb 2007        (66,125)
                                                                     -----------                           -----------
                                                                     344,200,092                           $(8,244,946)
                                                                     -----------                           -----------
                          PUTS
                          Chicago Mercantile Exchange Euro Futures            40    $ 95.25    Mar 2007    $   (44,500)
                          Eurodollar Futures                                  36      94.75    Mar 2007         (5,850)
                          U.S. Treasury Bond Futures                          92        110    Feb 2007        (14,375)
                                                                     -----------                           -----------
                                                                             168                           $   (64,725)
                                                                     -----------                           -----------

The Following is a summary of open interest rate swap contracts outstanding in Global Bond Fund, Real Return Bond Fund and Total Return Bond Fund as of November 30, 2006:

                   NOTIONAL                   PAYMENTS MADE      PAYMENTS RECEIVED    TERMINATION    APPRECIATION
FUND                AMOUNT       CURRENCY        BY FUND              BY FUND             DATE      (DEPRECIATION)
----           ---------------   --------   -----------------   -------------------   -----------   --------------
Global Bond
                                             6 Month LIBOR -
               $    18,200,000      AUD             BBBA-BBSW           Fixed 6.00%     Dec 2011        ($165,776)
                                                                    6 Month LIBOR -
                    10,500,000      AUD           Fixed 6.00%             BBBA-BBSW     Dec 2016           51,167
                     1,500,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2011          (14,196)
                    14,600,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2011         (138,171)
                    27,600,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2011         (261,200)
                    19,800,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2014         (220,081)
                    14,400,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2014         (160,059)
                    13,400,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2014         (148,944)
                    25,300,000      EUR           Fixed 4.00%       6 Month EURIBOR     Dec 2014         (281,215)
                    11,100,000      EUR       6 Month EURIBOR           Fixed 6.00%     Jun 2034        2,724,702
                     1,000,000      EUR       6 Month EURIBOR           Fixed 6.00%     Jun 2034          245,469
                       500,000      EUR       6 Month EURIBOR           Fixed 6.00%     Jun 2034          122,734
                    17,600,000      GBP         6 Month LIBOR           Fixed 5.00%     Jun 2009         (175,180)
                     6,600,000      GBP         6 Month LIBOR           Fixed 5.00%     Sep 2010          (98,493)
                     5,300,000      GBP     6 Month LIBOR-BBA           Fixed 5.00%     Sep 2010          (79,093)
                     7,500,000      GBP     6 Month LIBOR-BBA           Fixed 5.00%     Sep 2010         (111,924)
                     9,400,000      GBP     6 Month LIBOR-BBA           Fixed 5.00%     Sep 2010         (140,278)
                     2,700,000      GBP         6 Month LIBOR           Fixed 5.00%     Sep 2015           17,464
                     2,700,000      GBP         6 Month LIBOR           Fixed 5.00%     Sep 2015           17,265
                     2,200,000      GBP         6 Month LIBOR           Fixed 5.00%     Sep 2015           14,068
                     3,500,000      GBP     6 Month LIBOR-BBA           Fixed 5.00%     Sep 2015           22,381
                     1,100,000      GBP     6 Month LIBOR-BBA           Fixed 5.00%     Sep 2015            7,034
                       600,000      GBP         6 Month LIBOR           Fixed 5.00%     Sep 2015            3,837
                    12,700,000      GBP           Fixed 4.50%   6 Month LIBOR - BBA     Sep 2017          (47,217)
                     5,200,000      GBP           Fixed 4.00%   6 Month LIBOR - BBA     Dec 2035          (91,034)
                       700,000      GBP           Fixed 4.00%   6 Month LIBOR - BBA     Dec 2035          (12,268)
                     1,100,000      GBP           Fixed 4.00%         6 Month LIBOR     Dec 2035          (19,257)
                     2,300,000      GBP           Fixed 4.10%         6 Month LIBOR     Jun 2036          189,877
                   580,000,000      HUF           Fixed 7.54%         6 Month BUBOR     Sep 2016         (115,528)
                    90,000,000      HUF           Fixed 7.54%         6 Month LIBOR     Sep 2016          (17,927)
                   202,000,000      HUF           Fixed 7.72%         6 Month BUBOR     Oct 2016          (62,049)
                   175,000,000      HUF           Fixed 7.72%         6 Month BUBOR     Oct 2016          (45,192)
                    39,000,000      HUF           Fixed 7.72%         6 Month BUBOR     Oct 2016          (10,071)
                23,400,000,000      JPY         6 Month LIBOR           Fixed 1.00%     Mar 2008          232,522
                 2,700,000,000      JPY         6 Month LIBOR           Fixed 1.00%     Sep 2008          (15,685)
                 5,900,000,000      JPY           Fixed 1.50%         6 Month LIBOR     Dec 2010         (536,228)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, REAL RETURN AND TOTAL RETURN BOND, CONTINUED:

                   NOTIONAL                   PAYMENTS MADE      PAYMENTS RECEIVED    TERMINATION    APPRECIATION
FUND                AMOUNT       CURRENCY        BY FUND              BY FUND             DATE      (DEPRECIATION)
----           ---------------   --------   -----------------   -------------------   -----------   --------------
Global
Bond,
continued
                 4,100,000,000      JPY           Fixed 2.00%         6 Month LIBOR     Dec 2013       (1,094,242)
                 1,300,000,000      JPY           Fixed 1.98%         6 Month LIBOR     Sep 2016         (197,319)
                    11,000,000      MXN                  TIIE           Fixed 8.72%     Sep 2016           35,450
                    22,000,000      MXN                  TIIE           Fixed 8.72%     Sep 2016           70,814
                    27,000,000      MXN                  TIIE           Fixed 8.90%     Sep 2016          117,306
                     9,000,000      MXN                  TIIE           Fixed 8.84%     Sep 2016           35,768
                     2,000,000      MXN                  TIIE           Fixed 8.84%     Sep 2016            7,948
                    30,600,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2011         (210,846)
                    62,300,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2011         (429,272)
                     3,800,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2011           26,237
                    18,800,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2013         (135,918)
                     1,300,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2013           (9,388)
                     1,500,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2013          (10,833)
                    25,000,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2016         (132,125)
                    20,300,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2016         (107,286)
                       800,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2021           (1,316)
                       900,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2021           (1,480)
                     2,300,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          (23,360)
                     5,100,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          (51,758)
                     5,100,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          (51,799)
                    13,100,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036         (133,051)
                                                                                                     ------------
                                                                                                      ($1,615,015)
                                                                                                     ------------
Real Return
               $     2,200,000      EUR              FRCPXTOB           Fixed 2.04%     Feb 2011     $     24,261
                     2,700,000      EUR              FRCPXTOB         Fixed 2.0275%     Oct 2011                0
                     2,300,000      EUR              FRCPXTOB          Fixed 2.095%     Oct 2011           31,091
                     5,500,000      EUR              FRCPXTOB         Fixed 2.1375%     Jan 2016           33,006
                     1,500,000      EUR              FRCPXTOB         Fixed 2.3525%     Oct 2016            5,351
                     1,600,000      EUR              FRCPXTOB           Fixed 2.35%     Oct 2016            4,209
                     1,600,000      EUR          Fixed 2.275%               CPTFEMU     Oct 2016              649
                    11,800,000      GBP       6 Month EURIBOR           Fixed 5.00%     Jun 2009         (117,450)
                     1,500,000      GBP           Fixed 4.25%       6 Month EURIBOR     Jun 2036           52,330
                    10,000,000      MXN                  TIIE           Fixed 8.72%     Sep 2016           32,373
                     2,300,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2008            2,757
                     2,400,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2008            2,877
                   126,000,000      USD         3 Month LIBOR           Fixed 5.00%     Jun 2009          396,119
                     3,100,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2013          (22,387)
                     1,400,000      USD            Fixed 5.0%         3 Month LIBOR     Dec 2016           (7,399)
                     6,700,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2021           11,017
                     7,100,000      USD           Fixed 5.00%         3 Month LIBOR     Dec 2026           52,003
                    11,500,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          116,801
                     6,400,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036           65,002
                                                                                                     ------------
                                                                                                     $    682,610
                                                                                                     ------------
Total Return
               $     5,500,000      EUR       6 Month EURIBOR           Fixed 6.00%     Jun 2034     $  1,350,078
                       400,000      GBP           Fixed 4.00%   6 Month LIBOR - BBA     Dec 2035           (7,003)
                     1,200,000      GBP           Fixed 4.00%         6 Month LIBOR     Dec 2036          134,136
                     1,200,000      GBP           Fixed 4.00%         6 Month LIBOR     Dec 2036          134,136
                       600,000      GBP           Fixed 4.00%         6 Month LIBOR     Dec 2036           67,068
                   450,000,000      JPY         6 Month LIBOR           Fixed 2.00%     Dec 2016           65,920
                   675,000,000      JPY         6 Month LIBOR           Fixed 2.00%     Dec 2016           98,880

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, REAL RETURN AND TOTAL RETURN BOND, CONTINUED:

                   NOTIONAL                   PAYMENTS MADE      PAYMENTS RECEIVED    TERMINATION    APPRECIATION
FUND                AMOUNT       CURRENCY        BY FUND              BY FUND             DATE      (DEPRECIATION)
----           ---------------   --------   -----------------   -------------------   -----------   --------------
Total
Return
Bond,
continued
                     4,700,000      MXN                  TIIE           Fixed 8.17%     Nov 2016             (997)
                    20,400,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2008           24,451
                     1,300,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2035          (21,288)
                     3,400,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          (34,532)
                    24,400,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036         (247,821)
                     2,700,000      USD         3 Month LIBOR           Fixed 5.00%     Dec 2036          (27,423)
                                                                                                     ------------
                                                                                                     $  1,535,605
                                                                                                     ------------

The Following is a summary of open credit default swap contracts outstanding in Global Bond Fund, Real Return Bond Fund and Total Return Bond Fund as of November 30, 2006:

                                                                                           (PAY)/
                 DEFAULT                                       NOTIONAL      BUY/SELL     RECEIVED    TERMINATION   APPRECICATION
FUND              AMOUNT                 ISSUER                 AMOUNT      PROTECTION   FIXED RATE       DATE      (DEPRECIATION)
----           -----------   -----------------------------   ------------   ----------   ----------   -----------   --------------
Global Bond
               $10,000,000   Federative Republic of Brazil   $  4,100,000      Sell          1.38%      Aug 2011       $   58,596
                10,000,000   Federative Republic of Brazil      2,300,000       Buy         -2.18%      Aug 2016         ($75,982)
                10,000,000   Federative Republic of Brazil      2,000,000      Sell          1.37%      Aug 2011          $27,754
                10,000,000   Federative Republic of Brazil      1,100,000       Buy         -2.16%      Aug 2016         ($34,755)
                10,000,000   Federative Republic of Brazil      1,500,000       Buy        -2.135%      Aug 2016         ($44,692)
                10,000,000   Federative Republic of Brazil      2,700,000      Sell         1.345%      Aug 2011          $34,670
                10,000,000   Federative Republic of Brazil      4,000,000      Sell          1.34%      Aug 2011          $50,535
                10,000,000   Federative Republic of Brazil      2,200,000       Buy         -2.13%      Aug 2016         ($64,756)
                10,000,000   Federative Republic of Brazil      5,000,000      Sell          1.28%      Aug 2011          $50,733
                10,000,000   Federative Republic of Brazil      2,800,000       Buy         -2.06%      Aug 2016         ($68,302)
                10,000,000              DaimlerChrysler AG        300,000       Buy         -0.62%      Sep 2011            ($575)
                10,000,000   Boston Scientific Corporation        300,000       Buy         -0.62%      Jun 2014           $4,439
                10,000,000                  Autozone, Inc.        500,000       Buy         -0.68%      Dec 2012          ($3,146)
                10,000,000                  Morgan Stanley        600,000       Buy         -0.32%      Dec 2016           $1,412
                10,000,000                 CVS Corporation        700,000       Buy         -0.21%      Sep 2011          ($1,162)
                10,000,000           Dow Jones CDX.NA.IG.7      6,600,000       Buy         -0.65%      Dec 2016         ($52,186)
                10,000,000          Sealed Air Corporation        700,000       Buy         -0.50%      Sep 2013            ($162)
                10,000,000   Boston Scientific Corporation        700,000       Buy         -0.51%      Jun 2011           $1,489
                10,000,000           Dow Jones CDX.NA.IG.7      3,200,000       Buy         -0.65%      Dec 2016         ($25,314)
                10,000,000                  Gazprom SP HUS        400,000      Sell          0.00%      Feb 2007             $112
                10,000,000      Sabre Holdings Corporation        700,000       Buy         -0.93%      Sep 2011          ($1,087)
                10,000,000          Dow Jones CDX.NA.IG.7.     23,400,000       Buy         -0.65%      Dec 2016        ($185,021)
                10,000,000       Goldman Sachs Group, Inc.      1,300,000       Buy         -0.31%      Jun 2016           $2,716
                10,000,000          Johnson Controls, Inc.        600,000       Buy         -0.24%      Mar 2011            ($766)
                10,000,000                        GMAC LLC      1,700,000       Buy         -1.29%      Jun 2011         ($10,818)
                10,000,000   Federative Republic of Brazil      3,100,000      Sell          1.35%      Aug 2011       $   40,449
                10,000,000   Federative Republic of Brazil      1,700,000       Buy         -2.14%      Aug 2016         ($51,263)
                10,000,000            Softbank Corporation    165,000,000      Sell          2.30%      Sep 2007           $5,043
                10,000,000                     Ace Limited        300,000       Buy         -0.39%      Jun 2014          ($2,735)
                                Tate & Lyle Public Limited
                10,000,000                         Company        300,000       Buy         -0.51%      Dec 2014          ($2,972)
                10,000,000          Nisource Finance Corp.        200,000       Buy         -0.62%      Sep 2014          ($1,577)
                10,000,000               Loews Corporation        200,000       Buy         -0.33%      Mar 2016          ($1,460)
                10,000,000       CNA Financial Corporation        500,000       Buy         -0.44%      Sep 2011          ($3,483)
                10,000,000              H.J. Heinz Finance        600,000       Buy         -0.37%      Mar 2012           $2,002
                10,000,000       CNA Financial Corporation        600,000       Buy         -0.44%      Sep 2011          ($4,180)
                10,000,000                  XL Capital LTD        700,000       Buy         -0.31%      Mar 2012          ($3,242)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                                           (PAY)/
                 DEFAULT                                       NOTIONAL      BUY/SELL     RECEIVED    TERMINATION   APPRECICATION
FUND              AMOUNT                 ISSUER                 AMOUNT      PROTECTION   FIXED RATE       DATE      (DEPRECIATION)
----           -----------   -----------------------------   ------------   ----------   ----------   -----------   --------------
Global Bond,
continued
                                     Capital One Financial
                10,000,000                     Corporation   $    600,000       Buy         -0.35%      Sep 2011          ($3,113)
                10,000,000               D.R. Horton, Inc.        800,000       Buy         -0.89%      Jun 2011          ($6,013)
                             Nationwide Health Properties,
                10,000,000                            Inc.        600,000       Buy         -0.62%      Sep 2011            ($708)
                                                                                                                       ----------
                                                                                                                        ($369,520)
                                                                                                                       ----------

Real Return
               $10,000,000       Russian Federation SP HUS   $  1,000,000      Sell         0.28%       Nov 2007            ($169)
                                                                                                                       ----------
                                                                                                                            ($169)
                                                                                                                       ----------
Total Return
               $10,000,000   Federative Republic of Brazil       $900,000      Sell         1.66%       Mar 2013       $   16,890
                10,000,000            Softbank Corporation     92,000,000      Sell         2.30%       Sep 2007            2,812
                                 General Motors Acceptance
                10,000,000                     Corporation      4,600,000      Sell         2.10%       Dec 2006            5,372
                10,000,000   Federative Republic of Brazil      6,100,000      Sell         0.24%       Nov 2007              285
                10,000,000                      Gazprom SP      8,700,000      Sell         0.42%       Nov 2007             (125)
                10,000,000   Federative Republic of Brazil     10,300,000      Sell         1.12%       Nov 2011           12,683
                                                                                                                       ----------
                                                                                                                       $   37,917
                                                                                                                       ----------

+ If the fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBA - British Bankers Association
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Rate
CBK - Canada Bankers Acceptance
FRCPXTOB - French CPI Ex Tobacco
CPTFEMU - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA
TIIE - Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD Australian Dollar
CAD Canadian Dollar
EUR European Currency
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
MXN Mexican Peso
USD US Dollar

The Funds had the following forward volatility contracts open on November 30, 2006:

                                                    NOTIONAL           TERMINATION   APPRECICATION
FUND                        ISSUER                   AMOUNT     TYPE       DATE      (DEPRECIATION)
----          ---------------------------------   -----------   ----   -----------   --------------
Global Bond
              FXV Lock 8.75% - USD- JPY1 Yr BOA   $10,500,000   Buy      Jan 2007         ($85,575)
              FXV Lock 8.80% - USD- JPY1 Yr BOA    17,900,000   Buy      Feb 2007         (165,575)
              FXV Lock 8.45% - USD- JPY1 Yr         5,300,000   Buy      Mar 2007          (25,652)
              FXV Lock 8.5% - USD- JPY1 Yr         11,000,000   Buy      Mar 2007          (57,420)
                                                                                         ---------
                                                                                         ($334,222)
                                                                                         ---------

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                    NOTIONAL           TERMINATION   APPRECICATION
FUND                        ISSUER                   AMOUNT     TYPE       DATE      (DEPRECIATION)
----          ---------------------------------   -----------   ----   -----------   --------------
Real Return
              FXV Lock 8.55% - USD- JPY1 Yr       $13,200,000   Buy      Mar 2007         ($73,788)
              FXV Lock 8.5% - USD- JPY1 Yr          1,800,000   Buy      Mar 2007           (9,396)
                                                                                          --------
                                                                                          ($83,184)
                                                                                          --------

At November 30, 2006, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows;

                                                NET TAX BASIS
                                                APPRECIATION/     TAX BASIS      TAX BASIS
PORTFOLIO NAME                TAX BASIS COST   (DEPRECIATION)   APPRECIATION    DEPRECIATION
--------------                --------------   --------------   ------------   -------------
Absolute Return               $    5,044,563    $    413,904    $    413,904   $          --
Active Bond                      573,986,201       6,178,655       6,923,712        (745,057)
All Cap Core                     307,787,527      18,061,387     313,616,127    (295,554,741)
All Cap Growth                   158,741,696      20,371,459      21,565,410      (1,193,950)
All Cap Value                    205,290,452      25,962,155      26,391,236        (429,081)
Blue Chip Growth               1,269,652,732     167,883,381     190,476,064     (22,592,683)
Capital Appreciation             478,951,284      51,642,311      59,981,751      (8,339,440)
Core Bond                        220,078,045       2,868,690       3,113,710        (245,020)
Core Equity                      587,618,771      73,004,091      89,209,458     (16,205,367)
Emerging Growth                  228,245,747         706,982      15,436,867     (14,729,885)
Emerging Small Company            52,314,174       1,395,447       3,862,059      (2,466,612)
Equity Income                    748,415,388     105,471,021     108,199,910      (2,728,888)
Fundamental Value                794,706,001      95,179,843     106,828,504     (11,648,661)
Global Bond                      778,573,277      16,132,497      17,264,001      (1,131,504)
Global Real Estate               374,183,315      56,524,388      57,275,293        (750,906)
High Income                      382,872,849      22,606,091      25,616,497      (3,010,407)
High Yield Fund                1,553,700,775      22,604,036      36,769,384     (14,165,349)
Index 500 Fund                    27,213,632         451,134         762,503        (311,369)
International Equity Index       362,305,410      52,417,812      56,311,216      (3,893,404)
International Opportunities      623,952,184     102,943,225     106,181,149      (3,237,924)
International Small Cap          432,737,217      61,766,234      82,243,594     (20,477,360)
International Small Company      287,578,880      14,683,981      28,805,808     (14,121,827)
International Value            1,049,164,200     181,623,630     184,150,232      (2,526,602)
Investment Quality Bond          123,793,516       1,512,727       2,104,976        (592,248)
Large Cap                        203,487,136      21,283,737      23,498,072      (2,214,335)
Large Cap Value                  376,666,233      42,617,569      44,941,888      (2,324,320)
Lifecycle 2010 Portfolio             999,969          25,806          25,806              --
Lifecycle 2015 Portfolio           1,084,466          27,817          27,817              --
Lifecycle 2020 Portfolio           1,333,385          33,798          33,798              --
Lifecycle 2025 Portfolio           1,059,436          29,528          29,528              --
Lifecycle 2030 Portfolio           1,011,071          29,863          29,863              --
Lifecycle 2035 Portfolio           1,037,225          30,395          30,395              --
Lifecycle 2040 Portfolio           1,042,466          30,709          30,709              --
Lifecycle 2045 Portfolio           1,000,266          30,624          30,624              --
Lifecycle Retirement
   Portfolio                       4,949,449         119,772         119,772              --
Lifestyle Aggressive           2,462,794,196     360,018,275     360,205,676        (187,401)
Lifestyle Balanced             7,015,558,499     716,424,845     717,010,102        (585,256)
Lifestyle Conservative         1,140,579,468      64,934,784      65,057,325        (122,541)
Lifestyle Growth               7,366,748,466     856,698,549     856,933,919        (235,370)
Lifestyle Moderate             1,903,440,168     147,887,082     148,058,245        (171,162)
Mid Cap Core                     163,336,000              --              --              --
Mid Cap Index                    436,347,207       9,688,184      15,766,774      (6,078,590)
Mid Cap Stock                    372,151,529      46,495,843      49,944,394      (3,448,552)
Mid Cap Value                    132,528,581      21,887,713      23,611,526      (1,723,812)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                NET TAX BASIS
                                                APPRECIATION/     TAX BASIS      TAX BASIS
PORTFOLIO NAME                TAX BASIS COST   (DEPRECIATION)   APPRECIATION    DEPRECIATION
--------------                --------------   --------------   ------------   -------------
Mid Cap Value Equity             121,351,188       5,800,825       8,556,636      (2,755,811)
Natural Resources                807,078,657     150,741,464     153,848,076      (3,106,612)
Quantitative All Cap              $5,037,711        $453,438        $518,137        $(64,700)
Quantitative Mid Cap             212,973,323      22,640,753      24,463,134      (1,822,381)
Quantitative Value               575,120,783      49,354,809      52,053,313      (2,698,505)
Real Estate Equity               323,166,990      50,980,195      50,980,195              --
Real Estate Securities           169,340,002      54,119,222      54,119,222              --
Real Return Bond                 962,726,494       6,166,665       9,602,578      (3,435,913)
Small Cap                        223,680,754      35,409,822      44,752,737      (9,342,916)
Small Cap Index                  162,610,395      11,449,404      16,961,253      (5,511,849)
Small Cap Opportunities          302,102,260      36,780,484      41,427,589      (4,647,105)
Small Co Value                   469,760,819      58,768,210      68,780,105     (10,011,894)
Small Company                    117,148,844       9,851,576      11,895,908      (2,044,332)
Small Company Growth              91,996,761      11,776,479      13,555,768      (1,779,288)
Special Value                    164,664,016      13,826,927      15,935,142      (2,108,215)
Spectrum Income                  899,164,453      32,366,104      34,910,301      (2,544,197)
Strategic Bond                   474,535,404       9,055,761      10,236,011      (1,180,249)
Strategic Income                 371,909,147       3,747,821       5,851,458      (2,103,637)
Strategic Value                   70,460,716       5,188,983       5,188,983              --
Total Bond Market                 50,209,450         495,757         497,367          (1,609)
Total Return                   1,612,896,851      16,437,582      16,895,973        (458,391)
U.S. Govt Securities             390,882,518       1,383,673       1,658,097        (274,424)
U.S. High Yield Bond             366,443,242       4,572,428       5,549,299        (976,871)
U.S. Multi Sector              1,400,706,127      90,653,075     112,799,674     (22,146,599)
Us Global Leaders Grwth          509,441,399      16,584,291      31,075,488     (14,491,197)
   Value                           5,284,725         157,459         210,077         (52,618)
Value & Restructuring            293,360,264      35,067,336      42,093,907      (7,026,571)
   Vista                         129,298,088      21,939,822      22,147,797        (207,975)

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II


BY: /S/ Keith F. Hartstein
------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:  January 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /S/ Keith F. Hartstein
------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 26, 2007


BY: /S/ John G. Vrysen
------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007